UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:    811-22311

Schwab Strategic Trust – Schwab U.S. Equity ETFs and Schwab International Equity ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)      (Zip code)

Jonathan de St. Paer

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Item 1: Report(s) to Shareholders.

Semiannual Report  |  February 28, 2021
Schwab International Equity ETFs

Schwab International Equity ETF	SCHF
Schwab International Small-Cap Equity ETF	SCHC
Schwab Emerging Markets Equity ETF	SCHE

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended February 28, 2021
Schwab International Equity ETF (Ticker Symbol: SCHF)
Market Price Return[1]	16.20%
NAV Return[1]	15.76%
FTSE Developed ex US Index (Net)*	15.78%
ETF Category: Morningstar Foreign Large Blend[2]	15.18%
Performance Details	pages 6-7

Schwab International Small-Cap Equity ETF (Ticker Symbol: SCHC)
Market Price Return[1]	18.63%
NAV Return[1]	17.88%
FTSE Developed Small Cap ex US Liquid Index (Net)*	17.89%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	19.21%
Performance Details	pages 8-9

Schwab Emerging Markets Equity ETF (Ticker Symbol: SCHE)
Market Price Return[1]	20.46%
NAV Return[1]	20.00%
FTSE Emerging Index (Net)*	20.37%
ETF Category: Morningstar Diversified Emerging Markets[2]	22.61%
Performance Details	pages 10-11
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the Schwab International Equity ETFs under license. The Schwab International Equity ETFs are not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the funds. Fees payable under the license are paid by the investment adviser.
*	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
The Investment Environment

For the six-month reporting period ended February 28, 2021, international equity markets generated strong returns, with major market indices achieving repeated record highs during the reporting period. Despite persisting COVID-19 pandemic-driven stresses on the global economy—including widespread business disruptions, high unemployment, and prolonged stay-at-home orders—and a resurgence of COVID-19 cases in the fall and into the winter, markets were buoyed by the extensive emergency rescue and fiscal stimulus measures passed by governments and central banks around the world beginning in March 2020, as well as the initial distribution of COVID-19 vaccines in December 2020 and the expanded rollout in 2021. The U.S. dollar generally weakened against a basket of foreign currencies over the reporting period, generally enhancing the return of overseas investments in U.S. dollar terms. For the reporting period, the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 14.33%. Emerging markets were stronger, with the MSCI Emerging Markets Index (Net)* returning 22.32%. For comparison, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 9.74% for the reporting period.
Bolstered by the extensive emergency rescue and fiscal stimulus measures passed by the U.S. Federal Reserve (Fed) and U.S. Congress, the U.S. economy has held up relatively well, especially given the intensity of the COVID-19 pandemic’s economic impact. Outside the U.S., conditions were similar as global economies wrestled with the fallout of the COVID-19 pandemic. After plummeting demand drove oil prices to deteriorate in early 2020, prices recovered during the reporting period, ending the reporting period at a level unseen since prior to the onset of the COVID-19 pandemic. In the eurozone, GDP growth jumped in the third quarter of 2020, regaining much of its losses from the second quarter, but turned slightly negative for the fourth quarter of 2020. The United Kingdom, which has been particularly hard-hit by the COVID-19 pandemic, suffered its biggest slump in more than three centuries over the course of 2020, effectively wiping out its growth over the past seven years. Japan’s economy rebounded sharply in the third quarter of 2020 and posted positive, although smaller, gains in the fourth quarter on strong exports and consumer spending. Over 2020, China was the only major economy to avoid contraction in the face of COVID-19-related shocks and maintained positive GDP growth in the last three quarters of 2020, approaching
Asset Class Performance Comparison % returns during the 6 months ended February 28, 2021

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
The Investment Environment (continued)

pre-pandemic growth rates on rising industrial output, strong manufacturing, and a robust real estate market. India, after plunging into one of the worst recessions of any major economy, saw its first positive gain in GDP in the fourth quarter of 2020.
Central banks around the world, including the Fed, maintained the low—and for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. In the U.S., the federal funds rate remained in a range of 0.00% to 0.25% throughout the reporting period. Outside the U.S., the European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and maintained its asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016. The Bank of England maintained its key official bank rate at 0.10% and also reiterated its commitment to its bond-buying program. Central banks in key emerging market economies—including China, India, Russia, and Thailand—also maintained low rates to counter the effects of the pandemic. Mexico reduced its benchmark interest rate by 0.25% in February.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
Fund Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Before joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the risk management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to this role, Mr. Rios was an associate portfolio manager on the Schwab equity index strategies team for four years. His first role with CSIM was as a trade operations specialist. Prior to joining CSIM in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Equity ETF (11/3/09)
Market Price Return[2]	16.20%	23.75%	10.52%	5.00%
NAV Return[2]	15.76%	24.93%	10.48%	5.09%
FTSE Developed ex US Index (Net)[3]	15.78%	24.80%	10.37%	5.03%
ETF Category: Morningstar Foreign Large Blend[4]	15.18%	23.16%	9.72%	5.05%
Fund Expense Ratio[5]: 0.06%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETF
Performance and Fund Facts as of February 28, 2021

Statistics1
Number of Holdings	1,504
Weighted Average Market Cap (millions)	$73,555
Price/Earnings Ratio (P/E)	20.3
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	3% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Small-Cap Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Small-Cap Equity ETF (1/14/10)
Market Price Return[2]	18.63%	29.34%	10.19%	5.28%
NAV Return[2]	17.88%	30.15%	10.10%	5.38%
FTSE Developed Small Cap ex US Liquid Index (Net)[3]	17.89%	29.96%	9.94%	5.30%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	19.21%	29.18%	10.22%	6.19%
Fund Expense Ratio[5]: 0.11%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Small-Cap Equity ETF
Performance and Fund Facts as of February 28, 2021

Statistics1
Number of Holdings	2,154
Weighted Average Market Cap (millions)	$3,043
Price/Earnings Ratio (P/E)	17.6
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate	12% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab Emerging Markets Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Emerging Markets Equity ETF (1/14/10)
Market Price Return[2]	20.46%	32.52%	14.68%	4.01%
NAV Return[2]	20.00%	32.06%	14.64%	4.08%
FTSE Emerging Index (Net)[3]	20.37%	32.63%	14.86%	4.25%
ETF Category: Morningstar Diversified Emerging Markets[4]	22.61%	34.85%	14.19%	4.40%
Fund Expense Ratio[5]: 0.11%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab Emerging Markets Equity ETF
Performance and Fund Facts as of February 28, 2021

Statistics1
Number of Holdings	1504
Weighted Average Market Cap (millions)	$182,215
Price/Earnings Ratio (P/E)	11.0
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate	8% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2020 and held through February 28, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/20	Ending Account Value (Net of Expenses) at 2/28/21	Expenses Paid During Period 9/1/20-2/28/21[2]
Schwab International Equity ETF
Actual Return	0.06%	$1,000.00	$1,157.60	$0.32
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30
Schwab International Small-Cap Equity ETF
Actual Return	0.11%	$1,000.00	$1,178.80	$0.59
Hypothetical 5% Return	0.11%	$1,000.00	$1,024.25	$0.55
Schwab Emerging Markets Equity ETF
Actual Return	0.11%	$1,000.00	$1,200.00	$0.60
Hypothetical 5% Return	0.11%	$1,000.00	$1,024.25	$0.55

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETF
Financial Statements
Financial Highlights
	9/1/20– 2/28/21*	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$32.11	$30.82	$33.25	$32.51	$28.32	$28.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.32	0.77	1.00	0.98	0.88	0.84
Net realized and unrealized gains (losses)	4.72	1.49	(2.30)	0.56	4.02	(0.45)
Total from investment operations	5.04	2.26	(1.30)	1.54	4.90	0.39
Less distributions:
Distributions from net investment income	(0.51)	(0.97)	(1.13)	(0.80)	(0.71)	(0.62)
Net asset value at end of period	$36.64	$32.11	$30.82	$33.25	$32.51	$28.32
Total return	15.76% [2]	7.37%	(3.79%)	4.70%	17.76%	1.47%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [3]	0.06%	0.06%	0.06%	0.06% [4]	0.08%
Net investment income (loss)	1.86% [3]	2.50%	3.22%	2.91%	2.95%	3.06%
Portfolio turnover rate[5]	3% [2]	6%	8%	5%	5%	5%
Net assets, end of period (x 1,000)	$24,211,970	$19,843,632	$18,138,537	$16,294,052	$11,413,011	$6,168,595

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
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Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Australia 6.5%
Adbri Ltd.	591,446	1,488,167
Afterpay Ltd. *	273,601	25,316,951
AGL Energy Ltd.	787,137	5,710,091
ALS Ltd.	582,849	4,458,268
Altium Ltd.	130,953	2,662,339
Alumina Ltd.	3,161,996	3,965,788
Amcor plc	1,937,249	21,357,409
AMP Ltd.	4,332,556	5,031,397
Ampol Ltd.	311,635	5,930,362
Ansell Ltd.	166,113	4,638,771
APA Group	1,447,740	10,412,606
Appen Ltd.	138,033	1,783,579
Aristocrat Leisure Ltd.	795,067	18,687,819
ASX Ltd.	239,039	12,510,325
Atlas Arteria Ltd.	1,215,203	5,221,496
Aurizon Holdings Ltd.	2,294,873	6,769,191
AusNet Services	2,241,770	2,872,382
Australia & New Zealand Banking Group Ltd.	3,503,184	70,977,354
Bank of Queensland Ltd.	538,412	3,664,011
Bank of Queensland Ltd., Interim Shares (a)	161,201	1,097,008
Beach Energy Ltd.	2,248,399	2,872,172
Bendigo & Adelaide Bank Ltd.	677,385	5,123,695
BHP Group Ltd.	3,659,168	139,181,736
BlueScope Steel Ltd.	621,305	8,023,318
Boral Ltd.	1,508,032	6,047,745
Brambles Ltd.	1,869,515	14,329,046
carsales.com Ltd.	265,825	3,844,376
Challenger Ltd.	813,072	4,060,148
Charter Hall Group	587,220	5,391,861
CIMIC Group Ltd. *	120,136	1,980,168
Cleanaway Waste Management Ltd.	1,598,825	2,698,426
Coca-Cola Amatil Ltd.	628,601	6,516,416
Cochlear Ltd.	78,531	12,853,452
Coles Group Ltd.	1,579,909	18,751,126
Commonwealth Bank of Australia	2,190,190	138,296,804
Computershare Ltd.	599,072	6,154,646
Crown Resorts Ltd.	416,828	3,210,947
CSL Ltd.	562,049	114,262,967
CSR Ltd.	619,029	2,621,510
Deterra Royalties Ltd. *	507,359	1,787,228
Dexus	1,338,736	9,224,399
Domain Holdings Australia Ltd. *	338,785	1,182,916
Domino's Pizza Enterprises Ltd.	72,983	5,082,484
Downer EDI Ltd.	900,743	3,591,379
Evolution Mining Ltd.	2,006,551	6,524,581
Flight Centre Travel Group Ltd. *	185,258	2,382,318
Fortescue Metals Group Ltd.	1,972,810	36,824,394
Goodman Group	2,228,146	28,566,505
Harvey Norman Holdings Ltd.	720,382	2,922,451
IDP Education Ltd.	168,138	3,548,500
Iluka Resources Ltd.	512,135	2,941,992
Incitec Pivot Ltd. *	2,371,505	4,883,811
Security	Number of Shares	Value ($)
Insurance Australia Group Ltd.	3,063,985	11,836,964
IOOF Holdings Ltd.	842,417	2,139,213
James Hardie Industries plc	547,113	15,464,718
JB Hi-Fi Ltd.	141,174	4,744,579
Lendlease Corp., Ltd.	853,769	8,791,139
Macquarie Group Ltd.	405,334	44,711,586
Magellan Financial Group Ltd.	166,290	5,592,540
Medibank Pvt Ltd.	3,386,371	7,262,187
Metcash Ltd.	1,289,441	3,364,221
Mineral Resources Ltd.	168,690	4,952,344
Mirvac Group	4,909,975	8,476,904
National Australia Bank Ltd.	4,064,802	77,541,328
Newcrest Mining Ltd.	1,008,939	19,246,809
NEXTDC Ltd. *	573,377	4,971,774
Northern Star Resources Ltd.	1,416,527	11,197,053
Nufarm Ltd. *	397,730	1,478,028
Oil Search Ltd.	2,521,652	8,277,594
Orica Ltd.	503,727	4,898,217
Origin Energy Ltd.	2,133,643	7,433,398
Orora Ltd.	1,190,912	2,692,252
OZ Minerals Ltd.	388,795	6,739,503
Perpetual Ltd.	76,249	1,809,920
Platinum Asset Management Ltd.	430,181	1,542,003
Qantas Airways Ltd. *	903,569	3,497,715
QBE Insurance Group Ltd.	1,781,575	12,813,653
Qube Holdings Ltd.	1,743,468	4,143,864
Ramsay Health Care Ltd.	218,878	11,184,052
REA Group Ltd.	60,779	6,437,137
Rio Tinto Ltd.	461,084	45,403,168
Santos Ltd.	2,225,580	12,457,607
Scentre Group	6,456,310	14,395,607
SEEK Ltd.	427,340	8,502,758
Seven Group Holdings Ltd.	167,662	2,815,447
Shopping Centres Australasia Property Group	1,370,533	2,482,896
Sims Ltd.	195,350	2,037,202
Sonic Healthcare Ltd.	584,644	14,361,993
South32 Ltd.	5,974,260	12,812,003
Stockland	2,977,314	9,612,001
Suncorp Group Ltd.	1,576,798	12,134,324
Sydney Airport *	1,646,139	7,468,223
Tabcorp Holdings Ltd.	2,588,082	8,916,434
Telstra Corp., Ltd.	5,105,849	12,175,080
The GPT Group	2,442,165	8,073,391
The Star Entertainment Grp Ltd. *	1,102,306	3,149,065
TPG Telecom Ltd. *	445,360	2,344,624
Transurban Group	3,400,626	33,699,385
Treasury Wine Estates Ltd.	912,761	7,702,589
Vicinity Centres	4,664,424	5,922,363
Vocus Group Ltd. *	770,697	3,007,235
Washington H Soul Pattinson & Co., Ltd.	114,393	2,646,264
Wesfarmers Ltd.	1,405,136	53,566,040
Westpac Banking Corp.	4,482,425	82,662,383
Whitehaven Coal Ltd. *	1,062,160	1,249,933
WiseTech Global Ltd.	99,659	2,104,044
Woodside Petroleum Ltd.	1,174,328	22,338,176
Woolworths Group Ltd.	1,568,552	47,846,291

14
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Worley Ltd.	391,105	3,361,007
Xero Ltd. *	147,381	13,513,143
		1,582,240,202

Austria 0.2%
ANDRITZ AG	90,073	4,342,611
Erste Group Bank AG *	357,494	11,841,846
OMV AG	179,730	8,695,709
Raiffeisen Bank International AG *	166,096	3,391,035
Telekom Austria AG	198,734	1,517,295
Verbund AG	81,383	6,243,065
Vienna Insurance Group AG Wiener Versicherung Gruppe	45,081	1,217,505
voestalpine AG	136,831	5,454,246
		42,703,312

Belgium 0.8%
Ackermans & van Haaren N.V.	27,467	4,454,149
Ageas S.A. N.V.	221,111	12,469,145
Anheuser-Busch InBev S.A.	1,030,219	59,347,769
Argenx SE *	62,168	20,947,561
Elia Group S.A. N.V.	43,457	4,726,230
Etablissements Franz Colruyt N.V.	61,814	3,724,481
Groupe Bruxelles Lambert S.A.	131,574	13,121,323
KBC Group N.V. *	341,113	24,685,240
Proximus SADP	179,042	3,520,603
Sofina S.A.	18,528	6,173,309
Solvay S.A.	85,293	10,466,745
Telenet Group Holding N.V.	61,678	2,473,531
UCB S.A.	147,877	14,797,411
Umicore S.A.	253,884	14,995,279
		195,902,776

Canada 7.5%
Agnico Eagle Mines Ltd.	296,922	16,661,405
Alimentation Couche-Tard, Inc., B Shares	1,033,221	31,216,985
Bank of Montreal	794,056	65,217,964
Barrick Gold Corp.	2,186,068	41,010,359
Bausch Health Cos., Inc. *	379,343	12,000,543
BCE, Inc.	376,079	16,169,021
Brookfield Asset Management, Inc., Class A	1,649,149	66,955,971
Canadian Imperial Bank of Commerce	551,458	51,107,873
Canadian National Railway Co.	884,098	97,006,361
Canadian Natural Resources Ltd.	1,435,041	39,344,608
Canadian Pacific Railway Ltd.	168,035	60,195,287
Canadian Tire Corp., Ltd., Class A	70,260	9,126,030
Canadian Utilities Ltd., Class A	147,166	3,501,295
Canopy Growth Corp. *	286,657	9,487,305
Cenovus Energy, Inc.	1,558,891	11,599,331
CGI, Inc. *	282,473	21,196,631
Constellation Software, Inc.	23,527	30,620,781
Dollarama, Inc.	362,510	13,867,582
Enbridge, Inc.	2,501,967	84,940,396
Fairfax Financial Holdings Ltd.	33,225	13,605,191
Fortis, Inc.	571,970	22,137,859
Franco-Nevada Corp.	230,992	24,861,746
George Weston Ltd.	91,085	6,724,893
Great-West Lifeco, Inc.	333,524	8,580,471
Hydro One Ltd.	384,122	8,198,244
IGM Financial, Inc.	101,247	2,776,695
Imperial Oil Ltd.	278,398	6,133,112
Intact Financial Corp.	177,048	19,892,028
Loblaw Cos. Ltd.	201,173	9,745,608
Security	Number of Shares	Value ($)
Magna International, Inc.	341,863	28,944,941
Manulife Financial Corp.	2,407,122	48,237,508
Metro, Inc.	312,598	13,061,954
National Bank of Canada	414,452	26,242,079
Nutrien Ltd.	707,708	38,398,470
Pembina Pipeline Corp.	679,180	17,360,399
Power Corp. of Canada	673,018	16,309,789
Restaurant Brands International, Inc.	361,933	21,821,758
Rogers Communications, Inc., B Shares	436,834	19,022,637
Royal Bank of Canada	1,766,780	151,222,971
Saputo, Inc.	289,090	8,184,033
Shaw Communications, Inc., B Shares	581,792	10,179,062
Shopify, Inc., Class A *	137,416	178,958,832
Sun Life Financial, Inc.	725,389	35,089,117
Suncor Energy, Inc.	1,895,593	37,836,995
TC Energy Corp.	1,165,787	49,080,922
Teck Resources Ltd., Class B	564,798	11,822,391
TELUS Corp.	527,880	10,632,654
The Bank of Nova Scotia	1,500,877	88,203,198
The Toronto-Dominion Bank	2,243,935	136,727,604
Thomson Reuters Corp.	207,124	18,111,080
Waste Connections, Inc.	326,161	32,015,820
Wheaton Precious Metals Corp.	554,120	19,923,809
		1,821,269,598

Denmark 1.9%
Ambu A/S, Class B	208,868	9,730,410
AP Moller - Maersk A/S, A Shares	5,206	10,511,850
AP Moller - Maersk A/S, B Shares	7,311	15,800,472
Carlsberg A/S, B Shares	122,470	19,391,292
Chr Hansen Holding A/S *	127,178	10,977,633
Coloplast A/S, B Shares	163,924	25,120,074
Danske Bank A/S *	813,826	15,104,185
Demant A/S *	126,726	5,252,109
DSV PANALPINA A/S	249,754	46,149,199
Genmab A/S *	72,881	24,625,778
GN Store Nord A/S	164,837	13,937,656
H. Lundbeck A/S	77,255	2,959,681
ISS A/S *	233,518	4,231,055
Novo Nordisk A/S, B Shares	2,001,586	143,088,282
Novozymes A/S, B Shares *	250,362	15,562,187
Orsted A/S	233,230	37,994,457
Pandora A/S	119,500	11,695,931
Rockwool International A/S, B Shares	7,740	2,822,470
Tryg A/S	178,481	5,651,959
Vestas Wind Systems A/S	252,475	47,579,251
		468,185,931

Finland 1.1%
Elisa Oyj	179,199	10,734,204
Fortum Oyj	538,954	13,535,032
Huhtamaki Oyj	114,250	5,169,865
Kesko Oyj, B Shares	340,607	8,698,541
Kojamo Oyj	246,682	4,754,831
Kone Oyj, B Shares *	484,838	38,887,838
Metso Outotec Oyj	755,331	8,540,185
Neles Oyj	130,583	1,623,057
Neste Oyj	515,138	34,052,448
Nokia Oyj *	6,967,259	27,907,633
Nokian Renkaat Oyj	167,731	5,969,314
Nordea Bank Abp	4,181,907	38,110,596
Orion Oyj, Class B	129,560	5,342,119
Sampo Oyj, A Shares	623,757	27,914,875
Stora Enso Oyj, R Shares	710,622	14,081,177

15
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
UPM-Kymmene Oyj	662,911	25,426,666
Wartsila Oyj Abp	619,334	7,143,105
		277,891,486

France 8.7%
Accor S.A. *	229,548	9,629,292
Aeroports de Paris *	33,778	4,313,172
Air Liquide S.A.	575,305	87,078,655
Airbus SE *	688,667	80,171,549
ALD S.A.	100,470	1,478,040
Alstom S.A. *	327,153	16,416,043
Amundi S.A. *	70,325	5,377,710
Arkema S.A.	81,791	9,083,929
Atos SE *	116,392	9,129,294
AXA S.A.	2,384,554	60,202,927
BioMerieux	52,162	6,660,657
BNP Paribas S.A. *	1,341,709	80,247,604
Bollore S.A.	1,252,957	6,031,648
Bouygues S.A.	265,707	10,823,608
Bureau Veritas S.A. *	346,918	9,428,184
Capgemini SE	194,585	31,448,334
Carrefour S.A.	714,397	12,525,765
Casino Guichard Perrachon S.A. *(b)	69,902	2,255,234
Cie de Saint-Gobain *	593,725	32,011,867
Cie Generale des Etablissements Michelin S.C.A.	217,385	31,597,462
Cie Plastic Omnium S.A.	70,716	2,551,018
CNP Assurances *	178,963	3,238,829
Covivio	60,125	5,083,038
Credit Agricole S.A. *	1,441,689	20,325,344
Danone S.A.	742,798	50,904,797
Dassault Aviation S.A. *	2,723	2,951,523
Dassault Systemes SE	162,591	33,924,971
Edenred	304,276	16,948,562
Eiffage S.A. *	94,678	9,786,600
Electricite de France S.A. *	630,423	7,581,675
Engie S.A. *	2,045,373	30,003,111
EssilorLuxottica S.A.	365,804	59,941,738
Eurazeo SE *	53,961	4,018,294
Eurofins Scientific SE *	148,822	13,302,339
Euronext N.V.	76,943	8,330,692
Faurecia SE *	99,802	5,185,989
Gecina S.A.	63,736	8,873,508
Getlink SE *	565,096	9,307,846
Hermes International	37,956	42,532,738
ICADE	40,251	2,990,028
Iliad S.A.	19,168	3,410,813
Imerys S.A.	51,089	2,650,385
Ipsen S.A.	42,553	3,649,131
JCDecaux S.A. *	94,163	2,241,326
Kering S.A.	91,650	58,392,377
Klepierre S.A.	237,117	5,626,736
L'Oreal S.A.	296,853	109,104,942
La Francaise des Jeux SAEM	109,474	4,968,366
Legrand S.A.	329,440	28,758,956
LVMH Moet Hennessy Louis Vuitton SE	308,738	196,741,736
Natixis S.A. *	1,027,372	5,032,989
Orange S.A.	2,381,273	27,597,434
Orpea S.A. *	61,105	7,378,356
Pernod-Ricard S.A.	256,977	49,080,402
Publicis Groupe S.A.	275,984	16,260,384
Remy Cointreau S.A.	29,702	5,696,261
Renault S.A. *	231,755	10,443,418
Rexel S.A. *	368,123	6,952,639
Rubis S.C.A.	116,572	5,371,153
Safran S.A. *	399,239	54,880,528
Sanofi	1,349,789	124,188,734
Security	Number of Shares	Value ($)
Sartorius Stedim Biotech	29,518	12,970,079
Schneider Electric SE	651,451	97,141,326
SCOR SE *	189,057	6,306,038
SEB S.A.	33,804	6,101,353
Societe Generale S.A. *	962,033	23,979,040
Sodexo S.A. *	107,123	10,300,651
STMicroelectronics N.V.	781,493	30,325,980
Suez S.A.	463,235	9,699,237
Technip Energies N.V. *	116,092	1,505,650
TechnipFMC plc (b)	582,224	4,760,354
Teleperformance	71,452	25,420,104
Thales S.A.	122,726	11,684,800
Total SE	3,014,546	140,416,264
Ubisoft Entertainment S.A. *	118,408	9,712,842
Valeo S.A.	298,872	10,607,419
Veolia Environnement S.A.	629,098	17,066,440
Vinci S.A.	583,110	60,897,295
Vivendi SE	972,857	33,736,992
Wendel SE	34,897	4,011,300
Worldline S.A. *	292,437	26,196,049
		2,114,959,893

Germany 7.3%
1&1 Drillisch AG	63,081	1,793,982
adidas AG *	238,467	83,622,460
Allianz SE	515,211	124,947,543
Aroundtown S.A.	1,525,652	11,136,944
BASF SE	1,135,174	93,323,415
Bayer AG	1,219,158	74,168,273
Bayerische Motoren Werke AG	398,241	34,562,020
Bechtle AG	33,299	6,317,384
Beiersdorf AG	123,646	12,291,675
Brenntag SE	193,622	15,102,281
Carl Zeiss Meditec AG	44,648	6,736,282
Commerzbank AG *	1,291,975	8,515,322
Continental AG	134,619	19,428,323
Covestro AG	223,378	16,257,327
CTS Eventim AG & Co., KGaA *	74,176	5,077,964
Daimler AG	993,698	79,907,475
Delivery Hero SE *	183,521	23,545,497
Deutsche Bank AG *	2,549,782	31,611,566
Deutsche Boerse AG	227,341	37,404,547
Deutsche Lufthansa AG *	376,678	5,616,846
Deutsche Post AG	1,211,966	60,402,719
Deutsche Telekom AG	3,994,094	72,865,906
Deutsche Wohnen SE	426,249	20,151,990
DWS Group GmbH & Co. KGaA	44,329	1,858,747
E.ON SE	2,677,382	27,460,862
Evonik Industries AG	238,284	8,066,600
Fielmann AG *	30,547	2,421,190
Fraport AG Frankfurt Airport Services Worldwide *	42,686	2,709,781
Fresenius Medical Care AG & Co. KGaA	249,803	17,392,175
Fresenius SE & Co. KGaA	497,199	21,388,044
FUCHS PETROLUB SE	36,035	1,570,240
GEA Group AG	207,235	7,199,127
GRENKE AG (b)	31,880	1,340,427
Hannover Rueck SE	73,337	12,489,007
HeidelbergCement AG	186,283	14,805,702
Hella GmbH & Co. KGaA *	55,629	3,309,952
HelloFresh SE *	181,823	14,234,940
Henkel AG & Co. KGaA	118,595	10,565,974
HOCHTIEF AG	23,200	2,079,628
Infineon Technologies AG	1,613,318	70,496,830
KION Group AG	96,309	8,175,976
Knorr-Bremse AG	82,790	10,605,767
LANXESS AG	101,285	7,538,664

16
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
LEG Immobilien AG	88,671	12,177,129
Merck KGaA	160,214	26,165,635
METRO AG	162,079	1,796,158
MTU Aero Engines AG	64,911	15,521,427
Muenchener Rueckversicherungs-Gesellschaft AG	173,591	51,201,253
Nemetschek SE	69,279	4,385,338
OSRAM Licht AG *	30,235	1,881,937
ProSiebenSat.1 Media SE *	196,306	4,045,930
Puma SE *	112,991	12,066,322
QIAGEN N.V. *	273,901	13,630,902
Rational AG	4,051	3,486,226
Rheinmetall AG	54,775	5,493,064
RTL Group S.A. *	49,487	2,802,741
RWE AG	778,815	29,626,504
SAP SE	1,392,719	172,530,616
Scout24 AG	128,201	9,717,867
Siemens AG	947,346	147,162,732
Siemens Energy AG *	477,205	18,100,981
Siemens Healthineers AG	282,771	15,730,113
Suedzucker AG	97,962	1,549,349
Symrise AG	156,478	18,370,318
Talanx AG *	70,411	2,945,119
TeamViewer AG *	180,166	9,731,504
Telefonica Deutschland Holding AG	772,792	2,073,013
ThyssenKrupp AG *	589,453	7,981,157
TRATON SE	56,644	1,584,791
Uniper SE	139,848	4,922,677
United Internet AG	134,283	5,945,974
Varta AG *	17,895	2,478,360
Volkswagen AG	36,868	8,668,148
Vonovia SE	702,566	44,975,331
Wacker Chemie AG	17,982	2,347,446
Zalando SE *	200,505	20,691,569
		1,772,285,005

Hong Kong 3.2%
AAC Technologies Holdings, Inc.	859,665	4,632,252
AIA Group Ltd.	14,978,306	187,389,327
ASM Pacific Technology Ltd.	383,641	5,336,212
BOC Aviation Ltd.	245,158	2,370,249
BOC Hong Kong Holdings Ltd.	4,450,962	14,803,357
Brightoil Petroleum Holdings Ltd. *(a)	2,936,732	—
Budweiser Brewing Co. APAC Ltd.	2,138,844	6,534,526
Cafe de Coral Holdings Ltd.	423,126	938,177
Cathay Pacific Airways Ltd. *	1,383,480	1,284,080
Champion REIT	2,339,412	1,369,144
Chow Tai Fook Jewellery Group Ltd.	2,374,460	3,262,937
CK Asset Holdings Ltd.	3,013,994	17,697,722
CK Hutchison Holdings Ltd.	3,312,409	25,022,355
CK Infrastructure Holdings Ltd.	793,964	4,600,628
CLP Holdings Ltd.	2,057,446	20,064,299
Dairy Farm International Holdings Ltd.	397,691	1,722,002
ESR Cayman Ltd. *	2,278,559	7,211,048
First Pacific Co., Ltd.	3,152,156	1,032,115
Galaxy Entertainment Group Ltd.	2,663,203	24,340,927
Hang Lung Group Ltd.	1,093,504	2,734,694
Hang Lung Properties Ltd.	2,539,551	6,580,208
Hang Seng Bank Ltd.	896,031	17,326,104
Henderson Land Development Co., Ltd.	1,642,898	7,137,188
Hong Kong & China Gas Co., Ltd.	12,983,784	19,582,753
Hong Kong Exchanges & Clearing Ltd.	1,573,816	96,003,111
Hongkong Land Holdings Ltd.	1,463,000	7,051,660
Huabao International Holdings Ltd.	1,055,630	1,152,608
Hysan Development Co., Ltd.	741,481	3,159,062
Jardine Matheson Holdings Ltd.	259,854	13,595,561
Jardine Strategic Holdings Ltd.	228,355	5,909,827
Security	Number of Shares	Value ($)
Johnson Electric Holdings Ltd.	433,345	1,251,320
JS Global Lifestyle Co., Ltd.	798,617	1,970,458
Kerry Logistics Network Ltd.	770,896	2,245,902
Kerry Properties Ltd.	764,256	2,458,080
L'Occitane International S.A.	505,244	1,325,416
Lee & Man Paper Manufacturing Ltd.	2,134,280	1,978,185
Lenovo Group Ltd.	9,418,198	11,910,320
Link REIT	2,547,533	24,039,062
Man Wah Holdings Ltd.	1,830,956	4,012,485
Melco International Development Ltd.	1,044,516	2,165,149
MGM China Holdings Ltd.	1,048,944	1,871,436
Microport Scientific Corp.	587,664	3,458,251
Minth Group Ltd.	873,594	3,840,172
MMG Ltd. *	2,963,744	1,868,255
MTR Corp., Ltd.	1,837,294	11,025,161
NagaCorp Ltd.	1,958,232	2,595,039
New World Development Co., Ltd.	1,769,175	8,997,139
Nexteer Automotive Group Ltd.	1,058,880	1,400,492
NWS Holdings Ltd.	1,864,452	2,107,839
PCCW Ltd.	5,104,106	2,927,968
Power Assets Holdings Ltd.	1,728,285	9,602,388
PRADA S.p.A. *	648,180	3,856,150
Samsonite International S.A. *	1,589,706	3,094,428
Sands China Ltd. *	2,977,708	13,933,985
Shangri-La Asia Ltd. *	1,616,331	1,654,388
Sino Land Co., Ltd.	4,243,060	6,421,461
SITC International Holdings Co., Ltd.	1,500,454	3,945,840
SJM Holdings Ltd.	2,292,123	3,191,158
Sun Art Retail Group Ltd.	1,961,584	1,694,214
Sun Hung Kai Properties Ltd.	1,778,749	28,570,598
Swire Pacific Ltd., A Shares	605,219	4,435,368
Swire Pacific Ltd., B Shares	1,509,211	1,750,971
Swire Properties Ltd.	1,366,171	4,394,022
Techtronic Industries Co., Ltd.	1,541,144	23,522,395
The Bank of East Asia Ltd.	1,628,656	3,846,285
The Wharf Holdings Ltd.	1,726,008	4,071,744
Tingyi Cayman Islands Holding Corp.	2,394,059	4,808,271
Uni-President China Holdings Ltd.	1,472,248	1,768,819
United Energy Group Ltd. *	8,586,338	1,604,954
Vinda International Holdings Ltd.	298,878	891,932
Vitasoy International Holdings Ltd.	1,002,596	4,420,167
VTech Holdings Ltd.	213,649	1,791,574
Want Want China Holdings Ltd.	6,738,036	4,864,161
WH Group Ltd.	10,668,447	9,571,876
Wharf Real Estate Investment Co., Ltd.	2,047,501	12,233,775
Wynn Macau Ltd. *	1,818,594	3,432,128
Xinyi Glass Holdings Ltd.	2,545,010	7,119,276
Yue Yuen Industrial Holdings Ltd.	945,464	2,015,891
		775,800,481

Ireland 0.2%
AIB Group plc *	991,294	2,241,622
Glanbia plc	234,194	3,055,845
Kerry Group plc, A Shares	189,990	23,049,455
Kingspan Group plc *	186,875	13,666,439
		42,013,361

Israel 0.4%
Airport City Ltd. *	86,747	1,188,853
Alony Hetz Properties & Investments Ltd.	130,785	1,572,089
Amot Investments Ltd.	207,377	1,095,510
Azrieli Group Ltd.	42,545	2,589,148
Bank Hapoalim B.M. *	1,332,807	9,454,815
Bank Leumi Le-Israel	1,798,511	10,994,007
Bezeq The Israeli Telecommunication Corp., Ltd. *	2,507,204	2,430,233

17
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Elbit Systems Ltd.	30,569	3,974,422
Electra Ltd.	1,909	998,095
Energix-Renewable Energies Ltd.	195,703	685,288
First International Bank of Israel Ltd.	66,101	1,734,785
Gazit-Globe Ltd.	116,250	729,917
Harel Insurance Investments & Financial Services Ltd.	132,441	1,203,391
ICL Group Ltd.	875,315	5,078,502
Israel Discount Bank Ltd., A Shares	1,447,734	5,379,781
Melisron Ltd.	20,569	1,086,599
Mivne Real Estate KD Ltd.	793,178	1,843,653
Mizrahi Tefahot Bank Ltd.	167,993	4,024,489
Nice Ltd. *	77,706	18,066,581
Paz Oil Co., Ltd.	12,102	1,128,478
Shapir Engineering and Industry Ltd.	147,332	1,016,251
Shikun & Binui Ltd. *	224,711	1,315,964
Shufersal Ltd.	155,993	1,253,048
Strauss Group Ltd.	50,393	1,352,048
Teva Pharmaceutical Industries Ltd. *	1,228,089	13,612,892
The Phoenix Holdings Ltd. *	150,932	1,175,490
Tower Semiconductor Ltd. *	129,423	3,945,942
		98,930,271

Italy 2.1%
A2A S.p.A.	1,970,585	3,335,499
Amplifon S.p.A. *	151,232	6,057,658
Assicurazioni Generali S.p.A.	1,574,867	29,724,967
Atlantia S.p.A. *	602,021	11,344,631
Banca Mediolanum S.p.A. *	304,618	2,671,410
Buzzi Unicem S.p.A.	123,056	3,129,204
CNH Industrial N.V. *	1,215,150	18,053,376
Davide Campari-Milano N.V.	624,686	7,110,811
DiaSorin S.p.A.	28,240	5,566,700
Enel S.p.A.	9,631,569	91,702,618
Eni S.p.A.	3,064,803	35,273,587
EXOR N.V.	130,451	10,529,704
Ferrari N.V.	150,538	29,509,767
FinecoBank Banca Fineco S.p.A. *	755,436	13,359,935
Hera S.p.A.	886,201	3,177,531
Infrastrutture Wireless Italiane S.p.A.	393,517	4,114,963
Intesa Sanpaolo S.p.A. *	19,223,843	49,794,541
Italgas S.p.A.	635,114	3,763,540
Leonardo S.p.A.	490,871	3,950,281
Mediobanca Banca di Credito Finanziario S.p.A. *	853,175	8,924,661
Moncler S.p.A. *	236,346	14,716,778
Nexi S.p.A. *	529,546	9,567,526
Pirelli & C S.p.A. *	551,893	3,198,714
Poste Italiane S.p.A.	577,894	6,596,414
Prysmian S.p.A.	298,715	9,677,267
Recordati Industria Chimica e Farmaceutica S.p.A.	120,613	6,169,298
Snam S.p.A.	2,690,655	14,030,379
Stellantis N.V.	1,393,793	22,727,451
Stellantis N.V. *	1,152,292	18,775,504
Telecom Italia S.p.A.	13,874,360	6,616,710
Tenaris S.A.	559,139	5,867,892
Terna Rete Elettrica Nazionale S.p.A.	1,729,051	12,105,428
UniCredit S.p.A. *	2,639,182	27,357,368
UnipolSai Assicurazioni S.p.A.	662,069	1,931,901
		500,434,014

Japan 22.6%
ABC-Mart, Inc.	31,335	1,782,336
Acom Co., Ltd.	562,399	2,507,411
Activia Properties, Inc.	407	1,787,836
Security	Number of Shares	Value ($)
Advance Residence Investment Corp.	758	2,301,605
Advantest Corp.	241,133	19,803,959
Aeon Co., Ltd.	866,320	26,044,894
AEON Financial Service Co., Ltd.	137,359	1,758,567
Aeon Mall Co., Ltd.	142,744	2,400,950
AGC, Inc.	229,441	8,398,910
Aica Kogyo Co., Ltd.	66,467	2,298,957
Ain Holdings, Inc.	32,421	2,090,598
Air Water, Inc.	229,459	3,773,345
Aisin Seiki Co., Ltd.	213,576	7,266,876
Ajinomoto Co., Inc.	600,605	11,945,579
Alfresa Holdings Corp.	213,600	4,118,025
Alps Alpine Co., Ltd.	242,646	3,193,070
Amada Co., Ltd.	393,735	4,771,090
Amano Corp.	87,899	1,970,178
ANA Holdings, Inc. *	190,044	4,555,776
Anritsu Corp. (b)	171,993	3,669,421
Aozora Bank Ltd.	147,280	3,110,381
Ariake Japan Co., Ltd.	24,282	1,506,514
AS One Corp.	14,956	1,917,580
Asahi Group Holdings Ltd.	515,651	22,321,967
Asahi Intecc Co., Ltd.	227,197	6,514,800
Asahi Kasei Corp.	1,525,350	16,407,463
Asics Corp.	207,732	3,402,406
ASKUL Corp.	25,925	857,759
Astellas Pharma, Inc.	2,294,253	36,048,240
Azbil Corp.	160,964	6,836,513
Bandai Namco Holdings, Inc.	240,863	18,418,536
Benefit One, Inc.	73,371	1,849,770
Benesse Holdings, Inc.	94,236	1,900,818
Bic Camera, Inc.	189,721	2,054,984
Bridgestone Corp.	714,697	27,913,030
Brother Industries Ltd.	294,581	5,787,104
Calbee, Inc.	92,688	2,435,953
Canon Marketing Japan, Inc.	62,585	1,368,129
Canon, Inc.	1,245,884	26,808,608
Capcom Co., Ltd.	111,061	6,754,977
Casio Computer Co., Ltd.	268,080	5,163,320
Central Japan Railway Co.	224,105	36,621,626
Chubu Electric Power Co., Inc.	875,983	10,750,401
Chugai Pharmaceutical Co., Ltd.	804,725	35,976,208
Coca-Cola Bottlers Japan Holdings, Inc.	180,376	3,098,255
COMSYS Holdings Corp.	135,198	4,079,797
Concordia Financial Group Ltd.	1,379,435	5,321,455
Cosmo Energy Holdings Co., Ltd.	73,882	1,769,728
Cosmos Pharmaceutical Corp.	20,767	2,972,562
Credit Saison Co., Ltd.	225,281	2,801,739
CyberAgent, Inc.	121,004	7,291,587
Dai Nippon Printing Co., Ltd.	341,024	6,126,525
Dai-ichi Life Holdings, Inc.	1,314,221	23,054,994
Daicel Corp.	299,981	2,196,219
Daido Steel Co., Ltd.	48,139	1,981,317
Daifuku Co., Ltd.	118,145	11,288,869
Daiichi Sankyo Co., Ltd.	2,363,148	66,764,365
Daiichikosho Co., Ltd.	48,629	1,930,737
Daikin Industries Ltd.	328,076	63,804,531
Daito Trust Construction Co., Ltd.	80,591	8,933,543
Daiwa House Industry Co., Ltd.	796,531	22,451,498
Daiwa House REIT Investment Corp.	1,189	3,120,372
Daiwa Office Investment Corp.	159	1,087,958
Daiwa Securities Group, Inc.	1,876,233	9,115,245
DeNA Co., Ltd.	118,263	2,327,741
Denka Co., Ltd.	104,163	3,910,757
Denso Corp.	563,014	33,757,588
Dentsu Group, Inc.	275,081	9,475,758
DIC Corp.	105,893	2,593,156
Disco Corp.	34,399	10,783,993
DMG Mori Co., Ltd.	126,716	1,901,810

18
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Dowa Holdings Co., Ltd.	59,718	2,351,389
East Japan Railway Co.	452,205	33,348,739
Ebara Corp.	120,121	4,498,618
Eisai Co., Ltd.	327,296	22,484,320
Elecom Co., Ltd.	26,512	1,168,330
Electric Power Development Co., Ltd.	214,923	3,502,030
ENEOS Holdings, Inc.	3,712,826	16,298,937
Ezaki Glico Co., Ltd.	62,727	2,552,295
Fancl Corp.	84,120	2,996,390
FANUC Corp.	238,165	58,881,792
Fast Retailing Co., Ltd.	63,456	62,538,765
FP Corp.	55,976	2,172,525
Fuji Electric Co., Ltd.	153,871	6,383,610
Fuji Oil Holdings, Inc.	58,008	1,610,002
Fuji Seal International, Inc.	49,973	1,027,228
FUJIFILM Holdings Corp.	435,699	24,823,474
Fujitsu General Ltd.	74,034	2,001,295
Fujitsu Ltd.	233,147	33,613,084
Fukuoka Financial Group, Inc.	204,956	3,683,975
Fukuyama Transporting Co., Ltd.	39,695	1,551,808
Furukawa Electric Co., Ltd.	80,269	2,095,251
Fuyo General Lease Co., Ltd.	24,278	1,606,532
Glory Ltd.	71,086	1,551,962
GLP J-REIT	2,710	4,390,332
GMO internet, Inc.	70,070	2,078,292
GMO Payment Gateway, Inc.	49,331	6,533,325
Goldwin, Inc.	44,119	3,031,266
GS Yuasa Corp.	96,566	2,841,509
GungHo Online Entertainment, Inc.	42,568	870,618
H.U. Group Holdings, Inc.	67,460	2,086,359
Hakuhodo DY Holdings, Inc.	305,954	5,037,013
Hamamatsu Photonics K.K.	160,912	9,469,854
Hankyu Hanshin Holdings, Inc.	264,737	8,783,981
Haseko Corp.	321,380	3,975,773
Hikari Tsushin, Inc.	28,142	5,570,816
Hino Motors Ltd.	330,915	3,106,017
Hirogin Holdings, Inc.	358,205	2,104,715
Hirose Electric Co., Ltd.	41,985	6,123,962
Hisamitsu Pharmaceutical Co., Inc.	89,826	5,598,316
Hitachi Capital Corp.	50,452	1,362,403
Hitachi Construction Machinery Co., Ltd.	129,079	3,967,840
Hitachi Ltd.	1,146,985	52,493,888
Hitachi Metals Ltd.	254,048	4,027,474
Hitachi Transport System Ltd.	40,642	1,274,116
Hokuhoku Financial Group, Inc.	177,473	1,602,488
Hokuriku Electric Power Co.	205,425	1,272,578
Honda Motor Co., Ltd.	2,118,357	57,889,961
Horiba Ltd.	51,097	3,040,689
Hoshizaki Corp.	65,452	5,737,955
House Foods Group, Inc.	90,933	3,038,497
Hoya Corp.	448,832	50,974,913
Hulic Co., Ltd.	465,965	5,195,855
Ibiden Co., Ltd.	130,395	5,299,515
Idemitsu Kosan Co., Ltd.	290,999	7,604,104
IHI Corp.	163,336	3,001,801
Iida Group Holdings Co., Ltd.	172,609	3,907,761
Industrial & Infrastructure Fund Investment Corp.	1,105	1,898,020
Inpex Corp.	1,159,403	8,531,743
Isetan Mitsukoshi Holdings Ltd.	424,845	3,098,410
Isuzu Motors Ltd.	648,682	6,782,727
Ito En Ltd.	68,964	3,806,160
ITOCHU Corp.	1,681,254	49,992,610
Itochu Techno-Solutions Corp.	122,847	3,770,506
Itoham Yonekyu Holdings, Inc.	161,908	1,078,981
Izumi Co., Ltd.	50,974	1,882,698
J Front Retailing Co., Ltd.	314,378	3,000,961
Japan Airlines Co., Ltd. *	180,161	4,278,274
Security	Number of Shares	Value ($)
Japan Airport Terminal Co., Ltd.	55,772	2,685,474
Japan Exchange Group, Inc.	667,510	14,369,572
Japan Logistics Fund, Inc.	500	1,464,239
Japan Post Bank Co., Ltd.	513,344	4,885,778
Japan Post Holdings Co., Ltd.	1,630,766	13,938,197
Japan Post Insurance Co., Ltd.	220,436	4,508,448
Japan Prime Realty Investment Corp.	511	1,848,982
Japan Real Estate Investment Corp.	764	4,653,989
Japan Retail Fund Investment Corp.	3,096	3,059,966
Japan Tobacco, Inc.	1,466,709	26,500,984
JCR Pharmaceuticals Co., Ltd.	68,712	2,308,888
JFE Holdings, Inc. *	641,355	6,730,194
JGC Holdings Corp.	278,516	3,573,600
JSR Corp.	225,520	6,720,725
JTEKT Corp.	285,034	2,988,389
Justsystems Corp.	44,138	2,581,000
K's Holdings Corp.	208,624	2,798,233
Kagome Co., Ltd.	97,352	2,901,188
Kajima Corp.	568,428	7,245,403
Kakaku.com, Inc.	173,471	5,503,398
Kaken Pharmaceutical Co., Ltd.	42,184	1,676,828
Kamigumi Co., Ltd.	132,975	2,486,261
Kandenko Co., Ltd.	138,898	1,139,449
Kaneka Corp.	70,129	2,718,535
Kansai Mirai Financial Group, Inc.	155,570	871,741
Kansai Paint Co., Ltd.	235,145	6,140,167
Kao Corp.	580,430	38,920,517
Kawasaki Heavy Industries Ltd. *	171,810	3,850,969
KDDI Corp.	2,102,617	64,929,697
Keihan Holdings Co., Ltd.	121,869	5,467,748
Keikyu Corp.	316,509	5,002,827
Keio Corp.	141,079	10,527,295
Keisei Electric Railway Co., Ltd.	173,008	6,235,693
Kenedix Office Investment Corp.	227	1,499,981
Kewpie Corp.	129,619	2,801,882
Keyence Corp.	222,868	105,765,028
Kikkoman Corp.	226,026	14,914,237
Kinden Corp.	167,400	2,732,388
Kintetsu Group Holdings Co., Ltd.	218,215	9,114,480
Kirin Holdings Co., Ltd.	941,779	18,461,662
Kobayashi Pharmaceutical Co., Ltd.	76,618	7,234,626
Kobe Bussan Co., Ltd.	57,202	1,468,439
Kobe Steel Ltd. *	394,101	2,426,603
Koei Tecmo Holdings Co., Ltd.	71,056	3,994,983
Koito Manufacturing Co., Ltd.	140,629	9,371,747
Kokuyo Co., Ltd.	114,393	1,632,038
Komatsu Ltd.	1,125,960	33,713,276
Konami Holdings Corp.	115,846	7,426,583
Konica Minolta, Inc.	579,107	2,929,779
Kose Corp.	35,775	5,731,925
Kotobuki Spirits Co., Ltd.	22,466	1,505,606
Kubota Corp.	1,360,747	30,748,999
Kuraray Co., Ltd.	432,764	4,841,887
Kurita Water Industries Ltd.	136,251	5,511,937
Kusuri no Aoki Holdings Co., Ltd.	18,297	1,434,015
Kyocera Corp.	382,110	24,596,493
Kyoritsu Maintenance Co., Ltd.	32,000	1,166,886
Kyowa Exeo Corp.	131,663	3,363,870
Kyowa Kirin Co., Ltd.	314,072	8,749,443
Kyudenko Corp.	49,405	1,623,029
Kyushu Electric Power Co., Inc.	576,716	4,953,024
Kyushu Financial Group, Inc.	482,470	1,956,327
Kyushu Railway Co.	198,300	5,159,448
LaSalle Logiport REIT	968	1,460,086
Lasertec Corp.	93,885	11,429,402
Lawson, Inc.	60,663	2,832,724
Lintec Corp.	62,152	1,355,163
Lion Corp.	312,006	5,991,780

19
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Lixil Corp.	319,448	8,956,178
M3, Inc.	521,541	41,242,565
Mabuchi Motor Co., Ltd.	62,739	2,773,613
Maeda Corp.	157,100	1,386,090
Makita Corp.	302,238	12,865,115
Mani, Inc.	79,776	1,851,007
Marubeni Corp.	1,962,776	14,585,412
Marui Group Co., Ltd.	255,439	4,845,525
Maruichi Steel Tube Ltd.	80,217	1,831,875
Matsui Securities Co., Ltd.	120,902	1,033,806
Matsumotokiyoshi Holdings Co., Ltd.	95,174	3,734,065
Mazda Motor Corp.	733,878	5,779,272
Mebuki Financial Group, Inc.	1,200,245	2,557,308
Medipal Holdings Corp.	180,766	3,580,029
Megmilk Snow Brand Co., Ltd.	49,780	998,030
MEIJI Holdings Co., Ltd.	164,424	10,432,760
MINEBEA MITSUMI, Inc.	513,725	12,609,263
MISUMI Group, Inc.	347,520	10,601,089
Mitsubishi Chemical Holdings Corp.	1,603,287	11,133,018
Mitsubishi Corp.	1,478,394	41,670,895
Mitsubishi Electric Corp.	2,435,881	35,861,454
Mitsubishi Estate Co., Ltd.	1,412,072	24,360,694
Mitsubishi Gas Chemical Co., Inc.	226,445	5,268,980
Mitsubishi Heavy Industries Ltd.	350,322	10,088,116
Mitsubishi Logistics Corp.	76,584	2,390,105
Mitsubishi Materials Corp.	160,433	3,769,136
Mitsubishi Motors Corp. *	787,061	2,231,016
Mitsubishi UFJ Financial Group, Inc.	15,425,463	80,790,392
Mitsubishi UFJ Lease & Finance Co., Ltd.	523,151	2,803,822
Mitsui & Co., Ltd.	2,027,425	43,073,742
Mitsui Chemicals, Inc.	213,694	6,578,903
Mitsui Fudosan Co., Ltd.	1,145,221	25,798,108
Mitsui Mining & Smelting Co., Ltd.	68,749	2,394,019
Mitsui OSK Lines Ltd.	131,387	4,149,777
Miura Co., Ltd.	121,997	6,309,400
Mizuho Financial Group, Inc.	3,187,765	46,646,571
Mochida Pharmaceutical Co., Ltd.	31,152	1,157,893
MonotaRO Co., Ltd.	143,547	8,245,801
Mori Hills REIT Investment Corp.	962	1,331,847
Morinaga & Co., Ltd.	50,722	1,828,163
Morinaga Milk Industry Co., Ltd.	52,089	2,371,238
MS&AD Insurance Group Holdings, Inc.	595,363	16,764,492
Murata Manufacturing Co., Ltd.	706,323	60,203,859
Nabtesco Corp.	145,510	6,173,317
Nagase & Co., Ltd.	138,107	2,157,031
Nagoya Railroad Co., Ltd.	241,683	6,133,948
Nankai Electric Railway Co., Ltd.	132,309	3,191,610
NEC Corp.	327,188	17,811,999
NEC Networks & System Integration Corp.	80,336	1,335,414
NET One Systems Co., Ltd.	106,461	3,302,549
Nexon Co., Ltd.	508,830	16,047,201
NGK Insulators Ltd.	316,380	5,582,827
NGK Spark Plug Co., Ltd.	238,077	4,026,795
NH Foods Ltd.	120,697	5,080,965
NHK Spring Co., Ltd.	205,569	1,535,883
Nichirei Corp.	129,784	3,377,990
Nidec Corp.	574,264	72,874,500
Nifco, Inc.	99,421	3,410,773
Nihon Kohden Corp.	95,733	2,595,951
Nihon M&A Center, Inc.	160,333	8,743,521
Nihon Unisys Ltd.	75,194	2,173,808
Nikon Corp.	406,623	3,606,709
Nintendo Co., Ltd.	132,168	80,325,493
Nippo Corp.	69,080	1,803,186
Nippon Accommodations Fund, Inc.	260	1,449,596
Nippon Building Fund, Inc.	964	5,890,407
Nippon Electric Glass Co., Ltd.	99,346	2,248,200
Security	Number of Shares	Value ($)
Nippon Express Co., Ltd.	85,324	6,342,839
Nippon Kayaku Co., Ltd.	211,749	2,051,107
Nippon Paint Holdings Co., Ltd.	189,003	14,050,157
Nippon Paper Industries Co., Ltd.	123,789	1,617,367
Nippon Prologis REIT, Inc.	1,374	4,204,280
Nippon Sanso Holdings Corp.	175,818	3,298,857
Nippon Shinyaku Co., Ltd.	62,725	4,256,634
Nippon Shokubai Co., Ltd.	40,550	2,154,243
Nippon Steel Corp. *	1,023,097	15,052,605
Nippon Telegraph & Telephone Corp.	1,533,328	39,693,248
Nippon Yusen K.K.	207,075	5,937,809
Nipro Corp.	148,718	1,846,761
Nishi-Nippon Railroad Co., Ltd.	89,079	2,496,620
Nissan Chemical Corp.	163,871	8,905,698
Nissan Motor Co., Ltd. *	2,395,680	12,922,820
Nisshin Seifun Group, Inc.	319,722	5,140,640
Nisshinbo Holdings, Inc.	186,095	1,383,398
Nissin Foods Holdings Co., Ltd.	86,105	6,505,963
Nitori Holdings Co., Ltd.	91,485	17,066,495
Nitto Denko Corp.	181,079	15,449,673
NOF Corp.	84,234	4,435,449
NOK Corp.	149,381	2,040,073
Nomura Holdings, Inc.	3,720,481	21,609,101
Nomura Real Estate Holdings, Inc.	141,013	3,175,241
Nomura Real Estate Master Fund, Inc.	2,652	3,970,283
Nomura Research Institute Ltd.	317,461	9,862,924
NS Solutions Corp.	44,646	1,309,543
NSK Ltd.	563,482	5,516,348
NTT Data Corp.	779,824	11,894,256
Obayashi Corp.	830,251	7,114,879
OBIC Business Consultants Co., Ltd.	17,520	978,449
Obic Co., Ltd.	82,501	13,923,108
Odakyu Electric Railway Co., Ltd.	378,987	11,080,763
Oji Holdings Corp.	1,064,318	6,703,185
OKUMA Corp.	40,138	2,203,936
Olympus Corp.	1,306,188	27,339,959
Omron Corp.	229,479	18,480,663
Ono Pharmaceutical Co., Ltd.	532,545	14,315,833
Open House Co., Ltd.	93,018	3,562,169
Oracle Corp. Japan	40,664	4,122,125
Oriental Land Co., Ltd.	232,390	38,913,437
ORIX Corp.	1,549,862	26,206,837
Orix JREIT, Inc.	1,554	2,644,455
Osaka Gas Co., Ltd.	497,167	8,894,315
OSG Corp.	101,225	1,813,765
Otsuka Corp.	124,850	5,800,709
Otsuka Holdings Co., Ltd.	517,425	20,514,391
PALTAC Corp.	37,209	2,015,167
Pan Pacific International Holdings Corp.	622,890	14,587,109
Panasonic Corp.	2,641,174	33,851,353
Park24 Co., Ltd. *	134,304	2,888,028
Penta-Ocean Construction Co., Ltd.	361,686	2,688,711
PeptiDream, Inc. *	110,576	5,262,064
Persol Holdings Co., Ltd.	201,217	3,979,390
Pigeon Corp.	136,809	4,943,821
Pilot Corp.	47,870	1,437,807
Pola Orbis Holdings, Inc.	93,581	2,137,062
Rakuten, Inc.	982,113	10,978,943
Recruit Holdings Co., Ltd.	1,669,248	82,741,681
Relo Group, Inc.	126,833	2,986,897
Renesas Electronics Corp. *	893,150	9,800,003
Rengo Co., Ltd.	275,485	2,231,496
Resona Holdings, Inc.	2,675,387	10,740,220
Resorttrust, Inc.	77,998	1,339,012
Ricoh Co., Ltd.	831,081	7,192,197
Rinnai Corp.	43,837	4,435,544
Rohm Co., Ltd.	100,851	9,910,925
Rohto Pharmaceutical Co., Ltd.	116,676	3,118,953

20
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Ryohin Keikaku Co., Ltd.	284,391	6,401,066
Sankyo Co., Ltd.	60,578	1,680,764
Sankyu, Inc.	60,074	2,503,553
Sanrio Co., Ltd.	73,858	1,206,934
Santen Pharmaceutical Co., Ltd.	450,753	6,185,479
Sanwa Holdings Corp.	255,075	3,148,335
Sapporo Holdings Ltd.	81,403	1,669,472
Sawai Pharmaceutical Co., Ltd.	48,396	2,171,324
SBI Holdings, Inc.	299,097	8,304,195
SCREEN Holdings Co., Ltd.	47,733	3,718,640
SCSK Corp.	54,291	3,195,087
Secom Co., Ltd.	240,028	20,785,605
Sega Sammy Holdings, Inc.	244,826	4,111,073
Seibu Holdings, Inc.	249,697	2,999,926
Seiko Epson Corp.	342,408	5,605,027
Seino Holdings Co., Ltd.	170,088	2,378,742
Sekisui Chemical Co., Ltd.	428,391	7,619,682
Sekisui House Ltd.	712,743	13,359,750
Sekisui House Reit, Inc.	2,408	1,912,116
Seven & i Holdings Co., Ltd.	963,479	36,508,023
Seven Bank Ltd.	834,843	1,880,630
SG Holdings Co., Ltd.	528,988	12,154,708
Sharp Corp.	199,582	3,770,965
Shikoku Electric Power Co., Inc.	194,582	1,356,997
Shimadzu Corp.	335,626	12,065,399
Shimamura Co., Ltd.	28,258	2,814,130
Shimano, Inc.	96,890	21,653,378
Shimizu Corp.	683,602	5,165,193
Shin-Etsu Chemical Co., Ltd.	492,451	80,195,465
Shinsei Bank Ltd.	221,592	3,161,440
Shionogi & Co., Ltd.	345,708	17,564,458
Ship Healthcare Holdings, Inc.	49,294	2,734,443
Shiseido Co., Ltd.	480,435	35,683,144
SHO-BOND Holdings Co., Ltd.	55,044	2,402,427
Shochiku Co., Ltd. *	11,909	1,777,296
Showa Denko K.K.	182,692	4,448,123
Skylark Holdings Co., Ltd. *(b)	239,019	3,697,234
SMC Corp.	70,726	41,755,823
SMS Co., Ltd.	65,278	2,132,227
Softbank Corp.	3,413,428	46,168,104
SoftBank Group Corp.	1,803,887	167,537,656
Sohgo Security Services Co., Ltd.	80,682	3,635,007
Sojitz Corp.	1,549,357	4,071,898
Sompo Holdings, Inc.	410,725	15,728,909
Sony Corp.	1,525,847	159,258,669
Sotetsu Holdings, Inc.	94,582	2,190,993
Square Enix Holdings Co., Ltd.	93,544	5,303,227
Stanley Electric Co., Ltd.	176,224	5,218,573
Subaru Corp.	762,489	14,231,363
Sugi Holdings Co., Ltd.	42,531	2,962,080
SUMCO Corp.	279,582	6,376,800
Sumitomo Bakelite Co., Ltd.	40,362	1,604,403
Sumitomo Chemical Co., Ltd.	1,887,127	9,122,118
Sumitomo Corp.	1,386,848	20,052,932
Sumitomo Dainippon Pharma Co., Ltd.	215,757	3,408,288
Sumitomo Electric Industries Ltd.	921,078	13,370,069
Sumitomo Forestry Co., Ltd.	172,655	3,095,279
Sumitomo Heavy Industries Ltd.	139,766	3,837,202
Sumitomo Metal Mining Co., Ltd.	289,289	13,962,118
Sumitomo Mitsui Financial Group, Inc.	1,600,355	56,209,202
Sumitomo Mitsui Trust Holdings, Inc.	458,115	15,058,370
Sumitomo Osaka Cement Co., Ltd.	42,486	1,403,705
Sumitomo Realty & Development Co., Ltd.	489,939	16,877,005
Sumitomo Rubber Industries Ltd.	240,262	2,672,334
Sundrug Co., Ltd.	81,876	3,074,000
Suntory Beverage & Food Ltd.	155,602	5,323,534
Sushiro Global Holdings Ltd.	126,918	4,747,214
Security	Number of Shares	Value ($)
Suzuken Co., Ltd.	95,492	3,638,986
Suzuki Motor Corp.	557,449	24,063,337
Sysmex Corp.	234,390	24,387,208
T&D Holdings, Inc.	671,085	9,045,223
Taiheiyo Cement Corp.	152,175	3,787,949
Taisei Corp.	247,210	8,712,911
Taisho Pharmaceutical Holdings Co., Ltd.	53,434	3,275,052
Taiyo Yuden Co., Ltd.	155,895	7,696,712
Takara Bio, Inc.	55,685	1,514,168
Takara Holdings, Inc.	220,719	2,956,317
Takashimaya Co., Ltd.	170,005	1,726,538
Takeda Pharmaceutical Co., Ltd.	1,890,774	63,570,044
TDK Corp.	147,954	21,164,060
TechnoPro Holdings, Inc.	44,900	3,261,930
Teijin Ltd.	223,653	3,841,609
Terumo Corp.	809,810	30,031,531
The 77 Bank Ltd.	122,324	1,609,708
The Bank of Kyoto Ltd.	88,061	5,281,676
The Chiba Bank Ltd.	743,844	4,740,662
The Chugoku Bank Ltd.	227,802	1,811,041
The Chugoku Electric Power Co., Inc.	374,006	4,461,814
The Gunma Bank Ltd.	572,023	1,836,229
The Hachijuni Bank Ltd.	557,168	1,835,611
The Iyo Bank Ltd.	344,912	1,994,235
The Kansai Electric Power Co., Inc.	910,030	9,075,529
The Shiga Bank Ltd.	61,084	1,194,848
The Shizuoka Bank Ltd.	618,557	4,516,964
The Yokohama Rubber Co., Ltd.	128,741	2,223,423
THK Co., Ltd.	137,747	4,441,158
TIS, Inc.	296,366	6,158,760
Tobu Railway Co., Ltd.	255,096	7,254,936
Toda Corp.	307,855	2,103,608
Toho Co., Ltd.	141,438	5,310,231
Toho Gas Co., Ltd.	112,560	6,613,719
Tohoku Electric Power Co., Inc.	583,254	5,129,613
Tokai Carbon Co., Ltd.	235,691	3,187,824
Tokai Rika Co., Ltd.	54,487	885,273
Tokio Marine Holdings, Inc.	805,122	39,696,883
Tokuyama Corp.	86,861	2,165,410
Tokyo Century Corp.	75,958	4,947,893
Tokyo Electric Power Co. Holdings, Inc. *	1,963,688	6,303,560
Tokyo Electron Ltd.	182,963	74,789,174
Tokyo Gas Co., Ltd.	517,152	10,688,649
Tokyo Ohka Kogyo Co., Ltd.	46,496	2,731,978
Tokyo Tatemono Co., Ltd.	241,462	3,424,527
Tokyu Corp.	593,685	8,158,014
Tokyu Fudosan Holdings Corp.	750,794	4,693,343
Toppan Printing Co., Ltd.	351,979	5,523,830
Toray Industries, Inc.	1,847,864	12,082,054
Toshiba Corp.	551,205	17,357,732
Toshiba TEC Corp.	29,968	1,097,008
Tosoh Corp.	342,002	6,259,657
TOTO Ltd.	177,140	10,657,663
Toyo Seikan Group Holdings Ltd.	194,429	2,430,819
Toyo Suisan Kaisha Ltd.	109,548	4,668,180
Toyo Tire Corp.	123,194	2,147,280
Toyobo Co., Ltd.	106,533	1,341,912
Toyoda Gosei Co., Ltd.	94,488	2,448,671
Toyota Boshoku Corp.	77,653	1,204,081
Toyota Industries Corp.	199,731	17,059,809
Toyota Motor Corp.	3,056,917	225,897,386
Toyota Tsusho Corp.	274,555	11,493,479
Trend Micro, Inc.	141,835	6,816,174
TS Tech Co., Ltd.	66,497	1,845,613
Tsumura & Co.	87,838	2,757,820
Tsuruha Holdings, Inc.	44,038	5,666,989
Ube Industries Ltd.	128,586	2,580,410
Ulvac, Inc.	61,572	2,765,365

21
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Unicharm Corp.	478,205	18,923,524
United Urban Investment Corp.	1,755	2,408,307
Ushio, Inc.	146,214	1,822,529
USS Co., Ltd.	259,753	4,934,673
Wacoal Holdings Corp.	64,547	1,376,486
Welcia Holdings Co., Ltd.	123,420	3,944,482
West Japan Railway Co.	225,276	13,773,680
Yakult Honsha Co., Ltd.	164,569	8,140,404
Yamada Holdings Co., Ltd.	910,626	4,350,560
Yamaguchi Financial Group, Inc.	288,799	1,778,225
Yamaha Corp.	195,390	10,875,377
Yamaha Motor Co., Ltd.	338,701	7,372,326
Yamato Holdings Co., Ltd.	416,997	10,967,013
Yamato Kogyo Co., Ltd.	38,716	964,448
Yamazaki Baking Co., Ltd.	148,359	2,496,787
Yaoko Co., Ltd.	27,607	1,692,075
Yaskawa Electric Corp.	320,646	16,011,233
Yokogawa Electric Corp.	293,043	5,545,097
Z Holdings Corp.	3,190,655	19,421,248
Zenkoku Hosho Co., Ltd.	66,462	3,047,371
Zensho Holdings Co., Ltd.	120,880	3,218,853
Zeon Corp.	181,288	2,654,489
ZOZO, Inc.	117,555	3,674,283
		5,460,048,650

Netherlands 3.5%
Aalberts N.V.	117,480	5,509,956
ABN AMRO Bank N.V. *	524,327	6,058,795
Adyen N.V. *	33,165	77,129,873
Aegon N.V.	2,164,171	10,391,900
Akzo Nobel N.V.	237,518	24,666,891
ArcelorMittal S.A. *	875,924	20,581,358
ASM International N.V.	59,963	16,274,298
ASML Holding N.V.	495,146	279,679,158
ASR Nederland N.V.	168,364	7,070,863
Galapagos N.V. *	59,960	4,967,925
GrandVision N.V. *	60,024	1,836,000
Heineken Holding N.V.	129,843	11,221,364
Heineken N.V.	294,724	29,227,029
IMCD N.V.	70,196	8,686,538
ING Groep N.V.	4,840,682	53,109,725
InPost S.A. *	216,600	4,773,377
JDE Peet's N.V. *	97,135	3,967,418
Koninklijke Ahold Delhaize N.V.	1,335,535	35,404,219
Koninklijke DSM N.V.	213,795	35,435,320
Koninklijke KPN N.V.	4,146,094	13,628,087
Koninklijke Philips N.V. *	1,127,225	61,508,583
Koninklijke Vopak N.V.	80,703	3,870,293
NN Group N.V.	399,777	18,536,523
Prosus N.V. *	535,312	63,715,629
Randstad N.V. *	136,497	9,168,734
Signify N.V. *	156,560	6,850,672
Unibail-Rodamco-Westfield	166,754	12,310,332
Wolters Kluwer N.V.	330,795	26,371,765
		851,952,625

New Zealand 0.3%
a2 Milk Co., Ltd. *	901,683	6,352,895
Auckland International Airport Ltd. *	1,500,285	8,235,970
Contact Energy Ltd.	915,949	4,555,347
Fisher & Paykel Healthcare Corp., Ltd.	699,222	14,870,822
Fletcher Building Ltd.	1,011,686	4,751,955
Kiwi Property Group Ltd.	1,845,806	1,603,792
Mercury NZ Ltd.	870,051	3,827,314
Meridian Energy Ltd.	1,501,512	6,222,970
Ryman Healthcare Ltd.	526,264	5,605,770
Security	Number of Shares	Value ($)
SKYCITY Entertainment Group Ltd. *	1,014,643	2,242,750
Spark New Zealand Ltd.	2,344,311	7,823,876
		66,093,461

Norway 0.6%
Adevinta A.S.A., Class B *	276,972	3,894,718
Aker A.S.A., A Shares	31,081	2,508,278
Aker BP A.S.A.	127,161	3,326,681
DNB A.S.A.	1,263,170	24,736,835
Equinor A.S.A.	1,188,990	22,538,622
Gjensidige Forsikring A.S.A.	206,914	4,781,222
Leroy Seafood Group A.S.A.	307,730	2,490,569
Mowi A.S.A.	530,716	12,904,311
Norsk Hydro A.S.A.	1,676,660	9,345,063
Orkla A.S.A.	932,330	8,645,596
Salmar A.S.A.	63,131	4,181,366
Schibsted A.S.A., B Shares *	118,975	4,114,115
Schibsted A.S.A., Class A *	105,944	4,314,278
Telenor A.S.A.	778,525	12,669,563
Tomra Systems A.S.A.	146,690	6,315,914
Yara International A.S.A.	211,461	10,229,291
		136,996,422

Poland 0.3%
Allegro.eu S.A. *	382,016	6,596,668
Bank Polska Kasa Opieki S.A. *	199,240	3,626,630
CD Projekt S.A. *	77,290	4,909,475
Cyfrowy Polsat S.A.	331,988	2,549,092
Dino Polska S.A. *	57,857	3,824,204
Grupa Lotos S.A.	123,067	1,389,988
KGHM Polska Miedz S.A. *	168,422	8,561,723
LPP S.A. *	1,010	2,121,792
PGE Polska Grupa Energetyczna S.A. *	907,571	1,619,340
Polski Koncern Naftowy Orlen S.A.	390,957	6,175,878
Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,156,319	3,241,888
Powszechna Kasa Oszczednosci Bank Polski S.A. *	1,038,304	8,401,654
Powszechny Zaklad Ubezpieczen S.A. *	703,034	5,524,540
Santander Bank Polska S.A. *	35,740	2,018,819
		60,561,691

Portugal 0.2%
Banco Espirito Santo S.A. *(a)	505,213	—
EDP - Energias de Portugal S.A.	3,504,322	20,187,329
EDP Renovaveis S.A.	179,430	3,942,037
Galp Energia, SGPS, S.A.	623,454	7,025,652
Jeronimo Martins, SGPS, S.A.	308,804	4,816,518
		35,971,536

Republic of Korea 5.1%
Alteogen, Inc. *	21,906	2,534,740
Amorepacific Corp.	42,683	8,908,913
AMOREPACIFIC Group	44,830	2,581,665
BGF retail Co., Ltd.	10,202	1,443,808
BNK Financial Group, Inc.	348,317	1,829,168
Celltrion Healthcare Co., Ltd. *	89,973	10,058,397
Celltrion Pharm, Inc. *	24,780	3,390,019
Celltrion, Inc. *	130,286	34,499,408
Cheil Worldwide, Inc.	107,307	1,857,696
CJ CheilJedang Corp.	11,023	3,988,295
CJ Corp.	21,717	1,791,870
CJ ENM Co., Ltd.	14,244	1,753,400
CJ Logistics Corp. *	9,772	1,426,442

22
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Coway Co., Ltd.	65,458	3,769,588
Daewoo Engineering & Construction Co., Ltd. *	229,779	1,200,536
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	58,894	1,334,092
DB Insurance Co., Ltd.	53,609	1,975,445
DGB Financial Group, Inc.	212,749	1,338,794
DL E&C Co., Ltd. *	17,833	1,761,872
DL Holdings Co., Ltd.	14,224	1,095,128
Dongsuh Cos., Inc.	38,644	1,386,162
Doosan Bobcat, Inc. *	32,232	928,087
Doosan Heavy Industries & Construction Co., Ltd. *	287,998	2,717,204
Doosan Infracore Co., Ltd. *	139,350	974,892
E-MART, Inc.	23,945	3,601,874
Fila Holdings Corp.	73,550	2,618,603
GS Engineering & Construction Corp.	71,392	2,309,835
GS Holdings Corp.	62,921	2,184,174
GS Retail Co., Ltd.	36,653	1,180,987
Hana Financial Group, Inc.	340,981	11,244,634
Hanjin Kal Corp. *	44,322	2,390,666
Hankook Tire & Technology Co., Ltd.	97,373	4,129,794
Hanmi Pharm Co., Ltd. *	8,880	2,711,028
Hanmi Science Co., Ltd. *	15,300	878,371
Hanon Systems	203,096	2,792,909
Hanssem Co., Ltd.	12,775	1,131,386
Hanwha Aerospace Co., Ltd. *	46,950	1,542,016
Hanwha Corp.	65,539	1,712,122
Hanwha Solutions Corp. *	114,259	4,581,547
HDC Hyundai Development Co-Engineering & Construction	55,942	1,334,442
Helixmith Co., Ltd. *	35,394	759,230
Hite Jinro Co., Ltd. *	37,827	1,153,160
HLB, Inc. *	60,901	3,718,566
Hotel Shilla Co., Ltd.	37,023	2,688,987
Hyundai Department Store Co., Ltd.	17,971	1,311,635
Hyundai Engineering & Construction Co., Ltd.	92,517	3,277,416
Hyundai Glovis Co., Ltd.	22,545	3,872,884
Hyundai Heavy Industries Holdings Co., Ltd.	13,474	3,244,074
Hyundai Marine & Fire Insurance Co., Ltd.	81,377	1,586,254
Hyundai Mipo Dockyard Co., Ltd. *	25,709	1,235,680
Hyundai Mobis Co., Ltd.	78,673	21,217,551
Hyundai Motor Co.	168,873	35,623,410
Hyundai Steel Co.	92,109	3,275,260
Hyundai Wia Corp.	19,362	1,328,714
Industrial Bank of Korea	323,846	2,401,101
Kakao Corp.	66,707	28,974,647
Kangwon Land, Inc. *	132,965	2,864,044
KB Financial Group, Inc.	472,717	18,429,021
KCC Corp.	6,850	1,216,355
Kia Motors Corp.	316,005	22,332,708
Korea Aerospace Industries Ltd.	98,980	2,916,100
Korea Electric Power Corp.	314,407	6,352,505
Korea Gas Corp. *	28,821	817,044
Korea Investment Holdings Co., Ltd. *	50,210	3,901,498
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	52,176	5,201,346
Korea Zinc Co., Ltd.	11,571	4,155,673
Korean Air Lines Co., Ltd. *	110,211	2,761,406
KT&G Corp.	134,862	9,398,927
Kumho Petrochemical Co., Ltd. *	23,560	4,424,708
LG Chem Ltd.	55,369	40,953,840
LG Corp.	109,852	9,181,222
LG Display Co., Ltd. *	273,396	5,499,555
Security	Number of Shares	Value ($)
LG Electronics, Inc.	139,318	18,166,522
LG Household & Health Care Ltd.	10,882	14,654,620
LG Innotek Co., Ltd.	17,120	3,032,381
LG Uplus Corp.	272,530	2,862,353
Lotte Chemical Corp.	17,860	5,055,167
Lotte Corp.	34,668	1,036,800
LOTTE Fine Chemical Co., Ltd.	27,594	1,311,544
Lotte Shopping Co., Ltd.	17,568	1,852,967
LS Corp.	27,077	1,684,630
Mando Corp. *	44,889	2,497,163
Medytox, Inc.	5,630	1,012,247
Mirae Asset Daewoo Co., Ltd.	500,585	4,161,517
NAVER Corp.	162,460	54,225,634
NCSoft Corp.	20,500	17,078,772
Netmarble Corp.	24,550	2,698,643
NH Investment & Securities Co., Ltd. *	169,764	1,639,465
NongShim Co., Ltd.	7,974	1,951,802
OCI Co., Ltd. *	20,132	2,239,875
Orion Corp.	28,942	3,310,233
POSCO	83,287	20,868,082
POSCO Chemical Co., Ltd.	33,307	4,684,028
S-1 Corp.	29,611	2,187,550
S-Oil Corp. *	49,592	3,751,954
Samsung Biologics Co., Ltd. *	15,961	10,654,873
Samsung C&T Corp.	102,401	11,074,073
Samsung Card Co., Ltd.	43,854	1,286,150
Samsung Electro-Mechanics Co., Ltd.	68,574	11,566,331
Samsung Electronics Co., Ltd.	5,824,532	427,702,617
Samsung Engineering Co., Ltd. *	197,491	2,267,587
Samsung Fire & Marine Insurance Co., Ltd.	41,214	6,346,259
Samsung Heavy Industries Co., Ltd. *	533,668	3,116,032
Samsung Life Insurance Co., Ltd.	83,525	5,575,768
Samsung SDI Co., Ltd.	65,005	38,997,214
Samsung SDS Co., Ltd.	41,467	7,178,755
Samsung Securities Co., Ltd.	76,218	2,479,544
Shinhan Financial Group Co., Ltd.	598,865	17,563,508
Shinsegae, Inc.	9,042	2,148,833
SillaJen, Inc. *(a)	68,458	184,322
SK Biopharmaceuticals Co., Ltd. *	18,822	1,976,854
SK Holdings Co., Ltd.	38,382	8,967,757
SK Hynix, Inc.	641,480	80,791,651
SK Innovation Co., Ltd. *	66,355	15,385,383
SK Telecom Co., Ltd.	31,350	6,906,208
SKC Co., Ltd.	21,411	2,239,246
Ssangyong Cement Industrial Co., Ltd.	132,113	781,977
Woori Financial Group, Inc.	623,991	5,320,724
Yuhan Corp.	59,161	3,264,781
		1,242,704,926

Singapore 1.0%
Ascendas Real Estate Investment Trust	4,084,741	9,031,465
Ascott Residence Trust	2,458,844	1,830,680
CapitaLand Integrated Commercial Trust	5,356,927	8,460,214
CapitaLand Ltd.	3,285,559	7,857,470
City Developments Ltd.	615,046	3,404,331
ComfortDelGro Corp., Ltd.	2,637,909	3,193,979
DBS Group Holdings Ltd.	2,228,442	44,645,931
Frasers Logistics & Commercial Trust	3,356,278	3,483,240
Genting Singapore Ltd.	7,081,752	4,553,582
Hutchison Port Holdings Trust	6,364,438	1,527,465
Jardine Cycle & Carriage Ltd.	120,508	1,906,812
Keppel Corp., Ltd.	1,788,964	6,834,577
Keppel DC REIT	1,590,120	3,264,667
Keppel REIT	2,388,388	2,083,575
Mapletree Commercial Trust	2,737,697	4,200,122
Mapletree Industrial Trust	2,135,372	4,271,708

23
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mapletree Logistics Trust	3,546,567	4,934,308
Mapletree North Asia Commercial Trust	2,995,590	2,162,718
NetLink NBN Trust	3,625,244	2,590,044
Oversea-Chinese Banking Corp., Ltd.	4,411,801	36,463,633
SATS Ltd. *	853,262	2,823,458
Sembcorp Industries Ltd.	1,196,581	1,556,806
Sembcorp Marine Ltd. *	9,175,111	1,055,721
Singapore Airlines Ltd. *	1,604,817	6,010,370
Singapore Exchange Ltd.	1,042,018	7,828,653
Singapore Post Ltd.	1,834,858	959,033
Singapore Press Holdings Ltd.	2,136,494	2,249,448
Singapore Technologies Engineering Ltd.	1,886,596	5,334,738
Singapore Telecommunications Ltd.	9,178,596	16,221,479
Suntec Real Estate Investment Trust	2,570,570	2,803,133
United Overseas Bank Ltd.	1,612,617	29,931,103
UOL Group Ltd.	614,772	3,416,684
Venture Corp., Ltd.	328,353	4,741,203
Wilmar International Ltd.	2,617,016	10,391,701
		252,024,051

Spain 2.1%
Acciona S.A.	28,499	4,614,584
ACS, Actividades de Construccion y Servicios S.A.	276,636	8,508,684
Aena SME S.A. *	87,490	14,962,926
Amadeus IT Group S.A. *	527,248	36,798,481
Banco Bilbao Vizcaya Argentaria S.A.	8,265,485	46,180,266
Banco Santander S.A. *	21,245,468	74,719,999
Bankia S.A.	1,540,388	3,056,062
Bankinter S.A.	832,661	5,550,676
CaixaBank S.A.	4,444,555	12,985,285
Cellnex Telecom S.A.	424,399	23,206,853
Enagas S.A.	311,307	6,561,616
Endesa S.A.	388,243	9,684,174
Ferrovial S.A.	596,642	14,947,571
Grifols S.A.	409,769	10,355,401
Iberdrola S.A.	7,462,634	94,431,158
Industria de Diseno Textil S.A.	1,301,834	43,154,334
Inmobiliaria Colonial Socimi S.A.	415,603	4,076,028
Mapfre S.A.	1,249,919	2,384,962
Merlin Properties Socimi S.A.	400,863	4,177,182
Naturgy Energy Group S.A.	365,973	9,199,755
Red Electrica Corp. S.A.	539,783	9,084,190
Repsol S.A.	1,710,496	21,623,622
Siemens Gamesa Renewable Energy S.A.	275,726	10,308,027
Telefonica S.A.	6,203,859	26,551,639
Zardoya Otis S.A.	208,547	1,351,737
		498,475,212

Sweden 3.0%
Alfa Laval AB *	385,327	11,986,279
Assa Abloy AB, B Shares	1,143,838	28,827,098
Atlas Copco AB, A Shares	782,864	44,930,267
Atlas Copco AB, B Shares	466,714	22,746,481
Boliden AB	337,885	13,454,903
Castellum AB	328,294	7,699,184
Electrolux AB, Series B	291,421	6,919,432
Elekta AB, B Shares	441,050	5,977,732
Epiroc AB, A Shares	768,893	16,402,855
Epiroc AB, B Shares	469,197	9,283,287
EQT AB	249,938	7,007,107
Essity AB, B Shares	755,310	22,820,880
Evolution Gaming Group AB	192,678	24,118,870
Fastighets AB Balder, B Shares *	121,436	5,851,989
H & M Hennes & Mauritz AB, B Shares *	1,086,110	25,730,157
Hexagon AB, B Shares	315,988	26,467,442
Security	Number of Shares	Value ($)
Holmen AB, B Shares	124,505	5,504,834
Husqvarna AB, B Shares	517,266	6,361,064
ICA Gruppen AB	93,877	4,480,338
Industrivarden AB, A Shares *	266,044	9,501,458
Industrivarden AB, C Shares *	196,305	6,517,716
Investment AB Latour, B Shares	144,933	3,317,891
Investor AB, A Shares	172,765	12,802,968
Investor AB, B Shares	558,124	41,513,300
Kinnevik AB, B Shares *	293,378	13,704,781
L E Lundbergfortagen AB, B Shares *	94,398	4,722,091
Lifco AB, B Shares	56,643	5,414,737
Lundin Energy AB	238,587	7,756,825
Nibe Industrier AB, B Shares	367,106	11,594,293
Saab AB, B Shares *	112,885	3,002,168
Sandvik AB *	1,331,058	35,922,292
Securitas AB, B Shares	379,662	5,850,793
Sinch AB *	48,858	9,189,848
Skandinaviska Enskilda Banken AB, A Shares *	1,810,822	20,949,237
Skanska AB, B Shares	438,285	10,685,679
SKF AB, B Shares	472,433	12,941,136
Svenska Cellulosa AB SCA, B Shares *	768,305	13,285,116
Svenska Handelsbanken AB, A Shares *	1,889,399	20,022,892
Sweco AB, B Shares	244,095	3,527,712
Swedbank AB, A Shares	1,245,619	21,949,325
Swedish Match AB	188,149	13,600,323
Swedish Orphan Biovitrum AB *	219,090	3,591,468
Tele2 AB, B Shares	654,660	8,303,952
Telefonaktiebolaget LM Ericsson, B Shares	3,769,642	47,299,469
Telia Co. AB	3,204,149	13,010,979
Trelleborg AB, B Shares *	297,624	7,614,123
Volvo AB, A Shares *	250,578	6,473,188
Volvo AB, B Shares *	1,766,033	45,474,808
		716,110,767

Switzerland 7.5%
ABB Ltd.	2,214,639	63,897,460
Adecco Group AG	189,194	11,928,856
Alcon, Inc. *	568,371	39,264,247
Baloise Holding AG	55,798	9,793,772
Banque Cantonale Vaudoise	33,443	3,524,204
Barry Callebaut AG	3,915	8,510,682
Chocoladefabriken Lindt & Sprungli AG	122	10,848,338
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	1,274	10,730,421
Cie Financiere Richemont S.A.	632,494	61,188,362
Clariant AG	281,153	5,903,809
Credit Suisse Group AG	2,895,525	41,979,195
DKSH Holding AG	43,171	3,240,329
EMS-Chemie Holding AG	8,623	7,667,641
Flughafen Zuerich AG *	23,524	4,173,152
Geberit AG	43,710	25,888,989
Georg Fischer AG	4,930	6,366,033
Givaudan S.A.	11,427	43,256,743
Helvetia Holding AG	45,014	4,957,358
Julius Baer Group Ltd.	267,333	16,477,611
Kuehne & Nagel International AG	61,940	14,758,045
LafargeHolcim Ltd. *	628,603	34,829,036
Logitech International S.A.	182,954	19,606,978
Lonza Group AG	91,958	58,285,099
Nestle S.A.	3,455,215	362,581,934
Novartis AG	2,667,606	230,398,888
OC Oerlikon Corp. AG	241,024	2,614,444
Partners Group Holding AG	28,058	33,797,911
PSP Swiss Property AG	54,398	6,513,579
Roche Holding AG	862,412	283,834,812

24
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Roche Holding AG, Bearer Shares	34,017	11,415,403
Schindler Holding AG	23,824	6,373,769
Schindler Holding AG, Participation Certificate	50,070	13,727,355
SGS S.A.	7,401	21,214,620
SIG Combibloc Group AG *	399,907	8,896,639
Sika AG	171,809	45,585,465
Sonova Holding AG *	64,825	16,669,900
Straumann Holding AG	12,362	15,007,001
Sulzer AG	21,513	2,419,113
Swiss Life Holding AG	38,836	19,402,986
Swiss Prime Site AG	93,257	8,766,343
Swiss Re AG	348,025	32,845,748
Swisscom AG	30,998	15,630,826
Temenos AG	74,004	10,034,233
The Swatch Group AG	50,453	2,909,142
The Swatch Group AG, Bearer Shares	35,929	10,763,222
UBS Group AG	4,156,482	64,736,989
VAT Group AG	31,938	8,918,509
Vifor Pharma AG	63,727	7,961,475
Zurich Insurance Group AG	184,801	75,835,161
		1,825,931,827

United Kingdom 12.6%
3i Group plc	1,176,606	18,210,303
Admiral Group plc	257,882	11,133,631
Anglo American plc	1,524,569	59,095,870
Antofagasta plc	419,818	10,462,346
Ashmore Group plc	587,116	3,385,175
Ashtead Group plc	556,100	30,166,374
Associated British Foods plc *	428,888	14,199,207
AstraZeneca plc	1,628,143	158,089,595
Auto Trader Group plc *	1,171,848	9,014,266
Avast plc	671,404	4,336,750
AVEVA Group plc	136,953	6,500,546
Aviva plc	4,862,672	24,603,792
B&M European Value Retail S.A.	1,072,101	8,190,018
BAE Systems plc	3,965,120	26,825,662
Barclays plc	21,429,154	47,816,348
Barratt Developments plc *	1,258,645	11,691,531
Bellway plc	150,165	5,895,278
Berkeley Group Holdings plc	142,138	8,054,254
BHP Group plc	2,576,698	81,758,365
BP plc	24,600,362	100,343,871
British American Tobacco plc	2,823,344	98,110,628
BT Group plc *	10,874,168	18,783,533
Bunzl plc	413,735	12,939,775
Burberry Group plc *	493,061	12,515,131
Centrica plc *	7,413,596	5,468,550
Coca-Cola HBC AG *	247,533	7,745,183
Compass Group plc *	2,211,188	44,980,798
ConvaTec Group plc	1,984,653	5,227,620
CRH plc	975,474	42,209,950
Croda International plc	166,210	14,333,096
DCC plc	123,689	9,978,043
Derwent London plc	127,882	5,918,013
Diageo plc	2,844,828	111,863,148
Direct Line Insurance Group plc	1,687,608	7,564,384
DS Smith plc *	1,562,524	8,681,466
easyJet plc *	272,789	3,758,946
Entain plc *	729,742	14,416,173
Evraz plc	701,024	5,596,384
Experian plc	1,122,538	35,672,946
Ferguson plc	278,383	32,817,976
Flutter Entertainment plc *	158,831	30,688,934
Fresnillo plc	223,703	2,846,110
GlaxoSmithKline plc	6,109,468	101,713,995
Security	Number of Shares	Value ($)
Glencore plc *	13,385,299	54,401,591
Halma plc	465,415	14,751,303
Hargreaves Lansdown plc	452,531	9,556,691
Hikma Pharmaceuticals plc	207,951	6,500,867
Hiscox Ltd. *	418,151	5,518,787
HomeServe plc	343,677	5,001,954
Howden Joinery Group plc *	719,067	6,999,095
HSBC Holdings plc *	25,270,478	150,579,341
IMI plc	324,233	5,933,833
Imperial Brands plc	1,172,517	21,851,829
Informa plc *	1,868,537	14,389,116
InterContinental Hotels Group plc *	225,864	15,795,348
Intermediate Capital Group plc	350,519	8,482,954
International Consolidated Airlines Group S.A. *	1,402,426	3,763,627
Intertek Group plc	199,478	14,937,367
ITV plc *	4,673,220	7,177,196
J Sainsbury plc	1,973,118	6,239,994
JD Sports Fashion plc *	545,707	6,335,565
Johnson Matthey plc	239,374	10,224,138
Just Eat Takeaway.com N.V. *	144,886	14,005,360
KAZ Minerals plc	284,394	3,318,465
Kingfisher plc *	2,583,428	9,585,964
Land Securities Group plc	888,089	8,256,892
Legal & General Group plc	7,358,102	26,675,146
Lloyds Banking Group plc *	87,271,468	47,585,581
London Stock Exchange Group plc	390,196	52,469,397
M&G plc	3,158,202	8,120,077
Meggitt plc *	942,082	5,574,076
Melrose Industries plc *	5,991,169	13,896,213
Mondi plc	597,187	14,398,327
National Grid plc	4,343,403	48,968,763
Natwest Group plc *	5,589,238	14,393,974
Next plc *	156,413	16,532,294
NMC Health plc *(a)	136,583	85,740
Ocado Group plc *	599,875	18,451,086
Pearson plc	909,977	9,554,519
Pennon Group plc	512,882	6,267,111
Persimmon plc	397,039	14,377,104
Phoenix Group Holdings plc	677,186	6,722,098
Polymetal International plc	436,948	8,683,906
Prudential plc	3,234,242	63,689,502
Quilter plc	2,214,343	4,519,977
Reckitt Benckiser Group plc	781,422	65,550,404
RELX plc	2,305,837	54,562,690
Renishaw plc *	44,362	3,566,297
Rentokil Initial plc *	2,323,087	15,157,995
Rightmove plc *	1,078,149	8,516,590
Rio Tinto plc	1,345,064	116,348,705
Rolls-Royce Holdings plc *	9,265,780	13,951,991
Royal Dutch Shell plc, A Shares	5,092,833	102,874,008
Royal Dutch Shell plc, B Shares	4,601,962	89,278,279
RSA Insurance Group plc	1,267,293	11,966,760
Schroders plc	138,352	6,775,854
Segro plc	1,474,374	18,753,921
Severn Trent plc	293,059	8,973,000
Smith & Nephew plc	1,079,112	20,903,141
Smiths Group plc	493,745	10,106,069
Smurfit Kappa Group plc	316,918	15,047,109
Spirax-Sarco Engineering plc	89,804	13,446,945
SSE plc	1,292,145	23,927,741
St. James's Place plc	650,731	10,680,906
Standard Chartered plc *	3,217,070	20,784,279
Standard Life Aberdeen plc	2,719,293	11,816,137
Tate & Lyle plc	595,880	6,056,639
Taylor Wimpey plc *	4,414,533	9,727,012
Tesco plc	9,422,681	29,614,833
The British Land Co. plc	1,113,080	7,619,146

25
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Sage Group plc	1,370,215	10,701,093
The Weir Group plc *	319,878	8,863,934
Travis Perkins plc *	306,667	6,163,301
TUI AG *(b)	975,329	5,888,061
Unilever plc	3,153,761	164,598,267
United Utilities Group plc	849,458	10,204,099
Vodafone Group plc	33,263,902	56,746,973
Whitbread plc *	251,675	11,945,885
Wm Morrison Supermarkets plc	2,826,872	6,752,423
WPP plc	1,481,138	17,680,322
		3,053,726,941
Total Common Stock
(Cost $19,502,460,295)		23,893,214,439

Preferred Stock 0.8% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	71,290	4,850,107
FUCHS PETROLUB SE	89,225	4,910,381
Henkel AG & Co. KGaA	221,640	21,947,191
Porsche Automobil Holding SE	188,604	15,196,209
Sartorius AG	42,217	21,798,769
Volkswagen AG	229,450	48,187,177
		116,889,834

Italy 0.0%
Telecom Italia S.p.A. - RSP	6,966,554	3,756,156

Republic of Korea 0.3%
Hyundai Motor Co., Ltd.	30,266	2,801,659
Hyundai Motor Co., Ltd. 2nd	46,367	4,209,554
LG Chem Ltd.	10,604	3,676,242
LG Electronics, Inc.	14,000	889,720
LG Household & Health Care Ltd.	3,104	1,947,770
Samsung Electronics Co., Ltd.	1,019,013	66,029,503
		79,554,448
Total Preferred Stock
(Cost $133,713,493)		200,200,438

Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Republic of Korea 0.0%
Korean Air Lines Co., Ltd. expires 03/05/21 *(a)	87,309	703,290
Total Rights
(Cost $362,298)		703,290

Other Investment Companies 0.2% of net assets

United States 0.2%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	21,014,908	21,014,908
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	16,229,083	16,229,083
Total Other Investment Companies
(Cost $37,243,991)		37,243,991

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/19/21	1,016	109,931,200	(1,348,696)
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $16,099,378.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

26
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$17,202,770,353	$—	$—	$17,202,770,353
Australia	1,581,143,194	—	1,097,008	1,582,240,202
Hong Kong	775,800,481	—	— *	775,800,481
Portugal	35,971,536	—	— *	35,971,536
Republic of Korea	1,242,520,604	—	184,322	1,242,704,926
United Kingdom	3,053,641,201	—	85,740	3,053,726,941
Preferred Stock[1]	200,200,438	—	—	200,200,438
Rights [1]
Republic of Korea[1]	—	—	703,290	703,290
Other Investment Companies[1]	37,243,991	—	—	37,243,991
Liabilities
Futures Contracts[2]	(1,348,696)	—	—	(1,348,696)
Total	$24,127,943,102	$—	$2,070,360	$24,130,013,462
*	Level 3 amount shown includes securities determined to have no value at February 28, 2021.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
27
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Statement of Assets and Liabilities

As of February 28, 2021; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $19,657,550,994) including securities on loan of $16,099,378		$24,115,133,075
Collateral invested for securities on loan, at value (cost $16,229,083)		16,229,083
Deposit with broker for futures contracts		17,004,600
Foreign currency, at value (cost $25,647,215)		25,473,106
Receivables:
Dividends		51,352,695
Foreign tax reclaims		14,753,680
Income from securities on loan		69,042
Other assets	+	3,666
Total assets		24,240,018,947
Liabilities
Collateral held for securities on loan		16,229,083
Payables:
Investments bought		9,256,099
Management fees		1,126,873
Variation margin on futures contracts	+	1,436,755
Total liabilities		28,048,810
Net Assets
Total assets		24,240,018,947
Total liabilities	–	28,048,810
Net assets		$24,211,970,137
Net Assets by Source
Capital received from investors		20,823,743,924
Total distributable earnings		3,388,226,213

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$24,211,970,137		660,800,000		$36.64

28
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Statement of Operations

For the period September 1, 2020 through February 28, 2021; unaudited
Investment Income
Dividends (net of foreign withholding tax of $20,851,202)		$189,859,638
Income from non-cash dividends		17,291,868
Securities on loan, net	+	1,073,129
Total investment income		208,224,635
Expenses
Management fees		6,522,434
Professional fees	+	145,203*
Total expenses		6,667,637
Expense reduction by CSIM	-	145,203*
Net expenses	–	6,522,434
Net investment income		201,702,201
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(124,336,029)
Net realized gains on futures contracts		18,853,240
Net realized gains on foreign currency transactions	+	1,941,881
Net realized losses		(103,540,908)
Net change in unrealized appreciation (depreciation) on investments		3,127,099,668
Net change in unrealized appreciation (depreciation) on futures contracts		(5,529,002)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(2,343,092)
Net change in unrealized appreciation (depreciation)	+	3,119,227,574
Net realized and unrealized gains		3,015,686,666
Increase in net assets resulting from operations		$3,217,388,867
*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.
29
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/20-2/28/21		9/1/19-8/31/20
Net investment income		$201,702,201	$477,245,122
Net realized gains (losses)		(103,540,908)	150,944,842
Net change in unrealized appreciation (depreciation)	+	3,119,227,574	778,234,781
Increase in net assets resulting from operations		3,217,388,867	1,406,424,745
Distributions to Shareholders
Total distributions		($324,271,140)	($591,185,650)

Transactions in Fund Shares
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		42,800,000	$1,475,220,868	84,700,000	$2,479,224,662
Shares redeemed	+	—	—	(55,200,000)	(1,589,369,198)
Net transactions in fund shares		42,800,000	$1,475,220,868	29,500,000	$889,855,464
Shares Outstanding and Net Assets
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		618,000,000	$19,843,631,542	588,500,000	$18,138,536,983
Total increase	+	42,800,000	4,368,338,595	29,500,000	1,705,094,559
End of period		660,800,000	$24,211,970,137	618,000,000	$19,843,631,542
30
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Financial Statements
Financial Highlights
	9/1/20– 2/28/21*	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$33.20	$31.15	$35.86	$34.80	$29.96	$29.46
Income (loss) from investment operations:
Net investment income (loss)[1]	0.26	0.64	0.82	0.84	0.73	0.67
Net realized and unrealized gains (losses)	5.64	2.36	(4.63)	1.22	4.70	0.50
Total from investment operations	5.90	3.00	(3.81)	2.06	5.43	1.17
Less distributions:
Distributions from net investment income	(0.61)	(0.95)	(0.90)	(1.00)	(0.59)	(0.67)
Net asset value at end of period	$38.49	$33.20	$31.15	$35.86	$34.80	$29.96
Total return	17.88% [2]	9.63%	(10.57%)	5.93%	18.52%	4.12%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.11% [3]	0.11% [4]	0.12%	0.12%	0.14% [5]	0.17% [6]
Net investment income (loss)	1.45% [3]	2.07%	2.54%	2.31%	2.31%	2.34%
Portfolio turnover rate[7]	12% [2]	17%	20%	16%	12%	23%
Net assets, end of period (x 1,000)	$3,136,636	$2,595,871	$2,186,842	$2,280,998	$1,538,038	$787,951

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective February 25, 2020, the annual operating expense ratio was reduced to 0.11%. The ratio presented for the period ended 8/31/20 is a blended ratio. (See financial note 4)
5
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
6
Effective March 1, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
7
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
31
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Australia 6.2%
Abacus Property Group	628,028	1,317,654
Accent Group Ltd.	469,044	784,369
Alkane Resources Ltd. *	668,210	364,716
AMA Group Ltd. *	712,681	375,195
ARB Corp., Ltd.	95,471	2,477,585
Arena REIT	450,448	1,074,109
Asaleo Care Ltd.	528,675	581,206
AUB Group Ltd.	93,843	1,383,318
Aurelia Metals Ltd.	1,419,655	428,648
Austal Ltd.	436,934	801,710
Australian Agricultural Co., Ltd. *	447,276	389,566
Australian Pharmaceutical Industries Ltd.	571,456	491,088
Aventus Group	579,537	1,256,297
Avita Medical, Inc. *(a)	156,625	723,917
Bapcor Ltd.	474,059	2,510,393
Bega Cheese Ltd.	356,748	1,693,071
Bellevue Gold Ltd. *	1,091,981	608,696
Bingo Industries Ltd.	660,227	1,640,784
Blackmores Ltd. *	20,943	1,313,340
Bravura Solutions Ltd.	352,353	744,721
Breville Group Ltd.	196,262	4,242,333
Brickworks Ltd.	80,580	1,165,352
Bubs Australia Ltd. *(a)	807,855	350,247
BWP Trust	684,930	2,015,036
BWX Ltd.	179,976	624,232
Capricorn Metals Ltd. *	407,821	473,602
Carnarvon Petroleum Ltd. *	2,219,936	481,229
Cedar Woods Properties Ltd.	89,063	482,668
Centuria Capital Group	691,309	1,279,155
Centuria Industrial REIT	585,346	1,336,866
Centuria Office REIT	551,292	862,157
Champion Iron Ltd. *	589,666	2,478,900
Charter Hall Long Wale REIT	647,927	2,317,508
Charter Hall Retail REIT	692,815	1,989,960
Charter Hall Social Infrastructure REIT	455,211	1,057,273
Clinuvel Pharmaceuticals Ltd. (a)	55,751	967,270
Codan Ltd.	169,391	1,964,515
Collins Foods Ltd.	154,359	1,143,660
Cooper Energy Ltd. *	2,027,408	510,126
Coronado Global Resources, Inc.	859,963	722,375
Corporate Travel Management Ltd. *	147,654	2,317,139
Costa Group Holdings Ltd.	533,072	1,881,932
Credit Corp. Group Ltd.	78,380	1,936,356
Cromwell Property Group	2,000,484	1,223,532
Data#3 Ltd.	216,077	846,471
De Grey Mining Ltd. *(a)	1,738,758	1,245,185
Eagers Automotive Ltd.	273,679	2,807,440
Eclipx Group Ltd. *	436,086	661,731
Elders Ltd.	212,905	1,855,997
Electro Optic Systems Holdings Ltd. *(a)	181,624	627,135
Emeco Holdings Ltd. *	746,491	598,161
EML Payments Ltd. *	413,515	1,597,515
Estia Health Ltd. *	330,494	547,558
Freedom Foods Group Ltd. *(a)(b)	178,471	311,924
Security	Number of Shares	Value ($)
G.U.D. Holdings Ltd.	118,378	1,097,029
G8 Education Ltd.	1,207,021	1,004,561
Galaxy Resources Ltd. *	597,011	1,206,357
GDI Property Group	636,460	512,457
Genworth Mortgage Insurance Australia Ltd.	271,677	542,657
Gold Road Resources Ltd. *	1,226,070	1,153,306
GrainCorp Ltd., Class A	322,435	1,053,435
Growthpoint Properties Australia Ltd.	398,021	964,503
GWA Group Ltd.	366,695	865,880
Hansen Technologies Ltd.	232,700	738,641
Healius Ltd.	808,027	2,508,554
Hotel Property Investments	227,326	520,947
HT&E Ltd. *	377,642	546,733
HUB24 Ltd.	64,763	1,047,916
Humm Group Ltd.	510,423	401,097
IGO Ltd.	876,130	4,768,448
Infomedia Ltd.	525,758	614,633
Ingenia Communities Group	409,230	1,539,774
Inghams Group Ltd.	255,309	693,787
Integral Diagnostics Ltd.	207,609	771,508
InvoCare Ltd.	199,285	1,732,637
IPH Ltd.	226,072	1,071,153
IRESS Ltd.	264,817	1,884,146
Jumbo Interactive Ltd.	75,289	786,898
Jupiter Mines Ltd.	2,135,547	586,936
Karoon Energy Ltd. *	696,707	609,511
Kogan.com Ltd.	91,301	988,179
Lifestyle Communities Ltd.	129,296	1,379,391
Link Administration Holdings Ltd.	728,619	2,679,460
Lovisa Holdings Ltd. (a)	74,536	836,157
Lynas Rare Earths Ltd. *	1,271,681	5,887,521
MACA Ltd.	367,282	311,363
Macmahon Holdings Ltd.	2,575,024	438,588
Mayne Pharma Group Ltd. *	2,210,478	470,622
McMillan Shakespeare Ltd.	75,584	725,027
Megaport Ltd. *	183,350	1,775,789
Mesoblast Ltd. *(a)(b)	702,134	1,337,237
Monadelphous Group Ltd.	129,682	1,162,630
Mount Gibson Iron Ltd.	1,023,967	701,588
Myer Holdings Ltd. *	1,125,388	274,452
MyState Ltd.	134,882	489,756
Nanosonics Ltd. *	324,538	1,515,082
National Storage REIT	1,386,766	2,013,064
Navigator Global Investments Ltd.	159,443	214,787
nearmap Ltd. *	558,998	986,730
Netwealth Group Ltd.	115,141	1,247,099
New Century Resources Ltd. *	1,648,749	216,998
New Hope Corp., Ltd.	331,384	321,980
nib Holdings Ltd.	643,174	2,758,617
Nickel Mines Ltd.	1,823,179	1,976,107
Nine Entertainment Co. Holdings Ltd.	2,051,494	4,558,325
NRW Holdings Ltd.	581,456	904,828
OFX Group Ltd.	294,272	280,225
Omni Bridgeway Ltd.	328,173	937,524
oOh!media Ltd. *	701,785	950,813
Opthea Ltd. *	469,832	580,172
Orocobre Ltd. *	422,674	1,524,911

32
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pact Group Holdings Ltd.	268,463	679,650
Paradigm Biopharmaceuticals Ltd. *(a)	266,611	495,385
Pendal Group Ltd.	386,572	1,777,747
Perenti Global Ltd.	998,637	881,385
Perseus Mining Ltd. *	1,776,393	1,602,205
Pilbara Minerals Ltd. *	3,131,429	2,521,326
PointsBet Holdings Ltd. *	200,605	2,194,507
PolyNovo Ltd. *	824,497	1,538,365
Premier Investments Ltd.	113,055	1,846,823
Pro Medicus Ltd.	59,923	2,057,502
Ramelius Resources Ltd.	1,131,050	1,116,465
Regis Healthcare Ltd.	182,977	279,072
Regis Resources Ltd.	655,698	1,588,917
Reliance Worldwide Corp., Ltd.	1,106,108	3,682,300
Resolute Mining Ltd. *	1,566,572	782,282
Rural Funds Group	450,137	815,481
Sandfire Resources Ltd.	229,929	1,085,867
SeaLink Travel Group Ltd.	178,641	1,182,498
Select Harvests Ltd.	166,463	677,886
Senex Energy Ltd. *	1,810,995	518,767
Service Stream Ltd.	477,025	424,710
Seven West Media Ltd. *	1,273,342	537,273
SG Fleet Group Ltd.	152,340	323,160
Sigma Healthcare Ltd. *	1,524,145	784,695
Silver Lake Resources Ltd. *	1,133,181	1,272,098
SmartGroup Corp., Ltd.	116,111	619,364
Southern Cross Media Group Ltd. *	364,335	654,398
St. Barbara Ltd.	985,471	1,586,939
Starpharma Holdings Ltd. *	577,734	930,346
Steadfast Group Ltd.	1,206,419	3,726,698
Super Retail Group Ltd.	227,419	1,936,746
Superloop Ltd. *	431,541	312,383
Syrah Resources Ltd. *	565,968	538,952
Tassal Group Ltd.	302,149	790,662
Technology One Ltd.	215,681	1,412,653
Tyro Payments Ltd. *(a)	459,834	1,071,570
United Malt Grp Ltd.	370,319	1,046,458
Uniti Group Ltd. *(a)	617,050	1,027,098
Virgin Australia International Holdings Ltd. *(b)	424,000	—
Virtus Health Ltd.	87,223	413,272
Viva Energy Group Ltd.	1,244,039	1,603,620
Waypoint REIT	1,154,972	2,137,088
Webjet Ltd.	458,540	1,970,259
West African Resources Ltd. *	1,259,765	785,125
Western Areas Ltd.	360,550	720,175
Westgold Resources Ltd. *	472,387	746,073
Zip Co., Ltd. *(a)	607,376	4,890,397
		195,138,091

Austria 1.0%
Agrana Beteiligungs AG	16,230	346,720
BAWAG Group AG *	81,251	4,244,711
CA Immobilien Anlagen AG	97,213	4,194,798
DO & Co. AG *	9,153	715,478
EVN AG	51,368	1,122,309
Flughafen Wien AG *	14,359	543,783
IMMOFINANZ AG *	117,049	2,359,850
Lenzing AG *	18,523	2,671,006
Mayr Melnhof Karton AG	12,115	2,658,698
Oesterreichische Post AG (a)	46,105	1,869,139
Palfinger AG	15,206	572,168
Porr AG *(a)	13,752	255,390
S IMMO AG	73,929	1,564,979
Schoeller-Bleckmann Oilfield Equipment AG	15,192	720,084
Strabag SE	22,437	819,744
Security	Number of Shares	Value ($)
UNIQA Insurance Group AG	151,399	1,179,791
Wienerberger AG	159,537	5,360,121
Zumtobel Group AG *	40,006	288,442
		31,487,211

Belgium 1.8%
Aedifica S.A.	47,220	5,903,510
AGFA-Gevaert N.V. *	241,383	1,089,925
Barco N.V.	98,939	2,442,674
Befimmo S.A.	30,982	1,265,440
Bekaert S.A.	48,864	1,808,989
bpost S.A. *	144,951	1,579,075
Cie d'Entreprises CFE *	10,087	1,087,232
Cofinimmo S.A.	38,385	5,982,376
D'Ieteren S.A. N.V.	32,014	2,723,987
Econocom Group S.A. N.V.	192,556	718,703
Euronav N.V.	286,672	2,557,524
Fagron	85,977	2,063,175
Gimv N.V.	26,470	1,558,270
KBC Ancora *	49,869	2,004,786
Kinepolis Group N.V. *(a)	18,221	935,534
Melexis N.V.	25,990	3,091,573
Mithra Pharmaceuticals S.A. *(a)	23,222	580,649
Montea C.V.A.	18,309	2,071,227
Ontex Group N.V. *	113,213	1,170,801
Orange Belgium S.A.	40,332	1,116,174
Retail Estates N.V.	14,408	1,101,771
Shurgard Self Storage S.A.	35,478	1,696,690
Tessenderlo Group S.A. *	35,951	1,605,854
Van de Velde N.V.	7,738	210,389
VGP N.V.	10,727	1,867,130
Warehouses De Pauw CVA	189,633	6,523,203
Xior Student Housing N.V.	22,058	1,232,943
		55,989,604

Canada 19.1%
Aecon Group, Inc.	88,250	1,282,622
Air Canada *	230,073	4,561,479
Alamos Gold, Inc., Class A	553,168	3,941,213
Algonquin Power & Utilities Corp.	845,828	13,168,460
Allied Properties Real Estate Investment Trust	172,256	5,219,384
AltaGas Ltd.	392,295	5,977,386
Aphria, Inc. *	413,438	7,422,943
ARC Resources Ltd.	497,938	2,997,068
Artis Real Estate Investment Trust	162,279	1,442,053
Atco Ltd., Class I	108,275	3,174,698
ATS Automation Tooling Systems, Inc. *	104,516	2,315,698
Aurora Cannabis, Inc. *(a)	164,196	1,745,717
B2Gold Corp.	1,449,648	6,343,641
Ballard Power Systems, Inc. *	337,294	9,484,729
BlackBerry Ltd. *	708,301	7,200,501
Boardwalk Real Estate Investment Trust	54,391	1,578,456
Bombardier, Inc., B Shares *	2,936,700	1,299,014
Boralex, Inc., Class A	114,864	4,017,518
Boyd Group Services, Inc.	29,965	4,984,462
Brookfield Infrastructure Corp., Class A	44,592	2,983,367
BRP, Inc.	57,467	4,173,847
CAE, Inc.	376,190	10,007,961
Cameco Corp.	559,384	8,823,775
Canada Goose Holdings, Inc. *	73,875	3,328,460
Canadian Apartment Properties REIT	241,744	9,746,140
Canadian Western Bank	119,676	3,162,055
Canfor Corp. *	87,781	1,799,996
Capital Power Corp.	148,333	4,019,988
Cascades, Inc.	135,056	1,791,146

33
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CCL Industries, Inc., Class B	211,904	11,219,530
Celestica, Inc. *	157,412	1,311,767
Centerra Gold, Inc.	305,828	2,983,393
Chartwell Retirement Residences	304,769	2,636,035
Choice Properties Real Estate Investment Trust	363,096	3,648,168
CI Financial Corp.	272,722	3,838,788
Cogeco Communications, Inc.	15,056	1,368,479
Colliers International Group, Inc.	42,462	4,423,293
Cominar Real Estate Investment Trust	244,890	1,706,106
Crescent Point Energy Corp.	756,848	2,791,848
Cronos Group, Inc. *(a)	259,341	2,724,514
Dream Office Real Estate Investment Trust	59,308	934,124
ECN Capital Corp.	309,207	1,951,472
Eldorado Gold Corp. *	245,170	2,581,450
Element Fleet Management Corp.	618,491	6,096,973
Emera, Inc.	353,860	14,014,645
Empire Co., Ltd., A Shares	238,000	6,649,337
Endeavour Mining Corp.	253,824	4,914,081
Enerplus Corp.	314,475	1,530,147
Enghouse Systems Ltd.	57,656	2,516,643
Equinox Gold Corp. *	274,718	2,287,147
Finning International, Inc.	228,523	5,994,667
First Capital Real Estate Investment Trust	310,497	3,808,861
First Majestic Silver Corp. *	284,463	5,154,488
First National Financial Corp.	24,616	861,560
First Quantum Minerals Ltd.	786,794	17,047,203
FirstService Corp.	51,403	7,839,973
GFL Environmental, Inc. (a)	172,013	5,366,914
Gibson Energy, Inc.	205,524	3,516,311
Gildan Activewear, Inc.	279,047	8,523,497
Granite Real Estate Investment Trust	82,154	4,730,669
Great Canadian Gaming Corp. *	79,745	2,670,765
H&R Real Estate Investment Trust	398,878	4,322,754
Home Capital Group, Inc. *	75,636	1,876,561
Hudbay Minerals, Inc.	306,844	2,208,016
IA Financial Corp., Inc.	151,021	7,800,366
IAMGOLD Corp. *	676,657	2,015,005
Innergex Renewable Energy, Inc.	180,527	3,433,721
Inter Pipeline Ltd.	600,342	8,492,990
Ivanhoe Mines Ltd., Class A *	782,370	4,851,188
Keyera Corp.	309,029	6,021,916
Kinaxis, Inc. *	37,768	5,131,198
Kinross Gold Corp.	1,773,260	11,079,373
Kirkland Lake Gold Ltd.	389,209	12,795,323
Laurentian Bank of Canada	59,349	1,634,207
Lightspeed POS, Inc. *	92,479	6,365,419
Linamar Corp.	63,308	3,555,949
Lundin Mining Corp.	900,289	10,361,146
Maple Leaf Foods, Inc.	105,262	2,193,374
Martinrea International, Inc.	112,091	1,317,468
MEG Energy Corp. *	424,531	2,203,135
Methanex Corp.	88,115	3,414,630
Mullen Group Ltd.	128,587	1,017,727
NFI Group, Inc.	78,200	1,816,019
Northland Power, Inc.	244,709	8,166,631
NOVAGOLD RESOURCES, Inc. *	332,120	2,801,771
OceanaGold Corp. *	988,562	1,436,773
Onex Corp.	111,335	6,265,012
Open Text Corp.	383,478	17,168,668
Osisko Gold Royalties Ltd.	235,402	2,361,458
Pan American Silver Corp.	290,498	9,648,848
Parex Resources, Inc. *	190,434	3,059,579
Parkland Corp.	208,247	6,652,061
PrairieSky Royalty Ltd.	317,917	3,239,439
Premium Brands Holdings Corp.	47,948	3,901,361
Pretium Resources, Inc. *	261,655	2,558,680
Primo Water Corp.	218,183	3,138,319
Security	Number of Shares	Value ($)
Quebecor, Inc., Class B	246,424	6,403,910
RioCan Real Estate Investment Trust	449,020	6,724,660
Ritchie Bros. Auctioneers, Inc.	155,779	8,545,696
Russel Metals, Inc.	88,509	1,732,427
Sagen MI Canada, Inc.	51,671	1,766,038
Seven Generations Energy Ltd., A Shares *	402,296	2,669,263
SmartCentres Real Estate Investment Trust	184,563	3,832,671
SNC-Lavalin Group, Inc.	247,917	5,013,172
SSR Mining, Inc. *	307,892	4,394,635
Stantec, Inc.	157,785	6,240,359
Stella-Jones, Inc.	98,413	3,576,605
Superior Plus Corp.	245,409	2,566,521
TFI International, Inc.	124,889	8,768,865
The Descartes Systems Group, Inc. *	118,282	6,961,447
The North West Co., Inc.	67,565	1,661,373
TMX Group Ltd.	78,950	7,576,331
Torex Gold Resources, Inc. *	118,737	1,446,228
Toromont Industries Ltd.	112,523	8,239,243
Tourmaline Oil Corp.	352,429	6,447,279
TransAlta Corp.	388,129	3,409,158
TransAlta Renewables, Inc.	147,907	2,357,633
Transcontinental, Inc., Class A	101,656	1,756,095
Turquoise Hill Resources Ltd. *	141,644	2,159,344
Vermilion Energy, Inc. (a)	228,978	1,441,512
West Fraser Timber Co., Ltd.	115,050	7,906,280
Westshore Terminals Investment Corp.	59,413	886,971
Whitecap Resources, Inc.	564,205	2,535,803
Winpak Ltd.	43,163	1,354,214
WSP Global, Inc.	158,997	13,842,535
Yamana Gold, Inc.	1,371,462	5,481,515
		597,640,493

Denmark 1.7%
ALK-Abello A/S *	9,220	3,909,987
Alm Brand A/S	89,110	1,024,011
Bavarian Nordic A/S *	82,387	2,972,051
D/S Norden A/S	36,351	764,254
Dfds A/S *	41,942	2,036,083
FLSmidth & Co. A/S *	70,662	2,994,304
Jyske Bank A/S *	75,543	3,283,755
Netcompany Group A/S *	46,325	4,174,071
Nilfisk Holding A/S *	40,265	972,735
NKT A/S *	60,763	2,384,399
Ringkjoebing Landbobank A/S	40,976	4,039,911
Royal Unibrew A/S	69,219	7,170,190
Scandinavian Tobacco Group A/S, Class A	87,391	1,633,343
Schouw & Co. A/S	18,017	1,835,153
SimCorp A/S	55,981	6,844,280
Spar Nord Bank A/S *	115,001	1,203,275
Sydbank A/S *	80,117	1,841,334
The Drilling Co. of 1972 A/S *	31,207	1,253,119
Topdanmark A/S	59,463	2,812,875
Zealand Pharma A/S *	56,375	1,796,270
		54,945,400

Finland 1.1%
Cargotec Oyj, B Shares	68,468	3,623,441
Citycon Oyj (a)	110,585	1,006,710
F-Secure Oyj *	142,258	640,616
Finnair Oyj *	799,893	695,657
Kemira Oyj	123,466	2,003,669
Konecranes Oyj	102,414	4,572,126
Metsa Board Oyj	242,575	2,717,658
Oriola Oyj, B Shares	175,946	430,330
Outokumpu Oyj *	429,808	2,109,759

34
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Raisio Oyj, V Shares	157,009	699,419
Sanoma Oyj	105,528	1,752,270
TietoEVRY Oyj	133,689	4,160,646
Uponor Oyj	76,107	1,603,694
Valmet Oyj	187,771	6,340,635
YIT Oyj	224,337	1,271,642
		33,628,272

France 2.9%
Air France-KLM *(a)	289,723	1,961,592
Akka Technologies *	17,705	543,705
AKWEL	11,489	407,901
Albioma S.A.	38,598	1,892,750
Alten S.A. *	40,159	4,462,604
Beneteau S.A. *	50,201	752,534
Bonduelle S.C.A.	20,583	492,677
Carmila S.A.	56,527	860,400
CGG S.A. *	1,016,944	1,195,607
Coface S.A. *	126,379	1,388,259
DBV Technologies S.A. *(a)	57,873	619,221
Derichebourg S.A. *	134,406	1,072,659
Elior Group S.A.	136,966	1,120,520
Elis S.A. *	310,568	5,405,713
Eramet S.A. *	11,951	890,096
Eutelsat Communications S.A.	261,483	3,170,072
FFP	7,072	809,471
Fnac Darty S.A. *	24,612	1,501,171
Gaztransport Et Technigaz S.A.	31,341	2,647,703
Guerbet	8,081	286,415
Interparfums S.A. *	20,283	1,180,505
IPSOS	53,541	2,082,867
Jacquet Metal Service S.A.	17,604	363,251
Korian S.A. *	91,179	3,187,384
Lagardere S.C.A. *	161,432	4,365,680
LISI *	22,431	555,426
Maisons du Monde S.A. *	60,996	1,107,593
Manitou BF S.A.	18,429	596,137
Mercialys S.A.	89,732	981,884
Mersen S.A. *	20,173	696,626
Metropole Television S.A. *	90,489	1,818,877
Neoen S.A. *	29,960	1,760,088
Nexans S.A. *	41,622	3,251,012
Nexity S.A.	60,038	2,948,487
Pharmagest Interactive	5,309	631,518
Quadient S.A.	49,481	1,136,336
Robertet S.A.	982	1,140,698
Rothschild & Co. *	39,865	1,434,708
SES S.A.	529,426	4,251,556
SMCP S.A. *	35,021	219,769
Societe BIC S.A.	35,377	1,996,738
SOITEC *	29,543	6,282,548
Sopra Steria Group *	20,195	3,301,859
SPIE S.A. *	174,593	3,945,968
Tarkett S.A. *	45,242	691,926
Television Francaise 1 S.A. *	149,631	1,312,220
Trigano S.A.	11,252	2,123,769
Vallourec S.A. *(a)	10,072	495,434
Verallia S.A.	52,823	1,952,349
Vicat S.A.	22,294	1,078,359
Vilmorin & Cie S.A.	8,519	549,073
Virbac S.A. *	6,028	1,481,649
X-Fab Silicon Foundries SE *	76,287	658,366
		91,061,730

Security	Number of Shares	Value ($)
Germany 4.7%
Aareal Bank AG *	83,775	2,237,094
ADLER Group S.A. *	115,207	3,286,199
AIXTRON SE *	152,237	3,483,202
alstria Office REIT-AG	253,026	4,232,154
Aurubis AG	50,326	4,416,496
BayWa AG	18,908	725,237
Befesa S.A.	50,180	3,423,057
Bertrandt AG	6,846	374,766
Bilfinger SE (a)	40,199	1,439,410
CANCOM SE	52,057	3,348,900
CECONOMY AG *	256,864	1,611,910
CompuGroup Medical SE & Co. KgaA	35,215	3,039,096
Corestate Capital Holding S.A. *	19,367	322,525
CropEnergies AG	28,571	387,717
Dermapharm Holding SE	24,117	1,723,607
Deutsche Beteiligungs AG	15,429	694,798
Deutsche Euroshop AG *	71,209	1,536,787
Deutsche Pfandbriefbank AG *	177,147	1,941,640
Deutz AG *	174,366	1,281,513
Dialog Semiconductor plc *	100,885	7,886,051
DIC Asset AG	79,181	1,424,349
Duerr AG	69,178	2,747,441
ElringKlinger AG *(a)	40,990	689,586
Encavis AG (a)	133,308	2,838,134
Evotec SE *	206,000	8,018,872
Freenet AG	180,259	3,838,817
Gerresheimer AG	44,528	4,626,516
Grand City Properties S.A.	161,260	3,981,298
Hamburger Hafen und Logistik AG	34,191	873,597
Hornbach Baumarkt AG	10,950	447,910
Hornbach Holding AG & Co. KGaA	11,665	1,107,232
HUGO BOSS AG	82,989	3,156,942
Hypoport SE *	5,736	4,045,129
Indus Holding AG	26,328	1,065,763
Jenoptik AG	73,572	2,371,853
K+S AG	270,023	3,027,791
Kloeckner & Co. SE *	105,074	1,125,530
Koenig & Bauer AG *	19,998	599,557
Krones AG	20,189	1,711,703
KWS Saat SE & Co. KGaA	14,084	1,244,528
MorphoSys AG *	46,143	4,671,098
New Work SE	3,983	1,068,439
Nordex SE *	97,898	2,637,995
Norma Group SE	44,752	2,141,293
PATRIZIA AG	61,077	1,679,164
Pfeiffer Vacuum Technology AG	9,323	1,806,075
S&T AG *(a)	69,041	1,857,051
Salzgitter AG *	55,109	1,654,891
SGL Carbon SE *	74,344	620,843
Shop Apotheke Europe N.V. *	10,030	2,453,144
Siltronic AG *	3,860	647,035
Siltronic AG	25,610	4,300,667
Sixt SE *	18,071	2,257,068
SMA Solar Technology AG *	12,184	787,511
Software AG	69,314	3,099,472
Stabilus S.A.	34,518	2,595,578
STRATEC SE	9,905	1,421,082
Stroeer SE & CO. KGaA	35,834	3,233,876
TAG Immobilien AG *	177,875	5,086,714
Takkt AG *	44,902	639,854
TLG Immobilien AG	19,374	606,717
Vossloh AG *	11,929	614,651
Wacker Neuson SE *	35,194	720,233
Washtec AG *	14,310	847,630

35
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Wuestenrot & Wuerttembergische AG	27,234	563,285
zooplus AG *	8,573	2,101,993
		146,448,066

Hong Kong 1.0%
Apollo Future Mobility Group Ltd. *(a)	6,200,600	407,653
Asia Cement China Holdings Corp.	612,587	576,471
AsiaInfo Technologies Ltd.	516,397	804,150
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	347,456	467,613
C-Mer Eye Care Holdings Ltd.	584,477	445,289
Canvest Environmental Protection Group Co., Ltd.	1,053,002	434,376
China Animal Healthcare Ltd. *(b)	192,752	—
Chinese Estates Holdings Ltd.	719,800	384,148
Chow Sang Sang Holdings International Ltd.	339,536	460,456
CITIC Telecom International Holdings Ltd.	2,097,691	678,738
CMBC Capital Holdings Ltd.	23,045,499	457,502
Cosmopolitan International Holdings Ltd. *	2,444,387	403,336
Crystal International Group Ltd.	678,640	241,454
Dynam Japan Holdings Co., Ltd.	402,722	415,319
Esprit Holdings Ltd. *	2,591,123	307,300
Far East Consortium International Ltd.	1,484,914	532,148
Fortune Real Estate Investment Trust	1,833,973	1,711,662
Frontage Holdings Corp. *	904,038	583,863
Giordano International Ltd.	1,732,379	346,148
Glory Sun Financial Group Ltd. *	23,477,859	983,623
HKBN Ltd.	1,075,606	1,561,271
Hong Kong Television Network Ltd. *	755,562	1,386,969
IGG, Inc.	1,225,127	1,828,842
IMAX China Holding, Inc.	166,423	327,382
K Wah International Holdings Ltd.	1,770,976	910,903
Lee's Pharmaceutical Holdings Ltd.	359,817	268,563
Luk Fook Holdings International Ltd.	482,401	1,223,827
MH Development Ltd. *(b)	459,925	—
Pacific Basin Shipping Ltd.	6,172,292	1,535,643
Pacific Textiles Holdings Ltd.	649,613	416,196
Pou Sheng International Holdings Ltd. *	3,061,893	663,111
Prosperity REIT	1,697,773	562,470
Razer, Inc. *	5,097,223	1,688,703
Road King Infrastructure Ltd.	356,280	484,082
SmarTone Telecommunications Holdings Ltd.	577,430	365,483
Stella International Holdings Ltd.	594,500	710,425
Sun Hung Kai & Co., Ltd.	778,121	334,024
Suncity Group Holdings Ltd. *	3,304,141	310,934
SUNeVision Holdings Ltd.	816,958	827,768
Sunlight Real Estate Investment Trust	1,513,676	770,756
Superb Summit International Group Ltd. *(b)	1,120,000	—
Television Broadcasts Ltd.	410,100	482,667
Texhong Textile Group Ltd.	419,399	621,744
The United Laboratories International Holdings Ltd.	738,327	536,802
Town Health International Medical Group Ltd. *(a)(b)	3,638,120	—
Truly International Holdings Ltd. *	2,216,603	437,186
Value Partners Group Ltd.	1,361,622	900,452
VPower Group International Holdings Ltd.	1,068,304	307,105
VSTECS Holdings Ltd.	868,319	779,068
Xiabuxiabu Catering Management China Holdings Co., Ltd. *	678,468	1,712,492
		32,596,117

Security	Number of Shares	Value ($)
Ireland 0.3%
Bank of Ireland Group plc *	1,293,782	5,307,927
Cairn Homes plc *	959,940	1,054,484
Dalata Hotel Group plc *	311,845	1,576,525
Hibernia REIT plc	948,052	1,295,739
Irish Continental Group plc *	222,888	1,168,739
		10,403,414

Israel 0.9%
AFI Properties Ltd. *	22,092	690,226
Allot Ltd. *	42,280	624,111
AudioCodes Ltd.	32,678	969,380
Bayside Land Corp., Ltd.	133,395	1,011,526
Big Shopping Centers Ltd. *	6,378	641,131
Brack Capital Properties N.V. *	3,500	304,842
Cellcom Israel Ltd. *	108,761	439,286
Clal Insurance Enterprises Holdings Ltd. *	66,184	1,029,511
Danel Adir Yeoshua Ltd.	6,457	1,002,261
Delek Automotive Systems Ltd.	69,057	729,615
Delek Group Ltd. *	9,426	438,194
Delta Galil Industries Ltd.	12,182	302,978
Enlight Renewable Energy Ltd. *	759,265	1,323,161
Equital Ltd. *	23,301	545,052
Fattal Holdings 1998 Ltd. *	7,134	738,661
FIBI Holdings Ltd.	23,346	686,560
Formula Systems 1985 Ltd.	10,984	911,161
Gilat Satellite Networks Ltd.	36,316	519,630
Hilan Ltd.	19,434	856,511
IDI Insurance Co., Ltd.	10,925	390,473
Isracard Ltd.	257,873	883,526
Kamada Ltd. *	46,252	292,365
Kenon Holdings Ltd.	22,467	641,517
Matrix IT Ltd.	45,230	996,707
Maytronics Ltd.	62,231	989,437
Mega Or Holdings Ltd.	27,856	809,520
Menora Mivtachim Holdings Ltd.	32,375	622,735
Migdal Insurance & Financial Holding Ltd. *	457,410	497,080
Nova Measuring Instruments Ltd. *	39,323	3,295,217
Oil Refineries Ltd. *	2,155,201	468,423
Partner Communications Co., Ltd. *	142,713	720,307
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	11,039	711,119
Reit 1 Ltd.	257,423	1,176,498
Sapiens International Corp. N.V.	37,303	1,231,910
Sella Capital Real Estate Ltd.	277,653	577,399
The Israel Corp., Ltd. *	5,278	1,200,523
		29,268,553

Italy 2.6%
ACEA S.p.A.	63,141	1,251,540
Anima Holding S.p.A.	365,826	1,766,389
Arnoldo Mondadori Editore S.p.A. *	172,028	326,157
ASTM S.p.A. *	85,699	2,642,145
Autogrill S.p.A. *	174,779	1,134,985
Azimut Holding S.p.A.	180,577	4,166,695
Banca Farmafactoring S.p.A.	221,283	1,461,148
Banca Generali S.p.A. *	78,787	2,698,725
Banca IFIS S.p.A. *	37,650	480,759
Banca Monte dei Paschi di Siena S.p.A. *(a)	374,420	549,001
Banca Popolare di Sondrio Scarl *	615,255	1,781,856
Banco BPM S.p.A. *	2,083,155	5,370,605
Biesse S.p.A. *	19,396	515,118
BPER Banca *	1,422,861	3,133,766

36
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Brunello Cucinelli S.p.A. *	46,772	1,937,056
Carel Industries S.p.A.	57,930	1,205,207
Cementir Holding N.V.	68,604	661,176
Cerved Group S.p.A. *	267,027	2,184,551
CIR SpA-Compagnie Industriali *	1,260,806	751,410
Credito Emiliano S.p.A. *	100,872	579,134
Danieli & C Officine Meccaniche S.p.A.	13,641	288,431
Datalogic S.p.A.	26,643	541,036
De'Longhi S.p.A.	89,519	3,327,113
doValue S.p.A. *	84,415	1,049,220
Enav S.p.A.	354,964	1,720,836
ERG S.p.A.	76,649	2,206,827
Falck Renewables S.p.A.	165,103	1,130,267
Fincantieri S.p.A. *(a)	720,005	599,961
Freni Brembo S.p.A. *	204,146	2,668,724
GVS S.p.A. *	98,978	1,994,316
Immobiliare Grande Distribuzione SIIQ S.p.A.	97,185	409,922
Interpump Group S.p.A.	113,853	5,256,929
Iren S.p.A.	894,297	2,229,612
Italmobiliare S.p.A.	19,963	642,124
Juventus Football Club S.p.A. *	687,276	690,731
Maire Tecnimont S.p.A. *(a)	217,325	569,784
MARR S.p.A. *	47,994	1,098,691
Mediaset S.p.A. *	445,715	1,269,207
Piaggio & C S.p.A.	234,659	894,363
RAI Way S.p.A.	137,406	759,698
Reply S.p.A.	32,069	3,740,726
Saipem S.p.A.	795,096	2,237,073
Salvatore Ferragamo S.p.A. *	93,790	1,812,369
Saras S.p.A. *	748,428	586,399
Societa Cattolica di Assicurazioni SC *(a)	163,821	903,556
Tamburi Investment Partners S.p.A.	141,264	1,203,693
Technogym S.p.A. *	173,106	1,897,348
Tod's S.p.A. *(a)	14,308	457,795
Unipol Gruppo S.p.A. *	674,168	3,521,985
Webuild S.p.A (a)	312,667	590,146
Zignago Vetro S.p.A.	44,276	766,364
		81,662,669

Japan 17.7%
Achilles Corp.	18,597	252,231
Adastria Co., Ltd.	41,060	769,249
ADEKA Corp.	137,978	2,316,901
Advan Co., Ltd.	32,845	320,003
Aeon Delight Co., Ltd.	24,602	733,165
AEON REIT Investment Corp.	1,088	1,513,437
Ai Holdings Corp.	47,969	891,933
Aichi Corp.	31,023	247,508
Aichi Steel Corp.	16,981	494,097
Aida Engineering Ltd.	74,389	624,912
Aiful Corp. *	414,466	1,089,267
Aiphone Co., Ltd.	17,583	287,659
Akatsuki, Inc.	7,817	304,492
Alconix Corp.	30,331	448,104
Alpen Co., Ltd.	20,437	433,907
Alpha Systems, Inc.	9,015	294,041
Amuse, Inc.	14,201	353,092
Anest Iwata Corp.	46,680	432,449
Anicom Holdings, Inc.	114,059	1,090,915
Aoyama Trading Co., Ltd. *	67,695	519,753
Arakawa Chemical Industries Ltd.	22,295	255,721
Arata Corp.	18,383	773,004
Arcland Sakamoto Co., Ltd.	37,130	533,217
Arcland Service Holdings Co., Ltd.	19,962	395,530
Arcs Co., Ltd.	49,861	1,027,266
Argo Graphics, Inc.	18,898	520,786
Security	Number of Shares	Value ($)
ARTERIA Networks Corp.	34,489	501,117
Aruhi Corp.	48,926	711,801
Asahi Co., Ltd.	18,514	256,840
Asahi Diamond Industrial Co., Ltd.	74,886	347,931
Asahi Holdings, Inc.	52,825	1,975,855
ASAHI YUKIZAI Corp.	13,940	190,769
ASKA Pharmaceutical Co., Ltd.	32,695	410,912
Atom Corp. (a)	122,316	1,095,264
Atrae, Inc. *	11,746	346,735
Autobacs Seven Co., Ltd.	79,308	1,055,554
Avex, Inc.	45,284	630,338
Axial Retailing, Inc.	19,976	853,114
Bando Chemical Industries Ltd.	62,434	417,242
Bank of the Ryukyus Ltd.	61,828	449,753
BayCurrent Consulting, Inc.	18,911	3,805,630
Belc Co., Ltd.	12,674	644,763
Bell System24 Holdings, Inc.	45,749	737,291
Belluna Co., Ltd.	69,949	679,531
BeNEXT Group, Inc.	25,747	350,898
BML, Inc.	28,769	951,856
BrainPad, Inc. *	6,840	344,119
Broadleaf Co., Ltd.	113,489	528,351
BRONCO BILLY Co., Ltd.	12,245	262,393
Bunka Shutter Co., Ltd.	74,081	692,554
Canon Electronics, Inc.	21,751	330,736
Cawachi Ltd.	16,389	440,106
Central Glass Co., Ltd.	56,413	1,167,019
Central Security Patrols Co., Ltd.	9,988	313,590
Change, Inc. *	42,288	1,246,333
Chiyoda Co., Ltd.	33,419	304,893
Chiyoda Corp. *	224,978	941,808
Chiyoda Integre Co., Ltd.	16,860	273,457
Chofu Seisakusho Co., Ltd.	27,688	532,761
Chori Co., Ltd.	15,615	222,925
Chubu Shiryo Co., Ltd.	37,360	483,569
Chudenko Corp.	36,307	746,655
Chugoku Marine Paints Ltd.	66,234	561,379
CI Takiron Corp.	56,681	351,663
Citizen Watch Co., Ltd.	384,027	1,380,536
CKD Corp.	82,345	1,771,492
CMK Corp.	62,540	245,370
Cocokara fine, Inc.	30,970	2,151,098
COLOPL, Inc.	67,340	549,895
Colowide Co., Ltd. (a)	81,283	1,541,127
Comforia Residential REIT, Inc.	418	1,243,721
Computer Engineering & Consulting Ltd.	29,194	386,093
Comture Corp.	30,530	778,008
CONEXIO Corp.	27,189	346,051
Cosel Co., Ltd.	32,167	324,568
CRE Logistics REIT, Inc.	257	371,967
Create Restaurants Holdings, Inc. *(a)	122,124	958,285
Create SD Holdings Co., Ltd.	31,019	941,867
CTS Co., Ltd.	39,612	306,738
Curves Holdings Co., Ltd.	82,729	770,294
Cybozu, Inc.	32,973	723,277
Dai Nippon Toryo Co., Ltd.	35,354	299,318
Dai-Dan Co., Ltd.	19,185	484,217
Daibiru Corp.	65,148	774,756
Daido Metal Co., Ltd.	65,432	333,486
Daihen Corp.	26,989	1,146,285
Daiho Corp.	21,312	738,139
Daiichi Jitsugyo Co., Ltd.	13,637	526,715
Daiken Corp.	22,009	402,830
Daikokutenbussan Co., Ltd.	8,081	444,478
Daikyonishikawa Corp.	78,476	539,182
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	19,575	422,772
Daio Paper Corp.	113,459	2,110,717

37
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Daiseki Co., Ltd.	53,067	1,661,146
Daishi Hokuetsu Financial Group, Inc.	58,915	1,299,514
Daito Pharmaceutical Co., Ltd.	16,441	510,020
Daiwa Industries Ltd.	35,341	335,365
Daiwa Securities Living Investments Corp.	1,309	1,277,792
Daiwabo Holdings Co., Ltd.	25,436	1,895,643
DCM Holdings Co., Ltd.	140,239	1,386,068
Denyo Co., Ltd.	21,898	414,570
Descente Ltd. *	55,232	929,001
Dexerials Corp.	69,000	1,001,905
Digital Arts, Inc.	13,732	1,259,261
Digital Garage, Inc.	45,654	1,744,057
Digital Holdings, Inc.	21,372	363,087
Dip Corp.	28,634	778,875
DKK Co., Ltd.	15,505	412,584
DKS Co., Ltd.	11,326	385,896
Doshisha Co., Ltd.	31,485	522,189
Doutor Nichires Holdings Co., Ltd. (a)	34,344	520,930
DTS Corp.	56,687	1,232,812
Duskin Co., Ltd.	59,268	1,513,131
DyDo Group Holdings, Inc.	12,058	572,681
Eagle Industry Co., Ltd.	36,416	370,176
Earth Corp.	19,987	1,099,341
Ebase Co., Ltd.	37,387	303,546
EDION Corp.	123,174	1,232,434
eGuarantee, Inc.	44,728	876,172
Eiken Chemical Co., Ltd.	44,496	847,821
Eizo Corp.	27,733	957,926
Elan Corp.	43,486	535,922
EM Systems Co., Ltd.	52,111	411,840
en-japan, Inc.	43,811	1,311,780
Enigmo, Inc.	33,289	361,198
Enplas Corp.	14,006	579,749
EPS Holdings, Inc.	46,298	491,053
eRex Co., Ltd.	45,379	737,292
ES-Con Japan Ltd.	42,087	298,251
ESPEC Corp.	25,212	428,088
euglena Co., Ltd. *	99,693	829,995
Exedy Corp.	41,999	639,407
FAN Communications, Inc.	55,249	202,244
FCC Co., Ltd.	49,417	788,984
FDK Corp. *	19,460	249,689
Feed One Co., Ltd.	34,304	284,632
FIDEA Holdings Co., Ltd.	246,957	285,111
Financial Products Group Co., Ltd.	86,730	513,672
Fixstars Corp.	30,778	269,820
Foster Electric Co., Ltd.	27,600	322,268
France Bed Holdings Co., Ltd.	27,127	237,559
Frontier Real Estate Investment Corp.	312	1,370,528
Fudo Tetra Corp.	15,590	267,345
Fuji Co., Ltd.	28,530	485,230
Fuji Corp.	111,158	2,615,666
Fuji Kyuko Co., Ltd.	32,975	1,696,105
Fuji Pharma Co., Ltd.	21,686	248,736
Fuji Soft, Inc.	29,681	1,468,170
Fujibo Holdings, Inc.	15,568	587,417
Fujicco Co., Ltd.	29,228	523,986
Fujikura Ltd. *	367,759	1,770,794
Fujimi, Inc.	27,616	1,018,687
Fujimori Kogyo Co., Ltd.	20,413	812,381
Fujio Food Group., Inc.	35,547	446,423
Fujitec Co., Ltd.	110,150	2,519,575
Fujiya Co., Ltd.	15,094	319,476
Fukuda Corp.	6,784	316,149
Fukui Computer Holdings, Inc.	9,631	302,381
Fukuoka REIT Corp.	493	779,712
Fukushima Galilei Co., Ltd.	15,870	589,129
FULLCAST Holdings Co., Ltd.	28,815	521,991
Security	Number of Shares	Value ($)
Funai Soken Holdings, Inc.	43,752	894,013
Furukawa Co., Ltd.	46,762	573,662
Furuno Electric Co., Ltd.	32,889	325,062
Fuso Chemical Co., Ltd.	26,692	959,549
Fuso Pharmaceutical Industries Ltd.	10,781	255,510
Futaba Corp.	51,068	445,299
Futaba Industrial Co., Ltd.	78,494	386,060
Future Corp.	26,127	435,041
G-7 Holdings, Inc.	11,553	257,974
G-Tekt Corp.	30,179	394,304
Gakken Holdings Co., Ltd.	28,977	431,092
GCA Corp.	30,120	213,447
Genky DrugStores Co., Ltd.	11,315	351,536
Geo Holdings Corp.	36,955	414,851
Giken Ltd.	19,697	948,429
Global One Real Estate Investment Corp.	645	708,931
GLOBERIDE, Inc.	14,299	548,929
GMO GlobalSign Holdings KK	7,147	501,108
Godo Steel Ltd.	11,600	217,759
Goldcrest Co., Ltd.	20,663	324,472
Grace Technology, Inc.	14,159	709,678
Gree, Inc.	122,612	637,573
Gunze Ltd.	22,743	775,960
H2O Retailing Corp.	123,687	1,012,343
Halows Co., Ltd.	11,478	302,087
Hamakyorex Co., Ltd.	21,194	630,608
Hankyu Hanshin REIT, Inc.	442	616,493
Hanwa Co., Ltd.	50,672	1,318,404
Happinet Corp.	20,625	288,254
Hazama Ando Corp.	262,072	1,955,578
Heiwa Real Estate Co., Ltd.	48,037	1,557,798
Heiwa Real Estate REIT, Inc.	598	872,247
Heiwado Co., Ltd.	40,187	735,542
Hibiya Engineering Ltd.	21,758	377,814
Hiday Hidaka Corp.	38,831	618,876
Hioki EE Corp.	12,617	432,843
Hirata Corp.	12,010	734,984
HIS Co., Ltd. *	49,252	1,168,198
Hisaka Works Ltd.	28,458	222,503
Hitachi Zosen Corp.	235,959	1,499,383
Hochiki Corp.	21,846	261,643
Hodogaya Chemical Co., Ltd.	8,194	367,630
Hogy Medical Co., Ltd.	30,568	873,658
Hokkaido Electric Power Co., Inc.	250,154	1,049,548
Hokkaido Gas Co., Ltd.	20,825	307,469
Hokuetsu Corp.	188,371	899,952
Hokuto Corp.	28,457	565,187
Hoosiers Holdings	62,707	394,347
Hoshino Resorts REIT, Inc.	149	839,121
Hosiden Corp.	79,951	767,692
Hosokawa Micron Corp.	8,858	522,135
Hulic Reit, Inc.	790	1,247,954
I'll, Inc.	24,174	378,697
I-PEX, Inc.	10,176	189,881
Ichibanya Co., Ltd.	23,409	1,055,756
Ichigo Office REIT Investment Corp.	790	649,559
Ichikoh Industries Ltd.	78,506	534,230
Ichiyoshi Securities Co., Ltd.	50,594	281,131
Icom, Inc.	12,437	315,303
Idec Corp.	37,218	607,840
IDOM, Inc.	79,002	459,004
Iino Kaiun Kaisha Ltd.	118,054	503,065
Inaba Denki Sangyo Co., Ltd.	69,301	1,643,085
Inabata & Co., Ltd.	60,246	848,782
Inageya Co., Ltd.	32,097	497,995
Ines Corp.	31,174	386,237
Infocom Corp.	27,737	684,443
Infomart Corp.	294,911	2,566,008

38
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Information Services International-Dentsu Ltd.	32,872	1,155,488
Insource Co., Ltd.	30,192	621,183
Intage Holdings, Inc.	45,457	485,973
Internet Initiative Japan, Inc.	75,820	1,565,647
Invesco Office J-Reit, Inc.	6,081	991,430
Invincible Investment Corp.	3,438	1,394,045
IR Japan Holdings Ltd.	12,230	1,483,120
Iriso Electronics Co., Ltd.	28,413	1,288,106
Iseki & Co., Ltd. *	21,778	306,004
Ishihara Sangyo Kaisha Ltd.	49,971	382,733
Istyle, Inc. *	67,960	371,886
Itochu Advance Logistics Investment Corp.	324	398,994
Itochu Enex Co., Ltd.	66,657	640,668
Itochu-Shokuhin Co., Ltd.	6,940	339,379
Iwatani Corp.	60,394	3,446,551
J Trust Co., Ltd. *	121,650	298,016
J-Oil Mills, Inc.	11,723	413,727
JAC Recruitment Co., Ltd.	21,645	328,108
Jaccs Co., Ltd.	35,959	687,858
JAFCO Group Co., Ltd.	43,158	2,629,017
Japan Display, Inc. *	910,707	401,757
Japan Elevator Service Holdings Co., Ltd.	100,084	1,988,716
Japan Excellent, Inc.	866	1,115,217
Japan Hotel REIT Investment Corp.	3,133	1,932,026
Japan Lifeline Co., Ltd.	90,983	1,118,713
Japan Material Co., Ltd.	81,604	1,034,794
Japan Medical Dynamic Marketing, Inc.	16,147	288,415
Japan Petroleum Exploration Co., Ltd.	43,461	908,871
Japan Pulp & Paper Co., Ltd.	14,384	490,763
Japan Securities Finance Co., Ltd.	111,263	628,687
Japan Transcity Corp.	64,385	316,063
JCU Corp.	30,316	977,431
JDC Corp.	55,456	285,244
Jeol Ltd.	53,237	1,988,767
JINS Holdings, Inc.	20,322	1,400,070
JM Holdings Co., Ltd.	19,658	359,985
Joshin Denki Co., Ltd.	25,579	708,500
Joyful Honda Co., Ltd.	88,109	1,111,493
JP-Holdings, Inc.	68,680	182,433
JSP Corp.	15,903	267,637
Juki Corp.	35,660	289,524
JVC Kenwood Corp.	241,190	418,811
K&O Energy Group, Inc.	20,429	271,517
Kadokawa Corp.	57,232	2,100,405
Kaga Electronics Co., Ltd.	23,772	514,978
Kamakura Shinsho Ltd. *	27,093	224,292
Kameda Seika Co., Ltd.	19,166	842,808
Kamei Corp.	29,052	317,134
Kanaden Corp.	23,063	257,386
Kanagawa Chuo Kotsu Co., Ltd.	8,646	310,003
Kanamic Network Co., Ltd.	37,112	265,086
Kanamoto Co., Ltd.	39,870	885,418
Kanematsu Corp.	110,997	1,411,685
Kanematsu Electronics Ltd.	16,749	557,304
Kansai Super Market Ltd.	24,809	248,230
Kanto Denka Kogyo Co., Ltd.	66,429	543,703
Kappa Create Co., Ltd. *	33,346	470,738
Katakura Industries Co., Ltd.	31,582	407,596
Katitas Co., Ltd.	71,244	1,946,605
Kato Sangyo Co., Ltd.	30,186	1,012,905
KAWADA TECHNOLOGIES, Inc.	5,789	258,913
Kawasaki Kisen Kaisha Ltd. *	115,285	2,169,574
Keihanshin Building Co., Ltd.	53,574	765,846
Keiyo Co., Ltd.	53,491	367,016
Kenedix Residential Next Investment Corp.	643	1,152,741
Kenedix Retail REIT Corp.	368	933,298
Kenko Mayonnaise Co., Ltd.	19,281	344,213
Security	Number of Shares	Value ($)
Key Coffee, Inc.	23,221	463,592
KFC Holdings Japan Ltd.	20,392	547,028
KH Neochem Co., Ltd.	50,221	1,151,114
Kintetsu Department Store Co., Ltd. *	11,714	362,833
Kintetsu World Express, Inc.	50,771	1,320,503
Kisoji Co., Ltd.	30,344	686,400
Kitanotatsujin Corp. (a)	88,684	514,424
Kitz Corp.	113,871	601,740
KLab, Inc. *	49,653	391,482
Koa Corp.	41,105	549,404
Koatsu Gas Kogyo Co., Ltd.	41,504	278,148
Kohnan Shoji Co., Ltd.	35,699	971,720
Kojima Co., Ltd.	29,620	167,923
Komatsu Matere Co., Ltd.	42,310	383,626
KOMEDA Holdings Co., Ltd.	42,389	756,748
Komeri Co., Ltd.	39,486	1,063,683
Komori Corp.	64,494	426,166
Konishi Co., Ltd.	32,331	498,591
Konoike Transport Co., Ltd.	42,003	407,256
Koshidaka Holdings Co., Ltd.	67,329	359,585
Kourakuen Holdings Corp. *	11,680	192,730
Kumagai Gumi Co., Ltd.	50,309	1,316,987
Kumiai Chemical Industry Co., Ltd.	139,467	1,107,463
Kura Sushi, Inc.	13,646	918,358
Kurabo Industries Ltd.	26,903	468,416
Kureha Corp.	25,014	1,648,191
Kurimoto Ltd.	16,014	256,278
KYB Corp. *	28,459	790,943
Kyodo Printing Co., Ltd.	10,604	300,085
Kyoei Steel Ltd.	29,386	388,632
Kyokuto Kaihatsu Kogyo Co., Ltd.	40,525	578,168
Kyokuyo Co., Ltd.	12,487	352,200
KYORIN Holdings, Inc.	52,752	935,811
Kyosan Electric Manufacturing Co., Ltd.	70,991	278,527
LEC, Inc.	35,527	427,498
Leopalace21 Corp. *	337,157	424,057
Life Corp.	27,011	797,349
LIFULL Co., Ltd.	89,560	340,452
Link And Motivation, Inc.	58,120	282,035
Litalico, Inc. *	12,301	443,363
M&A Capital Partners Co., Ltd. *	17,845	789,743
Macnica Fuji Electronics Holdings, Inc.	65,665	1,246,858
Macromill, Inc.	54,386	432,883
Maeda Kosen Co., Ltd.	29,198	787,091
Maezawa Kyuso Industries Co., Ltd.	12,970	281,094
Makino Milling Machine Co., Ltd.	29,673	1,114,060
Mandom Corp.	51,367	873,634
Marudai Food Co., Ltd.	31,363	490,139
Maruha Nichiro Corp.	51,731	1,196,407
Marusan Securities Co., Ltd.	85,750	465,210
Maruwa Co., Ltd.	11,104	1,052,660
Maruwa Unyu Kikan Co., Ltd.	57,454	1,044,030
Maruzen Showa Unyu Co., Ltd.	21,791	624,850
Marvelous, Inc.	48,631	397,118
Matsuda Sangyo Co., Ltd.	17,798	312,893
Matsuya Co., Ltd. *	52,383	466,107
Matsuyafoods Holdings Co., Ltd.	11,125	376,959
Max Co., Ltd.	55,061	824,830
Maxell Holdings Ltd. *	54,074	703,967
Maxvalu Tokai Co., Ltd.	15,002	355,548
MCJ Co., Ltd.	90,240	768,234
MCUBS MidCity Investment Corp. *(b)	1,152	1,138,592
Media Do Co., Ltd.	8,590	446,674
Medical Data Vision Co., Ltd.	20,976	399,871
Megachips Corp.	24,602	788,585
Meidensha Corp.	56,391	1,208,379
Meisei Industrial Co., Ltd.	62,827	455,841
Meitec Corp.	33,836	1,762,623

39
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Melco Holdings, Inc.	8,400	296,846
Menicon Co., Ltd.	35,265	2,078,695
METAWATER Co., Ltd.	28,673	543,641
Micronics Japan Co., Ltd.	43,907	686,588
Mie Kotsu Group Holdings, Inc.	83,902	381,945
Milbon Co., Ltd.	26,353	1,449,489
Mimasu Semiconductor Industry Co., Ltd.	20,418	470,875
Ministop Co., Ltd.	17,887	228,834
Mirai Corp.	1,021	428,372
Mirait Holdings Corp.	125,825	1,977,014
Miroku Jyoho Service Co., Ltd.	23,099	446,847
Mitsuba Corp. *	43,760	243,978
Mitsubishi Estate Logistics REIT Investment Corp.	229	902,760
Mitsubishi Logisnext Co., Ltd.	93,124	990,328
Mitsubishi Pencil Co., Ltd.	59,629	753,898
Mitsubishi Research Institute, Inc.	8,574	323,114
Mitsuboshi Belting Ltd.	28,864	445,124
Mitsui E&S Holdings Co., Ltd. *	108,046	464,474
Mitsui Fudosan Logistics Park, Inc.	345	1,680,636
Mitsui High-Tec, Inc.	32,539	1,293,436
Mitsui Sugar Co., Ltd.	15,916	280,853
Mitsui-Soko Holdings Co., Ltd.	29,717	604,995
Mitsuuroko Group Holdings Co., Ltd.	61,331	707,488
Mizuho Leasing Co., Ltd.	57,471	1,782,820
Mizuno Corp.	25,705	522,834
Modec, Inc.	28,840	467,763
Monex Group, Inc.	243,225	2,022,690
Monogatari Corp.	14,062	807,766
Mori Trust Hotel Reit, Inc.	256	323,424
Mori Trust Sogo REIT, Inc.	762	1,081,419
Moriroku Holdings Co., Ltd.	16,450	316,679
Morita Holdings Corp.	54,691	898,854
MOS Food Services, Inc.	33,139	954,916
MTI Ltd.	37,802	297,335
Musashi Seimitsu Industry Co., Ltd.	61,441	1,012,098
Nachi-Fujikoshi Corp.	24,242	1,025,063
Nagaileben Co., Ltd.	34,988	860,415
Nagatanien Holdings Co., Ltd.	14,177	305,789
Nextage Co., Ltd.	47,554	759,686
Nichi-iko Pharmaceutical Co., Ltd.	65,890	591,241
Nichias Corp.	76,276	1,780,537
Nichiban Co., Ltd.	18,370	315,880
Nichicon Corp.	85,970	869,060
Nichiden Corp.	18,763	371,245
Nichiha Corp.	38,383	1,077,563
Nichireki Co., Ltd.	29,846	421,889
Nihon Chouzai Co., Ltd.	18,943	273,637
Nihon Nohyaku Co., Ltd.	57,367	275,151
Nihon Parkerizing Co., Ltd.	127,419	1,286,867
Nihon Tokushu Toryo Co., Ltd.	19,460	198,545
Nihon Trim Co., Ltd.	6,159	243,377
Nikkiso Co., Ltd.	86,676	892,468
Nippn Corp.	68,917	1,027,222
Nippon Beet Sugar Manufacturing Co., Ltd.	15,877	242,462
Nippon Carbon Co., Ltd.	12,996	472,682
Nippon Ceramic Co., Ltd.	26,652	660,171
Nippon Chemi-Con Corp. *	24,263	390,567
Nippon Denko Co., Ltd.	172,087	450,650
Nippon Densetsu Kogyo Co., Ltd.	49,934	881,602
Nippon Gas Co., Ltd.	51,528	2,381,973
Nippon Holdings Co., Ltd.	70,233	1,343,485
Nippon Kanzai Co., Ltd.	23,658	463,878
Nippon Koei Co., Ltd.	19,515	518,373
Nippon Light Metal Holdings Co., Ltd.	84,849	1,672,451
Nippon Parking Development Co., Ltd.	181,690	237,046
NIPPON REIT Investment Corp.	350	1,300,920
Security	Number of Shares	Value ($)
Nippon Seiki Co., Ltd.	64,607	751,949
Nippon Sharyo Ltd. *	10,374	240,606
Nippon Sheet Glass Co., Ltd. *	130,547	660,455
Nippon Signal Company Ltd.	80,578	698,080
Nippon Soda Co., Ltd.	33,731	1,059,041
Nippon Steel Trading Corp.	20,735	725,939
Nippon Suisan Kaisha Ltd.	355,368	1,691,117
Nippon Thompson Co., Ltd.	97,388	494,527
Nippon Yakin Kogyo Co., Ltd.	19,998	383,480
Nishi-Nippon Financial Holdings, Inc.	205,811	1,344,513
Nishimatsu Construction Co., Ltd.	69,928	1,739,996
Nishimatsuya Chain Co., Ltd.	65,639	865,617
Nishio Rent All Co., Ltd.	22,966	563,911
Nissei ASB Machine Co., Ltd.	10,770	542,847
Nissha Co., Ltd.	55,367	687,021
Nissin Electric Co., Ltd.	64,835	754,603
Nissin Sugar Co., Ltd.	16,740	291,465
Nitta Corp.	25,828	560,487
Nittetsu Mining Co., Ltd.	8,568	538,817
Nitto Boseki Co., Ltd.	38,705	1,458,613
Nitto Kogyo Corp.	37,222	690,357
Nitto Kohki Co., Ltd.	15,777	258,113
Nohmi Bosai Ltd.	29,687	601,319
Nojima Corp.	45,530	1,191,028
Nomura Co., Ltd.	110,083	841,070
Noritake Co., Ltd.	18,557	636,623
Noritsu Koki Co., Ltd.	28,212	636,054
Noritz Corp.	44,338	664,612
North Pacific Bank Ltd.	386,798	874,961
NSD Co., Ltd.	96,703	1,651,957
NTN Corp. *	611,155	1,778,281
Obara Group, Inc.	15,383	549,393
Ohsho Food Service Corp.	14,418	782,204
Oiles Corp.	40,459	623,936
Okabe Co., Ltd.	57,060	407,571
Okamoto Industries, Inc.	20,236	762,601
Okamura Corp.	116,042	1,202,463
Okasan Securities Group, Inc.	221,684	817,738
Oki Electric Industry Co., Ltd.	118,525	1,160,330
Okumura Corp.	50,965	1,284,888
Okuwa Co., Ltd.	34,290	363,692
One REIT, Inc.	164	440,864
Onoken Co., Ltd.	31,678	383,561
Onward Holdings Co., Ltd. (a)	160,025	378,509
Open Door, Inc. *	19,151	442,914
Optex Group Co., Ltd.	46,485	692,868
Optim Corp. *	28,605	777,012
Optorun Co., Ltd.	13,678	311,972
Organo Corp.	9,573	539,121
Osaka Organic Chemical Industry Ltd.	22,778	726,912
Osaka Soda Co., Ltd.	28,203	677,147
Osaki Electric Co., Ltd.	61,650	337,935
OSJB Holdings Corp.	126,035	320,588
Outsourcing, Inc.	143,465	2,194,931
Oyo Corp.	23,377	273,178
Pacific Industrial Co., Ltd.	63,199	683,954
Pacific Metals Co., Ltd.	19,163	425,205
PAL GROUP Holdings Co., Ltd. *	27,288	415,698
Paramount Bed Holdings Co., Ltd.	27,901	1,106,455
Pasona Group, Inc.	27,061	454,911
PC Depot Corp.	43,278	204,732
PIA Corp. (a)	8,572	263,902
Piolax, Inc.	33,756	484,446
Plenus Co., Ltd. *	30,772	541,557
Poletowin Pitcrew Holdings, Inc.	42,614	442,779
Premier Investment Corp.	961	1,304,305
Press Kogyo Co., Ltd.	126,336	378,273
Pressance Corp.	37,762	522,444

40
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Prestige International, Inc.	122,051	850,027
Prima Meat Packers Ltd.	41,373	1,207,716
Proto Corp.	32,908	344,400
Qol Holdings Co., Ltd.	33,194	436,189
Raito Kogyo Co., Ltd.	64,291	1,065,683
Raiznext Corp.	58,795	629,119
Raksul, Inc. *	17,721	617,091
Relia, Inc.	61,165	765,854
RENOVA, Inc. *	63,694	1,960,919
Restar Holdings Corp.	33,760	630,584
Rheon Automatic Machinery Co., Ltd.	30,078	308,007
Ricoh Leasing Co., Ltd.	16,654	510,375
Riken Corp.	12,879	268,967
Riken Keiki Co., Ltd.	23,333	580,368
Riken Technos Corp.	63,348	282,432
Riken Vitamin Co., Ltd.	23,216	286,332
Ringer Hut Co., Ltd.	30,595	660,776
Riso Kagaku Corp.	30,882	371,025
Riso Kyoiku Co., Ltd.	127,510	381,788
Rock Field Co., Ltd.	27,784	393,524
Rokko Butter Co., Ltd.	16,059	248,708
Roland DG Corp.	15,680	262,265
Rorze Corp.	13,754	948,863
Round One Corp.	84,777	923,046
Royal Holdings Co., Ltd. *	35,714	639,929
RPA Holdings, Inc. *	39,896	229,550
RS Technologies Co., Ltd.	9,820	541,049
Ryobi Ltd. *	37,546	440,515
Ryoden Corp.	18,080	264,056
Ryosan Co., Ltd.	34,318	694,155
Ryoyo Electro Corp.	17,235	437,265
S Foods, Inc.	24,862	763,082
S-Pool, Inc.	77,455	719,734
Sagami Holdings Corp. *(a)	27,093	292,189
Saibu Gas Co., Ltd.	33,184	889,869
Saizeriya Co., Ltd.	35,961	750,003
Sakai Chemical Industry Co., Ltd.	20,555	370,237
Sakai Moving Service Co., Ltd.	11,795	533,620
Sakata INX Corp.	58,512	588,196
Sakata Seed Corp.	43,494	1,510,492
SAMTY Co., Ltd.	42,789	696,416
Samty Residential Investment Corp.	201	213,565
San ju San Financial Group, Inc.	34,178	433,080
San-A Co., Ltd.	25,582	995,282
San-Ai Oil Co., Ltd.	76,111	759,395
Sanei Architecture Planning Co., Ltd.	12,800	203,041
Sangetsu Corp.	82,685	1,192,080
Sanken Electric Co., Ltd.	31,698	1,606,619
Sanki Engineering Co., Ltd.	68,135	828,824
Sankyo Tateyama, Inc.	39,572	297,886
Sanshin Electronics Co., Ltd.	25,336	458,493
Sanyo Chemical Industries Ltd.	15,151	716,736
Sanyo Denki Co., Ltd.	12,351	660,791
Sanyo Electric Railway Co., Ltd.	22,568	418,146
Sanyo Special Steel Co., Ltd. *	31,238	495,516
Sato Holdings Corp.	33,217	777,890
SB Technology Corp.	13,532	376,849
SBS Holdings, Inc.	24,644	562,551
Seikagaku Corp.	53,999	510,390
Seiko Holdings Corp.	39,609	658,043
Seiren Co., Ltd.	62,912	1,072,941
Sekisui Jushi Corp.	38,873	706,749
Senko Group Holdings Co., Ltd.	150,273	1,414,716
Senshu Ikeda Holdings, Inc.	372,815	559,887
Shibaura Machine Co., Ltd.	37,032	980,893
Shibuya Corp.	28,973	882,461
SHIFT, Inc. *	15,174	1,834,439
Shikoku Chemicals Corp.	46,520	521,789
Security	Number of Shares	Value ($)
Shima Seiki Manufacturing Ltd.	41,028	884,948
Shimachu Co., Ltd. *	12,575	647,989
Shin Nippon Air Technologies Co., Ltd.	17,332	357,084
Shin-Etsu Polymer Co., Ltd.	52,077	475,116
Shindengen Electric Manufacturing Co., Ltd.	9,720	280,543
Shinko Electric Industries Co., Ltd.	94,459	2,530,373
Shinko Shoji Co., Ltd.	45,970	330,946
Shinmaywa Industries Ltd.	71,982	642,528
Shinnihon Corp.	38,429	295,774
Shinwa Co., Ltd.	15,163	284,644
Shizuoka Gas Co., Ltd.	75,697	658,636
Shoei Co., Ltd.	33,951	1,277,863
Shoei Foods Corp.	17,879	640,214
Showa Sangyo Co., Ltd.	34,619	1,018,684
Siix Corp.	49,064	832,624
Sinanen Holdings Co., Ltd.	14,682	423,069
Sinfonia Technology Co., Ltd.	35,230	429,215
Sinko Industries Ltd.	27,947	493,938
Sintokogio Ltd.	68,278	466,551
SMK Corp.	7,160	198,120
Sodick Co., Ltd.	54,333	494,168
Solasto Corp.	63,323	854,688
SOSiLA Logistics REIT, Inc.	347	436,111
Sourcenext Corp.	141,988	449,127
Sparx Group Co., Ltd.	139,020	416,251
SRA Holdings	9,407	223,123
ST Corp.	15,170	264,841
St Marc Holdings Co., Ltd.	23,202	362,817
Star Asia Investment Corp.	1,019	509,787
Star Micronics Co., Ltd.	44,469	641,950
Starts Corp., Inc.	43,219	1,128,951
Starts Proceed Investment Corp.	146	295,453
Starzen Co., Ltd.	11,221	447,618
Stella Chemifa Corp.	13,654	407,544
Strike Co., Ltd.	19,661	831,357
Studio Alice Co., Ltd.	11,980	228,041
Sumida Corp.	28,480	253,952
Sumitomo Densetsu Co., Ltd.	20,529	463,608
Sumitomo Mitsui Construction Co., Ltd.	211,389	916,667
Sumitomo Riko Co., Ltd.	52,322	301,537
Sumitomo Seika Chemicals Co., Ltd.	12,533	456,430
Sun Frontier Fudousan Co., Ltd.	40,429	361,258
Suruga Bank Ltd.	257,898	854,496
SWCC Showa Holdings Co., Ltd.	29,411	451,075
Systena Corp.	94,608	1,659,680
T Hasegawa Co., Ltd.	30,747	534,768
T-Gaia Corp.	28,267	483,144
Tachi-S Co., Ltd.	38,798	384,193
Tachibana Eletech Co., Ltd.	26,208	380,550
Tadano Ltd.	164,537	1,552,090
Taihei Dengyo Kaisha Ltd.	22,145	552,274
Taikisha Ltd.	40,312	1,063,232
Taiko Pharmaceutical Co., Ltd. (a)	38,312	455,975
Taisei Lamick Co., Ltd.	8,458	225,303
Taiyo Holdings Co., Ltd.	24,145	1,253,256
Takamatsu Construction Group Co., Ltd.	21,242	418,898
Takara Leben Co., Ltd.	107,065	345,695
Takara Leben Real Estate Investment Corp.	276	277,192
Takara Standard Co., Ltd.	65,949	922,320
Takasago International Corp.	21,119	508,252
Takasago Thermal Engineering Co., Ltd.	81,403	1,204,159
Takeuchi Manufacturing Co., Ltd.	48,964	1,238,577
Taki Chemical Co., Ltd.	6,764	381,562
Takuma Co., Ltd.	102,163	2,004,136
Tama Home Co., Ltd.	20,573	351,637
Tamron Co., Ltd.	18,553	333,654

41
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tamura Corp.	106,424	527,425
Tanseisha Co., Ltd.	45,683	352,463
Tatsuta Electric Wire & Cable Co., Ltd.	43,474	253,809
Tayca Corp.	24,289	317,576
TechMatrix Corp.	31,828	491,730
Teikoku Electric Manufacturing Co., Ltd.	21,750	239,262
Teikoku Sen-I Co., Ltd.	29,728	600,196
Tekken Corp.	18,679	333,992
Tenma Corp.	18,753	374,567
The Aichi Bank Ltd.	11,662	319,298
The Akita Bank Ltd.	24,350	323,402
The Aomori Bank Ltd.	27,591	617,133
The Awa Bank Ltd.	51,823	1,087,631
The Bank of Iwate Ltd.	24,054	470,965
The Bank of Nagoya Ltd.	23,752	635,824
The Bank of Okinawa Ltd.	30,300	786,082
The Bank of Saga Ltd.	12,400	163,409
The Chukyo Bank Ltd.	16,575	276,146
The Ehime Bank Ltd.	51,367	467,674
The Fukui Bank Ltd.	30,526	533,503
The Hokkoku Bank Ltd.	33,072	817,022
The Hyakugo Bank Ltd.	332,682	943,026
The Hyakujushi Bank Ltd.	35,995	526,715
The Japan Steel Works Ltd.	88,030	2,247,434
The Japan Wool Textile Co., Ltd.	89,441	758,914
The Juroku Bank Ltd.	49,559	916,846
The Keiyo Bank Ltd.	152,312	614,738
The Kiyo Bank Ltd.	90,830	1,227,663
The Michinoku Bank Ltd.	23,214	227,695
The Miyazaki Bank Ltd.	21,853	460,894
The Musashino Bank Ltd.	45,758	676,449
The Nanto Bank Ltd.	44,955	764,581
The Nippon Road Co., Ltd.	8,114	607,750
The Nisshin Oillio Group Ltd.	30,586	904,317
The Ogaki Kyoritsu Bank Ltd.	55,713	1,052,136
The Oita Bank Ltd.	22,178	437,565
The Okinawa Electric Power Co., Inc.	62,867	840,862
The Pack Corp.	15,224	368,668
The San-In Godo Bank Ltd.	215,007	978,772
The Shibusawa Warehouse Co., Ltd.	13,239	274,870
The Shikoku Bank Ltd.	51,790	360,206
The Shimizu Bank Ltd.	15,511	238,765
The Sumitomo Warehouse Co., Ltd.	75,308	1,034,831
The Tochigi Bank Ltd.	141,938	233,144
The Toho Bank Ltd.	269,574	536,415
The Towa Bank Ltd.	50,266	321,299
The Yamagata Bank Ltd.	43,739	441,742
The Yamanashi Chuo Bank Ltd.	43,298	350,318
TKC Corp.	20,316	1,205,154
Toa Corp.	24,518	521,474
Toa Corp. Hyogo	30,269	260,244
Toagosei Co., Ltd.	171,234	1,862,777
TOC Co., Ltd.	73,075	528,823
Tocalo Co., Ltd.	72,948	904,489
Toei Co., Ltd.	9,193	1,831,007
Toenec Corp.	10,336	347,314
Toho Co., Ltd.	13,592	229,383
Toho Holdings Co., Ltd.	76,076	1,314,585
Toho Titanium Co., Ltd.	48,453	434,776
Toho Zinc Co., Ltd. *	17,675	378,418
Tokai Corp.	25,879	515,928
TOKAI Holdings Corp.	158,558	1,364,724
Tokai Tokyo Financial Holdings, Inc.	312,812	1,059,932
Token Corp.	10,612	832,704
Tokushu Tokai Paper Co., Ltd.	11,750	510,078
Tokyo Dome Corp. *	19,820	241,099
Tokyo Electron Device Ltd.	9,179	311,021
Tokyo Energy & Systems, Inc.	25,100	213,918
Security	Number of Shares	Value ($)
Tokyo Kiraboshi Financial Group, Inc.	38,480	439,555
Tokyo Seimitsu Co., Ltd.	53,437	2,322,257
Tokyo Steel Manufacturing Co., Ltd.	119,034	784,324
Tokyotokeiba Co., Ltd.	21,466	1,003,385
Tokyu Construction Co., Ltd.	98,962	493,231
Tokyu REIT, Inc.	600	1,021,025
Tomoku Co., Ltd.	11,480	189,106
TOMONY Holdings, Inc.	211,922	602,707
Tomy Co., Ltd.	129,789	1,202,382
Tonami Holdings Co., Ltd.	9,097	444,006
Topcon Corp.	148,816	1,870,327
Toppan Forms Co., Ltd.	53,968	515,669
Topre Corp.	57,724	822,461
Topy Industries Ltd. *	29,942	390,084
Toridoll Holdings Corp.	61,260	872,843
Torii Pharmaceutical Co., Ltd.	16,559	465,809
Torishima Pump Manufacturing Co., Ltd.	30,169	233,049
Tosei Corp.	35,817	336,184
Tosho Co., Ltd.	22,611	417,457
Totetsu Kogyo Co., Ltd.	38,901	936,925
Towa Corp.	34,532	638,521
Towa Pharmaceutical Co., Ltd.	32,310	635,646
Toyo Construction Co., Ltd.	88,614	453,300
Toyo Corp.	32,128	317,541
Toyo Ink SC Holdings Co., Ltd.	54,924	974,857
Toyo Kanetsu KK	10,881	272,076
Toyo Tanso Co., Ltd.	20,196	358,273
TPR Co., Ltd.	39,269	542,188
Trancom Co., Ltd.	8,767	669,827
Transcosmos, Inc.	38,807	972,907
Tri Chemical Laboratories, Inc.	35,916	1,281,029
Trusco Nakayama Corp.	53,764	1,281,273
TSI Holdings Co., Ltd. *	105,884	260,387
Tsubaki Nakashima Co., Ltd.	56,645	692,245
Tsubakimoto Chain Co.	46,947	1,270,839
Tsugami Corp.	65,434	941,527
Tsukishima Kikai Co., Ltd.	47,213	547,288
Tsukui Holdings Corp.	69,299	601,016
Tsurumi Manufacturing Co., Ltd.	30,042	487,259
UACJ Corp.	38,329	884,294
Uchida Yoko Co., Ltd.	11,984	505,614
Union Tool Co.	12,513	395,803
Unipres Corp.	51,509	442,376
United Arrows Ltd.	35,366	668,548
United Super Markets Holdings, Inc.	79,554	794,495
Unitika Ltd. *	84,043	336,835
UT Group Co., Ltd. *	39,448	1,247,792
V Technology Co., Ltd.	11,946	601,000
Valor Holdings Co., Ltd.	54,391	1,149,185
Valqua Ltd.	21,451	411,946
ValueCommerce Co., Ltd.	22,621	615,952
Vector, Inc. *	30,733	330,003
Vision, Inc./Tokyo Japan *	35,655	403,604
Vital KSK Holdings, Inc.	45,284	333,233
VT Holdings Co., Ltd.	142,607	560,844
W-Scope Corp. *	50,807	361,477
Wacom Co., Ltd.	201,682	1,457,623
Wakita & Co., Ltd.	59,703	525,077
Warabeya Nichiyo Holdings Co., Ltd.	18,052	266,019
WATAMI Co., Ltd.	25,722	243,603
WDB Holdings Co., Ltd.	11,410	270,417
Weathernews, Inc.	8,410	390,346
World Co., Ltd.	24,990	314,779
World Holdings Co., Ltd.	14,904	348,189
Xebio Holdings Co., Ltd.	30,481	257,775
YA-MAN Ltd.	36,428	565,191
Yahagi Construction Co., Ltd.	32,195	248,398
YAKUODO Holdings Co., Ltd.	15,026	361,617

42
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
YAMABIKO Corp.	49,005	511,025
Yamashin-Filter Corp.	56,607	451,623
Yamazen Corp.	92,502	823,089
Yellow Hat Ltd.	42,025	657,553
Yodogawa Steel Works Ltd.	38,992	802,970
Yokogawa Bridge Holdings Corp.	43,298	786,793
Yokohama Reito Co., Ltd.	50,745	417,715
Yokowo Co., Ltd.	25,858	686,133
Yomiuri Land Co., Ltd.	1,120	63,390
Yondoshi Holdings, Inc.	28,932	500,757
Yonex Co., Ltd.	55,672	326,591
Yorozu Corp.	26,324	304,157
Yoshinoya Holdings Co., Ltd. *(a)	88,814	1,749,771
Yuasa Trading Co., Ltd.	21,252	586,654
Yurtec Corp.	46,870	345,344
Yushin Precision Equipment Co., Ltd.	25,720	224,513
Zenrin Co., Ltd.	48,038	592,923
ZERIA Pharmaceutical Co., Ltd.	54,203	1,015,988
ZIGExN Co., Ltd.	81,125	333,516
Zojirushi Corp.	62,585	1,009,208
Zuiko Corp.	23,296	229,811
Zuken, Inc.	20,058	499,285
		555,441,078

Netherlands 1.7%
Accell Group N.V. *	29,389	1,091,574
AMG Advanced Metallurgical Group N.V.	39,349	1,444,795
APERAM S.A.	64,233	2,705,421
Arcadis N.V. *	101,662	3,484,741
B&S Group Sarl *	35,969	357,132
Basic-Fit N.V *	57,837	2,474,640
BE Semiconductor Industries N.V.	98,434	7,453,111
Boskalis Westminster *	114,703	3,547,491
Brunel International N.V. *	28,377	310,685
Corbion N.V.	82,873	4,737,848
Eurocommercial Properties N.V. *	69,571	1,486,237
Flow Traders	38,528	1,579,731
ForFarmers N.V.	42,207	279,720
Fugro N.V. CVA *	116,034	1,237,298
Intertrust N.V. *	123,667	2,026,444
Koninklijke BAM Groep N.V. *	367,191	991,229
NSI N.V.	26,522	1,075,226
OCI N.V. *	135,789	2,933,808
PostNL N.V. *	662,396	2,832,549
SBM Offshore N.V.	216,559	3,860,089
Sligro Food Group N.V. *	49,142	1,181,041
TKH Group N.V.	59,349	2,976,602
TomTom N.V. *	98,352	928,774
Vastned Retail N.V.	23,373	687,976
Wereldhave N.V. *(a)	56,116	945,417
		52,629,579

New Zealand 1.0%
Argosy Property Ltd.	1,152,425	1,248,513
Arvida Group Ltd.	779,304	963,274
Chorus Ltd.	623,036	3,574,244
EBOS Group Ltd.	134,383	2,779,845
Freightways Ltd.	218,469	1,683,797
Genesis Energy Ltd.	736,985	1,872,836
Goodman Property Trust	1,537,103	2,458,780
Heartland Group Holdings Ltd.	577,451	793,544
Infratil Ltd.	724,026	3,874,592
Kathmandu Holdings Ltd. *	886,360	824,924
Oceania Healthcare Ltd.	486,591	513,010
Precinct Properties New Zealand Ltd.	1,560,249	1,849,165
Pushpay Holdings Ltd. *	999,278	1,242,443
Security	Number of Shares	Value ($)
Restaurant Brands New Zealand Ltd. *	50,080	445,697
Scales Corp., Ltd.	155,620	520,496
SKY Network Television Ltd. *	2,295,376	277,049
Summerset Group Holdings Ltd.	316,683	2,958,843
Synlait Milk Ltd. *	143,556	419,606
Tourism Holdings Ltd. *	207,595	339,620
Vector Ltd.	342,904	997,302
Vista Group International Ltd. *	310,579	383,897
Vital Healthcare Property Trust	539,788	1,204,913
Z Energy Ltd. *	645,480	1,281,266
		32,507,656

Norway 2.0%
Atea A.S.A. *	119,873	2,046,137
Austevoll Seafood A.S.A.	127,748	1,475,955
Bakkafrost P/F *	71,764	5,133,143
Bonheur A.S.A.	28,751	759,504
Borregaard A.S.A.	139,935	2,661,560
BW LPG Ltd.	116,900	699,065
BW Offshore Ltd.	121,089	495,492
DNO A.S.A. *	689,044	651,439
Elkem A.S.A.	350,333	1,239,915
Entra A.S.A.	241,591	5,060,731
Frontline Ltd.	123,708	841,766
Grieg Seafood A.S.A. *	78,026	748,368
Kongsberg Gruppen A.S.A.	105,746	2,173,368
NEL A.S.A. *	1,907,153	5,585,044
Nordic Semiconductor A.S.A. *	219,303	4,158,405
Norway Royal Salmon A.S.A.	22,373	519,577
Norwegian Finans Holding A.S.A. *	217,905	1,935,640
Ocean Yield A.S.A.	75,374	241,123
Sbanken A.S.A. *	110,389	1,061,334
Scatec A.S.A.	162,400	4,733,210
SpareBank 1 Oestlandet	38,430	452,485
SpareBank 1 SMN	180,548	2,096,470
SpareBank 1 SR-Bank A.S.A. *	249,304	2,891,950
Stolt-Nielsen Ltd.	36,944	493,330
Storebrand A.S.A. *	661,369	5,690,600
Subsea 7 S.A. *	328,590	3,448,440
TGS Nopec Geophysical Co. A.S.A.	161,370	2,547,405
Veidekke A.S.A.	151,372	1,986,186
Wallenius Wilhelmsen A.S.A. *	152,324	421,845
		62,249,487

Poland 0.5%
Alior Bank S.A. *	136,962	800,857
AmRest Holdings SE *	99,516	853,613
Asseco Poland S.A.	83,256	1,488,630
Bank Handlowy w Warszawie S.A. *	44,922	470,350
Bank Millennium S.A. *	845,513	937,038
CCC S.A. *	39,431	1,006,524
Ciech S.A. *	36,752	336,953
Enea S.A. *	287,897	503,943
Eurocash S.A. *	125,446	432,770
Grupa Azoty S.A. *	64,589	521,075
Jastrzebska Spolka Weglowa S.A. *	74,852	708,972
Kernel Holding S.A.	74,991	1,101,269
KRUK S.A. *	23,238	1,127,337
mBank S.A. *	18,073	1,075,219
Orange Polska S.A. *	946,425	1,604,562
Tauron Polska Energia S.A. *	1,378,811	947,636
Warsaw Stock Exchange	40,085	479,432
		14,396,180

43
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Portugal 0.3%
Altri, SGPS, S.A.	97,365	714,408
Banco Comercial Portugues S.A. *	10,851,822	1,543,752
Corticeira Amorim SGPS S.A.	45,989	611,803
CTT-Correios de Portugal S.A. *	231,608	702,814
Mota-Engil, SGPS, S.A. *(a)	123,707	219,828
NOS, SGPS S.A.	312,501	1,052,216
REN - Redes Energeticas Nacionais, SGPS, S.A.	534,726	1,473,344
Semapa-Sociedade de Investimento e Gestao	30,672	443,033
Sonae, SGPS, S.A.	1,361,802	1,124,010
The Navigator Co. S.A. *	411,524	1,404,616
		9,289,824

Republic of Korea 6.2%
AbClon, Inc. *	18,161	450,994
ABLBio, Inc. *	33,194	599,767
Ace Technologies Corp. *	40,617	804,387
Advanced Process Systems Corp. *	16,270	408,379
AfreecaTV Co., Ltd.	9,746	632,384
Ahnlab, Inc.	8,469	661,841
Amicogen, Inc. *	23,051	582,687
Ananti, Inc. *	61,794	399,860
Anterogen Co., Ltd. *	7,145	389,207
Aprogen pharmaceuticals, Inc. *	288,607	288,992
Asiana Airlines, Inc. *	49,226	648,460
BH Co., Ltd.	31,458	505,400
Binex Co., Ltd. *	31,822	770,412
Binggrae Co., Ltd. *	7,218	373,910
Bukwang Pharmaceutical Co., Ltd.	52,284	1,296,048
Cafe24 Corp. *	15,298	444,575
Cellivery Therapeutics, Inc. *	17,262	1,737,723
Chabiotech Co., Ltd. *	56,294	959,528
Chong Kun Dang Pharmaceutical Corp. *	10,398	1,582,606
Chongkundang Holdings Corp. *	4,797	441,913
Chunbo Co., Ltd.	6,259	892,472
CJ CGV Co., Ltd. *	29,166	726,879
CMG Pharmaceutical Co., Ltd. *	138,933	544,108
Com2uSCorp	13,603	1,675,706
Cosmax, Inc. *	9,306	865,578
CrystalGenomics, Inc. *	46,054	549,287
Cuckoo Homesys Co., Ltd. *	8,044	290,329
CUROCOM Co., Ltd. *	128,609	160,260
Daea TI Co., Ltd.	84,783	393,918
Daeduck Electronics Co., Ltd. / New	44,343	576,242
Daesang Corp. *	26,423	586,786
Daewoong Co., Ltd. *	28,639	931,692
Daewoong Pharmaceutical Co., Ltd. *	6,061	730,988
Daishin Securities Co., Ltd. *	56,418	698,006
Daou Technology, Inc.	33,086	801,014
Dawonsys Co., Ltd.	28,921	510,976
DB HiTek Co., Ltd.	49,593	2,489,582
Dentium Co., Ltd. *	9,212	501,802
DIO Corp. *	16,252	564,155
Dong-A Socio Holdings Co., Ltd.	4,335	447,583
Dong-A ST Co., Ltd. *	6,100	445,759
Dongjin Semichem Co., Ltd. *	40,367	1,103,041
DongKook Pharmaceutical Co., Ltd.	32,208	821,326
Dongkuk Steel Mill Co., Ltd.	75,159	601,406
Dongsung Pharmaceutical Co., Ltd. *	24,528	276,172
Dongwon F&B Co., Ltd.	1,574	277,394
Dongwon Industries Co., Ltd.	1,980	457,330
Doosan Co., Ltd.	8,265	343,180
Doosan Fuel Cell Co., Ltd. *	41,387	1,841,878
DoubleUGames Co., Ltd.	12,234	602,172
Security	Number of Shares	Value ($)
Duk San Neolux Co., Ltd. *	15,651	589,263
Duzone Bizon Co., Ltd.	25,617	2,508,118
Ecopro BM Co., Ltd.	12,158	1,756,336
Ecopro Co., Ltd.	26,552	1,519,621
Enzychem Lifesciences Corp. *	8,950	708,193
Eo Technics Co., Ltd. *	11,329	1,020,467
Eugene Investment & Securities Co., Ltd. *	79,919	267,108
Eugene Technology Co., Ltd.	21,402	776,263
Eutilex Co., Ltd. *	12,757	421,259
F&F Co., Ltd. *	9,069	1,122,021
Feelux Co., Ltd. *	104,545	406,176
Foosung Co., Ltd. *	77,135	693,425
G-treeBNT Co., Ltd. *	28,530	495,180
GemVax & Kael Co., Ltd. *	47,544	996,583
GeneOne Life Science, Inc. *	56,310	706,694
Genexine, Inc. *	25,678	2,198,686
GOLFZON Co., Ltd. *	3,523	196,924
Grand Korea Leisure Co., Ltd. *	26,152	371,272
Green Cross Cell Corp.	8,250	300,701
Green Cross Corp.	7,613	2,564,771
Green Cross Holdings Corp.	38,912	1,284,945
GS Home Shopping, Inc.	3,995	483,596
Halla Holdings Corp.	9,266	343,094
Hana Tour Service, Inc. *	12,905	771,888
Hanall Biopharma Co., Ltd. *	52,584	1,032,022
Hancom, Inc. *	22,586	350,802
Handsome Co., Ltd.	18,686	617,877
Hanil Cement Co., Ltd.	3,115	321,620
Hanjin Transportation Co., Ltd. *	20,913	787,379
Hankook & Co. Co., Ltd.	31,532	484,136
Hansae Co., Ltd.	23,882	437,890
Hansol Chemical Co., Ltd.	11,872	2,578,343
Hansol Paper Co., Ltd.	21,547	251,238
Hansol Technics Co., Ltd. *	33,815	286,532
Hanwha General Insurance Co., Ltd. *	120,649	405,922
Hanwha Investment & Securities Co., Ltd. *	145,184	359,245
Harim Holdings Co., Ltd.	41,291	319,008
HDC Holdings Co., Ltd. *	51,037	497,423
HLB Life Science Co., Ltd. *	48,668	788,391
HMM Co., Ltd. *	387,684	6,556,294
HS Industries Co., Ltd. *	57,667	397,279
Huchems Fine Chemical Corp.	29,839	608,200
Hugel, Inc. *	9,552	1,462,344
Huons Co., Ltd.	12,691	628,055
Hyosung Advanced Materials Corp. *	4,382	1,140,841
Hyosung Chemical Corp. *	3,203	645,732
Hyosung Corp. *	11,719	835,507
Hyosung Heavy Industries Corp. *	9,400	605,750
Hyosung TNC Co., Ltd.	4,230	1,547,423
Hyundai Bioland Co., Ltd.	14,897	297,012
Hyundai Bioscience Co., Ltd. *	47,355	2,305,579
Hyundai Construction Equipment Co., Ltd. *	18,604	620,133
Hyundai Electric & Energy System Co., Ltd. *	34,120	536,020
Hyundai Elevator Co., Ltd. *	31,389	1,204,153
Hyundai Greenfood Co., Ltd.	81,526	657,433
Hyundai Home Shopping Network Corp.	7,623	539,411
Hyundai Rotem Co., Ltd. *	67,246	1,173,139
i-SENS, Inc.	12,351	264,389
ICD Co., Ltd.	16,389	250,175
Iljin Materials Co., Ltd. *	24,439	1,520,504
Ilyang Pharmaceutical Co., Ltd.	17,960	831,259
iMarketKorea, Inc.	26,874	205,950
InBody Co., Ltd. *	18,058	298,154
Innocean Worldwide, Inc.	15,113	831,316
Innox Advanced Materials Co., Ltd. *	7,954	335,576

44
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Inscobee, Inc. *	134,338	346,756
Insun ENT Co., Ltd. *	39,412	438,496
Interflex Co., Ltd. *	15,007	173,646
INTOPS Co., Ltd.	18,906	508,199
iNtRON Biotechnology, Inc. *	34,463	601,224
IS Dongseo Co., Ltd. *	19,010	908,622
ITM Semiconductor Co., Ltd.	9,871	402,396
JB Financial Group Co., Ltd.	200,948	1,042,748
Jeil Pharmaceutical Co., Ltd. *	9,893	373,354
JR Reit XXVII	136,651	630,042
Jusung Engineering Co., Ltd. *	46,918	423,870
JW Holdings Corp.	52,724	227,603
JW Pharmaceutical Corp.	17,590	456,385
JYP Entertainment Corp. *	39,792	1,292,753
KC Co., Ltd.	10,400	256,876
KC Tech Co., Ltd.	12,795	285,282
KCC Glass Corp.	15,730	618,839
KEPCO Engineering & Construction Co., Inc. *	16,846	262,399
KH Vatec Co., Ltd. *	21,665	364,458
KIWOOM Securities Co., Ltd. *	15,490	1,778,558
KMW Co., Ltd. *	41,908	2,312,680
Koh Young Technology, Inc. *	16,821	1,548,101
Kolmar Korea Co., Ltd. *	20,279	1,037,866
Kolmar Korea Holdings Co., Ltd. *	11,767	285,927
Kolon Industries, Inc.	25,042	1,225,910
Komipharm International Co., Ltd. *	48,427	435,347
Korea Asset In Trust Co., Ltd.	78,449	270,923
Korea Electric Terminal Co., Ltd.	10,516	744,123
Korea Line Corp. *	173,583	509,084
Korea PetroChemical Ind Co., Ltd. *	4,064	1,314,877
Korea Real Estate Investment & Trust Co., Ltd.	269,867	504,424
Korean Reinsurance Co.	112,698	788,435
Kuk-il Paper Manufacturing Co., Ltd. *	134,992	516,658
Kumho Industrial Co., Ltd. *	36,865	286,783
Kumho Tire Co., Inc. *	181,814	643,267
Kwang Dong Pharmaceutical Co., Ltd.	44,044	345,766
L&C Bio Co., Ltd.	16,388	452,183
L&F Co., Ltd.	24,219	1,530,529
LEENO Industrial, Inc.	12,548	1,789,221
LegoChem Biosciences, Inc. *	22,225	1,062,290
LF Corp.	23,307	320,510
LG Hausys Ltd.	8,759	557,426
LG International Corp.	34,996	850,370
LIG Nex1 Co., Ltd.	14,121	465,044
LOTTE Himart Co., Ltd.	15,271	509,033
LOTTE Reit Co., Ltd.	152,907	679,814
Lotte Tour Development Co., Ltd. *	43,010	832,637
LS Electric Co., Ltd.	20,638	1,056,239
Maeil Dairies Co., Ltd. *	3,685	234,515
Mcnex Co., Ltd.	15,836	766,781
Medipost Co., Ltd. *	20,162	612,846
MedPacto, Inc. *	17,486	1,354,056
Meritz Financial Group, Inc.	37,776	411,888
Meritz Fire & Marine Insurance Co., Ltd.	76,768	1,100,102
Meritz Securities Co., Ltd.	435,824	1,458,565
Mezzion Pharma Co., Ltd. *	6,903	929,616
Mirae Asset Life Insurance Co., Ltd.	102,875	366,266
Modetour Network, Inc. *	19,568	410,170
Namhae Chemical Corp. *	24,809	188,800
Namsun Aluminum Co., Ltd. *	79,715	295,517
Naturecell Co., Ltd. *	61,000	434,900
Neowiz *	16,925	335,186
NEPES Corp. *	26,426	929,085
Nexen Tire Corp. *	45,147	338,351
NHN KCP Corp. *	19,828	819,769
NICE Holdings Co., Ltd. *	27,246	411,055
Security	Number of Shares	Value ($)
NICE Information Service Co., Ltd. *	47,156	921,294
NKMax Co., Ltd. *	38,855	689,949
NS Shopping Co., Ltd.	21,399	210,466
OptoElectronics Solutions Co., Ltd.	10,554	430,708
Orion Holdings Corp.	26,944	329,755
Oscotec, Inc. *	32,202	1,004,611
Osstem Implant Co., Ltd.	14,170	916,919
Pan Ocean Co., Ltd.	264,862	1,348,474
Partron Co., Ltd.	53,120	529,545
Pearl Abyss Corp. *	8,490	2,186,921
Peptron, Inc. *	25,131	319,869
Pharmicell Co., Ltd. *	73,135	1,044,786
PI Advanced Materials Co., Ltd.	18,207	691,979
Poongsan Corp.	24,759	806,568
Posco ICT Co., Ltd.	75,922	506,147
RFHIC Corp.	22,044	743,629
S&S Tech Corp.	19,959	609,340
S&T Motiv Co., Ltd.	10,249	571,974
Sam Chun Dang Pharm Co., Ltd. *	18,261	1,069,492
Samchully Co., Ltd. *	2,862	213,981
Samsung Pharmaceutical Co., Ltd. *	74,686	478,629
Samwha Capacitor Co., Ltd.	9,766	590,219
Samyang Corp.	6,013	293,291
Samyang Holdings Corp.	8,325	632,804
Sangsangin Co., Ltd. *	54,123	298,194
Sebang Global Battery Co., Ltd.	12,946	1,039,367
Seegene, Inc.	20,285	2,247,871
Seobu T&D	33,694	228,525
Seoul Semiconductor Co., Ltd.	49,997	881,122
SFA Engineering Corp.	25,293	955,663
SFA Semicon Co., Ltd. *	100,868	780,190
Shin Poong Pharmaceutical Co., Ltd.	45,921	3,425,171
Shinsegae International, Inc.	3,318	559,645
Silicon Works Co., Ltd.	12,456	711,771
SK Chemicals Co., Ltd.	12,958	4,348,167
SK Discovery Co., Ltd.	15,564	905,995
SK Gas Ltd.	4,185	341,207
SK Materials Co., Ltd.	6,424	1,749,661
SK Securities Co., Ltd. *	526,555	388,062
SL Corp. *	23,163	488,619
SM Entertainment Co., Ltd. *	23,511	628,843
Songwon Industrial Co., Ltd.	21,706	355,488
Soulbrain Co., Ltd.	5,734	1,581,124
Soulbrain Holdings Co., Ltd. *	6,658	260,453
ST Pharm Co., Ltd. *	12,784	887,541
STCUBE *	37,884	352,370
Studio Dragon Corp. *	8,370	716,684
Sungwoo Hitech Co., Ltd.	56,866	331,022
Taekwang Industrial Co., Ltd. *	740	620,454
Taeyoung Engineering & Construction Co., Ltd.	28,138	296,783
Taihan Electric Wire Co., Ltd. *	339,729	296,639
Telcon RF Pharmaceutical, Inc. *	96,568	424,607
TES Co., Ltd.	17,607	485,035
Tokai Carbon Korea Co., Ltd.	5,839	786,849
Tongyang, Inc. *	238,813	264,639
Toptec Co., Ltd.	30,570	341,481
TY Holdings Co., Ltd. *	31,870	694,984
Vidente Co., Ltd. *	35,825	334,813
Vieworks Co., Ltd.	10,944	308,789
Webzen, Inc. *	21,798	700,408
Wemade Co., Ltd.	11,260	381,848
Wonik Holdings Co., Ltd. *	47,313	259,411
WONIK IPS Co., Ltd.	48,145	2,131,921
YG Entertainment, Inc. *	14,902	606,161
Youlchon Chemical Co., Ltd.	20,614	421,087
Young Poong Corp. *	670	369,737
Youngone Corp. *	41,866	1,565,084

45
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Youngone Holdings Co., Ltd. *	7,633	277,193
Yuanta Securities Korea Co., Ltd. *	112,317	305,410
Yungjin Pharmaceutical Co., Ltd. *	129,659	744,371
Yuyang DNU Co., Ltd. *(b)	64,139	17,412
Zinus, Inc.	10,474	870,736
		194,779,532

Singapore 0.9%
AEM Holdings Ltd.	290,028	879,005
AIMS APAC REIT	793,748	770,050
ARA LOGOS Logistics Trust	1,781,200	964,476
Ascendas India Trust	1,219,251	1,375,405
Asian Pay Television Trust	2,484,039	203,625
Best World International Ltd. (b)	321,868	—
CapitaLand China Trust	1,098,265	1,115,032
CDL Hospitality Trusts	1,087,555	981,474
China Hongxing Sports Ltd. *(b)	884,000	—
COSCO Shipping International Singapore Co., Ltd. *	1,294,560	262,865
Cromwell European Real Estate Investment Trust	1,895,380	1,058,282
Eagle Hospitality Trust *(b)	940,343	43,801
ESR-REIT	3,437,304	995,234
Far East Hospitality Trust	1,333,842	571,776
First Real Estate Investment Trust	1,615,092	248,999
First Resources Ltd.	750,350	818,235
Frasers Centrepoint Trust	1,514,575	2,870,368
Frasers Hospitality Trust	1,053,508	392,184
Keppel Infrastructure Trust	4,927,216	2,019,503
Keppel Pacific Oak US REIT	1,071,071	728,328
Lendlease Global Commercial REIT	1,274,350	737,948
Manulife US Real Estate Investment Trust	2,030,764	1,340,304
OUE Commercial Real Estate Investment Trust	3,056,208	850,415
Parkway Life Real Estate Investment Trust	536,304	1,657,674
Prime US REIT	830,182	664,146
Raffles Medical Group Ltd.	1,357,680	1,123,147
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,429,460	403,134
Sheng Siong Group Ltd.	574,378	673,858
Silverlake Axis Ltd.	1,096,365	197,885
Soilbuild Business Space REIT	1,429,923	569,947
SPH REIT	811,859	503,710
Starhill Global REIT	1,907,479	745,949
Thomson Medical Group Ltd. *	9,329,579	834,940
Yoma Strategic Holdings Ltd. *	1,756,345	235,113
		26,836,812

Spain 1.6%
Acerinox S.A.	238,845	2,795,313
Aedas Homes S.A. *	28,753	666,598
Almirall S.A.	103,210	1,384,303
Applus Services S.A. *	200,303	2,073,880
Atresmedia Corp de Medios de Comunicaion S.A. *	105,414	441,433
Banco de Sabadell S.A.	7,928,817	4,009,357
Cia de Distribucion Integral Logista Holdings S.A.	87,544	1,702,300
Cie Automotive S.A.	75,390	2,082,731
Construcciones y Auxiliar de Ferrocarriles S.A.	27,009	1,203,155
Distribuidora Internacional de Alimentacion S.A. *	2,247,993	330,162
Ebro Foods S.A.	107,498	2,327,782
Ence Energia y Celulosa S.A. *	171,173	883,229
Security	Number of Shares	Value ($)
Euskaltel S.A.	134,989	1,353,398
Faes Farma S.A.	425,604	1,895,915
Fluidra S.A.	121,661	3,293,088
Gestamp Automocion S.A. *	216,801	1,184,715
Global Dominion Access S.A. *	167,124	812,435
Indra Sistemas S.A. *	170,495	1,505,538
Lar Espana Real Estate Socimi S.A.	83,260	503,789
Let's GOWEX S.A. *(b)	5,361	—
Liberbank S.A. *	1,895,864	593,710
Mediaset Espana Comunicacion S.A. *	212,665	1,282,920
Melia Hotels International S.A. *	142,383	1,209,771
Metrovacesa S.A. *	60,193	458,831
Neinor Homes S.A. *	103,682	1,323,934
Pharma Mar S.A.	19,444	2,586,683
Promotora de Informaciones S.A., Class A *	584,602	709,590
Prosegur Cash S.A.	565,617	542,371
Prosegur Cia de Seguridad S.A.	327,965	1,016,706
Sacyr S.A.	516,235	1,310,860
Solaria Energia y Medio Ambiente S.A. *	85,379	1,927,574
Tecnicas Reunidas S.A. *	42,247	619,968
Unicaja Banco S.A. *	1,194,253	1,052,398
Viscofan S.A.	55,048	3,892,105
		48,976,542

Sweden 5.3%
AAK AB	243,358	5,242,274
Adapteo Oyj *	63,028	712,058
AddTech AB, B shares	267,329	3,914,414
AF Poyry AB *	137,221	3,753,930
Annehem Fastigheter AB, B Shares *	59,614	193,034
Arjo AB, B Shares	314,799	2,299,130
Atrium Ljungberg AB, B Shares	65,537	1,245,188
Attendo AB *	157,367	866,632
Avanza Bank Holding AB	172,958	5,448,112
Axfood AB	149,634	3,584,048
Beijer Ref AB	114,952	4,890,876
Betsson AB *	165,695	1,356,119
Bilia AB, A Shares *	108,922	1,467,836
BillerudKorsnas AB	247,219	4,551,424
Biotage AB *	93,974	1,701,580
Bonava AB, B Shares *	122,901	1,316,049
Bravida Holding AB	285,750	3,646,671
Bure Equity AB	77,400	2,469,399
Catena AB	34,910	1,593,789
Clas Ohlson AB, B Shares *	54,936	496,380
Cloetta AB, B Shares	297,743	822,328
Collector AB *	114,447	335,162
Concentric AB	53,085	1,172,912
Dios Fastigheter AB	117,054	941,995
Dometic Group AB *	418,672	5,801,529
Electrolux Professional AB, Class B *	316,047	1,692,336
Fabege AB	372,276	5,205,154
Getinge AB, B Shares	315,889	8,036,271
Hansa Biopharma AB *	63,163	1,203,842
Hexpol AB	350,383	3,779,086
Hufvudstaden AB, A Shares	159,483	2,280,200
Indutrade AB *	399,890	9,178,318
Intrum AB	95,886	2,682,493
Investment AB Oresund	44,875	676,322
JM AB	98,541	3,466,490
Karo Pharma AB *	111,079	665,144
Klovern AB, B Shares (a)	910,485	1,387,389
Kungsleden AB	272,407	2,806,732
Lindab International AB	95,725	2,101,367
Loomis AB	106,360	2,795,715
Mekonomen AB *	56,277	747,001

46
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Modern Times Group MTG AB, B Shares *	129,967	1,912,349
Munters Group AB *	148,541	1,282,035
Mycronic AB	97,031	2,446,538
NCC AB, B Shares	137,526	2,293,710
Nobia AB *	166,667	1,222,210
Nolato AB, B Shares *	24,397	2,191,347
Nordic Entertainment Group AB, B Shreas *	107,484	4,910,937
Nyfosa AB *	247,050	2,391,063
Pandox AB *	123,485	2,205,063
Peab AB *	281,258	3,351,618
Ratos AB, B Shares	280,407	1,418,709
Resurs Holding AB *	197,575	1,094,647
Sagax AB, Class D	168,946	629,517
Samhallsbyggnadsbolaget i Norden AB	1,431,143	4,534,379
SAS AB *(a)	5,044,947	1,089,455
Scandic Hotels Group AB *(a)	197,356	925,683
Sectra AB, B Shares *	36,465	2,930,188
SkiStar AB *	58,579	881,464
SSAB AB, A Shares *	329,060	1,429,435
SSAB AB, B Shares *	870,310	3,439,756
Thule Group AB *	147,425	6,195,286
Vitrolife AB *	89,421	2,912,535
Wallenstam AB, B Shares	231,361	3,261,050
Wihlborgs Fastigheter AB	186,199	3,621,971
		167,097,674

Switzerland 4.5%
Allreal Holding AG	19,888	4,046,581
ALSO Holding AG *	3,691	1,005,005
ams AG *	358,644	8,469,909
APG SGA S.A. *	1,393	290,510
Arbonia AG *	59,826	1,008,444
Aryzta AG *	1,336,694	1,151,686
Ascom Holding AG *	51,805	826,316
Autoneum Holding AG *	3,906	702,847
Bachem Holding AG, Class B	8,031	3,051,656
Basilea Pharmaceutica AG *	15,508	795,528
Belimo Holding AG	656	4,804,242
Bell Food Group AG	2,772	819,077
Berner Kantonalbank AG	6,211	1,485,344
BKW AG	25,281	2,820,480
Bobst Group S.A.	11,445	774,336
Bossard Holding AG, Class A	3,510	745,967
Bucher Industries AG	9,149	4,436,552
Burckhardt Compression Holding AG	4,603	1,693,139
Cembra Money Bank AG	42,192	4,415,875
Comet Holding AG	10,383	2,442,924
Conzzeta AG	1,815	2,530,134
COSMO Pharmaceuticals N.V. *	10,049	924,646
Daetwyler Holding AG	10,311	3,132,138
dormakaba Holding AG	4,289	2,619,924
Dufry AG *	76,801	5,273,335
EFG International AG *	106,382	768,517
Emmi AG	2,721	2,705,070
Forbo Holding AG	1,466	2,542,384
Galenica AG	67,954	4,387,398
GAM Holding AG *	213,153	565,080
Hiag Immobilien Holding AG *	4,207	467,031
Huber & Suhner AG	23,900	1,850,646
Idorsia Ltd. *	159,399	4,380,699
Implenia AG	21,634	698,272
Inficon Holding AG	2,859	3,158,069
Interroll Holding AG	800	2,562,686
Intershop Holding AG	1,567	1,024,703
Kardex Holding AG	8,160	1,739,622
Komax Holding AG *(a)	5,097	1,325,344
Security	Number of Shares	Value ($)
Landis & Gyr Group AG *	34,192	2,383,205
LEM Holding S.A.	651	1,297,254
Leonteq AG	15,770	744,690
Liechtensteinische Landesbank AG	15,439	869,755
Medacta Group S.A. *	8,832	1,010,709
Mobimo Holding AG *	9,121	2,856,295
Rieter Holding AG	4,419	532,057
Schweiter Technologies AG	1,290	2,185,861
SFS Group AG	23,878	2,998,927
Siegfried Holding AG *	5,587	4,378,633
Softwareone Holding AG *	137,686	3,954,309
St. Galler Kantonalbank AG	3,877	1,813,663
Stadler Rail AG (a)	68,090	3,414,654
Swissquote Group Holding S.A.	11,966	1,393,147
Tecan Group AG	16,767	7,078,700
u-blox Holding AG *	9,121	720,371
Valiant Holding AG	22,138	2,220,402
Valora Holding AG *	4,397	1,007,818
Vetropack Holding AG *	17,882	1,127,872
Vontobel Holding AG	39,970	3,050,842
VP Bank AG	3,478	431,821
VZ Holding AG	19,307	1,620,824
Ypsomed Holding AG	4,397	732,429
Zehnder Group AG	14,070	1,070,831
Zur Rose Group AG *	10,732	5,085,638
		142,422,823

United Kingdom 14.3%
888 Holdings plc	384,333	1,595,889
AG Barr plc *	112,767	789,875
Aggreko plc	342,041	3,825,662
Airtel Africa plc	1,473,646	1,642,064
AJ Bell plc	409,707	2,420,129
Alfa Financial Software Holdings plc	133,703	244,131
AO World plc *	399,299	1,585,459
Ascential plc *	557,180	2,785,682
Assura plc	3,749,907	3,905,847
Aston Martin Lagonda Global Holdings plc *	83,796	2,352,478
Avon Rubber plc	39,645	1,554,747
Babcock International Group plc *	357,711	1,298,801
Bakkavor Group plc *	203,046	252,652
Balfour Beatty plc *	972,770	3,745,524
Bank of Georgia Group plc *	54,969	766,985
Beazley plc *	843,393	4,077,495
Big Yellow Group plc	229,125	3,635,857
Bodycote plc	264,394	2,672,566
Brewin Dolphin Holdings plc	404,766	1,660,927
Britvic plc	377,237	4,269,427
Bytes Technology Group plc *	272,160	1,592,803
C&C Group plc *	447,680	1,611,697
Cairn Energy plc	695,894	1,858,296
Calisen plc *	188,030	685,341
Capita plc *	2,367,691	1,497,567
Capital & Counties Properties plc	1,027,555	2,437,953
Carnival plc *	186,708	4,112,632
Centamin plc	1,523,846	2,152,861
Chemring Group plc	411,040	1,591,851
Cineworld Group plc *(a)	1,456,202	1,998,456
Clarkson plc	35,213	1,250,476
Close Brothers Group plc	213,295	4,637,133
CMC Markets plc	159,041	902,763
Coats Group plc *	2,005,562	1,744,074
Computacenter plc	100,640	2,935,104
Countryside Properties plc *	725,399	4,722,026
Cranswick plc	73,516	3,496,670
Crest Nicholson Holdings plc *	356,978	1,603,081

47
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Daily Mail & General Trust plc N.V., Class A	200,698	2,525,364
Dechra Pharmaceuticals plc	148,163	7,105,136
Devro plc	234,129	572,183
Diploma plc	173,865	5,634,613
Dixons Carphone plc *	1,410,309	2,498,213
Domino's Pizza Group plc	659,845	2,824,786
Drax Group plc	563,286	3,009,942
Dunelm Group plc *	160,103	2,813,671
Electrocomponents plc	631,691	8,566,727
Elementis plc *	823,011	1,450,973
Energean plc *(a)	139,866	1,768,329
Equiniti Group plc *	467,008	927,152
Essentra plc *	423,647	1,735,443
Euromoney Institutional Investor plc	149,014	2,025,032
FDM Group Holdings plc	118,886	1,668,795
Ferrexpo plc	416,266	1,950,803
Finablr plc *(b)	225,475	8,689
Firstgroup plc *	1,730,163	2,177,048
Frasers Group plc *	259,848	1,704,574
Funding Circle Holdings plc *	222,272	431,955
Future plc	162,337	4,425,788
G4S plc *	2,189,646	7,432,948
Games Workshop Group plc	45,982	6,142,668
Gamesys Group plc	108,636	2,071,699
Genus plc	92,012	6,477,127
Grafton Group plc	308,345	4,265,709
Grainger plc	938,940	3,528,626
Great Portland Estates plc	359,206	3,406,967
Greencore Group plc *	626,795	1,331,134
Greggs plc *	140,653	4,102,058
Halfords Group plc *	288,170	1,166,369
Hammerson plc	5,438,312	1,985,984
Hays plc *	2,177,957	4,634,495
Helical plc	144,942	770,045
Hill & Smith Holdings plc	111,050	1,974,896
Hochschild Mining plc	362,513	1,089,684
Hunting plc	208,067	733,646
Ibstock plc *	555,117	1,656,218
IG Group Holdings plc	514,412	5,602,567
Inchcape plc *	553,260	5,484,209
Indivior plc *	1,052,212	1,890,362
IntegraFin Holdings plc	371,200	2,589,685
Investec plc	933,806	2,555,624
IWG plc *	1,013,423	5,100,723
J.D. Wetherspoon plc *	117,444	2,029,494
John Laing Group plc	698,510	2,945,388
John Wood Group plc *	944,857	3,951,127
Jupiter Fund Management plc	612,822	2,530,949
Just Group plc *	1,485,335	1,878,328
Kainos Group plc	82,578	1,519,353
Keller Group plc	103,822	1,139,456
Lancashire Holdings Ltd.	342,642	2,946,146
LondonMetric Property plc	1,249,939	3,823,619
Man Group plc	2,023,646	4,241,062
Marks & Spencer Group plc *	2,787,196	5,529,532
Marshalls plc *	279,627	2,666,257
Marston's plc *	905,861	1,211,393
Mediclinic International plc *	564,094	2,250,836
Micro Focus International plc *	469,743	2,749,147
Mitchells & Butlers plc *	301,774	1,282,608
Mitie Group plc *	1,618,365	1,183,359
Moneysupermarket.com Group plc	729,809	2,959,005
Morgan Advanced Materials plc	393,548	1,705,681
National Express Group plc *	775,623	3,242,353
NCC Group plc	370,360	1,359,227
Network International Holdings plc *	653,510	3,389,726
Ninety One plc	471,658	1,446,779
Security	Number of Shares	Value ($)
OSB Group plc *	536,231	3,325,691
Oxford Instruments plc *	76,665	1,920,762
Pagegroup plc *	439,687	2,939,623
Paragon Banking Group plc	354,737	2,226,852
Petrofac Ltd. *(a)	361,013	657,667
Petropavlovsk plc *	4,259,165	1,631,599
Pets at Home Group plc	666,546	3,675,408
Playtech plc *	417,484	2,761,996
Plus500 Ltd.	143,411	2,740,877
Polypipe Group plc *	301,101	2,319,542
Premier Oil plc *(a)	1,218,136	485,547
Primary Health Properties plc	1,844,829	3,920,471
Provident Financial plc *	366,647	1,438,382
PZ Cussons plc	272,682	934,030
QinetiQ Group plc	794,162	3,317,632
Rank Group plc *	245,711	608,733
Rathbone Brothers plc	78,660	1,695,809
RDI REIT plc	393,900	671,869
Redde Northgate plc	341,436	1,312,745
Redrow plc	319,484	2,434,356
Rhi Magnesita N.V.	40,839	2,241,630
Rotork plc	1,232,950	6,150,477
Royal Mail plc *	1,295,775	8,201,222
Safestore Holdings plc	289,697	3,236,155
Sanne Group plc	196,774	1,617,646
Savills plc *	186,162	3,006,156
Senior plc *	573,383	820,085
Serco Group plc *	1,723,072	3,131,737
Shaftesbury plc *	351,991	3,043,755
SIG plc *	974,199	455,735
Signature Aviation plc *	1,169,160	6,528,607
Sirius Real Estate Ltd.	1,410,847	1,824,568
Softcat plc	174,908	3,580,051
Spectris plc	164,919	6,995,597
Spire Healthcare Group plc *	387,551	794,331
Spirent Communications plc	871,186	2,868,404
SSP Group plc	740,732	3,566,668
ST Modwen Properties plc	251,640	1,389,681
Stagecoach Group plc *	591,751	769,415
Synthomer plc	480,126	3,086,474
TalkTalk Telecom Group plc	977,093	1,320,994
TBC Bank Group plc *	49,126	745,898
Telecom Plus plc	87,857	1,446,972
The Go-Ahead Group plc *	63,416	1,040,891
The Restaurant Group plc *	781,969	1,190,573
The Unite Group plc *	449,923	6,107,956
TI Fluid Systems plc	312,702	1,160,299
TP ICAP Group plc *	1,112,847	3,734,094
Trainline plc *	660,884	4,781,609
Tritax Big Box REIT plc	2,408,232	6,063,879
Tullow Oil plc *(a)	1,915,006	1,175,902
UDG Healthcare plc	355,011	3,829,272
Ultra Electronics Holdings plc	98,105	2,622,512
Vectura Group plc *	841,965	1,318,410
Vesuvius plc	298,219	2,172,259
Victrex plc	116,086	3,434,267
Virgin Money UK plc *	1,751,167	4,499,990
Vistry Group plc *	310,110	3,650,618
Watches of Switzerland Group plc *	277,538	2,475,607
WH Smith plc *	177,081	4,728,722
William Hill plc *	1,497,817	5,666,632
Wizz Air Holdings plc *	53,337	3,959,694
Workspace Group plc	186,348	1,993,080
		449,160,580
Total Common Stock
(Cost $2,520,027,075)		3,116,057,387

48
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Preferred Stock 0.3% of net assets

Germany 0.2%
Draegerwerk AG & Co. KGaA	12,027	924,077
Jungheinrich AG	67,360	2,918,888
Schaeffler AG	104,133	894,888
Sixt SE	24,404	1,842,462
		6,580,315

Italy 0.1%
Danieli & C Officine Meccaniche S.p.A. - RSP	62,555	835,222

Republic of Korea 0.0%
Daishin Securities Co., Ltd. *	38,545	341,364

Sweden 0.0%
Klovern AB	20,344	770,156
Total Preferred Stock
(Cost $7,035,257)		8,527,057

Rights 0.0% of net assets

Belgium 0.0%
Xior Student Housing N.V. expires 03/04/21 *	21,896	15,946

Republic of Korea 0.0%
Feelux Co., Ltd. expires 03/15/21 *	40,494	12,146
LOTTE Reit Co., Ltd. expires 03/09/21 *(b)	63,130	5,619
		17,765

United Kingdom 0.0%
Mitchells & Butlers plc *(b)	116,161	152,661
Total Rights
(Cost $—)		186,372

Warrants 0.0% of net assets

Singapore 0.0%
Ezion Holdings Ltd. expires 04/16/23 *(b)	802,298	—
Total Warrants
(Cost $—)		—
Security	Number of Shares	Value ($)
Other Investment Companies 1.6% of net assets

United Kingdom 0.1%
BMO Commercial Property Trust Ltd.	732,590	727,207
Picton Property Income Ltd.	764,330	939,308
UK Commercial Property REIT Ltd.	1,013,917	972,445
		2,638,960

United States 1.5%
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	455,649	455,649
Securities Lending Collateral 1.5%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	46,985,716	46,985,716
		47,441,365
Total Other Investment Companies
(Cost $50,380,964)		50,080,325

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/19/21	67	7,249,400	(50,175)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $43,311,063.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

49
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,613,128,635	$—	$—	$1,613,128,635
Australia	193,488,930	—	1,649,161 *	195,138,091
Hong Kong	32,596,117	—	— *	32,596,117
Japan	554,302,486	—	1,138,592	555,441,078
Republic of Korea	194,762,120	—	17,412	194,779,532
Singapore	26,793,011	—	43,801 *	26,836,812
Spain	48,976,542	—	— *	48,976,542
United Kingdom	449,151,891	—	8,689	449,160,580
Preferred Stock[1]	8,527,057	—	—	8,527,057
Rights [1]	15,946	—	—	15,946
Republic of Korea	12,146	—	5,619	17,765
United Kingdom	—	—	152,661	152,661
Warrants [1]
Singapore	—	—	— *	—
Other Investment Companies[1]	50,080,325	—	—	50,080,325
Liabilities
Futures Contracts[2]	(50,175)	—	—	(50,175)
Total	$3,171,785,031	$—	$3,015,935	$3,174,800,966
*	Level 3 amount shown includes securities determined to have no value at February 28, 2021.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
50
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Statement of Assets and Liabilities

As of February 28, 2021; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $2,530,457,580) including securities on loan of $43,311,063		$3,127,865,425
Collateral invested for securities on loan, at value (cost $46,985,716)		46,985,716
Deposit with broker for futures contracts		506,087
Foreign currency, at value (cost $2,240,087)		2,229,844
Receivables:
Investments sold		586,532
Fund shares sold		23,651,100
Dividends		3,929,535
Foreign tax reclaims		1,508,502
Income from securities on loan	+	145,267
Total assets		3,207,408,008
Liabilities
Collateral held for securities on loan		46,985,716
Payables:
Investments bought		23,409,173
Management fees		266,326
Variation margin on futures contracts		96,624
Foreign capital gains tax	+	14,165
Total liabilities		70,772,004
Net Assets
Total assets		3,207,408,008
Total liabilities	–	70,772,004
Net assets		$3,136,636,004
Net Assets by Source
Capital received from investors		2,775,861,023
Total distributable earnings		360,774,981

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,136,636,004		81,500,000		$38.49

51
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Statement of Operations

For the period September 1, 2020 through February 28, 2021; unaudited
Investment Income
Dividends (net of foreign withholding tax of $2,890,937)		$20,731,864
Securities on loan, net	+	1,079,234
Total investment income		21,811,098
Expenses
Management fees		1,540,222
Professional fees	+	9,742*
Total expenses		1,549,964
Expense reduction by CSIM	-	9,742*
Net expenses	–	1,540,222
Net investment income		20,270,876
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gains tax of $9,476)		(25,234,244)
Net realized gains on in-kind redemptions		37,550,316
Net realized gains on futures contracts		1,366,696
Net realized gains on foreign currency transactions	+	191,504
Net realized gains		13,874,272
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $8,984)		429,753,756
Net change in unrealized appreciation (depreciation) on futures contracts		(196,049)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(141,233)
Net change in unrealized appreciation (depreciation)	+	429,416,474
Net realized and unrealized gains		443,290,746
Increase in net assets resulting from operations		$463,561,622
*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.
52
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/20-2/28/21		9/1/19-8/31/20
Net investment income		$20,270,876	$47,770,307
Net realized gains (losses)		13,874,272	(46,220,647)
Net change in unrealized appreciation (depreciation)	+	429,416,474	263,289,976
Increase in net assets resulting from operations		463,561,622	264,839,636
Distributions to Shareholders
Total distributions		($48,407,550)	($67,564,440)

Transactions in Fund Shares
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,100,000	$185,724,133	13,400,000	$367,298,269
Shares redeemed	+	(1,800,000)	(60,113,493)	(5,400,000)	(155,544,663)
Net transactions in fund shares		3,300,000	$125,610,640	8,000,000	$211,753,606
Shares Outstanding and Net Assets
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		78,200,000	$2,595,871,292	70,200,000	$2,186,842,490
Total increase	+	3,300,000	540,764,712	8,000,000	409,028,802
End of period		81,500,000	$3,136,636,004	78,200,000	$2,595,871,292
53
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Financial Statements
Financial Highlights
	9/1/20– 2/28/21*	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$27.11	$24.82	$25.89	$26.99	$22.56	$20.83
Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.79	0.72	0.68	0.71	0.58
Net realized and unrealized gains (losses)	5.26	2.34	(1.00)	(1.13)	4.21	1.64
Total from investment operations	5.38	3.13	(0.28)	(0.45)	4.92	2.22
Less distributions:
Distributions from net investment income	(0.53)	(0.84)	(0.79)	(0.65)	(0.49)	(0.49)
Net asset value at end of period	$31.96	$27.11	$24.82	$25.89	$26.99	$22.56
Total return	20.00% [2]	12.76%	(0.97%)	(1.79%)	22.40%	11.02%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.11% [3]	0.12% [4]	0.13%	0.13%	0.13% [5]	0.14%
Net investment income (loss)	0.78% [3]	3.16%	2.85%	2.48%	2.96%	2.85%
Portfolio turnover rate[6]	8% [2]	15%	13%	18%	7%	10%
Net assets, end of period (x 1,000)	$9,079,981	$7,195,522	$5,804,446	$4,900,591	$4,248,821	$2,009,874

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective February 25, 2020, the annual operating expense ratio was reduced to 0.11%. The ratio presented for the period ended 8/31/20 is a blended ratio. (See financial note 4)
5
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
54
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Brazil 4.2%
Aliansce Sonae Shopping Centers S.A. *	147,915	621,859
Ambev S.A.	5,547,531	13,955,802
Atacadao S.A.	541,699	1,847,767
B2W Cia Digital *	267,953	3,942,571
B3 S.A. - Brasil Bolsa Balcao	2,594,837	25,282,323
Banco Bradesco S.A.	1,604,296	5,927,177
Banco BTG Pactual S.A.	325,925	5,944,145
Banco do Brasil S.A.	1,120,443	5,639,358
Banco Inter S.A.	66,800	637,669
Banco Santander Brasil S.A.	466,284	3,128,333
BB Seguridade Participacoes S.A.	836,140	3,815,333
BR Malls Participacoes S.A. *	1,042,928	1,562,600
BRF S.A. *	816,706	3,171,247
CCR S.A.	1,427,612	2,881,839
Centrais Eletricas Brasileiras S.A.	528,947	3,076,084
Cia Brasileira de Distribuicao	214,455	3,193,900
Cia de Locacao das Americas	424,695	1,818,254
Cia de Saneamento Basico do Estado de Sao Paulo	415,754	2,745,310
Cia de Saneamento do Parana	281,587	999,920
Cia Energetica de Minas Gerais	55,700	146,020
Cia Paranaense de Energia	38,782	400,134
Cielo S.A.	1,483,761	958,459
Cogna Educacao *	2,375,383	1,594,088
Companhia Siderurgica Nacional S.A.	824,144	4,860,824
Cosan Logistica S.A. *	143,064	522,655
Cosan S.A.	209,033	3,053,137
CPFL Energia S.A.	233,599	1,209,691
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	373,990	1,664,251
Duratex S.A.	358,840	1,185,391
EDP - Energias do Brasil S.A.	393,839	1,272,739
Embraer S.A. *	927,805	2,036,058
Energisa S.A.	314,154	2,461,687
Eneva S.A. *	219,982	2,684,127
Engie Brasil Energia S.A.	219,975	1,624,240
Equatorial Energia S.A.	1,183,097	4,267,008
Ez Tec Empreendimentos e Participacoes S.A.	133,992	757,350
Fleury S.A.	313,367	1,508,624
Grendene S.A.	402,035	512,909
Hapvida Participacoes e Investimentos S.A.	1,314,761	3,656,668
Hypera S.A.	512,048	3,011,804
IRB Brasil Resseguros S.A.	1,492,727	1,607,084
Itau Unibanco Holding S.A.	605,220	2,537,927
Itau Unibanco Holding S.A. ADR	6,068,907	27,492,149
JBS S.A.	1,244,449	5,765,546
Klabin S.A. *	388,943	2,056,711
Localiza Rent a Car S.A.	702,094	7,306,852
Lojas Americanas S.A. *	339,012	1,399,104
Lojas Americanas S.A. - Interim Shares *(a)	3,082	12,719
Lojas Renner S.A.	1,026,903	6,755,056
Security	Number of Shares	Value ($)
M Dias Branco S.A.	105,572	542,347
Magazine Luiza S.A.	3,315,023	14,383,014
Multiplan Empreendimentos Imobiliarios S.A.	329,678	1,164,185
Natura & Co. Holding S.A. *	1,066,374	8,834,388
Neoenergia S.A.	295,472	866,844
Notre Dame Intermedica Participacoes S.A.	662,975	10,316,289
Odontoprev S.A.	334,812	782,803
Petrobras Distribuidora S.A.	958,385	3,425,598
Petroleo Brasileiro S.A.	4,716,845	18,747,027
Porto Seguro S.A.	122,174	955,593
Qualicorp Consultoria e Corretora de Seguros S.A.	309,975	1,757,047
Raia Drogasil S.A.	1,459,958	6,085,505
Rede D'Or Sao Luiz S.A. *	181,300	2,247,931
Rumo S.A. *	1,594,992	5,180,172
Sao Martinho S.A.	210,786	1,180,815
Sul America S.A.	362,692	2,149,580
Suzano S.A. *	925,465	12,150,667
Telefonica Brasil S.A.	556,847	4,396,384
TIM S.A.	994,685	2,284,560
TOTVS S.A.	657,672	3,703,133
Transmissora Alianca de Energia Eletrica S.A.	290,009	1,589,753
Ultrapar Participacoes S.A.	1,039,842	3,604,803
Vale S.A.	4,211,626	71,429,987
Via Varejo S.A. *	1,468,231	3,127,175
WEG S.A.	943,839	13,218,370
YDUQS Participacoes S.A.	368,524	1,991,718
		380,628,191

Chile 0.6%
AES Gener S.A.	4,860,149	836,717
Aguas Andinas S.A., A Shares	3,288,143	943,471
Banco de Chile	55,778,368	6,117,209
Banco de Credito e Inversiones S.A.	61,247	2,659,341
Banco Santander Chile	78,327,924	4,484,113
Cencosud S.A.	1,671,869	3,277,064
Cencosud Shopping S.A.	629,820	1,245,409
Cia Cervecerias Unidas S.A.	208,951	1,804,415
Colbun S.A.	9,087,606	1,698,970
Empresa Nacional de Telecomunicaciones S.A.	169,808	1,150,572
Empresas CMPC S.A.	1,518,703	4,431,554
Empresas COPEC S.A.	617,435	6,967,777
Enel Americas S.A.	34,167,553	5,204,248
Enel Chile S.A.	33,887,654	2,507,003
Engie Energia Chile S.A.	617,983	734,911
Falabella S.A.	993,444	4,119,832
Itau CorpBanca Chile S.A.	230,242,168	811,867
Parque Arauco S.A.	781,502	1,441,602
Plaza S.A.	356,750	661,041
		51,097,116

55
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
China 44.5%
360 Security Technology, Inc., A Shares	202,200	502,391
3SBio, Inc. *	1,629,870	1,622,022
51job, Inc. ADR *	35,981	2,360,354
A-Living Smart City Services Co., Ltd., H Shares	446,880	1,872,237
ADAMA Ltd., A Shares	312,900	418,658
AECC Aviation Power Co., Ltd., A Shares	243,300	2,259,588
Agile Group Holdings Ltd.	1,833,057	2,589,841
Agricultural Bank of China Ltd., A Shares	12,220,100	6,147,909
Agricultural Bank of China Ltd., H Shares	39,043,656	14,193,392
Aier Eye Hospital Group Co., Ltd., A Shares	370,960	4,137,903
Air China Ltd., H Shares	2,821,674	2,327,949
Alibaba Group Holding Ltd. ADR *	2,241,581	532,958,299
Alibaba Health Information Technology Ltd. *	6,015,723	20,162,658
Alibaba Pictures Group Ltd. *	17,787,109	2,476,371
Aluminum Corp. of China Ltd., H Shares *	6,728,841	3,400,266
An Hui Wenergy Co., Ltd., A Shares	910,900	545,428
Angang Steel Co., Ltd., H Shares	2,401,120	1,120,493
Angel Yeast Co., Ltd., A Shares	80,200	660,923
Anhui Conch Cement Co., Ltd., A Shares	323,900	2,666,239
Anhui Conch Cement Co., Ltd., H Shares	1,556,253	10,010,767
Anhui Expressway Co., Ltd., A Shares	618,101	585,683
Anhui Expressway Co., Ltd., H Shares	632	414
Anhui Gujing Distillery Co., Ltd., A Shares	54,304	1,963,370
ANTA Sports Products Ltd.	1,319,711	20,244,750
Asymchem Laboratories Tianjin Co., Ltd., A Shares	15,200	616,928
Autobio Diagnostics Co., Ltd.	12,800	242,732
Autohome, Inc. ADR	73,119	8,338,491
Avary Holding Shenzhen Co., Ltd., A Shares	92,500	586,989
AVIC Aircraft Co., Ltd., A Shares	231,000	1,129,003
Avic Capital Co., Ltd., A Shares	916,800	581,502
AVIC Electromechanical Systems Co., Ltd., A Shares	322,700	608,065
Avic Heavy Machinery Co., Ltd., A Shares	84,200	242,600
AVIC Jonhon Optronic Technology Co., Ltd., A Shares	119,300	1,267,224
AVIC Shenyang Aircraft Co., Ltd., A Shares	121,400	1,519,409
AviChina Industry & Technology Co., Ltd., H Shares	3,001,005	2,031,013
AVICOPTER plc, A Shares	57,300	467,961
BAIC Motor Corp., Ltd., H Shares	2,956,275	1,059,440
Baidu, Inc. ADR *	340,690	96,571,987
Bank of Beijing Co., Ltd., A Shares	2,198,600	1,618,451
Bank of Changsha Co., Ltd., A Shares	763,500	1,197,120
Bank of China Ltd., A Shares	7,822,800	3,911,491
Bank of China Ltd., H Shares	95,309,333	33,418,807
Bank of Communications Co., Ltd., A Shares	4,305,000	3,036,158
Bank of Communications Co., Ltd., H Shares	8,394,378	4,739,682
Bank of Hangzhou Co., Ltd.	664,100	1,641,841
Bank of Nanjing Co., Ltd., A Shares	1,255,900	1,705,583
Bank of Ningbo Co., Ltd., A Shares	518,700	3,209,931
Bank of Shanghai Co., Ltd., A Shares	1,368,170	1,769,372
Baoshan Iron & Steel Co., Ltd., A Shares	1,795,032	2,083,172
BBMG Corp., A Shares	1,227,100	541,603
BBMG Corp., H Shares	2,198,023	456,189
Beijing Capital International Airport Co., Ltd., H Shares	2,262,055	1,764,189
Security	Number of Shares	Value ($)
Beijing Dabeinong Technology Group Co., Ltd., A Shares	408,700	630,094
Beijing Enlight Media Co., Ltd., A Shares	290,500	608,809
Beijing Enterprises Holdings Ltd.	651,433	2,254,762
Beijing Enterprises Water Group Ltd. *	7,010,207	2,774,315
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,486,890	689,258
Beijing Kunlun Tech Co., Ltd., A Shares	139,200	498,597
Beijing New Building Materials plc, A Shares	140,400	1,047,824
Beijing North Star Co., Ltd., H Shares	1,540,702	305,862
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., A Shares	207,050	1,509,135
Beijing Originwater Technology Co., Ltd., A Shares	301,700	354,785
Beijing Shiji Information Technology Co., Ltd., A Shares	100,800	546,479
Beijing Shougang Co., Ltd. *	418,800	257,878
Beijing Shunxin Agriculture Co., Ltd., A Shares	72,700	612,579
Beijing Sinnet Technology Co., Ltd., A Shares	192,300	565,043
Beijing Tiantan Biological Products Corp., Ltd., A Shares	109,200	591,345
Beijing Yanjing Brewery Co., Ltd., A Shares	568,600	610,733
Beijing Zhong Ke San Huan High-Tech Co., Ltd., A Shares	350,300	532,490
Beijing-Shanghai High Speed Railway Co., Ltd., A Shares	986,700	864,905
Bilibili, Inc. ADR *	180,241	22,704,959
BOE Technology Group Co., Ltd., A Shares	3,129,700	2,941,406
BOE Technology Group Co., Ltd., B Shares	1,031,700	531,986
Bosideng International Holdings Ltd.	3,325,984	1,402,021
Brilliance China Automotive Holdings Ltd.	3,559,090	3,193,264
By-health Co., Ltd., A Shares	147,600	497,478
BYD Co., Ltd., A Shares	176,300	5,367,208
BYD Co., Ltd., H Shares	990,800	25,187,179
BYD Electronic International Co., Ltd. (b)	952,873	5,312,608
C&S Paper Co., Ltd., A Shares	220,300	725,171
CanSino Biologics, Inc., H Shares *	94,971	4,517,561
Central China Securities Co., Ltd., A Shares *	909,700	648,597
CGN Power Co., Ltd., H Shares	15,648,343	3,449,460
Changchun High & New Technology Industry Group, Inc., A Shares	33,600	2,182,599
Changjiang Securities Co., Ltd., A Shares	478,100	534,924
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., A Shares	27,300	804,947
Chaozhou Three-Circle Group Co., Ltd., A Shares	172,108	993,362
China Aoyuan Group Ltd.	1,607,465	1,523,055
China Avionics Systems Co., Ltd., A Shares	233,100	614,060
China Biologic Products Holdings, Inc. *(b)	28,456	3,401,630
China Cinda Asset Management Co., Ltd., H Shares	11,603,194	2,303,482
China CITIC Bank Corp., Ltd., A Shares	1,036,300	836,416
China CITIC Bank Corp., Ltd., H Shares	11,473,903	5,413,509
China Coal Energy Co., Ltd., A Shares	301,350	232,063
China Coal Energy Co., Ltd., H Shares	3,561,616	1,464,618

56
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
China Communications Services Corp., Ltd., H Shares	3,080,863	1,453,584
China Conch Venture Holdings Ltd.	2,094,061	9,313,117
China Construction Bank Corp., A Shares	1,220,700	1,367,668
China Construction Bank Corp., H Shares	118,435,194	95,116,407
China CSSC Holdings Ltd., A Shares *	158,600	379,866
China CYTS Tours Holding Co., Ltd., A Shares	200,000	351,860
China East Education Holdings Ltd.	535,240	1,204,701
China Eastern Airlines Corp., Ltd., A Shares	1,144,600	833,740
China Eastern Airlines Corp., Ltd., H Shares	1,669,949	762,067
China Enterprise Co., Ltd., A Shares	621,758	326,239
China Everbright Bank Co., Ltd., A Shares	3,423,400	2,166,090
China Everbright Bank Co., Ltd., H Shares	4,202,704	1,820,349
China Everbright Environment Group Ltd.	4,778,314	2,734,918
China Everbright Ltd.	1,120,857	1,447,787
China Evergrande Group	3,022,328	6,186,980
China Feihe Ltd.	3,327,373	9,114,798
China Film Co., Ltd., A Shares	154,300	317,180
China Foods Ltd.	1,168,007	487,840
China Fortune Land Development Co., Ltd., A Shares	429,060	561,499
China Galaxy Securities Co., Ltd., H Shares	5,462,124	3,372,746
China Gas Holdings Ltd.	3,329,675	13,413,388
China Gezhouba Group Co., Ltd., A Shares	945,600	985,023
China Great Wall Securities Co., Ltd., A Shares	222,500	380,800
China Greatwall Technology Group Co., Ltd., A Shares	307,400	819,278
China High Speed Railway Technology Co., Ltd., A Shares	875,600	317,547
China Hongqiao Group Ltd.	3,270,266	4,055,503
China Huarong Asset Management Co., Ltd., H Shares	13,605,702	1,613,598
China International Capital Corp., Ltd., H Shares *	1,943,989	4,485,733
China International Marine Containers Group Co., Ltd., A Shares	398,400	884,124
China International Marine Containers Group Co., Ltd., H Shares	304,386	455,165
China Jinmao Holdings Group Ltd.	8,100,990	3,373,085
China Jushi Co., Ltd., A Shares	338,500	1,172,762
China Lesso Group Holdings Ltd.	1,191,460	2,202,496
China Life Insurance Co., Ltd., A Shares	523,700	2,679,984
China Life Insurance Co., Ltd., H Shares	9,260,764	19,530,651
China Literature Ltd. *	283,666	2,643,822
China Longyuan Power Group Corp., Ltd., H Shares	4,351,288	6,473,069
China Machinery Engineering Corp., H Shares	1,200,553	550,957
China Medical System Holdings Ltd.	1,664,080	2,599,941
China Mengniu Dairy Co., Ltd. *	3,414,768	18,664,384
China Merchants Bank Co., Ltd., A Shares	1,901,400	14,994,412
China Merchants Bank Co., Ltd., H Shares	4,759,249	36,534,806
China Merchants Energy Shipping Co., Ltd., A Shares	891,000	719,142
China Merchants Port Holdings Co., Ltd.	1,706,097	2,485,242
Security	Number of Shares	Value ($)
China Merchants Property Operation & Service Co., Ltd., A Shares	96,000	278,229
China Merchants Securities Co., Ltd., A Shares	659,580	2,216,973
China Merchants Securities Co., Ltd., H Shares	1,513,060	2,126,029
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	642,000	1,274,122
China Minsheng Banking Corp., Ltd., A Shares	3,161,100	2,526,987
China Minsheng Banking Corp., Ltd., H Shares	8,304,526	4,956,584
China Molybdenum Co., Ltd., H Shares	6,071,920	4,696,387
China National Accord Medicines Corp., Ltd., A Shares	74,300	445,696
China National Building Material Co., Ltd., H Shares	4,945,692	7,497,578
China National Medicines Corp., Ltd., A Shares	77,100	452,140
China National Nuclear Power Co., Ltd., A Shares	1,545,000	1,232,691
China National Software & Service Co., Ltd., A Shares	46,900	421,096
China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd., A Shares *	539,500	431,277
China Northern Rare Earth Group High-Tech Co., Ltd., A Shares *	413,800	1,321,253
China Oilfield Services Ltd., A Shares	304,129	826,048
China Oilfield Services Ltd., H Shares	2,141,085	2,461,985
China Overseas Land & Investment Ltd.	4,888,734	12,377,260
China Pacific Insurance (Group) Co., Ltd., A Shares	537,700	3,666,900
China Pacific Insurance (Group) Co., Ltd., H Shares	3,447,181	15,842,008
China Petroleum & Chemical Corp., A Shares	3,886,400	2,704,949
China Petroleum & Chemical Corp., H Shares	31,864,036	17,621,574
China Power International Development Ltd.	6,144,498	1,314,865
China Railway Group Ltd., A Shares	2,274,600	2,004,362
China Railway Group Ltd., H Shares	4,213,405	2,226,915
China Railway Signal & Communication Corp., Ltd., H shares	2,449,656	1,013,670
China Railway Tielong Container Logistics Co., Ltd., A Shares	593,000	473,130
China Reinsurance Group Corp., H Shares	9,011,997	999,093
China Resources Beer Holdings Co., Ltd.	2,026,364	15,281,287
China Resources Cement Holdings Ltd.	2,922,165	3,480,674
China Resources Gas Group Ltd.	1,145,151	5,720,330
China Resources Land Ltd.	3,514,819	16,696,563
China Resources Pharmaceutical Group Ltd.	2,153,649	1,374,253
China Resources Power Holdings Co., Ltd.	2,409,605	2,804,918
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., A Shares	138,300	558,762
China Satellite Communications Co., Ltd., A Shares	136,500	345,050
China Shenhua Energy Co., Ltd., A Shares	749,700	2,053,624
China Shenhua Energy Co., Ltd., H Shares	4,304,907	8,179,898

57
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
China Shipbuilding Industry Co., Ltd., A Shares *	2,028,100	1,289,501
China Southern Airlines Co., Ltd., A Shares *	1,442,100	1,350,887
China Southern Airlines Co., Ltd., H Shares *	1,593,125	1,088,460
China State Construction Engineering Corp., Ltd., A Shares	3,682,300	2,869,760
China State Construction International Holdings Ltd.	2,290,839	1,579,920
China Taiping Insurance Holdings Co., Ltd.	1,870,270	4,031,134
China Tourism Group Duty Free Corp., Ltd., A Shares	173,100	8,225,379
China Tower Corp., Ltd., H Shares	59,933,885	8,962,250
China Traditional Chinese Medicine Holdings Co., Ltd.	3,391,780	2,033,140
China Vanke Co., Ltd., A Shares	852,600	4,355,203
China Vanke Co., Ltd., H Shares	2,446,399	10,375,518
China West Construction Group Co., Ltd., A Shares	199,300	268,815
China World Trade Center Co., Ltd., A Shares	259,100	477,027
China Yangtze Power Co., Ltd., A Shares	1,333,900	4,065,607
China Zheshang Bank Co., Ltd., A Shares	772,453	489,947
China Zhongwang Holdings Ltd. *	2,009,105	590,506
Chinese Universe Publishing and Media Group Co., Ltd., A Shares	258,700	396,443
Chongqing Brewery Co., Ltd., A Shares	44,800	834,765
Chongqing Changan Automobile Co., Ltd., A Shares *	355,375	995,402
Chongqing Changan Automobile Co., Ltd., B Shares *	1,330,700	1,012,089
Chongqing Fuling Zhacai Group Co., Ltd., A Shares	76,600	528,410
Chongqing Rural Commercial Bank Co., Ltd., H Shares	4,182,800	1,844,080
Chongqing Water Group Co., Ltd., A Shares	625,600	490,451
Chongqing Zhifei Biological Products Co., Ltd., A Shares	108,300	2,916,145
CIFI Holdings Group Co., Ltd.	4,559,231	4,319,819
CITIC Ltd.	6,232,101	5,278,208
Citic Pacific Special Steel Group Co., Ltd., A Shares	457,010	1,983,949
CITIC Securities Co., Ltd., A Shares	1,007,600	4,237,305
CITIC Securities Co., Ltd., H Shares	2,805,461	6,046,821
CMST Development Co., Ltd., A Shares *	667,100	487,983
Contemporary Amperex Technology Co., Ltd., A Shares	71,700	3,565,498
COSCO Shipping Development Co., Ltd., H Shares	6,852,626	1,095,381
COSCO Shipping Energy Transportation Co., Ltd., H Shares	2,823,954	1,208,599
COSCO SHIPPING Holdings Co., Ltd., A Shares *	979,301	1,910,286
COSCO SHIPPING Holdings Co., Ltd., H Shares *	2,878,044	3,198,095
COSCO SHIPPING Ports Ltd.	2,384,756	1,733,843
Country Garden Holdings Co., Ltd.	9,452,400	11,758,611
Country Garden Services Holdings Co., Ltd.	1,690,765	13,905,626
CSC Financial Co., Ltd., A Shares	103,400	563,607
CSC Financial Co., Ltd., H Shares	1,251,196	1,638,723
CSG Holding Co., Ltd., A Shares	704,246	708,610
CSPC Pharmaceutical Group Ltd.	10,693,620	11,165,968
Security	Number of Shares	Value ($)
CSSC Offshore & Marine Engineering Group Co., Ltd., H Shares *	149,132	161,871
CSSC Offshore and Marine Engineering Group Co., Ltd., A Shares *	150,900	607,340
Da An Gene Co., Ltd. of Sun Yat-Sen University, A Shares	87,600	459,100
Dada Nexus Ltd., ADR *	26,434	937,350
Dali Foods Group Co., Ltd.	2,762,567	1,680,898
Daqin Railway Co., Ltd., A Shares	1,449,900	1,461,121
Datang International Power Generation Co., Ltd., A Shares	2,232,500	795,863
Datang International Power Generation Co., Ltd., H Shares	274	40
Dazhong Transportation Group Co., Ltd., B Shares	970,109	296,853
DHC Software Co., Ltd., A Shares	520,200	614,139
Dong-E-E-Jiao Co., Ltd., A Shares	62,200	340,572
Dongfang Electric Corp., Ltd., H Shares	1,018,436	903,252
Dongfeng Motor Group Co., Ltd., H Shares	3,654,855	3,363,992
Dongxing Securities Co., Ltd., A Shares	297,800	527,137
East Money Information Co., Ltd., A Shares	756,180	3,545,259
ENN Ecological Holdings Co., Ltd., A Shares	254,275	567,423
ENN Energy Holdings Ltd.	966,008	14,806,390
Eve Energy Co., Ltd., A Shares	167,636	2,211,915
Everbright Securities Co., Ltd., A Shares	474,100	1,126,745
Fangda Carbon New Material Co., Ltd., A Shares *	394,880	469,845
Far East Horizon Ltd.	2,698,076	2,900,727
FAW Jiefang Group Co., Ltd., A Shares *	257,600	444,052
Fiberhome Telecommunication Technologies Co., Ltd., A Shares	141,400	417,663
First Capital Securities Co., Ltd., A Shares	561,600	687,283
Flat Glass Group Co., Ltd., A Shares (b)	588,231	2,199,037
Focus Media Information Technology Co., Ltd., A Shares	1,357,800	2,294,484
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	101,360	2,701,432
Fosun International Ltd.	2,911,527	4,368,782
Founder Securities Co., Ltd., A Shares *	783,600	1,039,987
Foxconn Industrial Internet Co., Ltd., A Shares	378,100	805,815
Fujian Funeng Co., Ltd., A Shares	421,400	526,112
Fujian Sunner Development Co., Ltd., A Shares	128,100	569,346
Fuyao Glass Industry Group Co., Ltd., A Shares	123,600	903,178
Fuyao Glass Industry Group Co., Ltd., H Shares	719,675	4,416,009
G-bits Network Technology Xiamen Co., Ltd., A Shares	5,800	279,319
Ganfeng Lithium Co., Ltd., A Shares	136,000	2,078,246
Ganfeng Lithium Co., Ltd., H Shares	132,876	1,706,909
GCL System Integration Technology Co., Ltd., A Shares *	742,600	399,959
GDS Holdings Ltd. ADR *	138,304	14,129,137
Geely Automobile Holdings Ltd.	6,701,808	21,771,038
Gemdale Corp., A Shares	381,300	746,141
Genscript Biotech Corp. *	1,167,505	2,013,731
GF Securities Co., Ltd., A Shares	507,000	1,252,663
GF Securities Co., Ltd., H Shares	2,033,553	2,883,598
Gigadevice Semiconductor Beijing, Inc., A Shares	46,760	1,389,122
Glodon Co., Ltd., A Shares	73,900	805,848

58
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
GoerTek, Inc., A Shares	308,100	1,521,517
GOME Retail Holdings Ltd. *(b)	14,920,570	4,385,376
Gotion High-tech Co., Ltd., A Shares *	134,400	765,144
Great Wall Motor Co., Ltd., A Shares	406,000	1,965,512
Great Wall Motor Co., Ltd., H Shares	3,742,625	10,879,513
Gree Electric Appliances, Inc. of Zhuhai, A Shares	305,100	2,777,981
Greenland Holdings Corp., Ltd., A Shares	648,200	563,187
Greentown China Holdings Ltd.	998,580	1,488,084
GSX Techedu, Inc. ADR *	57,575	5,921,589
Guangdong Electric Power Development Co., Ltd., B Shares	1,141,914	365,066
Guangdong Ellington Electronics Technology Co., Ltd., A Shares	382,800	404,667
Guangdong Golden Dragon Development, Inc., A Shares *	127,600	345,394
Guangdong Haid Group Co., Ltd., A Shares	152,200	1,867,312
Guangdong Investment Ltd.	3,767,866	6,741,733
Guangdong Kinlong Hardware Products Co., Ltd., A Shares	19,100	449,214
Guangdong LY Intelligent Manufacturing Co., Ltd., A Shares	661,700	1,038,525
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., A Shares	72,200	495,161
Guangshen Railway Co., Ltd., A Shares	1,751,400	586,516
Guangshen Railway Co., Ltd., H shares	486	95
Guangxi Liugong Machinery Co., Ltd., A Shares	519,400	732,627
Guangzhou Automobile Group Co., Ltd., A Shares	436,060	711,306
Guangzhou Automobile Group Co., Ltd., H Shares	3,685,562	3,420,762
Guangzhou Baiyun International Airport Co., Ltd., A Shares	439,500	893,942
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., A Shares	168,000	748,499
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., H Shares	277,501	709,729
Guangzhou Kingmed Diagnostics Group Co., Ltd., A Shares	40,500	855,770
Guangzhou R&F Properties Co., Ltd., H Shares	1,936,151	2,585,744
Guangzhou Shiyuan Electronic Technology Co., Ltd., A Shares	24,300	477,536
Guangzhou Tinci Materials Technology Co., Ltd., A Shares	59,600	765,252
Guolian Securities Co., Ltd., A Shares *	171,900	395,008
Guosen Securities Co., Ltd., A Shares	431,400	811,557
Guosheng Financial Holding, Inc., A Shares *	230,100	346,578
Guotai Junan Securities Co., Ltd., A Shares	690,100	1,774,280
Guotai Junan Securities Co., Ltd., H Shares	890,038	1,236,841
Guoyuan Securities Co., Ltd., A Shares	672,100	828,735
Haidilao International Holding Ltd.	1,173,903	9,632,017
Haier Smart Home Co., Ltd., A Shares	578,500	2,581,884
Haier Smart Home Co., Ltd., H Shares *	2,427,809	9,232,581
Haitian International Holdings Ltd.	754,520	2,592,117
Haitong Securities Co., Ltd., A Shares	1,055,700	1,969,708
Haitong Securities Co., Ltd., H Shares	4,010,364	3,665,360
Han's Laser Technology Industry Group Co., Ltd., A Shares	87,400	581,466
Hang Zhou Great Star Industrial Co., Ltd., A Shares *	146,300	728,808
Security	Number of Shares	Value ($)
Hangzhou First Applied Material Co., Ltd., A Shares	33,700	468,846
Hangzhou Robam Appliances Co., Ltd., A Shares	75,700	441,594
Hangzhou Tigermed Consulting Co., Ltd., A Shares	91,500	1,985,088
Hangzhou Tigermed Consulting Co., Ltd., H Shares *	122,600	2,399,103
Hansoh Pharmaceutical Group Co., Ltd. *	1,226,037	6,242,913
Health & Happiness H&H International Holdings Ltd.	205,699	816,713
Hefei Meiya Optoelectronic Technology, Inc., A Shares	64,700	375,428
Heilongjiang Agriculture Co., Ltd., A Shares	284,900	735,569
Henan Shuanghui Investment & Development Co., Ltd., A Shares	285,000	2,024,954
Henan Zhongyuan Expressway Co., Ltd., A Shares	971,305	488,662
Hengan International Group Co., Ltd.	903,538	6,254,712
Hengli Petrochemical Co., Ltd., A Shares	285,300	1,591,201
HengTen Networks Group Ltd. *(b)	2,415,219	4,047,496
Hengyi Petrochemical Co., Ltd., A Shares	443,600	1,230,197
Hithink RoyalFlush Information Network Co., Ltd., A Shares	55,500	1,152,765
Hongfa Technology Co., Ltd., A Shares	77,100	613,364
Hongta Securities Co., Ltd., A Shares	107,000	238,609
Hopson Development Holdings Ltd.	794,456	2,606,419
Hua Hong Semiconductor Ltd. *	620,002	3,792,416
Huadian Power International Corp., Ltd., H Shares	3,395,353	932,290
Huadong Medicine Co., Ltd., A Shares	161,700	794,544
Hualan Biological Engineering, Inc., A Shares	171,980	1,135,413
Huaneng Power International, Inc., H Shares	7,027,838	2,400,790
Huatai Securities Co., Ltd., A Shares	637,200	1,688,422
Huatai Securities Co., Ltd., H Shares	2,116,233	3,148,154
Huaxia Bank Co., Ltd., A Shares	1,324,500	1,275,474
Huaxin Cement Co., Ltd., B Shares	591,924	1,272,637
Huayu Automotive Systems Co., Ltd., A Shares	269,600	1,073,432
Huazhu Group Ltd. ADR	237,099	13,784,936
Hubei Jumpcan Pharmaceutical Co., Ltd., A Shares	157,000	480,945
Huizhou Desay Sv Automotive Co., Ltd., A Shares	46,700	648,626
Humanwell Healthcare Group Co., Ltd., A Shares	140,800	646,000
Hunan Gold Corp., Ltd., A Shares	412,200	533,710
Hunan Valin Steel Co., Ltd., A Shares	667,800	601,858
Hundsun Technologies, Inc., A Shares	103,330	1,393,712
Iflytek Co., Ltd., A Shares	206,100	1,533,381
Industrial & Commercial Bank of China Ltd., A Shares	7,490,700	6,207,715
Industrial & Commercial Bank of China Ltd., H Shares	99,680,970	65,020,362
Industrial Bank Co., Ltd., A Shares	1,858,500	7,078,525
Industrial Securities Co., Ltd., A Shares	657,200	919,898
Inner Mongolia BaoTou Steel Union Co., Ltd., A Shares *	3,781,300	898,663
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	541,900	3,614,423
Innovent Biologics, Inc. *	1,608,321	16,565,560
Inspur Electronic Information Industry Co., Ltd., A Shares	166,728	807,414

59
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Intco Medical Technology Co., Ltd., A Shares	28,850	947,931
iQIYI, Inc. ADR *	323,123	8,184,706
Jafron Biomedical Co., Ltd., A Shares	67,450	817,017
Jason Furniture Hangzhou Co., Ltd., A Shares	47,300	549,218
JD Health International, Inc. *	244,200	4,463,839
JD.com, Inc. ADR *	1,123,097	105,425,115
Jiangsu Eastern Shenghong Co., Ltd., A Shares	411,500	901,765
Jiangsu Expressway Co., Ltd., A Shares	352,100	505,340
Jiangsu Expressway Co., Ltd., H Shares	1,445,553	1,678,980
Jiangsu Hengli Hydraulic Co., Ltd., A Shares	99,084	1,452,654
Jiangsu Hengrui Medicine Co., Ltd., A Shares	470,200	7,386,955
Jiangsu Kanion Pharmaceutical Co., Ltd., A Shares	392,100	633,547
Jiangsu King's Luck Brewery JSC Ltd., A Shares	113,200	860,025
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., A Shares	131,900	3,847,172
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., A Shares	85,000	368,473
Jiangsu Zhongnan Construction Group Co., Ltd., A Shares	423,343	526,578
Jiangsu Zhongtian Technology Co., Ltd., A Shares	402,000	643,339
Jiangxi Copper Co., Ltd., H Shares	1,862,997	4,519,791
Jiangxi Zhengbang Technology Co., Ltd., A Shares	234,200	598,525
Jiayuan International Group Ltd.	1,632,595	635,583
Jinke Properties Group Co., Ltd., A Shares	471,704	542,327
Jinxin Fertility Group Ltd.	1,560,198	3,523,712
Jinyu Bio-Technology Co., Ltd., A Shares	100,900	324,507
Jiuzhitang Co., Ltd., A Shares	390,800	486,099
Joincare Pharmaceutical Group Industry Co., Ltd., A Shares	224,300	428,188
Jointown Pharmaceutical Group Co., Ltd., A Shares *	141,200	367,608
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd., A Shares	78,800	630,415
Joyoung Co., Ltd., A Shares	77,400	357,505
JOYY, Inc.	67,764	7,989,376
KE Holdings, Inc. *	135,233	8,631,922
Kingboard Holdings Ltd.	909,563	4,197,613
Kingboard Laminates Holdings Ltd.	1,370,599	2,339,295
Kingdee International Software Group Co., Ltd. *	3,252,731	11,677,771
Kingfa Sci & Tech Co., Ltd., A Shares	318,800	1,241,774
Kingsoft Cloud Holdings Ltd., ADR *	43,888	2,584,125
Kingsoft Corp., Ltd.	1,111,609	7,795,385
Kuaishou Technology *	213,300	8,490,920
Kuang-Chi Technologies Co., Ltd., A Shares *	214,000	725,900
Kunlun Energy Co., Ltd.	3,712,449	3,412,217
Kweichow Moutai Co., Ltd., A Shares	111,700	36,592,595
KWG Group Holdings Ltd.	1,612,605	2,444,680
KWG Living Group Holdings Ltd. *	1,009,609	1,206,478
Lao Feng Xiang Co., Ltd., A Shares	123,664	964,716
Laobaixing Pharmacy Chain JSC, A Shares	37,100	411,087
Legend Holdings Corp., H Shares	652,519	974,066
Lens Technology Co., Ltd., A Shares	121,700	586,916
Lepu Medical Technology Beijing Co., Ltd., A Shares	157,400	773,173
Security	Number of Shares	Value ($)
Li Auto, Inc., ADR *	122,012	3,095,444
Li Ning Co., Ltd.	2,730,860	15,348,733
LianChuang Electronic Technology Co., Ltd., A Shares	183,400	296,334
Liaoning Cheng Da Co., Ltd., A Shares	146,400	497,726
Livzon Pharmaceutical Group, Inc., A Shares	134,700	773,919
Livzon Pharmaceutical Group, Inc., H Shares	62,029	227,891
Logan Group Co., Ltd.	1,361,057	2,119,483
Lomon Billions Group Co., Ltd., A Shares	182,300	1,136,025
Loncin Motor Co., Ltd., A Shares	533,700	273,445
Longfor Group Holdings Ltd.	2,325,968	13,792,665
LONGi Green Energy Technology Co., Ltd., A Shares	337,500	5,440,751
Luenmei Quantum Co., Ltd., A Shares	131,600	201,263
Lufax Holding Ltd. *	204,421	3,070,403
Luxshare Precision Industry Co., Ltd., A Shares	638,017	4,578,469
Luye Pharma Group Ltd.	2,625,685	1,773,620
Luzhou Laojiao Co., Ltd., A Shares	128,300	4,657,121
Maanshan Iron & Steel Co., Ltd., A Shares	1,594,400	676,651
Mango Excellent Media Co., Ltd., A Shares	160,070	1,584,680
Maxscend Microelectronics Co., Ltd., A Shares	16,200	1,575,036
Meinian Onehealth Healthcare Holdings Co., Ltd., A Shares *	384,400	949,158
Meituan, B Shares *	4,566,660	200,153,970
Metallurgical Corp. of China Ltd., A Shares	1,503,400	767,958
Metallurgical Corp. of China Ltd., H Shares	3,339,447	985,818
Momo, Inc. ADR	201,250	3,187,800
Muyuan Foods Co., Ltd., A Shares	327,790	5,761,751
NanJi E-Commerce Co., Ltd., A Shares	314,100	512,848
Nanjing Hanrui Cobalt Co., Ltd., A Shares	62,300	884,623
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., A Shares	87,280	557,635
Nanjing Securities Co., Ltd., A Shares	622,100	1,008,056
NARI Technology Co., Ltd., A Shares	438,600	1,921,627
NAURA Technology Group Co., Ltd., A Shares	44,800	1,240,325
NavInfo Co., Ltd., A Shares	192,200	484,367
NetEase, Inc. ADR	484,152	53,184,097
New China Life Insurance Co., Ltd., A Shares	153,400	1,233,147
New China Life Insurance Co., Ltd., H Shares	1,187,649	4,531,755
New Hope Liuhe Co., Ltd., A Shares	440,000	1,634,421
New Oriental Education & Technology Group, Inc. ADR *	186,580	33,140,340
Nine Dragons Paper Holdings Ltd.	2,032,102	3,279,718
Ninestar Corp., A Shares	102,200	432,941
Ningbo Joyson Electronic Corp., A Shares	130,600	433,328
Ningbo Tuopu Group Co., Ltd., A Shares	81,600	470,470
Ningbo Zhoushan Port Co., Ltd., A Shares	993,400	614,757
Ningxia Baofeng Energy Group Co., Ltd., A Shares	265,500	716,211
NIO, Inc. ADR *	1,415,385	64,796,325
North Huajin Chemical Industries Co., Ltd., A Shares	528,800	491,273

60
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Offcn Education Technology Co., Ltd., A Shares	209,200	1,051,835
Offshore Oil Engineering Co., Ltd., A Shares	682,700	516,251
OFILM Group Co., Ltd., A Shares	242,000	396,620
OneConnect Financial Technology Co., Ltd. *	68,872	1,255,537
Oppein Home Group, Inc., A Shares	43,540	1,018,174
Orient Securities Co., Ltd., A Shares	610,500	903,523
Orient Securities Co., Ltd., H Shares	915,939	596,272
Oriental Pearl Group Co., Ltd., A Shares	469,200	624,890
Ovctek China, Inc., A Shares	54,200	779,645
Perfect World Co., Ltd., A Shares	130,950	476,928
PetroChina Co., Ltd., H Shares	26,813,562	9,609,171
Pharmaron Beijing Co., Ltd., A Shares	48,700	956,361
Pharmaron Beijing Co., Ltd., H Shares	142,142	2,429,699
PICC Property & Casualty Co., Ltd., H Shares	8,603,254	6,510,097
Pinduoduo, Inc. ADR *	365,883	62,624,534
Ping An Bank Co., Ltd., A Shares	1,774,700	5,855,550
Ping An Healthcare & Technology Co., Ltd. *	500,598	7,234,047
Ping An Insurance Group Co. of China Ltd., A Shares	997,500	13,112,503
Ping An Insurance Group Co. of China Ltd., H Shares	7,561,673	92,896,084
Poly Developments & Holdings Group Co., Ltd., A Shares	1,039,100	2,491,973
Poly Property Group Co., Ltd.	2,611,898	801,345
Poly Property Services Co., Ltd.	184,472	1,213,984
Postal Savings Bank of China Co., Ltd., H Shares	11,981,955	8,912,306
Power Construction Corp. of China Ltd., A Shares	803,300	479,760
Proya Cosmetics Co., Ltd., A Shares	14,000	362,971
Qingdao Port International Co., Ltd., H Shares	1,600,570	905,786
Qingdao TGOOD Electric Co., Ltd., A Shares	193,700	886,915
Qinhuangdao Port Co., Ltd., A Shares	931,300	379,427
Realcan Pharmaceutical Group Co., Ltd., A Shares *	454,100	323,764
Red Star Macalline Group Corp., Ltd., H Shares	1,067,088	664,407
RiseSun Real Estate Development Co., Ltd., A Shares	404,900	414,907
Rongsheng Petro Chemical Co., Ltd., A Shares	223,000	1,158,044
SAIC Motor Corp., Ltd., A Shares	865,100	2,837,006
Sanan Optoelectronics Co., Ltd., A Shares	418,600	1,934,132
Sangfor Technologies, Inc., A Shares	21,700	888,448
Sany Heavy Industry Co., Ltd., A Shares	770,900	4,890,807
SDIC Capital Co., Ltd., A Shares	340,200	642,615
SDIC Power Holdings Co., Ltd., A Shares	610,300	786,439
Seazen Group Ltd. *	2,548,386	3,088,017
Seazen Holdings Co., Ltd., A Shares	197,100	1,549,765
SF Holding Co., Ltd., A Shares	228,000	3,693,123
SG Micro Corp., A Shares	15,350	622,898
Shaanxi Coal Industry Co., Ltd., A Shares	683,200	1,130,258
Shandong Buchang Pharmaceuticals Co., Ltd., A Shares	127,600	436,371
Shandong Chenming Paper Holdings Ltd., A Shares	592,950	1,012,980
Shandong Chenming Paper Holdings Ltd., H Shares (b)	594,695	602,564
Security	Number of Shares	Value ($)
Shandong Gold Mining Co., Ltd., A Shares	463,004	1,586,969
Shandong Gold Mining Co., Ltd., H Shares	443,226	894,754
Shandong Hualu Hengsheng Chemical Co., Ltd., A Shares	147,200	967,045
Shandong Linglong Tyre Co., Ltd., A Shares	141,600	920,421
Shandong Nanshan Aluminum Co., Ltd., A Shares	1,634,300	1,039,116
Shandong Pharmaceutical Glass Co., Ltd., A Shares	84,000	478,993
Shandong Publishing & Media Co., Ltd., A Shares	453,300	402,943
Shandong Sinocera Functional Material Co., Ltd., A Shares	110,500	768,061
Shandong Sun Paper Industry JSC Ltd., A Shares	257,900	702,475
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	3,016,432	5,179,459
Shanghai 2345 Network Holding Group Co., Ltd., A Shares	1,246,200	384,639
Shanghai Bairun Investment Holding Group Co., Ltd., A Shares	46,800	703,244
Shanghai Baosight Software Co., Ltd., A Shares	113,100	999,422
Shanghai Dazhong Public Utilities Group Co., Ltd., Shares	1,163,800	648,367
Shanghai Electric Group Co., Ltd., A Shares *	966,700	832,455
Shanghai Electric Group Co., Ltd., H Shares *	3,172,939	1,206,620
Shanghai Fosun Pharmaceutical Group Co., Ltd., A Shares	155,000	1,101,291
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	753,967	3,557,296
Shanghai Industrial Development Co., Ltd., A Shares	403,700	292,191
Shanghai Industrial Holdings Ltd.	530,656	766,157
Shanghai International Airport Co., Ltd., A Shares	166,800	1,592,874
Shanghai International Port Group Co., Ltd., A Shares	987,800	727,147
Shanghai Jinjiang International Hotels Co., Ltd., A Shares	89,875	747,034
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., A Shares	398,136	739,149
Shanghai Junshi Biosciences Co., Ltd., A Shares *	196,103	2,009,731
Shanghai Lingang Holdings Corp., Ltd., A Shares	193,600	576,631
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	581,800	952,630
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	450,130	360,554
Shanghai M&G Stationery, Inc., A Shares	55,900	669,867
Shanghai Mechanical & Electrical Industry Co., Ltd., A Shares	231,670	654,626
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	164,900	520,923
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	1,129,421	2,070,342
Shanghai Pudong Development Bank Co., Ltd., A Shares	2,711,700	4,410,799

61
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See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Shanghai Putailai New Energy Technology Co., Ltd., A Shares	25,300	342,417
Shanghai RAAS Blood Products Co., Ltd., A Shares	543,300	640,572
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., A Shares	192,100	415,337
Shanghai Yuyuan Tourist Mart Group Co., Ltd., A Shares	482,800	754,020
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., A Shares	106,300	278,716
Shanghai Zhenhua Heavy Industry Co., Ltd., B Shares	2,737,904	722,807
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., A Shares	77,500	3,744,724
Shengyi Technology Co., Ltd., A Shares	195,300	737,817
Shenwan Hongyuan Group Co., Ltd., A Shares	2,139,500	1,584,851
Shenwan Hongyuan Group Co., Ltd., H Shares	2,310,020	661,082
Shenzhen Expressway Co., Ltd., H Shares	954,885	924,438
Shenzhen Goodix Technology Co., Ltd., A Shares	15,700	334,626
Shenzhen Inovance Technology Co., Ltd., A Shares	156,400	2,058,590
Shenzhen International Holdings Ltd.	1,128,309	1,867,582
Shenzhen Investment Ltd.	4,735,484	1,703,159
Shenzhen Kaifa Technology Co., Ltd., A Shares	284,800	909,799
Shenzhen Kangtai Biological Products Co., Ltd., A Shares	59,000	1,393,543
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	81,500	5,257,375
Shenzhen MTC Co., Ltd., A Shares *	459,300	424,579
Shenzhen Neptunus Bioengineering Co., Ltd., A Shares *	667,400	333,708
Shenzhen Overseas Chinese Town Co., Ltd., A Shares	806,000	1,005,036
Shenzhen Salubris Pharmaceuticals Co., Ltd., A Shares	111,800	666,847
Shenzhen SC New Energy Technology Corp., A Shares	22,500	374,696
Shenzhen Sunway Communication Co., Ltd., A Shares	88,700	464,043
Shenzhou International Group Holdings Ltd.	960,829	19,953,921
Shijiazhuang Yiling Pharmaceutical Co., Ltd., A Shares	107,200	388,278
Shimao Group Holdings Ltd.	1,781,166	5,866,538
Shougang Fushan Resources Group Ltd.	4,543,697	1,148,027
Sichuan Chuantou Energy Co., Ltd., A Shares	500,500	828,779
Sichuan Expressway Co., Ltd., H Shares	1,887,328	464,694
Sichuan Kelun Pharmaceutical Co., Ltd., A Shares	163,200	546,531
Sichuan Road & Bridge Co., Ltd., A Shares	442,900	354,738
Sichuan Swellfun Co., Ltd., A Shares	50,600	546,461
SINA Corp. *	69,659	3,007,179
Sino Biopharmaceutical Ltd.	12,408,617	13,804,503
Sino-Ocean Group Holding Ltd.	4,140,018	912,609
Sinolink Securities Co., Ltd., A Shares	312,000	621,125
Sinoma Science & Technology Co., Ltd., A Shares	150,300	528,382
Sinopec Engineering Group Co., Ltd., H Shares	1,949,069	1,040,194
Security	Number of Shares	Value ($)
Sinopec Oilfield Service Corp., A Shares *	1,602,050	494,471
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	1,174,500	670,641
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	3,704,690	907,386
Sinopharm Group Co., Ltd., H Shares	1,588,193	3,717,969
Sinotrans Ltd., H Shares	3,618,656	1,301,482
Sinotruk Hong Kong Ltd.	882,532	2,815,738
Smoore International Holdings Ltd. *	1,178,824	9,566,021
SOHO China Ltd. *	2,583,436	849,228
Songcheng Performance Development Co., Ltd., A Shares	296,400	921,697
SooChow Securities Co., Ltd., A Shares	385,650	509,451
Spring Airlines Co., Ltd., A Shares	66,100	628,373
Sunac China Holdings Ltd.	3,155,146	13,503,432
Sunac Services Holdings Ltd. *	623,839	2,010,477
Sungrow Power Supply Co., Ltd., A Shares	130,200	1,737,648
Suning Universal Co., Ltd., A Shares	659,140	479,108
Suning.com Co., Ltd., A Shares (a)	830,800	897,490
Sunny Optical Technology Group Co., Ltd.	832,651	20,823,386
Sunwoda Electronic Co., Ltd., A Shares	161,900	617,883
Suzhou Anjie Technology Co., Ltd., A Shares *	65,000	151,770
Suzhou Dongshan Precision Manufacturing Co., Ltd., A Shares	211,200	704,668
Suzhou Gold Mantis Construction Decoration Co., Ltd., A Shares	216,100	320,823
Taiji Computer Corp., Ltd., A Shares	98,038	342,838
TAL Education Group ADR *	495,425	38,415,254
TBEA Co., Ltd., A Shares	441,449	826,373
TCL Corp., A Shares	1,299,200	1,650,102
Tencent Holdings Ltd.	7,298,021	623,271,982
Tencent Music Entertainment Group ADR *	588,688	15,141,055
The Pacific Securities Co., Ltd., A Shares *	1,444,400	744,507
The People's Insurance Co. Group of China Ltd., H Shares	10,821,452	3,361,934
Thunder Software Technology Co., Ltd., A Shares	31,900	592,231
Tian Di Science & Technology Co., Ltd., A Shares	1,090,800	531,946
Tianfeng Securities Co., Ltd., A Shares	709,600	568,350
Tianjin Capital Environmental Protection Group Co., Ltd., A Shares	378,800	357,764
Tianjin Zhonghuan Semiconductor Co., Ltd., A Shares	261,000	1,058,524
Tianma Microelectronics Co., Ltd., A Shares	263,600	611,013
Tianshui Huatian Technology Co., Ltd., A Shares	252,400	502,475
Times China Holdings Ltd.	1,038,493	1,566,304
Times Neighborhood Holdings Ltd.	741,906	639,826
Tongcheng-Elong Holdings Ltd. *	1,183,488	2,779,706
TongFu Microelectronics Co., Ltd., A Shares *	189,000	705,850
Tonghua Dongbao Pharmaceutical Co., Ltd., A Shares	306,300	579,053
Tongkun Group Co., Ltd., A Shares	233,900	924,432
Tongwei Co., Ltd., A Shares	392,300	2,844,241
Topchoice Medical Corp., A Shares *	28,300	1,157,357
Topsec Technologies Group, Inc., A Shares *	140,500	452,950
Topsports International Holdings Ltd.	1,733,350	2,547,286
Transfar Zhilian Co., Ltd., A Shares	521,200	494,669

62
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
TravelSky Technology Ltd., H Shares	1,206,779	3,045,980
Trip.com Group Ltd. ADR *	600,328	23,682,940
Tsingtao Brewery Co., Ltd., A Shares	55,400	680,803
Tsingtao Brewery Co., Ltd., H Shares	620,160	5,088,488
Tus Environmental Science And Technology Development Co., Ltd., A Shares *	344,100	300,563
Unigroup Guoxin Microelectronics Co., Ltd., A Shares	55,600	952,429
Unisplendour Corp., Ltd., A Shares	148,520	492,557
Universal Scientific Industrial Shanghai Co., Ltd., A Shares	81,000	247,506
Vipshop Holdings Ltd. ADR *	534,609	19,951,608
Walvax Biotechnology Co., Ltd., A Shares	132,000	933,188
Wangfujing Group Co., Ltd., A Shares	61,800	293,271
Wanhua Chemical Group Co., Ltd., A Shares	288,100	5,815,486
Weibo Corp. ADR *	74,988	4,137,088
Weichai Power Co., Ltd., A Shares	596,700	2,030,484
Weichai Power Co., Ltd., H Shares	2,391,759	6,998,902
Weifu High-Technology Group Co., Ltd., A Shares	169,100	600,736
Weihai Guangwei Composites Co., Ltd., A Shares	45,700	513,291
Wens Foodstuffs Group Co., Ltd., A Shares	249,320	699,113
Western Securities Co., Ltd., A Shares	341,500	498,032
Will Semiconductor Co., Ltd ., A Shares	54,700	2,388,791
Wingtech Technology Co., Ltd., A Shares	113,400	1,764,391
Winning Health Technology Group Co., Ltd., A Shares	216,800	562,422
Wuhan Guide Infrared Co., Ltd., A Shares	145,600	882,608
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., A Shares	117,500	510,448
Wuliangye Yibin Co., Ltd., A Shares	346,300	14,963,927
WUS Printed Circuit Kunshan Co., Ltd., A Shares	210,900	563,715
WuXi AppTec Co., Ltd., A Shares	73,176	1,622,557
WuXi AppTec Co., Ltd., H Shares	322,966	6,732,145
Wuxi Biologics Cayman, Inc. *	3,880,865	48,052,116
Wuxi Lead Intelligent Equipment Co., Ltd., A Shares	65,300	845,493
XCMG Construction Machinery Co., Ltd., A Shares	750,600	810,852
Xiamen Intretech, Inc., A Shares	20,800	206,721
Xiaomi Corp., B Shares *	16,890,114	55,085,807
Xinhu Zhongbao Co., Ltd., A Shares	936,100	452,170
Xinhua Winshare Publishing and Media Co., Ltd., H Shares	672,424	436,011
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares (b)	1,151,670	2,464,466
Xinyi Solar Holdings Ltd.	5,163,926	10,850,612
Yango Group Co., Ltd., A Shares	334,000	328,338
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., H Shares	498,180	693,580
Yangzijiang Shipbuilding Holdings Ltd.	2,793,994	2,248,307
Yanlord Land Group Ltd.	814,335	704,283
Yantai Changyu Pioneer Wine Co., Ltd., A Shares	146,783	734,838
Yantai Eddie Precision Machinery Co., Ltd., A Shares	61,800	706,711
Yantai Jereh Oilfield Services Group Co., Ltd., A Shares	101,900	668,341
Yanzhou Coal Mining Co., Ltd., A Shares	288,300	428,901
Yanzhou Coal Mining Co., Ltd., H Shares	2,154,403	1,996,836
Security	Number of Shares	Value ($)
Yealink Network Technology Corp., Ltd., A Shares	77,850	909,833
Yifan Pharmaceutical Co., Ltd., A Shares	124,700	414,329
Yifeng Pharmacy Chain Co., Ltd., A Shares	52,200	709,711
Yihai International Holding Ltd. *	603,847	8,266,812
Yonghui Superstores Co., Ltd., A Shares	1,488,500	1,656,224
Yonyou Network Technology Co., Ltd., A Shares	309,640	1,763,269
Youngor Group Co., Ltd., A Shares	569,100	707,878
YTO Express Group Co., Ltd., A Shares	243,300	433,670
Yuan Longping High-tech Agriculture Co., Ltd., A Shares *	244,600	750,426
Yuexiu Property Co., Ltd.	8,440,647	1,871,504
Yunda Holding Co., Ltd., A Shares	179,280	464,534
Yunnan Aluminium Co., Ltd., A Shares *	520,100	766,523
Yunnan Baiyao Group Co., Ltd., A Shares	103,600	2,091,393
Yunnan Energy New Material Co., Ltd., A Shares	72,200	1,181,188
Zai Lab Ltd. ADR *	85,982	12,684,065
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., A Shares	53,800	2,469,959
Zhaojin Mining Industry Co., Ltd., H Shares	1,423,345	1,440,345
Zhefu Holding Group Co., Ltd., A Shares	708,500	549,975
Zhejiang Century Huatong Group Co., Ltd., A Shares *	677,800	656,895
Zhejiang Chint Electrics Co., Ltd., A Shares	110,200	582,645
Zhejiang Dahua Technology Co., Ltd., A Shares	287,400	929,193
Zhejiang Dingli Machinery Co., Ltd., A Shares	41,100	728,273
Zhejiang Expressway Co., Ltd., H Shares	1,895,293	1,654,061
Zhejiang Huahai Pharmaceutical Co., Ltd., A Shares	140,250	611,660
Zhejiang Huayou Cobalt Co., Ltd., A Shares *	98,300	1,355,297
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., A Shares	110,900	639,915
Zhejiang Longsheng Group Co., Ltd., A Shares	385,900	985,021
Zhejiang NHU Co., Ltd., A Shares	192,700	1,289,455
Zhejiang Sanhua Intelligent Controls Co., Ltd., A Shares	333,320	1,243,806
Zhejiang Supor Co., Ltd., A Shares	46,200	536,874
Zhejiang Wanma Co., Ltd., A Shares	255,900	257,486
Zhejiang Weixing New Building Materials Co., Ltd., A Shares	268,500	769,469
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., A Shares	75,300	873,291
Zhengzhou Yutong Bus Co., Ltd., A Shares	371,300	869,825
ZhongAn Online P&C Insurance Co., Ltd., H Shares *(b)	414,757	2,788,269
Zhongji Innolight Co., Ltd., A Shares	52,000	368,342
Zhongjin Gold Corp., Ltd., A Shares	633,500	911,166
Zhongshan Public Utilities Group Co., Ltd., A Shares	441,200	552,194
Zhongsheng Group Holdings Ltd.	800,030	4,950,330
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	670,598	2,917,579
Zijin Mining Group Co., Ltd., A Shares	2,176,700	4,094,844
Zijin Mining Group Co., Ltd., H Shares	6,859,161	10,168,466
Zoomlion Heavy Industry Science & Technology Co., Ltd., A Shares	664,700	1,475,094

63
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	1,569,471	2,391,428
ZTE Corp., A Shares	462,800	2,268,344
ZTE Corp., H Shares	763,002	1,945,533
ZTO Express Cayman, Inc. ADR	540,925	18,250,809
		4,037,508,722

Colombia 0.3%
Bancolombia S.A.	344,582	2,992,139
Bancolombia S.A. ADR	141,665	4,738,694
Cementos Argos S.A.	625,162	997,535
Corp. Financiera Colombiana S.A. *	163,325	1,469,704
Ecopetrol S.A. ADR	281,394	3,447,076
Grupo Argos S.A.	409,261	1,505,260
Grupo de Inversiones Suramericana S.A.	336,189	2,200,601
Grupo Energia Bogota SA ESP	3,118,666	2,225,093
Interconexion Electrica S.A. ESP	569,259	3,746,679
		23,322,781

Czech Republic 0.1%
CEZ A/S	206,216	5,058,591
Komercni Banka A/S *	100,514	3,160,151
Moneta Money Bank A/S *	719,690	2,636,478
O2 Czech Republic A/S	88,826	1,050,344
		11,905,564

Egypt 0.1%
Commercial International Bank Egypt SAE GDR	1,863,820	7,296,855

Greece 0.2%
Alpha Bank AE *	1,766,185	1,768,631
Eurobank Ergasias Services & Holdings S.A. *	3,280,724	2,312,828
FF Group *(a)	50,437	—
Hellenic Telecommunications Organization S.A.	307,032	4,747,885
JUMBO S.A.	138,339	2,287,014
Motor Oil Hellas Corinth Refineries S.A.	79,661	1,100,361
Mytilineos S.A.	144,463	2,235,702
National Bank of Greece S.A. *	680,698	1,735,086
OPAP S.A.	266,486	3,603,352
		19,790,859

Hong Kong 0.0%
China Huishan Dairy Holdings Co., Ltd. *(a)	3,872,695	—

Hungary 0.2%
Magyar Telekom Telecommunications plc	537,725	734,898
MOL Hungarian Oil & Gas plc *	497,280	3,591,341
OTP Bank Nyrt *	296,242	13,545,225
Richter Gedeon Nyrt	176,419	5,064,460
		22,935,924

India 11.0%
3M India Ltd. *	2,879	894,543
ABB India Ltd.	65,073	1,353,219
ACC Ltd.	102,103	2,408,177
Adani Enterprises Ltd.	328,811	3,730,194
Adani Green Energy Ltd. *	500,580	7,900,901
Security	Number of Shares	Value ($)
Adani Ports & Special Economic Zone Ltd.	978,625	9,001,193
Adani Power Ltd. *	1,299,827	976,396
Aditya Birla Capital Ltd. *	666,708	1,121,840
Alkem Laboratories Ltd.	32,486	1,203,355
Ambuja Cements Ltd.	883,884	3,289,682
Ashok Leyland Ltd.	1,624,312	2,848,100
Asian Paints Ltd.	466,691	14,462,118
AU Small Finance Bank Ltd. *	192,273	2,947,480
Aurobindo Pharma Ltd.	340,460	3,962,188
Avenue Supermarts Ltd. *	192,269	7,834,141
Axis Bank Ltd. *	2,892,247	28,526,919
Bajaj Auto Ltd.	105,714	5,464,731
Bajaj Finance Ltd.	262,555	18,810,993
Bajaj Finserv Ltd.	48,963	6,428,855
Bajaj Holdings & Investment Ltd.	33,134	1,636,838
Balkrishna Industries Ltd.	103,404	2,192,331
Bandhan Bank Ltd. *	999,542	4,696,086
Bank of Baroda *	1,191,201	1,384,345
Bank of India *	365,450	410,034
Bata India Ltd.	60,979	1,193,441
Bayer CropScience Ltd.	14,507	1,015,135
Berger Paints India Ltd.	293,684	2,717,032
Bharat Electronics Ltd.	1,063,928	1,984,957
Bharat Forge Ltd.	287,567	2,387,293
Bharat Heavy Electricals Ltd. *	1,536,245	995,105
Bharat Petroleum Corp., Ltd.	1,287,393	7,880,979
Bharti Airtel Ltd.	2,197,652	16,636,780
Bharti Infratel Ltd.	1,093,881	3,837,552
Biocon Ltd. *	512,943	2,723,690
Bosch Ltd.	10,026	2,026,743
Britannia Industries Ltd.	113,018	5,173,359
Cadila Healthcare Ltd.	297,504	1,761,907
Canara Bank *	442,938	947,538
Castrol India Ltd.	740,644	1,307,226
Cholamandalam Investment & Finance Co., Ltd.	369,617	2,609,978
Cipla Ltd.	544,701	5,833,938
Coal India Ltd.	2,173,635	4,501,970
Colgate-Palmolive (India) Ltd.	125,018	2,690,052
Container Corp. Of India Ltd.	293,217	2,225,911
Coromandel International Ltd.	124,091	1,302,546
Cummins India Ltd.	114,023	1,222,312
Dabur India Ltd.	673,843	4,613,328
Dalmia Bharat Ltd. *	61,713	1,206,085
Divi's Laboratories Ltd.	134,897	6,173,669
DLF Ltd.	760,608	3,131,032
Dr. Reddy's Laboratories Ltd.	128,964	7,768,464
Eicher Motors Ltd.	169,585	5,766,144
Emami Ltd.	200,685	1,243,136
Embassy Office Parks REIT	353,600	1,543,021
Exide Industries Ltd.	462,215	1,274,967
Federal Bank Ltd. *	2,095,788	2,382,841
Future Retail Ltd. *	262,083	248,406
GAIL India Ltd.	1,772,127	3,419,577
Gillette India Ltd.	11,152	839,393
GlaxoSmithKline Pharmaceuticals Ltd.	49,419	982,227
Glenmark Pharmaceuticals Ltd.	189,679	1,203,352
GMR Infrastructure Ltd. *	2,421,769	858,503
Godrej Consumer Products Ltd. *	476,773	4,453,385
Godrej Industries Ltd. *	84,844	515,460
Godrej Properties Ltd. *	88,558	1,856,543
Grasim Industries Ltd.	448,243	7,324,627
Gujarat Gas Ltd.	228,027	1,535,075
Havells India Ltd.	312,838	4,706,512
HCL Technologies Ltd.	1,382,826	17,113,848
HDFC Asset Management Co., Ltd.	64,912	2,594,360
HDFC Life Insurance Co., Ltd. *	815,730	7,777,658

64
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hero MotoCorp Ltd.	145,679	6,391,360
Hindalco Industries Ltd.	1,490,065	6,899,294
Hindustan Petroleum Corp., Ltd.	904,924	2,985,627
Hindustan Unilever Ltd.	1,125,906	32,666,366
Hindustan Zinc Ltd.	292,851	1,185,591
Housing Development Finance Corp., Ltd.	2,198,570	75,975,351
ICICI Bank Ltd. *	1,941,370	15,791,711
ICICI Lombard General Insurance Co., Ltd. *	259,508	5,035,836
ICICI Prudential Life Insurance Co., Ltd. *	401,026	2,518,794
IDFC First Bank Ltd. *	3,838,246	3,314,101
Indiabulls Housing Finance Ltd. *	443,847	1,321,243
Indian Oil Corp., Ltd.	3,011,471	4,018,163
Indian Railway Catering & Tourism Corp., Ltd.	60,299	1,443,902
Indraprastha Gas Ltd.	433,661	2,903,171
Info Edge India Ltd. *	88,332	5,902,443
Infosys Ltd.	4,579,326	78,101,235
InterGlobe Aviation Ltd. *	121,698	2,682,788
Ipca Laboratories Ltd.	70,758	1,780,914
ITC Ltd.	3,764,998	10,444,238
Jindal Steel & Power Ltd. *	536,484	2,452,269
JSW Energy Ltd.	531,719	520,250
JSW Steel Ltd.	1,301,516	7,003,940
Jubilant Foodworks Ltd.	90,164	3,674,657
Kansai Nerolac Paints Ltd.	165,946	1,262,237
L&T Finance Holdings Ltd.	1,022,320	1,459,364
Larsen & Toubro Infotech Ltd.	46,636	2,284,583
Larsen & Toubro Ltd.	644,068	12,642,962
LIC Housing Finance Ltd.	357,067	2,086,960
Lupin Ltd.	285,719	3,959,474
Mahindra & Mahindra Financial Services Ltd. *	759,979	2,106,657
Mahindra & Mahindra Ltd.	940,553	10,321,316
Marico Ltd.	608,585	3,292,413
Maruti Suzuki India Ltd.	160,611	15,006,861
Motherson Sumi Systems Ltd.	1,330,023	3,873,238
Mphasis Ltd.	105,480	2,363,952
MRF Ltd.	2,381	2,737,839
Muthoot Finance Ltd.	123,213	2,179,219
Nestle India Ltd.	37,431	8,201,660
NHPC Ltd.	2,752,344	904,526
Nippon Life India Asset Management Ltd.	188,684	846,812
NMDC Ltd.	1,026,501	1,774,044
NTPC Ltd.	4,344,621	6,343,850
Oberoi Realty Ltd. *	133,737	992,950
Oil & Natural Gas Corp., Ltd.	3,898,772	5,889,143
Oil India Ltd.	376,249	646,666
Oracle Financial Services Software Ltd.	32,414	1,342,522
Page Industries Ltd.	4,422	1,689,973
Petronet LNG Ltd.	869,101	3,017,638
PI Industries Ltd.	88,456	2,620,638
Pidilite Industries Ltd.	175,012	4,015,261
Piramal Enterprises Ltd.	141,636	3,525,722
Power Finance Corp., Ltd. *	1,046,878	1,766,522
Power Grid Corp. of India Ltd.	2,639,051	7,696,110
Punjab National Bank *	1,390,075	772,737
Rajesh Exports Ltd.	177,153	1,225,980
RBL Bank Ltd.	591,519	1,896,467
REC Ltd.	1,014,412	1,870,488
Reliance Industries Ltd.	3,959,565	112,388,388
SBI Cards & Payment Services Ltd.	174,918	2,543,613
SBI Life Insurance Co., Ltd. *	455,988	5,379,275
Shree Cement Ltd. *	14,670	5,290,603
Shriram Transport Finance Co., Ltd.	247,561	4,322,085
Siemens Ltd.	112,621	2,835,257
SRF Ltd.	28,914	2,139,660
Security	Number of Shares	Value ($)
State Bank of India *	2,283,933	12,125,964
Steel Authority of India Ltd.	1,299,120	1,353,305
Sun Pharmaceutical Industries Ltd.	1,368,008	11,069,165
Sun TV Network Ltd.	127,475	855,558
Tata Communications Ltd.	86,712	1,276,402
Tata Consultancy Services Ltd.	1,241,769	48,908,648
Tata Consumer Products Ltd.	587,702	4,871,724
Tata Motors Ltd. *	1,937,840	8,516,370
Tata Steel Ltd.	651,350	6,338,885
Tech Mahindra Ltd.	673,135	8,416,821
The Tata Power Co., Ltd.	1,979,037	2,562,501
Titan Co., Ltd.	461,242	8,830,664
Torrent Pharmaceuticals Ltd.	53,516	1,768,355
Torrent Power Ltd.	201,038	1,044,517
Trent Ltd.	211,655	2,329,112
TVS Motor Co., Ltd.	192,356	1,556,831
UltraTech Cement Ltd.	144,140	11,994,504
United Breweries Ltd.	88,729	1,402,265
United Spirits Ltd. *	390,501	2,843,534
UPL Ltd.	700,572	5,353,558
Vedanta Ltd.	2,058,750	5,807,701
Vodafone Idea Ltd. *	10,658,098	1,638,926
Voltas Ltd.	201,198	2,787,640
Whirlpool of India Ltd.	37,438	1,228,956
Wipro Ltd.	1,675,021	9,352,400
Yes Bank Ltd. *(a)	1,687,665	201,852
Zee Entertainment Enterprises Ltd.	1,072,712	2,934,138
		996,890,921

Indonesia 1.5%
PT Adaro Energy Tbk	16,830,130	1,394,632
PT Astra Agro Lestari Tbk	423,400	334,498
PT Astra International Tbk	25,658,701	9,730,125
PT Bank Central Asia Tbk	12,197,420	28,737,601
PT Bank Mandiri (Persero) Tbk	23,412,471	10,111,425
PT Bank Negara Indonesia (Persero) Tbk	9,203,533	3,845,577
PT Bank Rakyat Indonesia (Persero) Tbk	66,630,403	22,038,567
PT Barito Pacific Tbk *	31,120,113	2,403,941
PT Bukit Asam Tbk	4,669,162	888,583
PT Bumi Serpong Damai Tbk *	10,522,153	857,142
PT Charoen Pokphand Indonesia Tbk	9,297,985	4,015,633
PT Gudang Garam Tbk *	588,224	1,507,737
PT Hanjaya Mandala Sampoerna Tbk	10,734,158	1,006,327
PT Indah Kiat Pulp & Paper Corp. Tbk	3,424,467	3,168,353
PT Indocement Tunggal Prakarsa Tbk	1,745,137	1,531,897
PT Indofood CBP Sukses Makmur Tbk	2,975,582	1,791,827
PT Indofood Sukses Makmur Tbk	5,768,630	2,450,858
PT Jasa Marga Persero Tbk	3,034,618	888,649
PT Kalbe Farma Tbk	24,065,165	2,484,255
PT Media Nusantara Citra Tbk *	6,848,145	545,832
PT Perusahaan Gas Negara Tbk	13,671,572	1,382,519
PT Sarana Menara Nusantara Tbk	33,849,174	3,006,967
PT Semen Indonesia (Persero) Tbk	3,882,176	2,780,772
PT Surya Citra Media Tbk *	7,557,876	1,050,884
PT Telekomunikasi Indonesia (Persero) Tbk	59,137,426	14,493,653
PT Tower Bersama Infrastructure Tbk	13,194,603	2,010,694
PT Unilever Indonesia Tbk	7,229,606	3,553,879
PT United Tractors Tbk	1,959,389	3,102,825
PT Vale Indonesia Tbk *	2,717,004	1,159,115
PT XL Axiata Tbk	4,699,456	726,040
Smartfren Telecom Tbk PT *	72,786,700	393,580
		133,394,387

65
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kuwait 0.6%
Agility Public Warehousing Co. KSC	1,355,856	2,956,765
Ahli United Bank BSC	6,595,508	4,903,318
Boubyan Bank KSCP	1,256,497	2,291,711
Boubyan Petrochemicals Co. KSCP	482,308	1,147,404
Burgan Bank SAK	1,150,194	847,492
Gulf Bank KSCP	2,310,678	1,649,121
Humansoft Holding Co. KSC *	116,863	1,477,729
Kuwait Finance House KSCP	5,066,233	12,085,975
Mabanee Co. KPSC	701,976	1,628,241
Mobile Telecommunications Co. KSCP	2,662,122	5,515,118
National Bank of Kuwait SAKP	8,213,592	22,389,603
		56,892,477

Malaysia 1.9%
Alliance Bank Malaysia Berhad *	1,602,480	1,049,184
AMMB Holdings Berhad	2,575,472	2,010,745
Astro Malaysia Holdings Berhad	2,451,800	575,469
Axiata Group Berhad	5,813,877	5,099,262
British American Tobacco Malaysia Berhad	229,000	725,332
CIMB Group Holdings Berhad	8,917,171	9,539,555
Dialog Group Berhad	5,803,300	4,631,170
DiGi.com Berhad	4,764,800	4,355,716
Fraser & Neave Holdings Berhad	143,900	1,111,381
Gamuda Berhad *	2,989,237	2,459,335
Genting Berhad	2,915,700	3,320,908
Genting Malaysia Berhad	3,694,820	2,638,179
HAP Seng Consolidated Berhad	853,234	1,793,952
Hartalega Holdings Berhad	1,856,800	4,587,523
Hong Leong Bank Berhad	790,807	3,516,869
Hong Leong Financial Group Berhad	284,800	1,193,381
IHH Healthcare Berhad	3,693,500	4,635,696
IJM Corp. Berhad	4,307,336	1,670,789
IOI Corp. Berhad	3,999,492	4,229,234
IOI Properties Group Berhad	2,216,150	750,124
Kuala Lumpur Kepong Berhad	615,028	3,570,885
Malayan Banking Berhad	7,737,647	15,351,033
Malaysia Airports Holdings Berhad	1,035,000	1,531,723
Maxis Berhad	3,530,824	4,143,648
MISC Berhad	2,151,100	3,603,325
Nestle Malaysia Berhad	79,571	2,711,017
Petronas Chemicals Group Berhad	3,576,100	6,564,650
Petronas Dagangan Berhad	449,400	2,220,630
Petronas Gas Berhad	698,436	2,829,982
PPB Group Berhad	865,277	4,027,627
Press Metal Aluminium Holdings Berhad	2,445,532	5,854,776
Public Bank Berhad	19,671,870	20,218,648
QL Resources Berhad	1,464,950	2,225,928
RHB Bank Berhad	1,944,800	2,604,278
Sime Darby Berhad	4,391,300	2,462,817
Sime Darby Plantation Berhad	4,628,200	5,603,009
Sime Darby Property Berhad	4,318,500	618,834
Telekom Malaysia Berhad	1,466,000	2,223,901
Tenaga Nasional Berhad	4,941,274	12,330,295
Top Glove Corp. Berhad	6,844,600	8,861,199
Westports Holdings Berhad	1,316,000	1,326,567
YTL Corp. Berhad *	5,510,736	898,600
		171,677,176

Mexico 1.9%
Alfa S.A.B. de C.V., A Shares	3,022,243	1,646,223
Alpek S.A.B. de C.V. *	447,623	406,298
America Movil S.A.B. de C.V., Series L	38,576,970	24,702,691
Arca Continental S.A.B. de C.V.	589,459	2,671,530
Security	Number of Shares	Value ($)
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand *	748,879	709,466
Becle S.A.B. de C.V.	712,705	1,470,707
Cemex S.A.B. de C.V., Series CPO *	19,379,893	12,919,620
Coca-Cola Femsa S.A.B. de C.V.	700,150	2,939,488
Concentradora Fibra Danhos S.A. de C.V.	309,917	379,865
Controladora Nemak S.A.B. de C.V. *	3,769,223	529,950
El Puerto de Liverpool S.A.B. de C.V., Series C1	245,435	743,330
Fibra Uno Administracion S.A. de C.V.	3,830,117	4,333,735
Fomento Economico Mexicano S.A.B. de C.V.	2,322,599	15,899,037
GMexico Transportes S.A.B. de C.V.	1,554,385	2,065,774
Gruma S.A.B. de C.V., B Shares	272,202	2,968,246
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. *	440,400	2,555,986
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares *	474,942	4,806,998
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares *	203,837	3,815,687
Grupo Bimbo S.A.B. de C.V., Series A	2,890,741	5,432,970
Grupo Carso S.A.B. de C.V., Series A1 *	546,616	1,355,136
Grupo Elektra S.A.B. de C.V.	79,006	5,236,110
Grupo Financiero Banorte S.A.B. de C.V., O Shares *	3,691,276	18,545,968
Grupo Financiero Inbursa S.A.B. de C.V., O Shares *	2,754,343	2,484,250
Grupo Lala S.A.B. de C.V.	709,098	486,963
Grupo Mexico S.A.B. de C.V., Series B	4,052,117	19,248,549
Grupo Televisa S.A.B., Series CPO *	2,701,435	4,021,696
Industrias Bachoco S.A.B. de C.V., Series B	223,302	741,332
Industrias Penoles S.A.B. de C.V. *	165,417	2,271,562
Infraestructura Energetica Nova S.A.B. de C.V. *	682,329	2,375,858
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	1,145,343	1,832,176
Megacable Holdings S.A.B. de C.V., Series CPO	367,521	1,269,683
Orbia Advance Corp. S.A.B. de C.V.	1,307,837	3,051,547
Promotora y Operadora de Infraestructura S.A.B. de C.V.	277,725	2,043,773
Qualitas Controladora S.A.B. de C.V.	236,197	1,285,328
Telesites S.A.B. de C.V. *	1,635,251	1,444,398
Wal-Mart de Mexico S.A.B. de C.V.	6,487,904	18,516,923
		177,208,853

Philippines 0.9%
Aboitiz Power Corp. (a)	2,160,879	1,080,589
Alliance Global Group, Inc. (a)	5,422,387	1,204,132
Ayala Corp. (a)	416,824	6,454,875
Ayala Land, Inc. (a)	9,984,898	8,063,838
Bank of the Philippine Islands (a)	2,272,991	4,183,899
BDO Unibank, Inc. (a)	2,539,051	5,542,282
Bloomberry Resorts Corp. *(a)	4,275,788	706,259
DMCI Holdings, Inc. (a)	4,645,292	513,845
Globe Telecom, Inc. (a)	39,428	1,646,355
GT Capital Holdings, Inc. (a)	121,269	1,404,167
International Container Terminal Services, Inc. (a)	1,364,976	3,382,813
JG Summit Holdings, Inc. (a)	3,807,296	5,083,446
Jollibee Foods Corp. (a)	541,418	2,005,560
LT Group, Inc. (a)	3,688,636	1,090,350
Manila Electric Co. (a)	350,803	1,959,349
Megaworld Corp. (a)	13,789,722	1,032,683

66
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Metro Pacific Investments Corp. (a)	17,808,972	1,499,405
Metropolitan Bank & Trust Co. (a)	2,283,907	2,396,372
PLDT, Inc. (a)	116,845	3,107,567
Puregold Price Club, Inc. (a)	1,325,942	1,013,662
San Miguel Corp. (a)	437,223	1,133,660
San Miguel Food & Beverage, Inc. (a)	847,977	1,173,364
Semirara Mining & Power Corp. (a)	1,776,187	467,109
SM Investments Corp. (a)	610,976	12,746,340
SM Prime Holdings, Inc. (a)	11,415,148	8,520,160
Universal Robina Corp. (a)	1,125,509	2,969,826
		80,381,907

Qatar 0.8%
Barwa Real Estate Co.	2,385,780	2,121,276
Doha Bank QPSC *	2,234,509	1,368,286
Ezdan Holding Group QSC *	2,134,543	909,089
Industries Qatar QSC	2,534,992	8,046,820
Masraf Al Rayan QSC	4,659,639	5,546,656
Mesaieed Petrochemical Holding Co.	5,714,896	2,950,231
Ooredoo QPSC	1,091,343	2,307,501
Qatar Aluminum Manufacturing Co.	3,440,182	1,024,946
Qatar Electricity & Water Co. QSC	653,105	3,120,485
Qatar Fuel QSC	639,492	2,964,131
Qatar Gas Transport Co., Ltd.	3,525,291	3,194,470
Qatar Insurance Co. SAQ	1,978,099	1,242,779
Qatar International Islamic Bank QSC	957,089	2,224,163
Qatar Islamic Bank SAQ	1,469,596	6,335,596
Qatar National Bank QPSC	5,657,783	26,799,411
The Commercial Bank PSQC	2,436,962	2,864,062
United Development Co. QSC	2,217,654	903,077
Vodafone Qatar QSC	2,228,933	875,844
		74,798,823

Russia 2.7%
Aeroflot PJSC *	1,241,951	1,159,349
Alrosa PJSC *	3,171,951	4,234,233
Federal Grid Co. Unified Energy System PJSC	276,611,537	796,760
Gazprom PJSC	13,355,213	39,221,279
Inter RAO UES PJSC	45,702,379	3,130,111
LUKOIL PJSC	461,400	34,686,633
Magnit PJSC	88,491	5,842,810
Magnitogorsk Iron & Steel Works PJSC	2,397,006	1,745,397
MMC Norilsk Nickel PJSC	66,383	20,795,479
Mobile TeleSystems PJSC	1,144,545	4,836,917
Moscow Exchange MICEX-RTS PJSC	1,838,436	4,265,739
Mosenergo PJSC	10,153,907	294,860
Novatek PJSC	1,319,329	22,627,941
Novolipetsk Steel PJSC	1,503,593	4,516,175
PhosAgro PJSC	43,804	2,380,093
Polyus PJSC	37,509	7,067,770
Rosneft Oil Co. PJSC	1,475,098	10,407,567
ROSSETI PJSC	39,505,433	900,112
Rostelecom PJSC *	1,191,375	1,728,622
RusHydro PJSC	151,986,973	1,593,939
Sberbank of Russia PJSC	12,927,690	46,833,663
Severstal PAO	250,110	4,526,559
Sistema PJSFC	3,791,230	1,770,911
Surgutneftegas PJSC	9,699,178	4,227,104
Tatneft PJSC	1,985,213	13,969,401
United Co. RUSAL International PJSC *	3,318,031	1,752,998
VTB Bank PJSC GDR	3,160,722	2,997,945
		248,310,367

Security	Number of Shares	Value ($)
Saudi Arabia 3.1%
Abdullah Al Othaim Markets Co.	51,865	1,689,882
Advanced Petrochemical Co.	136,763	2,472,345
Al Rajhi Bank	1,553,512	37,693,532
Alinma Bank *	1,267,149	5,473,354
Almarai Co. JSC	317,147	4,312,624
Arab National Bank	817,345	4,219,117
Arabian Centers Co., Ltd.	219,137	1,269,072
Bank Al-Jazira	561,038	2,013,484
Bank AlBilad	468,268	4,113,966
Banque Saudi Fransi	763,758	5,681,602
Bupa Arabia for Cooperative Insurance Co. *	70,794	2,253,780
Dallah Healthcare Co.	41,795	600,653
Dar Al Arkan Real Estate Development Co. *	684,228	1,603,617
Dr Sulaiman Al Habib Medical Services Group Co.	101,872	3,232,307
Emaar Economic City *	529,811	1,301,042
Etihad Etisalat Co. *	483,068	3,696,588
Fawaz Abdulaziz Al Hokair & Co. *	90,998	473,127
Jarir Marketing Co.	76,355	3,481,324
Mobile Telecommunications Co. *	604,760	2,160,721
Mouwasat Medical Services Co.	58,842	2,155,683
National Commercial Bank	1,715,853	21,502,491
National Industrialization Co. *	421,476	1,674,441
National Petrochemical Co.	150,727	1,555,295
Rabigh Refining & Petrochemical Co. *	308,753	1,200,272
Riyad Bank	1,873,002	9,888,132
Sahara International Petrochemical Co.	464,977	2,355,569
Samba Financial Group	1,249,352	11,242,669
Saudi Airlines Catering Co.	52,873	1,041,812
Saudi Arabian Fertilizer Co.	260,025	6,752,816
Saudi Arabian Mining Co. *	518,539	7,106,494
Saudi Arabian Oil Co.	3,239,863	29,845,958
Saudi Basic Industries Corp.	1,140,826	32,425,557
Saudi British Bank	1,243,843	8,012,598
Saudi Cement Co.	103,628	1,751,771
Saudi Electricity Co.	991,247	5,571,387
Saudi Ground Services Co. *	115,975	916,853
Saudi Industrial Investment Group	294,488	2,222,107
Saudi Kayan Petrochemical Co. *	950,100	3,759,361
Saudi Research & Marketing Group *	42,309	877,654
Saudi Telecom Co.	755,359	23,926,583
Saudia Dairy & Foodstuff Co.	19,541	818,007
Seera Group Holding *	203,789	937,848
Southern Province Cement Co.	85,947	1,952,456
The Co. for Cooperative Insurance *	77,376	1,638,089
The Qassim Cement Co.	58,366	1,338,349
The Savola Group	330,899	3,321,783
Yanbu Cement Co.	108,137	1,326,304
Yanbu National Petrochemical Co.	301,177	5,725,615
		280,586,091

South Africa 4.4%
Absa Group Ltd.	908,941	7,281,730
African Rainbow Minerals Ltd.	138,772	2,702,555
Anglo American Platinum Ltd.	75,451	9,137,062
AngloGold Ashanti Ltd.	530,801	10,624,956
Aspen Pharmacare Holdings Ltd. *	475,497	4,472,034
AVI Ltd.	437,199	2,049,427
Barloworld Ltd.	242,597	1,456,743
Bid Corp., Ltd.	420,963	7,875,208
Capitec Bank Holdings Ltd. *	111,245	9,832,747
Clicks Group Ltd.	307,714	4,972,589
Coronation Fund Managers Ltd.	336,609	1,106,084

67
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Dis-Chem Pharmacies Ltd. *	418,080	618,304
Discovery Ltd.	524,105	4,901,508
Distell Group Holdings Ltd.	99,861	733,484
Exxaro Resources Ltd.	316,728	3,577,926
FirstRand Ltd.	6,231,816	20,703,803
Fortress REIT Ltd., Class A	1,776,999	1,599,108
Gold Fields Ltd.	1,104,667	9,173,559
Growthpoint Properties Ltd.	3,910,294	3,529,172
Harmony Gold Mining Co., Ltd. *	674,720	2,556,107
Impala Platinum Holdings Ltd.	982,564	15,962,996
Investec Ltd.	400,111	1,046,886
Kumba Iron Ore Ltd.	71,569	3,066,652
Liberty Holdings Ltd.	164,968	766,556
Life Healthcare Group Holdings Ltd. *	1,800,277	2,134,718
Momentum Metropolitan Holdings	1,315,875	1,450,862
Mr Price Group Ltd.	327,665	3,773,299
MTN Group Ltd.	2,288,869	10,984,758
MultiChoice Group	547,140	4,611,202
Naspers Ltd., N Shares	537,072	124,744,313
Nedbank Group Ltd.	443,202	3,822,430
NEPI Rockcastle plc	612,785	3,753,681
Netcare Ltd.	1,871,055	1,691,161
Ninety One Ltd.	201,105	604,128
Northam Platinum Ltd. *	445,254	6,523,190
Old Mutual Ltd.	5,647,465	5,014,997
Pepkor Holdings Ltd. *	987,603	972,850
Pick n Pay Stores Ltd.	448,230	1,529,094
PSG Group Ltd.	217,937	957,002
Rand Merchant Investment Holdings Ltd.	986,137	1,985,133
Redefine Properties Ltd. *	7,276,509	1,993,729
Reinet Investments SCA	198,093	3,696,297
Remgro Ltd.	634,490	4,340,316
Resilient REIT Ltd.	418,585	1,231,746
Sanlam Ltd.	2,107,246	8,456,114
Santam Ltd.	57,219	916,222
Sappi Ltd. *	711,594	2,085,980
Sasol Ltd. *	702,093	8,734,531
Shoprite Holdings Ltd.	629,134	5,527,366
Sibanye Stillwater Ltd.	3,703,156	17,119,418
Standard Bank Group Ltd.	1,626,568	14,282,977
Telkom S.A. SOC Ltd.	347,403	938,106
The Bidvest Group Ltd.	431,513	4,793,402
The Foschini Group Ltd. *	418,435	2,901,039
The SPAR Group Ltd.	251,623	3,162,430
Tiger Brands Ltd.	209,437	2,788,622
Truworths International Ltd.	518,755	1,668,989
Vodacom Group Ltd.	742,063	6,103,571
Woolworths Holdings Ltd.	1,121,727	3,416,375
		398,457,244

Taiwan 16.0%
Accton Technology Corp.	660,000	6,220,267
Acer, Inc.	3,659,086	3,527,384
Advantech Co., Ltd.	515,619	6,710,776
Airtac International Group	185,047	6,444,506
ASE Technology Holding Co.,Ltd.	4,299,120	15,975,547
Asia Cement Corp.	2,976,286	4,557,530
ASMedia Technology, Inc.	49,445	3,017,916
Asustek Computer, Inc.	905,621	9,884,527
AU Optronics Corp. *	11,009,530	7,470,788
Capital Securities Corp.	2,481,644	1,256,303
Catcher Technology Co., Ltd.	932,224	6,426,246
Cathay Financial Holding Co., Ltd.	10,502,914	15,818,948
Chailease Holding Co., Ltd.	1,660,941	10,256,955
Chang Hwa Commercial Bank Ltd.	8,641,885	5,290,158
Cheng Shin Rubber Industry Co., Ltd.	2,316,277	3,588,452
Chicony Electronics Co., Ltd.	788,118	2,654,177
Security	Number of Shares	Value ($)
China Airlines Ltd. *	3,427,872	1,723,013
China Development Financial Holding Corp.	18,309,308	6,113,511
China Life Insurance Co., Ltd.	2,387,408	1,945,756
China Motor Corp. *	323,600	558,842
China Steel Corp.	15,570,956	13,836,502
Chunghwa Telecom Co., Ltd.	4,760,310	18,714,799
Compal Electronics, Inc.	5,218,535	4,159,464
CTBC Financial Holding Co., Ltd.	23,010,792	16,523,322
Delta Electronics, Inc.	2,733,148	27,525,285
E.Sun Financial Holding Co., Ltd.	15,462,423	14,017,635
Eclat Textile Co., Ltd.	244,510	3,770,471
ENNOSTAR, Inc. *	741,914	2,285,476
Eternal Materials Co., Ltd.	1,478,213	1,910,624
Eva Airways Corp.	3,310,374	1,877,889
Evergreen Marine Corp., Ltd. *	3,099,222	4,222,798
Far Eastern International Bank	3,305,899	1,264,081
Far Eastern New Century Corp.	4,913,799	5,107,422
Far EasTone Telecommunications Co., Ltd.	2,145,280	4,760,015
Feng TAY Enterprise Co., Ltd.	555,584	3,710,210
First Financial Holding Co., Ltd.	12,976,439	9,713,985
Formosa Chemicals & Fibre Corp.	4,392,008	13,561,177
Formosa Petrochemical Corp.	1,808,660	6,493,708
Formosa Plastics Corp.	6,182,560	21,642,567
Formosa Taffeta Co., Ltd.	1,446,000	1,575,661
Foxconn Technology Co., Ltd.	1,406,355	3,534,507
Fubon Financial Holding Co., Ltd.	9,234,114	16,543,660
Genius Electronic Optical Co., Ltd.	113,000	2,004,201
Giant Manufacturing Co., Ltd.	389,752	3,932,154
Globalwafers Co., Ltd.	265,451	7,052,643
Hiwin Technologies Corp.	335,634	4,808,113
Hon Hai Precision Industry Co., Ltd.	15,169,092	60,997,695
Hotai Motor Co., Ltd.	396,000	8,402,693
HTC Corp. *	974,778	1,014,938
Hua Nan Financial Holdings Co., Ltd.	12,320,518	8,028,629
Innolux Corp. *	10,872,029	6,635,831
Inventec Corp.	3,821,043	3,402,275
Largan Precision Co., Ltd.	129,456	15,314,874
Lite-On Technology Corp.	2,686,866	5,730,180
MediaTek, Inc.	1,877,713	60,405,021
Mega Financial Holding Co., Ltd.	13,843,901	14,513,667
Micro-Star International Co., Ltd.	877,095	4,692,116
momo.com, Inc.	54,000	1,874,805
Nan Ya Plastics Corp.	7,151,816	18,667,517
Nanya Technology Corp.	1,058,000	3,665,631
Nien Made Enterprise Co., Ltd.	177,752	2,488,943
Novatek Microelectronics Corp.	724,608	12,331,539
OBI Pharma, Inc. *	169,261	847,748
Oneness Biotech Co., Ltd. *	354,000	3,310,906
Parade Technologies Ltd.	89,100	3,790,809
Pegatron Corp.	2,538,657	6,799,527
Pou Chen Corp.	3,329,792	3,610,438
Powertech Technology, Inc.	871,000	3,127,188
President Chain Store Corp.	714,400	6,720,144
Quanta Computer, Inc.	3,361,057	10,257,242
Realtek Semiconductor Corp.	600,336	9,914,893
Shin Kong Financial Holding Co., Ltd.	15,117,669	4,499,613
Silergy Corp.	75,000	7,216,587
SinoPac Financial Holdings Co., Ltd.	13,728,699	5,742,369
Synnex Technology International Corp.	1,782,956	3,159,102
Taishin Financial Holding Co., Ltd.	13,301,864	6,184,692
Taiwan Business Bank	6,777,361	2,304,339
Taiwan Cement Corp.	6,425,739	9,689,652
Taiwan Cooperative Financial Holding Co., Ltd.	12,222,790	8,754,857
Taiwan Fertilizer Co., Ltd.	1,039,508	1,992,989
Taiwan Glass Industry Corp. *	2,118,311	1,521,092

68
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Taiwan High Speed Rail Corp.	2,574,000	2,786,324
Taiwan Mobile Co., Ltd.	1,998,524	6,967,298
Taiwan Secom Co., Ltd.	382,000	1,198,700
Taiwan Semiconductor Manufacturing Co., Ltd.	30,558,500	664,875,720
Teco Electric & Machinery Co., Ltd.	2,184,000	2,379,837
The Shanghai Commercial & Savings Bank Ltd.	4,148,000	5,942,203
TPK Holding Co., Ltd. *	382,041	688,572
Transcend Information, Inc.	428,000	1,004,980
U-Ming Marine Transport Corp.	430,000	534,943
Uni-President Enterprises Corp.	6,179,676	14,909,765
Unimicron Technology Corp.	1,614,348	5,651,160
United Microelectronics Corp.	14,833,850	28,866,158
Vanguard International Semiconductor Corp.	1,133,000	4,718,715
Walsin Lihwa Corp.	4,033,000	2,693,252
Walsin Technology Corp.	623,000	5,681,429
Wan Hai Lines Ltd.	906,000	1,559,742
Win Semiconductors Corp.	504,000	6,885,271
Wistron Corp.	3,616,080	4,154,548
Wiwynn Corp.	108,000	3,117,566
Yageo Corp.	576,000	12,263,459
Yuanta Financial Holding Co., Ltd.	14,980,368	11,429,237
Yulon Motor Co., Ltd. *	679,114	1,015,532
Zhen Ding Technology Holding Ltd.	823,000	3,545,822
		1,454,470,745

Thailand 2.4%
Advanced Info Service PCL NVDR	1,401,500	7,696,972
Airports of Thailand PCL NVDR	5,433,900	11,540,388
Asset World Corp. PCL NVDR	8,846,200	1,426,664
B Grimm Power PCL NVDR	934,900	1,489,139
Bangkok Bank PCL NVDR	1,291,400	5,228,167
Bangkok Dusit Medical Services PCL NVDR	11,148,100	7,398,772
Bangkok Expressway & Metro PCL NVDR	9,709,690	2,561,541
Bangkok Life Assurance PCL NVDR	747,400	617,563
Banpu PCL NVDR	5,637,600	2,151,399
Berli Jucker PCL NVDR	1,344,650	1,662,128
BTS Group Holdings PCL NVDR	10,553,000	3,291,794
Bumrungrad Hospital PCL NVDR	461,600	1,937,694
Carabao Group PCL	340,900	1,572,428
Central Pattana PCL NVDR	3,181,500	5,595,470
Central Retail Corp. PCL *	3,527,900	3,921,840
Charoen Pokphand Foods PCL NVDR	4,626,400	4,413,771
CP ALL PCL NVDR	6,645,200	13,120,604
Delta Electronics Thailand PCL NVDR	573,421	7,611,362
Digital Telecommunications Infrastructure Fund	6,984,600	2,619,080
Electricity Generating PCL NVDR	337,500	1,892,733
Energy Absolute PCL NVDR	2,070,251	4,293,701
Global Power Synergy PCL NVDR	874,768	2,184,380
Gulf Energy Development PCL NVDR	5,426,659	5,987,603
Home Product Center PCL NVDR	7,016,719	3,096,810
Indorama Ventures PCL NVDR	2,297,800	3,011,883
Intouch Holdings PCL NVDR	2,719,300	5,030,728
IRPC PCL NVDR	13,777,800	1,609,353
Kasikornbank PCL NVDR	2,244,800	10,540,541
Krung Thai Bank PCL NVDR	7,864,100	3,131,548
Krungthai Card PCL NVDR	1,568,800	3,305,751
Land & Houses PCL NVDR	8,547,400	2,240,732
Minor International PCL NVDR *	5,194,980	5,214,805
Muangthai Capital PCL NVDR	865,615	1,874,278
Osotspa PCL	1,488,063	1,715,951
PTT Exploration & Production PCL NVDR	1,803,704	6,883,224
Security	Number of Shares	Value ($)
PTT Global Chemical PCL NVDR	2,591,914	5,397,133
PTT PCL NVDR	18,223,400	24,189,016
Ratch Group PCL NVDR	1,129,200	1,920,408
Siam City Cement PCL NVDR	112,600	588,502
Siam Makro PCL	469,900	561,354
Sri Trang Gloves Thailand PCL	1,360,100	1,737,642
Srisawad Corp. PCL	766,800	1,603,066
Thai Oil PCL NVDR	1,354,500	2,663,153
Thai Union Group PCL NVDR	3,624,600	1,683,903
The Siam Cement PCL NVDR	1,056,900	12,836,416
The Siam Commercial Bank PCL NVDR	3,070,200	10,493,798
TMB Bank PCL NVDR	59,593,118	2,234,618
Total Access Communication PCL NVDR	931,300	981,210
True Corp. PCL NVDR	13,852,366	1,443,386
		216,204,402

Turkey 0.5%
Akbank T.A.S. *	3,342,972	2,730,980
Anadolu Efes Biracilik Ve Malt Sanayii A/S	294,559	937,919
Arcelik A/S *	213,869	956,615
Aselsan Elektronik Sanayi Ve Ticaret A/S	752,885	1,723,374
BIM Birlesik Magazalar A/S	575,016	5,123,828
Coca-Cola Icecek A/S	87,941	840,525
Enka Insaat ve Sanayi A/S	986,715	940,425
Eregli Demir ve Celik Fabrikalari T.A.S.	1,705,245	3,353,940
Ford Otomotiv Sanayi A/S	73,908	1,744,580
Haci Omer Sabanci Holding A/S	1,207,875	1,706,461
KOC Holding A/S	1,051,276	3,058,309
Koza Altin Isletmeleri A/S *	61,333	1,068,243
Petkim Petrokimya Holding A/S *	1,742,730	1,235,745
TAV Havalimanlari Holding A/S	242,658	815,839
Tekfen Holding A/S	193,719	419,141
Tofas Turk Otomobil Fabrikasi A/S	164,279	767,580
Turk Hava YollariI AO *	773,127	1,405,970
Turk Telekomunikasyon A/S	641,168	663,814
Turkcell Iletisim Hizmetleri A/S	1,549,852	3,311,560
Turkiye Garanti Bankasi A/S *	2,633,968	3,167,295
Turkiye Is Bankasi A/S, Class C *	1,731,637	1,337,595
Turkiye Petrol Rafinerileri A/S *	162,831	2,219,225
Turkiye Sise ve Cam Fabrikalari A/S	1,371,157	1,317,923
Turkiye Vakiflar Bankasi T.A.O., Class D *	776,849	434,608
Yapi ve Kredi Bankasi A/S *	2,212,315	790,326
		42,071,820

United Arab Emirates 0.8%
Abu Dhabi Commercial Bank PJSC	3,384,307	5,786,164
Abu Dhabi Islamic Bank PJSC	1,924,716	2,614,740
Air Arabia PJSC	3,132,220	1,074,445
Aldar Properties PJSC	4,991,886	4,946,835
DAMAC Properties Dubai Co. PJSC *	2,407,955	773,556
Dana Gas PJSC	5,927,554	1,118,330
Dubai Financial Market PJSC	2,033,190	553,528
Dubai Investments PJSC	2,475,390	970,437
Dubai Islamic Bank PJSC	2,333,247	3,017,280
Emaar Development PJSC *	1,130,742	821,932
Emaar Malls PJSC *	2,597,518	1,195,107
Emaar Properties PJSC *	4,493,588	4,269,529
Emirates NBD Bank PJSC	3,189,827	9,726,274
Emirates Telecommunications Group Co. PJSC	2,229,716	12,079,917
First Abu Dhabi Bank PJSC	5,569,862	22,290,668
		71,238,742
Total Common Stock
(Cost $6,236,193,182)		8,957,069,967

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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Preferred Stock 1.2% of net assets

Brazil 1.0%
Alpargatas S.A. *	240,036	1,504,465
Azul S.A. *	358,297	2,610,215
Banco Bradesco S.A.	5,421,507	22,374,581
Banco do Estado do Rio Grande do Sul S.A., Class B	291,554	661,261
Banco Inter S.A.	410,193	3,755,223
Bradespar S.A.	281,875	3,179,347
Braskem S.A., A Shares *	255,391	1,432,523
Centrais Eletricas Brasileiras S.A., B Shares	337,215	1,982,852
Cia de Transmissao de Energia Electrica Paulista	241,569	1,035,968
Cia Energetica de Sao Paulo, B Shares	247,524	1,211,626
Companhia Energetica de Minas Gerais	1,461,365	3,136,151
Companhia Paranaense de Energia, B Shares	120,044	1,261,819
Gerdau S.A.	1,393,033	6,466,435
Itausa S.A.	5,703,528	10,182,953
Lojas Americanas S.A.	1,017,501	4,547,950
Lojas Americanas S.A. - Interim Shares *(a)	9,250	41,345
Petroleo Brasileiro S.A.	5,818,724	23,220,395
Usinas Siderurgicas de Minas Gerais S.A., A Shares	508,265	1,481,096
		90,086,205

Chile 0.1%
Embotelladora Andina S.A., B Shares	288,752	781,483
Sociedad Quimica y Minera de Chile S.A., B Shares	153,822	8,252,961
		9,034,444

Colombia 0.0%
Grupo Aval Acciones y Valores S.A.	5,034,468	1,653,977
Grupo de Inversiones Suramericana S.A.	100,720	554,279
		2,208,256

Russia 0.1%
Bashneft PJSC	38,990	601,556
Surgutneftegas PJSC	9,486,226	5,004,808
Security	Number of Shares	Value ($)
Tatneft PJSC	157,849	1,041,491
Transneft PJSC	1,820	3,496,549
		10,144,404
Total Preferred Stock
(Cost $121,582,624)		111,473,309

Other Investment Companies 0.5% of net assets

United States 0.5%
Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	32,664,256	32,664,256
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	13,211,709	13,211,709
Total Other Investment Companies
(Cost $45,875,965)		45,875,965

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 03/19/21	214	14,317,670	(545,564)
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $12,301,330.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,441,869,367	$—	$—	$3,441,869,367
Brazil	380,615,472	—	12,719	380,628,191
China	4,036,611,232	—	897,490	4,037,508,722
Greece	19,790,859	—	— *	19,790,859
Hong Kong	—	—	— *	—
India	996,689,069	—	201,852	996,890,921
Philippines	—	—	80,381,907	80,381,907
Preferred Stock[1]	21,387,104	—	—	21,387,104
Brazil	90,044,860	—	41,345	90,086,205
Other Investment Companies[1]	45,875,965	—	—	45,875,965
Liabilities
Futures Contracts[2]	(545,564)	—	—	(545,564)
Total	$9,032,338,364	$—	$81,535,313	$9,113,873,677
*	Level 3 amount shown includes securities determined to have no value at February 28, 2021.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of February 28, 2021; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $6,390,440,062) including securities on loan of $12,301,330		$9,101,207,532
Collateral invested for securities on loan, at value (cost $13,211,709)		13,211,709
Deposit with broker for futures contracts		1,223,505
Foreign currency, at value (cost $8,402,487)		8,350,051
Receivables:
Investments sold		583,639
Dividends		2,948,334
Income from securities on loan	+	42,705
Total assets		9,127,567,475
Liabilities
Collateral held for securities on loan		13,211,709
Payables:
Investments bought		943,163
Management fees		792,054
Foreign capital gains tax		32,437,449
Variation margin on futures contracts	+	202,232
Total liabilities		47,586,607
Net Assets
Total assets		9,127,567,475
Total liabilities	–	47,586,607
Net assets		$9,079,980,868
Net Assets by Source
Capital received from investors		7,248,818,326
Total distributable earnings		1,831,162,542

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,079,980,868		284,100,000		$31.96

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Schwab Emerging Markets Equity ETF
Statement of Operations

For the period September 1, 2020 through February 28, 2021; unaudited
Investment Income
Dividends (net of foreign withholding tax of $5,214,835)		$35,509,200
Securities on loan, net	+	193,682
Total investment income		35,702,882
Expenses
Management fees		4,418,688
Professional fees	+	27,296*
Total expenses		4,445,984
Expense reduction by CSIM	-	27,296*
Net expenses	–	4,418,688
Net investment income		31,284,194
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gains tax of $29,920)		(127,448,630)
Net realized gains on futures contracts		4,231,919
Net realized losses on foreign currency transactions	+	(487,546)
Net realized losses		(123,704,257)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $25,618,826)		1,542,729,218
Net change in unrealized appreciation (depreciation) on futures contracts		(1,182,067)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(48,798)
Net change in unrealized appreciation (depreciation)	+	1,541,498,353
Net realized and unrealized gains		1,417,794,096
Increase in net assets resulting from operations		$1,449,078,290
*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.
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Schwab Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/20-2/28/21		9/1/19-8/31/20
Net investment income		$31,284,194	$197,442,436
Net realized losses		(123,704,257)	(217,291,755)
Net change in unrealized appreciation (depreciation)	+	1,541,498,353	794,019,807
Increase in net assets resulting from operations		1,449,078,290	774,170,488
Distributions to Shareholders
Total distributions		($144,394,260)	($206,667,900)

Transactions in Fund Shares
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		18,700,000	$579,774,723	33,000,000	$853,017,880
Shares redeemed	+	—	—	(1,500,000)	(29,444,732)
Net transactions in fund shares		18,700,000	$579,774,723	31,500,000	$823,573,148
Shares Outstanding and Net Assets
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		265,400,000	$7,195,522,115	233,900,000	$5,804,446,379
Total increase	+	18,700,000	1,884,458,753	31,500,000	1,391,075,736
End of period		284,100,000	$9,079,980,868	265,400,000	$7,195,522,115
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Schwab International Equity ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab International Equity ETF	Schwab Short-Term U.S. Treasury ETF
Schwab International Small-Cap Equity ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab Emerging Markets Equity ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab U.S. Aggregate Bond ETF
Schwab 1000 Index® ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. REIT ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. TIPS ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 100,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabfunds.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs) referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2021 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their fair value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of February 28, 2021, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 28, 2021, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked to- market gains (as well as any gains realized on sale).
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The funds filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between CSIM and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, semiannually. The funds generally make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes accrued as of February 28, 2021, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
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Financial Notes, unaudited (continued)

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters or epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Sampling Index Tracking Risk. Each fund uses statistical sampling techniques, and as a result, a fund may not fully replicate its respective index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because each fund utilizes a sampling approach, it may not track the return of its respective index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk and leverage risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold. (See the unaudited Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to a fund’s daily NAV.)
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
0.06%	0.11%	0.11%
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 28, 2021, as applicable:
	Underlying Funds
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Schwab VIT Balanced Portfolio	0.0%*	0.1%	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.1%	0.2%	0.1%
Schwab VIT Growth Portfolio	0.1%	0.3%	0.1%
Schwab Target 2010 Index Fund	0.0%*	-%	-%
Schwab Target 2015 Index Fund	0.0%*	-%	-%
Schwab Target 2020 Index Fund	0.1%	-%	-%
Schwab Target 2025 Index Fund	0.3%	-%	0.1%
Schwab Target 2030 Index Fund	0.4%	-%	0.2%
Schwab Target 2035 Index Fund	0.3%	-%	0.1%
Schwab Target 2040 Index Fund	0.4%	-%	0.2%
Schwab Target 2045 Index Fund	0.3%	-%	0.2%
Schwab Target 2050 Index Fund	0.3%	-%	0.2%
Schwab Target 2055 Index Fund	0.2%	-%	0.1%
Schwab Target 2060 Index Fund	0.2%	-%	0.2%
Schwab Target 2065 Index Fund	0.0%*	-%	0.0%*
*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
The professional fees incurred by the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF were $145,203, $9,742 and $27,296, respectively. There was no reimbursements made by the funds to the investment adviser during the period ended February 28, 2021.
As of February 28, 2021, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser was $341,844 for Schwab International Equity ETF, $14,238 for Schwab International Small-Cap Equity ETF and $45,262 for Schwab Emerging Markets Equity ETF.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board under Rule 17a-7 of the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2021, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab International Equity ETF	$236,686,942	($97,019,103)
Schwab International Small-Cap Equity ETF	207,502,493	8,265,741
Schwab Emerging Markets Equity ETF	70,579,201	(17,518,907)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was further amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
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Financial Notes, unaudited (continued)

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at February 28, 2021 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 28, 2021, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab International Equity ETF	$101,050,586	1,020
Schwab International Small-Cap Equity ETF	7,804,419	79
Schwab Emerging Markets Equity ETF	17,403,379	297

9. Purchases and Sales of Investment Securities:
For the period ended February 28, 2021, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab International Equity ETF	$672,794,294	$668,744,554
Schwab International Small-Cap Equity ETF	346,724,207	359,432,498
Schwab Emerging Markets Equity ETF	948,683,672	637,380,903

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 28, 2021, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab International Equity ETF	$1,330,640,699	$—
Schwab International Small-Cap Equity ETF	168,273,313	57,688,164
Schwab Emerging Markets Equity ETF	148,512,091	—
For the period ended February 28, 2021, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 28, 2021 are disclosed in the funds’ Statements of Operations.
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Financial Notes, unaudited (continued)

11. Federal Income Taxes
As of February 28, 2021, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Tax cost	$19,844,465,670	$2,607,856,703	$6,561,493,741
Gross unrealized appreciation	$5,648,497,381	$750,949,204	$2,964,825,965
Gross unrealized depreciation	(1,362,949,589)	(184,004,941)	(412,446,029)
Net unrealized appreciation (depreciation)	$4,285,547,792	$566,944,263	$2,552,379,936
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2020, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
No expiration	$829,241,625	$206,837,645	$513,553,247
Total	$829,241,625	$206,837,645	$513,553,247
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2021. The tax-basis components of distributions paid during the fiscal year ended August 31, 2020 were as follows:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Ordinary income	$591,185,650	$67,564,440	$206,667,900
As of August 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2020, the funds did not incur any interest or penalties.

13. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Liquidity Risk Management Program  (Unaudited)

The Funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Funds’ Board of Trustees (the “Board”) has designated the Funds’ investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”) as the administrator of the program. Personnel of CSIM or its affiliates conduct the day-to-day operation of the program.
Under the program, CSIM manages a Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The program is reasonably designed to assess and manage a Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. CSIM’s process of determining the degree of liquidity of each Fund’s investments is supported by third-party liquidity assessment vendors.
The Funds’ Board reviewed a report at its meeting held on September 22, 2020 prepared by CSIM regarding the operation and effectiveness of the program for the period June 1, 2019, through May 31, 2020. No significant liquidity events impacting any of the Funds were noted in the report. In addition, CSIM provided its assessment that the program had been operating effectively in managing each Fund’s liquidity risk.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	103	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net)  An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

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Schwab International Equity ETFs
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

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Notes

Schwab International Equity ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2021 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR54790-11
00258632

Semiannual Report  |  February 28, 2021
Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF	SCHB
Schwab 1000 Index® ETF	SCHK
Schwab U.S. Large-Cap ETF	SCHX
Schwab U.S. Large-Cap Growth ETF	SCHG
Schwab U.S. Large-Cap Value ETF	SCHV
Schwab U.S. Mid-Cap ETF	SCHM
Schwab U.S. Small-Cap ETF	SCHA
Schwab U.S. Dividend Equity ETF	SCHD

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended February 28, 2021
Schwab U.S. Broad Market ETF (Ticker Symbol: SCHB)
Market Price Return[1]	13.46%
NAV Return[1]	13.53%
Dow Jones U.S. Broad Stock Market Index	13.53%
ETF Category: Morningstar Large Blend[2]	12.03%
Performance Details	pages 6-7

Schwab 1000 Index ETF (Ticker Symbol: SCHK)
Market Price Return[1]	11.78%
NAV Return[1]	11.68%
Schwab 1000 Index®	11.71%
Russell 1000® Index	11.78%
ETF Category: Morningstar Large Blend[2]	12.03%
Performance Details	pages 8-9

Schwab U.S. Large-Cap ETF (Ticker Symbol: SCHX)
Market Price Return[1]	11.38%
NAV Return[1]	11.31%
Dow Jones U.S. Large-Cap Total Stock Market Index	11.32%
ETF Category: Morningstar Large Blend[2]	12.03%
Performance Details	pages 10-11

Schwab U.S. Large-Cap Growth ETF (Ticker Symbol: SCHG)
Market Price Return[1]	6.89%
NAV Return[1]	6.90%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	6.92%
ETF Category: Morningstar Large Growth[2]	10.01%
Performance Details	pages 12-13
Total Returns for the 6 Months Ended February 28, 2021
Schwab U.S. Large-Cap Value ETF (Ticker Symbol: SCHV)
Market Price Return[1]	17.25%
NAV Return[1]	17.14%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	17.14%
ETF Category: Morningstar Large Value[2]	17.95%
Performance Details	pages 14-15

Schwab U.S. Mid-Cap ETF (Ticker Symbol: SCHM)
Market Price Return[1]	27.98%
NAV Return[1]	27.80%
Dow Jones U.S. Mid-Cap Total Stock Market Index	27.84%
ETF Category: Morningstar Mid-Cap Blend[2]	25.09%
Performance Details	pages 16-17

Schwab U.S. Small-Cap ETF (Ticker Symbol: SCHA)
Market Price Return[1]	39.30%
NAV Return[1]	39.33%
Dow Jones U.S. Small-Cap Total Stock Market Index	39.30%
ETF Category: Morningstar Small Blend[2]	37.54%
Performance Details	pages 18-19

Schwab U.S. Dividend Equity ETF (Ticker Symbol: SCHD)
Market Price Return[1]	19.99%
NAV Return[1]	19.91%
Dow Jones U.S. Dividend 100TM Index	19.97%
ETF Category: Morningstar Large Value[2]	17.95%
Performance Details	pages 20-21
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Indices are products of S& P Dow Jones Indices LLC and/or its affiliates, and have been licensed for use by CSIM. The Schwab U.S. Equity ETFs, based on their respective Dow Jones Indices, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such products.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
The Investment Environment

For the six-month reporting period ended February 28, 2021, U.S. equity markets generated positive returns, with major market indices achieving repeated record highs during the reporting period. Despite persisting COVID-19 pandemic-driven stresses on the global economy—including widespread business disruptions, high unemployment, and prolonged stay-at-home orders—and a resurgence of COVID-19 cases in the fall and into the winter, markets were buoyed by the extensive emergency rescue and fiscal stimulus measures passed by governments and central banks around the world beginning in March 2020, as well as the initial distribution of COVID-19 vaccines in December 2020 and the expanded rollout in 2021. The COVID-19 vaccine rollout helped to fuel the early stages of a shift in the market towards cyclical sectors, beginning in November and December and continuing through the remainder of the reporting period. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 9.74%. Small- and mid-cap stocks were significantly stronger, with the Russell 2000® Index and the Dow Jones U.S. Mid-Cap Total Stock Market Index and returning 41.69% and 27.84%, respectively. Value stocks outperformed growth across both large- and small-cap stocks, a shift from recent trends.
Bolstered by the extensive emergency rescue and fiscal stimulus measures passed by the U.S. Federal Reserve (Fed) and U.S. Congress, the U.S. economy has held up relatively well, especially given the intensity of the COVID-19 pandemic’s economic impact. After falling by an annualized rate of 31.4% in the second quarter of 2020, U.S. gross domestic product (GDP) jumped by an annualized rate of 33.4% for the third quarter of 2020, reflecting pent-up consumer demand and government support. GDP grew at an annualized rate of 4.3% for the fourth quarter of 2020. For the full year of 2020, GDP decreased by 3.5%. Unemployment skyrocketed in April 2020, but fell in subsequent months. Inflation remained well below the Fed’s traditional target of 2%, although inflation concerns rose toward the end of the reporting period when the yield on the 10-year U.S. Treasury spiked to its highest level in more than a year.
Asset Class Performance Comparison % returns during the 6 months ended February 28, 2021

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
The Investment Environment (continued)

Central banks around the world, including the Fed, maintained the low—and for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. In the U.S., the federal funds rate remained in a range of 0.00% to 0.25% throughout the period. In addition, other Fed-driven emergency measures remained in effect, including large purchases of U.S. Treasuries and other securities to support smooth market function, facilitating the flow of credit to municipalities, financing for employers, consumers, and businesses, and the establishment of facilities to support credit to businesses and consumers alike. In August, the Fed announced that it was shifting its interest rate policy approach to allow inflation to rise above its previous 2% target for periods of time, even in times of rising employment.
Performance across sectors varied throughout the reporting period as a shift in the market towards cyclical sectors began in November and December. Among the sectors in the Dow Jones U.S. Broad Market Index, all sectors except one posted positive returns for the reporting period. The strongest performer was the energy sector, which recovered after plummeting demand drove oil prices to deteriorate in early 2020, ending the reporting period at a level unseen since prior to the onset of the COVID-19 pandemic. The financials sector also posted strong performance over the reporting period, in part due to higher-than-expected trading revenues and lower-than-expected loan defaults, along with an improving economic outlook, ongoing fiscal and monetary stimulus measures, and the potential for a steepening yield curve that would increase banks’ profits. The weakest sector for the reporting period, and the only sector with a negative return, was the consumer staples sector, a defensive sector that is typically less affected by changes in economic and business cycles. Earnings within the sector have been challenged by aggressive cost-cutting and limited pricing power in a low interest-rate environment. The utilities sector posted the weakest positive returns for the reporting period. The utilities sector tends to underperform when concerns about economic slowing fade, in part because of its traditional defensive nature.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Fund Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Before joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years. Mr. Sinha also spent time as a software consultant at DPM Mellon, LLC and an equity trader at Jane Street Capital.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Broad Market ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Broad Market ETF (11/3/09)
Market Price Return[2]	13.46%	35.19%	17.36%	13.42%
NAV Return[2]	13.53%	35.35%	17.36%	13.43%
Dow Jones U.S. Broad Stock Market Index	13.53%	35.36%	17.38%	13.42%
ETF Category: Morningstar Large Blend[3]	12.03%	30.01%	15.25%	11.94%
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Broad Market ETF
Performance and Fund Facts as of February 28, 2021

Statistics1
Number of Holdings	2,536
Weighted Average Market Cap (millions)	$387,634
Price/Earnings Ratio (P/E)	28.2
Price/Book Ratio (P/B)	3.8
Portfolio Turnover Rate	3% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab 1000 Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*
Fund: Schwab 1000 Index ETF (10/11/17)
Market Price Return[2]	11.78%	33.96%	14.79%	15.27%
NAV Return[2]	11.68%	33.96%	14.82%	15.27%
Schwab 1000 Index®	11.71%	34.04%	14.88%	15.33%
Russell 1000® Index	11.78%	34.28%	14.98%	15.42%
ETF Category: Morningstar Large Blend[3]	12.03%	30.01%	12.33%	N/A
Fund Expense Ratio[4]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*	Inception (10/11/17) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab 1000 Index ETF
Performance and Fund Facts as of February 28, 2021

Statistics1
Number of Holdings	1,001 [2]
Weighted Average Market Cap (millions)	$413,169
Price/Earnings Ratio (P/E)	28.7
Price/Book Ratio (P/B)	4.0
Portfolio Turnover Rate	5% [3,4]
Sector Weightings % of Investments5

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	As a result of the Schwab 1000 Index®’s once per year reconstitution and the effects of certain corporate actions, the fund may hold more or less than 1,000 securities.
[3]	Not annualized.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap ETF (11/3/09)
Market Price Return[2]	11.38%	33.67%	17.39%	13.54%
NAV Return[2]	11.31%	34.02%	17.39%	13.55%
Dow Jones U.S. Large-Cap Total Stock Market Index	11.32%	34.06%	17.42%	13.60%
ETF Category: Morningstar Large Blend[3]	12.03%	30.01%	15.25%	11.94%
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap ETF
Performance and Fund Facts as of February 28, 2021

Statistics1
Number of Holdings	762
Weighted Average Market Cap (millions)	$429,244
Price/Earnings Ratio (P/E)	28.8
Price/Book Ratio (P/B)	4.0
Portfolio Turnover Rate	3% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Growth ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Growth ETF (12/11/09)
Market Price Return[2]	6.89%	44.43%	22.29%	16.22%
NAV Return[2]	6.90%	44.68%	22.29%	16.21%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	6.92%	44.74%	22.35%	16.28%
ETF Category: Morningstar Large Growth[3]	10.01%	44.34%	20.63%	14.67%
Fund Expense Ratio[4]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S& P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Growth ETF
Performance and Fund Facts as of February 28, 2021

Statistics1
Number of Holdings	231
Weighted Average Market Cap (millions)	$780,482
Price/Earnings Ratio (P/E)	39.5
Price/Book Ratio (P/B)	9.0
Portfolio Turnover Rate	13% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	Amount is less than 0.05%.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Value ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Value ETF (12/11/09)
Market Price Return[2]	17.25%	21.08%	12.06%	10.58%
NAV Return[2]	17.14%	21.27%	12.05%	10.58%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	17.14%	21.31%	12.10%	10.68%
ETF Category: Morningstar Large Value[3]	17.95%	22.52%	11.52%	9.67%
Fund Expense Ratio[4]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S& P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Value ETF
Performance and Fund Facts as of February 28, 2021

Statistics1
Number of Holdings	534
Weighted Average Market Cap (millions)	$129,871
Price/Earnings Ratio (P/E)	23.0
Price/Book Ratio (P/B)	2.7
Portfolio Turnover Rate	24% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Mid-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Mid-Cap ETF (1/13/11)
Market Price Return[2]	27.98%	36.76%	15.82%	12.36%
NAV Return[2]	27.80%	36.61%	15.82%	12.35%
Dow Jones U.S. Mid-Cap Total Stock Market Index	27.84%	36.68%	15.87%	12.40%
ETF Category: Morningstar Mid-Cap Blend[3]	25.09%	34.13%	13.74%	10.44%
Fund Expense Ratio[4]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Mid-Cap ETF
Performance and Fund Facts as of February 28, 2021

Statistics1
Number of Holdings	511
Weighted Average Market Cap (millions)	$11,466
Price/Earnings Ratio (P/E)	26.1
Price/Book Ratio (P/B)	2.8
Portfolio Turnover Rate	22% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Small-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Small-Cap ETF (11/3/09)
Market Price Return[2]	39.30%	48.50%	17.00%	12.05%
NAV Return[2]	39.33%	48.86%	17.01%	12.07%
Dow Jones U.S. Small-Cap Total Stock Market Index	39.30%	48.78%	16.98%	12.04%
ETF Category: Morningstar Small Blend[3]	37.54%	41.65%	14.46%	10.47%
Fund Expense Ratio[4]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Small-Cap ETF
Performance and Fund Facts as of February 28, 2021

Statistics1
Number of Holdings	1,797
Weighted Average Market Cap (millions)	$4,716
Price/Earnings Ratio (P/E)	21.6
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate	12% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Dividend Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Dividend Equity ETF (10/20/11)
Market Price Return[2]	19.99%	35.81%	15.75%	14.54%
NAV Return[2]	19.91%	35.92%	15.72%	14.54%
Dow Jones U.S. Dividend 100TM Index	19.97%	36.06%	15.83%	14.66%
ETF Category: Morningstar Large Value[3]	17.95%	22.52%	11.52%	N/A
Fund Expense Ratio[4]: 0.06%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
The fund may underperform other funds that do not limit their investment to dividend paying stocks. Stocks held by the fund may reduce or stop paying dividends, affecting the fund’s ability to generate income. Diversification strategies do not ensure a profit and do not protect against losses in declining markets.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100TM Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (10/20/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Dividend Equity ETF
Performance and Fund Facts as of February 28, 2021

Statistics1
Number of Holdings	99
Weighted Average Market Cap (millions)	$85,828
Price/Earnings Ratio (P/E)	20.5
Price/Book Ratio (P/B)	2.9
Portfolio Turnover Rate	7% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2020 and held through February 28, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/20	Ending Account Value (Net of Expenses) at 2/28/21	Expenses Paid During Period 9/1/20-2/28/21[2]
Schwab U.S. Broad Market ETF
Actual Return	0.03%	$1,000.00	$1,135.30	$0.16
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab 1000 Index ETF
Actual Return	0.05%	$1,000.00	$1,116.80	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab U.S. Large-Cap ETF
Actual Return	0.03%	$1,000.00	$1,113.10	$0.16
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab U.S. Large-Cap Growth ETF
Actual Return	0.04%	$1,000.00	$1,069.00	$0.21
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab U.S. Large-Cap Value ETF
Actual Return	0.04%	$1,000.00	$1,171.40	$0.22
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab U.S. Mid-Cap ETF
Actual Return	0.04%	$1,000.00	$1,278.00	$0.23
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab U.S. Small-Cap ETF
Actual Return	0.04%	$1,000.00	$1,393.30	$0.24
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab U.S. Dividend Equity ETF
Actual Return	0.06%	$1,000.00	$1,199.10	$0.33
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Broad Market ETF
Financial Statements
Financial Highlights
	9/1/20– 2/28/21*	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$83.28	$70.13	$70.55	$59.72	$52.42	$48.02
Income (loss) from investment operations:
Net investment income (loss)[1]	0.69	1.47	1.43	1.18	1.12	1.03
Net realized and unrealized gains (losses)	10.45	13.12	(0.55)	10.77	7.20	4.34
Total from investment operations	11.14	14.59	0.88	11.95	8.32	5.37
Less distributions:
Distributions from net investment income	(0.85)	(1.44)	(1.30)	(1.12)	(1.02)	(0.97)
Net asset value at end of period	$93.57	$83.28	$70.13	$70.55	$59.72	$52.42
Total return	13.53% [2]	21.24%	1.35%	20.20%	16.03%	11.35%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03% [3]	0.03%	0.03%	0.03%	0.03%	0.03% [4]
Net investment income (loss)	1.60% [3]	2.02%	2.12%	1.81%	1.99%	2.09%
Portfolio turnover rate[5]	3% [2]	4%	4%	4%	4%	5%
Net assets, end of period (x 1,000)	$18,750,915	$16,548,529	$14,877,368	$13,326,391	$10,215,289	$6,858,980

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.9%
Adient plc *	43,630	1,617,800
American Axle & Manufacturing Holdings, Inc. *	53,110	518,885
Aptiv plc *	128,119	19,197,351
Autoliv, Inc. *	37,250	3,352,500
BorgWarner, Inc.	116,421	5,238,945
Cooper Tire & Rubber Co.	24,966	1,429,054
Cooper-Standard Holding, Inc. *	7,629	273,271
Dana, Inc.	69,640	1,658,128
Dorman Products, Inc. *	14,203	1,416,181
Fisker, Inc. *	68,581	1,954,558
Ford Motor Co. *	1,854,328	21,695,638
Fox Factory Holding Corp. *	19,892	2,529,268
General Motors Co.	597,697	30,679,787
Gentex Corp.	116,318	4,115,331
Gentherm, Inc. *	15,244	1,079,123
Harley-Davidson, Inc.	72,450	2,584,291
LCI Industries	11,924	1,680,569
Lear Corp.	26,309	4,369,662
Lordstown Motors Corp., Class A *	46,806	905,228
Modine Manufacturing Co. *	21,844	302,976
Motorcar Parts of America, Inc. *	8,025	170,772
Patrick Industries, Inc.	10,113	798,219
Standard Motor Products, Inc.	10,170	427,242
Stoneridge, Inc. *	12,507	383,465
Tenneco, Inc., Class A *	27,310	304,233
Tesla, Inc. *	360,611	243,592,730
The Goodyear Tire & Rubber Co. *	113,309	1,904,724
Thor Industries, Inc.	26,131	3,058,895
Veoneer, Inc. *	43,212	1,187,466
Visteon Corp. *	13,204	1,679,153
Winnebago Industries, Inc.	16,262	1,131,835
Workhorse Group, Inc. *(a)	50,296	813,286
XPEL, Inc. *	7,774	375,873
		362,426,439

Banks 4.6%
1st Source Corp.	8,312	368,803
Allegiance Bancshares, Inc.	9,422	354,738
Altabancorp	8,608	296,287
Ameris Bancorp	34,048	1,622,047
Arrow Financial Corp.	8,255	263,004
Associated Banc-Corp.	72,634	1,463,575
Atlantic Union Bankshares Corp.	37,972	1,394,712
Axos Financial, Inc. *	25,242	1,167,947
Banc of California, Inc.	21,122	392,024
BancFirst Corp.	8,827	563,869
BancorpSouth Bank	44,302	1,331,718
Bank of America Corp.	3,618,590	125,601,259
Bank of Hawaii Corp.	18,761	1,641,587
Bank of Marin Bancorp	5,757	213,009
Bank OZK	55,953	2,306,383
BankUnited, Inc.	43,773	1,759,237
Security	Number of Shares	Value ($)
Banner Corp.	16,417	850,072
Berkshire Hills Bancorp, Inc.	23,003	463,740
BOK Financial Corp.	14,279	1,228,851
Boston Private Financial Holdings, Inc.	37,147	511,143
Bridgewater Bancshares, Inc. *	11,925	172,316
Brookline Bancorp, Inc.	36,140	514,272
Bryn Mawr Bank Corp.	9,489	358,969
Byline Bancorp, Inc.	11,277	224,638
Cadence BanCorp	59,804	1,227,178
Camden National Corp.	7,141	289,425
Capitol Federal Financial, Inc.	61,151	813,920
Carter Bankshares, Inc. *	10,579	125,150
Cathay General Bancorp	35,390	1,332,080
CBTX, Inc.	9,141	266,643
Central Pacific Financial Corp.	14,232	322,070
CIT Group, Inc.	46,732	2,119,296
Citigroup, Inc.	989,108	65,162,435
Citizens Financial Group, Inc.	202,604	8,801,118
City Holding Co.	6,840	514,436
Columbia Banking System, Inc.	34,708	1,537,217
Columbia Financial, Inc. *	24,051	392,993
Comerica, Inc.	66,162	4,505,632
Commerce Bancshares, Inc.	50,702	3,753,469
Community Bank System, Inc.	25,377	1,806,589
Community Trust Bancorp, Inc.	8,252	337,177
ConnectOne Bancorp, Inc.	15,801	367,057
CrossFirst Bankshares, Inc. *	22,173	296,010
Cullen/Frost Bankers, Inc.	26,531	2,769,836
Customers Bancorp, Inc. *	13,981	374,411
CVB Financial Corp.	60,426	1,293,721
Dime Community Bancshares, Inc.	18,312	538,556
Eagle Bancorp, Inc.	15,662	765,715
East West Bancorp, Inc.	67,120	4,843,379
Eastern Bankshares, Inc. *	88,305	1,555,051
Enterprise Financial Services Corp.	14,776	635,368
Equity Bancshares, Inc., Class A *	7,707	200,382
Essent Group Ltd.	53,563	2,208,402
F.N.B. Corp.	152,698	1,806,417
FB Financial Corp.	14,873	630,764
Federal Agricultural Mortgage Corp., Class C	4,142	357,247
Fifth Third Bancorp	337,998	11,725,151
Financial Institutions, Inc.	7,475	204,666
First BanCorp	105,118	1,102,688
First Bancorp (North Carolina)	13,531	544,893
First Bancshares, Inc.	11,397	365,502
First Busey Corp.	24,077	551,123
First Citizens BancShares, Inc., Class A	3,356	2,476,359
First Commonwealth Financial Corp.	48,120	645,289
First Community Bankshares, Inc.	6,041	155,012
First Financial Bancorp	48,953	1,098,016
First Financial Bankshares, Inc.	67,564	3,017,408
First Financial Corp.	5,850	247,923
First Foundation, Inc.	17,901	409,038
First Hawaiian, Inc.	62,053	1,730,658
First Horizon Corp.	263,094	4,262,123
First Interstate BancSystem, Inc., Class A	16,041	728,582
First Merchants Corp.	25,703	1,080,811

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
First Mid Bancshares, Inc.	6,317	229,876
First Midwest Bancorp, Inc.	54,183	1,071,740
First Republic Bank	82,493	13,590,722
Flagstar Bancorp, Inc.	22,308	967,944
Flushing Financial Corp.	13,206	274,025
Fulton Financial Corp.	78,556	1,213,690
German American Bancorp, Inc.	11,356	447,426
Glacier Bancorp, Inc.	45,455	2,463,661
Great Southern Bancorp, Inc.	4,834	255,187
Great Western Bancorp, Inc.	27,879	747,994
Hancock Whitney Corp.	42,373	1,599,581
Hanmi Financial Corp.	14,047	240,485
Harborone Bancorp, Inc.	31,165	372,422
HBT Financial, Inc.	4,498	72,598
Heartland Financial USA, Inc.	16,040	749,710
Heritage Commerce Corp.	27,950	265,805
Heritage Financial Corp.	16,306	422,162
Hilltop Holdings, Inc.	30,696	1,014,196
Home BancShares, Inc.	72,024	1,760,267
HomeStreet, Inc.	10,982	471,787
HomeTrust Bancshares, Inc.	6,976	161,425
Hope Bancorp, Inc.	58,136	765,070
Horizon Bancorp, Inc.	19,513	348,502
Huntington Bancshares, Inc.	484,333	7,429,668
Independent Bank Corp.	15,579	1,332,160
Independent Bank Group, Inc.	17,403	1,212,815
International Bancshares Corp.	25,807	1,124,669
Investors Bancorp, Inc.	107,434	1,433,170
JPMorgan Chase & Co.	1,449,037	213,254,775
Kearny Financial Corp.	37,742	428,372
KeyCorp	463,248	9,329,815
Lakeland Bancorp, Inc.	22,699	355,920
Lakeland Financial Corp.	12,031	829,537
Live Oak Bancshares, Inc.	13,166	725,578
Luther Burbank Corp.	6,958	71,041
M&T Bank Corp.	61,225	9,241,301
Mercantile Bank Corp.	8,382	245,090
Merchants Bancorp	8,119	276,290
Meridian Bancorp, Inc.	26,667	446,672
Meta Financial Group, Inc.	16,933	749,963
Metrocity Bankshares, Inc. (a)	9,695	138,542
MGIC Investment Corp.	161,001	1,960,992
Midland States Bancorp, Inc.	10,088	247,156
Mr Cooper Group, Inc. *	35,360	1,112,072
National Bank Holdings Corp., Class A	15,165	587,644
NBT Bancorp, Inc.	21,365	774,054
New York Community Bancorp, Inc.	219,726	2,682,854
Nicolet Bankshares, Inc. *	4,010	296,941
NMI Holdings, Inc., Class A *	39,703	907,611
Northfield Bancorp, Inc.	20,102	275,196
Northwest Bancshares, Inc.	57,304	809,132
OceanFirst Financial Corp.	29,140	633,212
Ocwen Financial Corp. *	4,532	126,760
OFG Bancorp	25,015	483,040
Old National Bancorp	78,265	1,418,944
Origin Bancorp, Inc.	9,806	335,954
Pacific Premier Bancorp, Inc.	43,797	1,765,019
PacWest Bancorp	54,731	1,983,451
Park National Corp.	6,801	843,324
Peapack-Gladstone Financial Corp.	8,032	220,960
PennyMac Financial Services, Inc.	19,509	1,155,128
People's United Financial, Inc.	200,902	3,604,182
Peoples Bancorp, Inc.	9,510	296,141
Peoples Financial Services Corp.	2,611	109,349
Pinnacle Financial Partners, Inc.	36,328	2,948,744
Popular, Inc.	40,124	2,681,086
Preferred Bank	7,005	405,940
Premier Financial Corp.	18,350	562,611
Security	Number of Shares	Value ($)
Prosperity Bancshares, Inc.	44,550	3,273,088
Provident Financial Services, Inc.	35,848	725,205
QCR Holdings, Inc.	8,023	332,152
Radian Group, Inc.	89,636	1,828,574
Red River Bancshares, Inc.	2,627	136,341
Regions Financial Corp.	455,614	9,399,317
Renasant Corp.	25,539	1,003,172
Republic Bancorp, Inc., Class A	3,793	159,458
Rocket Cos., Inc., Class A *(a)	54,682	1,194,802
S&T Bancorp, Inc.	19,255	556,084
Sandy Spring Bancorp, Inc.	23,625	887,827
Seacoast Banking Corp. of Florida *	25,021	899,505
ServisFirst Bancshares, Inc.	23,271	1,153,311
Signature Bank	27,135	5,924,656
Simmons First National Corp., Class A	50,603	1,481,656
South State Corp.	33,662	2,654,585
Southside Bancshares, Inc.	15,675	542,041
Sterling Bancorp	93,197	2,034,491
Stock Yards Bancorp, Inc.	9,948	490,138
SVB Financial Group *	24,741	12,503,112
Synovus Financial Corp.	71,370	3,019,665
TCF Financial Corp.	72,351	3,242,772
Texas Capital Bancshares, Inc. *	24,582	1,873,148
TFS Financial Corp.	22,491	439,249
The Bancorp, Inc. *	24,060	487,696
The First of Long Island Corp.	9,549	177,420
The PNC Financial Services Group, Inc.	201,631	33,946,595
Tompkins Financial Corp.	5,939	459,263
Towne Bank	32,083	925,274
TriCo Bancshares	12,032	518,218
TriState Capital Holdings, Inc. *	10,834	248,640
Triumph Bancorp, Inc. *	10,693	820,153
Truist Financial Corp.	642,036	36,570,371
TrustCo Bank Corp.	48,982	336,996
Trustmark Corp.	30,689	925,580
U.S. Bancorp	652,398	32,619,900
UMB Financial Corp.	19,904	1,679,300
Umpqua Holdings Corp.	107,622	1,837,108
United Bankshares, Inc.	61,031	2,255,095
United Community Banks, Inc.	41,060	1,357,444
Univest Financial Corp.	14,599	367,165
Valley National Bancorp	191,405	2,344,711
Veritex Holdings, Inc.	23,897	694,925
Walker & Dunlop, Inc.	13,594	1,354,778
Washington Federal, Inc.	35,891	1,084,626
Washington Trust Bancorp, Inc.	7,468	355,103
Waterstone Financial, Inc.	9,898	192,318
Webster Financial Corp.	42,008	2,323,462
Wells Fargo & Co.	1,964,399	71,052,312
WesBanco, Inc.	32,083	1,035,639
Westamerica BanCorp	13,151	790,507
Western Alliance Bancorp	47,735	4,368,230
Wintrust Financial Corp.	27,533	2,028,081
WSFS Financial Corp.	24,690	1,312,027
Zions Bancorp NA	77,656	4,128,970
		859,069,992

Capital Goods 6.2%
3M Co.	274,497	48,053,445
A.O. Smith Corp.	64,423	3,824,793
AAON, Inc.	19,415	1,496,896
AAR Corp.	16,252	646,505
Acuity Brands, Inc.	17,449	2,151,462
Advanced Drainage Systems, Inc.	23,506	2,586,130
AECOM *	71,402	4,133,462
Aegion Corp. *	14,319	370,146
Aerojet Rocketdyne Holdings, Inc. *	35,084	1,798,757

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
AeroVironment, Inc. *	10,194	1,122,156
AGCO Corp.	29,356	3,801,015
Air Lease Corp.	49,821	2,284,791
Alamo Group, Inc.	4,480	683,782
Albany International Corp., Class A	14,535	1,148,992
Allegion plc	43,666	4,749,987
Allison Transmission Holdings, Inc.	53,432	2,026,141
Altra Industrial Motion Corp.	29,226	1,692,770
Ameresco, Inc., Class A *	10,581	604,387
American Woodmark Corp. *	7,573	707,394
AMETEK, Inc.	109,357	12,900,845
API Group Corp. *	65,457	1,210,954
Apogee Enterprises, Inc.	12,600	471,240
Applied Industrial Technologies, Inc.	18,319	1,563,893
Arcosa, Inc.	23,609	1,339,339
Argan, Inc.	6,674	333,833
Armstrong World Industries, Inc.	22,350	1,912,713
Array Technologies, Inc. *	37,220	1,380,118
Astec Industries, Inc.	10,868	738,155
Astronics Corp. *	8,715	137,697
Atkore, Inc. *	22,579	1,527,469
Axon Enterprise, Inc. *	30,144	4,988,531
AZEK Co., Inc. *	59,552	2,626,839
AZZ, Inc.	12,217	624,167
Babcock & Wilcox Enterprises, Inc. *	28,421	201,221
Barnes Group, Inc.	21,234	1,111,600
Beacon Roofing Supply, Inc. *	26,111	1,248,889
Bloom Energy Corp., Class A *	55,047	1,570,491
Boise Cascade Co.	17,639	880,892
Builders FirstSource, Inc. *	96,749	4,185,845
BWX Technologies, Inc.	44,996	2,610,218
CAI International, Inc.	7,802	343,288
Carlisle Cos., Inc.	25,312	3,676,568
Carrier Global Corp.	387,434	14,152,964
Caterpillar, Inc.	258,247	55,750,362
Chart Industries, Inc. *	16,741	2,395,470
CIRCOR International, Inc. *	9,590	341,500
Colfax Corp. *	47,614	2,111,681
Columbus McKinnon Corp.	12,405	624,468
Comfort Systems USA, Inc.	17,335	1,073,730
Construction Partners, Inc., Class A *	15,647	452,824
Cornerstone Building Brands, Inc. *	15,885	180,930
Crane Co.	23,419	1,963,917
CSW Industrials, Inc.	6,563	824,116
Cubic Corp.	15,350	1,066,057
Cummins, Inc.	70,427	17,832,116
Curtiss-Wright Corp.	19,596	2,165,162
Deere & Co.	148,968	52,007,708
Donaldson Co., Inc.	59,854	3,525,999
Douglas Dynamics, Inc.	10,420	502,036
Dover Corp.	68,739	8,472,769
DXP Enterprises, Inc. *	7,291	219,022
Dycom Industries, Inc. *	15,093	1,155,822
Eaton Corp. plc	189,090	24,617,627
EMCOR Group, Inc.	26,320	2,562,778
Emerson Electric Co.	283,966	24,392,679
Encore Wire Corp.	9,885	647,764
Energy Recovery, Inc. *	19,132	336,723
Enerpac Tool Group Corp.	26,681	659,021
EnerSys	20,354	1,837,559
EnPro Industries, Inc.	10,134	814,166
ESCO Technologies, Inc.	12,712	1,343,277
Evoqua Water Technologies Corp. *	56,237	1,380,618
Fastenal Co.	273,437	12,679,274
Federal Signal Corp.	28,487	1,037,212
Flowserve Corp.	61,253	2,266,361
Fluor Corp. *	59,300	1,017,588
Fortive Corp.	160,049	10,534,425
Security	Number of Shares	Value ($)
Fortune Brands Home & Security, Inc.	66,676	5,543,443
Franklin Electric Co., Inc.	18,867	1,416,157
FuelCell Energy, Inc. *	151,434	2,565,292
Gates Industrial Corp. plc *	23,487	352,305
GATX Corp.	16,690	1,592,727
Generac Holdings, Inc. *	29,911	9,857,469
General Dynamics Corp.	110,242	18,021,260
General Electric Co.	4,169,668	52,287,637
Gibraltar Industries, Inc. *	15,578	1,360,738
GMS, Inc. *	20,300	742,980
Graco, Inc.	79,623	5,521,855
GrafTech International Ltd.	53,358	631,225
Graham Corp.	5,204	79,829
Granite Construction, Inc.	22,612	777,401
Great Lakes Dredge & Dock Corp. *	31,084	472,166
Griffon Corp.	21,536	529,786
H&E Equipment Services, Inc.	14,202	439,268
HEICO Corp.	20,233	2,544,907
HEICO Corp., Class A	34,623	4,007,958
Helios Technologies, Inc.	14,479	946,927
Herc Holdings, Inc. *	11,374	998,182
Hexcel Corp. *	38,796	2,085,673
Hillenbrand, Inc.	36,583	1,699,646
Honeywell International, Inc.	333,538	67,491,414
Howmet Aerospace, Inc. *	185,157	5,204,763
Hubbell, Inc.	25,946	4,605,674
Huntington Ingalls Industries, Inc.	19,126	3,364,455
Hyliion Holdings Corp. *(a)	42,222	638,397
Hyster-Yale Materials Handling, Inc.	4,721	403,882
IDEX Corp.	36,136	7,052,663
IES Holdings, Inc. *	9,644	442,081
Illinois Tool Works, Inc.	136,853	27,668,940
Ingersoll Rand, Inc. *	177,262	8,214,321
Insteel Industries, Inc.	8,708	268,903
ITT, Inc.	41,758	3,465,079
JELD-WEN Holding, Inc. *	32,083	951,261
John Bean Technologies Corp.	14,725	2,172,968
Johnson Controls International plc	343,614	19,170,225
Kadant, Inc.	5,767	1,003,458
Kaman Corp.	14,102	686,203
Kennametal, Inc.	40,101	1,498,173
Kratos Defense & Security Solutions, Inc. *	58,400	1,606,000
L.B. Foster Co., Class A *	5,560	94,242
L3Harris Technologies, Inc.	99,656	18,128,423
Lennox International, Inc.	16,602	4,644,742
Lincoln Electric Holdings, Inc.	27,858	3,290,308
Lindsay Corp.	4,849	777,052
Lockheed Martin Corp.	117,019	38,645,525
Lydall, Inc. *	7,614	265,196
Masco Corp.	124,109	6,605,081
Masonite International Corp. *	11,808	1,295,574
MasTec, Inc. *	26,745	2,320,129
Matrix Service Co. *	14,409	195,530
Maxar Technologies, Inc.	29,149	1,394,780
McGrath RentCorp	12,034	934,560
Mercury Systems, Inc. *	26,982	1,763,544
Meritor, Inc. *	33,931	1,030,484
Moog, Inc., Class A	13,891	1,078,775
MRC Global, Inc. *	25,936	226,681
MSC Industrial Direct Co., Inc., Class A	21,790	1,876,773
Mueller Industries, Inc.	27,564	1,120,201
Mueller Water Products, Inc., Class A	75,172	968,967
MYR Group, Inc. *	7,567	446,075
National Presto Industries, Inc.	2,248	230,038
Navistar International Corp. *	23,797	1,048,496
Nikola Corp. *	65,442	1,184,500
NN, Inc. *	22,899	139,913

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nordson Corp.	25,681	4,941,281
Northrop Grumman Corp.	73,698	21,494,759
NOW, Inc. *	54,003	574,052
NV5 Global, Inc. *	5,509	568,859
nVent Electric plc	80,630	2,117,344
Omega Flex, Inc.	1,630	281,175
Oshkosh Corp.	31,875	3,378,750
Otis Worldwide Corp.	193,274	12,313,487
Owens Corning	51,375	4,162,402
PACCAR, Inc.	164,418	14,960,394
PAE, Inc. *	29,242	238,907
Park Aerospace Corp.	7,713	107,134
Park-Ohio Holdings Corp.	4,740	153,244
Parker-Hannifin Corp.	61,192	17,559,656
Parsons Corp. *	11,349	405,613
Pentair plc	79,194	4,429,320
PGT Innovations, Inc. *	29,463	695,032
Plug Power, Inc. *	236,414	11,437,709
Powell Industries, Inc.	3,838	119,477
Preformed Line Products Co.	1,622	118,990
Primoris Services Corp.	20,713	693,264
Proto Labs, Inc. *	12,706	1,851,010
Quanex Building Products Corp.	16,296	396,482
Quanta Services, Inc.	65,610	5,501,398
Raven Industries, Inc.	17,440	683,648
Raytheon Technologies Corp.	722,077	51,982,323
RBC Bearings, Inc. *	11,654	2,319,845
Regal Beloit Corp.	19,182	2,621,604
Resideo Technologies, Inc. *	67,395	1,618,828
REV Group, Inc.	12,704	157,784
Rexnord Corp.	56,745	2,550,688
Rockwell Automation, Inc.	55,162	13,419,811
Roper Technologies, Inc.	49,843	18,821,714
Rush Enterprises, Inc., Class A	19,856	842,490
Rush Enterprises, Inc., Class B	3,395	128,840
Sensata Technologies Holding plc *	74,940	4,293,313
Shoals Technologies Group, Inc., Class A *	36,767	1,199,340
Shyft Group, Inc.	15,158	498,547
Simpson Manufacturing Co., Inc.	20,653	2,012,841
SiteOne Landscape Supply, Inc. *	20,929	3,317,456
Snap-on, Inc.	25,874	5,255,268
Spirit AeroSystems Holdings, Inc., Class A	50,116	2,146,468
SPX Corp. *	21,069	1,171,226
SPX FLOW, Inc. *	19,998	1,231,077
Standex International Corp.	6,149	602,971
Stanley Black & Decker, Inc.	76,209	13,324,382
Sunrun, Inc. *	74,014	4,631,796
Systemax, Inc.	8,406	303,457
Teledyne Technologies, Inc. *	17,572	6,519,212
Tennant Co.	9,167	698,525
Terex Corp.	32,946	1,356,716
Textron, Inc.	107,875	5,430,427
The Boeing Co. *	252,172	53,462,986
The Gorman-Rupp Co.	8,752	279,976
The Greenbrier Cos., Inc.	15,449	726,875
The Manitowoc Co., Inc. *	17,122	278,917
The Middleby Corp. *	26,362	3,859,660
The Timken Co.	32,243	2,526,239
The Toro Co.	51,051	5,144,409
Thermon Group Holdings, Inc. *	15,630	319,321
Titan International, Inc.	25,648	212,109
Titan Machinery, Inc. *	9,734	238,483
TPI Composites, Inc. *	15,562	741,685
Trane Technologies plc	113,934	17,459,246
TransDigm Group, Inc. *	25,970	14,976,120
Trex Co., Inc. *	54,608	5,004,277
Security	Number of Shares	Value ($)
TriMas Corp. *	21,391	718,524
Trinity Industries, Inc.	40,081	1,286,600
Triton International Ltd.	32,371	1,870,396
Triumph Group, Inc. *	25,220	367,455
Tutor Perini Corp. *	20,459	300,747
UFP Industries, Inc.	29,648	1,808,528
United Rentals, Inc. *	34,108	10,143,037
Univar Solutions, Inc. *	80,364	1,600,047
Valmont Industries, Inc.	10,274	2,430,109
Veritiv Corp. *	5,510	131,028
Vertiv Holdings Co.	109,752	2,297,109
Vicor Corp. *	10,260	1,010,507
Virgin Galactic Holdings, Inc. *	61,711	2,297,501
W.W. Grainger, Inc.	21,428	7,986,430
Wabash National Corp.	24,060	398,915
Watsco, Inc.	15,632	3,800,139
Watts Water Technologies, Inc., Class A	13,384	1,526,981
Welbilt, Inc. *	62,447	997,903
WESCO International, Inc. *	21,232	1,704,505
Westinghouse Air Brake Technologies Corp.	84,906	6,149,742
WillScot Mobile Mini Holdings Corp. *	82,309	2,282,429
Woodward, Inc.	27,672	3,160,696
Xylem, Inc.	86,193	8,581,375
		1,170,224,163

Commercial & Professional Services 1.1%
ABM Industries, Inc.	32,442	1,400,846
Acacia Research Corp. *	21,962	155,930
ACCO Brands Corp.	49,964	404,708
ADT, Inc.	72,206	549,488
ASGN, Inc. *	24,863	2,311,513
Barrett Business Services, Inc.	3,846	273,835
Booz Allen Hamilton Holding Corp.	65,335	5,039,942
Brady Corp., Class A	22,928	1,201,657
BrightView Holdings, Inc. *	14,878	236,709
CACI International, Inc., Class A *	12,094	2,676,886
Casella Waste Systems, Inc., Class A *	21,851	1,265,610
CBIZ, Inc. *	27,155	818,723
Cimpress plc *	9,283	919,760
Cintas Corp.	41,681	13,518,816
Clean Harbors, Inc. *	24,482	2,084,642
Copart, Inc. *	98,877	10,793,413
CoreCivic, Inc.	58,401	419,319
CoreLogic, Inc.	36,870	3,121,414
CoStar Group, Inc. *	18,699	15,403,488
Covanta Holding Corp.	57,738	811,219
Deluxe Corp.	19,819	783,445
Dun & Bradstreet Holdings, Inc. *	63,742	1,393,400
Ennis, Inc.	13,119	260,019
Equifax, Inc.	57,688	9,338,533
Exponent, Inc.	24,882	2,400,367
Forrester Research, Inc. *	5,079	229,469
Franklin Covey Co. *	5,047	129,758
FTI Consulting, Inc. *	16,919	1,938,071
GP Strategies Corp. *	6,161	80,894
Harsco Corp. *	36,528	597,598
Healthcare Services Group, Inc.	35,616	1,013,275
Heidrick & Struggles International, Inc.	8,785	315,294
Heritage-Crystal Clean, Inc. *	5,252	137,707
Herman Miller, Inc.	28,592	1,096,646
HNI Corp.	20,783	739,667
Huron Consulting Group, Inc. *	11,154	567,739
IAA, Inc. *	64,673	3,791,778
ICF International, Inc.	8,112	676,946
IHS Markit Ltd.	177,223	15,978,426
Insperity, Inc.	16,804	1,490,515

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Interface, Inc.	26,708	331,713
Jacobs Engineering Group, Inc.	61,471	7,074,083
KAR Auction Services, Inc.	63,555	884,050
KBR, Inc.	66,298	2,055,238
Kelly Services, Inc., Class A *	15,292	318,379
Kforce, Inc.	8,572	440,172
Kimball International, Inc., Class B	18,354	237,501
Knoll, Inc.	24,578	400,867
Korn Ferry	26,094	1,606,086
Leidos Holdings, Inc.	63,892	5,651,247
ManpowerGroup, Inc.	27,498	2,596,911
ManTech International Corp., Class A	13,205	1,032,103
Matthews International Corp., Class A	14,335	511,760
Mistras Group, Inc. *	8,672	69,029
MSA Safety, Inc.	17,222	2,772,570
Nielsen Holdings plc	167,618	3,756,319
PICO Holdings, Inc. *	12,383	113,181
Pitney Bowes, Inc.	82,120	696,378
Quad/Graphics, Inc. *	22,324	97,779
Republic Services, Inc.	99,707	8,882,897
Resources Connection, Inc.	12,850	163,966
Robert Half International, Inc.	53,953	4,197,004
Rollins, Inc.	105,153	3,487,925
Science Applications International Corp.	27,539	2,371,934
SP Plus Corp. *	10,531	349,103
Steelcase, Inc., Class A	41,028	571,930
Stericycle, Inc. *	42,913	2,783,766
Team, Inc. *	13,613	150,968
Tetra Tech, Inc.	25,548	3,535,077
The Brink's Co.	23,426	1,799,820
TransUnion	90,309	7,604,921
TriNet Group, Inc. *	19,135	1,535,966
TrueBlue, Inc. *	14,821	308,721
UniFirst Corp.	7,435	1,801,426
Upwork, Inc. *	41,900	2,257,572
US Ecology, Inc. *	15,237	582,206
Verisk Analytics, Inc.	77,134	12,638,406
Viad Corp.	10,026	419,488
VSE Corp.	4,487	173,019
Waste Management, Inc.	185,115	20,527,402
		213,156,348

Consumer Durables & Apparel 1.5%
Acushnet Holdings Corp.	16,518	697,390
American Outdoor Brands, Inc. *	6,790	135,868
Beazer Homes USA, Inc. *	12,647	223,472
Brunswick Corp.	37,154	3,283,299
Callaway Golf Co.	44,324	1,238,856
Capri Holdings Ltd. *	70,435	3,287,201
Carter's, Inc.	21,283	1,776,492
Casper Sleep, Inc. *	8,885	74,545
Cavco Industries, Inc. *	4,207	887,298
Century Communities, Inc. *	13,881	768,036
Columbia Sportswear Co.	14,403	1,484,517
Crocs, Inc. *	31,926	2,449,363
D.R. Horton, Inc.	157,157	12,080,659
Deckers Outdoor Corp. *	13,371	4,360,417
Ethan Allen Interiors, Inc.	12,132	310,822
Fossil Group, Inc. *	24,277	367,554
G-III Apparel Group Ltd. *	21,204	610,463
Garmin Ltd.	70,825	8,783,717
GoPro, Inc., Class A *	60,933	458,216
Green Brick Partners, Inc. *	23,235	458,427
Hanesbrands, Inc.	164,472	2,909,510
Hasbro, Inc.	60,786	5,696,256
Helen of Troy Ltd. *	12,257	2,657,318
Installed Building Products, Inc. *	10,358	1,132,751
Security	Number of Shares	Value ($)
iRobot Corp. *	13,718	1,702,541
Johnson Outdoors, Inc., Class A	3,145	379,539
KB Home	42,220	1,704,844
Kontoor Brands, Inc.	22,640	956,540
La-Z-Boy, Inc.	22,663	965,670
Legacy Housing Corp. *	2,600	40,846
Leggett & Platt, Inc.	63,549	2,749,765
Lennar Corp., Class A	136,614	11,334,864
Levi Strauss & Co., Class A	29,446	684,914
LGI Homes, Inc. *	10,434	1,139,915
Lululemon Athletica, Inc. *	56,280	17,541,350
M.D.C Holdings, Inc.	24,520	1,387,096
M/I Homes, Inc. *	14,247	710,925
Malibu Boats, Inc., Class A *	9,086	677,270
Marine Products Corp.	14,064	236,416
Mattel, Inc. *	162,742	3,287,388
Meritage Homes Corp. *	17,991	1,516,821
Mohawk Industries, Inc. *	28,192	4,933,318
Movado Group, Inc.	8,499	193,777
Newell Brands, Inc.	180,667	4,186,054
NIKE, Inc., Class B	596,989	80,462,177
NVR, Inc. *	1,651	7,430,887
Oxford Industries, Inc.	8,128	619,679
Peloton Interactive, Inc., Class A *	121,842	14,678,306
Polaris, Inc.	27,829	3,277,143
PulteGroup, Inc.	127,520	5,752,427
Purple Innovation, Inc. *	10,828	398,362
PVH Corp.	33,535	3,352,159
Ralph Lauren Corp.	23,117	2,706,538
Skechers U.S.A., Inc., Class A *	65,830	2,409,378
Skyline Champion Corp. *	24,154	1,068,815
Smith & Wesson Brands, Inc.	27,371	471,055
Sonos, Inc. *	42,063	1,637,933
Steven Madden Ltd.	37,090	1,371,959
Sturm Ruger & Co., Inc.	8,503	579,905
Tapestry, Inc.	131,587	5,545,076
Taylor Morrison Home Corp., Class A *	61,864	1,701,879
Tempur Sealy International, Inc.	91,982	3,073,119
Toll Brothers, Inc.	54,474	2,910,001
TopBuild Corp. *	15,722	2,993,626
Tri Pointe Homes, Inc. *	60,675	1,152,825
Tupperware Brands Corp. *	23,904	730,745
Under Armour, Inc., Class A *	90,479	1,980,585
Under Armour, Inc., Class C *	92,348	1,680,734
Unifi, Inc. *	6,581	164,064
Universal Electronics, Inc. *	7,341	427,173
Vera Bradley, Inc. *	9,160	86,928
VF Corp.	151,807	12,012,488
Vista Outdoor, Inc. *	26,674	843,165
Whirlpool Corp.	29,776	5,659,822
Wolverine World Wide, Inc.	39,425	1,377,904
YETI Holdings, Inc. *	35,672	2,453,163
		283,472,320

Consumer Services 2.1%
Accel Entertainment, Inc. *	25,635	284,292
Adtalem Global Education, Inc. *	24,965	981,125
Airbnb, Inc., Class A *	24,335	5,021,527
American Public Education, Inc. *	5,868	172,754
Aramark	120,083	4,457,481
Bally's Corp.	7,815	465,149
BJ's Restaurants, Inc. *	9,961	553,134
Bloomin' Brands, Inc. *	35,525	882,441
Bluegreen Vacations Holding Corp. *	6,011	95,455
Boyd Gaming Corp. *	37,305	2,189,804
Bright Horizons Family Solutions, Inc. *	28,823	4,601,880
Brinker International, Inc.	21,919	1,503,424

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Caesars Entertainment, Inc. *	98,795	9,231,405
Carnival Corp. *	379,289	10,145,981
Carriage Services, Inc.	8,835	291,202
Carrols Restaurant Group, Inc. *	20,293	125,411
Chegg, Inc. *	66,154	6,385,846
Chipotle Mexican Grill, Inc. *	13,342	19,239,164
Choice Hotels International, Inc.	13,776	1,444,689
Churchill Downs, Inc.	17,134	3,951,614
Chuy's Holdings, Inc. *	9,166	375,806
Cracker Barrel Old Country Store, Inc.	11,106	1,719,986
Darden Restaurants, Inc.	62,137	8,533,274
Dave & Buster's Entertainment, Inc. *	23,563	956,893
Denny's Corp. *	28,358	497,683
Dine Brands Global, Inc.	8,374	662,467
Domino's Pizza, Inc.	18,875	6,540,376
DraftKings, Inc., Class A *	150,492	9,259,773
El Pollo Loco Holdings, Inc. *	7,746	141,984
Everi Holdings, Inc. *	40,110	606,062
Extended Stay America, Inc.	76,631	1,232,993
Fiesta Restaurant Group, Inc. *	7,604	116,037
frontdoor, Inc. *	41,022	2,148,322
Golden Entertainment, Inc. *	9,171	216,711
Graham Holdings Co., Class B	1,942	1,166,812
Grand Canyon Education, Inc. *	21,897	2,292,397
H&R Block, Inc.	86,957	1,672,183
Hilton Grand Vacations, Inc. *	41,617	1,644,288
Hilton Worldwide Holdings, Inc. *	131,543	16,269,238
Houghton Mifflin Harcourt Co. *	59,823	364,920
Hyatt Hotels Corp., Class A *	16,758	1,473,866
Jack in the Box, Inc.	10,615	1,086,445
Las Vegas Sands Corp.	155,619	9,741,749
Laureate Education, Inc., Class A *	50,357	692,409
Lindblad Expeditions Holdings, Inc. *	14,869	309,721
Marriott International, Inc., Class A *	126,285	18,699,020
Marriott Vacations Worldwide Corp. *	19,531	3,314,606
McDonald's Corp.	354,531	73,083,020
MGM Resorts International	194,502	7,350,231
Monarch Casino & Resort, Inc. *	5,893	398,720
Noodles & Co. *	18,699	176,519
Norwegian Cruise Line Holdings Ltd. *	150,583	4,451,233
OneSpaWorld Holdings Ltd. *	27,066	295,290
Papa John's International, Inc.	15,571	1,404,349
Penn National Gaming, Inc. *	69,992	8,103,674
Perdoceo Education Corp. *	34,960	449,935
Planet Fitness, Inc., Class A *	38,463	3,311,280
Playa Hotels & Resorts N.V. *	25,134	180,211
PlayAGS, Inc. *	20,459	167,150
Red Rock Resorts, Inc., Class A	31,055	936,929
Regis Corp. *	13,156	154,583
Royal Caribbean Cruises Ltd.	88,359	8,241,244
Ruth's Hospitality Group, Inc.	12,892	294,002
Scientific Games Corp., Class A *	26,615	1,246,380
SeaWorld Entertainment, Inc. *	24,215	1,202,517
Service Corp. International	82,645	3,947,125
Shake Shack, Inc., Class A *	17,251	2,043,898
Six Flags Entertainment Corp.	34,657	1,545,702
Starbucks Corp.	558,049	60,286,033
Strategic Education, Inc.	11,665	1,060,582
Stride, Inc. *	20,920	503,126
Terminix Global Holdings, Inc. *	62,999	2,835,585
Texas Roadhouse, Inc.	30,779	2,797,196
The Cheesecake Factory, Inc.	20,757	1,140,597
The Wendy's Co.	86,861	1,774,570
Travel & Leisure Co.	41,360	2,499,385
Vail Resorts, Inc.	19,181	5,930,382
Vivint Smart Home, Inc. *	19,442	330,514
Wingstop, Inc.	14,233	1,937,823
WW International, Inc. *	22,685	668,981
Security	Number of Shares	Value ($)
Wyndham Hotels & Resorts, Inc.	43,457	2,836,873
Wynn Resorts Ltd. *	49,214	6,482,960
Yum! Brands, Inc.	143,084	14,813,487
		388,641,885

Diversified Financials 4.9%
Affiliated Managers Group, Inc.	21,740	3,042,948
AGNC Investment Corp.	258,285	4,140,309
Alerus Financial Corp.	6,838	188,113
Ally Financial, Inc.	178,067	7,389,780
American Express Co.	310,557	42,005,940
Ameriprise Financial, Inc.	55,953	12,379,042
Annaly Capital Management, Inc.	662,457	5,505,018
Anworth Mortgage Asset Corp.	49,713	137,705
Apollo Commercial Real Estate Finance, Inc.	60,816	808,245
Apollo Global Management, Inc.	98,808	4,887,044
Arbor Realty Trust, Inc.	54,096	901,780
Ares Management Corp., Class A	45,298	2,354,590
ARMOUR Residential REIT, Inc.	28,764	347,181
Artisan Partners Asset Management, Inc., Class A	26,765	1,271,337
Assetmark Financial Holdings, Inc. *	8,303	196,200
B. Riley Financial, Inc.	6,938	456,659
Berkshire Hathaway, Inc., Class B *	925,535	222,600,423
BGC Partners, Inc., Class A	150,284	673,272
BlackRock, Inc.	67,426	46,827,357
Blackstone Mortgage Trust, Inc., Class A	69,222	2,021,282
Blucora, Inc. *	23,265	376,893
Brightsphere Investment Group, Inc.	27,412	496,157
Broadmark Realty Capital, Inc.	59,823	613,784
Cannae Holdings, Inc. *	41,040	1,532,844
Capital One Financial Corp.	217,975	26,198,415
Capstead Mortgage Corp.	42,276	242,241
Cboe Global Markets, Inc.	51,257	5,072,393
Chimera Investment Corp.	110,274	1,272,562
CME Group, Inc.	170,745	34,097,776
Cohen & Steers, Inc.	10,647	685,454
Colony Credit Real Estate, Inc.	41,939	345,997
Cowen, Inc., Class A	13,239	448,140
Credit Acceptance Corp. *	5,797	2,104,427
Curo Group Holdings Corp.	6,481	93,780
Diamond Hill Investment Group, Inc.	1,123	159,298
Discover Financial Services	145,429	13,680,506
Donnelley Financial Solutions, Inc. *	14,548	378,103
Dynex Capital, Inc.	11,794	221,963
Eaton Vance Corp.	54,160	3,957,471
Ellington Financial, Inc.	20,449	321,458
Encore Capital Group, Inc. *	15,553	519,781
Enova International, Inc. *	16,910	519,137
Equitable Holdings, Inc.	190,408	5,630,365
Evercore, Inc., Class A	19,536	2,339,827
EZCORP, Inc., Class A *	29,346	140,861
FactSet Research Systems, Inc.	18,009	5,473,115
Federated Hermes, Inc.	44,792	1,196,842
FirstCash, Inc.	19,925	1,261,651
Focus Financial Partners, Inc., Class A *	17,936	843,171
Franklin Resources, Inc.	128,265	3,356,695
Granite Point Mortgage Trust, Inc.	25,315	282,515
Green Dot Corp., Class A *	25,454	1,202,956
Greenhill & Co., Inc.	8,764	132,249
Hamilton Lane, Inc., Class A	14,514	1,297,552
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,476	1,994,815
Houlihan Lokey, Inc.	24,068	1,529,762
Interactive Brokers Group, Inc., Class A	38,323	2,774,202
Intercontinental Exchange, Inc.	266,993	29,451,998

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Invesco Ltd.	179,429	4,022,798
Invesco Mortgage Capital, Inc.	85,533	332,723
Janus Henderson Group plc	81,589	2,384,846
Jefferies Financial Group, Inc.	98,106	2,848,998
KKR & Co., Inc.	270,122	12,306,758
KKR Real Estate Finance Trust, Inc.	13,961	257,301
Ladder Capital Corp., Class A	57,404	656,702
Lazard Ltd., Class A	54,853	2,122,263
LendingClub Corp. *	36,938	397,822
LendingTree, Inc. *	5,165	1,388,714
LPL Financial Holdings, Inc.	37,467	4,928,409
MarketAxess Holdings, Inc.	18,013	10,014,147
MFA Financial, Inc.	215,270	865,385
Moelis & Co., Class A	26,715	1,379,563
Moody's Corp.	76,653	21,071,143
Morgan Stanley	681,857	52,414,348
Morningstar, Inc.	10,076	2,259,543
MSCI, Inc.	39,533	16,387,219
Nasdaq, Inc.	54,471	7,532,795
Navient Corp.	88,121	1,090,938
Nelnet, Inc., Class A	10,356	751,846
New Residential Investment Corp.	197,285	2,028,090
New York Mortgage Trust, Inc.	173,030	721,535
Northern Trust Corp.	98,874	9,405,884
OneMain Holdings, Inc.	39,459	1,851,022
Open Lending Corp., Class A *	42,552	1,627,188
Oportun Financial Corp. *	9,219	150,454
PennyMac Mortgage Investment Trust	49,177	932,888
Piper Sandler Cos.	6,212	660,460
PJT Partners, Inc., Class A	11,270	785,744
PRA Group, Inc. *	21,303	785,229
PROG Holdings, Inc.	32,664	1,633,200
Raymond James Financial, Inc.	58,109	6,783,645
Ready Capital Corp.	19,014	249,464
Redwood Trust, Inc.	53,300	524,472
S&P Global, Inc.	114,386	37,674,173
Safeguard Scientifics, Inc. *	8,483	64,895
Santander Consumer USA Holdings, Inc.	34,337	858,425
SEI Investments Co.	56,974	3,190,544
SLM Corp.	181,706	2,869,138
Starwood Property Trust, Inc.	136,766	3,122,368
State Street Corp.	167,574	12,194,360
StepStone Group, Inc., Class A *	9,137	329,023
Stifel Financial Corp.	49,783	3,040,746
StoneX Group, Inc. *	8,318	479,865
Synchrony Financial	256,766	9,931,709
T. Rowe Price Group, Inc.	107,420	17,417,079
The Bank of New York Mellon Corp.	386,872	16,310,524
The Blackstone Group, Inc., Class A	320,670	22,199,984
The Carlyle Group, Inc.	56,155	1,923,309
The Charles Schwab Corp. (b)	706,851	43,626,844
The Goldman Sachs Group, Inc.	163,771	52,321,559
TPG RE Finance Trust, Inc.	26,662	278,351
Tradeweb Markets, Inc., Class A	43,315	3,152,899
Two Harbors Investment Corp.	131,816	951,712
Virtu Financial, Inc., Class A	38,970	1,062,712
Virtus Investment Partners, Inc.	3,637	912,523
Voya Financial, Inc.	59,218	3,569,661
Waddell & Reed Financial, Inc., Class A	29,163	731,700
Western Asset Mortgage Capital Corp.	28,936	94,331
WisdomTree Investments, Inc.	56,824	301,167
World Acceptance Corp. *	2,091	264,616
		922,809,134

Energy 2.6%
Antero Midstream Corp.	130,251	1,148,814
Antero Resources Corp. *	121,512	1,093,608
Security	Number of Shares	Value ($)
APA Corp.	181,676	3,584,467
Arch Resources, Inc.	7,844	375,884
Archrock, Inc.	58,161	599,640
Baker Hughes Co.	325,593	7,970,517
Berry Corp.	31,923	158,338
Bonanza Creek Energy, Inc. *	9,146	292,032
Brigham Minerals, Inc., Class A	15,187	217,326
Bristow Group, Inc. *	11,251	299,502
Cabot Oil & Gas Corp.	189,610	3,509,681
Cactus, Inc., Class A	22,575	719,465
Callon Petroleum Co. *(a)	18,829	481,458
Centennial Resource Development, Inc., Class A *	90,245	357,370
ChampionX Corp. *	88,272	1,877,545
Cheniere Energy, Inc. *	108,884	7,337,693
Chevron Corp.	915,088	91,508,800
Cimarex Energy Co.	48,408	2,807,180
Clean Energy Fuels Corp. *	51,262	668,456
CNX Resources Corp. *	106,513	1,343,129
Comstock Resources, Inc. *	32,081	183,183
ConocoPhillips	642,688	33,426,203
CONSOL Energy, Inc. *	12,298	132,941
Continental Resources, Inc. *	30,218	730,671
Core Laboratories N.V.	21,156	751,884
CVR Energy, Inc.	14,447	318,990
Delek US Holdings, Inc.	29,976	736,211
Denbury, Inc. *	23,190	991,372
Devon Energy Corp.	284,116	6,119,859
Diamondback Energy, Inc.	74,953	5,192,744
DMC Global, Inc.	7,232	455,544
Dorian LPG Ltd. *	14,579	181,509
Dril-Quip, Inc. *	17,724	601,907
EOG Resources, Inc.	277,069	17,887,575
EQT Corp. *	131,364	2,336,966
Equitrans Midstream Corp.	191,102	1,381,667
Exterran Corp. *	18,551	101,474
Exxon Mobil Corp.	2,009,833	109,274,620
Falcon Minerals Corp.	18,036	71,242
Frank's International N.V. *	56,143	254,328
Green Plains, Inc. *	19,376	490,600
Halliburton Co.	422,824	9,230,248
Helix Energy Solutions Group, Inc. *	69,955	342,779
Helmerich & Payne, Inc.	49,391	1,419,003
Hess Corp.	129,666	8,497,013
HollyFrontier Corp.	72,151	2,733,080
International Seaways, Inc.	15,597	270,452
Kinder Morgan, Inc.	926,817	13,624,210
Kosmos Energy Ltd.	175,194	539,598
Laredo Petroleum, Inc. *	4,279	139,453
Liberty Oilfield Services, Inc., Class A	30,412	355,516
Magnolia Oil & Gas Corp., Class A *	52,334	631,148
Marathon Oil Corp.	374,606	4,158,127
Marathon Petroleum Corp.	308,757	16,864,307
Matador Resources Co. *	54,813	1,145,044
Murphy Oil Corp.	68,558	1,119,552
Nabors Industries Ltd.	3,018	335,028
NACCO Industries, Inc., Class A	2,318	57,811
New Fortress Energy, Inc.	8,146	384,980
Newpark Resources, Inc. *	43,495	150,493
NextDecade Corp. *	54,443	107,797
NexTier Oilfield Solutions, Inc. *	81,026	376,771
Northern Oil and Gas, Inc. *	18,868	250,567
NOV, Inc.	184,680	2,788,668
Occidental Petroleum Corp.	397,711	10,583,090
Oceaneering International, Inc. *	49,008	578,294
Oil States International, Inc. *	22,866	167,608
ONEOK, Inc.	212,571	9,414,770

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Overseas Shipholding Group, Inc., Class A *	42,291	93,040
Ovintiv, Inc.	123,326	2,845,131
Par Pacific Holdings, Inc. *	18,159	320,870
Patterson-UTI Energy, Inc.	82,271	608,805
PBF Energy, Inc., Class A *	49,457	702,289
PDC Energy, Inc. *	48,137	1,682,388
Peabody Energy Corp. *	32,450	139,535
Penn Virginia Corp. *	7,055	103,285
Phillips 66	207,197	17,207,711
Pioneer Natural Resources Co.	95,756	14,226,469
ProPetro Holding Corp. *	36,880	423,014
QEP Resources, Inc.	114,720	394,637
Range Resources Corp. *	123,257	1,188,197
Renewable Energy Group, Inc. *	18,230	1,417,747
REX American Resources Corp. *	2,406	226,332
RPC, Inc. *	25,027	158,921
Schlumberger N.V.	660,912	18,446,054
Select Energy Services, Inc., Class A *	37,202	235,117
SM Energy Co.	53,047	735,231
Southwestern Energy Co. *	307,881	1,246,918
Talos Energy, Inc. *	15,500	164,145
Targa Resources Corp.	107,363	3,320,738
TechnipFMC plc	200,720	1,649,918
Tellurian, Inc. *	98,299	303,744
The Williams Cos., Inc.	577,782	13,196,541
Tidewater, Inc. *	19,056	237,438
Transocean Ltd. *	278,970	968,026
US Silica Holdings, Inc.	37,013	492,643
Valero Energy Corp.	193,950	14,930,271
W&T Offshore, Inc. *	45,356	149,221
Whiting Petroleum Corp. *	18,018	618,017
World Fuel Services Corp.	30,046	933,830
		493,604,025

Food & Staples Retailing 1.2%
Albertsons Cos., Inc., Class A (a)	21,543	348,350
BJ's Wholesale Club Holdings, Inc. *	65,096	2,615,557
Casey's General Stores, Inc.	17,493	3,532,886
Costco Wholesale Corp.	209,696	69,409,376
Grocery Outlet Holding Corp. *	42,169	1,517,662
Ingles Markets, Inc., Class A	6,581	341,949
Natural Grocers by Vitamin Cottage, Inc.	3,751	52,814
Performance Food Group Co. *	63,551	3,447,006
PriceSmart, Inc.	10,857	1,047,158
Rite Aid Corp. *	26,092	510,881
SpartanNash Co.	16,620	302,983
Sprouts Farmers Market, Inc. *	55,852	1,179,036
Sysco Corp.	241,759	19,251,269
The Andersons, Inc.	15,889	415,339
The Chefs' Warehouse, Inc. *	15,365	478,466
The Kroger Co.	367,280	11,830,089
United Natural Foods, Inc. *	24,898	658,552
US Foods Holding Corp. *	104,790	3,820,644
Village Super Market, Inc., Class A	4,661	107,436
Walgreens Boots Alliance, Inc.	341,543	16,370,156
Walmart, Inc.	659,348	85,662,492
Weis Markets, Inc.	8,176	437,007
		223,337,108

Food, Beverage & Tobacco 2.8%
Alico, Inc.	2,500	74,100
Altria Group, Inc.	884,519	38,565,028
Archer-Daniels-Midland Co.	264,897	14,987,872
B&G Foods, Inc. (a)	31,718	962,007
Beyond Meat, Inc. *	23,583	3,430,855
Security	Number of Shares	Value ($)
Brown-Forman Corp., Class A	26,055	1,735,002
Brown-Forman Corp., Class B	87,012	6,228,319
Bunge Ltd.	66,881	5,121,747
Cal-Maine Foods, Inc. *	17,598	670,484
Calavo Growers, Inc.	8,024	603,806
Campbell Soup Co.	96,419	4,385,136
Celsius Holdings, Inc. *	12,373	736,565
Coca-Cola Consolidated, Inc.	2,174	557,979
Conagra Brands, Inc.	231,885	7,867,858
Constellation Brands, Inc., Class A	80,414	17,219,854
Darling Ingredients, Inc. *	77,678	4,896,821
Flowers Foods, Inc.	92,976	2,022,228
Fresh Del Monte Produce, Inc.	14,824	381,570
Freshpet, Inc. *	20,320	3,167,482
General Mills, Inc.	290,655	15,988,932
Hormel Foods Corp.	134,042	6,215,527
Hostess Brands, Inc. *	62,657	901,634
Ingredion, Inc.	32,295	2,913,009
J&J Snack Foods Corp.	7,041	1,117,829
John B Sanfilippo & Son, Inc.	4,193	362,527
Kellogg Co.	120,409	6,948,803
Keurig Dr Pepper, Inc.	275,255	8,400,783
Laird Superfood, Inc. *(a)	1,298	51,232
Lamb Weston Holdings, Inc.	69,531	5,546,488
Lancaster Colony Corp.	9,201	1,607,139
Landec Corp. *	13,323	148,551
Limoneira Co.	8,221	126,028
McCormick & Co., Inc. Non-Voting Shares	118,823	10,014,402
MGP Ingredients, Inc.	6,185	395,098
Molson Coors Beverage Co., Class B	88,771	3,945,871
Mondelez International, Inc., Class A	679,423	36,118,127
Monster Beverage Corp. *	175,314	15,382,050
National Beverage Corp.	12,074	575,447
PepsiCo, Inc.	657,059	84,885,452
Philip Morris International, Inc.	740,957	62,255,207
Pilgrim's Pride Corp. *	22,916	513,089
Post Holdings, Inc. *	28,999	2,785,644
Sanderson Farms, Inc.	9,556	1,457,290
Seaboard Corp.	126	417,456
Seneca Foods Corp., Class A *	3,084	167,955
Simply Good Foods Co. *	41,094	1,198,712
Tattooed Chef, Inc. *	10,368	206,634
The Boston Beer Co., Inc., Class A *	4,331	4,455,343
The Coca-Cola Co.	1,840,033	90,143,217
The Hain Celestial Group, Inc. *	39,112	1,649,744
The Hershey Co.	70,027	10,199,433
The J.M. Smucker Co.	53,932	6,040,384
The Kraft Heinz Co.	307,166	11,174,699
Tootsie Roll Industries, Inc.	8,291	255,446
TreeHouse Foods, Inc. *	27,089	1,354,992
Turning Point Brands, Inc.	5,612	276,110
Tyson Foods, Inc., Class A	139,705	9,453,837
Universal Corp.	10,781	547,890
Utz Brands, Inc.	18,314	462,795
Vector Group Ltd.	60,288	822,931
Vital Farms, Inc. *	7,224	195,915
		521,294,365

Health Care Equipment & Services 6.3%
1Life Healthcare, Inc. *	35,947	1,707,842
Abbott Laboratories	843,193	100,997,658
ABIOMED, Inc. *	21,532	6,988,211
Acadia Healthcare Co., Inc. *	42,211	2,331,736
Accelerate Diagnostics, Inc. *	12,351	123,634
Accolade, Inc. *	7,183	318,351
Accuray, Inc. *	48,703	242,541

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Acutus Medical, Inc. *	4,738	98,361
AdaptHealth Corp. *	24,322	748,388
Addus HomeCare Corp. *	7,376	793,436
Align Technology, Inc. *	34,215	19,403,669
Allscripts Healthcare Solutions, Inc. *	72,928	1,125,279
Amedisys, Inc. *	15,481	3,926,601
American Well Corp., Class A *	26,168	640,331
AmerisourceBergen Corp.	69,821	7,067,282
AMN Healthcare Services, Inc. *	21,757	1,585,433
AngioDynamics, Inc. *	17,412	364,781
Antares Pharma, Inc. *	62,783	266,828
Anthem, Inc.	118,413	35,901,637
Apollo Medical Holdings, Inc. *	6,350	157,163
AtriCure, Inc. *	21,910	1,430,066
Atrion Corp.	662	413,684
Avanos Medical, Inc. *	22,638	1,040,895
AxoGen, Inc. *	17,080	377,468
Axonics Modulation Technologies, Inc. *	13,912	699,913
Baxter International, Inc.	242,341	18,827,472
Becton Dickinson & Co.	137,899	33,254,344
BioLife Solutions, Inc. *	11,778	462,051
Boston Scientific Corp. *	679,553	26,353,065
Brookdale Senior Living, Inc. *	88,312	513,976
Cantel Medical Corp. *	18,156	1,348,628
Cardinal Health, Inc.	139,592	7,191,780
Cardiovascular Systems, Inc. *	19,662	812,041
Castle Biosciences, Inc. *	8,387	638,083
Castlight Health, Inc., Class B *	67,691	115,075
Centene Corp. *	275,149	16,107,222
Cerner Corp.	146,475	10,127,281
Cerus Corp. *	74,507	457,473
Change Healthcare, Inc. *	106,272	2,430,441
Chemed Corp.	7,490	3,334,623
Cigna Corp.	172,011	36,105,109
Community Health Systems, Inc. *	55,197	472,486
Computer Programs & Systems, Inc.	6,673	209,866
CONMED Corp.	13,899	1,710,411
CorVel Corp. *	4,761	483,241
Covetrus, Inc. *	48,678	1,808,874
CryoLife, Inc. *	17,808	449,652
CryoPort, Inc. *	20,658	1,227,912
CVS Health Corp.	623,060	42,449,078
Danaher Corp.	300,445	65,998,753
DaVita, Inc. *	35,426	3,618,057
DENTSPLY SIRONA, Inc.	103,662	5,501,342
DexCom, Inc. *	45,811	18,222,700
Eargo, Inc. *	4,860	283,873
Edwards Lifesciences Corp. *	296,461	24,635,909
Encompass Health Corp.	47,160	3,793,550
Envista Holdings Corp. *	76,682	2,955,324
Evolent Health, Inc., Class A *	36,487	735,213
Fulgent Genetics, Inc. *	5,634	570,499
GenMark Diagnostics, Inc. *	33,067	646,460
Glaukos Corp. *	21,262	2,010,535
Globus Medical, Inc., Class A *	35,965	2,247,812
GoodRx Holdings, Inc., Class A *	18,696	832,346
Guardant Health, Inc. *	40,256	5,924,878
Haemonetics Corp. *	23,798	3,010,447
Hanger, Inc. *	17,276	379,726
HCA Healthcare, Inc.	125,246	21,546,069
Health Catalyst, Inc. *	16,136	782,435
HealthEquity, Inc. *	38,918	3,204,897
HealthStream, Inc. *	13,159	306,605
Henry Schein, Inc. *	67,946	4,202,460
Heska Corp. *	4,009	755,296
Hill-Rom Holdings, Inc.	31,468	3,356,692
HMS Holdings Corp. *	42,406	1,559,905
Hologic, Inc. *	121,912	8,788,636
Security	Number of Shares	Value ($)
Humana, Inc.	62,803	23,843,159
ICU Medical, Inc. *	9,376	1,945,520
IDEXX Laboratories, Inc. *	40,507	21,070,526
Inari Medical, Inc. *	3,776	394,970
Inogen, Inc. *	8,870	465,586
Inovalon Holdings, Inc., Class A *	37,707	926,084
Inspire Medical Systems, Inc. *	12,791	2,977,617
Insulet Corp. *	31,412	8,138,849
Integer Holdings Corp. *	15,557	1,371,972
Integra LifeSciences Holdings Corp. *	33,663	2,300,529
Intersect ENT, Inc. *	14,915	340,211
Intuitive Surgical, Inc. *	55,879	41,171,647
Invacare Corp.	16,462	149,804
iRhythm Technologies, Inc. *	13,770	2,215,593
Laboratory Corp. of America Holdings *	46,237	11,092,719
Lantheus Holdings, Inc. *	32,223	601,926
LeMaitre Vascular, Inc.	7,212	370,625
LHC Group, Inc. *	15,042	2,733,282
LivaNova plc *	23,031	1,785,824
Magellan Health, Inc. *	10,658	994,605
Masimo Corp. *	24,193	6,065,911
McKesson Corp.	76,201	12,917,594
MEDNAX, Inc. *	40,743	995,351
Medtronic plc	639,660	74,821,030
Meridian Bioscience, Inc. *	22,586	476,113
Merit Medical Systems, Inc. *	23,409	1,304,349
Mesa Laboratories, Inc.	2,272	617,780
ModivCare, Inc. *	5,737	735,828
Molina Healthcare, Inc. *	28,340	6,142,978
Multiplan Corp. *	123,247	876,286
National HealthCare Corp.	5,905	410,693
National Research Corp.	5,961	308,005
Natus Medical, Inc. *	17,412	451,145
Neogen Corp. *	24,904	2,040,136
Nevro Corp. *	16,441	2,715,724
NextGen Healthcare, Inc. *	26,269	491,230
Novocure Ltd. *	40,167	5,988,900
NuVasive, Inc. *	24,177	1,458,598
Omnicell, Inc. *	20,081	2,548,279
Ontrak, Inc. *(a)	3,628	213,834
Option Care Health, Inc. *	34,848	668,733
OraSure Technologies, Inc. *	31,379	332,617
Orthofix Medical, Inc. *	8,859	412,032
OrthoPediatrics Corp. *	6,288	342,444
Outset Medical, Inc. *	6,444	320,847
Owens & Minor, Inc.	34,386	1,169,468
Patterson Cos., Inc.	41,803	1,298,401
Penumbra, Inc. *	16,111	4,582,452
PetIQ, Inc. *	11,328	390,476
Phreesia, Inc. *	14,195	869,444
Premier, Inc., Class A	32,501	1,099,184
Progyny, Inc. *	17,207	724,243
Pulmonx Corp. *	4,874	276,989
Quest Diagnostics, Inc.	63,705	7,363,661
Quidel Corp. *	18,317	3,008,750
R1 RCM, Inc. *	56,843	1,571,141
RadNet, Inc. *	19,569	360,852
ResMed, Inc.	68,939	13,290,060
Schrodinger, Inc. *	15,640	1,602,787
SeaSpine Holdings Corp. *	9,047	171,169
Select Medical Holdings Corp. *	51,151	1,618,929
Shockwave Medical, Inc. *	14,705	1,716,956
SI-BONE, Inc. *	11,890	373,227
Silk Road Medical, Inc. *	16,079	880,647
Simulations Plus, Inc.	7,248	519,827
SmileDirectClub, Inc. *	39,696	460,474
SOC Telemed, Inc. *(a)	17,844	141,860
STAAR Surgical Co. *	21,850	2,272,618

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
STERIS plc	40,639	7,103,697
Stryker Corp.	155,483	37,734,169
Surgery Partners, Inc. *	13,513	533,358
Surmodics, Inc. *	6,169	321,713
Tabula Rasa HealthCare, Inc. *	9,762	395,849
Tactile Systems Technology, Inc. *	9,814	498,747
Tandem Diabetes Care, Inc. *	29,919	2,871,925
Teladoc Health, Inc. *	58,444	12,921,384
Teleflex, Inc.	22,063	8,783,722
Tenet Healthcare Corp. *	50,311	2,566,867
The Cooper Cos., Inc.	23,263	8,982,542
The Ensign Group, Inc.	24,145	1,980,373
The Pennant Group, Inc. *	12,072	637,160
Tivity Health, Inc. *	17,153	408,241
TransMedics Group, Inc. *	11,379	408,392
Triple-S Management Corp., Class B *	10,578	267,623
UnitedHealth Group, Inc.	451,278	149,923,577
Universal Health Services, Inc., Class B *	37,358	4,682,078
US Physical Therapy, Inc.	6,122	717,743
Vapotherm, Inc. *	10,259	249,294
Varex Imaging Corp. *	18,911	433,629
Varian Medical Systems, Inc. *	43,286	7,586,737
Veeva Systems, Inc., Class A *	64,728	18,130,960
ViewRay, Inc. *	49,809	217,167
Vocera Communications, Inc. *	15,141	648,640
West Pharmaceutical Services, Inc.	35,286	9,903,016
Zimmer Biomet Holdings, Inc.	98,480	16,058,149
		1,170,789,643

Household & Personal Products 1.4%
BellRing Brands, Inc., Class A *	19,017	432,066
Central Garden & Pet Co. *	5,034	229,550
Central Garden & Pet Co., Class A *	18,439	765,403
Church & Dwight Co., Inc.	118,599	9,339,671
Colgate-Palmolive Co.	407,893	30,673,554
Coty, Inc., Class A *	129,319	991,877
Edgewell Personal Care Co.	24,705	755,726
elf Beauty, Inc. *	17,780	456,057
Energizer Holdings, Inc.	28,065	1,173,117
Herbalife Nutrition Ltd. *	46,606	2,096,338
Inter Parfums, Inc.	8,515	623,042
Kimberly-Clark Corp.	161,398	20,712,205
Medifast, Inc.	5,427	1,372,977
Nu Skin Enterprises, Inc., Class A	23,727	1,214,348
Reynolds Consumer Products, Inc.	25,841	713,470
Spectrum Brands Holdings, Inc.	18,520	1,436,226
The Clorox Co.	59,914	10,847,430
The Estee Lauder Cos., Inc., Class A	107,791	30,813,135
The Procter & Gamble Co.	1,178,883	145,627,417
USANA Health Sciences, Inc. *	5,917	574,304
WD-40 Co.	6,344	1,977,742
		262,825,655

Insurance 2.1%
Aflac, Inc.	309,985	14,845,182
Alleghany Corp.	6,807	4,400,249
Ambac Financial Group, Inc. *	21,644	366,866
American Equity Investment Life Holding Co.	42,721	1,180,381
American Financial Group, Inc.	33,381	3,561,753
American International Group, Inc.	409,272	17,987,504
American National Group, Inc.	4,190	377,184
AMERISAFE, Inc.	9,217	539,379
Aon plc, Class A	108,496	24,705,624
Arch Capital Group Ltd. *	194,579	6,969,820
Argo Group International Holdings Ltd.	16,513	763,066
Security	Number of Shares	Value ($)
Arthur J. Gallagher & Co.	91,383	10,947,683
Assurant, Inc.	27,832	3,429,459
Assured Guaranty Ltd.	38,935	1,721,706
Athene Holding Ltd., Class A *	59,959	2,733,531
Axis Capital Holdings Ltd.	38,351	1,937,876
Brighthouse Financial, Inc. *	42,916	1,711,919
Brown & Brown, Inc.	111,898	5,136,118
BRP Group, Inc., Class A *	20,268	537,710
Chubb Ltd.	214,961	34,948,359
Cincinnati Financial Corp.	71,745	7,021,683
Citizens, Inc. *	21,690	131,658
CNA Financial Corp.	13,140	558,976
CNO Financial Group, Inc.	65,891	1,585,337
Crawford & Co., Class A	6,860	64,484
Crawford & Co., Class B	6,927	63,036
Donegal Group, Inc., Class A	4,429	60,677
eHealth, Inc. *	11,722	696,521
Employers Holdings, Inc.	14,750	491,028
Enstar Group Ltd. *	6,290	1,337,191
Erie Indemnity Co., Class A	11,811	2,859,443
Everest Re Group Ltd.	19,095	4,617,362
FBL Financial Group, Inc., Class A	4,821	274,990
Fidelity National Financial, Inc.	139,554	5,342,127
First American Financial Corp.	52,988	2,783,990
Genworth Financial, Inc., Class A *	240,081	749,053
Globe Life, Inc.	45,698	4,268,193
GoHealth, Inc., Class A *	20,183	273,883
Goosehead Insurance, Inc., Class A	7,424	961,705
Greenlight Capital Re Ltd., Class A *	15,213	118,509
Horace Mann Educators Corp.	18,650	718,771
Independence Holding Co.	4,554	173,098
James River Group Holdings Ltd.	14,114	647,974
Kemper Corp.	29,421	2,224,816
Kinsale Capital Group, Inc.	10,089	1,776,269
Lemonade, Inc. *	8,260	1,039,025
Lincoln National Corp.	87,441	4,972,770
Loews Corp.	110,982	5,306,049
Markel Corp. *	6,555	7,137,084
Marsh & McLennan Cos., Inc.	240,961	27,763,526
MBIA, Inc. *	28,701	209,517
Mercury General Corp.	13,368	780,691
MetLife, Inc.	362,966	20,906,842
National Western Life Group, Inc., Class A	1,192	248,925
NI Holdings, Inc. *	3,867	68,949
Old Republic International Corp.	133,542	2,581,367
Palomar Holdings, Inc. *	10,332	879,563
Primerica, Inc.	18,856	2,663,033
Principal Financial Group, Inc.	121,314	6,863,946
ProAssurance Corp.	27,000	668,250
ProSight Global, Inc. *	4,228	53,442
Prudential Financial, Inc.	187,900	16,294,688
Reinsurance Group of America, Inc.	32,561	3,979,931
RenaissanceRe Holdings Ltd.	24,119	4,027,391
RLI Corp.	18,876	1,969,522
Root, Inc., Class A *(a)	12,658	170,756
Safety Insurance Group, Inc.	6,173	488,161
Selective Insurance Group, Inc.	28,601	1,940,006
Selectquote, Inc. *	15,201	463,631
State Auto Financial Corp.	8,518	159,627
Stewart Information Services Corp.	12,047	568,618
The Allstate Corp.	144,247	15,376,730
The Hanover Insurance Group, Inc.	17,468	2,014,934
The Hartford Financial Services Group, Inc.	169,752	8,604,729
The Progressive Corp.	279,008	23,980,738
The Travelers Cos., Inc.	120,442	17,524,311
Third Point Reinsurance Ltd. *	39,973	408,124

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Trean Insurance Group, Inc. *	5,785	97,882
Trupanion, Inc. *	15,446	1,494,555
United Fire Group, Inc.	10,988	323,597
Universal Insurance Holdings, Inc.	15,514	231,003
Unum Group	96,533	2,556,194
W.R. Berkley Corp.	67,295	4,665,562
Watford Holdings Ltd. *	9,346	323,652
White Mountains Insurance Group Ltd.	1,463	1,748,373
Willis Towers Watson plc	61,309	13,527,218
		383,685,055

Materials 2.8%
AdvanSix, Inc. *	13,496	375,189
Air Products and Chemicals, Inc.	105,209	26,893,525
Albemarle Corp.	54,844	8,622,025
Alcoa Corp. *	88,296	2,167,667
Allegheny Technologies, Inc. *	59,724	1,174,174
Amcor plc	744,829	8,148,429
American Vanguard Corp.	12,388	241,814
Amyris, Inc. *	72,812	1,004,806
AptarGroup, Inc.	30,828	4,009,798
Arconic Corp. *	46,071	1,009,876
Ashland Global Holdings, Inc.	26,133	2,198,308
Avery Dennison Corp.	39,552	6,929,906
Avient Corp.	43,954	1,899,692
Axalta Coating Systems Ltd. *	98,012	2,679,648
Balchem Corp.	15,658	1,868,939
Ball Corp.	155,532	13,280,877
Berry Global Group, Inc. *	63,347	3,509,424
Cabot Corp.	26,987	1,328,570
Carpenter Technology Corp.	23,127	940,344
Celanese Corp.	55,429	7,699,642
Century Aluminum Co. *	23,446	321,914
CF Industries Holdings, Inc.	101,149	4,580,027
Chase Corp.	3,389	364,928
Clearwater Paper Corp. *	8,412	294,504
Cleveland-Cliffs, Inc.	199,327	2,659,022
Coeur Mining, Inc. *	115,075	1,036,826
Commercial Metals Co.	57,704	1,451,256
Compass Minerals International, Inc.	16,252	1,025,339
Corteva, Inc.	353,534	15,962,060
Crown Holdings, Inc. *	63,940	6,110,106
Domtar Corp.	24,866	921,285
Dow, Inc.	352,432	20,902,742
DuPont de Nemours, Inc.	256,404	18,030,329
Eagle Materials, Inc.	20,317	2,547,345
Eastman Chemical Co.	64,271	7,022,249
Ecolab, Inc.	117,835	24,669,936
Element Solutions, Inc.	103,217	1,863,067
Ferro Corp. *	40,944	649,781
FMC Corp.	61,452	6,249,054
Forterra, Inc. *	7,497	174,455
Freeport-McMoRan, Inc. *	690,087	23,400,850
FutureFuel Corp.	13,470	197,740
Gatos Silver, Inc. *(a)	10,626	148,339
GCP Applied Technologies, Inc. *	22,442	556,337
Glatfelter Corp.	22,026	353,517
Graphic Packaging Holding Co.	128,676	2,042,088
Greif, Inc., Class A	16,144	779,755
H.B. Fuller Co.	24,860	1,393,900
Hawkins, Inc.	4,865	304,549
Haynes International, Inc.	5,967	166,658
Hecla Mining Co.	248,045	1,619,734
Huntsman Corp.	96,408	2,631,938
Ingevity Corp. *	19,566	1,359,446
Innospec, Inc.	11,618	1,167,028
International Flavors & Fragrances, Inc.	117,231	15,885,973
Security	Number of Shares	Value ($)
International Paper Co.	186,614	9,265,385
Kaiser Aluminum Corp.	7,658	873,778
Koppers Holdings, Inc. *	9,096	303,897
Kraton Corp. *	14,987	557,367
Kronos Worldwide, Inc.	8,958	129,443
Linde plc	249,438	60,930,220
Livent Corp. *	70,586	1,314,311
Loop Industries, Inc. *(a)	8,025	69,095
Louisiana-Pacific Corp.	52,131	2,481,957
LyondellBasell Industries N.V., Class A	122,135	12,590,897
Martin Marietta Materials, Inc.	29,501	9,938,002
Materion Corp.	10,405	712,534
McEwen Mining, Inc. *(a)	132,889	147,507
Mercer International, Inc.	20,229	310,920
Minerals Technologies, Inc.	16,960	1,208,061
Myers Industries, Inc.	18,531	410,276
Neenah, Inc.	8,024	443,888
NewMarket Corp.	3,351	1,269,962
Newmont Corp.	381,762	20,760,218
Nucor Corp.	143,106	8,560,601
O-I Glass, Inc. *	75,660	883,709
Olin Corp.	67,441	2,086,625
Orion Engineered Carbons S.A.	28,431	503,229
Packaging Corp. of America	45,017	5,943,144
Pactiv Evergreen, Inc.	19,246	269,059
PPG Industries, Inc.	112,389	15,152,285
PQ Group Holdings, Inc.	17,346	266,435
Quaker Chemical Corp.	6,245	1,763,463
Ranpak Holdings Corp. *	16,551	298,083
Rayonier Advanced Materials, Inc. *	30,071	278,157
Reliance Steel & Aluminum Co.	30,186	3,990,589
Resolute Forest Products, Inc. *	40,140	374,105
Royal Gold, Inc.	31,335	3,249,753
RPM International, Inc.	61,980	4,936,087
Schnitzer Steel Industries, Inc., Class A	12,541	433,166
Schweitzer-Mauduit International, Inc.	14,582	680,979
Sealed Air Corp.	74,370	3,116,103
Sensient Technologies Corp.	20,482	1,594,524
Silgan Holdings, Inc.	37,765	1,418,453
Sonoco Products Co.	48,244	2,873,895
Steel Dynamics, Inc.	95,874	3,986,441
Stepan Co.	9,969	1,203,159
Summit Materials, Inc., Class A *	55,025	1,524,743
SunCoke Energy, Inc.	43,426	277,492
The Chemours Co.	77,581	1,825,481
The Mosaic Co.	165,694	4,871,404
The Scotts Miracle-Gro Co.	19,321	4,118,271
The Sherwin-Williams Co.	38,857	26,435,971
TimkenSteel Corp. *	19,056	153,972
Tredegar Corp.	13,192	201,046
Trinseo S.A.	18,161	1,175,198
Tronox Holdings plc, Class A	51,621	946,729
United States Lime & Minerals, Inc.	858	120,240
United States Steel Corp.	126,209	2,096,331
US Concrete, Inc. *	7,380	379,775
Valvoline, Inc.	87,575	2,185,872
Venator Materials plc *	36,160	138,493
Verso Corp., Class A	16,275	203,437
Vulcan Materials Co.	62,834	10,492,650
W.R. Grace & Co.	29,503	1,748,348
Warrior Met Coal, Inc.	24,609	471,755
Westlake Chemical Corp.	16,495	1,411,807
Westrock Co.	124,503	5,427,086
Worthington Industries, Inc.	17,537	1,120,439
		519,733,032

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Media & Entertainment 8.8%
Activision Blizzard, Inc.	367,541	35,140,595
Advantage Solutions, Inc. *(a)	49,658	449,405
Alphabet, Inc., Class A *	142,916	288,963,290
Alphabet, Inc., Class C *	137,996	281,078,533
Altice USA, Inc., Class A *	115,549	3,883,602
AMC Entertainment Holdings, Inc., Class A (a)	51,183	409,976
AMC Networks, Inc., Class A *	14,090	924,163
ANGI Homeservices, Inc., Class A *	37,691	563,292
Bumble, Inc., Class A *	23,935	1,611,065
Cable One, Inc.	2,587	4,953,717
Cardlytics, Inc. *	13,073	1,731,257
Cargurus, Inc. *	40,768	1,057,930
Cars.com, Inc. *	30,972	361,443
Charter Communications, Inc., Class A *	69,331	42,529,022
Cinemark Holdings, Inc.	52,001	1,167,422
Clear Channel Outdoor Holdings, Inc. *	232,043	399,114
Comcast Corp., Class A	2,170,664	114,437,406
Discovery, Inc., Class A *	75,901	4,025,030
Discovery, Inc., Class C *	139,919	6,296,355
DISH Network Corp., Class A *	118,553	3,735,605
Electronic Arts, Inc.	137,633	18,438,693
Emerald Holding, Inc. *	11,618	63,550
Entercom Communications Corp., Class A	56,196	251,196
Eventbrite, Inc., Class A *	32,214	640,092
EverQuote, Inc., Class A *	4,417	216,345
Facebook, Inc., Class A *	1,142,989	294,456,826
Fox Corp., Class A	160,139	5,334,230
Fox Corp., Class B	73,438	2,344,875
Gannett Co., Inc. *	62,280	308,286
Glu Mobile, Inc. *	67,444	841,701
Gray Television, Inc. *	43,710	793,336
Hemisphere Media Group, Inc. *	10,660	117,793
IAC/InterActiveCorp *	37,884	9,275,140
iHeartMedia, Inc., Class A *	27,811	391,301
John Wiley & Sons, Inc., Class A	21,113	1,112,233
Liberty Broadband Corp., Class A *	11,273	1,638,643
Liberty Broadband Corp., Class C *	100,594	15,039,809
Liberty Media Corp. - Liberty Braves, Class A *	5,246	154,127
Liberty Media Corp. - Liberty Braves, Class C *	16,547	476,388
Liberty Media Corp. - Liberty Formula One, Class A *	12,412	481,213
Liberty Media Corp. - Liberty Formula One, Class C *	96,742	4,246,974
Liberty Media Corp. - Liberty SiriusXM, Class A *	40,101	1,780,885
Liberty Media Corp. - Liberty SiriusXM, Class C *	80,874	3,568,161
Liberty TripAdvisor Holdings, Inc., Class A *	34,112	192,051
Lions Gate Entertainment Corp., Class A *	26,911	390,748
Lions Gate Entertainment Corp., Class B *	59,217	742,581
Live Nation Entertainment, Inc. *	68,497	6,086,643
Loral Space & Communications, Inc.	5,538	245,555
Madison Square Garden Entertainment Corp. *	8,249	888,995
Madison Square Garden Sports Corp. *	8,171	1,571,692
Match Group, Inc. *	123,615	18,894,553
MediaAlpha, Inc., Class A *	4,597	241,388
Meredith Corp. *	19,220	476,272
Security	Number of Shares	Value ($)
MSG Networks, Inc., Class A *	23,507	398,679
National CineMedia, Inc.	25,490	120,313
Netflix, Inc. *	210,139	113,233,400
News Corp., Class A	183,065	4,292,874
News Corp., Class B	60,545	1,387,691
Nexstar Media Group, Inc., Class A	20,869	2,870,531
Omnicom Group, Inc.	102,657	7,055,616
Pinterest, Inc., Class A *	243,631	19,631,786
Playtika Holding Corp. *	33,101	984,755
QuinStreet, Inc. *	22,275	532,150
Roku, Inc. *	51,904	20,526,994
Scholastic Corp.	14,142	407,290
Sciplay Corp., Class A *	11,133	202,064
Sinclair Broadcast Group, Inc., Class A	22,812	705,575
Sirius XM Holdings, Inc.	564,432	3,301,927
Snap, Inc., Class A *	435,403	28,588,561
Take-Two Interactive Software, Inc. *	54,701	10,090,146
TechTarget, Inc. *	11,279	943,263
TEGNA, Inc.	106,613	1,943,555
The E.W. Scripps Co., Class A	26,790	504,188
The Interpublic Group of Cos., Inc.	184,897	4,829,510
The Marcus Corp. *	11,015	216,335
The New York Times Co., Class A	68,151	3,487,287
The Walt Disney Co. *	860,670	162,701,057
Tribune Publishing Co. *	14,947	253,800
TripAdvisor, Inc. *	46,102	2,287,581
TrueCar, Inc. *	45,154	244,735
Twitter, Inc. *	377,509	29,090,843
ViacomCBS, Inc., Class B	272,969	17,603,771
Warner Music Group Corp., Class A	42,467	1,506,304
WideOpenWest, Inc. *	28,605	401,900
World Wrestling Entertainment, Inc., Class A	21,267	1,050,590
Yelp, Inc. *	33,075	1,247,258
Zillow Group, Inc., Class A *	17,415	2,957,415
Zillow Group, Inc., Class C *	70,575	11,385,865
ZoomInfo Technologies, Inc., Class A *	38,799	2,033,844
Zynga, Inc., Class A *	478,523	5,335,531
		1,649,775,481

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
10X Genomics, Inc., Class A *	32,326	5,753,705
89bio, Inc. *	2,822	69,308
AbbVie, Inc.	839,159	90,410,991
ACADIA Pharmaceuticals, Inc. *	54,577	2,672,636
Acceleron Pharma, Inc. *	24,771	3,372,819
Adaptive Biotechnologies Corp. *	38,950	2,203,401
Adverum Biotechnologies, Inc. *	44,659	572,975
Aerie Pharmaceuticals, Inc. *	19,968	367,212
Agenus, Inc. *	71,985	287,940
Agilent Technologies, Inc.	145,245	17,730,057
Agios Pharmaceuticals, Inc. *	27,799	1,318,785
Akebia Therapeutics, Inc. *	68,578	237,280
Akero Therapeutics, Inc. *	8,479	257,762
Akouos, Inc. *	6,570	133,831
Alector, Inc. *	25,230	458,681
Alexion Pharmaceuticals, Inc. *	104,407	15,948,169
Aligos Therapeutics, Inc. *	4,957	142,464
Alkermes plc *	75,148	1,430,818
Allakos, Inc. *	14,812	1,794,918
Allogene Therapeutics, Inc. *	30,492	1,058,377
Allovir, Inc. *	7,724	282,389
Alnylam Pharmaceuticals, Inc. *	55,577	8,230,954
Altimmune, Inc. *	12,569	200,350
ALX Oncology Holdings, Inc. *	5,419	435,092
Amgen, Inc.	276,786	62,254,707
Amicus Therapeutics, Inc. *	125,329	1,539,040

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Amneal Pharmaceuticals, Inc. *	63,568	342,632
Amphastar Pharmaceuticals, Inc. *	15,794	276,869
AnaptysBio, Inc. *	11,963	343,338
ANI Pharmaceuticals, Inc. *	4,603	133,947
Anika Therapeutics, Inc. *	7,376	270,699
Annexon, Inc. *	6,921	201,470
Apellis Pharmaceuticals, Inc. *	26,875	1,294,569
Applied Molecular Transport, Inc. *	6,735	329,139
Aprea Therapeutics, Inc. *	6,113	36,861
Arcturus Therapeutics Holdings, Inc. *	9,019	475,031
Arcus Biosciences, Inc. *	19,894	701,462
Arcutis Biotherapeutics, Inc. *	11,833	404,334
Arena Pharmaceuticals, Inc. *	27,425	2,203,599
Arrowhead Pharmaceuticals, Inc. *	49,351	3,931,301
Arvinas, Inc. *	14,676	1,149,131
Assembly Biosciences, Inc. *	15,374	78,100
Atara Biotherapeutics, Inc. *	35,659	598,358
Atea Pharmaceuticals, Inc. *	5,886	443,569
Athenex, Inc. *	34,569	418,285
Athira Pharma, Inc. *	6,027	132,956
Avantor, Inc. *	245,440	6,840,413
Avidity Biosciences, Inc. *	7,750	187,008
Avrobio, Inc. *	13,898	152,878
Axsome Therapeutics, Inc. *	12,314	829,471
Beam Therapeutics, Inc. *	12,642	1,126,781
Berkeley Lights, Inc. *	3,698	229,165
Bio-Rad Laboratories, Inc., Class A *	10,189	5,955,470
Bio-Techne Corp.	18,522	6,699,222
BioCryst Pharmaceuticals, Inc. *	85,216	918,628
Biogen, Inc. *	73,006	19,921,877
Biohaven Pharmaceutical Holding Co., Ltd. *	24,333	2,067,818
BioMarin Pharmaceutical, Inc. *	86,014	6,660,064
Bioxcel Therapeutics, Inc. *	7,031	376,932
Black Diamond Therapeutics, Inc. *	7,488	209,664
Bluebird Bio, Inc. *	31,287	973,026
Blueprint Medicines Corp. *	26,252	2,578,471
Bridgebio Pharma, Inc. *	46,321	3,273,968
Bristol-Myers Squibb Co.	1,074,331	65,888,720
Bruker Corp.	49,219	3,001,375
C4 Therapeutics, Inc. *	4,665	200,222
Cara Therapeutics, Inc. *	20,051	367,936
CareDx, Inc. *	23,365	1,847,704
CASI Pharmaceuticals, Inc. *	24,060	59,188
Catalent, Inc. *	78,787	8,958,870
Catalyst Pharmaceuticals, Inc. *	46,783	181,986
Cerevel Therapeutics Holdings, Inc. *	17,443	264,436
Charles River Laboratories International, Inc. *	23,623	6,759,485
ChemoCentryx, Inc. *	23,726	1,609,572
Chimerix, Inc. *	22,162	217,409
Clovis Oncology, Inc. *(a)	45,896	274,917
Codexis, Inc. *	26,625	588,679
Coherus Biosciences, Inc. *	28,683	465,812
Collegium Pharmaceutical, Inc. *	16,567	390,816
Constellation Pharmaceuticals, Inc. *	14,774	372,305
Corcept Therapeutics, Inc. *	51,451	1,293,993
Cortexyme, Inc. *(a)	6,291	214,334
Crinetics Pharmaceuticals, Inc. *	8,761	133,956
Cue Biopharma, Inc. *	13,039	177,461
Cymabay Therapeutics, Inc. *	32,097	154,066
Cytokinetics, Inc. *	32,395	606,758
CytomX Therapeutics, Inc. *	22,145	173,838
Deciphera Pharmaceuticals, Inc. *	18,826	824,202
Denali Therapeutics, Inc. *	38,218	2,744,052
Dicerna Pharmaceuticals, Inc. *	29,248	789,111
Dynavax Technologies Corp. *	41,915	366,756
Dyne Therapeutics, Inc. *	8,804	162,610
Security	Number of Shares	Value ($)
Eagle Pharmaceuticals, Inc. *	6,356	282,842
Editas Medicine, Inc. *	31,300	1,372,818
Elanco Animal Health, Inc. *	225,145	7,398,265
Eli Lilly and Co.	377,349	77,315,037
Emergent BioSolutions, Inc. *	21,337	2,048,352
Enanta Pharmaceuticals, Inc. *	8,201	404,473
Endo International plc *	112,033	888,422
Epizyme, Inc. *	45,527	436,604
Esperion Therapeutics, Inc. *(a)	13,911	381,022
Evelo Biosciences, Inc. *(a)	9,457	115,092
Exact Sciences Corp. *	75,416	10,265,626
Exelixis, Inc. *	146,313	3,169,140
Fate Therapeutics, Inc. *	37,003	3,319,909
FibroGen, Inc. *	38,897	1,946,017
Five Prime Therapeutics, Inc. *	21,937	487,660
Flexion Therapeutics, Inc. *	21,862	240,919
Foghorn Therapeutics, Inc. *	3,515	57,857
Forma Therapeutics Holdings, Inc. *	9,462	365,328
Frequency Therapeutics, Inc. *	14,728	724,765
G1 Therapeutics, Inc. *	12,900	285,090
Generation Bio Co. *	9,839	343,578
Geron Corp. *	154,104	275,846
Gilead Sciences, Inc.	596,893	36,649,230
Global Blood Therapeutics, Inc. *	29,109	1,240,043
Gossamer Bio, Inc. *	24,402	229,379
Graybug Vision, Inc. *	4,038	81,083
Halozyme Therapeutics, Inc. *	60,267	2,727,082
Harpoon Therapeutics, Inc. *	5,098	98,340
Heron Therapeutics, Inc. *	37,769	682,864
Homology Medicines, Inc. *	19,513	209,570
Horizon Therapeutics plc *	104,738	9,521,732
Humanigen, Inc. *(a)	19,499	362,486
IGM Biosciences, Inc. *	3,226	282,049
Illumina, Inc. *	69,570	30,569,754
ImmunoGen, Inc. *	83,760	732,900
Immunovant, Inc. *	23,621	372,739
Incyte Corp. *	88,345	6,949,218
Inhibrx, Inc. *	3,382	85,970
Innoviva, Inc. *	30,824	352,318
Inovio Pharmaceuticals, Inc. *(a)	88,965	987,511
Inozyme Pharma, Inc. *	3,259	65,180
Insmed, Inc. *	48,124	1,721,395
Intellia Therapeutics, Inc. *	27,853	1,683,992
Intercept Pharmaceuticals, Inc. *	12,277	265,920
Intra-Cellular Therapies, Inc. *	33,509	1,187,224
Invitae Corp. *	76,251	3,059,953
Ionis Pharmaceuticals, Inc. *	66,661	3,493,036
Iovance Biotherapeutics, Inc. *	66,264	2,471,647
IQVIA Holdings, Inc. *	90,989	17,541,769
Ironwood Pharmaceuticals, Inc. *	77,546	715,750
iTeos Therapeutics, Inc. *	5,035	209,355
Jazz Pharmaceuticals plc *	26,591	4,468,352
Johnson & Johnson	1,251,953	198,384,472
Jounce Therapeutics, Inc. *	9,974	109,515
Kadmon Holdings, Inc. *	76,670	351,915
Kaleido Biosciences, Inc. *	7,591	67,788
Karuna Therapeutics, Inc. *	7,700	962,192
Karyopharm Therapeutics, Inc. *	32,182	444,755
Keros Therapeutics, Inc. *	3,212	210,290
Kodiak Sciences, Inc. *	15,318	1,976,175
Kronos Bio, Inc. *	6,336	184,188
Krystal Biotech, Inc. *	7,312	576,844
Kura Oncology, Inc. *	30,724	860,272
Kymera Therapeutics, Inc. *	4,214	202,188
Lannett Co., Inc. *	14,594	88,440
Lexicon Pharmaceuticals, Inc. *	22,492	161,717
Ligand Pharmaceuticals, Inc. *	7,785	1,153,893
Luminex Corp.	21,651	704,091

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
MacroGenics, Inc. *	26,639	666,241
Madrigal Pharmaceuticals, Inc. *	4,152	503,181
MannKind Corp. *	110,240	629,470
Medpace Holdings, Inc. *	12,837	2,085,114
Merck & Co., Inc.	1,203,543	87,401,293
Mersana Therapeutics, Inc. *	26,210	476,498
Mettler-Toledo International, Inc. *	11,356	12,673,864
MiMedx Group, Inc. *	46,240	458,238
Mirati Therapeutics, Inc. *	21,454	4,310,538
Mirum Pharmaceuticals, Inc. *	5,014	92,057
Moderna, Inc. *	143,382	22,196,967
Molecular Templates, Inc. *	17,257	188,101
Morphic Holding, Inc. *	5,003	180,908
Myriad Genetics, Inc. *	36,095	1,100,537
NanoString Technologies, Inc. *	20,473	1,428,811
NantKwest, Inc. *(a)	22,596	734,596
Natera, Inc. *	36,734	4,264,450
Nektar Therapeutics *	84,181	1,910,067
NeoGenomics, Inc. *	52,707	2,686,476
Neurocrine Biosciences, Inc. *	44,918	4,918,970
NextCure, Inc. *	5,690	64,638
NGM Biopharmaceuticals, Inc. *	9,377	250,553
Nkarta, Inc. *	7,691	375,013
Novavax, Inc. *	27,745	6,415,476
Nurix Therapeutics, Inc. *	5,253	187,059
Odonate Therapeutics, Inc. *	9,601	202,101
Omeros Corp. *	29,759	593,394
Oncorus, Inc. *(a)	2,853	45,077
OPKO Health, Inc. *	216,747	975,361
Optinose, Inc. *(a)	15,612	60,575
Organogenesis Holdings, Inc. *	29,875	454,399
ORIC Pharmaceuticals, Inc. *	6,623	214,585
Osmotica Pharmaceuticals plc *	33	125
Oyster Point Pharma, Inc. *	5,949	117,850
Pacific Biosciences of California, Inc. *	88,829	2,715,503
Pacira BioSciences, Inc. *	20,568	1,511,748
Paratek Pharmaceuticals, Inc. *	14,538	108,744
Passage Bio, Inc. *	11,566	208,419
PDL BioPharma, Inc. *(c)	65,576	161,973
PerkinElmer, Inc.	53,475	6,742,663
Perrigo Co., plc	64,582	2,606,530
Personalis, Inc. *	12,845	396,011
Pfizer, Inc.	2,644,281	88,556,971
Phathom Pharmaceuticals, Inc. *	4,874	214,700
Phibro Animal Health Corp., Class A	9,958	214,794
Pliant Therapeutics, Inc. *	4,398	145,530
PMV Pharmaceuticals, Inc. *	5,700	214,491
Poseida Therapeutics, Inc. *	8,151	89,987
PPD, Inc. *	51,306	1,798,788
PRA Health Sciences, Inc. *	30,072	4,432,914
Praxis Precision Medicines, Inc. *(a)	4,874	212,019
Precigen, Inc. *	35,112	296,345
Precision BioSciences, Inc. *	20,386	243,817
Prelude Therapeutics, Inc. *	5,157	321,436
Prestige Consumer Healthcare, Inc. *	25,002	1,042,833
Protagonist Therapeutics, Inc. *	16,286	383,861
Prothena Corp. plc *	12,599	281,210
Provention Bio, Inc. *	22,933	291,708
PTC Therapeutics, Inc. *	32,677	1,865,857
Puma Biotechnology, Inc. *	16,465	163,991
Quanterix Corp. *	12,564	951,723
Radius Health, Inc. *	22,486	418,464
RAPT Therapeutics, Inc. *	3,503	63,579
Reata Pharmaceuticals, Inc., Class A *	12,394	1,515,290
Regeneron Pharmaceuticals, Inc. *	49,964	22,512,279
REGENXBIO, Inc. *	15,911	650,919
Relay Therapeutics, Inc. *	9,461	390,455
Relmada Therapeutics, Inc. *	6,047	201,607
Security	Number of Shares	Value ($)
Repligen Corp. *	23,845	5,064,440
Replimune Group, Inc. *	12,032	416,668
Revance Therapeutics, Inc. *	29,526	775,353
REVOLUTION Medicines, Inc. *	21,450	979,836
Rhythm Pharmaceuticals, Inc. *	17,079	442,688
Rocket Pharmaceuticals, Inc. *	19,851	1,103,319
Royalty Pharma plc, Class A	40,584	1,889,997
Rubius Therapeutics, Inc. *	16,480	171,062
Sage Therapeutics, Inc. *	25,060	2,130,100
Sangamo Therapeutics, Inc. *	59,269	681,001
Sarepta Therapeutics, Inc. *	37,620	3,275,197
Seagen, Inc. *	59,846	9,043,329
Seres Therapeutics, Inc. *	26,805	510,367
Shattuck Labs, Inc. *	5,901	243,711
SIGA Technologies, Inc. *	20,676	130,672
Sorrento Therapeutics, Inc. *(a)	104,763	1,013,058
Spectrum Pharmaceuticals, Inc. *	73,668	252,681
SpringWorks Therapeutics, Inc. *	12,836	1,104,538
Spruce Biosciences, Inc. *(a)	2,931	61,258
Stoke Therapeutics, Inc. *	9,428	564,643
Supernus Pharmaceuticals, Inc. *	25,657	689,404
Syndax Pharmaceuticals, Inc. *	13,870	338,567
Syneos Health, Inc. *	36,334	2,810,435
Syros Pharmaceuticals, Inc. *	14,538	122,119
Tarsus Pharmaceuticals, Inc. *(a)	2,785	100,956
Taysha Gene Therapies, Inc. *	3,886	99,443
TCR2 Therapeutics, Inc. *	11,090	293,441
TG Therapeutics, Inc. *	51,119	2,237,479
TherapeuticsMD, Inc. *(a)	129,291	196,522
Theravance Biopharma, Inc. *	23,092	382,634
Thermo Fisher Scientific, Inc.	188,389	84,790,121
Translate Bio, Inc. *	33,244	775,915
Travere Therapeutics, Inc. *	22,106	681,307
Tricida, Inc. *	13,675	69,879
Turning Point Therapeutics, Inc. *	20,103	2,370,345
Twist Bioscience Corp. *	19,493	2,683,017
Ultragenyx Pharmaceutical, Inc. *	29,734	4,208,550
uniQure N.V. *	17,872	655,902
United Therapeutics Corp. *	21,037	3,516,966
UNITY Biotechnology, Inc. *	11,622	79,146
Vanda Pharmaceuticals, Inc. *	24,956	465,429
Vaxart, Inc. *(a)	52,450	375,018
Vaxcyte, Inc. *	8,488	199,977
VBI Vaccines, Inc. *	104,621	352,573
Veracyte, Inc. *	31,062	1,803,460
Vericel Corp. *	21,702	1,047,773
Vertex Pharmaceuticals, Inc. *	123,876	26,329,844
Viatris, Inc. *	572,645	8,503,778
Viela Bio, Inc. *	8,195	435,974
Vir Biotechnology, Inc. *	31,056	1,945,037
Voyager Therapeutics, Inc. *	10,949	62,081
Waters Corp. *	29,610	8,109,587
WaVe Life Sciences Ltd. *	16,326	153,628
Xencor, Inc. *	27,274	1,343,790
Y-mAbs Therapeutics, Inc. *	11,793	414,760
Zentalis Pharmaceuticals, Inc. *	7,450	313,198
ZIOPHARM Oncology, Inc. *	102,779	547,812
Zoetis, Inc.	226,303	35,131,278
Zogenix, Inc. *	25,853	548,342
		1,364,432,121

Real Estate 3.2%
Acadia Realty Trust	42,957	812,317
Agree Realty Corp.	27,717	1,789,410
Alexander & Baldwin, Inc.	34,308	599,361
Alexander's, Inc.	1,052	285,208
Alexandria Real Estate Equities, Inc.	58,716	9,376,358

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Altisource Portfolio Solutions S.A. *	4,536	46,131
American Assets Trust, Inc.	23,100	717,948
American Campus Communities, Inc.	64,400	2,637,824
American Finance Trust, Inc.	51,670	457,796
American Homes 4 Rent, Class A	126,621	3,942,978
American Tower Corp.	211,105	45,626,124
Americold Realty Trust	97,854	3,428,804
Apartment Income REIT Corp.	71,182	2,909,920
Apartment Investment & Management Co., Class A	71,182	338,826
Apple Hospitality REIT, Inc.	101,017	1,439,492
Armada Hoffler Properties, Inc.	26,842	346,530
AvalonBay Communities, Inc.	66,225	11,639,044
Boston Properties, Inc.	67,184	6,659,950
Brandywine Realty Trust	78,747	963,076
Brixmor Property Group, Inc.	144,361	2,841,024
Broadstone Net Lease, Inc., Class A	17,444	315,562
Camden Property Trust	46,222	4,814,021
CareTrust REIT, Inc.	46,002	1,020,324
CBRE Group, Inc., Class A *	159,550	12,089,104
Centerspace	5,755	394,966
Chatham Lodging Trust *	22,725	316,559
CIM Commercial Trust Corp.	7,604	92,389
City Office REIT, Inc.	20,525	208,534
Colony Capital, Inc.	220,780	1,307,018
Columbia Property Trust, Inc.	51,202	722,972
Community Healthcare Trust, Inc.	10,626	465,738
CorEnergy Infrastructure Trust, Inc.	1,418	10,592
CorePoint Lodging, Inc.	18,556	169,045
CoreSite Realty Corp.	20,357	2,477,650
Corporate Office Properties Trust	54,024	1,404,624
Cousins Properties, Inc.	70,321	2,358,566
Crown Castle International Corp.	205,120	31,947,440
CubeSmart	93,206	3,444,894
Cushman & Wakefield plc *	50,386	779,975
CyrusOne, Inc.	57,124	3,749,048
DiamondRock Hospitality Co. *	95,793	969,425
Digital Realty Trust, Inc.	133,630	18,003,970
Diversified Healthcare Trust	114,429	514,931
Douglas Emmett, Inc.	77,031	2,522,765
Duke Realty Corp.	178,304	6,998,432
Easterly Government Properties, Inc.	38,482	845,834
EastGroup Properties, Inc.	18,744	2,551,246
Empire State Realty Trust, Inc., Class A	66,545	732,660
EPR Properties	35,650	1,610,667
Equinix, Inc.	42,360	27,463,682
Equity Commonwealth	57,362	1,618,182
Equity LifeStyle Properties, Inc.	80,413	4,957,461
Equity Residential	162,596	10,635,404
Essential Properties Realty Trust, Inc.	48,127	1,116,546
Essex Property Trust, Inc.	30,910	7,875,559
eXp World Holdings, Inc. *	26,076	1,574,730
Extra Space Storage, Inc.	61,344	7,710,941
Federal Realty Investment Trust	32,998	3,338,408
First Industrial Realty Trust, Inc.	61,194	2,613,596
Forestar Group, Inc. *	9,473	201,680
Four Corners Property Trust, Inc.	34,581	936,799
Franklin Street Properties Corp.	49,901	247,509
FRP Holdings, Inc. *	3,539	159,750
Gaming & Leisure Properties, Inc.	103,523	4,596,421
Getty Realty Corp.	15,808	442,308
Gladstone Commercial Corp.	17,624	329,216
Global Medical REIT, Inc.	19,374	260,968
Global Net Lease, Inc.	40,332	749,369
Healthcare Realty Trust, Inc.	63,227	1,824,731
Healthcare Trust of America, Inc., Class A	104,208	2,830,289
Healthpeak Properties, Inc.	255,459	7,431,302
Security	Number of Shares	Value ($)
Hersha Hospitality Trust *	18,180	202,162
Highwoods Properties, Inc.	50,249	2,007,950
Host Hotels & Resorts, Inc.	331,862	5,505,591
Hudson Pacific Properties, Inc.	73,829	1,889,284
Independence Realty Trust, Inc.	44,124	619,501
Industrial Logistics Properties Trust	30,647	651,862
Innovative Industrial Properties, Inc.	10,841	2,113,995
Invitation Homes, Inc.	264,639	7,711,580
Iron Mountain, Inc.	136,120	4,735,615
iStar, Inc. (a)	36,333	643,821
JBG SMITH Properties	53,746	1,706,436
Jones Lang LaSalle, Inc. *	24,332	4,233,281
Kennedy-Wilson Holdings, Inc.	57,146	1,072,059
Kilroy Realty Corp.	50,261	3,189,563
Kimco Realty Corp.	205,300	3,763,149
Kite Realty Group Trust	41,951	804,201
Lamar Advertising Co., Class A	41,420	3,586,558
Lexington Realty Trust	135,060	1,447,843
Life Storage, Inc.	34,509	2,895,305
LTC Properties, Inc.	18,818	769,844
Mack-Cali Realty Corp.	38,646	539,885
Marcus & Millichap, Inc. *	11,015	417,138
Medical Properties Trust, Inc.	268,019	5,786,530
Mid-America Apartment Communities, Inc.	54,239	7,307,620
Monmouth Real Estate Investment Corp.	48,530	840,540
National Health Investors, Inc.	20,809	1,420,630
National Retail Properties, Inc.	83,362	3,654,590
National Storage Affiliates Trust	28,261	1,089,462
New Senior Investment Group, Inc.	39,905	243,820
Newmark Group, Inc., Class A	77,458	776,129
NexPoint Residential Trust, Inc.	9,844	403,998
Office Properties Income Trust	21,484	543,330
Omega Healthcare Investors, Inc.	108,416	4,026,570
One Liberty Properties, Inc.	7,396	158,348
Outfront Media, Inc.	69,054	1,400,415
Paramount Group, Inc.	81,647	756,868
Park Hotels & Resorts, Inc.	111,871	2,433,194
Pebblebrook Hotel Trust	63,718	1,443,850
Physicians Realty Trust	98,668	1,677,356
Piedmont Office Realty Trust, Inc., Class A	61,316	1,046,051
PotlatchDeltic Corp.	30,849	1,565,587
Preferred Apartment Communities, Inc., Class A	18,385	151,309
Prologis, Inc.	352,055	34,878,089
PS Business Parks, Inc.	9,501	1,376,315
Public Storage	72,195	16,889,298
QTS Realty Trust, Inc., Class A	30,473	1,892,983
Rayonier, Inc.	64,292	2,098,491
RE/MAX Holdings, Inc., Class A	9,490	395,923
Realogy Holdings Corp. *	55,174	832,024
Realty Income Corp.	166,517	10,034,314
Redfin Corp. *	48,550	3,677,177
Regency Centers Corp.	75,599	4,141,313
Retail Opportunity Investments Corp.	56,145	887,652
Retail Properties of America, Inc., Class A	98,122	1,033,225
Retail Value, Inc.	8,079	134,919
Rexford Industrial Realty, Inc.	61,909	2,954,298
RLJ Lodging Trust	78,408	1,231,006
RPT Realty	39,825	436,880
Ryman Hospitality Properties, Inc.	26,421	2,042,079
Sabra Health Care REIT, Inc.	99,807	1,718,677
Safehold, Inc.	6,726	512,858
Saul Centers, Inc.	5,576	197,502
SBA Communications Corp.	52,728	13,452,495
Seritage Growth Properties, Class A *(a)	16,268	328,451

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Service Properties Trust	80,252	1,030,436
Simon Property Group, Inc.	156,549	17,677,513
SITE Centers Corp.	73,933	986,266
SL Green Realty Corp.	35,131	2,426,498
Spirit Realty Capital, Inc.	54,077	2,326,393
STAG Industrial, Inc.	72,181	2,277,311
STORE Capital Corp.	112,097	3,748,524
Summit Hotel Properties, Inc. *	51,955	537,734
Sun Communities, Inc.	51,001	7,749,602
Sunstone Hotel Investors, Inc.	102,860	1,358,781
Tanger Factory Outlet Centers, Inc. (a)	46,632	733,988
Tejon Ranch Co. *	9,067	147,973
Terreno Realty Corp.	32,688	1,831,836
The GEO Group, Inc. (a)	58,685	422,532
The Howard Hughes Corp. *	20,998	1,992,080
The Macerich Co.	56,119	725,057
The RMR Group, Inc., Class A	7,698	309,383
The St. Joe Co.	15,521	781,172
UDR, Inc.	139,724	5,752,437
UMH Properties, Inc.	16,835	287,373
Uniti Group, Inc.	110,416	1,315,055
Universal Health Realty Income Trust	6,234	386,196
Urban Edge Properties	49,824	822,096
Urstadt Biddle Properties, Inc., Class A	13,358	215,331
Ventas, Inc.	176,986	9,362,559
VEREIT, Inc.	103,492	4,036,188
VICI Properties, Inc.	255,134	7,271,319
Vornado Realty Trust	74,432	3,196,110
Washington Prime Group, Inc. (a)	14,110	87,905
Washington Real Estate Investment Trust	39,921	899,021
Weingarten Realty Investors	59,288	1,505,322
Welltower, Inc.	198,449	13,474,687
Weyerhaeuser Co.	354,683	12,013,113
Whitestone REIT	18,180	169,983
WP Carey, Inc.	83,169	5,700,403
Xenia Hotels & Resorts, Inc.	54,002	1,078,420
		591,627,309

Retailing 6.7%
1-800-Flowers.com, Inc., Class A *	10,894	308,082
Abercrombie & Fitch Co., Class A	29,297	801,859
Academy Sports & Outdoors, Inc. *	13,407	321,232
Advance Auto Parts, Inc.	32,153	5,155,734
Amazon.com, Inc. *	202,786	627,202,903
America's Car-Mart, Inc. *	3,259	439,965
American Eagle Outfitters, Inc.	70,701	1,817,016
Asbury Automotive Group, Inc. *	9,288	1,573,852
At Home Group, Inc. *	28,282	712,424
AutoNation, Inc. *	27,542	2,066,201
AutoZone, Inc. *	11,025	12,788,118
Bed Bath & Beyond, Inc.	59,899	1,608,887
Best Buy Co., Inc.	109,282	10,966,449
Big Lots, Inc.	17,100	1,086,534
Booking Holdings, Inc. *	19,484	45,368,689
Boot Barn Holdings, Inc. *	13,085	790,596
Burlington Stores, Inc. *	31,380	8,121,772
Caleres, Inc.	20,479	324,797
Camping World Holdings, Inc., Class A	17,382	544,057
CarMax, Inc. *	78,049	9,327,636
CarParts.com, Inc. *	16,661	295,400
Carvana Co. *	26,757	7,585,609
Chewy, Inc., Class A *	35,768	3,632,598
Chico's FAS, Inc.	58,196	156,547
Conn's, Inc. *	9,311	132,123
Core-Mark Holding Co., Inc.	22,109	720,311
Designer Brands, Inc., Class A	28,084	350,769
Dick's Sporting Goods, Inc.	31,476	2,246,442
Security	Number of Shares	Value ($)
Dillard's, Inc., Class A	2,644	210,727
Dollar General Corp.	116,596	22,035,478
Dollar Tree, Inc. *	111,532	10,952,442
DoorDash, Inc., Class A *(a)	16,258	2,755,568
Duluth Holdings, Inc., Class B *	6,181	86,410
eBay, Inc.	310,732	17,531,499
Etsy, Inc. *	59,784	13,168,622
Expedia Group, Inc.	64,805	10,433,605
Five Below, Inc. *	26,710	4,971,265
Floor & Decor Holdings, Inc., Class A *	49,443	4,701,535
Foot Locker, Inc.	50,152	2,411,810
Franchise Group, Inc.	12,798	448,954
Funko, Inc., Class A *	13,195	179,188
GameStop Corp., Class A *(a)	27,503	2,798,155
Genesco, Inc. *	7,469	335,657
Genuine Parts Co.	68,261	7,191,296
Group 1 Automotive, Inc.	8,140	1,240,862
Groupon, Inc. *	10,886	472,452
GrowGeneration Corp. *	22,565	1,029,641
GrubHub, Inc. *	44,273	2,836,571
Guess?, Inc.	15,873	400,158
Haverty Furniture Cos., Inc.	7,768	280,969
Hibbett Sports, Inc. *	7,811	501,935
Kohl's Corp.	75,374	4,164,413
L Brands, Inc. *	110,534	6,041,788
Lands' End, Inc. *	7,147	236,137
Leslie's, Inc. *	32,009	777,178
Liquidity Services, Inc. *	13,725	214,247
Lithia Motors, Inc., Class A	12,380	4,629,501
LKQ Corp. *	134,012	5,278,733
Lowe's Cos., Inc.	348,677	55,701,151
Lumber Liquidators Holdings, Inc. *	12,779	316,536
Macy's, Inc.	150,613	2,290,824
Magnite, Inc. *	53,111	2,595,535
MarineMax, Inc. *	11,090	495,168
Monro, Inc.	16,442	1,019,240
Murphy USA, Inc.	12,911	1,609,356
National Vision Holdings, Inc. *	38,291	1,818,440
Nordstrom, Inc.	51,712	1,884,902
O'Reilly Automotive, Inc. *	34,522	15,442,726
Ollie's Bargain Outlet Holdings, Inc. *	26,713	2,208,631
Overstock.com, Inc. *	20,367	1,368,051
Party City Holdco, Inc. *	52,450	401,767
Penske Automotive Group, Inc.	14,490	985,030
PetMed Express, Inc.	9,354	324,677
Pool Corp.	19,073	6,385,068
Quotient Technology, Inc. *	39,076	524,400
Qurate Retail, Inc., Class A	186,612	2,317,721
Rent-A-Center, Inc.	24,235	1,399,814
RH *	7,332	3,595,393
Ross Stores, Inc.	168,901	19,700,613
Sally Beauty Holdings, Inc. *	55,432	892,455
Shift Technologies, Inc. *	27,466	243,074
Shoe Carnival, Inc.	4,437	217,236
Shutterstock, Inc.	10,639	938,679
Signet Jewelers Ltd. *	25,152	1,252,067
Sleep Number Corp. *	13,510	1,852,626
Sonic Automotive, Inc., Class A	11,267	519,521
Sportsman's Warehouse Holdings, Inc. *	22,507	381,269
Stamps.com, Inc. *	8,644	1,572,603
Stitch Fix, Inc., Class A *	27,158	2,072,427
Target Corp.	238,028	43,663,856
The Aaron's Co., Inc. *	16,304	358,036
The Buckle, Inc.	13,518	519,632
The Cato Corp., Class A	10,882	134,284
The Children's Place, Inc. *	7,797	539,942
The Container Store Group, Inc. *	9,473	145,221
The Gap, Inc. *	98,299	2,452,560

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Home Depot, Inc.	511,673	132,185,603
The Michaels Cos., Inc. *	34,809	522,135
The ODP Corp. *	25,523	976,765
The RealReal, Inc. *	28,077	717,087
The TJX Cos., Inc.	570,952	37,677,122
Tractor Supply Co.	55,079	8,755,358
Ulta Beauty, Inc. *	26,855	8,656,172
Urban Outfitters, Inc. *	33,962	1,151,312
Vroom, Inc. *	15,503	686,008
Wayfair, Inc., Class A *	34,521	9,975,879
Weyco Group, Inc.	3,518	61,741
Williams-Sonoma, Inc.	36,301	4,765,958
Winmark Corp.	1,401	247,262
Zumiez, Inc. *	9,530	429,612
		1,261,711,943

Semiconductors & Semiconductor Equipment 5.2%
ACM Research, Inc., Class A *	4,672	453,932
Advanced Energy Industries, Inc.	18,161	1,896,916
Advanced Micro Devices, Inc. *	571,830	48,325,353
Allegro MicroSystems, Inc. *	19,817	518,016
Ambarella, Inc. *	16,911	1,902,318
Amkor Technology, Inc.	50,534	1,207,257
Analog Devices, Inc.	175,763	27,387,391
Applied Materials, Inc.	434,259	51,325,071
Axcelis Technologies, Inc. *	15,823	583,394
Broadcom, Inc.	192,389	90,397,819
Brooks Automation, Inc.	35,622	2,962,326
CEVA, Inc. *	9,681	592,768
Cirrus Logic, Inc. *	27,911	2,282,562
CMC Materials, Inc.	14,043	2,394,331
Cohu, Inc. *	20,464	889,161
Cree, Inc. *	52,728	5,982,519
Diodes, Inc. *	19,659	1,543,625
Enphase Energy, Inc. *	59,908	10,547,402
Entegris, Inc.	64,490	6,784,993
First Solar, Inc. *	39,946	3,236,425
FormFactor, Inc. *	37,605	1,706,139
Ichor Holdings Ltd. *	11,862	507,219
Impinj, Inc. *	10,093	645,649
Inphi Corp. *	24,806	4,082,820
Intel Corp.	1,948,425	118,425,271
KLA Corp.	73,629	22,915,554
Kulicke & Soffa Industries, Inc.	30,237	1,507,617
Lam Research Corp.	68,485	38,844,007
Lattice Semiconductor Corp. *	64,545	3,105,905
MACOM Technology Solutions Holdings, Inc. *	21,733	1,398,519
Marvell Technology Group Ltd.	317,950	15,350,626
Maxim Integrated Products, Inc.	126,755	11,809,763
MaxLinear, Inc., Class A *	31,967	1,271,328
Microchip Technology, Inc.	123,501	18,849,958
Micron Technology, Inc. *	528,610	48,383,673
MKS Instruments, Inc.	26,503	4,370,345
Monolithic Power Systems, Inc.	20,170	7,554,068
NeoPhotonics Corp. *	18,702	179,726
NVIDIA Corp.	294,410	161,507,438
NXP Semiconductor N.V.	132,738	24,231,322
ON Semiconductor Corp. *	195,805	7,885,067
Onto Innovation, Inc. *	23,117	1,443,888
PDF Solutions, Inc. *	12,325	226,287
Photronics, Inc. *	32,452	386,503
Power Integrations, Inc.	28,892	2,553,186
Qorvo, Inc. *	54,177	9,466,347
QUALCOMM, Inc.	537,445	73,194,635
Rambus, Inc. *	55,566	1,165,775
Semtech Corp. *	30,593	2,242,773
Security	Number of Shares	Value ($)
Silicon Laboratories, Inc. *	21,160	3,295,458
SiTime Corp. *	5,790	564,120
Skyworks Solutions, Inc.	78,760	14,005,103
SMART Global Holdings, Inc. *	6,455	301,384
SolarEdge Technologies, Inc. *	24,285	7,244,458
SunPower Corp. *	38,628	1,343,096
Synaptics, Inc. *	16,252	2,178,256
Teradyne, Inc.	79,222	10,188,741
Texas Instruments, Inc.	436,523	75,199,817
Ultra Clean Holdings, Inc. *	19,153	888,316
Universal Display Corp.	20,511	4,341,974
Veeco Instruments, Inc. *	23,481	504,842
Xilinx, Inc.	116,847	15,225,164
		981,705,716

Software & Services 14.4%
2U, Inc. *	33,370	1,322,453
8x8, Inc. *	50,426	1,725,073
A10 Networks, Inc. *	31,132	290,773
Accenture plc, Class A	301,449	75,633,554
ACI Worldwide, Inc. *	55,328	2,116,849
Adobe, Inc. *	228,201	104,897,154
Affirm Holdings, Inc. *	11,540	1,073,912
Agilysys, Inc. *	9,957	593,338
Akamai Technologies, Inc. *	77,318	7,306,551
Alarm.com Holdings, Inc. *	21,191	1,862,265
Alliance Data Systems Corp.	23,150	2,233,975
Altair Engineering, Inc., Class A *	19,880	1,224,409
Alteryx, Inc., Class A *	25,623	2,449,559
Anaplan, Inc. *	67,302	4,373,957
ANSYS, Inc. *	40,808	13,915,120
Appfolio, Inc., Class A *	7,939	1,302,155
Appian Corp. *	17,928	3,081,823
Asana, Inc., Class A *	4,565	158,086
Aspen Technology, Inc. *	32,316	4,863,881
Autodesk, Inc. *	104,498	28,841,448
Automatic Data Processing, Inc.	203,888	35,480,590
Avalara, Inc. *	40,445	6,347,438
Avaya Holdings Corp. *	36,096	1,070,968
Benefitfocus, Inc. *	16,052	243,990
BigCommerce Holdings, Inc. *	4,976	294,131
Bill.com Holdings, Inc. *	28,271	4,664,998
Black Knight, Inc. *	74,860	5,741,013
Blackbaud, Inc. *	23,717	1,632,204
Blackline, Inc. *	24,216	3,003,268
BM Technologies, Inc. *(c)	2,133	24,682
Bottomline Technologies (DE), Inc. *	18,493	829,966
Box, Inc., Class A *	67,562	1,239,763
Broadridge Financial Solutions, Inc.	55,125	7,854,761
Cadence Design Systems, Inc. *	132,371	18,676,224
Cardtronics plc, Class A *	16,796	647,486
Cass Information Systems, Inc.	5,589	240,774
CDK Global, Inc.	58,642	2,940,310
Cerence, Inc. *	17,736	1,972,598
Ceridian HCM Holding, Inc. *	61,667	5,529,063
ChannelAdvisor Corp. *	11,138	251,719
Citrix Systems, Inc.	58,399	7,800,938
Cloudera, Inc. *	102,434	1,653,285
Cloudflare, Inc., Class A *	83,173	6,152,307
Cognizant Technology Solutions Corp., Class A	253,712	18,642,758
CommVault Systems, Inc. *	21,971	1,400,212
Concentrix Corp. *	19,329	2,387,325
Conduent, Inc. *	80,254	431,767
Cornerstone OnDemand, Inc. *	28,825	1,456,239
Coupa Software, Inc. *	32,653	11,306,428
Crowdstrike Holdings, Inc., Class A *	89,757	19,387,512

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CSG Systems International, Inc.	16,252	750,030
Datadog, Inc., Class A *	91,747	8,753,581
Datto Holding Corp. *	10,638	247,653
Digimarc Corp. *	6,168	225,687
Digital Turbine, Inc. *	35,223	2,908,363
DocuSign, Inc. *	88,912	20,152,794
Domo, Inc., Class B *	12,282	782,732
Dropbox, Inc., Class A *	140,406	3,165,453
Duck Creek Technologies, Inc. *	15,563	736,130
DXC Technology Co.	119,497	3,013,714
Dynatrace, Inc. *	86,296	4,294,089
Ebix, Inc.	11,338	276,420
Elastic N.V. *	29,154	3,918,006
Envestnet, Inc. *	25,293	1,619,258
EPAM Systems, Inc. *	26,690	9,971,651
Euronet Worldwide, Inc. *	25,006	3,758,652
Everbridge, Inc. *	16,991	2,603,531
EVERTEC, Inc.	28,097	1,092,973
Evo Payments, Inc., Class A *	20,580	523,967
ExlService Holdings, Inc. *	15,739	1,331,834
Fair Isaac Corp. *	13,845	6,334,780
Fastly, Inc., Class A *	39,787	2,927,528
Fidelity National Information Services, Inc.	294,971	40,705,998
FireEye, Inc. *	109,164	2,109,049
Fiserv, Inc. *	273,895	31,599,266
Five9, Inc. *	31,261	5,790,788
FleetCor Technologies, Inc. *	39,540	10,964,837
Fortinet, Inc. *	63,756	10,765,201
fuboTV, Inc. *	23,615	833,610
Gartner, Inc. *	42,273	7,568,558
Genpact Ltd.	84,232	3,406,342
Global Payments, Inc.	142,203	28,154,772
GoDaddy, Inc., Class A *	79,473	6,446,850
GreenSky, Inc., Class A *	20,301	108,001
Grid Dynamics Holdings, Inc. *(a)	11,889	177,265
GTT Communications, Inc. *(a)	12,476	23,455
GTY Technology Holdings, Inc. *	17,636	129,272
Guidewire Software, Inc. *	40,141	4,455,250
HubSpot, Inc. *	20,506	10,560,590
InterDigital, Inc.	14,295	905,874
International Business Machines Corp.	423,388	50,353,535
International Money Express, Inc. *	13,902	204,776
Intuit, Inc.	124,875	48,718,733
j2 Global, Inc. *	20,332	2,264,578
Jack Henry & Associates, Inc.	36,220	5,376,497
Jamf Holding Corp. *	13,311	497,831
Limelight Networks, Inc. *	58,360	190,837
LivePerson, Inc. *	30,044	1,971,487
LiveRamp Holdings, Inc. *	31,507	1,989,982
Manhattan Associates, Inc. *	30,215	3,714,934
Mastercard, Inc., Class A	418,439	148,064,640
MAXIMUS, Inc.	29,585	2,404,669
McAfee Corp., Class A	16,364	338,735
Medallia, Inc. *	39,500	1,594,615
Microsoft Corp.	3,594,948	835,394,016
MicroStrategy, Inc., Class A *	3,460	2,596,419
Mimecast Ltd. *	27,383	1,174,183
Model N, Inc. *	15,035	636,732
MoneyGram International, Inc. *	24,595	164,049
MongoDB, Inc. *	23,988	9,257,689
New Relic, Inc. *	24,387	1,491,021
NIC, Inc.	31,225	1,083,820
NortonLifeLock, Inc.	282,839	5,518,189
Nuance Communications, Inc. *	134,634	6,004,676
Nutanix, Inc., Class A *	90,232	2,732,676
Okta, Inc. *	57,498	15,032,852
OneSpan, Inc. *	14,195	331,595
Security	Number of Shares	Value ($)
Oracle Corp.	902,764	58,237,306
Pagerduty, Inc. *	26,357	1,179,212
Palantir Technologies, Inc., Class A *	174,113	4,161,301
Palo Alto Networks, Inc. *	45,174	16,186,296
Paya Holdings, Inc., Class A *(a)	24,849	299,679
Paychex, Inc.	151,793	13,823,789
Paycom Software, Inc. *	23,206	8,684,613
Paylocity Holding Corp. *	17,895	3,421,345
PayPal Holdings, Inc. *	557,321	144,819,862
Paysign, Inc. *	13,063	59,175
Pegasystems, Inc.	18,829	2,492,018
Perficient, Inc. *	16,547	921,502
Perspecta, Inc.	63,606	1,857,295
Ping Identity Holding Corp. *	17,412	407,963
Pluralsight, Inc., Class A *	48,921	1,007,283
Progress Software Corp.	21,605	919,077
Proofpoint, Inc. *	27,241	3,293,982
PROS Holdings, Inc. *	18,951	898,277
PTC, Inc. *	50,210	6,875,757
Q2 Holdings, Inc. *	23,810	2,901,963
QAD, Inc., Class A	5,269	338,270
Qualtrics International, Inc., Class A *	24,407	927,466
Qualys, Inc. *	16,036	1,558,058
Rackspace Technology, Inc. *	15,800	332,116
Rapid7, Inc. *	24,359	1,857,130
RealPage, Inc. *	42,481	3,686,501
Repay Holdings Corp. *	32,746	713,863
RingCentral, Inc., Class A *	37,626	14,228,648
Sabre Corp.	151,313	2,222,788
Sailpoint Technologies Holdings, Inc. *	43,358	2,444,524
salesforce.com, Inc. *	435,300	94,242,450
ServiceNow, Inc. *	92,760	49,483,750
Shift4 Payments, Inc., Class A *	16,858	1,289,637
Slack Technologies, Inc., Class A *	232,704	9,524,575
Smartsheet, Inc., Class A *	53,683	3,717,548
Snowflake, Inc., Class A *	15,357	3,985,756
SolarWinds Corp. *	34,891	564,885
Splunk, Inc. *	76,073	10,879,200
Sprout Social, Inc., Class A *	13,069	888,300
SPS Commerce, Inc. *	17,128	1,725,303
Square, Inc., Class A *	182,537	41,988,986
SS&C Technologies Holdings, Inc.	106,313	7,046,426
Sumo Logic, Inc. *	7,141	216,944
SVMK, Inc. *	56,150	1,045,513
Switch, Inc., Class A	37,434	649,106
Sykes Enterprises, Inc. *	19,264	787,127
Synopsys, Inc. *	72,425	17,759,334
Tenable Holdings, Inc. *	31,321	1,281,342
Teradata Corp. *	51,571	2,067,997
The Trade Desk, Inc., Class A *	19,962	16,077,195
The Western Union Co.	195,879	4,548,310
TTEC Holdings, Inc.	8,882	747,332
Tucows, Inc., Class A *	4,453	351,876
Twilio, Inc., Class A *	68,468	26,899,708
Tyler Technologies, Inc. *	19,302	8,944,933
Unisys Corp. *	29,915	734,413
Upland Software, Inc. *	11,758	581,198
Varonis Systems, Inc. *	16,181	2,969,861
Verint Systems, Inc. *	31,007	1,528,335
VeriSign, Inc. *	47,634	9,242,425
Verra Mobility Corp. *	63,329	902,438
VirnetX Holding Corp.	28,924	201,311
Visa, Inc., Class A	806,485	171,289,349
VMware, Inc., Class A *	38,697	5,348,312
WEX, Inc. *	20,834	4,340,764
Workday, Inc., Class A *	85,828	21,043,309
Workiva, Inc. *	19,128	1,934,797
Xperi Holding Corp.	49,799	1,050,759

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Yext, Inc. *	45,061	762,432
Zendesk, Inc. *	55,781	8,151,835
Zoom Video Communications, Inc., Class A *	96,918	36,209,534
Zscaler, Inc. *	34,978	7,171,539
Zuora, Inc., Class A *	47,545	709,847
		2,703,411,672

Technology Hardware & Equipment 6.9%
3D Systems Corp. *	58,970	2,113,485
Acacia Communications, Inc. *	18,328	2,107,537
ADTRAN, Inc.	25,627	431,559
Amphenol Corp., Class A	142,647	17,927,875
Apple Inc.	7,599,039	921,459,469
Applied Optoelectronics, Inc. *	8,650	80,661
Arista Networks, Inc. *	25,818	7,224,909
Arlo Technologies, Inc. *	37,484	260,889
Arrow Electronics, Inc. *	35,767	3,585,999
Avid Technology, Inc. *	19,703	382,041
Avnet, Inc.	46,840	1,783,199
Badger Meter, Inc.	13,693	1,486,923
Belden, Inc.	21,841	965,591
Benchmark Electronics, Inc.	17,288	490,979
CalAmp Corp. *	18,877	210,856
Calix, Inc. *	25,682	1,014,696
Casa Systems, Inc. *	14,016	115,071
CDW Corp.	67,810	10,638,711
Ciena Corp. *	73,762	3,848,164
Cisco Systems, Inc.	2,010,266	90,200,635
Cognex Corp.	82,447	6,809,298
Coherent, Inc. *	11,558	2,796,343
CommScope Holding Co., Inc. *	93,978	1,371,139
Comtech Telecommunications Corp.	12,663	340,381
Corning, Inc.	364,743	13,947,772
Corsair Gaming, Inc. *	10,055	360,371
CTS Corp.	15,766	507,192
Daktronics, Inc.	22,891	123,840
Dell Technologies, Inc., Class C *	111,268	9,020,497
Diebold Nixdorf, Inc. *	37,897	550,264
Dolby Laboratories, Inc., Class A	30,285	2,956,725
EchoStar Corp., Class A *	24,871	564,572
ePlus, Inc. *	6,625	626,460
Extreme Networks, Inc. *	59,628	546,789
F5 Networks, Inc. *	29,199	5,547,226
Fabrinet *	17,516	1,547,188
FARO Technologies, Inc. *	8,990	840,205
FLIR Systems, Inc.	62,093	3,315,766
Harmonic, Inc. *	46,276	358,408
Hewlett Packard Enterprise Co.	608,596	8,861,158
HP, Inc.	653,377	18,928,332
II-VI, Inc. *	49,565	4,178,329
Infinera Corp. *	89,309	877,461
Inseego Corp. *	30,564	445,929
Insight Enterprises, Inc. *	16,096	1,345,465
IPG Photonics Corp. *	16,895	3,841,078
Itron, Inc. *	19,339	2,267,304
Jabil, Inc.	63,713	2,750,490
Juniper Networks, Inc.	158,181	3,682,454
Keysight Technologies, Inc. *	87,889	12,438,051
Kimball Electronics, Inc. *	11,182	262,553
Knowles Corp. *	45,522	946,402
Littelfuse, Inc.	11,504	2,993,571
Lumentum Holdings, Inc. *	36,167	3,255,030
Methode Electronics, Inc.	17,211	670,024
Motorola Solutions, Inc.	80,665	14,155,094
MTS Systems Corp.	8,561	499,620
Napco Security Technologies, Inc. *	5,705	177,597
Security	Number of Shares	Value ($)
National Instruments Corp.	62,168	2,760,259
NCR Corp. *	61,858	2,150,184
NetApp, Inc.	106,220	6,649,372
NETGEAR, Inc. *	14,939	597,560
NetScout Systems, Inc. *	35,577	1,003,983
nLight, Inc. *	16,049	611,788
Novanta, Inc. *	16,359	2,164,786
OSI Systems, Inc. *	8,228	778,533
PAR Technology Corp. *	9,401	816,759
PC Connection, Inc.	5,509	253,469
Plantronics, Inc. *	16,379	663,186
Plexus Corp. *	14,175	1,190,417
Pure Storage, Inc., Class A *	113,759	2,659,685
Ribbon Communications, Inc. *	50,224	433,935
Rogers Corp. *	9,200	1,669,616
Sanmina Corp. *	32,081	1,142,725
ScanSource, Inc. *	11,801	335,620
Seagate Technology plc	106,055	7,766,408
Super Micro Computer, Inc. *	21,380	697,629
SYNNEX Corp.	19,357	1,725,870
TE Connectivity Ltd.	157,684	20,503,651
Trimble, Inc. *	118,669	8,798,120
TTM Technologies, Inc. *	47,060	664,487
Ubiquiti, Inc.	3,531	1,126,107
Velodyne Lidar, Inc. *(a)	19,153	281,358
ViaSat, Inc. *	30,209	1,544,888
Viavi Solutions, Inc. *	110,789	1,793,120
Vishay Intertechnology, Inc.	63,078	1,505,672
Vontier Corp. *	80,123	2,515,862
Western Digital Corp.	144,292	9,888,331
Xerox Holdings Corp.	79,097	2,015,392
Zebra Technologies Corp., Class A *	25,260	12,615,602
		1,300,360,001

Telecommunication Services 1.4%
Anterix, Inc. *	5,372	226,860
AT&T, Inc.	3,388,678	94,510,229
ATN International, Inc.	5,294	257,712
Bandwidth, Inc., Class A *	10,441	1,653,437
Boingo Wireless, Inc. *	21,124	240,814
Cincinnati Bell, Inc. *	25,226	385,453
Cogent Communications Holdings, Inc.	19,505	1,167,374
Consolidated Communications Holdings, Inc. *	35,103	184,642
Globalstar, Inc. *	288,842	511,250
Gogo, Inc. *(a)	20,248	239,939
Iridium Communications, Inc. *	55,420	2,123,140
Liberty Global plc, Class A *	68,602	1,689,324
Liberty Global plc, Class C *	170,754	4,149,322
Liberty Latin America Ltd., Class A *	23,360	256,259
Liberty Latin America Ltd., Class C *	72,522	794,841
Lumen Technologies, Inc.	464,994	5,714,776
ORBCOMM, Inc. *	40,150	306,345
Radius Global Infrastructure, Inc., Class A *	27,633	342,097
Shenandoah Telecommunications Co.	23,055	1,022,489
Spok Holdings, Inc.	8,494	91,056
T-Mobile US, Inc. *	277,450	33,285,676
Telephone and Data Systems, Inc.	48,547	868,506
United States Cellular Corp. *	7,545	222,049
Verizon Communications, Inc.	1,966,607	108,753,367
Vonage Holdings Corp. *	112,839	1,491,732
		260,488,689

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Transportation 2.0%
Air Transport Services Group, Inc. *	29,520	783,461
Alaska Air Group, Inc. *	57,793	3,757,701
Allegiant Travel Co. *	6,182	1,559,039
AMERCO	4,339	2,493,710
American Airlines Group, Inc. *	289,812	6,068,663
ArcBest Corp.	12,750	752,123
Atlas Air Worldwide Holdings, Inc. *	12,303	678,264
Avis Budget Group, Inc. *	25,540	1,418,747
C.H. Robinson Worldwide, Inc.	64,428	5,853,284
CSX Corp.	363,449	33,273,756
Daseke, Inc. *	28,867	159,346
Delta Air Lines, Inc. *	302,686	14,510,767
Echo Global Logistics, Inc. *	14,062	391,767
Expeditors International of Washington, Inc.	80,029	7,349,863
FedEx Corp.	115,085	29,289,133
Forward Air Corp.	13,001	1,115,096
Hawaiian Holdings, Inc. *	23,059	618,442
Heartland Express, Inc.	23,499	427,682
Hub Group, Inc., Class A *	16,380	943,160
J.B. Hunt Transport Services, Inc.	40,025	5,878,472
JetBlue Airways Corp. *	147,422	2,716,987
Kansas City Southern	44,423	9,432,780
Kirby Corp. *	29,175	1,825,188
Knight-Swift Transportation Holdings, Inc.	59,651	2,576,923
Landstar System, Inc.	17,959	2,875,954
Lyft, Inc., Class A *	117,933	6,568,868
Macquarie Infrastructure Corp.	34,497	1,081,136
Marten Transport Ltd.	26,090	422,136
Matson, Inc.	20,837	1,443,379
Norfolk Southern Corp.	120,549	30,385,581
Old Dominion Freight Line, Inc.	46,017	9,883,071
Ryder System, Inc.	25,882	1,754,023
Saia, Inc. *	12,480	2,502,614
Schneider National, Inc., Class B	17,460	403,850
SEACOR Holdings, Inc. *	8,075	343,268
SkyWest, Inc.	23,728	1,337,547
Southwest Airlines Co.	280,015	16,277,272
Spirit Airlines, Inc. *	46,284	1,660,670
Uber Technologies, Inc. *	662,577	34,288,360
Union Pacific Corp.	320,648	66,040,662
United Airlines Holdings, Inc. *	139,201	7,333,109
United Parcel Service, Inc., Class B	339,796	53,630,003
Universal Logistics Holdings, Inc.	5,214	122,060
Werner Enterprises, Inc.	27,900	1,197,468
XPO Logistics, Inc. *	43,644	5,088,890
		378,514,275

Utilities 2.4%
ALLETE, Inc.	24,994	1,552,877
Alliant Energy Corp.	119,273	5,505,642
Ameren Corp.	117,410	8,250,401
American Electric Power Co., Inc.	236,725	17,718,866
American States Water Co.	16,990	1,241,119
American Water Works Co., Inc.	85,973	12,197,849
Atmos Energy Corp.	59,626	5,044,956
Avangrid, Inc.	27,287	1,248,653
Avista Corp.	32,084	1,290,098
Black Hills Corp.	29,104	1,721,793
California Water Service Group	23,834	1,309,678
CenterPoint Energy, Inc.	258,483	5,024,909
Chesapeake Utilities Corp.	8,020	847,955
Clearway Energy, Inc., Class A	16,073	420,309
Clearway Energy, Inc., Class C	36,792	1,010,308
Security	Number of Shares	Value ($)
CMS Energy Corp.	135,698	7,342,619
Consolidated Edison, Inc.	162,230	10,650,399
Dominion Energy, Inc.	388,034	26,510,483
DTE Energy Co.	92,494	10,888,394
Duke Energy Corp.	349,599	29,922,178
Edison International	179,718	9,702,975
Entergy Corp.	94,975	8,244,780
Essential Utilities, Inc.	106,392	4,474,847
Evergy, Inc.	107,550	5,767,906
Eversource Energy	162,616	12,924,720
Exelon Corp.	463,823	17,903,568
FirstEnergy Corp.	257,099	8,520,261
Hawaiian Electric Industries, Inc.	52,783	1,845,294
IDACORP, Inc.	24,378	2,102,359
MDU Resources Group, Inc.	95,027	2,670,259
MGE Energy, Inc.	17,138	1,091,691
Middlesex Water Co.	8,777	602,717
National Fuel Gas Co.	42,356	1,924,657
New Jersey Resources Corp.	46,160	1,813,626
NextEra Energy, Inc.	932,153	68,494,602
NiSource, Inc.	181,673	3,924,137
Northwest Natural Holding Co.	15,245	731,607
NorthWestern Corp.	23,151	1,353,870
NRG Energy, Inc.	115,672	4,223,185
OGE Energy Corp.	96,890	2,835,970
ONE Gas, Inc.	25,114	1,681,884
Ormat Technologies, Inc.	21,158	1,812,606
Otter Tail Corp.	19,679	797,393
PG&E Corp. *	706,321	7,423,434
Pinnacle West Capital Corp.	53,487	3,740,346
PNM Resources, Inc.	38,039	1,826,252
Portland General Electric Co.	41,494	1,749,387
PPL Corp.	365,120	9,562,493
Public Service Enterprise Group, Inc.	240,747	12,959,411
Sempra Energy	136,862	15,873,255
SJW Group	12,788	801,552
South Jersey Industries, Inc.	47,573	1,194,558
Southwest Gas Holdings, Inc.	27,099	1,689,623
Spire, Inc.	24,815	1,648,212
Sunnova Energy International, Inc. *	27,069	1,213,774
The AES Corp.	317,710	8,438,378
The Southern Co.	502,311	28,491,080
UGI Corp.	100,605	3,854,177
Unitil Corp.	7,688	321,666
Vistra Corp.	233,367	4,025,581
WEC Energy Group, Inc.	149,871	12,085,597
Xcel Energy, Inc.	249,032	14,590,785
York Water Co.	5,521	229,729
		446,863,690
Total Common Stock
(Cost $11,754,321,685)		18,713,960,061

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(c)	42,134	3,586
Total Rights
(Cost $—)		3,586

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (d)	12,842,797	12,842,797

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.03% (d)	16,594,284	16,594,284
Total Other Investment Companies
(Cost $29,437,081)		29,437,081

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/19/21	189	35,996,940	(157,745)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $15,747,924.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 28, 2021:
	Value at 8/31/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 2/28/21	Balance of Shares Held at 2/28/21	Dividends Received
The Charles Schwab Corp.	$19,521,781	$7,522,632	($1,133,409)	$184,764	$17,531,076	$43,626,844	706,851	$252,156

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$14,646,116,268	$—	$—	$14,646,116,268
Pharmaceuticals, Biotechnology & Life Sciences	1,364,270,148	—	161,973	1,364,432,121
Software & Services	2,703,386,990	—	24,682	2,703,411,672
Rights [1]
Media	—	—	3,586	3,586
Other Investment Companies[1]	29,437,081	—	—	29,437,081
Liabilities
Futures Contracts[2]	(157,745)	—	—	(157,745)
Total	$18,743,052,742	$—	$190,241	$18,743,242,983
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Assets and Liabilities

As of February 28, 2021; unaudited
Assets
Investments in affiliated issuer, at value (cost $26,854,645)		$43,626,844
Investments in unaffiliated issuers, at value (cost $11,740,309,837) including securities on loan of $15,747,924		18,683,179,600
Collateral invested for securities on loan, at value (cost $16,594,284)		16,594,284
Cash		401,544
Deposit with broker for futures contracts		2,736,000
Receivables:
Investments sold		576,032
Dividends		22,546,979
Income from securities on loan	+	50,414
Total assets		18,769,711,697
Liabilities
Collateral held for securities on loan		16,594,284
Payables:
Investments bought		1,612,820
Management fees		439,540
Variation margin on futures contracts	+	150,100
Total liabilities		18,796,744
Net Assets
Total assets		18,769,711,697
Total liabilities	–	18,796,744
Net assets		$18,750,914,953
Net Assets by Source
Capital received from investors		11,780,686,356
Total distributable earnings		6,970,228,597

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$18,750,914,953		200,400,000		$93.57

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Operations

For the period September 1, 2020 through February 28, 2021; unaudited
Investment Income
Dividends received from affiliated issuer		$252,156
Dividends received from unaffiliated issuers (net of foreign withholding tax of $22,028)		138,624,010
Securities on loan, net	+	647,529
Total investment income		139,523,695
Expenses
Management fees		2,573,229
Total expenses	–	2,573,229
Net investment income		136,950,466
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(72,476)
Net realized losses on unaffiliated issuers		(71,531,642)
Net realized gains on in-kind redemptions on affiliated issuer		257,240
Net realized gains on in-kind redemptions on unaffiliated issuers		235,743,987
Net realized gains on futures contracts	+	2,652,825
Net realized gains		167,049,934
Net change in unrealized appreciation (depreciation) on affiliated issuer		17,531,076
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		1,875,899,134
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,212,445)
Net change in unrealized appreciation (depreciation)	+	1,892,217,765
Net realized and unrealized gains		2,059,267,699
Increase in net assets resulting from operations		$2,196,218,165

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/20-2/28/21		9/1/19-8/31/20
Net investment income		$136,950,466	$305,344,570
Net realized gains		167,049,934	825,670,838
Net change in unrealized appreciation (depreciation)	+	1,892,217,765	1,780,797,672
Increase in net assets resulting from operations		2,196,218,165	2,911,813,080
Distributions to Shareholders
Total distributions		($167,809,120)	($300,375,280)

Transactions in Fund Shares
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,000,000	$614,037,801	17,750,000	$1,224,526,962
Shares redeemed	+	(5,300,000)	(440,060,805)	(31,200,000)	(2,164,803,496)
Net transactions in fund shares		1,700,000	$173,976,996	(13,450,000)	($940,276,534)
Shares Outstanding and Net Assets
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		198,700,000	$16,548,528,912	212,150,000	$14,877,367,646
Total increase (decrease)	+	1,700,000	2,202,386,041	(13,450,000)	1,671,161,266
End of period		200,400,000	$18,750,914,953	198,700,000	$16,548,528,912

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Financial Statements
Financial Highlights
	9/1/20– 2/28/21*	9/1/19– 8/31/20	9/1/18– 8/31/19	10/11/17 [1]– 8/31/18
Per-Share Data
Net asset value at beginning of period	$34.50	$28.80	$28.62	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.28	0.61	0.57	0.44
Net realized and unrealized gains (losses)	3.70	5.67	0.10	3.47
Total from investment operations	3.98	6.28	0.67	3.91
Less distributions:
Distributions from net investment income	(0.33)	(0.58)	(0.49)	(0.29)
Net asset value at end of period	$38.15	$34.50	$28.80	$28.62
Total return	11.68% [3]	22.25%	2.42%	15.72% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4]	0.05%	0.05%	0.05% [4]
Net investment income (loss)	1.59% [4]	2.03%	2.06%	1.87% [4]
Portfolio turnover rate[5]	5% [3]	5%	5%	3% [3]
Net assets, end of period (x 1,000)	$1,510,615	$1,145,352	$838,213	$486,487

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.9%
Aptiv plc *	11,019	1,651,087
Autoliv, Inc. *	3,206	288,540
BorgWarner, Inc.	9,984	449,280
Ford Motor Co. *	159,963	1,871,567
Fox Factory Holding Corp. *	1,723	219,080
General Motors Co.	51,431	2,639,953
Gentex Corp.	10,127	358,293
Harley-Davidson, Inc.	6,249	222,902
Lear Corp.	2,220	368,720
Tesla, Inc. *	30,986	20,931,043
Thor Industries, Inc.	2,233	261,395
		29,261,860

Banks 4.2%
Bank of America Corp.	311,048	10,796,476
Bank OZK	4,951	204,080
BOK Financial Corp.	1,244	107,059
Citigroup, Inc.	85,083	5,605,268
Citizens Financial Group, Inc.	17,463	758,593
Comerica, Inc.	5,703	388,374
Commerce Bancshares, Inc.	4,279	316,774
Cullen/Frost Bankers, Inc.	2,277	237,719
East West Bancorp, Inc.	5,793	418,023
Essent Group Ltd.	4,612	190,153
Fifth Third Bancorp	29,094	1,009,271
First Citizens BancShares, Inc., Class A	290	213,988
First Financial Bankshares, Inc.	5,865	261,931
First Horizon Corp.	22,773	368,923
First Republic Bank	7,102	1,170,054
Glacier Bancorp, Inc.	3,908	211,814
Huntington Bancshares, Inc.	41,638	638,727
JPMorgan Chase & Co.	124,550	18,330,023
KeyCorp	39,874	803,062
M&T Bank Corp.	5,225	788,661
New York Community Bancorp, Inc.	18,931	231,147
People's United Financial, Inc.	17,342	311,115
Pinnacle Financial Partners, Inc.	3,098	251,465
Popular, Inc.	3,447	230,329
Prosperity Bancshares, Inc.	3,757	276,027
Regions Financial Corp.	39,272	810,181
Signature Bank	2,341	511,134
South State Corp.	2,922	230,429
SVB Financial Group *	2,108	1,065,299
Synovus Financial Corp.	6,060	256,399
TCF Financial Corp.	6,212	278,422
TFS Financial Corp.	2,023	39,509
The PNC Financial Services Group, Inc.	17,313	2,914,817
Truist Financial Corp.	55,135	3,140,490
U.S. Bancorp	56,038	2,801,900
United Bankshares, Inc.	5,246	193,840
Wells Fargo & Co.	168,956	6,111,138
Security	Number of Shares	Value ($)
Western Alliance Bancorp	4,100	375,191
Zions Bancorp NA	6,698	356,133
		63,203,938

Capital Goods 6.0%
3M Co.	23,569	4,125,989
A.O. Smith Corp.	5,556	329,860
Advanced Drainage Systems, Inc.	2,033	223,671
AECOM *	6,195	358,629
AGCO Corp.	2,509	324,865
Air Lease Corp.	4,340	199,032
Allegion plc	3,736	406,402
Allison Transmission Holdings, Inc.	4,600	174,432
AMETEK, Inc.	9,397	1,108,564
Axon Enterprise, Inc. *	2,599	430,108
AZEK Co., Inc. *	5,036	222,138
Bloom Energy Corp., Class A *	4,678	133,463
Builders FirstSource, Inc. *	8,293	358,797
BWX Technologies, Inc.	3,876	224,847
Carlisle Cos., Inc.	2,164	314,321
Carrier Global Corp.	33,349	1,218,239
Caterpillar, Inc.	22,200	4,792,536
Chart Industries, Inc. *	1,444	206,622
Colfax Corp. *	4,159	184,452
Crane Co.	2,012	168,726
Cummins, Inc.	6,037	1,528,568
Curtiss-Wright Corp.	1,690	186,728
Deere & Co.	12,806	4,470,831
Donaldson Co., Inc.	5,183	305,331
Dover Corp.	5,903	727,604
Eaton Corp. plc	16,288	2,120,535
EMCOR Group, Inc.	2,242	218,304
Emerson Electric Co.	24,424	2,098,022
Fastenal Co.	23,441	1,086,959
Flowserve Corp.	5,317	196,729
Fortive Corp.	13,750	905,025
Fortune Brands Home & Security, Inc.	5,682	472,401
FuelCell Energy, Inc. *	12,998	220,186
Generac Holdings, Inc. *	2,573	847,958
General Dynamics Corp.	9,511	1,554,763
General Electric Co.	357,787	4,486,649
Graco, Inc.	6,821	473,036
HEICO Corp.	1,719	216,216
HEICO Corp., Class A	2,992	346,354
Honeywell International, Inc.	28,685	5,804,410
Howmet Aerospace, Inc. *	16,003	449,844
Hubbell, Inc.	2,200	390,522
Huntington Ingalls Industries, Inc.	1,651	290,427
IDEX Corp.	3,076	600,343
Illinois Tool Works, Inc.	11,774	2,380,467
Ingersoll Rand, Inc. *	15,202	704,461
ITT, Inc.	3,512	291,426
Johnson Controls International plc	29,581	1,650,324
L3Harris Technologies, Inc.	8,593	1,563,153
Lennox International, Inc.	1,425	398,672
Lincoln Electric Holdings, Inc.	2,433	287,362
Lockheed Martin Corp.	10,055	3,320,664

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Masco Corp.	10,684	568,602
MasTec, Inc. *	2,310	200,392
Nikola Corp. *	5,588	101,143
Nordson Corp.	2,214	425,996
Northrop Grumman Corp.	6,336	1,847,958
Oshkosh Corp.	2,778	294,468
Otis Worldwide Corp.	16,695	1,063,638
Owens Corning	4,434	359,243
PACCAR, Inc.	14,127	1,285,416
Parker-Hannifin Corp.	5,253	1,507,401
Pentair plc	6,787	379,597
Plug Power, Inc. *	20,265	980,421
Proto Labs, Inc. *	1,103	160,685
Quanta Services, Inc.	5,679	476,184
Raytheon Technologies Corp.	62,089	4,469,787
RBC Bearings, Inc. *	1,028	204,634
Regal Beloit Corp.	1,634	223,319
Rexnord Corp.	4,892	219,895
Rockwell Automation, Inc.	4,759	1,157,769
Roper Technologies, Inc.	4,276	1,614,703
Sensata Technologies Holding plc *	6,451	369,578
SiteOne Landscape Supply, Inc. *	1,813	287,379
Snap-on, Inc.	2,230	452,935
Stanley Black & Decker, Inc.	6,533	1,142,230
Sunrun, Inc. *	6,391	399,949
Teledyne Technologies, Inc. *	1,507	559,097
Textron, Inc.	9,324	469,370
The Boeing Co. *	21,696	4,599,769
The Middleby Corp. *	2,257	330,447
The Timken Co.	2,753	215,698
The Toro Co.	4,420	445,403
Trane Technologies plc	9,811	1,503,438
TransDigm Group, Inc. *	2,220	1,280,207
Trex Co., Inc. *	4,717	432,266
United Rentals, Inc. *	2,943	875,189
Vertiv Holdings Co.	9,228	193,142
Virgin Galactic Holdings, Inc. *	5,310	197,691
W.W. Grainger, Inc.	1,850	689,513
Watsco, Inc.	1,327	322,594
Westinghouse Air Brake Technologies Corp.	7,301	528,811
WillScot Mobile Mini Holdings Corp. *	6,854	190,061
Woodward, Inc.	2,398	273,900
Xylem, Inc.	7,354	732,164
		90,132,049

Commercial & Professional Services 1.0%
ADT, Inc.	6,193	47,129
ASGN, Inc. *	2,145	199,421
Booz Allen Hamilton Holding Corp.	5,626	433,990
CACI International, Inc., Class A *	1,043	230,858
Cintas Corp.	3,599	1,167,300
Clean Harbors, Inc. *	2,050	174,557
Copart, Inc. *	8,472	924,803
CoreLogic, Inc.	3,199	270,827
CoStar Group, Inc. *	1,611	1,327,077
Dun & Bradstreet Holdings, Inc. *	5,667	123,881
Equifax, Inc.	4,969	804,382
Exponent, Inc.	2,127	205,192
IAA, Inc. *	5,478	321,175
IHS Markit Ltd.	15,223	1,372,506
Jacobs Engineering Group, Inc.	5,275	607,047
Leidos Holdings, Inc.	5,436	480,814
ManpowerGroup, Inc.	2,335	220,517
MSA Safety, Inc.	1,467	236,172
Nielsen Holdings plc	14,580	326,738
Republic Services, Inc.	8,611	767,154
Robert Half International, Inc.	4,645	361,334
Security	Number of Shares	Value ($)
Rollins, Inc.	8,993	298,298
Science Applications International Corp.	2,345	201,975
Stericycle, Inc. *	3,744	242,873
Tetra Tech, Inc.	2,195	303,722
TransUnion	7,752	652,796
TriNet Group, Inc. *	1,638	131,482
Upwork, Inc. *	3,672	197,847
Verisk Analytics, Inc.	6,636	1,087,309
Waste Management, Inc.	15,908	1,764,038
		15,483,214

Consumer Durables & Apparel 1.4%
Brunswick Corp.	3,222	284,728
Capri Holdings Ltd. *	6,156	287,301
Carter's, Inc.	1,797	149,996
Columbia Sportswear Co.	1,252	129,044
Crocs, Inc. *	2,707	207,681
D.R. Horton, Inc.	13,573	1,043,357
Deckers Outdoor Corp. *	1,140	371,765
Garmin Ltd.	6,085	754,662
Hanesbrands, Inc.	14,232	251,764
Hasbro, Inc.	5,206	487,854
Helen of Troy Ltd. *	1,025	222,220
Leggett & Platt, Inc.	5,426	234,783
Lennar Corp., Class A	11,257	933,993
Lululemon Athletica, Inc. *	4,843	1,509,466
Mattel, Inc. *	14,267	288,193
Mohawk Industries, Inc. *	2,445	427,851
Newell Brands, Inc.	15,387	356,517
NIKE, Inc., Class B	51,275	6,910,845
NVR, Inc. *	142	639,119
Peloton Interactive, Inc., Class A *	10,454	1,259,393
Polaris, Inc.	2,345	276,147
PulteGroup, Inc.	10,950	493,955
PVH Corp.	2,881	287,985
Ralph Lauren Corp.	1,987	232,638
Skechers U.S.A., Inc., Class A *	5,517	201,922
Tapestry, Inc.	11,330	477,446
Tempur Sealy International, Inc.	7,812	260,999
Toll Brothers, Inc.	4,684	250,219
TopBuild Corp. *	1,349	256,863
VF Corp.	13,049	1,032,567
Whirlpool Corp.	2,552	485,084
YETI Holdings, Inc. *	3,084	212,087
		21,218,444

Consumer Services 2.0%
Airbnb, Inc., Class A *	2,101	433,541
Aramark	10,350	384,192
Boyd Gaming Corp. *	3,329	195,412
Bright Horizons Family Solutions, Inc. *	2,468	394,041
Caesars Entertainment, Inc. *	8,502	794,427
Carnival Corp. *	32,593	871,863
Chegg, Inc. *	5,685	548,773
Chipotle Mexican Grill, Inc. *	1,140	1,643,880
Choice Hotels International, Inc.	1,156	121,230
Churchill Downs, Inc.	1,445	333,260
Darden Restaurants, Inc.	5,306	728,673
Domino's Pizza, Inc.	1,607	556,842
DraftKings, Inc., Class A *	13,003	800,075
Hilton Worldwide Holdings, Inc. *	11,333	1,401,666
Las Vegas Sands Corp.	13,408	839,341
Marriott International, Inc., Class A *	10,847	1,606,115
Marriott Vacations Worldwide Corp. *	1,689	286,640
McDonald's Corp.	30,453	6,277,581
MGM Resorts International	16,760	633,360

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Norwegian Cruise Line Holdings Ltd. *	12,878	380,674
Penn National Gaming, Inc. *	6,041	699,427
Planet Fitness, Inc., Class A *	3,371	290,209
Royal Caribbean Cruises Ltd.	7,593	708,199
Service Corp. International	7,042	336,326
Starbucks Corp.	47,986	5,183,928
Terminix Global Holdings, Inc. *	5,379	242,109
Texas Roadhouse, Inc.	2,655	241,286
The Wendy's Co.	7,296	149,057
Vail Resorts, Inc.	1,643	507,983
Vivint Smart Home, Inc. *	1,632	27,744
Wyndham Hotels & Resorts, Inc.	3,772	246,236
Wynn Resorts Ltd. *	4,244	559,062
Yum! Brands, Inc.	12,352	1,278,803
		29,701,955

Diversified Financials 5.0%
Affiliated Managers Group, Inc.	1,857	259,924
AGNC Investment Corp.	22,273	357,036
Ally Financial, Inc.	15,308	635,282
American Express Co.	26,665	3,606,708
Ameriprise Financial, Inc.	4,824	1,067,262
Annaly Capital Management, Inc.	57,263	475,856
Apollo Global Management, Inc.	8,552	422,982
Ares Management Corp., Class A	3,919	203,710
Berkshire Hathaway, Inc., Class B *	79,526	19,126,798
BlackRock, Inc.	5,791	4,021,849
Capital One Financial Corp.	18,669	2,243,827
Cboe Global Markets, Inc.	4,390	434,434
CME Group, Inc.	14,678	2,931,197
Credit Acceptance Corp. *	498	180,784
Discover Financial Services	12,535	1,179,167
Eaton Vance Corp.	4,689	342,625
Equitable Holdings, Inc.	16,399	484,918
Evercore, Inc., Class A	1,632	195,465
FactSet Research Systems, Inc.	1,551	471,364
Franklin Resources, Inc.	11,156	291,952
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,013	169,421
Interactive Brokers Group, Inc., Class A	3,302	239,032
Intercontinental Exchange, Inc.	22,906	2,526,761
Invesco Ltd.	15,499	347,488
Janus Henderson Group plc	6,990	204,318
Jefferies Financial Group, Inc.	8,523	247,508
KKR & Co., Inc.	23,296	1,061,366
Lazard Ltd., Class A	4,568	176,736
LPL Financial Holdings, Inc.	3,237	425,795
MarketAxess Holdings, Inc.	1,546	859,483
Moody's Corp.	6,601	1,814,549
Morgan Stanley	58,573	4,502,506
Morningstar, Inc.	881	197,564
MSCI, Inc.	3,386	1,403,565
Nasdaq, Inc.	4,680	647,197
Northern Trust Corp.	8,496	808,224
OneMain Holdings, Inc.	3,370	158,087
Open Lending Corp., Class A *	3,576	136,746
Raymond James Financial, Inc.	4,978	581,132
S&P Global, Inc.	9,828	3,236,950
Santander Consumer USA Holdings, Inc.	2,900	72,500
SEI Investments Co.	4,866	272,496
SLM Corp.	15,521	245,077
Starwood Property Trust, Inc.	11,722	267,613
State Street Corp.	14,406	1,048,325
Stifel Financial Corp.	4,228	258,246
Synchrony Financial	22,220	859,470
T. Rowe Price Group, Inc.	9,234	1,497,201
The Bank of New York Mellon Corp.	33,282	1,403,169
Security	Number of Shares	Value ($)
The Blackstone Group, Inc., Class A	27,505	1,904,171
The Carlyle Group, Inc.	4,823	165,188
The Charles Schwab Corp. (a)	60,929	3,760,538
The Goldman Sachs Group, Inc.	14,062	4,492,528
Tradeweb Markets, Inc., Class A	3,758	273,545
Voya Financial, Inc.	5,128	309,116
		75,506,751

Energy 2.6%
APA Corp.	15,554	306,880
Baker Hughes Co.	28,036	686,321
Cabot Oil & Gas Corp.	16,302	301,750
Cheniere Energy, Inc. *	9,379	632,051
Chevron Corp.	78,665	7,866,500
Cimarex Energy Co.	4,202	243,674
ConocoPhillips	55,307	2,876,517
Continental Resources, Inc. *	2,557	61,828
Devon Energy Corp.	24,250	522,345
Diamondback Energy, Inc.	6,466	447,965
EOG Resources, Inc.	23,830	1,538,465
Exxon Mobil Corp.	172,769	9,393,451
Halliburton Co.	36,092	787,888
Hess Corp.	11,199	733,871
Kinder Morgan, Inc.	79,366	1,166,680
Marathon Oil Corp.	32,249	357,964
Marathon Petroleum Corp.	26,569	1,451,199
NOV, Inc.	15,752	237,855
Occidental Petroleum Corp.	34,254	911,499
ONEOK, Inc.	18,128	802,889
Ovintiv, Inc.	10,730	247,541
Phillips 66	17,834	1,481,114
Pioneer Natural Resources Co.	8,253	1,226,148
Schlumberger N.V.	56,870	1,587,242
Targa Resources Corp.	9,430	291,670
TechnipFMC plc	17,251	141,803
The Williams Cos., Inc.	49,548	1,131,676
Valero Energy Corp.	16,652	1,281,871
		38,716,657

Food & Staples Retailing 1.2%
Albertsons Cos., Inc., Class A	2,123	34,329
BJ's Wholesale Club Holdings, Inc. *	5,666	227,660
Casey's General Stores, Inc.	1,503	303,546
Costco Wholesale Corp.	18,020	5,964,620
Performance Food Group Co. *	5,432	294,632
Sysco Corp.	20,811	1,657,180
The Kroger Co.	31,624	1,018,609
US Foods Holding Corp. *	8,965	326,864
Walgreens Boots Alliance, Inc.	29,378	1,408,087
Walmart, Inc.	56,655	7,360,617
		18,596,144

Food, Beverage & Tobacco 2.9%
Altria Group, Inc.	75,886	3,308,630
Archer-Daniels-Midland Co.	22,755	1,287,478
Beyond Meat, Inc. *	2,015	293,142
Brown-Forman Corp., Class B	7,448	533,128
Bunge Ltd.	5,711	437,348
Campbell Soup Co.	8,262	375,756
Conagra Brands, Inc.	19,989	678,227
Constellation Brands, Inc., Class A	6,911	1,479,922
Darling Ingredients, Inc. *	6,625	417,640
Flowers Foods, Inc.	8,102	176,219
Freshpet, Inc. *	1,724	268,737
General Mills, Inc.	24,970	1,373,600

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hormel Foods Corp.	11,430	530,009
Ingredion, Inc.	2,712	244,622
Kellogg Co.	10,372	598,568
Keurig Dr Pepper, Inc.	23,572	719,417
Lamb Weston Holdings, Inc.	5,966	475,908
Lancaster Colony Corp.	811	141,657
McCormick & Co., Inc. Non-Voting Shares	10,162	856,453
Molson Coors Beverage Co., Class B	7,664	340,665
Mondelez International, Inc., Class A	58,455	3,107,468
Monster Beverage Corp. *	15,112	1,325,927
PepsiCo, Inc.	56,481	7,296,780
Philip Morris International, Inc.	63,666	5,349,217
Pilgrim's Pride Corp. *	2,071	46,370
Post Holdings, Inc. *	2,490	239,189
The Boston Beer Co., Inc., Class A *	370	380,623
The Coca-Cola Co.	158,095	7,745,074
The Hershey Co.	6,034	878,852
The J.M. Smucker Co.	4,648	520,576
The Kraft Heinz Co.	26,487	963,597
Tyson Foods, Inc., Class A	11,993	811,566
		43,202,365

Health Care Equipment & Services 6.2%
1Life Healthcare, Inc. *	3,130	148,706
Abbott Laboratories	72,437	8,676,504
ABIOMED, Inc. *	1,848	599,768
Acadia Healthcare Co., Inc. *	3,568	197,096
Align Technology, Inc. *	2,931	1,662,199
Amedisys, Inc. *	1,336	338,863
AmerisourceBergen Corp.	6,007	608,029
Anthem, Inc.	10,164	3,081,623
Baxter International, Inc.	20,913	1,624,731
Becton Dickinson & Co.	11,848	2,857,145
Boston Scientific Corp. *	58,435	2,266,109
Cardinal Health, Inc.	11,969	616,643
Centene Corp. *	23,672	1,385,759
Cerner Corp.	12,512	865,080
Change Healthcare, Inc. *	9,188	210,130
Chemed Corp.	646	287,606
Cigna Corp.	14,774	3,101,063
CVS Health Corp.	53,446	3,641,276
Danaher Corp.	25,844	5,677,152
DaVita, Inc. *	3,020	308,433
DENTSPLY SIRONA, Inc.	8,941	474,499
DexCom, Inc. *	3,923	1,560,491
Edwards Lifesciences Corp. *	25,458	2,115,560
Encompass Health Corp.	4,053	326,023
Envista Holdings Corp. *	6,591	254,017
Globus Medical, Inc., Class A *	3,100	193,750
Guardant Health, Inc. *	3,479	512,039
Haemonetics Corp. *	2,081	263,247
HCA Healthcare, Inc.	10,773	1,853,279
HealthEquity, Inc. *	3,344	275,378
Henry Schein, Inc. *	5,831	360,647
Hill-Rom Holdings, Inc.	2,712	289,289
Hologic, Inc. *	10,508	757,522
Humana, Inc.	5,404	2,051,629
IDEXX Laboratories, Inc. *	3,480	1,810,192
Inspire Medical Systems, Inc. *	1,105	257,233
Insulet Corp. *	2,690	696,979
Integra LifeSciences Holdings Corp. *	2,864	195,726
Intuitive Surgical, Inc. *	4,802	3,538,114
iRhythm Technologies, Inc. *	1,188	191,149
Laboratory Corp. of America Holdings *	3,979	954,602
LHC Group, Inc. *	1,289	234,224
Masimo Corp. *	2,059	516,253
McKesson Corp.	6,574	1,114,425
Security	Number of Shares	Value ($)
Medtronic plc	55,003	6,433,701
Molina Healthcare, Inc. *	2,432	527,160
Nevro Corp. *	1,407	232,408
Novocure Ltd. *	3,460	515,886
Oak Street Health, Inc. *	714	37,863
Omnicell, Inc. *	1,700	215,730
Penumbra, Inc. *	1,373	390,522
Quest Diagnostics, Inc.	5,488	634,358
Quidel Corp. *	1,560	256,246
ResMed, Inc.	5,912	1,139,715
Schrodinger, Inc. *	1,391	142,550
STERIS plc	3,483	608,828
Stryker Corp.	13,361	3,242,581
Tandem Diabetes Care, Inc. *	2,547	244,487
Teladoc Health, Inc. *	5,036	1,113,409
Teleflex, Inc.	1,896	754,836
Tenet Healthcare Corp. *	4,322	220,508
The Cooper Cos., Inc.	2,009	775,735
UnitedHealth Group, Inc.	38,768	12,879,505
Universal Health Services, Inc., Class B *	3,169	397,171
Varian Medical Systems, Inc. *	3,735	654,633
Veeva Systems, Inc., Class A *	5,554	1,555,731
West Pharmaceutical Services, Inc.	3,013	845,598
Zimmer Biomet Holdings, Inc.	8,485	1,383,564
		94,152,907

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	10,157	799,864
Colgate-Palmolive Co.	35,047	2,635,534
Coty, Inc., Class A *	11,394	87,392
Herbalife Nutrition Ltd. *	3,974	178,750
Kimberly-Clark Corp.	13,906	1,784,557
Reynolds Consumer Products, Inc.	2,114	58,368
The Clorox Co.	5,146	931,683
The Estee Lauder Cos., Inc., Class A	9,263	2,647,921
The Procter & Gamble Co.	101,318	12,515,813
		21,639,882

Insurance 2.0%
Aflac, Inc.	26,739	1,280,531
Alleghany Corp.	581	375,576
American Financial Group, Inc.	2,908	310,284
American International Group, Inc.	35,164	1,545,458
Aon plc, Class A	9,347	2,128,405
Arch Capital Group Ltd. *	16,553	592,928
Arthur J. Gallagher & Co.	7,850	940,430
Assurant, Inc.	2,427	299,055
Athene Holding Ltd., Class A *	5,054	230,412
Brown & Brown, Inc.	9,640	442,476
Chubb Ltd.	18,432	2,996,675
Cincinnati Financial Corp.	6,105	597,496
CNA Financial Corp.	1,054	44,837
Erie Indemnity Co., Class A	1,023	247,668
Everest Re Group Ltd.	1,631	394,392
Fidelity National Financial, Inc.	11,995	459,169
First American Financial Corp.	4,537	238,374
Globe Life, Inc.	3,908	365,007
Kemper Corp.	2,503	189,277
Kinsale Capital Group, Inc.	885	155,813
Lemonade, Inc. *	713	89,688
Lincoln National Corp.	7,406	421,179
Loews Corp.	9,527	455,486
Markel Corp. *	560	609,728
Marsh & McLennan Cos., Inc.	20,701	2,385,169
MetLife, Inc.	31,207	1,797,523
Old Republic International Corp.	11,554	223,339

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Primerica, Inc.	1,609	227,239
Principal Financial Group, Inc.	10,442	590,808
Prudential Financial, Inc.	16,204	1,405,211
Reinsurance Group of America, Inc.	2,784	340,288
RenaissanceRe Holdings Ltd.	2,058	343,645
RLI Corp.	1,643	171,431
The Allstate Corp.	12,442	1,326,317
The Hartford Financial Services Group, Inc.	14,636	741,899
The Progressive Corp.	23,921	2,056,010
The Travelers Cos., Inc.	10,350	1,505,925
Unum Group	8,391	222,194
W.R. Berkley Corp.	5,749	398,578
Willis Towers Watson plc	5,257	1,159,905
		30,305,825

Materials 2.6%
Air Products and Chemicals, Inc.	9,041	2,311,060
Albemarle Corp.	4,692	737,629
Alcoa Corp. *	7,581	186,114
Amcor plc	64,028	700,466
AptarGroup, Inc.	2,623	341,174
Ashland Global Holdings, Inc.	2,245	188,849
Avery Dennison Corp.	3,400	595,714
Axalta Coating Systems Ltd. *	8,536	233,374
Ball Corp.	13,393	1,143,628
Berry Global Group, Inc. *	5,471	303,093
Celanese Corp.	4,777	663,573
CF Industries Holdings, Inc.	8,745	395,974
Cleveland-Cliffs, Inc.	18,688	249,298
Corteva, Inc.	30,438	1,374,276
Crown Holdings, Inc. *	5,483	523,955
Dow, Inc.	30,326	1,798,635
DuPont de Nemours, Inc.	22,044	1,550,134
Eagle Materials, Inc.	1,701	213,271
Eastman Chemical Co.	5,562	607,704
Ecolab, Inc.	10,146	2,124,167
Element Solutions, Inc.	8,717	157,342
FMC Corp.	5,288	537,737
Freeport-McMoRan, Inc. *	59,443	2,015,712
Graphic Packaging Holding Co.	11,202	177,776
Huntsman Corp.	8,143	222,304
International Flavors & Fragrances, Inc.	10,148	1,375,155
International Paper Co.	16,092	798,968
Linde plc	21,432	5,235,195
LyondellBasell Industries N.V., Class A	10,510	1,083,476
Martin Marietta Materials, Inc.	2,539	855,313
NewMarket Corp.	305	115,589
Newmont Corp.	32,825	1,785,023
Nucor Corp.	12,322	737,102
Packaging Corp. of America	3,874	511,445
PPG Industries, Inc.	9,644	1,300,204
Quaker Chemical Corp.	537	151,638
Reliance Steel & Aluminum Co.	2,618	346,100
Royal Gold, Inc.	2,662	276,076
RPM International, Inc.	5,279	420,420
Sealed Air Corp.	6,305	264,180
Sonoco Products Co.	4,082	243,165
Steel Dynamics, Inc.	8,139	338,420
The Mosaic Co.	14,115	414,981
The Scotts Miracle-Gro Co.	1,654	352,550
The Sherwin-Williams Co.	3,341	2,273,016
United States Steel Corp.	10,707	177,843
Vulcan Materials Co.	5,433	907,257
Westlake Chemical Corp.	1,393	119,227
Westrock Co.	10,709	466,805
		39,902,107

Security	Number of Shares	Value ($)
Media & Entertainment 9.2%
Activision Blizzard, Inc.	31,570	3,018,408
Alphabet, Inc., Class A *	12,282	24,833,099
Alphabet, Inc., Class C *	11,858	24,153,086
Altice USA, Inc., Class A *	9,936	333,949
Cable One, Inc.	220	421,267
Charter Communications, Inc., Class A *	5,961	3,656,597
Comcast Corp., Class A	186,595	9,837,288
Discovery, Inc., Class A *	6,546	347,134
Discovery, Inc., Class C *	12,061	542,745
DISH Network Corp., Class A *	10,220	322,032
Electronic Arts, Inc.	11,827	1,584,463
Facebook, Inc., Class A *	98,232	25,306,528
Fox Corp., Class A	13,854	461,477
Fox Corp., Class B	6,204	198,094
IAC/InterActiveCorp *	3,254	796,677
Liberty Broadband Corp., Class C *	8,630	1,290,271
Liberty Media Corp. - Liberty Formula One, Class C *	8,292	364,019
Liberty Media Corp. - Liberty SiriusXM, Class C *	6,992	308,487
Live Nation Entertainment, Inc. *	5,828	517,876
Match Group, Inc. *	10,625	1,624,031
Netflix, Inc. *	18,047	9,724,626
News Corp., Class A	15,936	373,699
Nexstar Media Group, Inc., Class A	1,806	248,415
Omnicom Group, Inc.	8,779	603,381
Pinterest, Inc., Class A *	20,899	1,684,041
Roku, Inc. *	4,446	1,758,304
Sirius XM Holdings, Inc.	48,474	283,573
Snap, Inc., Class A *	37,366	2,453,452
Take-Two Interactive Software, Inc. *	4,693	865,671
The Interpublic Group of Cos., Inc.	15,970	417,136
The New York Times Co., Class A	5,956	304,768
The Walt Disney Co. *	73,984	13,985,935
Twitter, Inc. *	32,506	2,504,912
ViacomCBS, Inc., Class B	23,095	1,489,397
Zillow Group, Inc., Class A *	1,478	250,994
Zillow Group, Inc., Class C *	6,039	974,272
Zynga, Inc., Class A *	41,077	458,009
		138,298,113

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
10X Genomics, Inc., Class A *	2,789	496,414
AbbVie, Inc.	72,134	7,771,717
ACADIA Pharmaceuticals, Inc. *	4,786	234,370
Acceleron Pharma, Inc. *	2,149	292,608
Adaptive Biotechnologies Corp. *	3,391	191,829
Agilent Technologies, Inc.	12,506	1,526,607
Alexion Pharmaceuticals, Inc. *	8,951	1,367,265
Allakos, Inc. *	1,295	156,928
Alnylam Pharmaceuticals, Inc. *	4,765	705,697
Amgen, Inc.	23,789	5,350,622
Amicus Therapeutics, Inc. *	10,483	128,731
Arrowhead Pharmaceuticals, Inc. *	4,198	334,413
Avantor, Inc. *	21,084	587,611
Beam Therapeutics, Inc. *	1,065	94,923
Berkeley Lights, Inc. *	372	23,053
Bio-Rad Laboratories, Inc., Class A *	882	515,529
Bio-Techne Corp.	1,585	573,279
Biogen, Inc. *	6,270	1,710,958
Biohaven Pharmaceutical Holding Co., Ltd. *	2,106	178,968
BioMarin Pharmaceutical, Inc. *	7,438	575,924
Blueprint Medicines Corp. *	2,286	224,531
Bridgebio Pharma, Inc. *	3,909	276,288
Bristol-Myers Squibb Co.	92,287	5,659,962

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Bruker Corp.	4,229	257,884
Catalent, Inc. *	6,742	766,633
Charles River Laboratories International, Inc. *	2,028	580,292
Denali Therapeutics, Inc. *	3,237	232,417
Editas Medicine, Inc. *	2,648	116,141
Elanco Animal Health, Inc. *	19,299	634,165
Eli Lilly and Co.	32,445	6,647,656
Emergent BioSolutions, Inc. *	1,858	178,368
Exact Sciences Corp. *	6,508	885,869
Exelixis, Inc. *	12,754	276,252
Fate Therapeutics, Inc. *	3,197	286,835
Gilead Sciences, Inc.	51,213	3,144,478
Halozyme Therapeutics, Inc. *	5,118	231,590
Horizon Therapeutics plc *	9,044	822,190
Illumina, Inc. *	5,955	2,616,687
Immunovant, Inc. *	1,960	30,929
Incyte Corp. *	7,623	599,625
Intellia Therapeutics, Inc. *	2,433	147,099
Invitae Corp. *	6,505	261,046
Ionis Pharmaceuticals, Inc. *	5,709	299,152
Iovance Biotherapeutics, Inc. *	5,563	207,500
IQVIA Holdings, Inc. *	7,814	1,506,461
Jazz Pharmaceuticals plc *	2,286	384,139
Johnson & Johnson	107,571	17,045,701
Kodiak Sciences, Inc. *	1,290	166,423
Medpace Holdings, Inc. *	1,132	183,871
Merck & Co., Inc.	103,381	7,507,528
Mettler-Toledo International, Inc. *	969	1,081,452
Mirati Therapeutics, Inc. *	1,857	373,108
Moderna, Inc. *	12,284	1,901,686
Natera, Inc. *	3,185	369,747
NeoGenomics, Inc. *	4,466	227,632
Neurocrine Biosciences, Inc. *	3,824	418,766
Novavax, Inc. *	2,389	552,408
Pacific Biosciences of California, Inc. *	7,675	234,625
PerkinElmer, Inc.	4,577	577,114
Perrigo Co., plc	5,576	225,047
Pfizer, Inc.	227,203	7,609,028
PPD, Inc. *	4,329	151,775
PRA Health Sciences, Inc. *	2,628	387,393
Regeneron Pharmaceuticals, Inc. *	4,280	1,928,440
Repligen Corp. *	2,058	437,099
Royalty Pharma plc, Class A	3,417	159,130
Sage Therapeutics, Inc. *	2,128	180,880
Sarepta Therapeutics, Inc. *	3,207	279,201
Seagen, Inc. *	5,163	780,181
Syneos Health, Inc. *	3,095	239,398
TG Therapeutics, Inc. *	4,333	189,655
Thermo Fisher Scientific, Inc.	16,197	7,289,946
Turning Point Therapeutics, Inc. *	1,750	206,343
Twist Bioscience Corp. *	1,663	228,895
Ultragenyx Pharmaceutical, Inc. *	2,554	361,493
United Therapeutics Corp. *	1,801	301,091
Vertex Pharmaceuticals, Inc. *	10,625	2,258,344
Viatris, Inc. *	49,258	731,481
Waters Corp. *	2,532	693,464
Zoetis, Inc.	19,402	3,011,967
		108,381,947

Real Estate 2.8%
Alexandria Real Estate Equities, Inc.	5,047	805,955
American Campus Communities, Inc.	5,609	229,745
American Homes 4 Rent, Class A	10,937	340,578
American Tower Corp.	18,159	3,924,705
Americold Realty Trust	8,370	293,285
Apartment Income REIT Corp.	6,110	249,777
Security	Number of Shares	Value ($)
AvalonBay Communities, Inc.	5,691	1,000,193
Boston Properties, Inc.	5,779	572,872
Brixmor Property Group, Inc.	12,260	241,277
Camden Property Trust	3,971	413,580
CBRE Group, Inc., Class A *	13,697	1,037,822
CoreSite Realty Corp.	1,751	213,114
Cousins Properties, Inc.	6,120	205,265
Crown Castle International Corp.	17,609	2,742,602
CubeSmart	8,045	297,343
CyrusOne, Inc.	4,912	322,374
Digital Realty Trust, Inc.	11,436	1,540,772
Douglas Emmett, Inc.	6,763	221,488
Duke Realty Corp.	15,208	596,914
EastGroup Properties, Inc.	1,610	219,137
Equinix, Inc.	3,640	2,359,958
Equity LifeStyle Properties, Inc.	6,898	425,262
Equity Residential	13,972	913,908
Essex Property Trust, Inc.	2,655	676,467
eXp World Holdings, Inc. *	2,218	133,945
Extra Space Storage, Inc.	5,269	662,313
Federal Realty Investment Trust	2,802	283,478
First Industrial Realty Trust, Inc.	5,259	224,612
Gaming & Leisure Properties, Inc.	8,819	391,564
Healthcare Trust of America, Inc., Class A	8,929	242,512
Healthpeak Properties, Inc.	21,998	639,922
Host Hotels & Resorts, Inc.	28,723	476,515
Invitation Homes, Inc.	22,833	665,354
Iron Mountain, Inc.	11,773	409,583
Jones Lang LaSalle, Inc. *	2,087	363,096
Kilroy Realty Corp.	4,272	271,101
Kimco Realty Corp.	17,689	324,239
Lamar Advertising Co., Class A	3,578	309,819
Life Storage, Inc.	2,971	249,267
Medical Properties Trust, Inc.	23,202	500,931
Mid-America Apartment Communities, Inc.	4,695	632,557
National Retail Properties, Inc.	7,065	309,730
Omega Healthcare Investors, Inc.	9,275	344,473
Prologis, Inc.	30,185	2,990,428
Public Storage	6,221	1,455,341
Realty Income Corp.	14,313	862,501
Redfin Corp. *	4,203	318,335
Regency Centers Corp.	6,438	352,674
Rexford Industrial Realty, Inc.	5,356	255,588
SBA Communications Corp.	4,544	1,159,311
Simon Property Group, Inc.	13,377	1,510,531
STORE Capital Corp.	9,622	321,760
Sun Communities, Inc.	4,382	665,845
UDR, Inc.	12,028	495,193
Ventas, Inc.	15,293	809,000
VEREIT, Inc.	8,921	347,919
VICI Properties, Inc.	21,903	624,235
Vornado Realty Trust	6,451	277,006
Welltower, Inc.	17,035	1,156,676
Weyerhaeuser Co.	30,486	1,032,561
WP Carey, Inc.	7,143	489,581
		42,403,889

Retailing 6.9%
Advance Auto Parts, Inc.	2,764	443,207
Amazon.com, Inc. *	17,427	53,900,491
AutoNation, Inc. *	2,431	182,374
AutoZone, Inc. *	947	1,098,444
Best Buy Co., Inc.	9,395	942,788
Booking Holdings, Inc. *	1,674	3,897,926
Burlington Stores, Inc. *	2,703	699,591
CarMax, Inc. *	6,698	800,478
Carvana Co. *	2,294	650,349

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Chewy, Inc., Class A *	3,093	314,125
Dollar General Corp.	9,995	1,888,955
Dollar Tree, Inc. *	9,610	943,702
DoorDash, Inc., Class A *	1,402	237,625
eBay, Inc.	26,773	1,510,533
Etsy, Inc. *	5,154	1,135,272
Expedia Group, Inc.	5,560	895,160
Five Below, Inc. *	2,260	420,631
Floor & Decor Holdings, Inc., Class A *	4,271	406,129
Foot Locker, Inc.	4,226	203,228
Genuine Parts Co.	5,896	621,144
GrubHub, Inc. *	3,783	242,377
Kohl's Corp.	6,488	358,462
L Brands, Inc. *	9,565	522,823
Lithia Motors, Inc., Class A	1,068	399,379
LKQ Corp. *	11,448	450,937
Lowe's Cos., Inc.	29,944	4,783,554
Nordstrom, Inc.	4,441	161,874
O'Reilly Automotive, Inc. *	2,956	1,322,308
Ollie's Bargain Outlet Holdings, Inc. *	2,340	193,471
Penske Automotive Group, Inc.	1,300	88,374
Pool Corp.	1,647	551,366
Qurate Retail, Inc., Class A	15,591	193,640
RH *	633	310,404
Ross Stores, Inc.	14,533	1,695,129
Target Corp.	20,446	3,750,614
The Gap, Inc. *	8,416	209,979
The Home Depot, Inc.	43,992	11,364,893
The TJX Cos., Inc.	49,108	3,240,637
Tractor Supply Co.	4,770	758,239
Ulta Beauty, Inc. *	2,303	742,326
Vroom, Inc. *	1,423	62,968
Wayfair, Inc., Class A *	2,964	856,537
Williams-Sonoma, Inc.	3,122	409,887
		103,862,330

Semiconductors & Semiconductor Equipment 5.4%
Advanced Micro Devices, Inc. *	49,133	4,152,230
Analog Devices, Inc.	15,111	2,354,596
Applied Materials, Inc.	37,300	4,408,487
Broadcom, Inc.	16,527	7,765,541
Brooks Automation, Inc.	3,033	252,224
Cirrus Logic, Inc. *	2,338	191,202
CMC Materials, Inc.	1,192	203,236
Cree, Inc. *	4,518	512,612
Enphase Energy, Inc. *	5,160	908,470
Entegris, Inc.	5,516	580,338
First Solar, Inc. *	3,474	281,463
Inphi Corp. *	2,130	350,577
Intel Corp.	167,471	10,178,887
KLA Corp.	6,313	1,964,795
Lam Research Corp.	5,886	3,338,480
Lattice Semiconductor Corp. *	5,609	269,905
Marvell Technology Group Ltd.	27,411	1,323,403
Maxim Integrated Products, Inc.	10,893	1,014,901
Microchip Technology, Inc.	10,627	1,621,999
Micron Technology, Inc. *	45,518	4,166,263
MKS Instruments, Inc.	2,266	373,663
Monolithic Power Systems, Inc.	1,736	650,167
NVIDIA Corp.	25,289	13,873,040
NXP Semiconductor N.V.	11,436	2,087,642
ON Semiconductor Corp. *	16,831	677,784
Power Integrations, Inc.	2,409	212,883
Qorvo, Inc. *	4,650	812,495
QUALCOMM, Inc.	46,193	6,291,025
Semtech Corp. *	2,609	191,266
Silicon Laboratories, Inc. *	1,779	277,061
Security	Number of Shares	Value ($)
Skyworks Solutions, Inc.	6,771	1,204,019
SolarEdge Technologies, Inc. *	2,083	621,380
SunPower Corp. *	3,205	111,438
Teradyne, Inc.	6,789	873,133
Texas Instruments, Inc.	37,521	6,463,743
Universal Display Corp.	1,741	368,552
Xilinx, Inc.	10,009	1,304,173
		82,233,073

Software & Services 15.0%
Accenture plc, Class A	25,881	6,493,543
Adobe, Inc. *	19,591	9,005,395
Akamai Technologies, Inc. *	6,640	627,480
Alarm.com Holdings, Inc. *	1,849	162,490
Alteryx, Inc., Class A *	2,182	208,599
Amdocs Ltd.	5,463	414,150
Anaplan, Inc. *	5,790	376,292
ANSYS, Inc. *	3,505	1,195,170
Appian Corp. *	1,540	264,726
Aspen Technology, Inc. *	2,755	414,655
Autodesk, Inc. *	8,973	2,476,548
Automatic Data Processing, Inc.	17,538	3,051,963
Avalara, Inc. *	3,466	543,954
Bill.com Holdings, Inc. *	2,419	399,159
Black Knight, Inc. *	6,415	491,966
Blackline, Inc. *	2,088	258,954
Broadridge Financial Solutions, Inc.	4,713	671,555
Cadence Design Systems, Inc. *	11,406	1,609,273
CDK Global, Inc.	5,014	251,402
Ceridian HCM Holding, Inc. *	5,314	476,453
Citrix Systems, Inc.	5,023	670,972
Cloudflare, Inc., Class A *	7,196	532,288
Cognizant Technology Solutions Corp., Class A	21,817	1,603,113
Concentrix Corp. *	1,690	208,732
Coupa Software, Inc. *	2,810	972,991
Crowdstrike Holdings, Inc., Class A *	7,688	1,660,608
Datadog, Inc., Class A *	7,907	754,407
Digital Turbine, Inc. *	3,049	251,756
DocuSign, Inc. *	7,620	1,727,149
Dropbox, Inc., Class A *	11,969	269,841
Duck Creek Technologies, Inc. *	1,374	64,990
DXC Technology Co.	10,426	262,944
Dynatrace, Inc. *	7,469	371,657
Elastic N.V. *	2,476	332,750
Envestnet, Inc. *	2,210	141,484
EPAM Systems, Inc. *	2,275	849,963
Euronet Worldwide, Inc. *	2,138	321,363
Everbridge, Inc. *	1,431	219,272
Fair Isaac Corp. *	1,191	544,942
Fastly, Inc., Class A *	3,453	254,072
Fidelity National Information Services, Inc.	25,358	3,499,404
FireEye, Inc. *	9,327	180,198
Fiserv, Inc. *	23,517	2,713,156
Five9, Inc. *	2,704	500,889
FleetCor Technologies, Inc. *	3,400	942,854
Fortinet, Inc. *	5,489	926,818
Gartner, Inc. *	3,635	650,810
Genpact Ltd.	7,162	289,631
Global Payments, Inc.	12,242	2,423,794
GoDaddy, Inc., Class A *	6,867	557,051
Guidewire Software, Inc. *	3,406	378,032
HubSpot, Inc. *	1,765	908,975
International Business Machines Corp.	36,412	4,330,479
Intuit, Inc.	10,733	4,187,373
Jack Henry & Associates, Inc.	3,097	459,719
LiveRamp Holdings, Inc. *	2,663	168,195

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Manhattan Associates, Inc. *	2,592	318,686
Mastercard, Inc., Class A	35,949	12,720,554
MAXIMUS, Inc.	2,539	206,370
Medallia, Inc. *	3,285	132,615
Microsoft Corp.	308,939	71,791,245
MongoDB, Inc. *	2,063	796,174
nCino, Inc. *	619	42,327
New Relic, Inc. *	2,134	130,473
NortonLifeLock, Inc.	24,187	471,888
Nuance Communications, Inc. *	11,607	517,672
Nutanix, Inc., Class A *	7,816	236,708
Okta, Inc. *	4,957	1,296,008
Oracle Corp.	77,518	5,000,686
Palo Alto Networks, Inc. *	3,879	1,389,884
Paychex, Inc.	13,105	1,193,472
Paycom Software, Inc. *	1,993	745,860
Paylocity Holding Corp. *	1,521	290,800
PayPal Holdings, Inc. *	47,880	12,441,618
Pegasystems, Inc.	1,636	216,525
Proofpoint, Inc. *	2,379	287,669
PTC, Inc. *	4,293	587,883
Q2 Holdings, Inc. *	2,064	251,560
Qualys, Inc. *	1,395	135,538
Rapid7, Inc. *	2,071	157,893
RealPage, Inc. *	3,613	313,536
RingCentral, Inc., Class A *	3,244	1,226,751
Sailpoint Technologies Holdings, Inc. *	3,746	211,199
salesforce.com, Inc. *	37,392	8,095,368
ServiceNow, Inc. *	7,971	4,252,210
Slack Technologies, Inc., Class A *	20,062	821,138
Smartsheet, Inc., Class A *	4,640	321,320
Snowflake, Inc., Class A *	1,322	343,112
SolarWinds Corp. *	2,926	47,372
Splunk, Inc. *	6,554	937,288
Square, Inc., Class A *	15,673	3,605,260
SS&C Technologies Holdings, Inc.	9,067	600,961
Synopsys, Inc. *	6,227	1,526,923
Tenable Holdings, Inc. *	2,671	109,271
The Trade Desk, Inc., Class A *	1,714	1,380,438
The Western Union Co.	16,793	389,933
Twilio, Inc., Class A *	5,883	2,311,313
Tyler Technologies, Inc. *	1,647	763,253
Varonis Systems, Inc. *	1,385	254,203
Verint Systems, Inc. *	2,692	132,689
VeriSign, Inc. *	4,115	798,433
Visa, Inc., Class A	69,289	14,716,291
VMware, Inc., Class A *	3,322	459,134
WEX, Inc. *	1,799	374,822
Workday, Inc., Class A *	7,353	1,802,808
Zendesk, Inc. *	4,785	699,280
Zoom Video Communications, Inc., Class A *	8,323	3,109,556
Zscaler, Inc. *	3,012	617,550
		226,107,919

Technology Hardware & Equipment 7.1%
Amphenol Corp., Class A	12,196	1,532,793
Apple Inc.	653,064	79,190,541
Arista Networks, Inc. *	2,213	619,286
Arrow Electronics, Inc. *	3,113	312,109
CDW Corp.	5,852	918,120
Ciena Corp. *	6,312	329,297
Cisco Systems, Inc.	172,628	7,745,818
Cognex Corp.	7,166	591,840
Corning, Inc.	31,213	1,193,585
Dell Technologies, Inc., Class C *	9,588	777,299
Dolby Laboratories, Inc., Class A	2,616	255,400
F5 Networks, Inc. *	2,516	477,990
Security	Number of Shares	Value ($)
FLIR Systems, Inc.	5,345	285,423
Hewlett Packard Enterprise Co.	52,780	768,477
HP, Inc.	56,040	1,623,479
II-VI, Inc. *	4,258	358,950
IPG Photonics Corp. *	1,452	330,112
Jabil, Inc.	5,441	234,888
Juniper Networks, Inc.	13,476	313,721
Keysight Technologies, Inc. *	7,569	1,071,165
Littelfuse, Inc.	997	259,439
Lumentum Holdings, Inc. *	3,073	276,570
Motorola Solutions, Inc.	6,940	1,217,831
National Instruments Corp.	5,368	238,339
NCR Corp. *	5,223	181,552
NetApp, Inc.	9,124	571,163
Novanta, Inc. *	1,440	190,555
Pure Storage, Inc., Class A *	9,959	232,842
Seagate Technology plc	9,121	667,931
TE Connectivity Ltd.	13,508	1,756,445
Trimble, Inc. *	10,227	758,230
Ubiquiti, Inc.	311	99,184
Vontier Corp. *	6,831	214,493
Western Digital Corp.	12,413	850,663
Xerox Holdings Corp.	6,862	174,844
Zebra Technologies Corp., Class A *	2,170	1,083,763
		107,704,137

Telecommunication Services 1.4%
AT&T, Inc.	291,217	8,122,042
Iridium Communications, Inc. *	4,851	185,842
Liberty Global plc, Class A *	5,728	141,052
Liberty Global plc, Class C *	14,757	358,595
Lumen Technologies, Inc.	40,393	496,430
T-Mobile US, Inc. *	23,843	2,860,445
Verizon Communications, Inc.	169,081	9,350,179
		21,514,585

Transportation 2.0%
Alaska Air Group, Inc. *	5,048	328,221
AMERCO	365	209,773
American Airlines Group, Inc. *	24,963	522,725
C.H. Robinson Worldwide, Inc.	5,546	503,854
CSX Corp.	31,283	2,863,959
Delta Air Lines, Inc. *	26,077	1,250,131
Expeditors International of Washington, Inc.	6,933	636,727
FedEx Corp.	9,865	2,510,642
J.B. Hunt Transport Services, Inc.	3,407	500,386
JetBlue Airways Corp. *	12,811	236,107
Kansas City Southern	3,835	814,324
Knight-Swift Transportation Holdings, Inc.	5,169	223,301
Landstar System, Inc.	1,578	252,701
Lyft, Inc., Class A *	10,077	561,289
Norfolk Southern Corp.	10,369	2,613,610
Old Dominion Freight Line, Inc.	3,915	840,825
Saia, Inc. *	1,076	215,770
Southwest Airlines Co.	24,101	1,400,991
Uber Technologies, Inc. *	56,926	2,945,920
Union Pacific Corp.	27,532	5,670,491
United Airlines Holdings, Inc. *	11,965	630,316
United Parcel Service, Inc., Class B	29,241	4,615,107
XPO Logistics, Inc. *	3,712	432,819
		30,779,989

Utilities 2.4%
Alliant Energy Corp.	10,211	471,340
Ameren Corp.	10,063	707,127

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
American Electric Power Co., Inc.	20,319	1,520,877
American Water Works Co., Inc.	7,401	1,050,054
Atmos Energy Corp.	5,178	438,111
Avangrid, Inc.	2,236	102,319
CenterPoint Energy, Inc.	22,272	432,968
CMS Energy Corp.	11,665	631,193
Consolidated Edison, Inc.	14,021	920,479
Dominion Energy, Inc.	33,372	2,279,975
DTE Energy Co.	7,888	928,575
Duke Energy Corp.	30,100	2,576,259
Edison International	15,464	834,901
Entergy Corp.	8,165	708,804
Essential Utilities, Inc.	9,123	383,713
Evergy, Inc.	9,248	495,970
Eversource Energy	14,006	1,113,197
Exelon Corp.	39,829	1,537,399
FirstEnergy Corp.	22,154	734,184
MDU Resources Group, Inc.	8,251	231,853
NextEra Energy, Inc.	80,047	5,881,853
NiSource, Inc.	15,621	337,414
NRG Energy, Inc.	9,977	364,260
OGE Energy Corp.	8,125	237,819
Ormat Technologies, Inc.	1,805	154,634
PG&E Corp. *	61,044	641,572
Pinnacle West Capital Corp.	4,594	321,258
PPL Corp.	31,403	822,445
Public Service Enterprise Group, Inc.	20,667	1,112,505
Sempra Energy	11,805	1,369,144
Sunnova Energy International, Inc. *	2,377	106,585
The AES Corp.	27,267	724,211
The Southern Co.	43,117	2,445,596
UGI Corp.	8,518	326,325
Vistra Corp.	19,989	344,810
Security	Number of Shares	Value ($)
WEC Energy Group, Inc.	12,859	1,036,950
Xcel Energy, Inc.	21,496	1,259,451
		35,586,130
Total Common Stock
(Cost $1,142,858,956)		1,507,896,210

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	762,803	762,803
Total Other Investment Company
(Cost $762,803)		762,803

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/19/21	14	2,666,440	(57,335)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 28, 2021:
	Value at 8/31/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 2/28/21	Balance of Shares Held at 2/28/21	Dividends Received
The Charles Schwab Corp.	$1,420,845	$1,090,190	($117,612)	$1,924	$1,365,191	$3,760,538	60,929	$20,796

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,507,896,210	$—	$—	$1,507,896,210
Other Investment Company[1]	762,803	—	—	762,803
Liabilities
Futures Contracts[2]	(57,335)	—	—	(57,335)
Total	$1,508,601,678	$—	$—	$1,508,601,678
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Statement of Assets and Liabilities

As of February 28, 2021; unaudited
Assets
Investments in affiliated issuer, at value (cost $2,812,314)		$3,760,538
Investments in unaffiliated issuers, at value (cost $1,140,809,445)		1,504,898,475
Cash		31,746
Deposit with broker for futures contracts		192,000
Receivables:
Dividends		1,846,165
Income from securities on loan	+	260
Total assets		1,510,729,184
Liabilities
Payables:
Investments bought		45,121
Management fees		58,263
Variation margin on futures contracts	+	10,821
Total liabilities		114,205
Net Assets
Total assets		1,510,729,184
Total liabilities	–	114,205
Net assets		$1,510,614,979
Net Assets by Source
Capital received from investors		1,155,259,757
Total distributable earnings		355,355,222

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,510,614,979		39,600,000		$38.15

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Statement of Operations

For the period September 1, 2020 through February 28, 2021; unaudited
Investment Income
Dividends received from affiliated issuer		$20,796
Dividends received from unaffiliated issuers (net of foreign withholding tax of $253)		10,632,364
Securities on loan, net	+	4,458
Total investment income		10,657,618
Expenses
Management fees		324,015
Total expenses	–	324,015
Net investment income		10,333,603
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(11,771)
Net realized losses on unaffiliated issuers		(9,603,211)
Net realized gains on in-kind redemptions on affiliated issuer		13,695
Net realized gains on in-kind redemptions on unaffiliated issuers		8,519,858
Net realized gains on futures contracts	+	222,543
Net realized losses		(858,886)
Net change in unrealized appreciation (depreciation) on affiliated issuer		1,365,191
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		135,846,370
Net change in unrealized appreciation (depreciation) on futures contracts	+	(119,426)
Net change in unrealized appreciation (depreciation)	+	137,092,135
Net realized and unrealized gains		136,233,249
Increase in net assets resulting from operations		$146,566,852

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/20-2/28/21		9/1/19-8/31/20
Net investment income		$10,333,603	$18,884,074
Net realized gains (losses)		(858,886)	17,398,618
Net change in unrealized appreciation (depreciation)	+	137,092,135	165,208,566
Increase in net assets resulting from operations		146,566,852	201,491,258
Distributions to Shareholders
Total distributions		($11,691,730)	($17,831,170)

Transactions in Fund Shares
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,000,000	$252,181,078	8,400,000	$243,101,710
Shares redeemed	+	(600,000)	(21,793,376)	(4,300,000)	(119,623,083)
Net transactions in fund shares		6,400,000	$230,387,702	4,100,000	$123,478,627
Shares Outstanding and Net Assets
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		33,200,000	$1,145,352,155	29,100,000	$838,213,440
Total increase	+	6,400,000	365,262,824	4,100,000	307,138,715
End of period		39,600,000	$1,510,614,979	33,200,000	$1,145,352,155

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Financial Statements
Financial Highlights
	9/1/20– 2/28/21*	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$84.28	$70.00	$69.53	$59.10	$51.75	$47.30
Income (loss) from investment operations:
Net investment income (loss)[1]	0.70	1.51	1.47	1.19	1.15	1.03
Net realized and unrealized gains (losses)	8.71	14.21	0.33	10.39	7.24	4.41
Total from investment operations	9.41	15.72	1.80	11.58	8.39	5.44
Less distributions:
Distributions from net investment income	(0.85)	(1.44)	(1.33)	(1.15)	(1.04)	(0.99)
Net asset value at end of period	$92.84	$84.28	$70.00	$69.53	$59.10	$51.75
Total return	11.31% [2]	22.92%	2.70%	19.79%	16.39%	11.66%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03% [3]	0.03%	0.03%	0.03%	0.03%	0.03% [4]
Net investment income (loss)	1.61% [3]	2.06%	2.19%	1.86%	2.07%	2.13%
Portfolio turnover rate[5]	3% [2]	5%	4%	3%	4%	4%
Net assets, end of period (x 1,000)	$26,496,207	$23,253,496	$17,785,958	$14,989,877	$9,824,643	$6,218,346

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective November 12, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 2.0%
Aptiv plc *	201,052	30,125,632
Autoliv, Inc. *	58,021	5,221,890
BorgWarner, Inc.	182,174	8,197,830
Ford Motor Co. *	2,909,531	34,041,513
General Motors Co.	938,288	48,162,323
Gentex Corp.	181,138	6,408,662
Harley-Davidson, Inc.	115,486	4,119,386
Lear Corp.	40,841	6,783,282
Tesla, Inc. *	565,213	381,801,381
		524,861,899

Banks 4.1%
Bank of America Corp.	5,675,223	196,986,990
BOK Financial Corp.	23,656	2,035,835
Citigroup, Inc.	1,552,027	102,247,539
Citizens Financial Group, Inc.	316,909	13,766,527
Comerica, Inc.	103,652	7,058,701
Commerce Bancshares, Inc.	78,593	5,818,240
Cullen/Frost Bankers, Inc.	41,095	4,290,318
East West Bancorp, Inc.	104,426	7,535,380
Fifth Third Bancorp	531,327	18,431,734
First Republic Bank	129,199	21,285,535
Huntington Bancshares, Inc.	760,891	11,672,068
JPMorgan Chase & Co.	2,272,094	334,384,074
KeyCorp	724,776	14,596,989
M&T Bank Corp.	96,255	14,528,730
New York Community Bancorp, Inc.	343,033	4,188,433
People's United Financial, Inc.	316,900	5,685,186
Regions Financial Corp.	717,281	14,797,507
Signature Bank	42,475	9,273,992
SVB Financial Group *	38,551	19,482,133
The PNC Financial Services Group, Inc.	315,901	53,185,092
Truist Financial Corp.	1,005,675	57,283,248
U.S. Bancorp	1,020,619	51,030,950
Wells Fargo & Co.	3,081,797	111,468,597
Zions Bancorp NA	121,810	6,476,638
		1,087,510,436

Capital Goods 5.7%
3M Co.	430,038	75,282,452
A.O. Smith Corp.	100,879	5,989,186
Acuity Brands, Inc.	27,167	3,349,691
AGCO Corp.	45,287	5,863,761
Allegion plc	68,983	7,503,971
Allison Transmission Holdings, Inc.	82,880	3,142,810
AMETEK, Inc.	172,168	20,310,659
Carlisle Cos., Inc.	39,611	5,753,498
Carrier Global Corp.	606,190	22,144,121
Caterpillar, Inc.	405,105	87,454,067
Cummins, Inc.	110,153	27,890,740
Deere & Co.	233,794	81,622,161
Donaldson Co., Inc.	94,270	5,553,446
Security	Number of Shares	Value ($)
Dover Corp.	107,469	13,246,629
Eaton Corp. plc	297,123	38,682,443
Emerson Electric Co.	445,868	38,300,061
Fastenal Co.	427,962	19,844,598
Fortive Corp.	251,648	16,563,471
Fortune Brands Home & Security, Inc.	103,573	8,611,059
Generac Holdings, Inc. *	46,840	15,436,590
General Dynamics Corp.	172,920	28,267,232
General Electric Co.	6,534,656	81,944,586
Graco, Inc.	124,574	8,639,207
HEICO Corp.	31,615	3,976,535
HEICO Corp., Class A	54,419	6,299,543
Honeywell International, Inc.	522,740	105,776,439
Howmet Aerospace, Inc. *	293,589	8,252,787
Hubbell, Inc.	40,390	7,169,629
Huntington Ingalls Industries, Inc.	29,991	5,275,717
IDEX Corp.	56,459	11,019,103
Illinois Tool Works, Inc.	214,419	43,351,233
Ingersoll Rand, Inc. *	276,033	12,791,369
Johnson Controls International plc	539,972	30,125,038
L3Harris Technologies, Inc.	156,912	28,543,862
Lennox International, Inc.	26,075	7,295,003
Lincoln Electric Holdings, Inc.	44,219	5,222,706
Lockheed Martin Corp.	183,371	60,558,273
Masco Corp.	194,158	10,333,089
Nikola Corp. *	102,216	1,850,110
Nordson Corp.	40,412	7,775,673
Northrop Grumman Corp.	115,453	33,673,022
Otis Worldwide Corp.	302,753	19,288,394
Owens Corning	80,662	6,535,235
PACCAR, Inc.	257,723	23,450,216
Parker-Hannifin Corp.	96,266	27,624,491
Pentair plc	124,284	6,951,204
Quanta Services, Inc.	102,933	8,630,932
Raytheon Technologies Corp.	1,132,129	81,501,967
Rockwell Automation, Inc.	86,729	21,099,431
Roper Technologies, Inc.	77,985	29,448,696
Sensata Technologies Holding plc *	116,866	6,695,253
Snap-on, Inc.	40,075	8,139,633
Stanley Black & Decker, Inc.	119,467	20,887,610
Teledyne Technologies, Inc. *	27,399	10,165,029
Textron, Inc.	170,675	8,591,780
The Boeing Co. *	395,760	83,905,078
The Middleby Corp. *	41,529	6,080,261
The Toro Co.	79,322	7,993,278
Trane Technologies plc	179,147	27,452,486
TransDigm Group, Inc. *	40,588	23,405,882
Trex Co., Inc. *	86,057	7,886,263
United Rentals, Inc. *	54,025	16,065,955
W.W. Grainger, Inc.	33,599	12,522,683
Watsco, Inc.	24,230	5,890,313
Westinghouse Air Brake Technologies Corp.	133,756	9,687,947
Woodward, Inc.	43,693	4,990,614
Xylem, Inc.	133,682	13,309,380
		1,508,885,581

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Commercial & Professional Services 0.9%
ADT, Inc.	113,346	862,563
Booz Allen Hamilton Holding Corp.	101,935	7,863,266
Cintas Corp.	65,373	21,203,079
Copart, Inc. *	155,048	16,925,040
CoStar Group, Inc. *	29,333	24,163,352
Dun & Bradstreet Holdings, Inc. *	101,383	2,216,232
Equifax, Inc.	91,060	14,740,793
IAA, Inc. *	99,616	5,840,486
IHS Markit Ltd.	278,103	25,073,766
Jacobs Engineering Group, Inc.	96,523	11,107,867
Leidos Holdings, Inc.	99,761	8,823,860
ManpowerGroup, Inc.	42,588	4,022,011
Nielsen Holdings plc	265,306	5,945,507
Republic Services, Inc.	156,225	13,918,085
Robert Half International, Inc.	85,345	6,638,988
Rollins, Inc.	164,103	5,443,297
Stericycle, Inc. *	67,379	4,370,876
TransUnion	142,496	11,999,588
Verisk Analytics, Inc.	121,087	19,840,105
Waste Management, Inc.	290,338	32,195,581
		243,194,342

Consumer Durables & Apparel 1.3%
D.R. Horton, Inc.	246,869	18,976,820
Garmin Ltd.	110,942	13,759,027
Hanesbrands, Inc.	262,244	4,639,096
Hasbro, Inc.	95,410	8,940,871
Leggett & Platt, Inc.	98,783	4,274,340
Lennar Corp., Class A	213,935	17,750,187
Lululemon Athletica, Inc. *	88,294	27,519,474
Mohawk Industries, Inc. *	44,956	7,866,850
Newell Brands, Inc.	284,251	6,586,096
NIKE, Inc., Class B	934,730	125,982,909
NVR, Inc. *	2,603	11,715,687
Peloton Interactive, Inc., Class A *	189,915	22,879,060
Polaris, Inc.	43,651	5,140,342
PulteGroup, Inc.	199,014	8,977,522
Tapestry, Inc.	208,031	8,766,426
Toll Brothers, Inc.	84,250	4,500,635
Under Armour, Inc., Class A *	141,881	3,105,775
Under Armour, Inc., Class C *	147,839	2,690,670
VF Corp.	238,032	18,835,472
Whirlpool Corp.	46,871	8,909,240
		331,816,499

Consumer Services 1.8%
Airbnb, Inc., Class A *	38,197	7,881,951
Aramark	187,020	6,942,182
Bright Horizons Family Solutions, Inc. *	45,164	7,210,884
Carnival Corp. *	594,577	15,904,935
Chegg, Inc. *	103,693	10,009,485
Chipotle Mexican Grill, Inc. *	20,890	30,123,380
Darden Restaurants, Inc.	97,283	13,359,874
Domino's Pizza, Inc.	29,436	10,199,868
DraftKings, Inc., Class A *	235,546	14,493,145
Hilton Worldwide Holdings, Inc. *	206,566	25,548,083
Las Vegas Sands Corp.	244,819	15,325,670
Marriott International, Inc., Class A *	198,112	29,334,444
McDonald's Corp.	555,567	114,524,581
MGM Resorts International	305,436	11,542,427
Norwegian Cruise Line Holdings Ltd. *	235,787	6,969,864
Royal Caribbean Cruises Ltd.	138,203	12,890,194
Service Corp. International	129,921	6,205,027
Starbucks Corp.	874,442	94,465,969
Security	Number of Shares	Value ($)
Terminix Global Holdings, Inc. *	98,309	4,424,888
Vail Resorts, Inc.	30,173	9,328,888
Wyndham Hotels & Resorts, Inc.	69,642	4,546,230
Wynn Resorts Ltd. *	77,894	10,260,977
Yum! Brands, Inc.	224,562	23,248,904
		484,741,850

Diversified Financials 5.0%
AGNC Investment Corp.	406,120	6,510,104
Ally Financial, Inc.	277,085	11,499,027
American Express Co.	486,116	65,752,050
Ameriprise Financial, Inc.	88,079	19,486,598
Annaly Capital Management, Inc.	1,037,142	8,618,650
Apollo Global Management, Inc.	156,301	7,730,647
Berkshire Hathaway, Inc., Class B *	1,450,296	348,810,691
BlackRock, Inc.	105,835	73,502,407
Capital One Financial Corp.	341,224	41,011,713
Cboe Global Markets, Inc.	79,957	7,912,545
CME Group, Inc.	268,005	53,520,598
Credit Acceptance Corp. *	9,063	3,290,050
Discover Financial Services	228,779	21,521,241
Eaton Vance Corp.	86,015	6,285,116
Equitable Holdings, Inc.	298,032	8,812,806
FactSet Research Systems, Inc.	28,142	8,552,635
Franklin Resources, Inc.	201,168	5,264,567
Intercontinental Exchange, Inc.	418,096	46,120,170
Invesco Ltd.	283,496	6,355,980
Jefferies Financial Group, Inc.	152,388	4,425,347
KKR & Co., Inc.	423,305	19,285,776
MarketAxess Holdings, Inc.	28,271	15,716,980
Moody's Corp.	120,308	33,071,466
Morgan Stanley	1,068,191	82,111,842
Morningstar, Inc.	16,000	3,588,000
MSCI, Inc.	61,739	25,592,050
Nasdaq, Inc.	85,268	11,791,712
Northern Trust Corp.	155,452	14,788,149
Raymond James Financial, Inc.	90,493	10,564,153
S&P Global, Inc.	179,358	59,073,351
Santander Consumer USA Holdings, Inc.	54,336	1,358,400
SEI Investments Co.	88,986	4,983,216
Starwood Property Trust, Inc.	212,842	4,859,183
State Street Corp.	262,215	19,081,386
Synchrony Financial	405,874	15,699,206
T. Rowe Price Group, Inc.	168,477	27,316,861
The Bank of New York Mellon Corp.	607,132	25,596,685
The Blackstone Group, Inc., Class A	502,364	34,778,660
The Carlyle Group, Inc.	87,624	3,001,122
The Charles Schwab Corp. (a)	1,106,308	68,281,330
The Goldman Sachs Group, Inc.	256,280	81,876,334
Voya Financial, Inc.	93,767	5,652,275
		1,323,051,079

Energy 2.6%
APA Corp.	280,625	5,536,731
Baker Hughes Co.	509,463	12,471,654
Cabot Oil & Gas Corp.	301,399	5,578,895
Cheniere Energy, Inc. *	171,666	11,568,572
Chevron Corp.	1,434,412	143,441,200
ConocoPhillips	1,011,585	52,612,536
Continental Resources, Inc. *	47,246	1,142,408
Devon Energy Corp.	440,253	9,483,050
Diamondback Energy, Inc.	117,217	8,120,794
EOG Resources, Inc.	434,432	28,046,930
Exxon Mobil Corp.	3,150,646	171,300,623
Halliburton Co.	660,290	14,414,131
Hess Corp.	203,939	13,364,123

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
HollyFrontier Corp.	111,993	4,242,295
Kinder Morgan, Inc.	1,449,722	21,310,913
Marathon Oil Corp.	594,932	6,603,745
Marathon Petroleum Corp.	483,930	26,432,257
NOV, Inc.	293,843	4,437,029
Occidental Petroleum Corp.	622,903	16,575,449
ONEOK, Inc.	330,615	14,642,938
Phillips 66	324,955	26,987,513
Pioneer Natural Resources Co.	151,071	22,444,618
Schlumberger N.V.	1,036,521	28,929,301
Targa Resources Corp.	169,740	5,250,058
The Williams Cos., Inc.	902,600	20,615,384
Valero Energy Corp.	303,966	23,399,303
		698,952,450

Food & Staples Retailing 1.2%
Costco Wholesale Corp.	328,895	108,864,245
Sysco Corp.	379,030	30,182,159
The Kroger Co.	578,546	18,634,967
US Foods Holding Corp. *	163,235	5,951,548
Walgreens Boots Alliance, Inc.	535,425	25,662,920
Walmart, Inc.	1,033,647	134,291,418
		323,587,257

Food, Beverage & Tobacco 2.9%
Altria Group, Inc.	1,383,437	60,317,853
Archer-Daniels-Midland Co.	413,532	23,397,641
Beyond Meat, Inc. *	36,868	5,363,557
Brown-Forman Corp., Class A	41,403	2,757,026
Brown-Forman Corp., Class B	136,343	9,759,432
Bunge Ltd.	104,787	8,024,588
Campbell Soup Co.	151,619	6,895,632
Conagra Brands, Inc.	365,452	12,399,786
Constellation Brands, Inc., Class A	126,532	27,095,562
General Mills, Inc.	455,465	25,055,130
Hormel Foods Corp.	208,050	9,647,279
Ingredion, Inc.	49,566	4,470,853
Kellogg Co.	190,324	10,983,598
Keurig Dr Pepper, Inc.	431,034	13,155,158
Lamb Weston Holdings, Inc.	108,789	8,678,099
McCormick & Co., Inc. Non-Voting Shares	184,772	15,572,584
Molson Coors Beverage Co., Class B	140,337	6,237,980
Mondelez International, Inc., Class A	1,066,562	56,698,436
Monster Beverage Corp. *	275,474	24,170,089
PepsiCo, Inc.	1,030,174	133,088,179
Philip Morris International, Inc.	1,161,103	97,555,874
Post Holdings, Inc. *	45,018	4,324,429
The Boston Beer Co., Inc., Class A *	6,758	6,952,022
The Coca-Cola Co.	2,883,171	141,246,547
The Hershey Co.	110,205	16,051,358
The J.M. Smucker Co.	85,215	9,544,080
The Kraft Heinz Co.	483,796	17,600,498
Tyson Foods, Inc., Class A	218,867	14,810,730
		771,854,000

Health Care Equipment & Services 6.2%
Abbott Laboratories	1,321,195	158,252,737
ABIOMED, Inc. *	33,648	10,920,458
Align Technology, Inc. *	53,460	30,317,701
AmerisourceBergen Corp.	110,201	11,154,545
Anthem, Inc.	185,162	56,139,267
Baxter International, Inc.	379,788	29,505,730
Becton Dickinson & Co.	216,400	52,184,860
Boston Scientific Corp. *	1,066,767	41,369,224
Security	Number of Shares	Value ($)
Cardinal Health, Inc.	219,409	11,303,952
Centene Corp. *	432,183	25,299,993
Cerner Corp.	228,173	15,775,881
Chemed Corp.	11,894	5,295,328
Cigna Corp.	269,008	56,464,779
CVS Health Corp.	976,205	66,508,847
Danaher Corp.	471,000	103,464,570
DaVita, Inc. *	54,955	5,612,554
DENTSPLY SIRONA, Inc.	164,159	8,711,918
DexCom, Inc. *	71,649	28,500,539
Edwards Lifesciences Corp. *	464,013	38,559,480
Encompass Health Corp.	73,961	5,949,423
Guardant Health, Inc. *	63,026	9,276,167
Haemonetics Corp. *	38,134	4,823,951
HCA Healthcare, Inc.	196,499	33,803,723
Henry Schein, Inc. *	106,678	6,598,034
Hill-Rom Holdings, Inc.	49,428	5,272,485
Hologic, Inc. *	191,484	13,804,082
Humana, Inc.	98,527	37,405,775
IDEXX Laboratories, Inc. *	63,680	33,124,426
Insulet Corp. *	49,059	12,711,187
Intuitive Surgical, Inc. *	87,563	64,516,418
Laboratory Corp. of America Holdings *	72,657	17,431,141
Masimo Corp. *	37,724	9,458,538
McKesson Corp.	119,756	20,301,037
Medtronic plc	1,002,774	117,294,475
Molina Healthcare, Inc. *	44,094	9,557,815
Penumbra, Inc. *	25,344	7,208,594
Quest Diagnostics, Inc.	100,537	11,621,072
Quidel Corp. *	28,615	4,700,300
ResMed, Inc.	108,329	20,883,665
STERIS plc	63,739	11,141,577
Stryker Corp.	243,394	59,069,290
Teladoc Health, Inc. *	91,984	20,336,743
Teleflex, Inc.	34,543	13,752,259
The Cooper Cos., Inc.	36,403	14,056,290
UnitedHealth Group, Inc.	707,227	234,954,954
Universal Health Services, Inc., Class B *	58,008	7,270,143
Varian Medical Systems, Inc. *	68,058	11,928,526
Veeva Systems, Inc., Class A *	101,041	28,302,594
West Pharmaceutical Services, Inc.	55,150	15,477,847
Zimmer Biomet Holdings, Inc.	154,162	25,137,656
		1,642,512,550

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	184,805	14,553,394
Colgate-Palmolive Co.	638,213	47,993,617
Herbalife Nutrition Ltd. *	72,292	3,251,694
Kimberly-Clark Corp.	253,593	32,543,590
Reynolds Consumer Products, Inc.	40,888	1,128,918
The Clorox Co.	94,025	17,023,226
The Estee Lauder Cos., Inc., Class A	169,051	48,324,919
The Procter & Gamble Co.	1,847,702	228,246,628
		393,065,986

Insurance 2.0%
Aflac, Inc.	487,699	23,355,905
Alleghany Corp.	10,539	6,812,726
American Financial Group, Inc.	51,966	5,544,772
American International Group, Inc.	641,922	28,212,472
Aon plc, Class A	170,450	38,813,169
Arch Capital Group Ltd. *	300,585	10,766,955
Arthur J. Gallagher & Co.	143,531	17,195,014
Assurant, Inc.	44,427	5,474,295
Athene Holding Ltd., Class A *	93,692	4,271,418
Brown & Brown, Inc.	175,111	8,037,595

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Chubb Ltd.	336,230	54,664,273
Cincinnati Financial Corp.	112,218	10,982,776
CNA Financial Corp.	21,118	898,360
Erie Indemnity Co., Class A	18,893	4,573,995
Everest Re Group Ltd.	29,975	7,248,255
Fidelity National Financial, Inc.	219,209	8,391,320
Globe Life, Inc.	71,049	6,635,977
Lincoln National Corp.	136,380	7,755,931
Loews Corp.	172,820	8,262,524
Markel Corp. *	10,259	11,169,999
Marsh & McLennan Cos., Inc.	377,543	43,500,504
MetLife, Inc.	570,971	32,887,930
Old Republic International Corp.	211,902	4,096,066
Principal Financial Group, Inc.	191,148	10,815,154
Prudential Financial, Inc.	295,601	25,634,519
Reinsurance Group of America, Inc.	50,668	6,193,150
RenaissanceRe Holdings Ltd.	38,137	6,368,116
The Allstate Corp.	226,723	24,168,672
The Hartford Financial Services Group, Inc.	266,300	13,498,747
The Progressive Corp.	436,097	37,482,537
The Travelers Cos., Inc.	188,619	27,444,064
W.R. Berkley Corp.	105,478	7,312,790
Willis Towers Watson plc	95,933	21,166,657
		529,636,637

Materials 2.7%
Air Products and Chemicals, Inc.	164,536	42,058,692
Albemarle Corp.	85,888	13,502,453
Amcor plc	1,164,911	12,744,126
AptarGroup, Inc.	48,170	6,265,472
Ashland Global Holdings, Inc.	41,001	3,449,004
Avery Dennison Corp.	62,288	10,913,481
Axalta Coating Systems Ltd. *	157,775	4,313,569
Ball Corp.	243,131	20,760,956
Berry Global Group, Inc. *	98,955	5,482,107
Celanese Corp.	86,602	12,029,884
CF Industries Holdings, Inc.	160,514	7,268,074
Corteva, Inc.	556,382	25,120,647
Crown Holdings, Inc. *	100,615	9,614,769
Dow, Inc.	552,885	32,791,609
DuPont de Nemours, Inc.	401,524	28,235,168
Eastman Chemical Co.	100,228	10,950,911
Ecolab, Inc.	185,095	38,751,489
FMC Corp.	96,139	9,776,375
Freeport-McMoRan, Inc. *	1,081,347	36,668,477
Huntsman Corp.	147,288	4,020,962
International Flavors & Fragrances, Inc.	185,603	25,151,063
International Paper Co.	291,861	14,490,899
Linde plc	391,497	95,630,972
LyondellBasell Industries N.V., Class A	190,994	19,689,572
Martin Marietta Materials, Inc.	46,239	15,576,532
NewMarket Corp.	5,411	2,050,661
Newmont Corp.	598,689	32,556,708
Nucor Corp.	223,658	13,379,222
Packaging Corp. of America	70,983	9,371,176
PPG Industries, Inc.	175,620	23,677,088
Reliance Steel & Aluminum Co.	47,627	6,296,289
Royal Gold, Inc.	49,018	5,083,657
RPM International, Inc.	96,710	7,701,984
Sealed Air Corp.	114,687	4,805,385
Sonoco Products Co.	75,641	4,505,934
Steel Dynamics, Inc.	149,587	6,219,828
The Mosaic Co.	258,298	7,593,961
The Scotts Miracle-Gro Co.	30,105	6,416,881
The Sherwin-Williams Co.	60,868	41,410,935
Vulcan Materials Co.	99,061	16,542,196
Security	Number of Shares	Value ($)
Westlake Chemical Corp.	25,619	2,192,730
Westrock Co.	195,421	8,518,401
		703,580,299

Media & Entertainment 9.5%
Activision Blizzard, Inc.	576,453	55,114,671
Alphabet, Inc., Class A *	224,059	453,027,133
Alphabet, Inc., Class C *	216,331	440,635,961
Altice USA, Inc., Class A *	181,035	6,084,586
Bumble, Inc., Class A *	37,513	2,525,000
Cable One, Inc.	3,997	7,653,656
Charter Communications, Inc., Class A *	108,666	66,657,898
Comcast Corp., Class A	3,403,081	179,410,430
Discovery, Inc., Class A *	119,732	6,349,388
Discovery, Inc., Class C *	219,283	9,867,735
DISH Network Corp., Class A *	185,670	5,850,462
Electronic Arts, Inc.	216,429	28,994,993
Facebook, Inc., Class A *	1,791,711	461,580,588
Fox Corp., Class A	250,844	8,355,614
Fox Corp., Class B	117,481	3,751,168
IAC/InterActiveCorp *	59,327	14,525,029
Liberty Broadband Corp., Class A *	17,498	2,543,509
Liberty Broadband Corp., Class C *	157,332	23,522,707
Liberty Media Corp. - Liberty Formula One, Class A *	19,900	771,523
Liberty Media Corp. - Liberty Formula One, Class C *	151,817	6,664,766
Liberty Media Corp. - Liberty SiriusXM, Class A *	62,245	2,764,301
Liberty Media Corp. - Liberty SiriusXM, Class C *	128,144	5,653,713
Live Nation Entertainment, Inc. *	105,942	9,414,006
Match Group, Inc. *	193,913	29,639,602
Netflix, Inc. *	329,309	177,448,155
News Corp., Class A	287,303	6,737,255
News Corp., Class B	92,960	2,130,643
Omnicom Group, Inc.	159,391	10,954,943
Pinterest, Inc., Class A *	381,337	30,728,136
Playtika Holding Corp. *	51,774	1,540,277
Roku, Inc. *	81,307	32,155,292
Sirius XM Holdings, Inc.	897,606	5,250,995
Snap, Inc., Class A *	681,460	44,744,664
Take-Two Interactive Software, Inc. *	85,381	15,749,379
The Interpublic Group of Cos., Inc.	290,284	7,582,218
The Walt Disney Co. *	1,349,493	255,108,157
Twitter, Inc. *	592,133	45,629,769
ViacomCBS, Inc., Class B	428,993	27,665,759
Zillow Group, Inc., Class A *	26,640	4,524,005
Zillow Group, Inc., Class C *	110,289	17,792,924
Zynga, Inc., Class A *	743,327	8,288,096
		2,525,389,106

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
AbbVie, Inc.	1,316,334	141,821,825
Agilent Technologies, Inc.	228,076	27,841,237
Alexion Pharmaceuticals, Inc. *	163,534	24,979,819
Alnylam Pharmaceuticals, Inc. *	86,403	12,796,284
Amgen, Inc.	434,047	97,625,851
Avantor, Inc. *	384,554	10,717,520
Bio-Rad Laboratories, Inc., Class A *	16,103	9,412,204
Bio-Techne Corp.	28,902	10,453,564
Biogen, Inc. *	114,822	31,332,627
BioMarin Pharmaceutical, Inc. *	135,383	10,482,706
Bluebird Bio, Inc. *	48,660	1,513,326
Bristol-Myers Squibb Co.	1,684,536	103,312,593
Catalent, Inc. *	123,051	13,992,129

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Charles River Laboratories International, Inc. *	36,738	10,512,211
Elanco Animal Health, Inc. *	352,689	11,589,361
Eli Lilly and Co.	591,821	121,258,205
Exact Sciences Corp. *	118,109	16,076,997
Exelixis, Inc. *	231,834	5,021,524
Gilead Sciences, Inc.	933,817	57,336,364
Horizon Therapeutics plc *	163,716	14,883,422
Illumina, Inc. *	108,868	47,837,688
Incyte Corp. *	139,315	10,958,518
Ionis Pharmaceuticals, Inc. *	103,386	5,417,426
IQVIA Holdings, Inc. *	142,947	27,558,752
Jazz Pharmaceuticals plc *	41,654	6,999,538
Johnson & Johnson	1,961,917	310,885,368
Merck & Co., Inc.	1,885,874	136,952,170
Mettler-Toledo International, Inc. *	17,682	19,733,996
Moderna, Inc. *	224,247	34,715,678
Neurocrine Biosciences, Inc. *	69,841	7,648,288
Novavax, Inc. *	43,468	10,051,106
PerkinElmer, Inc.	82,894	10,452,104
Perrigo Co., plc	101,833	4,109,980
Pfizer, Inc.	4,143,838	138,777,135
PPD, Inc. *	80,589	2,825,450
PRA Health Sciences, Inc. *	47,700	7,031,457
Regeneron Pharmaceuticals, Inc. *	78,070	35,176,000
Royalty Pharma plc, Class A	63,918	2,976,661
Sarepta Therapeutics, Inc. *	58,739	5,113,817
Seagen, Inc. *	93,715	14,161,274
Syneos Health, Inc. *	56,834	4,396,110
Thermo Fisher Scientific, Inc.	295,480	132,989,638
Vertex Pharmaceuticals, Inc. *	193,691	41,169,022
Viatris, Inc. *	899,527	13,357,976
Waters Corp. *	46,393	12,706,115
Zoetis, Inc.	353,911	54,941,144
		1,831,902,180

Real Estate 2.8%
Alexandria Real Estate Equities, Inc.	91,913	14,677,587
American Campus Communities, Inc.	102,147	4,183,941
American Homes 4 Rent, Class A	200,183	6,233,699
American Tower Corp.	331,119	71,564,749
Americold Realty Trust	152,628	5,348,085
Apartment Income REIT Corp.	109,776	4,487,643
Apartment Investment & Management Co., Class A	109,814	522,715
AvalonBay Communities, Inc.	103,625	18,212,094
Boston Properties, Inc.	105,122	10,420,744
Camden Property Trust	72,748	7,576,704
CBRE Group, Inc., Class A *	250,342	18,968,413
Crown Castle International Corp.	321,451	50,065,993
CubeSmart	145,613	5,381,856
CyrusOne, Inc.	90,227	5,921,598
Digital Realty Trust, Inc.	209,167	28,181,070
Douglas Emmett, Inc.	120,932	3,960,523
Duke Realty Corp.	277,413	10,888,460
Equinix, Inc.	66,376	43,034,216
Equity LifeStyle Properties, Inc.	126,449	7,795,581
Equity Residential	255,719	16,726,580
Essex Property Trust, Inc.	48,596	12,381,775
Extra Space Storage, Inc.	96,878	12,177,565
Federal Realty Investment Trust	51,764	5,236,964
Gaming & Leisure Properties, Inc.	162,036	7,194,398
Healthcare Trust of America, Inc., Class A	162,840	4,422,734
Healthpeak Properties, Inc.	402,074	11,696,333
Host Hotels & Resorts, Inc.	529,351	8,781,933
Invitation Homes, Inc.	416,277	12,130,312
Security	Number of Shares	Value ($)
Iron Mountain, Inc.	214,930	7,477,415
Jones Lang LaSalle, Inc. *	38,513	6,700,492
Kilroy Realty Corp.	78,232	4,964,603
Kimco Realty Corp.	323,772	5,934,741
Lamar Advertising Co., Class A	63,912	5,534,140
Medical Properties Trust, Inc.	425,435	9,185,142
Mid-America Apartment Communities, Inc.	85,564	11,528,038
National Retail Properties, Inc.	129,736	5,687,626
Omega Healthcare Investors, Inc.	168,919	6,273,652
Prologis, Inc.	551,414	54,628,585
Public Storage	113,560	26,566,226
Realty Income Corp.	260,676	15,708,336
Regency Centers Corp.	118,516	6,492,306
SBA Communications Corp.	83,043	21,186,760
Simon Property Group, Inc.	244,477	27,606,343
STORE Capital Corp.	175,228	5,859,624
Sun Communities, Inc.	79,798	12,125,306
UDR, Inc.	220,306	9,069,998
Ventas, Inc.	280,180	14,821,522
VEREIT, Inc.	161,744	6,308,016
VICI Properties, Inc.	397,372	11,325,102
Vornado Realty Trust	116,466	5,001,050
Welltower, Inc.	310,330	21,071,407
Weyerhaeuser Co.	554,975	18,797,003
WP Carey, Inc.	129,707	8,890,118
		736,917,816

Retailing 6.9%
Advance Auto Parts, Inc.	50,304	8,066,246
Amazon.com, Inc. *	317,858	983,112,544
AutoZone, Inc. *	17,226	19,980,782
Best Buy Co., Inc.	172,222	17,282,478
Booking Holdings, Inc. *	30,529	71,087,082
Burlington Stores, Inc. *	49,562	12,827,637
CarMax, Inc. *	122,611	14,653,241
Carvana Co. *	42,191	11,961,148
Dollar General Corp.	182,818	34,550,774
Dollar Tree, Inc. *	174,778	17,163,200
DoorDash, Inc., Class A *(b)	25,493	4,320,809
eBay, Inc.	488,835	27,580,071
Etsy, Inc. *	93,659	20,630,268
Expedia Group, Inc.	101,687	16,371,607
Genuine Parts Co.	106,794	11,250,748
GrubHub, Inc. *	68,854	4,411,476
L Brands, Inc. *	173,049	9,458,858
LKQ Corp. *	207,044	8,155,463
Lowe's Cos., Inc.	546,269	87,266,473
O'Reilly Automotive, Inc. *	54,133	24,215,315
Pool Corp.	30,002	10,043,769
Ross Stores, Inc.	265,034	30,913,566
Target Corp.	372,944	68,412,847
The Gap, Inc. *	153,732	3,835,613
The Home Depot, Inc.	802,307	207,267,990
The TJX Cos., Inc.	895,275	59,079,197
Tractor Supply Co.	86,759	13,791,211
Ulta Beauty, Inc. *	42,177	13,594,912
Wayfair, Inc., Class A *	54,082	15,628,616
Williams-Sonoma, Inc.	56,964	7,478,804
		1,834,392,745

Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc. *	896,917	75,798,456
Analog Devices, Inc.	275,298	42,896,934
Applied Materials, Inc.	680,849	80,469,543
Broadcom, Inc.	301,537	141,683,190

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Enphase Energy, Inc. *	94,198	16,584,500
Entegris, Inc.	101,183	10,645,463
First Solar, Inc. *	63,225	5,122,490
Intel Corp.	3,054,016	185,623,093
KLA Corp.	115,261	35,872,681
Lam Research Corp.	107,381	60,905,429
Marvell Technology Group Ltd.	499,050	24,094,134
Maxim Integrated Products, Inc.	198,853	18,527,134
Microchip Technology, Inc.	194,304	29,656,620
Micron Technology, Inc. *	829,778	75,949,580
Monolithic Power Systems, Inc.	31,553	11,817,230
NVIDIA Corp.	461,348	253,086,286
NXP Semiconductor N.V.	208,126	37,993,401
ON Semiconductor Corp. *	307,441	12,380,649
Qorvo, Inc. *	84,858	14,827,238
QUALCOMM, Inc.	842,695	114,766,632
Skyworks Solutions, Inc.	124,002	22,050,036
SolarEdge Technologies, Inc. *	38,001	11,336,078
Teradyne, Inc.	123,469	15,879,348
Texas Instruments, Inc.	684,347	117,892,458
Universal Display Corp.	31,801	6,731,954
Xilinx, Inc.	182,394	23,765,938
		1,446,356,495

Software & Services 15.1%
Accenture plc, Class A	472,067	118,441,610
Adobe, Inc. *	357,672	164,411,088
Affirm Holdings, Inc. *	18,057	1,680,384
Akamai Technologies, Inc. *	121,689	11,499,611
Alteryx, Inc., Class A *	39,735	3,798,666
Anaplan, Inc. *	105,342	6,846,177
ANSYS, Inc. *	63,954	21,807,674
Aspen Technology, Inc. *	50,620	7,618,816
Autodesk, Inc. *	163,791	45,206,316
Automatic Data Processing, Inc.	319,552	55,608,439
Avalara, Inc. *	63,141	9,909,349
Bill.com Holdings, Inc. *	44,037	7,266,545
Black Knight, Inc. *	117,383	9,002,102
Broadridge Financial Solutions, Inc.	86,385	12,308,999
Cadence Design Systems, Inc. *	207,800	29,318,502
CDK Global, Inc.	89,910	4,508,087
Ceridian HCM Holding, Inc. *	96,827	8,681,509
Citrix Systems, Inc.	91,939	12,281,212
Cognizant Technology Solutions Corp., Class A	399,168	29,330,865
Concentrix Corp. *	30,552	3,773,478
Coupa Software, Inc. *	51,454	17,816,462
Crowdstrike Holdings, Inc., Class A *	140,464	30,340,224
Datadog, Inc., Class A *	143,776	13,717,668
DocuSign, Inc. *	139,120	31,532,939
DXC Technology Co.	187,912	4,739,141
Dynatrace, Inc. *	136,150	6,774,824
Elastic N.V. *	45,291	6,086,658
EPAM Systems, Inc. *	41,704	15,581,031
Euronet Worldwide, Inc. *	38,539	5,792,797
Fair Isaac Corp. *	21,640	9,901,382
Fidelity National Information Services, Inc.	462,667	63,848,046
Fiserv, Inc. *	428,624	49,450,351
Five9, Inc. *	49,351	9,141,779
FleetCor Technologies, Inc. *	61,928	17,173,254
Fortinet, Inc. *	100,400	16,952,540
Gartner, Inc. *	66,853	11,969,361
Genpact Ltd.	132,572	5,361,212
Global Payments, Inc.	222,852	44,122,468
GoDaddy, Inc., Class A *	124,455	10,095,790
Guidewire Software, Inc. *	62,851	6,975,833
Security	Number of Shares	Value ($)
HubSpot, Inc. *	32,176	16,570,640
International Business Machines Corp.	663,508	78,911,006
Intuit, Inc.	195,981	76,460,027
Jack Henry & Associates, Inc.	56,675	8,412,837
Mastercard, Inc., Class A	655,691	232,016,260
Microsoft Corp.	5,634,878	1,309,432,950
MongoDB, Inc. *	37,709	14,553,034
NortonLifeLock, Inc.	440,638	8,596,847
Nuance Communications, Inc. *	211,499	9,432,855
Okta, Inc. *	90,537	23,670,899
Oracle Corp.	1,414,369	91,240,944
Palantir Technologies, Inc., Class A *	273,579	6,538,538
Palo Alto Networks, Inc. *	70,837	25,381,605
Paychex, Inc.	239,107	21,775,475
Paycom Software, Inc. *	36,513	13,664,625
PayPal Holdings, Inc. *	873,475	226,972,479
Pegasystems, Inc.	29,595	3,916,898
Proofpoint, Inc. *	42,896	5,186,984
PTC, Inc. *	77,881	10,665,024
RingCentral, Inc., Class A *	59,247	22,404,846
salesforce.com, Inc. *	682,102	147,675,083
ServiceNow, Inc. *	145,529	77,633,900
Slack Technologies, Inc., Class A *	364,568	14,921,768
Snowflake, Inc., Class A *	24,097	6,254,135
Splunk, Inc. *	119,320	17,063,953
Square, Inc., Class A *	285,885	65,762,127
SS&C Technologies Holdings, Inc.	166,412	11,029,787
Synopsys, Inc. *	113,659	27,870,323
The Trade Desk, Inc., Class A *	31,212	25,137,833
The Western Union Co.	308,502	7,163,416
Twilio, Inc., Class A *	107,327	42,166,632
Tyler Technologies, Inc. *	30,013	13,908,624
VeriSign, Inc. *	74,580	14,470,757
Visa, Inc., Class A	1,263,730	268,403,615
VMware, Inc., Class A *	60,662	8,384,095
WEX, Inc. *	32,994	6,874,300
Workday, Inc., Class A *	134,322	32,933,068
Zendesk, Inc. *	87,191	12,742,093
Zoom Video Communications, Inc., Class A *	151,755	56,697,186
Zscaler, Inc. *	54,755	11,226,418
		4,014,797,075

Technology Hardware & Equipment 7.3%
Amphenol Corp., Class A	222,357	27,945,828
Apple Inc.	11,911,394	1,444,375,636
Arista Networks, Inc. *	40,637	11,371,858
Arrow Electronics, Inc. *	56,323	5,646,944
CDW Corp.	106,784	16,753,342
Ciena Corp. *	115,765	6,039,460
Cisco Systems, Inc.	3,147,556	141,230,838
Cognex Corp.	130,223	10,755,118
Corning, Inc.	569,715	21,785,902
Dell Technologies, Inc., Class C *	174,758	14,167,631
F5 Networks, Inc. *	46,111	8,760,168
FLIR Systems, Inc.	99,131	5,293,595
Hewlett Packard Enterprise Co.	954,112	13,891,871
HP, Inc.	1,022,546	29,623,158
IPG Photonics Corp. *	26,570	6,040,689
Jabil, Inc.	101,619	4,386,892
Juniper Networks, Inc.	247,943	5,772,113
Keysight Technologies, Inc. *	138,063	19,538,676
Motorola Solutions, Inc.	126,313	22,165,405
National Instruments Corp.	98,286	4,363,898
NetApp, Inc.	165,794	10,378,704
Seagate Technology plc	167,231	12,246,326
TE Connectivity Ltd.	246,133	32,004,674

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Trimble, Inc. *	187,327	13,888,424
Ubiquiti, Inc.	5,785	1,844,952
Western Digital Corp.	226,401	15,515,260
Zebra Technologies Corp., Class A *	39,720	19,837,360
		1,925,624,722

Telecommunication Services 1.5%
AT&T, Inc.	5,311,309	148,132,408
Liberty Global plc, Class A *	106,575	2,624,409
Liberty Global plc, Class C *	269,082	6,538,693
Lumen Technologies, Inc.	739,818	9,092,363
T-Mobile US, Inc. *	434,420	52,117,368
Verizon Communications, Inc.	3,083,711	170,529,218
		389,034,459

Transportation 2.1%
Alaska Air Group, Inc. *	92,555	6,017,926
AMERCO	6,837	3,929,361
American Airlines Group, Inc. *	452,398	9,473,214
C.H. Robinson Worldwide, Inc.	100,888	9,165,675
CSX Corp.	569,480	52,135,894
Delta Air Lines, Inc. *	474,872	22,765,364
Expeditors International of Washington, Inc.	125,387	11,515,542
FedEx Corp.	180,085	45,831,632
J.B. Hunt Transport Services, Inc.	62,225	9,138,986
Kansas City Southern	70,051	14,874,629
Lyft, Inc., Class A *	184,575	10,280,828
Norfolk Southern Corp.	189,201	47,690,004
Old Dominion Freight Line, Inc.	71,806	15,421,775
Southwest Airlines Co.	438,936	25,515,350
Uber Technologies, Inc. *	1,037,962	53,714,533
Union Pacific Corp.	502,271	103,447,735
United Airlines Holdings, Inc. *	218,750	11,523,750
United Parcel Service, Inc., Class B	533,380	84,183,365
XPO Logistics, Inc. *	68,262	7,959,349
		544,584,912

Utilities 2.4%
Alliant Energy Corp.	185,222	8,549,847
Ameren Corp.	184,622	12,973,388
American Electric Power Co., Inc.	369,792	27,678,931
American Water Works Co., Inc.	135,053	19,161,320
Atmos Energy Corp.	93,229	7,888,106
Avangrid, Inc.	42,526	1,945,990
CenterPoint Energy, Inc.	407,671	7,925,124
CMS Energy Corp.	213,761	11,566,608
Consolidated Edison, Inc.	254,195	16,687,902
Dominion Energy, Inc.	608,452	41,569,441
DTE Energy Co.	143,921	16,942,380
Duke Energy Corp.	549,254	47,010,650
Edison International	282,163	15,233,980
Entergy Corp.	148,776	12,915,244
Essential Utilities, Inc.	166,658	7,009,635
Security	Number of Shares	Value ($)
Evergy, Inc.	168,445	9,033,705
Eversource Energy	255,160	20,280,117
Exelon Corp.	726,341	28,036,763
FirstEnergy Corp.	402,495	13,338,684
NextEra Energy, Inc.	1,461,020	107,355,750
NiSource, Inc.	286,032	6,178,291
NRG Energy, Inc.	181,725	6,634,780
OGE Energy Corp.	147,592	4,320,018
PG&E Corp. *	1,106,281	11,627,013
Pinnacle West Capital Corp.	83,205	5,818,526
PPL Corp.	574,999	15,059,224
Public Service Enterprise Group, Inc.	377,589	20,325,616
Sempra Energy	215,507	24,994,502
The AES Corp.	497,312	13,208,607
The Southern Co.	786,499	44,610,223
UGI Corp.	155,295	5,949,351
Vistra Corp.	361,588	6,237,393
WEC Energy Group, Inc.	234,658	18,922,821
Xcel Energy, Inc.	391,497	22,937,809
		639,927,739
Total Common Stock
(Cost $17,354,166,490)		26,456,178,114

Other Investment Companies 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	3,892,420	3,892,420

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	3,677,400	3,677,400
Total Other Investment Companies
(Cost $7,569,820)		7,569,820

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/19/21	201	38,282,460	(377,336)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $3,660,984.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 28, 2021:
	Value at 8/31/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 2/28/21	Balance of Shares Held at 2/28/21	Dividends Received
The Charles Schwab Corp.	$29,793,042	$12,168,792	($1,028,612)	$82,827	$27,265,281	$68,281,330	1,106,308	$392,662

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$26,456,178,114	$—	$—	$26,456,178,114
Other Investment Companies[1]	7,569,820	—	—	7,569,820
Liabilities
Futures Contracts[2]	(377,336)	—	—	(377,336)
Total	$26,463,370,598	$—	$—	$26,463,370,598
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2021; unaudited
Assets
Investments in affiliated issuer, at value (cost $43,710,372)		$68,281,330
Investments in unaffiliated issuers, at value (cost $17,314,348,538) including securities on loan of $3,660,984		26,391,789,204
Collateral invested for securities on loan, at value (cost $3,677,400)		3,677,400
Deposit with broker for futures contracts		3,480,000
Receivables:
Dividends		33,568,408
Income from securities on loan	+	11,028
Total assets		26,500,807,370
Liabilities
Collateral held for securities on loan		3,677,400
Payables:
Investments bought		147,972
Management fees		619,140
Variation margin on futures contracts	+	155,868
Total liabilities		4,600,380
Net Assets
Total assets		26,500,807,370
Total liabilities	–	4,600,380
Net assets		$26,496,206,990
Net Assets by Source
Capital received from investors		17,649,828,246
Total distributable earnings		8,846,378,744

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$26,496,206,990		285,400,000		$92.84

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Operations

For the period September 1, 2020 through February 28, 2021; unaudited
Investment Income
Dividends received from affiliated issuer		$392,662
Dividends received from unaffiliated issuers (net of foreign withholding tax of $23,062)		198,477,945
Securities on loan, net	+	192,874
Total investment income		199,063,481
Expenses
Management fees		3,644,203
Total expenses	–	3,644,203
Net investment income		195,419,278
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(169,217)
Net realized losses on unaffiliated issuers		(171,701,403)
Net realized gains on in-kind redemptions on affiliated issuer		252,044
Net realized gains on in-kind redemptions on unaffiliated issuers		164,796,152
Net realized gains on futures contracts	+	3,963,508
Net realized losses		(2,858,916)
Net change in unrealized appreciation (depreciation) on affiliated issuer		27,265,281
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		2,425,565,069
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,549,554)
Net change in unrealized appreciation (depreciation)	+	2,451,280,796
Net realized and unrealized gains		2,448,421,880
Increase in net assets resulting from operations		$2,643,841,158

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/20-2/28/21		9/1/19-8/31/20
Net investment income		$195,419,278	$395,962,453
Net realized gains (losses)		(2,858,916)	590,271,754
Net change in unrealized appreciation (depreciation)	+	2,451,280,796	3,242,760,704
Increase in net assets resulting from operations		2,643,841,158	4,228,994,911
Distributions to Shareholders
Total distributions		($237,604,850)	($373,490,030)

Transactions in Fund Shares
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,700,000	$1,208,841,825	51,250,000	$3,697,606,445
Shares redeemed	+	(4,200,000)	(372,366,666)	(29,450,000)	(2,085,573,441)
Net transactions in fund shares		9,500,000	$836,475,159	21,800,000	$1,612,033,004
Shares Outstanding and Net Assets
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		275,900,000	$23,253,495,523	254,100,000	$17,785,957,638
Total increase	+	9,500,000	3,242,711,467	21,800,000	5,467,537,885
End of period		285,400,000	$26,496,206,990	275,900,000	$23,253,495,523

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Financial Statements
Financial Highlights
	9/1/20– 2/28/21*	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$120.16	$84.02	$81.69	$65.55	$55.25	$51.93
Income (loss) from investment operations:
Net investment income (loss)[1]	0.31	0.69	0.95	0.68	0.75	0.59
Net realized and unrealized gains (losses)	7.94	36.18	2.30	16.17	10.17	3.30
Total from investment operations	8.25	36.87	3.25	16.85	10.92	3.89
Less distributions:
Distributions from net investment income	(0.34)	(0.73)	(0.92)	(0.71)	(0.62)	(0.57)
Net asset value at end of period	$128.07	$120.16	$84.02	$81.69	$65.55	$55.25
Total return	6.90% [2]	44.22%	4.09%	25.88%	19.89%	7.56%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3]	0.04%	0.04%	0.04%	0.05% [4]	0.07% [5]
Net investment income (loss)	0.51% [3]	0.74%	1.21%	0.93%	1.25%	1.14%
Portfolio turnover rate[6]	12% [2]	7%	14%	5%	5%	7%
Net assets, end of period (x 1,000)	$13,229,365	$12,785,385	$8,107,853	$6,886,721	$4,470,809	$2,980,475

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 100.0% of net assets

Automobiles & Components 3.1%
Tesla, Inc. *	614,113	414,833,332

Banks 0.2%
SVB Financial Group *	41,862	21,155,380

Capital Goods 2.0%
Generac Holdings, Inc. *	50,830	16,751,535
Huntington Ingalls Industries, Inc.	32,905	5,788,319
L3Harris Technologies, Inc.	170,135	30,949,258
Nordson Corp.	43,551	8,379,648
Northrop Grumman Corp.	125,581	36,626,954
Roper Technologies, Inc.	84,930	32,071,267
Teledyne Technologies, Inc. *	29,805	11,057,655
The Boeing Co. *	429,745	91,110,237
TransDigm Group, Inc. *	44,088	25,424,227
Trex Co., Inc. *	93,377	8,557,068
		266,716,168

Commercial & Professional Services 0.7%
Cintas Corp.	71,167	23,082,305
Copart, Inc. *	168,499	18,393,351
CoStar Group, Inc. *	31,939	26,310,071
Verisk Analytics, Inc.	131,724	21,582,977
		89,368,704

Consumer Durables & Apparel 0.5%
Lululemon Athletica, Inc. *	96,057	29,939,046
NVR, Inc. *	2,843	12,795,888
Peloton Interactive, Inc., Class A *	206,912	24,926,689
		67,661,623

Consumer Services 0.5%
Airbnb, Inc., Class A *	41,641	8,592,620
Chegg, Inc. *	112,691	10,878,062
Chipotle Mexican Grill, Inc. *	22,691	32,720,422
Domino's Pizza, Inc.	31,987	11,083,816
Norwegian Cruise Line Holdings Ltd. *	254,701	7,528,962
		70,803,882

Diversified Financials 1.8%
BlackRock, Inc.	114,913	79,807,078
Credit Acceptance Corp. *	9,914	3,598,980
FactSet Research Systems, Inc.	30,796	9,359,212
MarketAxess Holdings, Inc.	30,773	17,107,942
Moody's Corp.	130,845	35,967,982
Security	Number of Shares	Value ($)
MSCI, Inc.	67,155	27,837,091
S&P Global, Inc.	194,897	64,191,276
		237,869,561

Energy 0.2%
Cheniere Energy, Inc. *	185,541	12,503,608
Diamondback Energy, Inc.	128,255	8,885,506
		21,389,114

Food & Staples Retailing 0.9%
Costco Wholesale Corp.	357,347	118,281,857
US Foods Holding Corp. *	179,187	6,533,158
		124,815,015

Food, Beverage & Tobacco 0.3%
Beyond Meat, Inc. *	40,149	5,840,877
Monster Beverage Corp. *	299,402	26,269,531
Post Holdings, Inc. *	49,543	4,759,101
The Boston Beer Co., Inc., Class A *	7,437	7,650,516
		44,520,025

Health Care Equipment & Services 7.7%
ABIOMED, Inc. *	36,653	11,895,731
Align Technology, Inc. *	58,108	32,953,628
Boston Scientific Corp. *	1,159,712	44,973,631
Centene Corp. *	469,524	27,485,935
Chemed Corp.	12,946	5,763,689
Cigna Corp.	292,590	61,414,641
Danaher Corp.	512,089	112,490,591
DexCom, Inc. *	77,784	30,940,920
Edwards Lifesciences Corp. *	504,774	41,946,719
Guardant Health, Inc. *	68,891	10,139,377
Haemonetics Corp. *	41,226	5,215,089
HCA Healthcare, Inc.	213,745	36,770,552
Humana, Inc.	107,190	40,694,684
IDEXX Laboratories, Inc. *	69,084	35,935,424
Insulet Corp. *	53,417	13,840,345
Intuitive Surgical, Inc. *	95,211	70,151,465
Masimo Corp. *	41,139	10,314,781
Molina Healthcare, Inc. *	47,894	10,381,503
Penumbra, Inc. *	27,320	7,770,628
Quidel Corp. *	31,066	5,102,901
ResMed, Inc.	117,369	22,626,396
Teladoc Health, Inc. *	99,800	22,064,782
Teleflex, Inc.	37,660	14,993,199
The Cooper Cos., Inc.	39,708	15,332,450
UnitedHealth Group, Inc.	768,442	255,291,801
Veeva Systems, Inc., Class A *	109,905	30,785,490
West Pharmaceutical Services, Inc.	59,882	16,805,883
Zimmer Biomet Holdings, Inc.	167,867	27,372,393
		1,021,454,628

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Household & Personal Products 0.4%
The Estee Lauder Cos., Inc., Class A	183,548	52,469,031

Insurance 0.2%
Alleghany Corp.	11,649	7,530,263
Athene Holding Ltd., Class A *	100,670	4,589,545
Markel Corp. *	11,168	12,159,719
RenaissanceRe Holdings Ltd.	41,150	6,871,227
		31,150,754

Materials 1.6%
Berry Global Group, Inc. *	107,714	5,967,356
Linde plc	425,144	103,849,925
Martin Marietta Materials, Inc.	50,405	16,979,932
Newmont Corp.	650,676	35,383,761
Royal Gold, Inc.	53,361	5,534,069
The Sherwin-Williams Co.	66,207	45,043,270
		212,758,313

Media & Entertainment 15.6%
Alphabet, Inc., Class A *	243,417	492,167,267
Alphabet, Inc., Class C *	235,025	478,713,022
Altice USA, Inc., Class A *	197,275	6,630,413
Bumble, Inc., Class A *	40,737	2,742,007
Cable One, Inc.	4,382	8,390,873
Charter Communications, Inc., Class A *	118,198	72,505,017
Facebook, Inc., Class A *	1,946,676	501,502,671
Fox Corp., Class A	273,273	9,102,724
Fox Corp., Class B	125,295	4,000,669
Liberty Broadband Corp., Class A *	18,967	2,757,043
Liberty Broadband Corp., Class C *	171,462	25,635,284
Liberty Media Corp. - Liberty SiriusXM, Class A *	67,674	3,005,402
Liberty Media Corp. - Liberty SiriusXM, Class C *	138,912	6,128,797
Live Nation Entertainment, Inc. *	115,556	10,268,306
Match Group, Inc. *	210,678	32,202,132
Netflix, Inc. *	357,819	192,810,768
Pinterest, Inc., Class A *	413,831	33,346,502
Playtika Holding Corp. *	56,411	1,678,227
Roku, Inc. *	88,284	34,914,556
Snap, Inc., Class A *	739,950	48,585,117
Take-Two Interactive Software, Inc. *	93,350	17,219,341
Twitter, Inc. *	644,974	49,701,696
Zillow Group, Inc., Class A *	29,275	4,971,481
Zillow Group, Inc., Class C *	119,547	19,286,518
		2,058,265,833

Pharmaceuticals, Biotechnology & Life Sciences 4.5%
Alexion Pharmaceuticals, Inc. *	177,233	27,072,341
Alnylam Pharmaceuticals, Inc. *	94,104	13,936,802
Avantor, Inc. *	416,786	11,615,826
Bio-Rad Laboratories, Inc., Class A *	17,410	10,176,145
Bio-Techne Corp.	31,348	11,338,258
BioMarin Pharmaceutical, Inc. *	146,971	11,379,964
Bluebird Bio, Inc. *	53,822	1,673,864
Charles River Laboratories International, Inc. *	40,161	11,491,668
Exact Sciences Corp. *	128,792	17,531,167
Exelixis, Inc. *	251,197	5,440,927
Horizon Therapeutics plc *	178,667	16,242,617
Illumina, Inc. *	118,258	51,963,748
Incyte Corp. *	150,749	11,857,916
Security	Number of Shares	Value ($)
Ionis Pharmaceuticals, Inc. *	113,557	5,950,387
IQVIA Holdings, Inc. *	155,295	29,939,323
Mettler-Toledo International, Inc. *	19,281	21,518,560
Neurocrine Biosciences, Inc. *	75,830	8,304,143
PRA Health Sciences, Inc. *	51,973	7,661,340
Regeneron Pharmaceuticals, Inc. *	84,917	38,261,053
Sarepta Therapeutics, Inc. *	63,861	5,559,739
Seagen, Inc. *	102,215	15,445,709
Syneos Health, Inc. *	61,093	4,725,544
Thermo Fisher Scientific, Inc.	321,034	144,490,983
Vertex Pharmaceuticals, Inc. *	210,628	44,768,981
Zoetis, Inc.	384,866	59,746,598
		588,093,603

Real Estate 1.3%
American Tower Corp.	359,749	77,752,551
CBRE Group, Inc., Class A *	271,695	20,586,330
CyrusOne, Inc.	97,400	6,392,362
Equinix, Inc.	72,182	46,798,478
SBA Communications Corp.	89,983	22,957,363
		174,487,084

Retailing 11.9%
Amazon.com, Inc. *	345,342	1,068,118,632
AutoZone, Inc. *	18,764	21,764,739
Booking Holdings, Inc. *	33,175	77,248,319
Carvana Co. *	45,725	12,963,038
Dollar General Corp.	198,407	37,496,939
Dollar Tree, Inc. *	190,459	18,703,074
DoorDash, Inc., Class A *(a)	27,907	4,729,957
Etsy, Inc. *	102,131	22,496,395
Expedia Group, Inc.	110,137	17,732,057
GrubHub, Inc. *	75,080	4,810,376
O'Reilly Automotive, Inc. *	58,668	26,243,957
Pool Corp.	32,622	10,920,867
The Home Depot, Inc.	871,895	225,245,354
Ulta Beauty, Inc. *	45,534	14,676,974
Wayfair, Inc., Class A *	58,984	17,045,196
		1,580,195,874

Semiconductors & Semiconductor Equipment 4.7%
Broadcom, Inc.	327,645	153,950,556
Enphase Energy, Inc. *	102,155	17,985,409
Lam Research Corp.	116,654	66,164,982
Monolithic Power Systems, Inc.	34,370	12,872,253
NVIDIA Corp.	501,335	275,022,354
NXP Semiconductor N.V.	226,629	41,371,124
ON Semiconductor Corp. *	334,026	13,451,227
Qorvo, Inc. *	92,390	16,143,305
SolarEdge Technologies, Inc. *	41,473	12,371,811
Universal Display Corp.	34,610	7,326,591
		616,659,612

Software & Services 28.3%
Adobe, Inc. *	388,571	178,614,432
Affirm Holdings, Inc. *	19,664	1,829,932
Alteryx, Inc., Class A *	43,503	4,158,887
Anaplan, Inc. *	114,943	7,470,146
ANSYS, Inc. *	69,598	23,732,222
Aspen Technology, Inc. *	55,078	8,289,790
Autodesk, Inc. *	178,112	49,158,912
Avalara, Inc. *	68,493	10,749,291
Bill.com Holdings, Inc. *	47,985	7,918,005
Black Knight, Inc. *	126,866	9,729,354

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cadence Design Systems, Inc. *	225,983	31,883,941
Coupa Software, Inc. *	55,782	19,315,075
Crowdstrike Holdings, Inc., Class A *	152,498	32,939,568
Datadog, Inc., Class A *	156,708	14,951,510
DocuSign, Inc. *	151,088	34,245,606
Dynatrace, Inc. *	148,708	7,399,710
Elastic N.V. *	49,222	6,614,945
EPAM Systems, Inc. *	45,371	16,951,059
Fair Isaac Corp. *	23,585	10,791,317
Fiserv, Inc. *	465,597	53,715,926
Five9, Inc. *	53,608	9,930,346
FleetCor Technologies, Inc. *	67,572	18,738,391
Fortinet, Inc. *	109,166	18,432,679
Gartner, Inc. *	72,141	12,916,125
Global Payments, Inc.	242,464	48,005,447
GoDaddy, Inc., Class A *	135,676	11,006,037
HubSpot, Inc. *	34,898	17,972,470
Intuit, Inc.	212,826	83,031,936
Jack Henry & Associates, Inc.	61,844	9,180,123
Mastercard, Inc., Class A	712,547	252,134,756
Microsoft Corp.	6,122,029	1,422,637,099
MongoDB, Inc. *	40,981	15,815,797
Okta, Inc. *	98,192	25,672,298
Palantir Technologies, Inc., Class A *	298,039	7,123,132
Palo Alto Networks, Inc. *	77,134	27,637,884
Paycom Software, Inc. *	39,672	14,846,849
PayPal Holdings, Inc. *	948,931	246,579,720
Pegasystems, Inc.	32,087	4,246,714
Proofpoint, Inc. *	46,849	5,664,981
PTC, Inc. *	84,966	11,635,244
RingCentral, Inc., Class A *	64,249	24,296,402
salesforce.com, Inc. *	741,064	160,440,356
ServiceNow, Inc. *	158,029	84,302,150
Slack Technologies, Inc., Class A *	397,274	16,260,425
Snowflake, Inc., Class A *	26,298	6,825,383
Splunk, Inc. *	130,031	18,595,733
Square, Inc., Class A *	310,829	71,499,995
SS&C Technologies Holdings, Inc.	180,344	11,953,200
Synopsys, Inc. *	123,584	30,304,033
The Trade Desk, Inc., Class A *	34,007	27,388,898
Twilio, Inc., Class A *	116,626	45,820,023
Tyler Technologies, Inc. *	32,622	15,117,687
Visa, Inc., Class A	1,373,452	291,707,470
VMware, Inc., Class A *	66,141	9,141,348
WEX, Inc. *	35,833	7,465,806
Workday, Inc., Class A *	145,814	35,750,677
Zendesk, Inc. *	94,520	13,813,153
Zoom Video Communications, Inc., Class A *	165,094	61,680,769
Zscaler, Inc. *	59,789	12,258,539
		3,738,289,703

Technology Hardware & Equipment 12.4%
Apple Inc.	12,941,252	1,569,256,217
Arista Networks, Inc. *	44,121	12,346,821
Security	Number of Shares	Value ($)
Ciena Corp. *	125,071	6,524,954
Dell Technologies, Inc., Class C *	190,084	15,410,110
IPG Photonics Corp. *	29,016	6,596,788
Ubiquiti, Inc.	6,222	1,984,320
Zebra Technologies Corp., Class A *	43,210	21,580,370
		1,633,699,580

Telecommunication Services 0.4%
T-Mobile US, Inc. *	472,571	56,694,343

Transportation 0.8%
AMERCO	7,344	4,220,744
Lyft, Inc., Class A *	200,019	11,141,058
Old Dominion Freight Line, Inc.	77,917	16,734,234
Uber Technologies, Inc. *	1,128,131	58,380,779
XPO Logistics, Inc. *	74,279	8,660,932
		99,137,747
Total Common Stock
(Cost $7,902,024,854)		13,222,488,909

Other Investment Companies 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	1,611,884	1,611,884

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.03% (b)	4,034,925	4,034,925
Total Other Investment Companies
(Cost $5,646,809)		5,646,809

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 03/19/21	50	6,018,000	(319,889)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,016,913.
(b)	The rate shown is the 7-day yield.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$13,222,488,909	$—	$—	$13,222,488,909
Other Investment Companies[1]	5,646,809	—	—	5,646,809
Liabilities
Futures Contracts[2]	(319,889)	—	—	(319,889)
Total	$13,227,815,829	$—	$—	$13,227,815,829
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Assets and Liabilities

As of February 28, 2021; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $7,903,636,738) including securities on loan of $4,016,913		$13,224,100,793
Collateral invested for securities on loan, at value (cost $4,034,925)		4,034,925
Deposit with broker for futures contracts		612,000
Receivables:
Dividends		5,046,927
Variation margin on futures contracts		22,750
Income from securities on loan	+	6,704
Total assets		13,233,824,099
Liabilities
Collateral held for securities on loan		4,034,925
Payables:
Management fees	+	423,718
Total liabilities		4,458,643
Net Assets
Total assets		13,233,824,099
Total liabilities	–	4,458,643
Net assets		$13,229,365,456
Net Assets by Source
Capital received from investors		7,199,381,660
Total distributable earnings		6,029,983,796

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$13,229,365,456		103,300,000		$128.07

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Operations

For the period September 1, 2020 through February 28, 2021; unaudited
Investment Income
Dividends received from unaffiliated issuers (net of foreign withholding tax of $12,984)		$35,139,125
Securities on loan, net	+	71,070
Total investment income		35,210,195
Expenses
Management fees		2,566,191
Total expenses	–	2,566,191
Net investment income		32,644,004
Realized and Unrealized Gains (Losses)
Net realized losses on unaffiliated issuers		(48,830,959)
Net realized gains on in-kind redemptions on unaffiliated issuers		980,896,605
Net realized gains on futures contracts	+	501,356
Net realized gains		932,567,002
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(141,781,627)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,226,161)
Net change in unrealized appreciation (depreciation)	+	(143,007,788)
Net realized and unrealized gains		789,559,214
Increase in net assets resulting from operations		$822,203,218

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/20-2/28/21		9/1/19-8/31/20
Net investment income		$32,644,004	$69,665,773
Net realized gains		932,567,002	348,279,092
Net change in unrealized appreciation (depreciation)	+	(143,007,788)	3,354,382,618
Increase in net assets resulting from operations		822,203,218	3,772,327,483
Distributions to Shareholders
Total distributions		($36,006,605)	($73,115,600)

Transactions in Fund Shares
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		16,400,000	$1,884,978,065	26,950,000	$2,466,914,690
Shares redeemed	+	(19,500,000)	(2,227,194,159)	(17,050,000)	(1,488,595,100)
Net transactions in fund shares		(3,100,000)	($342,216,094)	9,900,000	$978,319,590
Shares Outstanding and Net Assets
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		106,400,000	$12,785,384,937	96,500,000	$8,107,853,464
Total increase (decrease)	+	(3,100,000)	443,980,519	9,900,000	4,677,531,473
End of period		103,300,000	$13,229,365,456	106,400,000	$12,785,384,937

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Financial Statements
Financial Highlights
	9/1/20– 2/28/21*	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$53.91	$55.14	$56.37	$50.65	$46.01	$40.89
Income (loss) from investment operations:
Net investment income (loss)[1]	0.74	1.93	1.84	1.47	1.36	1.29
Net realized and unrealized gains (losses)	8.33	(1.36)	(1.48)	5.63	4.56	5.01
Total from investment operations	9.07	0.57	0.36	7.10	5.92	6.30
Less distributions:
Distributions from net investment income	(1.03)	(1.80)	(1.59)	(1.38)	(1.28)	(1.18)
Net asset value at end of period	$61.95	$53.91	$55.14	$56.37	$50.65	$46.01
Total return	17.14% [2]	1.21%	0.70%	14.20%	13.01%	15.70%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3]	0.04%	0.04%	0.04%	0.05% [4]	0.07% [5]
Net investment income (loss)	2.60% [3]	3.59%	3.38%	2.72%	2.79%	3.00%
Portfolio turnover rate[6]	24% [2]	19%	7%	8%	7%	6%
Net assets, end of period (x 1,000)	$8,474,775	$6,846,889	$5,976,674	$4,692,419	$3,532,689	$2,491,664

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.0%
Aptiv plc *	119,221	17,864,075
Autoliv, Inc. *	34,580	3,112,200
BorgWarner, Inc.	108,016	4,860,720
Ford Motor Co. *	1,724,714	20,179,154
General Motors Co.	555,376	28,507,450
Gentex Corp.	108,253	3,829,991
Harley-Davidson, Inc.	67,810	2,418,783
Lear Corp.	24,005	3,986,990
		84,759,363

Banks 7.5%
Bank of America Corp.	3,357,610	116,542,643
BOK Financial Corp.	13,778	1,185,735
Citigroup, Inc.	918,157	60,488,183
Citizens Financial Group, Inc.	188,777	8,200,473
Comerica, Inc.	61,289	4,173,781
Commerce Bancshares, Inc.	46,284	3,426,405
Cullen/Frost Bankers, Inc.	24,719	2,580,664
East West Bancorp, Inc.	62,751	4,528,112
Fifth Third Bancorp	314,554	10,911,878
First Republic Bank	76,824	12,656,754
Huntington Bancshares, Inc.	447,678	6,867,381
JPMorgan Chase & Co.	1,344,501	197,870,212
KeyCorp	429,928	8,658,750
M&T Bank Corp.	56,442	8,519,355
New York Community Bancorp, Inc.	204,481	2,496,713
People's United Financial, Inc.	187,096	3,356,502
Regions Financial Corp.	424,318	8,753,680
Signature Bank	25,149	5,491,033
The PNC Financial Services Group, Inc.	186,764	31,443,587
Truist Financial Corp.	594,295	33,851,043
U.S. Bancorp	604,727	30,236,350
Wells Fargo & Co.	1,823,432	65,953,535
Zions Bancorp NA	72,259	3,842,011
		632,034,780

Capital Goods 8.8%
3M Co.	254,390	44,533,513
A.O. Smith Corp.	59,544	3,535,127
Acuity Brands, Inc.	16,138	1,989,815
AGCO Corp.	27,209	3,523,021
Allegion plc	40,570	4,413,205
Allison Transmission Holdings, Inc.	49,718	1,885,307
AMETEK, Inc.	101,548	11,979,618
Carlisle Cos., Inc.	23,683	3,439,956
Carrier Global Corp.	359,885	13,146,599
Caterpillar, Inc.	239,599	51,724,632
Cummins, Inc.	65,222	16,514,210
Deere & Co.	138,260	48,269,331
Donaldson Co., Inc.	55,951	3,296,073
Dover Corp.	63,672	7,848,211
Eaton Corp. plc	175,812	22,888,964
Security	Number of Shares	Value ($)
Emerson Electric Co.	263,802	22,660,592
Fastenal Co.	252,845	11,724,423
Fortive Corp.	148,682	9,786,249
Fortune Brands Home & Security, Inc.	61,144	5,083,512
General Dynamics Corp.	102,591	16,770,551
General Electric Co.	3,864,154	48,456,491
Graco, Inc.	73,952	5,128,571
HEICO Corp.	18,676	2,349,067
HEICO Corp., Class A	32,287	3,737,543
Honeywell International, Inc.	309,435	62,614,172
Howmet Aerospace, Inc. *	171,403	4,818,138
Hubbell, Inc.	23,822	4,228,643
IDEX Corp.	33,480	6,534,292
Illinois Tool Works, Inc.	127,090	25,695,056
Ingersoll Rand, Inc. *	164,343	7,615,655
Johnson Controls International plc	319,214	17,808,949
Lennox International, Inc.	15,360	4,297,267
Lincoln Electric Holdings, Inc.	26,082	3,080,545
Lockheed Martin Corp.	108,652	35,882,323
Masco Corp.	115,104	6,125,835
Nikola Corp. *(a)	61,659	1,116,028
Otis Worldwide Corp.	179,445	11,432,441
Owens Corning	47,516	3,849,746
PACCAR, Inc.	152,860	13,908,731
Parker-Hannifin Corp.	56,777	16,292,728
Pentair plc	73,737	4,124,111
Quanta Services, Inc.	61,471	5,154,343
Raytheon Technologies Corp.	669,759	48,215,951
Rockwell Automation, Inc.	51,252	12,468,587
Sensata Technologies Holding plc *	69,546	3,984,290
Snap-on, Inc.	23,872	4,848,642
Stanley Black & Decker, Inc.	70,700	12,361,188
Textron, Inc.	100,602	5,064,305
The Middleby Corp. *	24,581	3,598,904
The Toro Co.	47,379	4,774,382
Trane Technologies plc	106,031	16,248,191
United Rentals, Inc. *	31,855	9,473,040
W.W. Grainger, Inc.	19,895	7,415,066
Watsco, Inc.	14,456	3,514,254
Westinghouse Air Brake Technologies Corp.	78,833	5,709,874
Woodward, Inc.	25,782	2,944,820
Xylem, Inc.	79,498	7,914,821
		747,799,899

Commercial & Professional Services 1.1%
ADT, Inc.	66,598	506,811
Booz Allen Hamilton Holding Corp.	60,827	4,692,195
Dun & Bradstreet Holdings, Inc. *	60,603	1,324,781
Equifax, Inc.	53,561	8,670,455
IAA, Inc. *	59,489	3,487,840
IHS Markit Ltd.	164,219	14,805,985
Jacobs Engineering Group, Inc.	57,135	6,575,096
Leidos Holdings, Inc.	58,913	5,210,855
ManpowerGroup, Inc.	25,371	2,396,037
Nielsen Holdings plc	158,137	3,543,850
Republic Services, Inc.	92,822	8,269,512
Robert Half International, Inc.	50,352	3,916,882

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Rollins, Inc.	97,281	3,226,811
Stericycle, Inc. *	40,678	2,638,782
TransUnion	84,126	7,084,250
Waste Management, Inc.	171,607	19,029,500
		95,379,642

Consumer Durables & Apparel 1.9%
D.R. Horton, Inc.	146,113	11,231,706
Garmin Ltd.	65,929	8,176,515
Hanesbrands, Inc.	153,926	2,722,951
Hasbro, Inc.	56,119	5,258,912
Leggett & Platt, Inc.	58,566	2,534,151
Lennar Corp., Class A	120,732	10,017,134
Lennar Corp., Class B	7,342	485,747
Mohawk Industries, Inc. *	26,290	4,600,487
Newell Brands, Inc.	166,566	3,859,334
NIKE, Inc., Class B	553,527	74,604,369
Polaris, Inc.	25,758	3,033,262
PulteGroup, Inc.	118,211	5,332,498
Tapestry, Inc.	122,266	5,152,289
Toll Brothers, Inc.	50,310	2,687,560
Under Armour, Inc., Class A *	82,514	1,806,231
Under Armour, Inc., Class C *	85,699	1,559,722
VF Corp.	140,868	11,146,885
Whirlpool Corp.	27,603	5,246,778
		159,456,531

Consumer Services 2.9%
Aramark	111,513	4,139,363
Bright Horizons Family Solutions, Inc. *	26,806	4,279,846
Carnival Corp. *	351,553	9,404,043
Darden Restaurants, Inc.	57,515	7,898,535
DraftKings, Inc., Class A *	139,981	8,613,031
Hilton Worldwide Holdings, Inc. *	122,488	15,149,316
Las Vegas Sands Corp.	145,122	9,084,637
Marriott International, Inc., Class A *	117,290	17,367,130
McDonald's Corp.	328,576	67,732,657
MGM Resorts International	180,690	6,828,275
Royal Caribbean Cruises Ltd.	82,299	7,676,028
Service Corp. International	75,779	3,619,205
Starbucks Corp.	517,576	55,913,735
Terminix Global Holdings, Inc. *	58,311	2,624,578
Vail Resorts, Inc.	17,737	5,483,926
Wyndham Hotels & Resorts, Inc.	41,159	2,686,859
Wynn Resorts Ltd. *	45,867	6,042,060
Yum! Brands, Inc.	133,074	13,777,151
		248,320,375

Diversified Financials 7.7%
AGNC Investment Corp.	241,425	3,870,043
Ally Financial, Inc.	164,814	6,839,781
American Express Co.	287,758	38,922,147
Ameriprise Financial, Inc.	52,118	11,530,586
Annaly Capital Management, Inc.	615,466	5,114,522
Apollo Global Management, Inc.	91,678	4,534,394
Berkshire Hathaway, Inc., Class B *	858,404	206,454,746
Capital One Financial Corp.	201,909	24,267,443
Cboe Global Markets, Inc.	47,634	4,713,861
CME Group, Inc.	158,293	31,611,112
Discover Financial Services	135,268	12,724,661
Eaton Vance Corp.	50,334	3,677,905
Equitable Holdings, Inc.	176,679	5,224,398
Franklin Resources, Inc.	119,604	3,130,037
Intercontinental Exchange, Inc.	247,564	27,308,785
Invesco Ltd.	166,790	3,739,432
Security	Number of Shares	Value ($)
Jefferies Financial Group, Inc.	90,881	2,639,184
KKR & Co., Inc.	250,656	11,419,887
Morgan Stanley	631,911	48,574,998
Morningstar, Inc.	9,529	2,136,878
Nasdaq, Inc.	50,651	7,004,527
Northern Trust Corp.	92,022	8,754,053
Raymond James Financial, Inc.	53,670	6,265,436
Santander Consumer USA Holdings, Inc.	31,032	775,800
SEI Investments Co.	52,668	2,949,408
Starwood Property Trust, Inc.	125,561	2,866,558
State Street Corp.	155,466	11,313,261
Synchrony Financial	239,132	9,249,626
T. Rowe Price Group, Inc.	99,959	16,207,352
The Bank of New York Mellon Corp.	359,183	15,143,155
The Blackstone Group, Inc., Class A	297,538	20,598,556
The Carlyle Group, Inc.	52,020	1,781,685
The Charles Schwab Corp. (b)	656,668	40,529,549
The Goldman Sachs Group, Inc.	151,763	48,485,243
Voya Financial, Inc.	55,704	3,357,837
		653,716,846

Energy 4.7%
APA Corp.	166,118	3,277,508
Baker Hughes Co.	302,637	7,408,554
Cabot Oil & Gas Corp.	175,844	3,254,872
Chevron Corp.	849,146	84,914,600
ConocoPhillips	597,089	31,054,599
Continental Resources, Inc. *	26,963	651,965
Devon Energy Corp.	260,043	5,601,326
EOG Resources, Inc.	257,386	16,616,840
Exxon Mobil Corp.	1,864,997	101,399,887
Halliburton Co.	389,763	8,508,526
Hess Corp.	120,300	7,883,259
HollyFrontier Corp.	66,246	2,509,399
Kinder Morgan, Inc.	858,123	12,614,408
Marathon Oil Corp.	349,580	3,880,338
Marathon Petroleum Corp.	286,835	15,666,928
NOV, Inc.	171,037	2,582,659
Occidental Petroleum Corp.	368,882	9,815,950
ONEOK, Inc.	196,262	8,692,444
Phillips 66	192,839	16,015,279
Pioneer Natural Resources Co.	89,256	13,260,764
Schlumberger N.V.	614,256	17,143,885
Targa Resources Corp.	100,516	3,108,960
The Williams Cos., Inc.	535,206	12,224,105
Valero Energy Corp.	179,945	13,852,166
		401,939,221

Food & Staples Retailing 1.5%
Sysco Corp.	224,484	17,875,661
The Kroger Co.	341,696	11,006,028
Walgreens Boots Alliance, Inc.	316,747	15,181,684
Walmart, Inc.	611,589	79,457,643
		123,521,016

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	819,872	35,746,419
Archer-Daniels-Midland Co.	245,652	13,898,990
Brown-Forman Corp., Class A	24,676	1,643,175
Brown-Forman Corp., Class B	80,214	5,741,718
Bunge Ltd.	61,805	4,733,027
Campbell Soup Co.	89,514	4,071,097
Conagra Brands, Inc.	214,951	7,293,287
Constellation Brands, Inc., Class A	74,714	15,999,256
General Mills, Inc.	269,525	14,826,570

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hormel Foods Corp.	123,605	5,731,564
Ingredion, Inc.	29,598	2,669,740
Kellogg Co.	112,279	6,479,621
Keurig Dr Pepper, Inc.	255,110	7,785,957
Lamb Weston Holdings, Inc.	64,747	5,164,868
McCormick & Co., Inc. Non-Voting Shares	109,510	9,229,503
Molson Coors Beverage Co., Class B	83,130	3,695,129
Mondelez International, Inc., Class A	631,020	33,545,023
PepsiCo, Inc.	609,596	78,753,707
Philip Morris International, Inc.	686,897	57,713,086
The Coca-Cola Co.	1,705,893	83,571,698
The Hershey Co.	65,026	9,471,037
The J.M. Smucker Co.	50,283	5,631,696
The Kraft Heinz Co.	286,021	10,405,444
Tyson Foods, Inc., Class A	129,463	8,760,761
		432,562,373

Health Care Equipment & Services 4.9%
Abbott Laboratories	781,743	93,637,176
AmerisourceBergen Corp.	64,696	6,548,529
Anthem, Inc.	109,730	33,269,039
Baxter International, Inc.	225,579	17,525,232
Becton Dickinson & Co.	127,993	30,865,512
Cardinal Health, Inc.	129,523	6,673,025
Cerner Corp.	134,988	9,333,070
CVS Health Corp.	577,508	39,345,620
DaVita, Inc. *	32,378	3,306,765
DENTSPLY SIRONA, Inc.	96,230	5,106,926
Encompass Health Corp.	43,888	3,530,351
Henry Schein, Inc. *	63,096	3,902,488
Hill-Rom Holdings, Inc.	29,636	3,161,272
Hologic, Inc. *	113,261	8,164,985
Laboratory Corp. of America Holdings *	42,935	10,300,536
McKesson Corp.	70,842	12,009,136
Medtronic plc	593,615	69,435,146
Quest Diagnostics, Inc.	59,412	6,867,433
STERIS plc	37,602	6,572,830
Stryker Corp.	144,269	35,012,644
Universal Health Services, Inc., Class B *	34,203	4,286,662
Varian Medical Systems, Inc. *	40,258	7,056,020
		415,910,397

Household & Personal Products 2.4%
Church & Dwight Co., Inc.	109,387	8,614,226
Colgate-Palmolive Co.	377,893	28,417,554
Herbalife Nutrition Ltd. *	43,019	1,934,995
Kimberly-Clark Corp.	149,875	19,233,459
Reynolds Consumer Products, Inc.	23,578	650,988
The Clorox Co.	55,704	10,085,209
The Procter & Gamble Co.	1,093,896	135,128,973
		204,065,404

Insurance 3.5%
Aflac, Inc.	288,295	13,806,448
American Financial Group, Inc.	30,862	3,292,975
American International Group, Inc.	380,230	16,711,109
Aon plc, Class A	100,824	22,958,633
Arch Capital Group Ltd. *	178,799	6,404,580
Arthur J. Gallagher & Co.	84,924	10,173,895
Assurant, Inc.	25,996	3,203,227
Brown & Brown, Inc.	104,190	4,782,321
Chubb Ltd.	198,998	32,353,095
Cincinnati Financial Corp.	65,870	6,446,697
CNA Financial Corp.	12,158	517,201
Erie Indemnity Co., Class A	10,997	2,662,374
Security	Number of Shares	Value ($)
Everest Re Group Ltd.	17,686	4,276,652
Fidelity National Financial, Inc.	129,851	4,970,696
Globe Life, Inc.	42,658	3,984,257
Lincoln National Corp.	80,295	4,566,377
Loews Corp.	103,402	4,943,650
Marsh & McLennan Cos., Inc.	223,776	25,783,471
MetLife, Inc.	337,249	19,425,542
Old Republic International Corp.	125,516	2,426,224
Principal Financial Group, Inc.	112,535	6,367,230
Prudential Financial, Inc.	174,760	15,155,187
Reinsurance Group of America, Inc.	29,958	3,661,766
The Allstate Corp.	134,038	14,288,451
The Hartford Financial Services Group, Inc.	157,712	7,994,421
The Progressive Corp.	258,185	22,191,001
The Travelers Cos., Inc.	111,704	16,252,932
W.R. Berkley Corp.	61,904	4,291,804
Willis Towers Watson plc	56,768	12,525,292
		296,417,508

Materials 3.6%
Air Products and Chemicals, Inc.	97,520	24,928,062
Albemarle Corp.	50,838	7,992,242
Amcor plc	690,410	7,553,085
AptarGroup, Inc.	28,633	3,724,294
Ashland Global Holdings, Inc.	24,001	2,018,964
Avery Dennison Corp.	36,713	6,432,485
Axalta Coating Systems Ltd. *	91,635	2,505,301
Ball Corp.	144,371	12,327,840
Celanese Corp.	51,550	7,160,811
CF Industries Holdings, Inc.	94,490	4,278,507
Corteva, Inc.	328,779	14,844,372
Crown Holdings, Inc. *	59,229	5,659,923
Dow, Inc.	326,806	19,382,864
DuPont de Nemours, Inc.	237,618	16,709,298
Eastman Chemical Co.	59,600	6,511,896
Ecolab, Inc.	109,465	22,917,592
FMC Corp.	57,406	5,837,616
Freeport-McMoRan, Inc. *	640,909	21,733,224
Huntsman Corp.	87,516	2,389,187
International Flavors & Fragrances, Inc.	109,659	14,859,891
International Paper Co.	172,913	8,585,131
LyondellBasell Industries N.V., Class A	113,452	11,695,767
NewMarket Corp.	3,185	1,207,051
Nucor Corp.	133,400	7,979,988
Packaging Corp. of America	41,800	5,518,436
PPG Industries, Inc.	104,132	14,039,076
Reliance Steel & Aluminum Co.	27,944	3,694,197
RPM International, Inc.	57,224	4,557,319
Sealed Air Corp.	68,623	2,875,304
Sonoco Products Co.	44,590	2,656,226
Steel Dynamics, Inc.	88,407	3,675,963
The Mosaic Co.	152,721	4,489,997
The Scotts Miracle-Gro Co.	17,880	3,811,122
Vulcan Materials Co.	58,541	9,775,762
Westlake Chemical Corp.	15,217	1,302,423
Westrock Co.	116,279	5,068,602
		300,699,818

Media & Entertainment 4.4%
Activision Blizzard, Inc.	340,925	32,595,839
Comcast Corp., Class A	2,013,818	106,168,485
Discovery, Inc., Class A *	70,643	3,746,198
Discovery, Inc., Class C *	130,116	5,855,220
DISH Network Corp., Class A *	109,045	3,436,008
Electronic Arts, Inc.	127,791	17,120,160
IAC/InterActiveCorp *	35,154	8,606,754

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Liberty Media Corp. - Liberty Formula One, Class A *	11,351	440,078
Liberty Media Corp. - Liberty Formula One, Class C *	90,029	3,952,273
News Corp., Class A	172,004	4,033,494
News Corp., Class B	53,881	1,234,953
Omnicom Group, Inc.	94,644	6,504,882
Sirius XM Holdings, Inc.	529,050	3,094,943
The Interpublic Group of Cos., Inc.	171,973	4,491,935
The Walt Disney Co. *	798,542	150,956,380
ViacomCBS, Inc., Class B	253,600	16,354,664
Zynga, Inc., Class A *	444,749	4,958,951
		373,551,217

Pharmaceuticals, Biotechnology & Life Sciences 9.0%
AbbVie, Inc.	778,667	83,893,583
Agilent Technologies, Inc.	134,843	16,460,285
Amgen, Inc.	256,774	57,753,608
Biogen, Inc. *	67,941	18,539,740
Bristol-Myers Squibb Co.	996,654	61,124,790
Catalent, Inc. *	72,627	8,258,416
Elanco Animal Health, Inc. *	208,780	6,860,511
Eli Lilly and Co.	350,192	71,750,839
Gilead Sciences, Inc.	553,096	33,960,094
Jazz Pharmaceuticals plc *	24,661	4,144,034
Johnson & Johnson	1,161,139	183,994,086
Merck & Co., Inc.	1,115,888	81,035,787
Moderna, Inc. *	132,545	20,519,291
Novavax, Inc. *	25,864	5,980,533
PerkinElmer, Inc.	49,471	6,237,798
Perrigo Co., plc	60,372	2,436,614
Pfizer, Inc.	2,451,421	82,098,089
PPD, Inc. *	47,291	1,658,023
Royalty Pharma plc, Class A	37,462	1,744,605
Viatris, Inc. *	533,515	7,922,698
Waters Corp. *	27,361	7,493,631
		763,867,055

Real Estate 4.0%
Alexandria Real Estate Equities, Inc.	54,522	8,706,618
American Campus Communities, Inc.	60,796	2,490,204
American Homes 4 Rent, Class A	117,900	3,671,406
Americold Realty Trust	90,667	3,176,972
Apartment Income REIT Corp.	65,246	2,667,256
Apartment Investment & Management Co., Class A	65,200	310,352
AvalonBay Communities, Inc.	61,463	10,802,122
Boston Properties, Inc.	62,296	6,175,402
Camden Property Trust	43,022	4,480,741
Crown Castle International Corp.	190,163	29,617,887
CubeSmart	86,679	3,203,656
Digital Realty Trust, Inc.	123,475	16,635,787
Douglas Emmett, Inc.	72,742	2,382,301
Duke Realty Corp.	164,101	6,440,964
Equity LifeStyle Properties, Inc.	74,949	4,620,606
Equity Residential	151,317	9,897,645
Essex Property Trust, Inc.	28,692	7,310,435
Extra Space Storage, Inc.	57,086	7,175,710
Federal Realty Investment Trust	30,319	3,067,373
Gaming & Leisure Properties, Inc.	95,658	4,247,215
Healthcare Trust of America, Inc., Class A	96,891	2,631,560
Healthpeak Properties, Inc.	237,128	6,898,054
Host Hotels & Resorts, Inc.	311,685	5,170,854
Invitation Homes, Inc.	247,005	7,197,726
Iron Mountain, Inc.	127,367	4,431,098
Jones Lang LaSalle, Inc. *	22,567	3,926,207
Security	Number of Shares	Value ($)
Kilroy Realty Corp.	45,940	2,915,352
Kimco Realty Corp.	191,198	3,504,659
Lamar Advertising Co., Class A	38,346	3,320,380
Medical Properties Trust, Inc.	250,890	5,416,715
Mid-America Apartment Communities, Inc.	50,348	6,783,386
National Retail Properties, Inc.	76,294	3,344,729
Omega Healthcare Investors, Inc.	100,061	3,716,266
Prologis, Inc.	326,215	32,318,120
Public Storage	67,116	15,701,117
Realty Income Corp.	154,572	9,314,509
Regency Centers Corp.	69,826	3,825,068
Simon Property Group, Inc.	144,688	16,338,169
STORE Capital Corp.	103,646	3,465,922
Sun Communities, Inc.	47,449	7,209,876
UDR, Inc.	130,098	5,356,135
Ventas, Inc.	165,113	8,734,478
VEREIT, Inc.	96,245	3,753,555
VICI Properties, Inc.	237,030	6,755,355
Vornado Realty Trust	69,603	2,988,753
Welltower, Inc.	183,976	12,491,970
Weyerhaeuser Co.	329,253	11,151,799
WP Carey, Inc.	77,524	5,313,495
		341,055,959

Retailing 2.7%
Advance Auto Parts, Inc.	29,994	4,809,538
Best Buy Co., Inc.	101,574	10,192,951
Burlington Stores, Inc. *	29,188	7,554,438
CarMax, Inc. *	72,364	8,648,222
eBay, Inc.	288,743	16,290,880
Genuine Parts Co.	63,604	6,700,681
L Brands, Inc. *	102,983	5,629,051
LKQ Corp. *	123,750	4,874,513
Lowe's Cos., Inc.	323,173	51,626,887
Ross Stores, Inc.	156,948	18,306,415
Target Corp.	220,885	40,519,144
The Gap, Inc. *	91,303	2,278,010
The TJX Cos., Inc.	529,651	34,951,669
Tractor Supply Co.	51,354	8,163,232
Williams-Sonoma, Inc.	33,781	4,435,107
		224,980,738

Semiconductors & Semiconductor Equipment 6.1%
Advanced Micro Devices, Inc. *	530,613	44,842,105
Analog Devices, Inc.	162,930	25,387,752
Applied Materials, Inc.	402,975	47,627,615
Entegris, Inc.	59,327	6,241,794
First Solar, Inc. *	37,451	3,034,280
Intel Corp.	1,807,430	109,855,595
KLA Corp.	68,147	21,209,391
Marvell Technology Group Ltd.	295,506	14,267,030
Maxim Integrated Products, Inc.	117,752	10,970,954
Microchip Technology, Inc.	114,812	17,523,755
Micron Technology, Inc. *	491,134	44,953,495
QUALCOMM, Inc.	498,821	67,934,432
Skyworks Solutions, Inc.	73,302	13,034,562
Teradyne, Inc.	73,339	9,432,129
Texas Instruments, Inc.	404,896	69,751,434
Xilinx, Inc.	108,082	14,083,084
		520,149,407

Software & Services 4.0%
Accenture plc, Class A	279,466	70,118,019
Akamai Technologies, Inc. *	71,640	6,769,980
Automatic Data Processing, Inc.	189,232	32,930,153

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Broadridge Financial Solutions, Inc.	50,955	7,260,578
CDK Global, Inc.	53,904	2,702,746
Ceridian HCM Holding, Inc. *	57,353	5,142,270
Citrix Systems, Inc.	54,277	7,250,322
Cognizant Technology Solutions Corp., Class A	236,054	17,345,248
Concentrix Corp. *	18,064	2,231,085
DXC Technology Co.	112,555	2,838,637
Euronet Worldwide, Inc. *	22,972	3,452,921
Fidelity National Information Services, Inc.	273,767	37,779,846
Genpact Ltd.	77,390	3,129,652
Guidewire Software, Inc. *	37,108	4,118,617
International Business Machines Corp.	392,948	46,733,306
NortonLifeLock, Inc.	260,808	5,088,364
Nuance Communications, Inc. *	124,962	5,573,305
Oracle Corp.	836,706	53,975,904
Paychex, Inc.	141,163	12,855,714
The Western Union Co.	181,807	4,221,558
VeriSign, Inc. *	44,254	8,586,604
		340,104,829

Technology Hardware & Equipment 2.9%
Amphenol Corp., Class A	132,117	16,604,465
Arrow Electronics, Inc. *	33,124	3,321,012
CDW Corp.	63,013	9,886,110
Cisco Systems, Inc.	1,863,792	83,628,347
Cognex Corp.	77,053	6,363,807
Corning, Inc.	337,261	12,896,861
F5 Networks, Inc. *	27,182	5,164,036
FLIR Systems, Inc.	57,817	3,087,428
Hewlett Packard Enterprise Co.	566,797	8,252,564
HP, Inc.	606,280	17,563,932
Jabil, Inc.	59,638	2,574,573
Juniper Networks, Inc.	145,340	3,383,515
Keysight Technologies, Inc. *	81,839	11,581,855
Motorola Solutions, Inc.	74,811	13,127,834
National Instruments Corp.	57,538	2,554,687
NetApp, Inc.	98,571	6,170,545
Seagate Technology plc	98,308	7,199,095
TE Connectivity Ltd.	145,703	18,945,761
Trimble, Inc. *	110,170	8,168,004
Western Digital Corp.	134,163	9,194,190
		249,668,621

Telecommunication Services 2.4%
AT&T, Inc.	3,142,617	87,647,588
Liberty Global plc, Class A *	63,117	1,554,256
Liberty Global plc, Class C *	159,663	3,879,811
Lumen Technologies, Inc.	436,330	5,362,496
Verizon Communications, Inc.	1,825,487	100,949,431
		199,393,582

Transportation 3.2%
Alaska Air Group, Inc. *	54,588	3,549,312
American Airlines Group, Inc. *	270,334	5,660,794
C.H. Robinson Worldwide, Inc.	60,016	5,452,454
CSX Corp.	337,097	30,861,230
Delta Air Lines, Inc. *	281,435	13,491,994
Expeditors International of Washington, Inc.	74,642	6,855,121
FedEx Corp.	106,551	27,117,229
J.B. Hunt Transport Services, Inc.	36,714	5,392,185
Kansas City Southern	41,225	8,753,716
Norfolk Southern Corp.	111,947	28,217,361
Southwest Airlines Co.	260,031	15,115,602
Union Pacific Corp.	297,285	61,228,819
Security	Number of Shares	Value ($)
United Airlines Holdings, Inc. *	129,365	6,814,948
United Parcel Service, Inc., Class B	315,466	49,789,999
		268,300,764

Utilities 4.5%
Alliant Energy Corp.	109,667	5,062,229
Ameren Corp.	109,131	7,668,635
American Electric Power Co., Inc.	218,749	16,373,363
American Water Works Co., Inc.	79,900	11,336,212
Atmos Energy Corp.	55,719	4,714,385
Avangrid, Inc.	24,419	1,117,413
CenterPoint Energy, Inc.	240,594	4,677,147
CMS Energy Corp.	125,933	6,814,235
Consolidated Edison, Inc.	150,605	9,887,218
Dominion Energy, Inc.	359,995	24,594,858
DTE Energy Co.	85,226	10,032,805
Duke Energy Corp.	324,536	27,777,036
Edison International	166,897	9,010,769
Entergy Corp.	88,106	7,648,482
Essential Utilities, Inc.	98,159	4,128,567
Evergy, Inc.	99,824	5,353,561
Eversource Energy	151,512	12,042,174
Exelon Corp.	430,943	16,634,400
FirstEnergy Corp.	239,984	7,953,070
NextEra Energy, Inc.	864,010	63,487,455
NiSource, Inc.	169,185	3,654,396
NRG Energy, Inc.	108,305	3,954,216
OGE Energy Corp.	87,729	2,567,828
PG&E Corp. *	656,068	6,895,275
Pinnacle West Capital Corp.	49,910	3,490,206
PPL Corp.	339,582	8,893,653
Public Service Enterprise Group, Inc.	222,872	11,997,200
Sempra Energy	127,302	14,764,486
The AES Corp.	294,156	7,812,783
The Southern Co.	465,881	26,424,770
UGI Corp.	92,334	3,537,315
Vistra Corp.	216,659	3,737,368
WEC Energy Group, Inc.	138,997	11,208,718
Xcel Energy, Inc.	232,054	13,596,044
		378,848,272
Total Common Stock
(Cost $6,959,012,345)		8,456,503,617

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	8,045,537	8,045,537

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	882,900	882,900
Total Other Investment Companies
(Cost $8,928,437)		8,928,437

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 03/19/21	253	17,866,860	174,714
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $789,160.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 28, 2021:
	Value at 8/31/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 2/28/21	Balance of Shares Held at 2/28/21	Dividends Received
The Charles Schwab Corp.	$21,879,658	$9,516,692	($6,179,622)	($862,048)	$16,174,869	$40,529,549	656,668	$228,936

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,456,503,617	$—	$—	$8,456,503,617
Other Investment Companies[1]	8,928,437	—	—	8,928,437
Futures Contracts[2]	174,714	—	—	174,714
Total	$8,465,606,768	$—	$—	$8,465,606,768
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Assets and Liabilities

As of February 28, 2021; unaudited
Assets
Investments in affiliated issuer, at value (cost $28,627,286)		$40,529,549
Investments in unaffiliated issuers, at value (cost $6,938,430,596) including securities on loan of $789,160		8,424,019,605
Collateral invested for securities on loan, at value (cost $882,900)		882,900
Deposit with broker for futures contracts		1,494,600
Receivables:
Investments sold		3,062,911
Dividends		17,183,443
Fund shares sold		6,195,012
Income from securities on loan	+	3,239
Total assets		8,493,371,259
Liabilities
Collateral held for securities on loan		882,900
Payables:
Investments bought		7,920,347
Management fees		260,184
Fund shares redeemed		9,292,517
Variation margin on futures contracts	+	240,365
Total liabilities		18,596,313
Net Assets
Total assets		8,493,371,259
Total liabilities	–	18,596,313
Net assets		$8,474,774,946
Net Assets by Source
Capital received from investors		7,387,996,235
Total distributable earnings		1,086,778,711

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,474,774,946		136,800,000		$61.95

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Operations

For the period September 1, 2020 through February 28, 2021; unaudited
Investment Income
Dividends received from affiliated issuer		$228,936
Dividends received from unaffiliated issuers (net of foreign withholding tax of $8,551)		98,586,157
Securities on loan, net	+	79,173
Total investment income		98,894,266
Expenses
Management fees		1,498,069
Total expenses	–	1,498,069
Net investment income		97,396,197
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(1,012,993)
Net realized losses on unaffiliated issuers		(245,627,893)
Net realized gains on in-kind redemptions on affiliated issuer		150,945
Net realized gains on in-kind redemptions on unaffiliated issuers		49,585,699
Net realized gains on futures contracts	+	906,030
Net realized losses		(195,998,212)
Net change in unrealized appreciation (depreciation) on affiliated issuer		16,174,869
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		1,280,831,123
Net change in unrealized appreciation (depreciation) on futures contracts	+	(66,378)
Net change in unrealized appreciation (depreciation)	+	1,296,939,614
Net realized and unrealized gains		1,100,941,402
Increase in net assets resulting from operations		$1,198,337,599

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/20-2/28/21		9/1/19-8/31/20
Net investment income		$97,396,197	$232,152,597
Net realized losses		(195,998,212)	(26,080,614)
Net change in unrealized appreciation (depreciation)	+	1,296,939,614	(166,346,101)
Increase in net assets resulting from operations		1,198,337,599	39,725,882
Distributions to Shareholders
Total distributions		($132,907,570)	($214,669,300)

Transactions in Fund Shares
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,300,000	$817,400,271	36,350,000	$1,946,459,147
Shares redeemed	+	(4,500,000)	(254,944,674)	(17,750,000)	(901,300,371)
Net transactions in fund shares		9,800,000	$562,455,597	18,600,000	$1,045,158,776
Shares Outstanding and Net Assets
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		127,000,000	$6,846,889,320	108,400,000	$5,976,673,962
Total increase	+	9,800,000	1,627,885,626	18,600,000	870,215,358
End of period		136,800,000	$8,474,774,946	127,000,000	$6,846,889,320

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Financial Statements
Financial Highlights
	9/1/20– 2/28/21*	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$57.45	$55.72	$58.44	$48.77	$43.67	$40.70
Income (loss) from investment operations:
Net investment income (loss)[1]	0.59	0.87	0.84	0.76	0.71	0.74
Net realized and unrealized gains (losses)	15.28	1.76	(2.76)	9.59	5.09	2.84
Total from investment operations	15.87	2.63	(1.92)	10.35	5.80	3.58
Less distributions:
Distributions from net investment income	(0.53)	(0.90)	(0.80)	(0.68)	(0.70)	(0.61)
Net asset value at end of period	$72.79	$57.45	$55.72	$58.44	$48.77	$43.67
Total return	27.80% [2]	4.90%	(3.24%)	21.36%	13.38%	8.94%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3]	0.04%	0.04% [4]	0.05%	0.06% [5]	0.07%
Net investment income (loss)	1.83% [3]	1.61%	1.52%	1.42%	1.54%	1.83%
Portfolio turnover rate[6]	22% [2]	19%	19%	13%	17%	21%
Net assets, end of period (x 1,000)	$8,636,874	$6,678,167	$6,254,639	$5,358,783	$3,555,096	$2,532,590

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
5
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.2%
Autoliv, Inc. *	166,849	15,016,410
BorgWarner, Inc.	519,175	23,362,875
Gentex Corp.	520,339	18,409,594
Harley-Davidson, Inc.	325,334	11,604,664
Lear Corp.	116,001	19,266,606
Thor Industries, Inc.	117,563	13,761,925
		101,422,074

Banks 3.9%
Bank OZK	256,603	10,577,176
BOK Financial Corp.	65,472	5,634,520
Comerica, Inc.	295,395	20,116,400
Commerce Bancshares, Inc.	223,889	16,574,503
Cullen/Frost Bankers, Inc.	118,659	12,388,000
East West Bancorp, Inc.	300,637	21,693,966
Essent Group Ltd.	238,626	9,838,550
First Citizens BancShares, Inc., Class A	15,326	11,308,902
First Horizon Corp.	1,178,419	19,090,388
Huntington Bancshares, Inc.	2,160,315	33,139,232
MGIC Investment Corp.	718,677	8,753,486
New York Community Bancorp, Inc.	984,641	12,022,467
People's United Financial, Inc.	901,038	16,164,622
Pinnacle Financial Partners, Inc.	160,881	13,058,711
Popular, Inc.	178,853	11,950,957
Prosperity Bancshares, Inc.	196,588	14,443,320
Radian Group, Inc.	406,613	8,294,905
Signature Bank	121,177	26,457,786
Synovus Financial Corp.	313,924	13,282,124
TCF Financial Corp.	323,855	14,515,181
TFS Financial Corp.	101,546	1,983,193
Western Alliance Bancorp	214,118	19,593,938
Zions Bancorp NA	348,355	18,522,035
		339,404,362

Capital Goods 11.4%
A.O. Smith Corp.	287,561	17,072,497
Acuity Brands, Inc.	78,171	9,638,484
AECOM *	320,121	18,531,805
AGCO Corp.	130,391	16,883,027
Air Lease Corp.	227,002	10,410,312
Allegion plc	195,418	21,257,570
Allison Transmission Holdings, Inc.	239,129	9,067,772
Armstrong World Industries, Inc.	101,578	8,693,045
Array Technologies, Inc. *	167,106	6,196,290
Axon Enterprise, Inc. *	134,931	22,329,731
AZEK Co., Inc. *	265,973	11,732,069
BWX Technologies, Inc.	202,188	11,728,926
Carlisle Cos., Inc.	113,350	16,464,087
Colfax Corp. *	214,162	9,498,085
Crane Co.	104,968	8,802,616
Curtiss-Wright Corp.	88,091	9,733,175
Donaldson Co., Inc.	268,017	15,788,881
Security	Number of Shares	Value ($)
EMCOR Group, Inc.	116,550	11,348,474
Flowserve Corp.	276,475	10,229,575
Fortune Brands Home & Security, Inc.	294,964	24,523,307
Generac Holdings, Inc. *	133,421	43,970,225
Graco, Inc.	355,680	24,666,408
Hexcel Corp. *	177,307	9,532,024
Howmet Aerospace, Inc. *	828,580	23,291,384
Hubbell, Inc.	115,143	20,439,034
Huntington Ingalls Industries, Inc.	85,987	15,125,973
IDEX Corp.	160,734	31,370,455
ITT, Inc.	183,371	15,216,126
Lennox International, Inc.	73,974	20,695,706
Lincoln Electric Holdings, Inc.	126,213	14,907,017
MasTec, Inc. *	119,153	10,336,523
Mercury Systems, Inc. *	118,865	7,769,016
MSC Industrial Direct Co., Inc., Class A	97,337	8,383,636
Nordson Corp.	114,589	22,048,069
nVent Electric plc	360,999	9,479,834
Oshkosh Corp.	144,787	15,347,422
Owens Corning	229,787	18,617,343
Pentair plc	353,157	19,752,071
Plug Power, Inc. *	1,055,784	51,078,830
Quanta Services, Inc.	294,836	24,721,999
Regal Beloit Corp.	86,147	11,773,710
Sensata Technologies Holding plc *	333,970	19,133,141
SiteOne Landscape Supply, Inc. *	93,909	14,885,516
Snap-on, Inc.	115,104	23,378,773
Sunrun, Inc. *	331,321	20,734,068
Teledyne Technologies, Inc. *	78,308	29,052,268
Textron, Inc.	485,953	24,462,874
The Middleby Corp. *	118,068	17,286,336
The Timken Co.	143,941	11,277,777
The Toro Co.	227,785	22,953,894
United Rentals, Inc. *	153,157	45,545,829
Vertiv Holdings Co.	489,004	10,234,854
Watsco, Inc.	69,685	16,940,423
Westinghouse Air Brake Technologies Corp.	379,841	27,511,884
Woodward, Inc.	123,980	14,160,996
		986,011,166

Commercial & Professional Services 3.0%
ADT, Inc.	322,822	2,456,675
ASGN, Inc. *	112,276	10,438,300
Booz Allen Hamilton Holding Corp.	292,793	22,586,052
CACI International, Inc., Class A *	53,525	11,847,223
Clean Harbors, Inc. *	107,878	9,185,812
CoreLogic, Inc.	165,070	13,974,826
Dun & Bradstreet Holdings, Inc. *	288,273	6,301,648
IAA, Inc. *	285,536	16,740,976
Jacobs Engineering Group, Inc.	275,220	31,672,318
Leidos Holdings, Inc.	284,050	25,124,222
ManpowerGroup, Inc.	122,101	11,531,218
MSA Safety, Inc.	76,885	12,377,716
Nielsen Holdings plc	758,059	16,988,102
Robert Half International, Inc.	242,025	18,827,125
Science Applications International Corp.	123,582	10,644,118

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Stericycle, Inc. *	194,311	12,604,955
Tetra Tech, Inc.	114,202	15,802,131
TriNet Group, Inc. *	84,805	6,807,297
		255,910,714

Consumer Durables & Apparel 3.9%
Brunswick Corp.	166,352	14,700,526
Carter's, Inc.	92,662	7,734,497
Columbia Sportswear Co.	64,506	6,648,634
Deckers Outdoor Corp. *	59,635	19,447,570
Hanesbrands, Inc.	739,743	13,086,054
Hasbro, Inc.	270,585	25,356,520
Helen of Troy Ltd. *	53,808	11,665,574
Leggett & Platt, Inc.	281,238	12,169,168
Mattel, Inc. *	738,992	14,927,638
Mohawk Industries, Inc. *	126,984	22,220,930
Newell Brands, Inc.	801,867	18,579,258
Polaris, Inc.	123,152	14,502,380
PulteGroup, Inc.	569,295	25,680,898
PVH Corp.	150,967	15,090,661
Ralph Lauren Corp.	102,416	11,990,865
Skechers U.S.A., Inc., Class A *	287,860	10,535,676
Tapestry, Inc.	589,036	24,821,977
Toll Brothers, Inc.	243,606	13,013,433
TopBuild Corp. *	70,131	13,353,644
Under Armour, Inc., Class A *	400,142	8,759,108
Under Armour, Inc., Class C *	413,055	7,517,601
Whirlpool Corp.	132,809	25,244,335
		337,046,947

Consumer Services 5.1%
Airbnb, Inc., Class A *	109,203	22,534,039
Aramark	537,479	19,951,221
Bright Horizons Family Solutions, Inc. *	128,599	20,532,116
Caesars Entertainment, Inc. *	442,207	41,319,822
Carnival Corp. *	1,693,907	45,312,012
Chegg, Inc. *	295,468	28,521,526
Choice Hotels International, Inc.	61,183	6,416,261
Churchill Downs, Inc.	75,401	17,389,733
Grand Canyon Education, Inc. *	99,448	10,411,211
Marriott Vacations Worldwide Corp. *	87,191	14,797,185
MGM Resorts International	870,456	32,894,532
Penn National Gaming, Inc. *	313,289	36,272,601
Planet Fitness, Inc., Class A *	173,725	14,955,985
Service Corp. International	366,828	17,519,705
Terminix Global Holdings, Inc. *	280,393	12,620,489
Texas Roadhouse, Inc.	138,635	12,599,149
The Wendy's Co.	380,522	7,774,065
Vail Resorts, Inc.	85,330	26,382,329
Wingstop, Inc.	63,030	8,581,535
Wyndham Hotels & Resorts, Inc.	197,769	12,910,360
Wynn Resorts Ltd. *	220,988	29,110,749
		438,806,625

Diversified Financials 4.8%
Affiliated Managers Group, Inc.	96,313	13,480,931
AGNC Investment Corp.	1,157,489	18,554,549
Ally Financial, Inc.	793,743	32,940,334
Annaly Capital Management, Inc.	2,968,657	24,669,540
Apollo Global Management, Inc.	442,121	21,867,305
Ares Management Corp., Class A	201,472	10,472,514
Blackstone Mortgage Trust, Inc., Class A	310,794	9,075,185
Cboe Global Markets, Inc.	229,407	22,702,117
Credit Acceptance Corp. *	25,903	9,403,307
Equitable Holdings, Inc.	849,798	25,128,527
Security	Number of Shares	Value ($)
FactSet Research Systems, Inc.	80,668	24,515,812
Invesco Ltd.	799,773	17,930,911
Janus Henderson Group plc	364,067	10,641,678
Jefferies Financial Group, Inc.	439,190	12,754,078
Lazard Ltd., Class A	239,349	9,260,413
LPL Financial Holdings, Inc.	168,357	22,145,680
Morningstar, Inc.	45,458	10,193,956
New Residential Investment Corp.	882,276	9,069,797
OneMain Holdings, Inc.	176,669	8,287,543
Raymond James Financial, Inc.	258,765	30,208,226
Santander Consumer USA Holdings, Inc.	148,958	3,723,950
SEI Investments Co.	254,816	14,269,696
Starwood Property Trust, Inc.	604,073	13,790,986
The Carlyle Group, Inc.	247,125	8,464,031
Tradeweb Markets, Inc., Class A	193,629	14,094,255
Voya Financial, Inc.	268,115	16,161,972
		413,807,293

Energy 1.8%
Antero Midstream Corp.	605,410	5,339,716
APA Corp.	801,460	15,812,806
Cabot Oil & Gas Corp.	846,203	15,663,218
Continental Resources, Inc. *	132,634	3,207,090
Devon Energy Corp.	1,256,138	27,057,212
Diamondback Energy, Inc.	335,404	23,236,789
Equitrans Midstream Corp.	865,261	6,255,837
HollyFrontier Corp.	316,404	11,985,384
Marathon Oil Corp.	1,675,963	18,603,189
NOV, Inc.	824,211	12,445,586
Targa Resources Corp.	486,214	15,038,599
		154,645,426

Food & Staples Retailing 0.7%
Albertsons Cos., Inc., Class A (a)	99,224	1,604,452
BJ's Wholesale Club Holdings, Inc. *	291,376	11,707,488
Casey's General Stores, Inc.	78,457	15,845,176
Performance Food Group Co. *	283,525	15,378,396
US Foods Holding Corp. *	468,961	17,098,318
		61,633,830

Food, Beverage & Tobacco 1.9%
Beyond Meat, Inc. *	105,106	15,290,821
Bunge Ltd.	296,525	22,707,884
Darling Ingredients, Inc. *	344,134	21,694,207
Flowers Foods, Inc.	417,564	9,082,017
Ingredion, Inc.	142,164	12,823,193
Lamb Weston Holdings, Inc.	310,721	24,786,214
Lancaster Colony Corp.	41,607	7,267,495
Molson Coors Beverage Co., Class B	399,523	17,758,797
Pilgrim's Pride Corp. *	103,104	2,308,499
Post Holdings, Inc. *	130,031	12,490,778
Seaboard Corp.	538	1,782,469
The Boston Beer Co., Inc., Class A *	19,408	19,965,204
		167,957,578

Health Care Equipment & Services 5.8%
1Life Healthcare, Inc. *	160,667	7,633,289
ABIOMED, Inc. *	95,950	31,140,572
Amedisys, Inc. *	69,675	17,672,367
American Well Corp., Class A *	119,210	2,917,069
Chemed Corp.	33,876	15,081,934
DaVita, Inc. *	156,963	16,030,631
DENTSPLY SIRONA, Inc.	464,075	24,628,460
Encompass Health Corp.	211,150	16,984,906

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Envista Holdings Corp. *	338,976	13,064,135
Guardant Health, Inc. *	180,431	26,555,835
Haemonetics Corp. *	107,768	13,632,652
HealthEquity, Inc. *	173,664	14,301,230
Henry Schein, Inc. *	303,182	18,751,807
Hill-Rom Holdings, Inc.	141,876	15,133,913
ICU Medical, Inc. *	41,411	8,592,783
Insulet Corp. *	139,983	36,269,595
Integra LifeSciences Holdings Corp. *	150,251	10,268,153
iRhythm Technologies, Inc. *	61,256	9,856,090
LHC Group, Inc. *	67,052	12,184,019
Masimo Corp. *	107,547	26,965,259
Molina Healthcare, Inc. *	125,911	27,292,468
Multiplan Corp. *	554,242	3,940,661
Novocure Ltd. *	179,400	26,748,540
Penumbra, Inc. *	71,706	20,395,338
Quidel Corp. *	81,284	13,351,710
Schrodinger, Inc. *	71,566	7,334,084
STERIS plc	181,175	31,669,390
Tandem Diabetes Care, Inc. *	132,002	12,670,872
Universal Health Services, Inc., Class B *	165,037	20,684,087
		501,751,849

Household & Personal Products 0.2%
Coty, Inc., Class A *	599,541	4,598,480
Herbalife Nutrition Ltd. *	206,747	9,299,480
Reynolds Consumer Products, Inc.	115,428	3,186,967
		17,084,927

Insurance 4.0%
Alleghany Corp.	30,388	19,643,715
American Financial Group, Inc.	149,357	15,936,392
Assurant, Inc.	125,959	15,520,668
Athene Holding Ltd., Class A *	264,170	12,043,510
Axis Capital Holdings Ltd.	170,006	8,590,403
Brown & Brown, Inc.	500,567	22,976,025
CNA Financial Corp.	57,840	2,460,514
Erie Indemnity Co., Class A	52,932	12,814,837
Everest Re Group Ltd.	84,865	20,521,206
Fidelity National Financial, Inc.	623,528	23,868,652
First American Financial Corp.	236,948	12,449,248
Globe Life, Inc.	204,449	19,095,536
Kemper Corp.	130,486	9,867,351
Lincoln National Corp.	385,727	21,936,294
Loews Corp.	496,028	23,715,099
Old Republic International Corp.	600,128	11,600,474
Primerica, Inc.	83,416	11,780,842
Reinsurance Group of America, Inc.	144,244	17,630,944
RenaissanceRe Holdings Ltd.	107,893	18,015,973
Selective Insurance Group, Inc.	126,987	8,613,528
The Hanover Insurance Group, Inc.	79,054	9,118,879
Unum Group	432,295	11,447,172
W.R. Berkley Corp.	298,969	20,727,521
		350,374,783

Materials 6.4%
Albemarle Corp.	244,920	38,503,873
AptarGroup, Inc.	137,410	17,872,919
Ashland Global Holdings, Inc.	115,749	9,736,806
Avery Dennison Corp.	177,111	31,031,618
Axalta Coating Systems Ltd. *	444,901	12,163,593
Berry Global Group, Inc. *	283,455	15,703,407
CF Industries Holdings, Inc.	454,175	20,565,044
Crown Holdings, Inc. *	286,108	27,340,481
Eagle Materials, Inc.	88,744	11,126,723
Security	Number of Shares	Value ($)
Eastman Chemical Co.	287,658	31,429,513
FMC Corp.	275,477	28,013,256
Graphic Packaging Holding Co.	574,737	9,121,076
Huntsman Corp.	421,666	11,511,482
International Flavors & Fragrances, Inc.	527,962	71,544,131
NewMarket Corp.	15,591	5,908,677
Packaging Corp. of America	201,355	26,582,887
Reliance Steel & Aluminum Co.	135,345	17,892,609
Royal Gold, Inc.	139,284	14,445,144
RPM International, Inc.	275,823	21,966,544
Sealed Air Corp.	329,450	13,803,955
Sonoco Products Co.	213,118	12,695,439
Steel Dynamics, Inc.	424,322	17,643,309
The Mosaic Co.	732,421	21,533,177
The Scotts Miracle-Gro Co.	86,383	18,412,537
Valvoline, Inc.	393,274	9,816,119
W.R. Grace & Co.	132,435	7,848,098
Westlake Chemical Corp.	73,192	6,264,503
Westrock Co.	557,675	24,309,053
		554,785,973

Media & Entertainment 3.1%
Altice USA, Inc., Class A *	516,909	17,373,311
Bumble, Inc., Class A *	106,718	7,183,189
Cable One, Inc.	11,513	22,045,668
Discovery, Inc., Class A *	340,376	18,050,139
Discovery, Inc., Class C *	626,318	28,184,310
DISH Network Corp., Class A *	524,815	16,536,921
IAC/InterActiveCorp *	168,904	41,352,766
Liberty Media Corp. - Liberty Formula One, Class A *	54,957	2,130,683
Liberty Media Corp. - Liberty Formula One, Class C *	432,052	18,967,083
Madison Square Garden Sports Corp. *	37,030	7,122,720
News Corp., Class A	830,046	19,464,579
News Corp., Class B	258,451	5,923,697
The Interpublic Group of Cos., Inc.	828,280	21,634,674
The New York Times Co., Class A	307,303	15,724,694
Zynga, Inc., Class A *	2,130,780	23,758,197
		265,452,631

Pharmaceuticals, Biotechnology & Life Sciences 7.0%
10X Genomics, Inc., Class A *	144,672	25,750,169
ACADIA Pharmaceuticals, Inc. *	246,345	12,063,515
Acceleron Pharma, Inc. *	111,264	15,149,706
Adaptive Biotechnologies Corp. *	173,934	9,839,446
Alkermes plc *	336,895	6,414,481
Allogene Therapeutics, Inc. *	139,577	4,844,718
Arrowhead Pharmaceuticals, Inc. *	218,209	17,382,529
Avantor, Inc. *	1,092,857	30,457,925
Bio-Rad Laboratories, Inc., Class A *	45,709	26,716,911
Bio-Techne Corp.	81,977	29,650,261
Bluebird Bio, Inc. *	140,478	4,368,866
Bruker Corp.	217,819	13,282,603
Charles River Laboratories International, Inc. *	105,616	30,220,962
Elanco Animal Health, Inc. *	1,002,007	32,925,950
Emergent BioSolutions, Inc. *	95,620	9,179,520
Exelixis, Inc. *	658,538	14,263,933
FibroGen, Inc. *	177,964	8,903,539
Ionis Pharmaceuticals, Inc. *	296,985	15,562,014
Jazz Pharmaceuticals plc *	118,305	19,879,972
Mirati Therapeutics, Inc. *	96,106	19,309,618
Natera, Inc. *	164,970	19,151,367
Neurocrine Biosciences, Inc. *	198,418	21,728,755
Novavax, Inc. *	124,349	28,753,219

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PerkinElmer, Inc.	237,750	29,977,897
Perrigo Co., plc	289,718	11,693,018
PRA Health Sciences, Inc. *	136,207	20,078,274
Repligen Corp. *	106,871	22,698,332
Sarepta Therapeutics, Inc. *	167,501	14,582,637
Syneos Health, Inc. *	161,197	12,468,588
Ultragenyx Pharmaceutical, Inc. *	132,066	18,692,622
United Therapeutics Corp. *	94,396	15,781,123
Viatris, Inc. *	2,561,617	38,040,012
Vir Biotechnology, Inc. *	137,886	8,635,800
		608,448,282

Real Estate 7.8%
American Campus Communities, Inc.	292,118	11,965,153
American Homes 4 Rent, Class A	569,488	17,733,856
Americold Realty Trust	434,941	15,240,333
Apartment Income REIT Corp.	315,959	12,916,404
Apartment Investment & Management Co., Class A	320,888	1,527,427
Brixmor Property Group, Inc.	629,289	12,384,407
Camden Property Trust	206,757	21,533,742
CoreSite Realty Corp.	90,764	11,046,886
Cousins Properties, Inc.	315,317	10,575,732
CubeSmart	414,531	15,321,066
CyrusOne, Inc.	255,666	16,779,360
Douglas Emmett, Inc.	349,876	11,458,439
EastGroup Properties, Inc.	83,952	11,426,707
Equity Commonwealth	258,816	7,301,199
Equity LifeStyle Properties, Inc.	359,770	22,179,820
Federal Realty Investment Trust	146,162	14,787,210
First Industrial Realty Trust, Inc.	273,887	11,697,714
Gaming & Leisure Properties, Inc.	458,803	20,370,853
Healthcare Realty Trust, Inc.	289,477	8,354,306
Healthcare Trust of America, Inc., Class A	463,856	12,598,329
Highwoods Properties, Inc.	220,525	8,812,179
Host Hotels & Resorts, Inc.	1,497,509	24,843,674
Hudson Pacific Properties, Inc.	323,103	8,268,206
Iron Mountain, Inc.	611,833	21,285,670
JBG SMITH Properties	236,741	7,516,527
Jones Lang LaSalle, Inc. *	108,905	18,947,292
Kilroy Realty Corp.	222,676	14,131,019
Kimco Realty Corp.	918,240	16,831,339
Lamar Advertising Co., Class A	183,492	15,888,572
Life Storage, Inc.	154,709	12,980,085
Medical Properties Trust, Inc.	1,205,830	26,033,870
National Retail Properties, Inc.	368,835	16,169,726
Omega Healthcare Investors, Inc.	481,961	17,900,031
PS Business Parks, Inc.	42,767	6,195,228
Rayonier, Inc.	289,740	9,457,114
Regency Centers Corp.	335,029	18,352,889
Rexford Industrial Realty, Inc.	277,105	13,223,451
SL Green Realty Corp.	154,023	10,638,369
Spirit Realty Capital, Inc.	242,482	10,431,576
STAG Industrial, Inc.	316,689	9,991,538
STORE Capital Corp.	501,758	16,778,787
The Howard Hughes Corp. *	95,827	9,091,107
UDR, Inc.	625,198	25,739,402
VEREIT, Inc.	463,557	18,078,723
VICI Properties, Inc.	1,139,372	32,472,102
Vornado Realty Trust	332,867	14,293,309
		671,550,728

Retailing 4.3%
Advance Auto Parts, Inc.	144,086	23,104,190
AutoNation, Inc. *	124,961	9,374,574
Burlington Stores, Inc. *	140,650	36,403,033
Security	Number of Shares	Value ($)
Chewy, Inc., Class A *	160,240	16,273,974
DoorDash, Inc., Class A *(a)	72,969	12,367,516
Five Below, Inc. *	118,637	22,080,718
Floor & Decor Holdings, Inc., Class A *	220,842	20,999,866
Foot Locker, Inc.	221,584	10,655,975
GrubHub, Inc. *	196,862	12,612,948
Kohl's Corp.	334,763	18,495,656
L Brands, Inc. *	496,004	27,111,579
Leslie's, Inc. *	146,454	3,555,903
Lithia Motors, Inc., Class A	55,470	20,743,007
LKQ Corp. *	594,541	23,418,970
Ollie's Bargain Outlet Holdings, Inc. *	120,719	9,981,047
Overstock.com, Inc. *	90,765	6,096,685
Penske Automotive Group, Inc.	68,080	4,628,078
Pool Corp.	85,274	28,547,177
Qurate Retail, Inc., Class A	823,201	10,224,156
RH *	33,147	16,254,294
The Gap, Inc. *	436,663	10,894,742
Vroom, Inc. *	71,608	3,168,654
Williams-Sonoma, Inc.	162,626	21,351,168
		368,343,910

Semiconductors & Semiconductor Equipment 3.3%
Allegro MicroSystems, Inc. *	88,396	2,310,671
CMC Materials, Inc.	61,726	10,524,283
Cree, Inc. *	234,279	26,581,295
Enphase Energy, Inc. *	268,225	47,223,693
Entegris, Inc.	286,611	30,154,343
First Solar, Inc. *	180,013	14,584,653
Inphi Corp. *	110,644	18,210,896
MKS Instruments, Inc.	117,073	19,305,338
Monolithic Power Systems, Inc.	90,005	33,708,673
ON Semiconductor Corp. *	873,073	35,158,650
Power Integrations, Inc.	127,048	11,227,232
Silicon Laboratories, Inc. *	93,059	14,493,009
Universal Display Corp.	91,011	19,266,119
		282,748,855

Software & Services 10.9%
Affirm Holdings, Inc. *	51,401	4,783,377
Alteryx, Inc., Class A *	114,703	10,965,607
Anaplan, Inc. *	301,291	19,580,902
Aspen Technology, Inc. *	143,791	21,641,983
Avalara, Inc. *	179,576	28,182,657
Bill.com Holdings, Inc. *	125,215	20,661,727
Black Knight, Inc. *	333,421	25,570,056
Blackbaud, Inc. *	104,980	7,224,724
CDK Global, Inc.	258,265	12,949,407
Ceridian HCM Holding, Inc. *	276,180	24,762,299
Cloudflare, Inc., Class A *	372,501	27,553,899
Concentrix Corp. *	87,432	10,798,726
Datto Holding Corp. *	47,611	1,108,384
Dropbox, Inc., Class A *	623,472	14,056,176
Duck Creek Technologies, Inc. *	69,933	3,307,831
DXC Technology Co.	540,210	13,624,096
Dynatrace, Inc. *	389,364	19,374,753
Elastic N.V. *	128,999	17,336,176
Euronet Worldwide, Inc. *	111,083	16,696,886
Fair Isaac Corp. *	61,781	28,267,897
Fastly, Inc., Class A *	178,287	13,118,357
Five9, Inc. *	140,110	25,953,976
Gartner, Inc. *	189,576	33,941,687
Genpact Ltd.	373,929	15,121,689
GoDaddy, Inc., Class A *	356,527	28,921,470
Guidewire Software, Inc. *	177,941	19,749,672
HubSpot, Inc. *	91,584	47,165,760

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Manhattan Associates, Inc. *	134,885	16,584,111
MAXIMUS, Inc.	130,424	10,600,863
Medallia, Inc. *	171,417	6,920,104
MongoDB, Inc. *	107,495	41,485,545
New Relic, Inc. *	111,158	6,796,200
Nuance Communications, Inc. *	600,812	26,796,215
Nutanix, Inc., Class A *	403,437	12,218,090
Paylocity Holding Corp. *	79,483	15,196,355
Pegasystems, Inc.	83,920	11,106,812
Perspecta, Inc.	289,835	8,463,182
Proofpoint, Inc. *	122,549	14,818,625
PTC, Inc. *	222,942	30,529,677
Q2 Holdings, Inc. *	107,494	13,101,369
RealPage, Inc. *	188,157	16,328,264
Slack Technologies, Inc., Class A *	1,041,533	42,629,946
Smartsheet, Inc., Class A *	240,750	16,671,938
Snowflake, Inc., Class A *	68,896	17,881,268
SolarWinds Corp. *	153,575	2,486,379
The Western Union Co.	872,961	20,270,154
Tyler Technologies, Inc. *	85,625	39,680,338
WEX, Inc. *	93,701	19,522,603
Zendesk, Inc. *	247,748	36,205,893
		938,714,105

Technology Hardware & Equipment 4.2%
Arrow Electronics, Inc. *	160,401	16,081,804
Ciena Corp. *	327,713	17,096,787
Cognex Corp.	370,811	30,625,280
Coherent, Inc. *	51,893	12,554,992
Dolby Laboratories, Inc., Class A	136,271	13,304,138
F5 Networks, Inc. *	130,805	24,850,334
FLIR Systems, Inc.	278,478	14,870,725
IPG Photonics Corp. *	75,833	17,240,633
Jabil, Inc.	285,674	12,332,547
Juniper Networks, Inc.	700,260	16,302,053
Littelfuse, Inc.	51,727	13,460,400
Lumentum Holdings, Inc. *	160,237	14,421,330
National Instruments Corp.	278,537	12,367,043
NetApp, Inc.	474,325	29,692,745
SYNNEX Corp.	87,508	7,802,213
Trimble, Inc. *	531,192	39,382,575
Ubiquiti, Inc.	16,003	5,103,677
Vontier Corp. *	357,613	11,229,048
Western Digital Corp.	645,978	44,268,872
Xerox Holdings Corp.	354,087	9,022,137
		362,009,333

Transportation 2.0%
Alaska Air Group, Inc. *	262,572	17,072,431
AMERCO	19,182	11,024,279
American Airlines Group, Inc. *	1,296,831	27,155,641
JetBlue Airways Corp. *	667,494	12,301,914
Knight-Swift Transportation Holdings, Inc.	266,781	11,524,939
Landstar System, Inc.	81,491	13,049,969
Lyft, Inc., Class A *	524,375	29,207,688
United Airlines Holdings, Inc. *	621,378	32,734,193
XPO Logistics, Inc. *	194,098	22,631,827
		176,702,881

Security	Number of Shares	Value ($)
Utilities 3.2%
Alliant Energy Corp.	530,272	24,477,355
Atmos Energy Corp.	267,286	22,615,068
Black Hills Corp.	133,148	7,877,036
Essential Utilities, Inc.	473,920	19,933,075
Hawaiian Electric Industries, Inc.	232,231	8,118,796
IDACORP, Inc.	107,070	9,233,717
MDU Resources Group, Inc.	425,545	11,957,814
National Fuel Gas Co.	193,368	8,786,642
NiSource, Inc.	813,695	17,575,812
NRG Energy, Inc.	518,522	18,931,238
OGE Energy Corp.	424,429	12,423,037
ONE Gas, Inc.	112,627	7,542,630
Pinnacle West Capital Corp.	239,069	16,718,095
Portland General Electric Co.	190,404	8,027,433
Southwest Gas Holdings, Inc.	120,568	7,517,415
The AES Corp.	1,412,223	37,508,643
UGI Corp.	442,548	16,954,014
Vistra Corp.	1,038,525	17,914,631
		274,112,451
Total Common Stock
(Cost $6,410,574,054)		8,628,726,723

Other Investment Companies 0.2% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	2,252,596	2,252,596

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.03% (b)	11,917,100	11,917,100
Total Other Investment Companies
(Cost $14,169,696)		14,169,696

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P Mid-Cap 400 Index, e-mini, expires 03/19/21	29	7,234,630	4,012
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,800,481.
(b)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,628,726,723	$—	$—	$8,628,726,723
Other Investment Companies[1]	14,169,696	—	—	14,169,696
Futures Contracts[2]	4,012	—	—	4,012
Total	$8,642,900,431	$—	$—	$8,642,900,431
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2021; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $6,412,826,650) including securities on loan of $11,800,481		$8,630,979,319
Collateral invested for securities on loan, at value (cost $11,917,100)		11,917,100
Deposit with broker for futures contracts		499,500
Receivables:
Investments sold		17,652,014
Fund shares sold		7,279,288
Dividends		5,718,135
Income from securities on loan	+	19,086
Total assets		8,674,064,442
Liabilities
Collateral held for securities on loan		11,917,100
Payables:
Investments bought		25,003,176
Management fees		265,984
Variation margin on futures contracts	+	4,204
Total liabilities		37,190,464
Net Assets
Total assets		8,674,064,442
Total liabilities	–	37,190,464
Net assets		$8,636,873,978
Net Assets by Source
Capital received from investors		6,656,468,754
Total distributable earnings		1,980,405,224

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,636,873,978		118,650,000		$72.79

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Operations

For the period September 1, 2020 through February 28, 2021; unaudited
Investment Income
Dividends received from unaffiliated issuers (net of foreign withholding tax of $14,696)		$69,714,405
Securities on loan, net	+	287,255
Total investment income		70,001,660
Expenses
Management fees		1,496,012
Total expenses	–	1,496,012
Net investment income		68,505,648
Realized and Unrealized Gains (Losses)
Net realized losses on unaffiliated issuers		(147,503,067)
Net realized gains on in-kind redemptions on unaffiliated issuers		380,625,739
Net realized losses on futures contracts	+	(712,411)
Net realized gains		232,410,261
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		1,539,569,827
Net change in unrealized appreciation (depreciation) on futures contracts	+	8,826
Net change in unrealized appreciation (depreciation)	+	1,539,578,653
Net realized and unrealized gains		1,771,988,914
Increase in net assets resulting from operations		$1,840,494,562

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/20-2/28/21		9/1/19-8/31/20
Net investment income		$68,505,648	$100,463,260
Net realized gains		232,410,261	151,568,027
Net change in unrealized appreciation (depreciation)	+	1,539,578,653	63,119,366
Increase in net assets resulting from operations		1,840,494,562	315,150,653
Distributions to Shareholders
Total distributions		($61,905,540)	($102,603,225)

Transactions in Fund Shares
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		16,250,000	$974,892,333	30,400,000	$1,620,955,506
Shares redeemed	+	(13,850,000)	(794,774,429)	(26,400,000)	(1,409,974,944)
Net transactions in fund shares		2,400,000	$180,117,904	4,000,000	$210,980,562
Shares Outstanding and Net Assets
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		116,250,000	$6,678,167,052	112,250,000	$6,254,639,062
Total increase	+	2,400,000	1,958,706,926	4,000,000	423,527,990
End of period		118,650,000	$8,636,873,978	116,250,000	$6,678,167,052

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Financial Statements
Financial Highlights
	9/1/20– 2/28/21*	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$71.24	$69.20	$78.24	$64.03	$57.42	$53.54
Income (loss) from investment operations:
Net investment income (loss)[1]	0.60	1.01	1.04	0.98	0.90	0.93
Net realized and unrealized gains (losses)	27.24	2.02	(9.07)	14.10	6.64	3.75
Total from investment operations	27.84	3.03	(8.03)	15.08	7.54	4.68
Less distributions:
Distributions from net investment income	(0.59)	(0.99)	(1.01)	(0.87)	(0.93)	(0.80)
Net asset value at end of period	$98.49	$71.24	$69.20	$78.24	$64.03	$57.42
Total return	39.33% [2]	4.53%	(10.26%)	23.71%	13.21%	8.89%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3]	0.04%	0.04% [4]	0.05%	0.06% [5]	0.08% [6]
Net investment income (loss)	1.45% [3]	1.50%	1.49%	1.38%	1.46%	1.76%
Portfolio turnover rate[7]	12% [2]	12%	11%	9%	11%	11%
Net assets, end of period (x 1,000)	$15,024,368	$10,044,378	$8,100,071	$8,853,388	$5,490,843	$3,772,207

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
5
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
6
Effective May 2, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
7
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.5%
Adient plc *	364,893	13,530,232
American Axle & Manufacturing Holdings, Inc. *	440,277	4,301,506
Cooper Tire & Rubber Co.	195,852	11,210,568
Cooper-Standard Holding, Inc. *	65,273	2,338,079
Dana, Inc.	561,418	13,367,363
Dorman Products, Inc. *	111,628	11,130,428
Fisker, Inc. *	563,228	16,051,998
Fox Factory Holding Corp. *	162,058	20,605,675
Gentherm, Inc. *	127,028	8,992,312
LCI Industries	97,640	13,761,382
Lordstown Motors Corp., Class A *	384,747	7,441,007
Modine Manufacturing Co. *	198,624	2,754,915
Motorcar Parts of America, Inc. *	73,226	1,558,249
Patrick Industries, Inc.	85,218	6,726,257
Standard Motor Products, Inc.	78,430	3,294,844
Stoneridge, Inc. *	104,927	3,217,062
Tenneco, Inc., Class A *	195,419	2,176,968
The Goodyear Tire & Rubber Co. *	905,928	15,228,650
Thor Industries, Inc.	215,559	25,233,337
Veoneer, Inc. *	364,319	10,011,486
Visteon Corp. *	108,176	13,756,742
Winnebago Industries, Inc.	131,220	9,132,912
Workhorse Group, Inc. *(a)	412,267	6,666,357
XPEL, Inc. *	64,430	3,115,190
		225,603,519

Banks 9.0%
1st Source Corp.	68,398	3,034,819
Allegiance Bancshares, Inc.	72,884	2,744,083
Altabancorp	55,543	1,911,790
Ameris Bancorp	270,130	12,868,993
Arrow Financial Corp.	59,585	1,898,378
Associated Banc-Corp.	596,838	12,026,286
Atlantic Union Bankshares Corp.	305,924	11,236,589
Axos Financial, Inc. *	199,753	9,242,571
Banc of California, Inc.	172,005	3,192,413
BancFirst Corp.	72,341	4,621,143
BancorpSouth Bank	374,771	11,265,616
Bank of Hawaii Corp.	155,548	13,610,450
Bank of Marin Bancorp	45,402	1,679,874
Bank OZK	469,595	19,356,706
BankUnited, Inc.	359,211	14,436,690
Banner Corp.	136,547	7,070,404
Berkshire Hills Bancorp, Inc.	197,009	3,971,701
Boston Private Financial Holdings, Inc.	319,363	4,394,435
Bridgewater Bancshares, Inc. *	81,438	1,176,779
Brookline Bancorp, Inc.	307,106	4,370,118
Bryn Mawr Bank Corp.	77,280	2,923,502
Byline Bancorp, Inc.	92,913	1,850,827
Cadence BanCorp	489,634	10,047,290
Camden National Corp.	57,731	2,339,837
Capitol Federal Financial, Inc.	502,142	6,683,510
Security	Number of Shares	Value ($)
Carter Bankshares, Inc. *	95,857	1,133,988
Cathay General Bancorp	291,045	10,954,934
CBTX, Inc.	73,428	2,141,895
Central Pacific Financial Corp.	108,747	2,460,945
CIT Group, Inc.	382,569	17,349,504
City Holding Co.	61,405	4,618,270
Columbia Banking System, Inc.	278,350	12,328,121
Columbia Financial, Inc. *	184,014	3,006,789
Community Bank System, Inc.	207,908	14,800,971
Community Trust Bancorp, Inc.	58,555	2,392,557
ConnectOne Bancorp, Inc.	134,373	3,121,485
CrossFirst Bankshares, Inc. *	186,615	2,491,310
Customers Bancorp, Inc. *	112,068	3,001,181
CVB Financial Corp.	495,231	10,602,896
Dime Community Bancshares, Inc.	138,270	4,066,521
Eagle Bancorp, Inc.	125,307	6,126,259
Eastern Bankshares, Inc. *	725,017	12,767,549
Enterprise Financial Services Corp.	121,244	5,213,492
Equity Bancshares, Inc., Class A *	54,070	1,405,820
Essent Group Ltd.	437,720	18,047,196
F.N.B. Corp.	1,253,837	14,832,892
FB Financial Corp.	121,712	5,161,806
Federal Agricultural Mortgage Corp., Class C	34,082	2,939,573
Financial Institutions, Inc.	61,255	1,677,162
First BanCorp	848,317	8,898,845
First Bancorp (North Carolina)	111,331	4,483,299
First Bancshares, Inc.	82,944	2,660,014
First Busey Corp.	192,668	4,410,171
First Citizens BancShares, Inc., Class A	28,126	20,753,894
First Commonwealth Financial Corp.	373,545	5,009,238
First Community Bankshares, Inc.	61,764	1,584,864
First Financial Bancorp	380,672	8,538,473
First Financial Bankshares, Inc.	552,202	24,661,341
First Financial Corp.	48,541	2,057,168
First Foundation, Inc.	152,757	3,490,497
First Hawaiian, Inc.	508,426	14,180,001
First Horizon Corp.	2,156,045	34,927,929
First Interstate BancSystem, Inc., Class A	132,773	6,030,550
First Merchants Corp.	210,937	8,869,901
First Mid Bancshares, Inc.	56,484	2,055,453
First Midwest Bancorp, Inc.	443,943	8,781,193
Flagstar Bancorp, Inc.	184,024	7,984,801
Flushing Financial Corp.	108,645	2,254,384
Fulton Financial Corp.	630,627	9,743,187
German American Bancorp, Inc.	95,762	3,773,023
Glacier Bancorp, Inc.	370,540	20,083,268
Great Southern Bancorp, Inc.	41,815	2,207,414
Great Western Bancorp, Inc.	213,771	5,735,476
Hancock Whitney Corp.	337,928	12,756,782
Hanmi Financial Corp.	121,523	2,080,474
Harborone Bancorp, Inc.	226,822	2,710,523
HBT Financial, Inc.	37,421	603,975
Heartland Financial USA, Inc.	133,203	6,225,908
Heritage Commerce Corp.	231,979	2,206,120
Heritage Financial Corp.	139,493	3,611,474
Hilltop Holdings, Inc.	252,304	8,336,124

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Home BancShares, Inc.	590,740	14,437,686
HomeStreet, Inc.	84,610	3,634,846
HomeTrust Bancshares, Inc.	65,515	1,516,017
Hope Bancorp, Inc.	478,416	6,295,955
Horizon Bancorp, Inc.	147,972	2,642,780
Independent Bank Corp.	128,173	10,960,073
Independent Bank Group, Inc.	142,813	9,952,638
International Bancshares Corp.	216,259	9,424,567
Investors Bancorp, Inc.	884,112	11,794,054
Kearny Financial Corp.	309,484	3,512,643
Lakeland Bancorp, Inc.	195,836	3,070,708
Lakeland Financial Corp.	99,941	6,890,932
Live Oak Bancshares, Inc.	108,260	5,966,209
Luther Burbank Corp.	64,402	657,544
Mercantile Bank Corp.	62,354	1,823,231
Merchants Bancorp	63,642	2,165,737
Meridian Bancorp, Inc.	203,493	3,408,508
Meta Financial Group, Inc.	129,993	5,757,390
Metrocity Bankshares, Inc.	71,486	1,021,535
MGIC Investment Corp.	1,314,327	16,008,503
Midland States Bancorp, Inc.	80,825	1,980,213
Mr Cooper Group, Inc. *	279,055	8,776,280
National Bank Holdings Corp., Class A	119,075	4,614,156
NBT Bancorp, Inc.	169,517	6,141,601
Nicolet Bankshares, Inc. *	34,880	2,582,864
NMI Holdings, Inc., Class A *	329,721	7,537,422
Northfield Bancorp, Inc.	185,202	2,535,415
Northwest Bancshares, Inc.	496,520	7,010,862
OceanFirst Financial Corp.	234,397	5,093,447
Ocwen Financial Corp. *	30,922	864,888
OFG Bancorp	199,482	3,851,997
Old National Bancorp	642,703	11,652,205
Origin Bancorp, Inc.	84,713	2,902,267
Pacific Premier Bancorp, Inc.	366,925	14,787,077
PacWest Bancorp	455,919	16,522,505
Park National Corp.	55,211	6,846,164
Peapack-Gladstone Financial Corp.	63,534	1,747,820
PennyMac Financial Services, Inc.	160,495	9,502,909
Peoples Bancorp, Inc.	69,437	2,162,268
Peoples Financial Services Corp.	25,154	1,053,450
Pinnacle Financial Partners, Inc.	294,673	23,918,607
Popular, Inc.	327,213	21,864,373
Preferred Bank	52,580	3,047,011
Premier Financial Corp.	144,777	4,438,863
Prosperity Bancshares, Inc.	359,482	26,411,143
Provident Financial Services, Inc.	283,133	5,727,781
QCR Holdings, Inc.	57,445	2,378,223
Radian Group, Inc.	743,442	15,166,217
Red River Bancshares, Inc.	19,329	1,003,175
Renasant Corp.	218,471	8,581,541
Republic Bancorp, Inc., Class A	36,158	1,520,082
Rocket Cos., Inc., Class A *(a)	447,331	9,774,182
S&T Bancorp, Inc.	152,642	4,408,301
Sandy Spring Bancorp, Inc.	182,708	6,866,167
Seacoast Banking Corp. of Florida *	214,137	7,698,225
ServisFirst Bancshares, Inc.	182,354	9,037,464
Simmons First National Corp., Class A	422,925	12,383,244
South State Corp.	275,698	21,741,544
Southside Bancshares, Inc.	122,157	4,224,189
Sterling Bancorp	754,377	16,468,050
Sterling Bancorp, Inc. *	51,565	265,044
Stock Yards Bancorp, Inc.	82,000	4,040,140
Synovus Financial Corp.	575,651	24,355,794
TCF Financial Corp.	593,686	26,609,007
Texas Capital Bancshares, Inc. *	195,874	14,925,599
TFS Financial Corp.	184,975	3,612,562
The Bancorp, Inc. *	199,284	4,039,487
The First of Long Island Corp.	86,061	1,599,013
Security	Number of Shares	Value ($)
Tompkins Financial Corp.	46,975	3,632,577
Towne Bank	251,120	7,242,301
TriCo Bancshares	105,228	4,532,170
TriState Capital Holdings, Inc. *	105,792	2,427,926
Triumph Bancorp, Inc. *	87,859	6,738,785
TrustCo Bank Corp.	374,247	2,574,819
Trustmark Corp.	246,398	7,431,364
UMB Financial Corp.	168,102	14,182,766
Umpqua Holdings Corp.	854,047	14,578,582
United Bankshares, Inc.	503,695	18,611,530
United Community Banks, Inc.	336,728	11,132,228
Univest Financial Corp.	113,365	2,851,130
Valley National Bancorp	1,570,422	19,237,669
Veritex Holdings, Inc.	193,035	5,613,458
Walker & Dunlop, Inc.	112,916	11,253,209
Washington Federal, Inc.	294,570	8,901,905
Washington Trust Bancorp, Inc.	67,130	3,192,031
Waterstone Financial, Inc.	81,141	1,576,570
Webster Financial Corp.	350,595	19,391,409
WesBanco, Inc.	261,069	8,427,307
Westamerica BanCorp	104,488	6,280,774
Western Alliance Bancorp	392,358	35,904,681
Wintrust Financial Corp.	223,966	16,497,336
WSFS Financial Corp.	195,649	10,396,788
		1,350,125,393

Capital Goods 11.3%
AAON, Inc.	158,291	12,204,236
AAR Corp.	128,863	5,126,170
Advanced Drainage Systems, Inc.	192,157	21,141,113
AECOM *	586,944	33,978,188
Aegion Corp. *	119,225	3,081,966
Aerojet Rocketdyne Holdings, Inc. *	278,900	14,299,203
AeroVironment, Inc. *	85,130	9,371,110
Air Lease Corp.	415,302	19,045,750
Alamo Group, Inc.	38,228	5,834,740
Albany International Corp., Class A	119,305	9,431,060
Altra Industrial Motion Corp.	236,185	13,679,835
Ameresco, Inc., Class A *	80,853	4,618,323
American Woodmark Corp. *	65,944	6,159,829
API Group Corp. *	541,192	10,012,052
Apogee Enterprises, Inc.	102,456	3,831,854
Applied Industrial Technologies, Inc.	150,600	12,856,722
Arcosa, Inc.	187,537	10,638,974
Argan, Inc.	58,141	2,908,213
Armstrong World Industries, Inc.	185,842	15,904,358
Array Technologies, Inc. *	305,714	11,335,875
Astec Industries, Inc.	87,760	5,960,659
Astronics Corp. *	93,497	1,477,253
Atkore, Inc. *	184,232	12,463,295
Axon Enterprise, Inc. *	247,144	40,899,861
AZEK Co., Inc. *	486,941	21,478,968
AZZ, Inc.	101,300	5,175,417
Babcock & Wilcox Enterprises, Inc. *	232,190	1,643,905
Barnes Group, Inc.	180,734	9,461,425
Beacon Roofing Supply, Inc. *	211,759	10,128,433
Bloom Energy Corp., Class A *	451,601	12,884,177
Boise Cascade Co.	152,329	7,607,310
Builders FirstSource, Inc. *	798,062	34,528,152
BWX Technologies, Inc.	371,190	21,532,732
CAI International, Inc.	64,826	2,852,344
Chart Industries, Inc. *	137,586	19,687,181
CIRCOR International, Inc. *	77,624	2,764,191
Colfax Corp. *	392,395	17,402,718
Columbus McKinnon Corp.	92,737	4,668,381
Comfort Systems USA, Inc.	141,422	8,759,679
Construction Partners, Inc., Class A *	131,693	3,811,195

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cornerstone Building Brands, Inc. *	162,970	1,856,228
Crane Co.	191,875	16,090,637
CSW Industrials, Inc.	53,458	6,712,721
Cubic Corp.	122,520	8,509,014
Curtiss-Wright Corp.	161,558	17,850,543
Douglas Dynamics, Inc.	88,765	4,276,698
DXP Enterprises, Inc. *	65,209	1,958,878
Dycom Industries, Inc. *	123,954	9,492,397
EMCOR Group, Inc.	213,416	20,780,316
Encore Wire Corp.	80,128	5,250,788
Energy Recovery, Inc. *	159,032	2,798,963
Enerpac Tool Group Corp.	232,466	5,741,910
EnerSys	165,413	14,933,486
EnPro Industries, Inc.	79,720	6,404,705
ESCO Technologies, Inc.	101,088	10,681,969
Evoqua Water Technologies Corp. *	459,470	11,279,988
Federal Signal Corp.	235,218	8,564,287
Flowserve Corp.	505,980	18,721,260
Fluor Corp. *	486,379	8,346,264
Franklin Electric Co., Inc.	148,991	11,183,264
FuelCell Energy, Inc. *	1,241,055	21,023,472
Gates Industrial Corp. plc *	171,164	2,567,460
GATX Corp.	135,920	12,970,846
Gibraltar Industries, Inc. *	126,393	11,040,429
GMS, Inc. *	165,803	6,068,390
GrafTech International Ltd.	436,783	5,167,143
Graham Corp.	40,403	619,782
Granite Construction, Inc.	181,496	6,239,832
Great Lakes Dredge & Dock Corp. *	252,354	3,833,257
Griffon Corp.	174,497	4,292,626
H&E Equipment Services, Inc.	123,337	3,814,813
Helios Technologies, Inc.	118,442	7,746,107
Herc Holdings, Inc. *	95,369	8,369,583
Hexcel Corp. *	324,422	17,440,927
Hillenbrand, Inc.	290,192	13,482,320
Hyliion Holdings Corp. *(a)	346,984	5,246,398
Hyster-Yale Materials Handling, Inc.	38,354	3,281,185
IES Holdings, Inc. *	81,694	3,744,853
Insteel Industries, Inc.	75,217	2,322,701
ITT, Inc.	336,400	27,914,472
JELD-WEN Holding, Inc. *	261,756	7,761,065
John Bean Technologies Corp.	123,219	18,183,428
Kadant, Inc.	44,638	7,767,012
Kaman Corp.	107,484	5,230,171
Kennametal, Inc.	323,355	12,080,543
Kratos Defense & Security Solutions, Inc. *	476,615	13,106,912
L.B. Foster Co., Class A *	37,221	630,896
Lindsay Corp.	42,106	6,747,487
Lydall, Inc. *	65,046	2,265,552
Masonite International Corp. *	95,225	10,448,087
MasTec, Inc. *	218,046	18,915,490
Matrix Service Co. *	104,865	1,423,018
Maxar Technologies, Inc.	237,287	11,354,183
McGrath RentCorp	93,561	7,265,947
Mercury Systems, Inc. *	217,420	14,210,571
Meritor, Inc. *	281,069	8,536,066
Moog, Inc., Class A	114,016	8,854,483
MRC Global, Inc. *	220,824	1,930,002
MSC Industrial Direct Co., Inc., Class A	177,578	15,294,793
Mueller Industries, Inc.	221,662	9,008,344
Mueller Water Products, Inc., Class A	614,352	7,918,997
MYR Group, Inc. *	65,003	3,831,927
National Presto Industries, Inc.	20,461	2,093,774
Navistar International Corp. *	193,549	8,527,769
NN, Inc. *	170,017	1,038,804
NOW, Inc. *	424,858	4,516,241
NV5 Global, Inc. *	42,105	4,347,762
Security	Number of Shares	Value ($)
nVent Electric plc	658,426	17,290,267
Omega Flex, Inc.	11,421	1,970,123
Oshkosh Corp.	264,871	28,076,326
PAE, Inc. *	239,023	1,952,818
Park Aerospace Corp.	74,734	1,038,055
Park-Ohio Holdings Corp.	32,808	1,060,683
Parsons Corp. *	89,919	3,213,705
PGT Innovations, Inc. *	229,198	5,406,781
Plug Power, Inc. *	1,933,424	93,539,053
Powell Industries, Inc.	34,681	1,079,620
Preformed Line Products Co.	10,066	738,442
Primoris Services Corp.	173,679	5,813,036
Proto Labs, Inc. *	103,987	15,148,826
Quanex Building Products Corp.	127,388	3,099,350
Raven Industries, Inc.	139,213	5,457,150
RBC Bearings, Inc. *	97,448	19,397,999
Regal Beloit Corp.	157,750	21,559,692
Resideo Technologies, Inc. *	546,134	13,118,139
REV Group, Inc.	105,510	1,310,434
Rexnord Corp.	468,558	21,061,682
Rush Enterprises, Inc., Class A	164,184	6,966,327
Rush Enterprises, Inc., Class B	27,982	1,061,917
Shoals Technologies Group, Inc., Class A *	301,920	9,848,630
Shyft Group, Inc.	125,726	4,135,128
Simpson Manufacturing Co., Inc.	168,567	16,428,540
SiteOne Landscape Supply, Inc. *	172,256	27,304,299
Spirit AeroSystems Holdings, Inc., Class A	410,416	17,578,117
SPX Corp. *	173,907	9,667,490
SPX FLOW, Inc. *	163,947	10,092,577
Standex International Corp.	47,962	4,703,154
Sunrun, Inc. *	607,254	38,001,955
Systemax, Inc.	60,714	2,191,775
Tennant Co.	71,682	5,462,168
Terex Corp.	269,344	11,091,586
The Gorman-Rupp Co.	72,747	2,327,177
The Greenbrier Cos., Inc.	127,421	5,995,158
The Manitowoc Co., Inc. *	132,667	2,161,145
The Timken Co.	263,314	20,630,652
Thermon Group Holdings, Inc. *	128,433	2,623,886
Titan International, Inc.	198,026	1,637,675
Titan Machinery, Inc. *	74,291	1,820,130
TPI Composites, Inc. *	123,621	5,891,777
TriMas Corp. *	167,924	5,640,567
Trinity Industries, Inc.	327,766	10,521,289
Triton International Ltd.	263,478	15,223,759
Triumph Group, Inc. *	202,536	2,950,950
Tutor Perini Corp. *	157,075	2,309,003
UFP Industries, Inc.	237,778	14,504,458
Univar Solutions, Inc. *	656,552	13,071,950
Valmont Industries, Inc.	82,546	19,524,605
Veritiv Corp. *	49,168	1,169,215
Vertiv Holdings Co.	894,247	18,716,590
Vicor Corp. *	81,977	8,073,915
Virgin Galactic Holdings, Inc. *	501,744	18,679,929
Wabash National Corp.	205,746	3,411,269
Watts Water Technologies, Inc., Class A	106,485	12,148,874
Welbilt, Inc. *	500,574	7,999,173
WESCO International, Inc. *	171,158	13,740,564
WillScot Mobile Mini Holdings Corp. *	664,103	18,415,576
		1,697,612,213

Commercial & Professional Services 3.1%
ABM Industries, Inc.	258,636	11,167,903
Acacia Research Corp. *	187,737	1,332,933
ACCO Brands Corp.	366,908	2,971,955

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
ASGN, Inc. *	205,378	19,093,993
Barrett Business Services, Inc.	30,152	2,146,822
Brady Corp., Class A	188,306	9,869,118
BrightView Holdings, Inc. *	116,936	1,860,452
CACI International, Inc., Class A *	97,974	21,685,565
Casella Waste Systems, Inc., Class A *	185,361	10,736,109
CBIZ, Inc. *	211,987	6,391,408
Cimpress plc *	75,673	7,497,681
Clean Harbors, Inc. *	197,359	16,805,119
CoreCivic, Inc.	464,758	3,336,963
CoreLogic, Inc.	303,040	25,655,366
Covanta Holding Corp.	456,384	6,412,195
Deluxe Corp.	162,734	6,432,875
Ennis, Inc.	100,257	1,987,094
Exponent, Inc.	200,520	19,344,164
Forrester Research, Inc. *	43,445	1,962,845
Franklin Covey Co. *	37,914	974,769
FTI Consulting, Inc. *	139,028	15,925,657
GP Strategies Corp. *	49,377	648,320
Harsco Corp. *	306,612	5,016,172
Healthcare Services Group, Inc.	289,178	8,227,114
Heidrick & Struggles International, Inc.	74,796	2,684,429
Heritage-Crystal Clean, Inc. *	58,164	1,525,060
Herman Miller, Inc.	228,973	8,782,259
HNI Corp.	165,934	5,905,591
Huron Consulting Group, Inc. *	88,867	4,523,330
ICF International, Inc.	65,905	5,499,772
Insperity, Inc.	138,589	12,292,844
Interface, Inc.	226,508	2,813,229
KAR Auction Services, Inc.	502,258	6,986,409
KBR, Inc.	553,507	17,158,717
Kelly Services, Inc., Class A *	129,456	2,695,274
Kforce, Inc.	75,035	3,853,047
Kimball International, Inc., Class B	145,622	1,884,349
Knoll, Inc.	179,015	2,919,735
Korn Ferry	210,348	12,946,919
ManTech International Corp., Class A	105,586	8,252,602
Matthews International Corp., Class A	123,319	4,402,488
Mistras Group, Inc. *	66,317	527,883
MSA Safety, Inc.	140,681	22,648,234
NL Industries, Inc.	36,909	207,060
PICO Holdings, Inc. *	67,230	614,482
Pitney Bowes, Inc.	672,910	5,706,277
Quad/Graphics, Inc. *	125,847	551,210
Resources Connection, Inc.	121,533	1,550,761
Science Applications International Corp.	226,795	19,533,853
SP Plus Corp. *	89,652	2,971,964
Steelcase, Inc., Class A	342,275	4,771,314
Team, Inc. *	121,348	1,345,749
Tetra Tech, Inc.	208,849	28,898,436
The Brink's Co.	191,812	14,736,916
TriNet Group, Inc. *	155,291	12,465,209
TrueBlue, Inc. *	137,854	2,871,499
UniFirst Corp.	59,114	14,322,731
Upwork, Inc. *	346,381	18,663,008
US Ecology, Inc. *	122,396	4,676,751
Viad Corp.	79,151	3,311,678
VSE Corp.	34,949	1,347,633
		474,331,294

Consumer Durables & Apparel 3.9%
Acushnet Holdings Corp.	132,769	5,605,507
American Outdoor Brands, Inc. *	54,379	1,088,124
Beazer Homes USA, Inc. *	113,934	2,013,214
Brunswick Corp.	304,367	26,896,912
Callaway Golf Co.	366,121	10,233,082
Capri Holdings Ltd. *	586,026	27,349,833
Security	Number of Shares	Value ($)
Carter's, Inc.	169,469	14,145,577
Casper Sleep, Inc. *	95,554	801,698
Cavco Industries, Inc. *	33,083	6,977,536
Century Communities, Inc. *	112,694	6,235,359
Columbia Sportswear Co.	118,213	12,184,214
Crocs, Inc. *	263,115	20,186,183
Deckers Outdoor Corp. *	109,118	35,584,471
Ethan Allen Interiors, Inc.	86,221	2,208,982
Fossil Group, Inc. *	184,359	2,791,195
G-III Apparel Group Ltd. *	169,008	4,865,740
GoPro, Inc., Class A *	473,855	3,563,390
Green Brick Partners, Inc. *	187,031	3,690,122
Helen of Troy Ltd. *	98,784	21,416,371
Installed Building Products, Inc. *	87,948	9,617,993
iRobot Corp. *	109,258	13,560,010
Johnson Outdoors, Inc., Class A	27,908	3,367,937
KB Home	342,120	13,814,806
Kontoor Brands, Inc.	182,174	7,696,852
La-Z-Boy, Inc.	179,336	7,641,507
Legacy Housing Corp. *	32,483	510,308
Levi Strauss & Co., Class A	258,634	6,015,827
LGI Homes, Inc. *	85,874	9,381,735
M.D.C Holdings, Inc.	198,651	11,237,687
M/I Homes, Inc. *	111,655	5,571,585
Malibu Boats, Inc., Class A *	80,500	6,000,470
Marine Products Corp.	115,185	1,936,260
Mattel, Inc. *	1,351,979	27,309,976
Meritage Homes Corp. *	146,103	12,317,944
Movado Group, Inc.	63,828	1,455,278
Oxford Industries, Inc.	66,166	5,044,496
Purple Innovation, Inc. *	93,938	3,455,979
PVH Corp.	276,741	27,663,030
Ralph Lauren Corp.	187,297	21,928,733
Skechers U.S.A., Inc., Class A *	526,754	19,279,196
Skyline Champion Corp. *	202,531	8,961,997
Smith & Wesson Brands, Inc.	216,953	3,733,761
Sonos, Inc. *	345,951	13,471,332
Steven Madden Ltd.	300,599	11,119,157
Sturm Ruger & Co., Inc.	68,010	4,638,282
Taylor Morrison Home Corp., Class A *	504,508	13,879,015
Tempur Sealy International, Inc.	746,537	24,941,801
TopBuild Corp. *	128,260	24,421,987
Tri Pointe Homes, Inc. *	492,966	9,366,354
Tupperware Brands Corp. *	191,071	5,841,040
Unifi, Inc. *	59,229	1,476,579
Universal Electronics, Inc. *	53,368	3,105,484
Vera Bradley, Inc. *	87,359	829,037
Vista Outdoor, Inc. *	226,476	7,158,906
Wolverine World Wide, Inc.	318,840	11,143,458
YETI Holdings, Inc. *	290,985	20,011,038
		586,744,347

Consumer Services 4.3%
Accel Entertainment, Inc. *	209,301	2,321,148
Adtalem Global Education, Inc. *	202,500	7,958,250
American Public Education, Inc. *	56,937	1,676,225
Bally's Corp.	69,752	4,151,639
Biglari Holdings, Inc., Class A *	236	138,187
Biglari Holdings, Inc., Class B *	3,600	421,704
BJ's Restaurants, Inc. *	86,647	4,811,508
Bloomin' Brands, Inc. *	309,640	7,691,458
Bluegreen Vacations Corp.	20,000	160,000
Bluegreen Vacations Holding Corp. *	48,966	777,580
Boyd Gaming Corp. *	311,778	18,301,369
Brinker International, Inc.	175,938	12,067,587
Caesars Entertainment, Inc. *	809,879	75,675,094
Carriage Services, Inc.	64,730	2,133,501

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Carrols Restaurant Group, Inc. *	132,057	816,112
Choice Hotels International, Inc.	111,954	11,740,616
Churchill Downs, Inc.	137,948	31,814,947
Chuy's Holdings, Inc. *	77,815	3,190,415
Cracker Barrel Old Country Store, Inc.	92,052	14,256,093
Dave & Buster's Entertainment, Inc. *	184,387	7,487,956
Denny's Corp. *	247,799	4,348,872
Dine Brands Global, Inc.	63,675	5,037,329
El Pollo Loco Holdings, Inc. *	74,071	1,357,721
Everi Holdings, Inc. *	333,911	5,045,395
Extended Stay America, Inc.	619,775	9,972,180
Fiesta Restaurant Group, Inc. *	68,862	1,050,834
frontdoor, Inc. *	331,879	17,380,503
Golden Entertainment, Inc. *	74,865	1,769,060
Graham Holdings Co., Class B	15,685	9,424,019
Grand Canyon Education, Inc. *	181,985	19,052,010
H&R Block, Inc.	713,026	13,711,490
Hilton Grand Vacations, Inc. *	330,695	13,065,759
Houghton Mifflin Harcourt Co. *	483,699	2,950,564
Hyatt Hotels Corp., Class A *	138,400	12,172,280
Jack in the Box, Inc.	88,185	9,025,735
Laureate Education, Inc., Class A *	412,510	5,672,013
Lindblad Expeditions Holdings, Inc. *	120,459	2,509,161
Marriott Vacations Worldwide Corp. *	159,504	27,069,424
Monarch Casino & Resort, Inc. *	50,095	3,389,428
Noodles & Co. *	111,525	1,052,796
OneSpaWorld Holdings Ltd. *	195,473	2,132,610
Papa John's International, Inc.	127,921	11,537,195
Penn National Gaming, Inc. *	573,754	66,429,238
Perdoceo Education Corp. *	269,298	3,465,865
Planet Fitness, Inc., Class A *	317,791	27,358,627
Playa Hotels & Resorts N.V. *	219,722	1,575,407
PlayAGS, Inc. *	141,308	1,154,486
Red Rock Resorts, Inc., Class A	254,559	7,680,045
Regis Corp. *	96,044	1,128,517
Ruth's Hospitality Group, Inc.	123,069	2,806,589
Scientific Games Corp., Class A *	218,191	10,217,885
SeaWorld Entertainment, Inc. *	197,868	9,826,125
Shake Shack, Inc., Class A *	138,440	16,402,371
Six Flags Entertainment Corp.	293,933	13,109,412
Strategic Education, Inc.	94,847	8,623,489
Stride, Inc. *	161,384	3,881,285
Target Hospitality Corp. *	103,401	172,680
Texas Roadhouse, Inc.	253,646	23,051,348
The Cheesecake Factory, Inc.	162,946	8,953,883
The Wendy's Co.	695,741	14,213,989
Travel & Leisure Co.	333,590	20,158,844
Vivint Smart Home, Inc. *	169,465	2,880,905
Wingstop, Inc.	115,251	15,691,424
WW International, Inc. *	182,556	5,383,576
		650,483,757

Diversified Financials 4.3%
Affiliated Managers Group, Inc.	176,703	24,733,119
Alerus Financial Corp.	54,971	1,512,252
Anworth Mortgage Asset Corp.	395,847	1,096,496
Apollo Commercial Real Estate Finance, Inc.	501,532	6,665,360
Arbor Realty Trust, Inc.	449,697	7,496,449
Ares Management Corp., Class A	369,344	19,198,501
ARMOUR Residential REIT, Inc.	251,631	3,037,186
Artisan Partners Asset Management, Inc., Class A	226,839	10,774,852
Assetmark Financial Holdings, Inc. *	68,925	1,628,698
B. Riley Financial, Inc.	64,132	4,221,168
BGC Partners, Inc., Class A	1,231,015	5,514,947
Security	Number of Shares	Value ($)
Blackstone Mortgage Trust, Inc., Class A	567,573	16,573,132
Blucora, Inc. *	186,616	3,023,179
Brightsphere Investment Group, Inc.	232,951	4,216,413
Broadmark Realty Capital, Inc.	483,305	4,958,709
Cannae Holdings, Inc. *	334,371	12,488,757
Capstead Mortgage Corp.	374,061	2,143,370
Chimera Investment Corp.	912,798	10,533,689
Cohen & Steers, Inc.	90,896	5,851,884
Colony Credit Real Estate, Inc.	309,521	2,553,548
Cowen, Inc., Class A	103,190	3,492,981
Curo Group Holdings Corp.	66,625	964,064
Diamond Hill Investment Group, Inc.	11,070	1,570,279
Donnelley Financial Solutions, Inc. *	115,374	2,998,570
Dynex Capital, Inc.	87,661	1,649,780
Ellington Financial, Inc.	172,246	2,707,707
Encore Capital Group, Inc. *	121,697	4,067,114
Enova International, Inc. *	137,933	4,234,543
Evercore, Inc., Class A	158,367	18,967,616
EZCORP, Inc., Class A *	206,583	991,598
Federated Hermes, Inc.	366,880	9,803,034
FirstCash, Inc.	160,911	10,188,885
Focus Financial Partners, Inc., Class A *	149,968	7,049,996
Granite Point Mortgage Trust, Inc.	213,647	2,384,301
Green Dot Corp., Class A *	207,923	9,826,441
Greenhill & Co., Inc.	56,318	849,839
Hamilton Lane, Inc., Class A	120,745	10,794,603
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	292,520	16,448,400
Houlihan Lokey, Inc.	200,220	12,725,983
Interactive Brokers Group, Inc., Class A	313,737	22,711,421
Invesco Mortgage Capital, Inc. (a)	703,304	2,735,853
Janus Henderson Group plc	666,998	19,496,352
KKR Real Estate Finance Trust, Inc.	104,967	1,934,542
Ladder Capital Corp., Class A	466,179	5,333,088
Lazard Ltd., Class A	437,863	16,940,919
LendingClub Corp. *	303,019	3,263,515
LendingTree, Inc. *	42,477	11,420,791
LPL Financial Holdings, Inc.	308,371	40,563,121
MFA Financial, Inc.	1,761,874	7,082,733
Moelis & Co., Class A	215,229	11,114,426
Navient Corp.	723,708	8,959,505
Nelnet, Inc., Class A	81,194	5,894,684
New Residential Investment Corp.	1,614,029	16,592,218
New York Mortgage Trust, Inc.	1,468,569	6,123,933
OneMain Holdings, Inc.	323,423	15,171,773
Open Lending Corp., Class A *	348,596	13,330,311
Oportun Financial Corp. *	68,247	1,113,791
PennyMac Mortgage Investment Trust	384,027	7,284,992
Piper Sandler Cos.	53,391	5,676,531
PJT Partners, Inc., Class A	92,503	6,449,309
PRA Group, Inc. *	177,187	6,531,113
PROG Holdings, Inc.	262,596	13,129,800
Ready Capital Corp.	158,837	2,083,941
Redwood Trust, Inc.	435,064	4,281,030
Safeguard Scientifics, Inc. *	79,594	608,894
SLM Corp.	1,459,421	23,044,258
StepStone Group, Inc., Class A *	74,584	2,685,770
Stifel Financial Corp.	400,119	24,439,269
StoneX Group, Inc. *	63,113	3,640,989
TPG RE Finance Trust, Inc.	232,502	2,427,321
Tradeweb Markets, Inc., Class A	354,398	25,796,630
Two Harbors Investment Corp.	1,063,508	7,678,528
Virtu Financial, Inc., Class A	315,406	8,601,122
Virtus Investment Partners, Inc.	27,811	6,977,780
Waddell & Reed Financial, Inc., Class A	242,978	6,096,318
Western Asset Mortgage Capital Corp.	236,039	769,487

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
WisdomTree Investments, Inc.	433,726	2,298,748
World Acceptance Corp. *	15,495	1,960,892
		642,183,141

Energy 2.6%
Antero Midstream Corp.	1,111,628	9,804,559
Antero Resources Corp. *	960,670	8,646,030
Arch Resources, Inc.	58,858	2,820,475
Archrock, Inc.	498,580	5,140,360
Berry Corp.	266,271	1,320,704
Bonanza Creek Energy, Inc. *	71,114	2,270,670
Brigham Minerals, Inc., Class A	141,756	2,028,528
Bristow Group, Inc. *	89,940	2,394,203
Cactus, Inc., Class A	184,571	5,882,278
Callon Petroleum Co. *(a)	153,838	3,933,638
Centennial Resource Development, Inc., Class A *	710,526	2,813,683
ChampionX Corp. *	722,039	15,357,770
Cimarex Energy Co.	396,420	22,988,396
Clean Energy Fuels Corp. *	445,219	5,805,656
CNX Resources Corp. *	872,763	11,005,541
Comstock Resources, Inc. *	221,374	1,264,046
CONSOL Energy, Inc. *	116,197	1,256,090
Core Laboratories N.V.	172,745	6,139,357
CVR Energy, Inc.	112,015	2,473,291
Delek US Holdings, Inc.	240,531	5,907,441
Denbury, Inc. *	194,228	8,303,247
DMC Global, Inc.	57,224	3,604,540
Dorian LPG Ltd. *	129,003	1,606,087
Dril-Quip, Inc. *	136,181	4,624,707
EQT Corp. *	1,071,309	19,058,587
Equitrans Midstream Corp.	1,579,964	11,423,140
Exterran Corp. *	98,556	539,101
Falcon Minerals Corp.	146,088	577,048
Frank's International N.V. *	484,280	2,193,788
Green Plains, Inc. *	159,577	4,040,490
Helix Energy Solutions Group, Inc. *	547,067	2,680,628
Helmerich & Payne, Inc.	418,333	12,018,707
International Seaways, Inc.	107,947	1,871,801
Kosmos Energy Ltd.	1,575,925	4,853,849
Laredo Petroleum, Inc. *	34,280	1,117,185
Liberty Oilfield Services, Inc., Class A	247,560	2,893,976
Magnolia Oil & Gas Corp., Class A *	469,854	5,666,439
Matador Resources Co. *	426,775	8,915,330
Murphy Oil Corp.	560,796	9,157,799
Nabors Industries Ltd.	24,685	2,740,282
NACCO Industries, Inc., Class A	15,269	380,809
New Fortress Energy, Inc.	65,562	3,098,460
Newpark Resources, Inc. *	358,138	1,239,157
NextDecade Corp. *	431,989	855,338
NexTier Oilfield Solutions, Inc. *	623,523	2,899,382
Northern Oil and Gas, Inc. *	120,052	1,594,291
Oceaneering International, Inc. *	385,475	4,548,605
Oil States International, Inc. *	242,087	1,774,498
Overseas Shipholding Group, Inc., Class A *	284,401	625,682
Ovintiv, Inc.	1,009,961	23,299,800
Par Pacific Holdings, Inc. *	154,224	2,725,138
Patterson-UTI Energy, Inc.	727,502	5,383,515
PBF Energy, Inc., Class A *	373,315	5,301,073
PDC Energy, Inc. *	387,131	13,530,228
Peabody Energy Corp. *	271,690	1,168,267
Penn Virginia Corp. *	61,150	895,236
ProPetro Holding Corp. *	312,992	3,590,018
QEP Resources, Inc.	938,870	3,229,713
Range Resources Corp. *	996,498	9,606,241
Renewable Energy Group, Inc. *	152,920	11,892,588
Security	Number of Shares	Value ($)
REX American Resources Corp. *	20,398	1,918,840
RPC, Inc. *	224,689	1,426,775
Select Energy Services, Inc., Class A *	248,147	1,568,289
SM Energy Co.	413,574	5,732,136
Southwestern Energy Co. *	2,511,110	10,169,996
Talos Energy, Inc. *	90,837	961,964
TechnipFMC plc	1,649,093	13,555,544
Tellurian, Inc. *	703,680	2,174,371
Tidewater, Inc. *	160,030	1,993,974
Transocean Ltd. *	2,246,742	7,796,195
US Silica Holdings, Inc.	284,816	3,790,901
W&T Offshore, Inc. *	370,841	1,220,067
Whiting Petroleum Corp. *	148,043	5,077,875
World Fuel Services Corp.	246,693	7,667,218
		389,831,631

Food & Staples Retailing 0.9%
Albertsons Cos., Inc., Class A (a)	183,841	2,972,709
BJ's Wholesale Club Holdings, Inc. *	533,028	21,417,065
Casey's General Stores, Inc.	143,790	29,039,828
Grocery Outlet Holding Corp. *	334,354	12,033,401
Ingles Markets, Inc., Class A	55,038	2,859,775
Natural Grocers by Vitamin Cottage, Inc.	49,948	703,268
Performance Food Group Co. *	518,859	28,142,912
PriceSmart, Inc.	90,521	8,730,751
Rite Aid Corp. *	213,957	4,189,278
SpartanNash Co.	139,040	2,534,699
Sprouts Farmers Market, Inc. *	458,647	9,682,038
The Andersons, Inc.	119,166	3,114,999
The Chefs' Warehouse, Inc. *	126,145	3,928,155
United Natural Foods, Inc. *	217,977	5,765,492
Village Super Market, Inc., Class A	32,364	745,990
Weis Markets, Inc.	63,629	3,400,970
		139,261,330

Food, Beverage & Tobacco 1.6%
Alico, Inc.	17,344	514,076
B&G Foods, Inc. (a)	249,694	7,573,219
Cal-Maine Foods, Inc. *	145,216	5,532,730
Calavo Growers, Inc.	64,477	4,851,894
Celsius Holdings, Inc. *	103,452	6,158,498
Coca-Cola Consolidated, Inc.	18,178	4,665,565
Darling Ingredients, Inc. *	630,741	39,761,913
Flowers Foods, Inc.	763,969	16,616,326
Fresh Del Monte Produce, Inc.	117,548	3,025,686
Freshpet, Inc. *	166,424	25,942,173
Hostess Brands, Inc. *	489,676	7,046,438
J&J Snack Foods Corp.	58,194	9,238,879
John B Sanfilippo & Son, Inc.	34,233	2,959,785
Laird Superfood, Inc. *(a)	10,795	426,079
Lancaster Colony Corp.	75,962	13,268,283
Landec Corp. *	101,894	1,136,118
Limoneira Co.	56,776	870,376
MGP Ingredients, Inc.	51,034	3,260,052
Mission Produce, Inc. *	31,277	655,566
National Beverage Corp.	90,459	4,311,276
Pilgrim's Pride Corp. *	189,179	4,235,718
Sanderson Farms, Inc.	76,912	11,729,080
Seaboard Corp.	995	3,296,574
Seneca Foods Corp., Class A *	29,960	1,631,622
Simply Good Foods Co. *	326,829	9,533,602
Tattooed Chef, Inc. *	85,782	1,709,635
The Hain Celestial Group, Inc. *	320,829	13,532,567
Tootsie Roll Industries, Inc.	67,225	2,071,202
TreeHouse Foods, Inc. *	219,497	10,979,240

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Turning Point Brands, Inc.	46,187	2,272,400
Universal Corp.	95,087	4,832,321
Utz Brands, Inc.	151,662	3,832,499
Vector Group Ltd.	494,459	6,749,365
Vital Farms, Inc. *	60,342	1,636,475
		235,857,232

Health Care Equipment & Services 6.7%
1Life Healthcare, Inc. *	294,329	13,983,571
Acadia Healthcare Co., Inc. *	345,544	19,087,851
Accelerate Diagnostics, Inc. *	120,614	1,207,346
Accolade, Inc. *	60,187	2,667,488
Accuray, Inc. *	359,020	1,787,920
Acutus Medical, Inc. *	40,226	835,092
AdaptHealth Corp. *	199,409	6,135,815
Addus HomeCare Corp. *	58,379	6,279,829
Allscripts Healthcare Solutions, Inc. *	614,217	9,477,368
Amedisys, Inc. *	127,447	32,325,657
American Well Corp., Class A *	217,807	5,329,737
AMN Healthcare Services, Inc. *	182,586	13,305,042
AngioDynamics, Inc. *	146,640	3,072,108
Antares Pharma, Inc. *	592,192	2,516,816
Apollo Medical Holdings, Inc. *	51,263	1,268,759
AtriCure, Inc. *	175,070	11,426,819
Atrion Corp.	5,515	3,446,324
Avanos Medical, Inc. *	185,850	8,545,383
AxoGen, Inc. *	135,016	2,983,854
Axonics Modulation Technologies, Inc. *	114,543	5,762,658
Biodesix, Inc. *	14,812	292,389
BioLife Solutions, Inc. *	98,939	3,881,377
Brookdale Senior Living, Inc. *	712,528	4,146,913
Cantel Medical Corp. *	145,900	10,837,452
Cardiovascular Systems, Inc. *	155,944	6,440,487
Castle Biosciences, Inc. *	68,583	5,217,795
Castlight Health, Inc., Class B *	331,513	563,572
Cerus Corp. *	650,352	3,993,161
Change Healthcare, Inc. *	887,529	20,297,788
Community Health Systems, Inc. *	437,283	3,743,142
Computer Programs & Systems, Inc.	50,008	1,572,752
CONMED Corp.	110,949	13,653,384
CorVel Corp. *	35,397	3,592,795
Covetrus, Inc. *	384,907	14,303,144
CryoLife, Inc. *	152,364	3,847,191
CryoPort, Inc. *	169,141	10,053,741
Eargo, Inc. *	39,951	2,333,538
Envista Holdings Corp. *	619,840	23,888,634
Evolent Health, Inc., Class A *	303,413	6,113,772
Fulgent Genetics, Inc. *	50,820	5,146,033
GenMark Diagnostics, Inc. *	265,566	5,191,815
Glaukos Corp. *	174,643	16,514,242
Globus Medical, Inc., Class A *	296,741	18,546,312
GoodRx Holdings, Inc., Class A *	153,581	6,837,426
Hanger, Inc. *	148,035	3,253,809
Health Catalyst, Inc. *	123,599	5,993,316
HealthEquity, Inc. *	318,711	26,245,851
HealthStream, Inc. *	98,530	2,295,749
Heska Corp. *	34,522	6,503,945
HMS Holdings Corp. *	343,725	12,643,924
ICU Medical, Inc. *	75,792	15,726,840
Inari Medical, Inc. *	32,045	3,351,907
Inogen, Inc. *	71,268	3,740,857
Inovalon Holdings, Inc., Class A *	299,699	7,360,607
Inspire Medical Systems, Inc. *	104,608	24,351,696
Integer Holdings Corp. *	127,682	11,260,276
Integra LifeSciences Holdings Corp. *	274,778	18,778,329
Intersect ENT, Inc. *	127,078	2,898,649
Invacare Corp.	136,392	1,241,167
Security	Number of Shares	Value ($)
iRhythm Technologies, Inc. *	112,252	18,061,347
Lantheus Holdings, Inc. *	260,037	4,857,491
LeMaitre Vascular, Inc.	66,210	3,402,532
LHC Group, Inc. *	122,741	22,303,267
LivaNova plc *	188,618	14,625,440
Magellan Health, Inc. *	88,587	8,266,939
MEDNAX, Inc. *	332,745	8,128,960
Meridian Bioscience, Inc. *	167,105	3,522,573
Merit Medical Systems, Inc. *	190,067	10,590,533
Mesa Laboratories, Inc.	18,894	5,137,468
ModivCare, Inc. *	48,282	6,192,649
Multiplan Corp. *	1,011,690	7,193,116
National HealthCare Corp.	47,587	3,309,676
National Research Corp.	51,934	2,683,430
Natus Medical, Inc. *	131,692	3,412,140
Neogen Corp. *	206,216	16,893,215
Nevro Corp. *	133,705	22,085,392
NextGen Healthcare, Inc. *	215,300	4,026,110
Novocure Ltd. *	328,666	49,004,101
NuVasive, Inc. *	198,886	11,998,792
Omnicell, Inc. *	164,754	20,907,283
Ontrak, Inc. *(a)	30,220	1,781,167
Option Care Health, Inc. *	304,737	5,847,903
OraSure Technologies, Inc. *	278,936	2,956,722
Orthofix Medical, Inc. *	75,095	3,492,668
OrthoPediatrics Corp. *	52,235	2,844,718
Outset Medical, Inc. *	52,937	2,635,733
Owens & Minor, Inc.	285,697	9,716,555
Patterson Cos., Inc.	337,116	10,470,823
PetIQ, Inc. *	84,634	2,917,334
Phreesia, Inc. *	116,956	7,163,555
Premier, Inc., Class A	275,286	9,310,173
Progyny, Inc. *	141,412	5,952,031
Pulmonx Corp. *	40,041	2,275,530
R1 RCM, Inc. *	453,558	12,536,343
RadNet, Inc. *	166,501	3,070,278
Schrodinger, Inc. *	131,186	13,443,941
SeaSpine Holdings Corp. *	88,227	1,669,255
Select Medical Holdings Corp. *	418,115	13,233,340
Shockwave Medical, Inc. *	121,151	14,145,591
SI-BONE, Inc. *	102,639	3,221,838
Silk Road Medical, Inc. *	132,055	7,232,652
Simulations Plus, Inc.	58,911	4,225,097
SmileDirectClub, Inc. *	331,012	3,839,739
SOC Telemed, Inc. *(a)	145,327	1,155,350
STAAR Surgical Co. *	179,141	18,632,455
Surgery Partners, Inc. *	110,752	4,371,381
Surmodics, Inc. *	53,794	2,805,357
Tabula Rasa HealthCare, Inc. *	85,463	3,465,525
Tactile Systems Technology, Inc. *	75,439	3,833,810
Tandem Diabetes Care, Inc. *	241,634	23,194,448
Tenet Healthcare Corp. *	409,872	20,911,669
The Ensign Group, Inc.	198,031	16,242,503
The Pennant Group, Inc. *	98,504	5,199,041
Tivity Health, Inc. *	145,308	3,458,330
TransMedics Group, Inc. *	94,936	3,407,253
Triple-S Management Corp., Class B *	90,372	2,286,412
US Physical Therapy, Inc.	49,904	5,850,745
Vapotherm, Inc. *	83,163	2,020,861
Varex Imaging Corp. *	151,559	3,475,248
ViewRay, Inc. *	437,678	1,908,276
Vocera Communications, Inc. *	126,074	5,401,010
		1,006,306,328

Household & Personal Products 0.7%
BellRing Brands, Inc., Class A *	153,368	3,484,521
Central Garden & Pet Co. *	38,457	1,753,639

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Central Garden & Pet Co., Class A *	150,689	6,255,100
Coty, Inc., Class A *	1,101,496	8,448,474
Edgewell Personal Care Co.	211,253	6,462,229
elf Beauty, Inc. *	148,305	3,804,023
Energizer Holdings, Inc.	225,948	9,444,627
Inter Parfums, Inc.	68,566	5,016,974
Medifast, Inc.	45,771	11,579,605
Nu Skin Enterprises, Inc., Class A	198,061	10,136,762
Revlon, Inc., Class A *(a)	28,371	321,444
Spectrum Brands Holdings, Inc.	150,557	11,675,695
USANA Health Sciences, Inc. *	46,574	4,520,473
WD-40 Co.	53,072	16,545,196
		99,448,762

Insurance 2.5%
Ambac Financial Group, Inc. *	177,981	3,016,778
American Equity Investment Life Holding Co.	357,576	9,879,825
American National Group, Inc.	35,287	3,176,536
AMERISAFE, Inc.	75,129	4,396,549
Argo Group International Holdings Ltd.	134,710	6,224,949
Assured Guaranty Ltd.	313,605	13,867,613
Axis Capital Holdings Ltd.	311,175	15,723,673
Brighthouse Financial, Inc. *	347,874	13,876,694
BRP Group, Inc., Class A *	165,080	4,379,572
Citizens, Inc. *	172,609	1,047,737
CNO Financial Group, Inc.	539,832	12,988,358
Crawford & Co., Class A	63,682	598,611
Crawford & Co., Class B	33,654	306,251
Donegal Group, Inc., Class A	56,310	771,447
eHealth, Inc. *	100,693	5,983,178
Employers Holdings, Inc.	112,637	3,749,686
Enstar Group Ltd. *	51,110	10,865,475
FBL Financial Group, Inc., Class A	37,578	2,143,449
First American Financial Corp.	433,867	22,795,372
Genworth Financial, Inc., Class A *	1,966,652	6,135,954
GoHealth, Inc., Class A *	166,493	2,259,310
Goosehead Insurance, Inc., Class A	62,748	8,128,376
Greenlight Capital Re Ltd., Class A *	102,963	802,082
Horace Mann Educators Corp.	160,904	6,201,240
Independence Holding Co.	32,981	1,253,608
James River Group Holdings Ltd.	119,027	5,464,530
Kemper Corp.	238,763	18,055,258
Kinsale Capital Group, Inc.	83,032	14,618,614
Lemonade, Inc. *	67,401	8,478,372
MBIA, Inc. *	184,517	1,346,974
Mercury General Corp.	103,159	6,024,486
National Western Life Group, Inc., Class A	8,821	1,842,089
NI Holdings, Inc. *	30,687	547,149
Palomar Holdings, Inc. *	84,252	7,172,373
Primerica, Inc.	152,756	21,573,730
ProAssurance Corp.	209,236	5,178,591
ProSight Global, Inc. *	34,400	434,816
RLI Corp.	154,003	16,068,673
Root, Inc., Class A *(a)	103,272	1,393,139
Safety Insurance Group, Inc.	54,989	4,348,530
Selective Insurance Group, Inc.	232,449	15,767,016
Selectquote, Inc. *	126,074	3,845,257
State Auto Financial Corp.	69,197	1,296,752
Stewart Information Services Corp.	103,907	4,904,410
The Hanover Insurance Group, Inc.	144,680	16,688,838
Third Point Reinsurance Ltd. *	330,638	3,375,814
Trean Insurance Group, Inc. *	42,412	717,611
Trupanion, Inc. *	127,092	12,297,422
United Fire Group, Inc.	83,330	2,454,068
United Insurance Holdings Corp.	81,854	509,132
Security	Number of Shares	Value ($)
Universal Insurance Holdings, Inc.	110,739	1,648,904
Unum Group	790,928	20,943,773
Watford Holdings Ltd. *	77,275	2,676,033
White Mountains Insurance Group Ltd.	12,071	14,425,569
		374,670,246

Materials 3.9%
AdvanSix, Inc. *	108,420	3,014,076
Alcoa Corp. *	722,167	17,729,200
Allegheny Technologies, Inc. *	492,799	9,688,428
American Vanguard Corp.	102,048	1,991,977
Amyris, Inc. *	594,354	8,202,085
Arconic Corp. *	377,527	8,275,392
Avient Corp.	355,495	15,364,494
Balchem Corp.	125,535	14,983,858
Cabot Corp.	220,022	10,831,683
Carpenter Technology Corp.	186,512	7,583,578
Century Aluminum Co. *	193,870	2,661,835
Chase Corp.	28,578	3,077,279
Clearwater Paper Corp. *	64,307	2,251,388
Cleveland-Cliffs, Inc.	1,789,128	23,866,968
Coeur Mining, Inc. *	947,410	8,536,164
Commercial Metals Co.	466,108	11,722,616
Compass Minerals International, Inc.	131,943	8,324,284
Domtar Corp.	214,500	7,947,225
Eagle Materials, Inc.	162,495	20,373,623
Element Solutions, Inc.	845,342	15,258,423
Ferro Corp. *	319,760	5,074,591
Forterra, Inc. *	75,366	1,753,767
FutureFuel Corp.	98,788	1,450,208
Gatos Silver, Inc. *(a)	86,445	1,206,772
GCP Applied Technologies, Inc. *	187,422	4,646,191
Glatfelter Corp.	172,368	2,766,506
Graphic Packaging Holding Co.	1,052,973	16,710,682
Greif, Inc., Class A	102,773	4,963,936
Greif, Inc., Class B	23,755	1,175,873
H.B. Fuller Co.	201,025	11,271,472
Hawkins, Inc.	36,612	2,291,911
Haynes International, Inc.	51,427	1,436,356
Hecla Mining Co.	2,062,282	13,466,701
Ingevity Corp. *	160,379	11,143,133
Innospec, Inc.	95,506	9,593,578
Kaiser Aluminum Corp.	61,423	7,008,364
Koppers Holdings, Inc. *	81,467	2,721,812
Kraton Corp. *	123,789	4,603,713
Kronos Worldwide, Inc.	86,996	1,257,092
Livent Corp. *	568,756	10,590,237
Loop Industries, Inc. *(a)	84,767	729,844
Louisiana-Pacific Corp.	425,018	20,235,107
Materion Corp.	78,857	5,400,127
McEwen Mining, Inc. *(a)	926,340	1,028,237
Mercer International, Inc.	151,565	2,329,554
Minerals Technologies, Inc.	132,143	9,412,546
Myers Industries, Inc.	139,089	3,079,430
Neenah, Inc.	65,268	3,610,626
O-I Glass, Inc. *	610,927	7,135,627
Olin Corp.	552,092	17,081,727
Orion Engineered Carbons S.A.	235,126	4,161,730
Pactiv Evergreen, Inc.	157,554	2,202,605
PQ Group Holdings, Inc.	155,975	2,395,776
Quaker Chemical Corp.	51,444	14,526,757
Ranpak Holdings Corp. *	141,613	2,550,450
Rayonier Advanced Materials, Inc. *	242,874	2,246,585
Resolute Forest Products, Inc. *	316,608	2,950,787
Schnitzer Steel Industries, Inc., Class A	104,472	3,608,463
Schweitzer-Mauduit International, Inc.	121,664	5,681,709
Sensient Technologies Corp.	164,612	12,815,044

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Silgan Holdings, Inc.	304,729	11,445,621
Stepan Co.	82,937	10,009,667
Summit Materials, Inc., Class A *	443,506	12,289,551
SunCoke Energy, Inc.	317,761	2,030,493
The Chemours Co.	638,664	15,027,764
TimkenSteel Corp. *	150,125	1,213,010
Tredegar Corp.	98,887	1,507,038
Trinseo S.A.	148,812	9,629,625
Tronox Holdings plc, Class A	421,538	7,731,007
United States Lime & Minerals, Inc.	7,888	1,105,424
United States Steel Corp.	1,022,799	16,988,691
US Concrete, Inc. *	61,317	3,155,373
Valhi, Inc.	8,277	152,959
Valvoline, Inc.	721,900	18,018,624
Venator Materials plc *	219,580	840,991
Verso Corp., Class A	129,952	1,624,400
W.R. Grace & Co.	241,554	14,314,490
Warrior Met Coal, Inc.	198,923	3,813,354
Worthington Industries, Inc.	139,391	8,905,691
		579,803,975

Media & Entertainment 2.1%
Advantage Solutions, Inc. *(a)	407,857	3,691,106
AMC Entertainment Holdings, Inc., Class A (a)	422,561	3,384,714
AMC Networks, Inc., Class A *	115,370	7,567,118
ANGI Homeservices, Inc., Class A *	302,417	4,519,622
Cardlytics, Inc. *	106,576	14,113,860
Cargurus, Inc. *	336,748	8,738,611
Cars.com, Inc. *	261,845	3,055,731
Cinemark Holdings, Inc.	417,751	9,378,510
Clear Channel Outdoor Holdings, Inc. *	1,815,884	3,123,320
Emerald Holding, Inc. *	97,222	531,804
Entercom Communications Corp., Class A	447,302	1,999,440
Eventbrite, Inc., Class A *	264,655	5,258,695
EverQuote, Inc., Class A *	38,514	1,886,416
Gannett Co., Inc. *	513,768	2,543,152
Glu Mobile, Inc. *	575,189	7,178,359
Gray Television, Inc. *	346,094	6,281,606
Hemisphere Media Group, Inc. *	63,060	696,813
iHeartMedia, Inc., Class A *	246,705	3,471,139
John Wiley & Sons, Inc., Class A	173,403	9,134,870
Liberty Media Corp. - Liberty Braves, Class A *	39,814	1,169,735
Liberty Media Corp. - Liberty Braves, Class C *	136,591	3,932,455
Liberty TripAdvisor Holdings, Inc., Class A *	274,225	1,543,887
Lions Gate Entertainment Corp., Class A *	230,701	3,349,778
Lions Gate Entertainment Corp., Class B *	473,311	5,935,320
Loral Space & Communications, Inc.	49,489	2,194,342
Madison Square Garden Entertainment Corp. *	68,466	7,378,581
Madison Square Garden Sports Corp. *	67,691	13,020,364
MediaAlpha, Inc., Class A *	37,158	1,951,167
Meredith Corp. *	157,155	3,894,301
MSG Networks, Inc., Class A *	170,991	2,900,007
National CineMedia, Inc.	243,054	1,147,215
Nexstar Media Group, Inc., Class A	171,015	23,523,113
QuinStreet, Inc. *	189,251	4,521,206
Scholastic Corp.	116,018	3,341,318
Sciplay Corp., Class A *	90,327	1,639,435
Sinclair Broadcast Group, Inc., Class A	181,755	5,621,682
Security	Number of Shares	Value ($)
TechTarget, Inc. *	91,755	7,673,471
TEGNA, Inc.	851,937	15,530,811
The E.W. Scripps Co., Class A	221,755	4,173,429
The Marcus Corp. *	91,777	1,802,500
The New York Times Co., Class A	563,341	28,826,159
Tribune Publishing Co. *	99,817	1,694,893
TripAdvisor, Inc. *	373,709	18,543,441
TrueCar, Inc. *	372,335	2,018,056
Warner Music Group Corp., Class A	343,774	12,193,664
WideOpenWest, Inc. *	201,138	2,825,989
World Wrestling Entertainment, Inc., Class A	181,376	8,959,974
Yelp, Inc. *	270,336	10,194,371
ZoomInfo Technologies, Inc., Class A *	317,382	16,637,164
		314,692,714

Pharmaceuticals, Biotechnology & Life Sciences 10.7%
10X Genomics, Inc., Class A *	264,781	47,128,370
89bio, Inc. *	33,873	831,921
ACADIA Pharmaceuticals, Inc. *	450,814	22,076,362
Acceleron Pharma, Inc. *	203,677	27,732,660
Adaptive Biotechnologies Corp. *	318,795	18,034,233
Adverum Biotechnologies, Inc. *	348,757	4,474,552
Aerie Pharmaceuticals, Inc. *	180,060	3,311,303
Agenus, Inc. *	611,210	2,444,840
Agios Pharmaceuticals, Inc. *	223,484	10,602,081
Akebia Therapeutics, Inc. *	555,818	1,923,130
Akero Therapeutics, Inc. *	68,326	2,077,110
Akouos, Inc. *	53,771	1,095,315
Alector, Inc. *	203,264	3,695,340
Aligos Therapeutics, Inc. *	40,510	1,164,257
Alkermes plc *	618,021	11,767,120
Allakos, Inc. *	122,326	14,823,465
Allogene Therapeutics, Inc. *	256,345	8,897,735
Allovir, Inc. *	65,077	2,379,215
Altimmune, Inc. *	100,162	1,596,582
ALX Oncology Holdings, Inc. *	44,833	3,599,642
Amicus Therapeutics, Inc. *	1,011,642	12,422,964
Amneal Pharmaceuticals, Inc. *	438,629	2,364,210
Amphastar Pharmaceuticals, Inc. *	142,062	2,490,347
AnaptysBio, Inc. *	82,150	2,357,705
ANI Pharmaceuticals, Inc. *	37,970	1,104,927
Anika Therapeutics, Inc. *	54,988	2,018,060
Annexon, Inc. *	60,584	1,763,600
Apellis Pharmaceuticals, Inc. *	214,498	10,332,369
Applied Molecular Transport, Inc. *	57,011	2,786,128
Aprea Therapeutics, Inc. *	48,536	292,672
Arcturus Therapeutics Holdings, Inc. *	78,129	4,115,054
Arcus Biosciences, Inc. *	171,623	6,051,427
Arcutis Biotherapeutics, Inc. *	105,065	3,590,071
Arena Pharmaceuticals, Inc. *	225,894	18,150,583
Arrowhead Pharmaceuticals, Inc. *	399,188	31,799,316
Arvinas, Inc. *	120,111	9,404,691
Assembly Biosciences, Inc. *	130,228	661,558
Atara Biotherapeutics, Inc. *	301,744	5,063,264
Atea Pharmaceuticals, Inc. *	47,796	3,601,907
Athenex, Inc. *	282,262	3,415,370
Athira Pharma, Inc. *	49,000	1,080,940
Avidity Biosciences, Inc. *	63,754	1,538,384
Avrobio, Inc. *	134,894	1,483,834
Axsome Therapeutics, Inc. *	102,960	6,935,386
Beam Therapeutics, Inc. *	103,527	9,227,362
Berkeley Lights, Inc. *	32,340	2,004,110
BioCryst Pharmaceuticals, Inc. *	686,525	7,400,740
Biohaven Pharmaceutical Holding Co., Ltd. *	197,841	16,812,528
Bioxcel Therapeutics, Inc. *	57,329	3,073,408

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Black Diamond Therapeutics, Inc. *	61,128	1,711,584
Blueprint Medicines Corp. *	216,477	21,262,371
Bridgebio Pharma, Inc. *	375,185	26,518,076
Bruker Corp.	399,818	24,380,902
C4 Therapeutics, Inc. *	38,179	1,638,643
Cara Therapeutics, Inc. *	165,716	3,040,889
CareDx, Inc. *	191,329	15,130,297
CASI Pharmaceuticals, Inc. *	309,908	762,374
Catalyst Pharmaceuticals, Inc. *	381,917	1,485,657
Cerevel Therapeutics Holdings, Inc. *	142,673	2,162,923
ChemoCentryx, Inc. *	193,659	13,137,827
Chimerix, Inc. *	187,430	1,838,688
Clovis Oncology, Inc. *(a)	340,042	2,036,852
Codexis, Inc. *	217,085	4,799,749
Coherus Biosciences, Inc. *	246,457	4,002,462
Collegium Pharmaceutical, Inc. *	133,974	3,160,447
Constellation Pharmaceuticals, Inc. *	120,159	3,028,007
Corbus Pharmaceuticals Holdings, Inc. *(a)	285,396	622,163
Corcept Therapeutics, Inc. *	406,477	10,222,897
Cortexyme, Inc. *(a)	50,786	1,730,279
Crinetics Pharmaceuticals, Inc. *	79,596	1,217,023
Cue Biopharma, Inc. *	106,321	1,447,029
Cyclerion Therapeutics, Inc. *	122,473	470,296
Cymabay Therapeutics, Inc. *	238,638	1,145,462
Cytokinetics, Inc. *	275,171	5,153,953
CytomX Therapeutics, Inc. *	176,906	1,388,712
Deciphera Pharmaceuticals, Inc. *	154,831	6,778,501
Denali Therapeutics, Inc. *	311,951	22,398,082
Dicerna Pharmaceuticals, Inc. *	253,893	6,850,033
Dynavax Technologies Corp. *	388,497	3,399,349
Dyne Therapeutics, Inc. *	72,038	1,330,542
Eagle Pharmaceuticals, Inc. *	44,975	2,001,388
Editas Medicine, Inc. *	257,344	11,287,108
Eloxx Pharmaceuticals, Inc. *	105,824	477,266
Emergent BioSolutions, Inc. *	174,981	16,798,176
Enanta Pharmaceuticals, Inc. *	69,361	3,420,885
Endo International plc *	895,412	7,100,617
Epizyme, Inc. *	359,265	3,445,351
Esperion Therapeutics, Inc. *(a)	108,318	2,966,830
Evelo Biosciences, Inc. *(a)	78,579	956,306
Fate Therapeutics, Inc. *	302,643	27,153,130
FibroGen, Inc. *	324,838	16,251,645
Five Prime Therapeutics, Inc. *	179,822	3,997,443
Flexion Therapeutics, Inc. *	174,390	1,921,778
Foghorn Therapeutics, Inc. *	28,806	474,147
Forma Therapeutics Holdings, Inc. *	79,005	3,050,383
Frequency Therapeutics, Inc. *	120,582	5,933,840
G1 Therapeutics, Inc. *	113,403	2,506,206
Generation Bio Co. *	80,786	2,821,047
Geron Corp. *	1,201,741	2,151,116
Global Blood Therapeutics, Inc. *	240,138	10,229,879
Gossamer Bio, Inc. *	184,538	1,734,657
Graybug Vision, Inc. *	22,578	453,366
Gritstone Oncology, Inc. *	73,387	995,862
Halozyme Therapeutics, Inc. *	493,807	22,344,767
Harpoon Therapeutics, Inc. *	58,803	1,134,310
Heron Therapeutics, Inc. *	317,898	5,747,596
Homology Medicines, Inc. *	128,544	1,380,563
Humanigen, Inc. *(a)	160,495	2,983,602
IGM Biosciences, Inc. *	26,149	2,286,207
IMARA, Inc. *(a)	17,674	222,516
ImmunoGen, Inc. *	728,071	6,370,621
Immunovant, Inc. *	193,923	3,060,105
Inhibrx, Inc. *	27,678	703,575
Innoviva, Inc. *	244,315	2,792,520
Inovio Pharmaceuticals, Inc. *(a)	727,946	8,080,201
Inozyme Pharma, Inc. *	27,465	549,300
Security	Number of Shares	Value ($)
Insmed, Inc. *	395,306	14,140,096
Intellia Therapeutics, Inc. *	228,233	13,798,967
Intercept Pharmaceuticals, Inc. *	102,078	2,211,009
Intra-Cellular Therapies, Inc. *	273,994	9,707,607
Invitae Corp. *	626,491	25,141,084
Iovance Biotherapeutics, Inc. *	535,800	19,985,340
Ironwood Pharmaceuticals, Inc. *	622,521	5,745,869
iTeos Therapeutics, Inc. *	44,087	1,833,137
Jounce Therapeutics, Inc. *	65,930	723,911
Kadmon Holdings, Inc. *	619,838	2,845,056
Kaleido Biosciences, Inc. *	61,999	553,651
Karuna Therapeutics, Inc. *	63,449	7,928,587
Karyopharm Therapeutics, Inc. *	248,979	3,440,890
Keros Therapeutics, Inc. *	24,003	1,571,476
Kodiak Sciences, Inc. *	122,291	15,776,762
Kronos Bio, Inc. *	52,017	1,512,134
Krystal Biotech, Inc. *	60,403	4,765,193
Kura Oncology, Inc. *	251,269	7,035,532
Kymera Therapeutics, Inc. *	34,413	1,651,136
Lannett Co., Inc. *	135,574	821,578
Lexicon Pharmaceuticals, Inc. *	213,331	1,533,850
Ligand Pharmaceuticals, Inc. *	62,453	9,256,784
Luminex Corp.	168,311	5,473,474
MacroGenics, Inc. *	218,195	5,457,057
Madrigal Pharmaceuticals, Inc. *	35,975	4,359,810
MannKind Corp. *	901,596	5,148,113
Medpace Holdings, Inc. *	107,099	17,396,091
Mersana Therapeutics, Inc. *	212,945	3,871,340
MiMedx Group, Inc. *	379,109	3,756,970
Mirati Therapeutics, Inc. *	175,763	35,314,302
Mirum Pharmaceuticals, Inc. *	41,214	756,689
Molecular Templates, Inc. *	137,371	1,497,344
Morphic Holding, Inc. *	41,237	1,491,130
Myriad Genetics, Inc. *	292,188	8,908,812
NanoString Technologies, Inc. *	170,965	11,931,647
NantKwest, Inc. *(a)	157,792	5,129,818
Natera, Inc. *	301,844	35,041,070
Nektar Therapeutics *	697,273	15,821,124
NeoGenomics, Inc. *	431,137	21,975,053
NextCure, Inc. *	56,726	644,407
NGM Biopharmaceuticals, Inc. *	69,000	1,843,680
Nkarta, Inc. *	63,238	3,083,485
Nurix Therapeutics, Inc. *	45,094	1,605,797
Odonate Therapeutics, Inc. *	77,386	1,628,975
Omeros Corp. *(a)	239,635	4,778,322
Oncorus, Inc. *(a)	23,362	369,120
OPKO Health, Inc. *	1,693,032	7,618,644
Optinose, Inc. *(a)	140,066	543,456
Organogenesis Holdings, Inc. *	188,674	2,869,732
ORIC Pharmaceuticals, Inc. *	54,148	1,754,395
Osmotica Pharmaceuticals plc *(a)	59,673	226,757
Oyster Point Pharma, Inc. *	49,989	990,282
Pacific Biosciences of California, Inc. *	729,302	22,294,762
Pacira BioSciences, Inc. *	169,802	12,480,447
Paratek Pharmaceuticals, Inc. *	156,636	1,171,637
Passage Bio, Inc. *	93,280	1,680,906
PDL BioPharma, Inc. *(b)	430,207	1,062,611
Personalis, Inc. *	105,079	3,239,586
Phathom Pharmaceuticals, Inc. *	46,957	2,068,456
Phibro Animal Health Corp., Class A	80,316	1,732,416
Pliant Therapeutics, Inc. *	36,346	1,202,689
PMV Pharmaceuticals, Inc. *	46,760	1,759,579
Poseida Therapeutics, Inc. *	56,353	622,137
Praxis Precision Medicines, Inc. *(a)	39,975	1,738,913
Precigen, Inc. *	280,889	2,370,703
Precision BioSciences, Inc. *	160,789	1,923,036
Prelude Therapeutics, Inc. *	42,281	2,635,375
Prestige Consumer Healthcare, Inc. *	194,612	8,117,267

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Protagonist Therapeutics, Inc. *	136,755	3,223,315
Prothena Corp. plc *	101,675	2,269,386
Provention Bio, Inc. *	186,673	2,374,481
PTC Therapeutics, Inc. *	265,214	15,143,719
Puma Biotechnology, Inc. *	136,787	1,362,399
Quanterix Corp. *	102,605	7,772,329
Radius Health, Inc. *	180,786	3,364,427
RAPT Therapeutics, Inc. *	37,775	685,616
Reata Pharmaceuticals, Inc., Class A *	102,477	12,528,838
REGENXBIO, Inc. *	132,985	5,440,416
Relay Therapeutics, Inc. *	80,224	3,310,844
Relmada Therapeutics, Inc. *	53,302	1,777,089
Repligen Corp. *	195,568	41,536,688
Replimune Group, Inc. *	99,615	3,449,667
Revance Therapeutics, Inc. *	239,373	6,285,935
REVOLUTION Medicines, Inc. *	182,161	8,321,114
Rhythm Pharmaceuticals, Inc. *	139,644	3,619,572
Rocket Pharmaceuticals, Inc. *	162,532	9,033,529
Rubius Therapeutics, Inc. *	142,605	1,480,240
Sage Therapeutics, Inc. *	202,029	17,172,465
Sangamo Therapeutics, Inc. *	456,381	5,243,818
Satsuma Pharmaceuticals, Inc. *	33,107	188,048
Seres Therapeutics, Inc. *	219,816	4,185,297
Shattuck Labs, Inc. *	48,378	1,998,011
SIGA Technologies, Inc. *	169,129	1,068,895
Sorrento Therapeutics, Inc. *(a)	858,396	8,300,689
Spectrum Pharmaceuticals, Inc. *	567,523	1,946,604
SpringWorks Therapeutics, Inc. *	105,952	9,117,170
Spruce Biosciences, Inc. *(a)	23,958	500,722
SQZ Biotechnologies Co. *	16,469	247,035
Stoke Therapeutics, Inc. *	77,293	4,629,078
Supernus Pharmaceuticals, Inc. *	204,766	5,502,062
Syndax Pharmaceuticals, Inc. *	119,042	2,905,815
Syros Pharmaceuticals, Inc. *	133,375	1,120,350
Tarsus Pharmaceuticals, Inc. *	22,696	822,730
Taysha Gene Therapies, Inc. *	31,755	812,610
TCR2 Therapeutics, Inc. *	90,623	2,397,885
TG Therapeutics, Inc. *	418,671	18,325,230
TherapeuticsMD, Inc. *(a)	1,044,815	1,588,119
Theravance Biopharma, Inc. *	193,956	3,213,851
Translate Bio, Inc. *	268,712	6,271,738
Travere Therapeutics, Inc. *	203,495	6,271,716
Tricida, Inc. *	117,100	598,381
Turning Point Therapeutics, Inc. *	164,706	19,420,484
Twist Bioscience Corp. *	159,990	22,021,024
Ultragenyx Pharmaceutical, Inc. *	241,649	34,202,999
uniQure N.V. *	145,235	5,330,125
United Therapeutics Corp. *	172,599	28,855,101
UNITY Biotechnology, Inc. *	125,981	857,931
Vanda Pharmaceuticals, Inc. *	212,493	3,962,994
Vaxart, Inc. *(a)	425,528	3,042,525
Vaxcyte, Inc. *	69,235	1,631,177
VBI Vaccines, Inc. *(a)	883,877	2,978,665
Veracyte, Inc. *	253,973	14,745,672
Vericel Corp. *	176,516	8,522,192
Viela Bio, Inc. *	63,643	3,385,808
Vir Biotechnology, Inc. *	252,454	15,811,194
Voyager Therapeutics, Inc. *	102,421	580,727
WaVe Life Sciences Ltd. *	132,354	1,245,451
Xencor, Inc. *	223,359	11,004,898
Y-mAbs Therapeutics, Inc. *	98,094	3,449,966
Zentalis Pharmaceuticals, Inc. *	56,908	2,392,412
ZIOPHARM Oncology, Inc. *	832,714	4,438,366
Zogenix, Inc. *	216,325	4,588,253
		1,602,277,478

Security	Number of Shares	Value ($)
Real Estate 6.6%
Acadia Realty Trust	335,181	6,338,273
Agree Realty Corp.	227,491	14,686,819
Alexander & Baldwin, Inc.	281,204	4,912,634
Alexander's, Inc.	8,314	2,254,009
Altisource Portfolio Solutions S.A. *	34,073	346,522
American Assets Trust, Inc.	194,411	6,042,294
American Finance Trust, Inc.	422,289	3,741,481
Apple Hospitality REIT, Inc.	807,102	11,501,203
Armada Hoffler Properties, Inc.	225,023	2,905,047
Brandywine Realty Trust	663,140	8,110,202
Brixmor Property Group, Inc.	1,151,658	22,664,629
Broadstone Net Lease, Inc., Class A	142,805	2,583,342
CareTrust REIT, Inc.	372,276	8,257,082
Centerspace	50,510	3,466,501
Chatham Lodging Trust *	181,787	2,532,293
CIM Commercial Trust Corp.	44,590	541,769
City Office REIT, Inc.	172,512	1,752,722
Colony Capital, Inc.	1,872,029	11,082,412
Columbia Property Trust, Inc.	444,524	6,276,679
Community Healthcare Trust, Inc.	86,274	3,781,389
CorEnergy Infrastructure Trust, Inc.	51,455	384,369
CorePoint Lodging, Inc.	154,544	1,407,896
CoreSite Realty Corp.	166,112	20,217,492
Corporate Office Properties Trust	436,119	11,339,094
Cousins Properties, Inc.	578,917	19,416,876
Cushman & Wakefield plc *	422,044	6,533,241
DiamondRock Hospitality Co. *	775,590	7,848,971
Diversified Healthcare Trust	925,547	4,164,962
Easterly Government Properties, Inc.	315,649	6,937,965
EastGroup Properties, Inc.	153,640	20,911,940
Empire State Realty Trust, Inc., Class A	545,037	6,000,857
EPR Properties	290,017	13,102,968
Equity Commonwealth	472,169	13,319,887
Essential Properties Realty Trust, Inc.	406,828	9,438,410
eXp World Holdings, Inc. *	217,266	13,120,694
First Industrial Realty Trust, Inc.	501,297	21,410,395
Forestar Group, Inc. *	64,778	1,379,124
Four Corners Property Trust, Inc.	286,206	7,753,321
Franklin Street Properties Corp.	372,463	1,847,416
FRP Holdings, Inc. *	23,342	1,053,658
Getty Realty Corp.	141,111	3,948,286
Gladstone Commercial Corp.	132,254	2,470,505
Global Medical REIT, Inc.	168,851	2,274,423
Global Net Lease, Inc.	347,468	6,455,955
Healthcare Realty Trust, Inc.	528,066	15,239,985
Hersha Hospitality Trust *	142,399	1,583,477
Highwoods Properties, Inc.	403,465	16,122,461
Hudson Pacific Properties, Inc.	590,469	15,110,102
Independence Realty Trust, Inc.	368,815	5,178,163
Industrial Logistics Properties Trust	253,924	5,400,963
Innovative Industrial Properties, Inc.	86,052	16,780,140
iStar, Inc.	287,652	5,097,193
JBG SMITH Properties	431,923	13,713,555
Kennedy-Wilson Holdings, Inc.	479,180	8,989,417
Kite Realty Group Trust	327,257	6,273,517
Lexington Realty Trust	1,077,259	11,548,216
Life Storage, Inc.	283,342	23,772,394
LTC Properties, Inc.	152,648	6,244,830
Mack-Cali Realty Corp.	334,900	4,678,553
Marcus & Millichap, Inc. *	93,281	3,532,551
Monmouth Real Estate Investment Corp.	381,405	6,605,935
National Health Investors, Inc.	173,558	11,848,805
National Storage Affiliates Trust	242,157	9,335,152
New Senior Investment Group, Inc.	297,463	1,817,499
Newmark Group, Inc., Class A	618,094	6,193,302

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
NexPoint Residential Trust, Inc.	85,959	3,527,757
Office Properties Income Trust	187,492	4,741,673
One Liberty Properties, Inc.	63,564	1,360,905
Outfront Media, Inc.	561,457	11,386,348
Paramount Group, Inc.	650,187	6,027,233
Park Hotels & Resorts, Inc.	914,530	19,891,027
Pebblebrook Hotel Trust	508,750	11,528,275
Physicians Realty Trust	808,892	13,751,164
Piedmont Office Realty Trust, Inc., Class A	489,945	8,358,462
PotlatchDeltic Corp.	259,997	13,194,848
Preferred Apartment Communities, Inc., Class A	194,979	1,604,677
PS Business Parks, Inc.	77,974	11,295,314
QTS Realty Trust, Inc., Class A	249,495	15,498,629
Rayonier, Inc.	530,213	17,306,152
RE/MAX Holdings, Inc., Class A	71,794	2,995,246
Realogy Holdings Corp. *	448,730	6,766,848
Redfin Corp. *	398,481	30,180,951
Retail Opportunity Investments Corp.	458,812	7,253,818
Retail Properties of America, Inc., Class A	832,672	8,768,036
Retail Value, Inc.	61,557	1,028,002
Rexford Industrial Realty, Inc.	507,504	24,218,091
RLJ Lodging Trust	641,338	10,069,007
RPT Realty	314,526	3,450,350
Ryman Hospitality Properties, Inc.	213,414	16,494,768
Sabra Health Care REIT, Inc.	803,347	13,833,635
Safehold, Inc.	55,554	4,235,992
Saul Centers, Inc.	49,973	1,770,044
Seritage Growth Properties, Class A *	138,858	2,803,543
Service Properties Trust	640,421	8,223,006
SITE Centers Corp.	585,950	7,816,573
SL Green Realty Corp.	281,678	19,455,499
Spirit Realty Capital, Inc.	443,702	19,088,060
STAG Industrial, Inc.	581,510	18,346,640
Summit Hotel Properties, Inc. *	410,757	4,251,335
Sunstone Hotel Investors, Inc.	838,287	11,073,771
Tanger Factory Outlet Centers, Inc.	363,357	5,719,239
Tejon Ranch Co. *	81,999	1,338,224
Terreno Realty Corp.	265,587	14,883,495
The GEO Group, Inc. (a)	471,512	3,394,886
The Howard Hughes Corp. *	174,809	16,584,130
The Macerich Co.	435,477	5,626,363
The RMR Group, Inc., Class A	58,995	2,371,009
The St. Joe Co.	121,285	6,104,274
UMH Properties, Inc.	151,131	2,579,806
Uniti Group, Inc.	903,794	10,764,187
Universal Health Realty Income Trust	49,742	3,081,517
Urban Edge Properties	426,396	7,035,534
Urstadt Biddle Properties, Inc.	9,687	129,365
Urstadt Biddle Properties, Inc., Class A	114,443	1,844,821
Washington Prime Group, Inc. (a)	82,629	514,779
Washington Real Estate Investment Trust	320,122	7,209,147
Weingarten Realty Investors	468,146	11,886,227
Whitestone REIT	157,910	1,476,459
Xenia Hotels & Resorts, Inc.	441,932	8,825,382
		994,546,740

Retailing 4.9%
1-800-Flowers.com, Inc., Class A *	99,211	2,805,687
Abercrombie & Fitch Co., Class A	242,433	6,635,391
Academy Sports & Outdoors, Inc. *	109,945	2,634,282
America's Car-Mart, Inc. *	23,721	3,202,335
American Eagle Outfitters, Inc.	580,540	14,919,878
Asbury Automotive Group, Inc. *	74,834	12,680,621
Security	Number of Shares	Value ($)
At Home Group, Inc. *	210,899	5,312,546
AutoNation, Inc. *	228,579	17,147,997
Bed Bath & Beyond, Inc.	489,725	13,154,014
Big Lots, Inc.	138,802	8,819,479
Boot Barn Holdings, Inc. *	112,096	6,772,840
Caleres, Inc.	147,227	2,335,020
Camping World Holdings, Inc., Class A	142,668	4,465,508
CarParts.com, Inc. *	137,976	2,446,315
Chewy, Inc., Class A *	293,172	29,774,548
Chico's FAS, Inc.	476,125	1,280,776
Conn's, Inc. *	73,468	1,042,511
Core-Mark Holding Co., Inc.	174,549	5,686,806
Designer Brands, Inc., Class A	228,125	2,849,281
Dick's Sporting Goods, Inc.	256,070	18,275,716
Dillard's, Inc., Class A	27,913	2,224,666
Duluth Holdings, Inc., Class B *	50,114	700,594
Five Below, Inc. *	217,314	40,446,482
Floor & Decor Holdings, Inc., Class A *	404,050	38,421,115
Foot Locker, Inc.	405,414	19,496,359
Franchise Group, Inc.	104,288	3,658,423
Funko, Inc., Class A *	85,873	1,166,155
GameStop Corp., Class A *(a)	212,838	21,654,138
Genesco, Inc. *	55,450	2,491,923
Group 1 Automotive, Inc.	66,768	10,178,114
Groupon, Inc. *	88,481	3,840,075
GrowGeneration Corp. *	184,599	8,423,252
Guess?, Inc.	145,729	3,673,828
Haverty Furniture Cos., Inc.	64,882	2,346,782
Hibbett Sports, Inc. *	64,399	4,138,280
Kohl's Corp.	613,544	33,898,306
Lands' End, Inc. *	62,294	2,058,194
Leslie's, Inc. *	268,092	6,509,274
Liquidity Services, Inc. *	100,753	1,572,754
Lithia Motors, Inc., Class A	101,651	38,012,391
Lumber Liquidators Holdings, Inc. *	112,186	2,778,847
Macy's, Inc.	1,209,636	18,398,564
Magnite, Inc. *	434,784	21,247,894
MarineMax, Inc. *	85,812	3,831,506
Monro, Inc.	129,365	8,019,336
Murphy USA, Inc.	103,533	12,905,388
National Vision Holdings, Inc. *	314,745	14,947,240
Nordstrom, Inc.	422,182	15,388,534
Ollie's Bargain Outlet Holdings, Inc. *	220,803	18,255,992
Overstock.com, Inc. *	166,174	11,161,908
Party City Holdco, Inc. *	429,679	3,291,341
Penske Automotive Group, Inc.	124,688	8,476,290
PetMed Express, Inc.	78,563	2,726,922
Quotient Technology, Inc. *	299,028	4,012,956
Qurate Retail, Inc., Class A	1,506,446	18,710,059
Rent-A-Center, Inc.	189,460	10,943,210
RH *	60,753	29,791,449
Sally Beauty Holdings, Inc. *	438,441	7,058,900
Shift Technologies, Inc. *(a)	225,910	1,999,304
Shoe Carnival, Inc.	34,365	1,682,510
Shutterstock, Inc.	85,902	7,579,133
Signet Jewelers Ltd. *	203,337	10,122,116
Sleep Number Corp. *	107,842	14,788,373
Sonic Automotive, Inc., Class A	92,135	4,248,345
Sportsman's Warehouse Holdings, Inc. *	168,255	2,850,240
Stamps.com, Inc. *	70,826	12,885,374
Stitch Fix, Inc., Class A *	221,793	16,925,024
The Aaron's Co., Inc. *	130,228	2,859,807
The Buckle, Inc.	111,308	4,278,680
The Cato Corp., Class A	75,884	936,409
The Children's Place, Inc. *	56,503	3,912,833
The Container Store Group, Inc. *	79,925	1,225,250
The Michaels Cos., Inc. *	287,026	4,305,390

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The ODP Corp. *	204,684	7,833,257
The RealReal, Inc. *	231,149	5,903,545
Urban Outfitters, Inc. *	266,035	9,018,587
Vroom, Inc. *	131,636	5,824,893
Weyco Group, Inc.	27,999	491,382
Winmark Corp.	11,714	2,067,404
Zumiez, Inc. *	81,076	3,654,906
		744,491,754

Semiconductors & Semiconductor Equipment 3.2%
ACM Research, Inc., Class A *	38,576	3,748,044
Advanced Energy Industries, Inc.	148,639	15,525,344
Allegro MicroSystems, Inc. *	162,061	4,236,275
Ambarella, Inc. *	135,097	15,197,062
Amkor Technology, Inc.	414,432	9,900,780
Axcelis Technologies, Inc. *	130,111	4,797,193
Brooks Automation, Inc.	286,835	23,853,199
CEVA, Inc. *	86,434	5,292,354
Cirrus Logic, Inc. *	225,159	18,413,503
CMC Materials, Inc.	112,912	19,251,496
Cohu, Inc. *	163,066	7,085,218
Cree, Inc. *	429,349	48,713,938
Diodes, Inc. *	163,758	12,858,278
FormFactor, Inc. *	300,407	13,629,466
Ichor Holdings Ltd. *	91,140	3,897,146
Impinj, Inc. *	85,076	5,442,312
Inphi Corp. *	202,429	33,317,789
Kulicke & Soffa Industries, Inc.	241,126	12,022,542
Lattice Semiconductor Corp. *	528,806	25,446,145
MACOM Technology Solutions Holdings, Inc. *	179,378	11,542,974
MaxLinear, Inc., Class A *	262,390	10,435,250
MKS Instruments, Inc.	214,579	35,384,077
NeoPhotonics Corp. *	196,607	1,889,393
Onto Innovation, Inc. *	189,774	11,853,284
PDF Solutions, Inc. *	113,544	2,084,668
Photronics, Inc. *	254,706	3,033,548
Power Integrations, Inc.	232,359	20,533,565
Rambus, Inc. *	442,790	9,289,734
Semtech Corp. *	252,396	18,503,151
Silicon Laboratories, Inc. *	170,197	26,506,481
SiTime Corp. *	48,489	4,724,283
SMART Global Holdings, Inc. *	54,424	2,541,057
SunPower Corp. *	310,837	10,807,802
Synaptics, Inc. *	134,015	17,962,030
Ultra Clean Holdings, Inc. *	157,351	7,297,939
Veeco Instruments, Inc. *	192,801	4,145,221
		481,162,541

Software & Services 7.7%
2U, Inc. *	280,056	11,098,619
8x8, Inc. *	412,491	14,111,317
A10 Networks, Inc. *	229,139	2,140,158
ACI Worldwide, Inc. *	453,392	17,346,778
Agilysys, Inc. *	78,787	4,694,917
Alarm.com Holdings, Inc. *	173,460	15,243,665
Alliance Data Systems Corp.	185,268	17,878,362
Altair Engineering, Inc., Class A *	168,718	10,391,342
Appfolio, Inc., Class A *	65,582	10,756,760
Appian Corp. *	147,218	25,306,774
Asana, Inc., Class A *	37,132	1,285,881
Avaya Holdings Corp. *	291,744	8,656,044
Benefitfocus, Inc. *	111,207	1,690,346
BigCommerce Holdings, Inc. *	44,499	2,630,336
Blackbaud, Inc. *	192,680	13,260,238
Blackline, Inc. *	198,451	24,611,893
Security	Number of Shares	Value ($)
BM Technologies, Inc. *(b)	16,801	194,412
Bottomline Technologies (DE), Inc. *	153,033	6,868,121
Box, Inc., Class A *	563,277	10,336,133
Cardtronics plc, Class A *	138,269	5,330,270
Cass Information Systems, Inc.	46,225	1,991,373
Cerence, Inc. *	145,248	16,154,483
ChannelAdvisor Corp. *	112,520	2,542,952
Cloudera, Inc. *	838,173	13,528,112
Cloudflare, Inc., Class A *	682,521	50,486,078
CommVault Systems, Inc. *	183,262	11,679,287
Conduent, Inc. *	658,682	3,543,709
Cornerstone OnDemand, Inc. *	236,066	11,926,054
CSG Systems International, Inc.	128,143	5,913,799
Datto Holding Corp. *	87,058	2,026,710
Digimarc Corp. *	49,123	1,797,411
Digital Turbine, Inc. *	289,428	23,898,070
Domo, Inc., Class B *	101,344	6,458,653
Dropbox, Inc., Class A *	1,143,784	25,786,610
Duck Creek Technologies, Inc. *	127,238	6,018,357
Ebix, Inc.	91,032	2,219,360
Envestnet, Inc. *	209,980	13,442,920
Everbridge, Inc. *	135,742	20,799,747
EVERTEC, Inc.	232,115	9,029,274
Evo Payments, Inc., Class A *	180,241	4,588,936
ExlService Holdings, Inc. *	131,480	11,125,838
Fastly, Inc., Class A *	326,817	24,047,195
FireEye, Inc. *	884,508	17,088,695
fuboTV, Inc. *	194,216	6,855,825
GreenSky, Inc., Class A *	199,788	1,062,872
Grid Dynamics Holdings, Inc. *(a)	93,811	1,398,722
GTT Communications, Inc. *(a)	126,668	238,136
GTY Technology Holdings, Inc. *	165,550	1,213,482
InterDigital, Inc.	119,729	7,587,227
International Money Express, Inc. *	99,384	1,463,926
j2 Global, Inc. *	166,341	18,527,061
Jamf Holding Corp. *	108,779	4,068,335
Limelight Networks, Inc. *	484,268	1,583,556
LivePerson, Inc. *	241,498	15,847,099
LiveRamp Holdings, Inc. *	257,681	16,275,132
Manhattan Associates, Inc. *	246,804	30,344,552
MAXIMUS, Inc.	238,621	19,395,115
McAfee Corp., Class A	133,762	2,768,873
Medallia, Inc. *	313,785	12,667,500
MicroStrategy, Inc., Class A *	28,174	21,142,051
Mimecast Ltd. *	226,886	9,728,872
Model N, Inc. *	117,760	4,987,136
MoneyGram International, Inc. *	247,797	1,652,806
New Relic, Inc. *	203,754	12,457,520
NIC, Inc.	260,643	9,046,919
Nutanix, Inc., Class A *	738,529	22,366,351
OneSpan, Inc. *	134,312	3,137,528
Pagerduty, Inc. *	222,450	9,952,413
Paya Holdings, Inc., Class A *(a)	203,570	2,455,054
Paylocity Holding Corp. *	145,373	27,793,864
Paysign, Inc. *	120,742	546,961
Perficient, Inc. *	128,359	7,148,313
Perspecta, Inc.	531,869	15,530,575
Ping Identity Holding Corp. *	141,875	3,324,131
Pluralsight, Inc., Class A *	390,679	8,044,081
Progress Software Corp.	175,320	7,458,113
PROS Holdings, Inc. *	151,852	7,197,785
Q2 Holdings, Inc. *	197,232	24,038,636
QAD, Inc., Class A	47,732	3,064,394
Qualtrics International, Inc., Class A *	200,639	7,624,282
Qualys, Inc. *	130,770	12,705,613
Rackspace Technology, Inc. *	131,717	2,768,691
Rapid7, Inc. *	202,302	15,423,504
RealPage, Inc. *	344,266	29,875,403

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Repay Holdings Corp. *	270,444	5,895,679
Sabre Corp.	1,231,334	18,088,296
Sailpoint Technologies Holdings, Inc. *	353,102	19,907,891
Shift4 Payments, Inc., Class A *	134,175	10,264,388
Smartsheet, Inc., Class A *	440,323	30,492,368
SolarWinds Corp. *	280,844	4,546,864
Sprout Social, Inc., Class A *	107,650	7,316,971
SPS Commerce, Inc. *	137,089	13,808,975
Sumo Logic, Inc. *	58,511	1,777,564
SVMK, Inc. *	464,388	8,646,905
Switch, Inc., Class A	319,195	5,534,841
Sykes Enterprises, Inc. *	153,805	6,284,472
Tenable Holdings, Inc. *	260,418	10,653,700
Teradata Corp. *	424,910	17,038,891
TTEC Holdings, Inc.	70,651	5,944,575
Tucows, Inc., Class A *	37,396	2,955,032
Unisys Corp. *	245,119	6,017,671
Upland Software, Inc. *	98,455	4,866,631
Varonis Systems, Inc. *	132,168	24,258,115
Verint Systems, Inc. *	254,863	12,562,197
Verra Mobility Corp. *	529,856	7,550,448
VirnetX Holding Corp.	242,865	1,690,340
Workiva, Inc. *	155,025	15,680,779
Xperi Holding Corp.	410,813	8,668,154
Yext, Inc. *	374,455	6,335,779
Zuora, Inc., Class A *	388,900	5,806,277
		1,163,288,201

Technology Hardware & Equipment 3.9%
3D Systems Corp. *	482,182	17,281,403
Acacia Communications, Inc. *	148,893	17,121,206
ADTRAN, Inc.	186,417	3,139,262
Applied Optoelectronics, Inc. *	83,576	779,346
Arlo Technologies, Inc. *	309,944	2,157,210
Avid Technology, Inc. *	160,756	3,117,059
Avnet, Inc.	383,450	14,597,942
Badger Meter, Inc.	113,196	12,291,954
Belden, Inc.	173,258	7,659,736
Benchmark Electronics, Inc.	141,556	4,020,190
CalAmp Corp. *	136,214	1,521,510
Calix, Inc. *	216,110	8,538,506
Casa Systems, Inc. *	135,177	1,109,803
Coherent, Inc. *	95,208	23,034,624
CommScope Holding Co., Inc. *	772,229	11,266,821
Comtech Telecommunications Corp.	98,116	2,637,358
Corsair Gaming, Inc. *(a)	82,082	2,941,819
CTS Corp.	125,431	4,035,115
Daktronics, Inc.	145,040	784,666
Diebold Nixdorf, Inc. *	301,863	4,383,051
Dolby Laboratories, Inc., Class A	249,767	24,384,752
EchoStar Corp., Class A *	195,880	4,446,476
ePlus, Inc. *	52,459	4,960,523
Extreme Networks, Inc. *	477,888	4,382,233
Fabrinet *	143,364	12,663,342
FARO Technologies, Inc. *	69,247	6,471,825
Harmonic, Inc. *	379,052	2,935,758
II-VI, Inc. *	403,595	34,023,059
Infinera Corp. *	748,562	7,354,622
Inseego Corp. *(a)	249,775	3,644,217
Insight Enterprises, Inc. *	136,082	11,375,094
Itron, Inc. *	157,395	18,452,990
Kimball Electronics, Inc. *	96,671	2,269,835
Knowles Corp. *	356,186	7,405,107
Littelfuse, Inc.	94,661	24,632,685
Lumentum Holdings, Inc. *	294,025	26,462,250
Methode Electronics, Inc.	145,729	5,673,230
MTS Systems Corp.	74,838	4,367,546
Security	Number of Shares	Value ($)
Napco Security Technologies, Inc. *	46,375	1,443,654
NCR Corp. *	500,412	17,394,321
NETGEAR, Inc. *	117,476	4,699,040
NetScout Systems, Inc. *	285,463	8,055,766
nLight, Inc. *	134,062	5,110,443
Novanta, Inc. *	136,546	18,069,132
OSI Systems, Inc. *	64,758	6,127,402
PAR Technology Corp. *	77,130	6,701,054
PC Connection, Inc.	43,476	2,000,331
Plantronics, Inc. *	146,680	5,939,073
Plexus Corp. *	111,934	9,400,217
Pure Storage, Inc., Class A *	937,764	21,924,922
Ribbon Communications, Inc. *	457,948	3,956,671
Rogers Corp. *	72,479	13,153,489
Sanmina Corp. *	252,735	9,002,421
ScanSource, Inc. *	98,440	2,799,634
Super Micro Computer, Inc. *	171,116	5,583,515
SYNNEX Corp.	159,987	14,264,441
TTM Technologies, Inc. *	385,749	5,446,776
Velodyne Lidar, Inc. *(a)	157,081	2,307,520
ViaSat, Inc. *	249,224	12,745,315
Viavi Solutions, Inc. *	890,447	14,411,885
Vishay Intertechnology, Inc.	515,080	12,294,960
Vontier Corp. *	654,360	20,546,904
Xerox Holdings Corp.	646,815	16,480,846
		588,183,857

Telecommunication Services 0.7%
Anterix, Inc. *	45,966	1,941,144
ATN International, Inc.	42,400	2,064,032
Bandwidth, Inc., Class A *	85,714	13,573,669
Boingo Wireless, Inc. *	172,404	1,965,406
Cincinnati Bell, Inc. *	197,199	3,013,201
Cogent Communications Holdings, Inc.	163,420	9,780,687
Consolidated Communications Holdings, Inc. *	290,921	1,530,244
Globalstar, Inc. *	2,391,212	4,232,445
Gogo, Inc. *(a)	193,520	2,293,212
Iridium Communications, Inc. *	455,715	17,458,442
Liberty Latin America Ltd., Class A *	190,377	2,088,436
Liberty Latin America Ltd., Class C *	591,119	6,478,664
ORBCOMM, Inc. *	301,463	2,300,163
Radius Global Infrastructure, Inc., Class A *	226,443	2,803,364
Shenandoah Telecommunications Co.	193,730	8,591,926
Spok Holdings, Inc.	69,284	742,724
Telephone and Data Systems, Inc.	386,510	6,914,664
United States Cellular Corp. *	56,964	1,676,451
Vonage Holdings Corp. *	906,029	11,977,703
		101,426,577

Transportation 1.7%
Air Transport Services Group, Inc. *	231,539	6,145,045
Allegiant Travel Co. *	50,877	12,830,671
ArcBest Corp.	98,679	5,821,074
Atlas Air Worldwide Holdings, Inc. *	101,588	5,600,546
Avis Budget Group, Inc. *	200,329	11,128,276
Daseke, Inc. *	243,842	1,346,008
Echo Global Logistics, Inc. *	103,304	2,878,049
Forward Air Corp.	106,942	9,172,415
Hawaiian Holdings, Inc. *	178,747	4,793,995
Heartland Express, Inc.	191,194	3,479,731
Hub Group, Inc., Class A *	130,083	7,490,179
JetBlue Airways Corp. *	1,224,484	22,567,240
Kirby Corp. *	233,199	14,588,930

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Knight-Swift Transportation Holdings, Inc.	489,654	21,153,053
Landstar System, Inc.	149,070	23,872,070
Macquarie Infrastructure Corp.	284,719	8,923,094
Marten Transport Ltd.	228,016	3,689,299
Matson, Inc.	167,367	11,593,512
Ryder System, Inc.	209,239	14,180,127
Saia, Inc. *	101,589	20,371,642
Schneider National, Inc., Class B	142,598	3,298,292
SEACOR Holdings, Inc. *	74,279	3,157,600
SkyWest, Inc.	194,736	10,977,268
Spirit Airlines, Inc. *	379,493	13,616,209
Universal Logistics Holdings, Inc.	28,759	673,248
Werner Enterprises, Inc.	225,495	9,678,245
		253,025,818

Utilities 2.1%
ALLETE, Inc.	201,970	12,548,396
American States Water Co.	143,231	10,463,025
Avista Corp.	267,103	10,740,212
Black Hills Corp.	243,568	14,409,483
California Water Service Group	193,756	10,646,892
Chesapeake Utilities Corp.	68,081	7,198,204
Clearway Energy, Inc., Class A	123,095	3,218,934
Clearway Energy, Inc., Class C	297,551	8,170,750
Hawaiian Electric Industries, Inc.	424,019	14,823,704
IDACORP, Inc.	196,456	16,942,365
MDU Resources Group, Inc.	781,037	21,947,140
MGE Energy, Inc.	140,558	8,953,545
Middlesex Water Co.	67,926	4,664,478
National Fuel Gas Co.	353,390	16,058,042
New Jersey Resources Corp.	373,669	14,681,455
Northwest Natural Holding Co.	118,682	5,695,549
NorthWestern Corp.	196,592	11,496,700
ONE Gas, Inc.	207,116	13,870,558
Ormat Technologies, Inc.	171,612	14,702,000
Otter Tail Corp.	159,540	6,464,561
PNM Resources, Inc.	310,840	14,923,428
Portland General Electric Co.	347,480	14,649,757
SJW Group	102,085	6,398,688
South Jersey Industries, Inc.	390,962	9,817,056
Southwest Gas Holdings, Inc.	220,742	13,763,264
Spire, Inc.	200,330	13,305,919
Sunnova Energy International, Inc. *	221,792	9,945,153
Unitil Corp.	58,221	2,435,967
York Water Co.	50,465	2,099,849
		315,035,074
Total Common Stock
(Cost $10,858,636,986)		15,010,393,922
Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Media & Entertainment 0.0%
Contra Restorbio, Inc. CVR *(b)	8,172	—
Media General, Inc. CVR *(b)	177,806	15,131
Total Rights
(Cost $—)		15,131

Other Investment Companies 0.9% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	22,810,463	22,810,463

Securities Lending Collateral 0.7%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	105,297,109	105,297,109
Total Other Investment Companies
(Cost $128,107,572)		128,107,572

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 03/19/21	115	12,645,400	(409,808)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $99,225,450.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$12,244,828,243	$—	$—	$12,244,828,243
Pharmaceuticals, Biotechnology & Life Sciences	1,601,214,867	—	1,062,611	1,602,277,478
Software & Services	1,163,093,789	—	194,412	1,163,288,201
Rights [1]
Media & Entertainment	—	—	15,131 *	15,131
Other Investment Companies[1]	128,107,572	—	—	128,107,572
Liabilities
Futures Contracts[2]	(409,808)	—	—	(409,808)
Total	$15,136,834,663	$—	$1,272,154	$15,138,106,817
*	Level 3 amount shown includes securities determined to have no value at February 28, 2021.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2021; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $10,881,447,449) including securities on loan of $99,225,450		$15,033,219,516
Collateral invested for securities on loan, at value (cost $105,297,109)		105,297,109
Deposit with broker for futures contracts		1,755,000
Receivables:
Investments sold		28,554,547
Dividends		8,685,236
Income from securities on loan	+	362,241
Total assets		15,177,873,649
Liabilities
Collateral held for securities on loan		105,297,109
Payables:
Investments bought		19,502,115
Management fees		465,538
Fund shares redeemed		24,615,193
Due to custodian		3,608,409
Variation margin on futures contracts	+	17,258
Total liabilities		153,505,622
Net Assets
Total assets		15,177,873,649
Total liabilities	–	153,505,622
Net assets		$15,024,368,027
Net Assets by Source
Capital received from investors		10,876,079,543
Total distributable earnings		4,148,288,484

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$15,024,368,027		152,550,000		$98.49

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Operations

For the period September 1, 2020 through February 28, 2021; unaudited
Investment Income
Dividends received from unaffiliated issuers (net of foreign withholding tax of $55,662)		$80,221,082
Income from non-cash dividends		5,713,759
Securities on loan, net	+	4,002,302
Total investment income		89,937,143
Expenses
Management fees		2,406,453
Total expenses	–	2,406,453
Net investment income		87,530,690
Realized and Unrealized Gains (Losses)
Net realized losses on unaffiliated issuers		(233,120,567)
Net realized gains on in-kind redemptions on unaffiliated issuers		695,678,244
Net realized gains on futures contracts	+	5,646,296
Net realized gains		468,203,973
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		3,445,410,581
Net change in unrealized appreciation (depreciation) on futures contracts	+	(364,436)
Net change in unrealized appreciation (depreciation)	+	3,445,046,145
Net realized and unrealized gains		3,913,250,118
Increase in net assets resulting from operations		$4,000,780,808

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/20-2/28/21		9/1/19-8/31/20
Net investment income		$87,530,690	$126,677,272
Net realized gains		468,203,973	136,600,549
Net change in unrealized appreciation (depreciation)	+	3,445,046,145	276,936,463
Increase in net assets resulting from operations		4,000,780,808	540,214,284
Distributions to Shareholders
Total distributions		($83,369,970)	($120,143,285)

Transactions in Fund Shares
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		26,950,000	$2,217,738,907	42,600,000	$2,778,455,384
Shares redeemed	+	(15,400,000)	(1,155,160,069)	(18,650,000)	(1,254,218,652)
Net transactions in fund shares		11,550,000	$1,062,578,838	23,950,000	$1,524,236,732
Shares Outstanding and Net Assets
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		141,000,000	$10,044,378,351	117,050,000	$8,100,070,620
Total increase	+	11,550,000	4,979,989,676	23,950,000	1,944,307,731
End of period		152,550,000	$15,024,368,027	141,000,000	$10,044,378,351

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Financial Statements
Financial Highlights
	9/1/20– 2/28/21*	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$57.31	$53.30	$52.71	$45.83	$42.47	$36.52
Income (loss) from investment operations:
Net investment income (loss)[1]	1.17	1.87	1.66	1.49	1.40	1.29
Net realized and unrealized gains (losses)	10.06	3.98	0.48	6.75	3.26	5.85
Total from investment operations	11.23	5.85	2.14	8.24	4.66	7.14
Less distributions:
Distributions from net investment income	(1.14)	(1.84)	(1.55)	(1.36)	(1.30)	(1.19)
Net asset value at end of period	$67.40	$57.31	$53.30	$52.71	$45.83	$42.47
Total return	19.91% [2]	11.46%	4.18%	18.21%	11.12%	19.89%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [3]	0.06%	0.06% [4]	0.07%	0.07%	0.07%
Net investment income (loss)	3.81% [3]	3.48%	3.23%	2.99%	3.17%	3.27%
Portfolio turnover rate[5]	7% [2]	43%	24%	23%	15%	22%
Net assets, end of period (x 1,000)	$18,527,608	$12,693,835	$9,820,959	$8,092,908	$6,040,705	$4,300,443

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Banks 12.1%
1st Source Corp.	160,508	7,121,740
BancFirst Corp.	168,943	10,792,079
Bank of Hawaii Corp.	363,971	31,847,463
Bank OZK	1,098,665	45,286,971
Banner Corp.	319,046	16,520,202
Boston Private Financial Holdings, Inc.	747,013	10,278,899
Cathay General Bancorp	680,208	25,603,029
City Holding Co.	145,685	10,956,969
Comerica, Inc.	1,263,679	86,056,540
CVB Financial Corp.	1,157,767	24,787,791
East West Bancorp, Inc.	1,285,896	92,790,255
Federal Agricultural Mortgage Corp., Class C	74,723	6,444,859
Fifth Third Bancorp	6,473,228	224,556,279
First Commonwealth Financial Corp.	891,959	11,961,170
Heritage Financial Corp.	326,819	8,461,344
Huntington Bancshares, Inc.	9,245,914	141,832,321
International Bancshares Corp.	506,395	22,068,694
KeyCorp	8,870,443	178,650,722
Lakeland Financial Corp.	234,354	16,158,708
M&T Bank Corp.	1,165,879	175,977,776
Northwest Bancshares, Inc.	1,159,631	16,373,990
PacWest Bancorp	1,061,084	38,453,684
Premier Financial Corp.	339,151	10,398,370
Regions Financial Corp.	8,726,486	180,027,406
S&T Bancorp, Inc.	356,801	10,304,413
Stock Yards Bancorp, Inc.	191,699	9,445,010
Synovus Financial Corp.	1,338,834	56,646,067
U.S. Bancorp	12,458,504	622,925,200
Umpqua Holdings Corp.	2,001,500	34,165,605
Webster Financial Corp.	819,704	45,337,828
Zions Bancorp NA	1,490,308	79,239,676
		2,251,471,060

Capital Goods 13.4%
3M Co.	4,074,498	713,281,620
Cummins, Inc.	1,592,525	403,227,330
Eaton Corp. plc	4,314,643	561,723,372
Emerson Electric Co.	6,444,383	553,572,500
MSC Industrial Direct Co., Inc., Class A	490,953	42,285,782
Snap-on, Inc.	587,362	119,299,096
Watsco, Inc.	353,964	86,048,648
		2,479,438,348

Commercial & Professional Services 0.8%
HNI Corp.	459,159	16,341,469
Insperity, Inc.	389,138	34,516,540
Robert Half International, Inc.	1,236,223	96,165,787
		147,023,796

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 3.6%
Hasbro, Inc.	1,374,192	128,775,532
Leggett & Platt, Inc.	1,427,791	61,780,517
Polaris, Inc.	621,777	73,220,459
VF Corp.	3,445,598	272,650,170
Whirlpool Corp.	671,775	127,690,992
		664,117,670

Diversified Financials 9.2%
Ameriprise Financial, Inc.	1,093,061	241,828,816
BlackRock, Inc.	929,274	645,380,793
Discover Financial Services	2,784,944	261,979,682
Evercore, Inc., Class A	368,906	44,183,871
Federated Hermes, Inc.	865,086	23,115,098
Franklin Resources, Inc.	2,431,181	63,624,007
Janus Henderson Group plc	1,370,248	40,052,349
Lazard Ltd., Class A	1,024,919	39,654,116
T. Rowe Price Group, Inc.	2,062,979	334,491,415
Waddell & Reed Financial, Inc., Class A	591,221	14,833,735
		1,709,143,882

Energy 7.9%
Exxon Mobil Corp.	16,687,243	907,285,402
ONEOK, Inc.	4,790,243	212,159,862
Valero Energy Corp.	4,397,219	338,497,919
		1,457,943,183

Food, Beverage & Tobacco 12.1%
Altria Group, Inc.	16,617,507	724,523,305
B&G Foods, Inc. (a)	691,983	20,987,844
Flowers Foods, Inc.	2,122,266	46,159,286
Kellogg Co.	2,736,565	157,927,166
PepsiCo, Inc.	4,902,253	633,322,065
The Coca-Cola Co.	13,392,320	656,089,757
		2,239,009,423

Household & Personal Products 2.7%
Kimberly-Clark Corp.	3,677,848	471,978,234
Nu Skin Enterprises, Inc., Class A	554,152	28,361,499
		500,339,733

Insurance 5.3%
American Financial Group, Inc.	651,825	69,549,727
Cincinnati Financial Corp.	1,359,621	133,066,107
Employers Holdings, Inc.	266,187	8,861,365
Fidelity National Financial, Inc.	2,652,549	101,539,576
Mercury General Corp.	240,787	14,061,961
Principal Financial Group, Inc.	2,320,419	131,289,307
Prudential Financial, Inc.	3,590,096	311,333,125
Safety Insurance Group, Inc.	130,028	10,282,614

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Hartford Financial Services Group, Inc.	3,255,555	165,024,083
Unum Group	1,850,193	48,993,111
		994,000,976

Materials 4.3%
Amcor plc	16,914,534	185,045,002
Eastman Chemical Co.	1,459,615	159,477,535
Huntsman Corp.	2,141,347	58,458,773
International Paper Co.	4,239,155	210,474,046
Neenah, Inc.	180,946	10,009,933
Schweitzer-Mauduit International, Inc.	337,613	15,766,527
Sonoco Products Co.	1,082,511	64,485,180
Steel Dynamics, Inc.	2,155,148	89,611,054
		793,328,050

Media & Entertainment 3.0%
Omnicom Group, Inc.	2,317,151	159,257,788
ViacomCBS, Inc., Class B	6,079,656	392,077,016
		551,334,804

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Pfizer, Inc.	17,066,073	571,542,785

Retailing 2.3%
Best Buy Co., Inc.	2,484,175	249,286,961
Genuine Parts Co.	1,555,719	163,894,997
PetMed Express, Inc.	219,101	7,604,996
		420,786,954

Semiconductors & Semiconductor Equipment 7.4%
QUALCOMM, Inc.	4,577,705	623,437,644
Texas Instruments, Inc.	4,388,133	755,943,672
		1,379,381,316

Software & Services 5.3%
International Business Machines Corp.	5,633,062	669,940,064
Paychex, Inc.	3,454,937	314,641,112
		984,581,176

Security	Number of Shares	Value ($)
Telecommunication Services 3.5%
Verizon Communications, Inc.	11,620,733	642,626,535

Transportation 3.6%
United Parcel Service, Inc., Class B	4,221,606	666,296,075
Total Common Stock
(Cost $15,246,449,219)		18,452,365,766

Other Investment Companies 0.1% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	4,677,207	4,677,207

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.03% (b)	18,334,415	18,334,415
Total Other Investment Companies
(Cost $23,011,622)		23,011,622

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/19/21	237	45,139,020	(760,708)
S&P Mid-Cap 400 Index, e-mini, expires 03/19/21	116	28,938,520	(55,477)
Net Unrealized Depreciation			(816,185)
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,533,773.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$18,452,365,766	$—	$—	$18,452,365,766
Other Investment Companies[1]	23,011,622	—	—	23,011,622
Liabilities
Futures Contracts[2]	(816,185)	—	—	(816,185)
Total	$18,474,561,203	$—	$—	$18,474,561,203
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Assets and Liabilities

As of February 28, 2021; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $15,251,126,426) including securities on loan of $17,533,773		$18,457,042,973
Collateral invested for securities on loan, at value (cost $18,334,415)		18,334,415
Deposit with broker for futures contracts		4,437,501
Receivables:
Investments sold		74,781,137
Fund shares sold		173,272,593
Dividends		66,831,655
Income from securities on loan	+	15,050
Total assets		18,794,715,324
Liabilities
Collateral held for securities on loan		18,334,415
Payables:
Investments bought		247,723,270
Management fees		824,852
Variation margin on futures contracts	+	224,845
Total liabilities		267,107,382
Net Assets
Total assets		18,794,715,324
Total liabilities	–	267,107,382
Net assets		$18,527,607,942
Net Assets by Source
Capital received from investors		15,675,487,149
Total distributable earnings		2,852,120,793

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$18,527,607,942		274,900,000		$67.40

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Operations

For the period September 1, 2020 through February 28, 2021; unaudited
Investment Income
Dividends received from unaffiliated issuers		$290,463,222
Securities on loan, net	+	91,074
Total investment income		290,554,296
Expenses
Management fees		4,501,702
Total expenses	–	4,501,702
Net investment income		286,052,594
Realized and Unrealized Gains (Losses)
Net realized losses on unaffiliated issuers		(41,112,775)
Net realized gains on in-kind redemptions on unaffiliated issuers		178,466,437
Net realized gains on futures contracts	+	6,641,244
Net realized gains		143,994,906
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		2,317,088,658
Net change in unrealized appreciation (depreciation) on futures contracts	+	(3,492,200)
Net change in unrealized appreciation (depreciation)	+	2,313,596,458
Net realized and unrealized gains		2,457,591,364
Increase in net assets resulting from operations		$2,743,643,958

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/20-2/28/21		9/1/19-8/31/20
Net investment income		$286,052,594	$386,647,011
Net realized gains		143,994,906	596,800,824
Net change in unrealized appreciation (depreciation)	+	2,313,596,458	214,500,332
Increase in net assets resulting from operations		2,743,643,958	1,197,948,167
Distributions to Shareholders
Total distributions		($272,073,375)	($372,797,395)

Transactions in Fund Shares
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		61,450,000	$3,839,356,468	103,250,000	$5,542,147,119
Shares redeemed	+	(8,050,000)	(477,154,007)	(66,000,000)	(3,494,422,490)
Net transactions in fund shares		53,400,000	$3,362,202,461	37,250,000	$2,047,724,629
Shares Outstanding and Net Assets
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		221,500,000	$12,693,834,898	184,250,000	$9,820,959,497
Total increase	+	53,400,000	5,833,773,044	37,250,000	2,872,875,401
End of period		274,900,000	$18,527,607,942	221,500,000	$12,693,834,898

Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Equity ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. REIT ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab Emerging Markets Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. TIPS ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabfunds.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs) referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of February 28, 2021 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their fair value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of February 28, 2021, Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF and Schwab U.S. Dividend Equity ETF had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 28, 2021, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between CSIM and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters or epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Schwab U.S. Dividend Equity ETF primarily invests in dividend paying stocks. As a result, fund performance will correlate with the performance of the dividend paying stock segment of the stock market, and a fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Certain funds invest in growth stocks. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk and leverage risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

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Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption. (See the unaudited Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to a fund’s daily NAV.)
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
0.03%	0.05%	0.03%	0.04%	0.04%	0.04%	0.04%	0.06%

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Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 28, 2021, as applicable:
	Underlying Funds
	Schwab U.S. Large-Cap ETF	Schwab U.S. Small-Cap ETF
Schwab VIT Balanced Portfolio	0.1%	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.2%	0.1%
Schwab VIT Growth Portfolio	0.2%	0.1%
Schwab Target 2010 Index Fund	0.0%*	0.0%*
Schwab Target 2015 Index Fund	0.1%	0.0%*
Schwab Target 2020 Index Fund	0.3%	0.0%*
Schwab Target 2025 Index Fund	0.5%	0.1%
Schwab Target 2030 Index Fund	0.8%	0.1%
Schwab Target 2035 Index Fund	0.5%	0.1%
Schwab Target 2040 Index Fund	0.7%	0.1%
Schwab Target 2045 Index Fund	0.5%	0.1%
Schwab Target 2050 Index Fund	0.5%	0.1%
Schwab Target 2055 Index Fund	0.3%	0.1%
Schwab Target 2060 Index Fund	0.4%	0.1%
Schwab Target 2065 Index Fund	0.0%*	0.0%*
*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board under Rule 17a-7 of the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2021, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab U.S. Broad Market ETF	$178,075,694	($49,950,874)
Schwab 1000 Index ETF	16,490,262	(2,399,139)
Schwab U.S. Large-Cap ETF	492,805,777	(126,716,683)
Schwab U.S. Large-Cap Growth ETF	1,667,072,805	(13,581,401)
Schwab U.S. Large-Cap Value ETF	1,543,008,917	(135,291,288)
Schwab U.S. Mid-Cap ETF	441,618,906	(88,936,692)
Schwab U.S. Small-Cap ETF	653,212,355	(45,757,275)
Schwab U.S. Dividend Equity ETF	183,817,150	(2,635,215)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

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Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was further amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at February 28, 2021 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 28, 2021, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab U.S. Broad Market ETF	$24,924,785	139
Schwab 1000 Index ETF	1,792,044	10
Schwab U.S. Large-Cap ETF	30,153,900	168
Schwab U.S. Large-Cap Growth ETF	8,947,098	78
Schwab U.S. Large-Cap Value ETF	14,672,809	230
Schwab U.S. Mid-Cap ETF	9,509,746	46
Schwab U.S. Small-Cap ETF	21,806,104	251
Schwab U.S. Dividend Equity ETF	42,450,914	223

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Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

9. Purchases and Sales of Investment Securities:
For the period ended February 28, 2021, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab U.S. Broad Market ETF	$485,147,536	$488,687,961
Schwab 1000 Index ETF	69,651,984	61,986,403
Schwab U.S. Large-Cap ETF	751,529,580	756,680,625
Schwab U.S. Large-Cap Growth ETF	1,538,861,325	1,524,667,094
Schwab U.S. Large-Cap Value ETF	1,813,156,303	1,822,498,502
Schwab U.S. Mid-Cap ETF	1,716,583,354	1,613,496,561
Schwab U.S. Small-Cap ETF	1,593,793,250	1,422,425,309
Schwab U.S. Dividend Equity ETF	1,106,311,297	1,081,735,810

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 28, 2021, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. Broad Market ETF	$599,427,956	$430,031,077
Schwab 1000 Index ETF	241,669,824	19,334,119
Schwab U.S. Large-Cap ETF	1,106,648,811	282,554,626
Schwab U.S. Large-Cap Growth ETF	1,822,904,729	2,178,398,857
Schwab U.S. Large-Cap Value ETF	738,295,203	185,220,563
Schwab U.S. Mid-Cap ETF	945,448,451	768,076,386
Schwab U.S. Small-Cap ETF	2,154,213,123	1,107,759,745
Schwab U.S. Dividend Equity ETF	3,745,562,901	397,008,343
For the period ended February 28, 2021, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 28, 2021 are disclosed in the funds’ Statements of Operations.

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Schwab U.S. Equity ETFs
Financial Notes, unaudited (continued)

11. Federal Income Taxes
As of February 28, 2021, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF
Tax cost	$11,844,294,446	$1,148,745,863	$17,464,422,162	$7,924,193,064	$7,014,972,074
Gross unrealized appreciation	$7,476,555,757	$388,718,375	$9,578,849,793	$5,342,756,952	$1,634,029,066
Gross unrealized depreciation	(577,607,220)	(28,862,560)	(579,901,357)	(39,134,187)	(183,394,372)
Net unrealized appreciation (depreciation)	$6,898,948,537	$359,855,815	$8,998,948,436	$5,303,622,765	$1,450,634,694

	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Tax cost	$6,468,131,673	$11,094,761,844	$15,344,297,820
Gross unrealized appreciation	$2,347,530,879	$4,523,526,929	$3,286,654,403
Gross unrealized depreciation	(172,762,121)	(480,181,956)	(156,391,020)
Net unrealized appreciation (depreciation)	$2,174,768,758	$4,043,344,973	$3,130,263,383
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2020, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
No expiration	$154,367,423	$9,002,527	$235,135,510	$207,685,569	$203,263,527	$448,990,623	$420,856,487	$552,306,170
Total	$154,367,423	$9,002,527	$235,135,510	$207,685,569	$203,263,527	$448,990,623	$420,856,487	$552,306,170
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2021. The tax-basis components of distributions paid during the fiscal year ended August 31, 2020 were as follows:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Ordinary income	$300,375,280	$17,831,170	$373,490,030	$73,115,600	$214,669,300	$102,603,225	$120,143,285	$372,797,395
As of August 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2020, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab U.S. Equity ETFs
Liquidity Risk Management Program  (Unaudited)

The Funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Funds’ Board of Trustees (the “Board”) has designated the Funds’ investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”) as the administrator of the program. Personnel of CSIM or its affiliates conduct the day-to-day operation of the program.
Under the program, CSIM manages a Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The program is reasonably designed to assess and manage a Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. CSIM’s process of determining the degree of liquidity of each Fund’s investments is supported by third-party liquidity assessment vendors.
The Funds’ Board reviewed a report at its meeting held on September 22, 2020 prepared by CSIM regarding the operation and effectiveness of the program for the period June 1, 2019, through May 31, 2020. No significant liquidity events impacting any of the Funds were noted in the report. In addition, CSIM provided its assessment that the program had been operating effectively in managing each Fund’s liquidity risk.

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Schwab U.S. Equity ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	103	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

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Schwab U.S. Equity ETFs
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
dividend yield  A stock’s indicated annual dividend divided by current price. At the portfolio level, it is the value-weighted average of the dividend yield of the securities in the portfolio.
Dow Jones U.S. Broad Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which includes the largest 2,500 publicly traded U.S. companies and is designed to measure the performance of large- and small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
Dow Jones U.S. Dividend 100 Index  An index that is designed to measure the performance of high dividend yielding stocks issued by U.S. companies that have a record of consistently paying dividends, selected for fundamental strength relative to their peers, based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, which includes the 2,500 largest U.S. stocks based on full market capitalization and excludes real estate investment trusts (REITs). It is modified market capitalization weighted.
Dow Jones U.S. Large-Cap Growth Total Stock Market Index  An index, which is a subset of the Dow Jones U.S. Total Stock Market Index, that is designed to measure the performance of large-cap U.S. equity securities that are classified as “growth” based on a multi-factor analysis. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Large-Cap Total Stock Market Index   An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Large-Cap Value Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities that are classified as “value” based on a multi-factor analysis. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Mid-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of mid-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.

Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
SEC yield  A standard yield calculation developed by the Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses. This is also referred to as the “standardized yield.”
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

Schwab U.S. Equity ETFs  |  Semiannual Report

Notes

Notes

Notes

Schwab U.S. Equity ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2021 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR54789-11
00258631

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab U.S. Equity ETFs and Schwab International Equity ETFs

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	April 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	April 16, 2021

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	April 16, 2021